     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2014

                                                             FILE NO. 333-148566

                                                                       811-09295

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.               / /
POST-EFFECTIVE AMENDMENT NO. 8            /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 449                         /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                   LISA PROCH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2014 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                     PART A

                          SUPPLEMENT DATED MAY 1, 2014
                       TO THE LEADERS 4 SERIES CONTRACTS
                     PRODUCT PROSPECTUSES DATED MAY 1, 2014

                     ENHANCED SURRENDER VALUE (2014) OFFER

Available for ELIGIBLE CONTRACT OWNERS of the products listed below with an active living withdrawal benefit in force from the LIFETIME INCOME BUILDER SELECTS OR LIFETIME INCOME BUILDER PORTFOLIOS RIDER:


-   HARTFORD LEADERS FOUNDATION I



-   HARTFORD LEADERS FOUNDATION EDGE I



-   HUNTINGTON HARTFORD LEADERS II



-   HUNTINGTON HARTFORD LEADERS OUTLOOK IV


-   HARTFORD LEADERS EDGE SERIES IV

-   HARTFORD LEADERS PLUS SERIES IV

-   HARTFORD LEADERS SERIES IV

-   HARTFORD LEADERS ACCESS SERIES IV

-   HARTFORD LEADERS OUTLOOK SERIES IV


For a limited period of time, the Company will make the ENHANCED SURRENDER VALUE
(2014) OFFER available to Eligible Contract Owners ("Offer" or "the Offer"), subject to state approval of the ESV Rider, beginning on or about June 2, 2014, for Contract Owners with contracts issued in the INITIAL LAUNCH STATES. We will notify applicable Contract Owners in Writing if the Offer becomes available to Contract Owners with contracts issued in states outside the Initial Launch States.


YOU ARE NOT REQUIRED TO ACCEPT THE OFFER AND YOU DO NOT NEED TO TAKE ANY ACTION IF YOU DO NOT WANT TO ACCEPT THE OFFER.

The Riders listed above are guaranteed benefit riders designed to (i) help protect your Investment from poor market performance through potential annual automatic Payment Base Increases, (ii) provide longevity protection through Lifetime Benefit Payments and (iii) ensure a guaranteed Death Benefit amount. For additional information about the products and each Rider, please review the disclosures in the Prospectus and review your contract (including all Riders).


We are making this Offer because high market volatility, declines in equity markets and the low interest rate environment make continuing to provide the Rider benefits costly to us. We believe the Offer can be mutually beneficial to both us and Contract Owners who no longer need or want the variable annuity Contract and the Rider benefits. If you accept the Offer, we would gain a financial benefit because we would no longer incur the costs of maintaining expensive reserves for the guarantees offered in the Contract and Riders. If you determine that you no longer want or need the Contract and Rider benefits, you would benefit because you may receive an increase in your Contract's Surrender Value and your fees would cease.



If you are eligible for the Offer, the Company will notify you in writing. The OFFER LETTER, which is specific to your Contract, will contain your Contract's Surrender Value and the Enhanced Surrender Value as of the date specified in the letter. If you accept the Offer, you will FULLY SURRENDER your Contract and all Contract benefits will irrevocably TERMINATE. In return, we will pay you the ENHANCED SURRENDER VALUE AS OF THE DATE WE RECEIVE YOUR REQUIRED DOCUMENTS, which is an amount greater than the Contract's Surrender Value. The actual Enhanced Surrender Value amount may be more or less than the amount provided in the Offer letter.


A Full Surrender of your Contract may be taxable to you. We encourage you to review this Offer with your tax adviser regarding the tax consequences of liquidating your Contract and the tax treatment of the Enhanced Surrender Value Offer amount. A 10% tax penalty also may apply if you Surrender before age 59 1/2. Please carefully review the Tax Considerations section of the prospectus for additional information.


THIS OFFER WILL NOT BE APPROPRIATE FOR ALL CONTRACT OWNERS AND IT MAY NOT BE IN YOUR BEST INTEREST TO ACCEPT THIS OFFER. We urge you to discuss this Offer with your financial advisor to help you determine if the Offer is right for you.


WHO IS ELIGIBLE TO PARTICIPATE IN THE ENHANCED SURRENDER VALUE OFFER?

The Offer is available to Contract Owners who meet all of the following qualifications; we refer to Contract Owners that meet all of these qualifications as "Eligible Contract Owners."

YOU ARE AN ELIGIBLE CONTRACT OWNER IF AT THE TIME WE RECEIVE YOUR REQUIRED
DOCUMENTS:

You own one or more of the following series of contracts from Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company with an active living withdrawal benefit in force from the LIFETIME INCOME BUILDER SELECTS OR LIFETIME INCOME BUILDER PORTFOLIOS RIDER:


-   HARTFORD LEADERS FOUNDATION I



-   HARTFORD LEADERS FOUNDATION EDGE I



-   HUNTINGTON HARTFORD LEADERS II



-   HUNTINGTON HARTFORD LEADERS OUTLOOK IV


-   HARTFORD LEADERS EDGE SERIES IV

-   HARTFORD LEADERS PLUS SERIES IV

-   HARTFORD LEADERS SERIES IV

-   HARTFORD LEADERS ACCESS SERIES IV

-   HARTFORD LEADERS OUTLOOK SERIES IV

                                      AND

- YOU MUST NOT HAVE SUBMITTED ADDITIONAL PREMIUM PAYMENTS THAT WERE APPLIED TO YOUR CONTRACT AFTER MAY 1, 2014 UNLESS THE PAYMENT WAS MADE UNDER OUR INVESTEASE PROGRAM.

- You must not have elected the optional death benefits Maximum Anniversary Value or Maximum Anniversary Value Plus.

- You must not have reached your Annuity Commencement Date or annuitized your Contract (you will also not be eligible if we have received an annuitization election from you).

- You must not be receiving Lifetime Benefit Payments under any living benefit rider where your Contract Value has been reduced to below our minimum Contract Value.

- We must not have received a death notification on the Contract. (In addition, if a death that triggers a death benefit under the Contract occurs before we process your request for the Offer, you and your beneficiary(ies) will not be eligible for the Offer.)

-   We have not previously received a separate full surrender request from you.

- The state in which your Contract was issued has approved the Enhanced Surrender Value Offer contract rider (state approval of the rider is not an endorsement of the Offer).

- You must be a customer of a Financial Intermediary and have an active Broker Dealer associated with your Contract (contract owners with HSD as their broker-dealer are NOT eligible for the Offer).


- We RECEIVE a signed Enhanced Surrender Value (2014) Surrender Request and Acknowledgement Form (in addition to a request to send the proceeds to another insurance carrier, if applicable) ("REQUIRED DOCUMENTS") in GOOD ORDER at our ADMINISTRATIVE OFFICE accepting the Offer prior to the Offer Termination Date. If there is a Joint Contract Owner, both Owners must sign the form. IF WE DO NOT RECEIVE A COMPLETE ENHANCED SURRENDER VALUE (2014) SURRENDER REQUEST AND ACKNOWLEDGEMENT FORM WITH YOUR FULL SURRENDER REQUEST WE WILL PROCESS THE FULL SURRENDER BUT YOU WILL NOT RECEIVE THE ENHANCED SURRENDER VALUE.



"ADMINISTRATIVE OFFICE" means: Our overnight mailing address is: Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, 745 West New Circle Road Building 200,1st Floor, Lexington, KY 40511. Our standard mailing address is: Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, PO Box 14293, Lexington, KY 40512-4293.


"GOOD ORDER" means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any good order requirements at any time.


"INITIAL LAUNCH STATES" are Alabama, Alaska, Arizona, Arkansas, California, Colorado, Connecticut, Washington D.C., Delaware, Florida, Hawaii, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Maryland, Michigan, Minnesota, Missouri, Montana, Nebraska, Nevada, New Hampshire, New Jersey, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee, Texas, Utah, Vermont, Virginia, Washington, West Virginia, Wisconsin, Wyoming


"OFFER TERMINATION DATE" means the date that the Enhanced Surrender Value (2014) Offer will terminate. We will provide you at least 30 days advanced written notice of the Offer Termination Date.

"RECEIVE" or "RECEIPt" in Good Order generally means that everything necessary must be received at our Administrative Office.

HOW IS THE ENHANCED SURRENDER VALUE DETERMINED?

If you are an Eligible Contract Owner and you have accepted the Offer, you will surrender your Contract and any other rider associated with your Contract. All benefits provided by the Contract will irrevocably terminate. We will pay you the Enhanced Surrender Value amount which is the greater of:

(a) Contract Value on the full Surrender date (any surrender charges and fees upon surrender will be waived); or


(b) Contract Value on the full Surrender date plus 10% of the PAYMENT BASE subject to a CAP OF 90% of the Payment Base (any surrender charges and fees upon surrender will be waived).


FOR PURPOSES OF THE OFFER CALCULATION, YOUR PAYMENT BASE WILL BE DETERMINED ON MAY 1, 2014 AND WILL BE FIXED (IT WILL NOT CHANGE).The CAP will be reduced dollar-for-dollar for any partial Surrenders taken after May 1, 2014 and prior to our receipt of the Required Documents. No automatic Payment Base increases will apply during the Offer period if you accept this Offer. Your Contract Value used in computing the Offer fluctuates on a daily basis. We will calculate your Enhanced Surrender Value as of the Valuation Date we received your Required Documents (the "full Surrender" date). If you own a Plus contract, and accept the Offer, we will not recapture any Premium Enhancement. Please see Examples 1-4 below for an illustration of the Enhanced Surrender Value amount calculation.


HOW DOES THE ENHANCED SURRENDER VALUE OFFER WORK?



- WE MUST RECEIVE YOUR SIGNED ENHANCED SURRENDER VALUE (2014) SURRENDER REQUEST AND ACKNOWLEDGEMENT FORM IN GOOD ORDER AT OUR ADMINISTRATIVE OFFICES ("REQUIRED DOCUMENTS") TO ACCEPT THE ENHANCED SURRENDER VALUE OFFER.



- The Enhanced Surrender Value (2014) Surrender Request and Acknowledgement Form is an administrative form that: 1) provides your contract information to us such as the account number and needs to be signed by you and/or a joint owner; and 2) requires that you and/or a joint contract owner acknowledge that you understand that your contract and riders benefits will terminate. IF WE DO NOT RECEIVE THE FORM IN GOOD ORDER, YOU WILL NOT RECEIVE THE ENHANCED SURRENDER VALUE.



- Acceptance of the Enhanced Surrender Value Offer will constitute a full Surrender of your Contract and all riders. You may Surrender more than one Contract, if eligible. Partial Surrenders will not be eligible for the Offer. You can only accept this Offer in its entirety. If we do not receive your acceptance before the Offer expires, we will consider you to have rejected this Offer.


-   No payments will be made to you except for the Enhanced Surrender Value.

- No Contingent Deferred Sales Charges, rider charges or any other fees will apply to amounts Surrendered.

- After we receive your "REQUIRED DOCUMENTS" we will calculate your Enhanced Surrender Value Offer amount. We will terminate your Contract and all riders, issue your Enhanced Surrender Value Offer rider, and pay you the Enhanced Surrender Value amount.

-   You must return your existing Contract to us (unless lost or destroyed).

-   You cannot reinstate your Contract after it is terminated.

WHAT OTHER THINGS MIGHT BE CONSIDERED?

- WE CANNOT RECOMMEND WHETHER OR NOT THE ENHANCED SURRENDER VALUE (2014) OFFER IS THE RIGHT CHOICE FOR YOU. PLEASE DISCUSS THE MERITS OF THIS ENHANCED SURRENDER VALUE (2014) OFFER WITH YOUR FINANCIAL ADVISOR TO BE SURE THAT THE ENHANCED SURRENDER VALUE (2014) OFFER IS SUITABLE FOR YOU BASED ON YOUR PARTICULAR CIRCUMSTANCES.


- You and your Financial Advisor and/or tax adviser must consider whether accepting the Enhanced Surrender Value (2014) Offer is appropriate for you versus maintaining your Contract, Death Benefit protection, tax deferral, ability to receive lifetime annuity payments based on guaranteed annuity purchase rates, guaranteed lifetime income and any other benefits provided by rider you may own. There is no compensation paid by Us to the Financial Advisor or Financial Intermediary if you participate in this program.



- A full Surrender of your Contract may be taxable to you. You are urged to review this Offer with your tax adviser regarding the tax consequences of liquidating your Contract and the tax treatment of the Enhanced Surrender Value (2014) Offer amount. A 10% tax penalty also may apply if you Surrender before age 59 1/2. Please carefully review the Tax Considerations section of the prospectus for additional information.



- In your evaluation of the Enhanced Surrender Value (2014) Offer, you should consult with your Financial Advisor, your tax adviser and potentially any beneficiaries named in the Contract to determine whether you still need or may need the guaranteed lifetime income provided by the riders you own and/or the Death Benefit provided by your Contract.



- YOUR ENHANCED SURRENDER VALUE AMOUNT MAY NOT BE SIGNIFICANTLY DIFFERENT FROM YOUR EXISTING SURRENDER VALUE, WHICH MEANS YOU MAY BE SURRENDERING YOUR CONTRACT AND RIDER(S) WITHOUT ANY ADDITIONAL MATERIAL BENEFIT TO YOU.

- If you plan on using the Enhanced Surrender Value to purchase a new annuity contract, you should compare both contracts carefully. There may be a new surrender charge period on the new contract, charges may be higher, and benefits may be different.

- IF YOU ACCEPT THE ENHANCED SURRENDER VALUE OFFER, YOU WILL RECEIVE THE ENHANCED SURRENDER VALUE OFFER AMOUNT WHICH MAY BE LESS THAN THE AMOUNT YOU WOULD HAVE RECEIVED DURING YOUR LIFETIME UNDER YOUR CONTRACT AND THE LIVING BENEFIT RIDER (AND OTHER RIDERS YOU MAY OWN). YOU WILL ALSO LOSE ALL DEATH BENEFITS UNDER YOUR CONTRACT OR RIDER(S), INCLUDING ANY STANDARD OR OPTIONAL DEATH BENEFIT.


The Enhanced Surrender Value (2014) Offer is available for a limited time. The Company will provide written notice to you when the program commences and reserves the right to terminate or suspend this program completely or in any state at any time. This program will terminate on a date that we determine in the future. All eligible contract owners will receive prior written notice of this date ("the Offer Termination Date"). After the Offer Termination Date, we may offer different and/or more or less favorable programs to Contract Owners who have not surrendered their Contract. We reserve the right to reject any request to accept the Enhanced Surrender Value Offer. The Enhanced Surrender Value Offer may not be available in all states, through all Financial Intermediaries or for all contracts.


ENHANCED SURRENDER VALUE (2014) OFFER EXAMPLES:

EXAMPLE 1

Assume the eligible guaranteed benefit rider's Payment Base is $100,000 and the Contract Value is $75,000. The amount of the Enhanced Surrender Value offer is $85,000, $10,000 higher than the current Contract Value. Assume the Contract Owner accepts the offer 30 days later at which time the Contract Value has decreased to $70,000. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $80,000, $10,000 higher than the Contract Value of $70,000 on the Valuation Day we receive your signed acknowledgement form and full surrender request in good order.

EXAMPLE 2

Assume the eligible guaranteed benefit rider's Payment Base is $100,000 and the Contract Value is $75,000. The amount of the Enhanced Surrender Value offer is $85,000, $10,000 higher than the current Contract Value. Assume the Contract Owner accepts the offer 30 days later at which time the Contract Value has increased to $82,000. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $90,000, $8,000 higher than the Contract Value of $82,000 on the Valuation Day we receive your signed acknowledgement form and full surrender request in good order.

EXAMPLE 3

Assume the eligible guaranteed benefit rider's Payment Base is $100,000 and the Contract Value is $70,000. The amount of the Enhanced Surrender Value offer is $80,000, $10,000 higher than the current Contract Value. Assume the Contract Owner withdraws $4,800 after the offer date and the Contract Value, including the $4,800 withdrawals, decreases to $66,500 on the date we process the partial Surrender. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $76,500, $10,000 higher than the Contract Value of $66,500 on the Valuation Day we receive your signed acknowledgement form and full surrender request in good order.

EXAMPLE 4

Assume the eligible guaranteed benefit rider's Payment Base is $100,000, the Contract Value is $120,000, and the Surrender Value is $119,875 because of one month pro-rated rider fee charge. The amount of the Enhanced Surrender Value offer is $120,000, same as the current Contract Value and $125 higher than the current Surrender Value. Assume the Contract Owner accepts the offer 30 days later at which time the Contract Value stays at $120,000 and the Surrender Value has decreased to $119,750 because of one additional month of rider fee. Further assume there are no changes to any other facts that affect the calculation of the offer amount. The amount of the Enhanced Surrender Value offer would be $120,000, $250 higher than the Surrender Value of $119,750 on the Valuation Day we receive your signed acknowledgement form and full surrender request in good order.


If you have any questions regarding this Supplement or want to find out if you are eligible for the offer or to get an offer quote, you may contact our Annuity Contact Center at 1-800-8662-6668. Generally, Enhanced Surrender Value quotes will be available for contracts issued in the Initial Launch States on or about June 3, 2014.


 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


HV-7556

HARTFORD LEADERS FOUNDATION

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
PO BOX 14293
LEXINGTON, KY 40512-4293


1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)
WWW.HARTFORDINVESTOR.COM ("OUR WEBSITE")



                                                             [THE HARTFORD LOGO]

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The variable annuity product(s) described in this prospectus are no longer for sale. In 2013, We announced that The Hartford would no longer be selling or issuing annuity products and part of the company's long-term strategy is to reduce the liabilities associated with in-force annuity contracts. However, we continue to administer the in force annuity contracts. You should read the terms of your annuity contract, including any riders, as your contract contains the specific terms of the benefits, limitations, restrictions, costs and obligations regarding your annuity.



This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our"). This is an individual, deferred, flexible-premium variable annuity. This variable annuity allows you to allocate your Premium Payment among the following portfolio companies:


X  Invesco

X  AllianceBernstein L.P.

X  American Funds Insurance Series

X  Fidelity Investments

X  Franklin Templeton Investments

X  Hartford HLS Funds

X  Lord, Abbett & Co., Inc.

X  MFS Investment Management

X  OppenheimerFunds, Inc.

X  Putnam Investments, LLC

X  The Universal Institutional Funds, Inc.


Please see Appendix C (Fund Data) for additional information. This prospectus refers to several Contract options that differed most significantly in terms of sales charges, if any, and Mortality and Expense Risk charges. As used throughout this prospectus, Core has a 7 year contingent deferred sales charge
(CDSC) and Edge has a front end sales charge. The form of Contract selected will be identified on your application and Contract.



Please read this prospectus carefully and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).


This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get NO ADDITIONAL TAX advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

          NOT INSURED BY FDIC OR ANY                MAY LOSE            NOT A DEPOSIT OF OR GUARANTEED BY           [NOT FDIC BANK
          FEDERAL GOVERNMENT AGENCY                  VALUE                ANY BANK OR ANY BANK AFFILIATE                IMAGE]

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PROSPECTUS DATED: MAY 1, 2014



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2014

2

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TABLE OF CONTENTS


                                                                       PAGE
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1. HIGHLIGHTS                                                                  3
2. SYNOPSIS                                                                    5
3. GENERAL INFORMATION                                                         8
   The Company                                                                 8
   The Separate Account                                                        8
   The Funds                                                                   8
   Fixed Accumulation Feature                                                 10
4. PERFORMANCE RELATED INFORMATION                                            10
5. THE CONTRACT                                                               11
   a. Purchases and Contract Value                                            11
   b. Charges and Fees                                                        18
   c. Surrenders                                                              21
   d. Annuity Payouts                                                         23
   e. Standard Death Benefits                                                 27
6. OPTIONAL DEATH BENEFITS                                                    29
   a. MAV Plus                                                                29
7. MISCELLANEOUS                                                              32
   a. Glossary                                                                32
   b. State Variations                                                        35
   c. More Information                                                        36
   d. Legal Proceedings                                                       37
   e. How Contracts Are Sold                                                  38
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      41
APPENDIX TAX - FEDERAL TAX CONSIDERATIONS/INFORMATION REGARDING
TAX-QUALIFIED RETIREMENT PLANS                                         APP TAX-1
APPENDIX A - EXAMPLES                                                    APP A-1
APPENDIX B - ACCUMULATION UNIT VALUES                                    APP B-1
APPENDIX C - COMPARISON AND FUND DATA                                    APP C-1
APPENDIX D - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND
 THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS                       APP D-1
APPENDIX E - THE HARTFORD'S PRINCIPAL FIRST                              APP E-1
APPENDIX F - THE HARTFORD'S LIFETIME INCOME FOUNDATION                   APP F-1
APPENDIX G - THE HARTFORD'S LIFETIME INCOME BUILDER II                   APP G-1
APPENDIX H - OPTIONAL RIDER INVESTMENT RESTRICTIONS                      APP H-1

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1. HIGHLIGHTS

A. OVERVIEW

This Contract is closed to new investors.

This is a deferred, flexible-premium variable annuity. A deferred variable annuity has an accumulation phase and a payout phase. You make investments during the accumulation phase. The value of your investments is used to set your benefits. At the end of the accumulation phase, we use that accumulated value to set the payments that we make during the payout phase. Generally speaking, the longer the accumulation phase, the greater your Contract Value will be for setting your benefits and annuity payouts.

This variable annuity provides:

X  Tax-deferred investing (subject to possible IRS penalty)(Sections 5(c), 8 &
   9)

X  Professional money management (Section 3 & Appendix C)

X Guaranteed fixed or lifetime withdrawal benefits (Sections 2, 5(d) & Appendices D - G)

X  Optional death and/or withdrawal benefits (Section 6 & Appendices D - G)

X  Death benefit protection (Sections 2, 5(e) & 6)


B. CONTRACT VERSIONS


                                                        SALES CHARGE TYPE
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CORE                                               7 Year - Contingent Deferred
                                                           Sales Charge
EDGE                                                  Front End Sales Charge


The form of Contract selected is identified on your Contract. Not every variation of this variable annuity was available from your Financial Intermediary. Other available variations for certain Financial Intermediaries are not described in this prospectus.



C. OPTIONAL FEATURES PREVIOUSLY AVAILABLE



OPTIONAL FEATURE                                     GENERAL PURPOSE
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MAV/MAV Plus*                            Guaranteed Minimum Death Benefit that
                                         ratchets up based on performance
The Hartford's Principal First*          Guaranteed Minimum Withdrawal Benefit
                                         with periodic step-up rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Selects*                                 Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Portfolios*                              Benefit with full annual step-up rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
II*                                      Benefit
                                         with limited annuity step-up rights
The Hartford's Lifetime Income           Guaranteed Minimum Lifetime Withdrawal
Foundation*                              Benefit


*   Closed to new investors.

For The Hartford's Lifetime Income Builder Portfolios, we require that your Contract Value be invested in one or more Programs and in an approved model portfolio, Funds, or other investment vehicles established from time to time.

For The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation, partial Surrenders taken prior to the Lifetime Income Eligibility Date or Eligible Withdrawal Year, or in excess of the available Lifetime Benefit Payment will reduce the Guaranteed Minimum Death Benefit by an amount greater than the amount withdrawn as a result of a proportionate reduction.


Optional features are subject to restrictions that may limit or eliminate the availability of these benefits. Optional features selected will be identified on your application and Contract. Not every optional feature may be available from your Financial Intermediary and may be subject to additional restrictions. For more information, see Section 6 & Appendices D - H.

4

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C. INVESTMENT OPTIONS (Sections 3 & Appendix C)


You may invest in:

X Funds with different investment strategies, objectives and risk/reward profiles.


X In certain circumstances, you may also invest in a Fixed Accumulation Feature. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.


D. CHARGES AND FEES (Sections 2, 5(b) & 5(c))

You will pay the following types of fees:

X  Sales charges (vary by Contract version)

X  Contract expenses

X  Optional rider fees (if selected)

X  Fund expenses

E. ASK QUESTIONS BEFORE YOU INVEST

Before you decide to buy any variable annuity, consider the following questions:

X Will you use the variable annuity primarily to save for retirement or a similar long-term goal?

X Are you investing in the variable annuity through a retirement plan or IRA (which would mean that you are not receiving any additional tax-deferral benefit from the variable annuity)?

X Are you willing to take the risk that your Contract Value will decrease if your underlying investment options perform poorly?

X Do you intend to hold this variable annuity long enough to avoid paying any Surrender charges if you have to withdraw money?

X If you are exchanging one annuity for another one, do the benefits of the exchange outweigh the costs, such as any surrender charges you might have to pay if you withdraw your money before the end of the Surrender charge period for the new annuity?

X  Do you need an optional living or Death Benefit?

X  Can you cancel your contract? (Section 5(a))

F. COMMISSIONS PAID FOR SELLING THIS VARIABLE ANNUITY (Section 7(f))

We pay a commission to your Financial Intermediary for selling this variable annuity. Commissions vary based on a variety of factors such as whether they are paid up front or over time, the type of variable annuity sold and your age. Maximum up-front commissions are 7%.

We also provide various promotional incentives to Financial Intermediaries to promote our products. These arrangements create a potential conflict of interest. You should ask your Registered Representative for information regarding these matters.

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2. SYNOPSIS

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

                                                                CORE      EDGE
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SALES CHARGE IMPOSED ON PURCHASES (as a percentage of         None
Premium Payments)
  $0 - $49,999                                                              5.5%
  $50,000 - $99,999                                                         4.5%
  $100,000 - $249,999                                                       3.5%
  $250,000 - $499,999                                                       2.5%
  $500,000 - $999,999                                                         2%
  $1,000,000+                                                                 1%
CONTINGENT DEFERRED SALES CHARGE (1) (as a percentage of                None
Premium Payments)
  First Year                                                        7%
  Second Year                                                       7%
  Third Year                                                        7%
  Fourth Year                                                       6%
  Fifth Year                                                        5%
  Sixth Year                                                        4%
  Seventh Year                                                      3%
  Eighth Year                                                       0%
  Ninth Year                                                        0%
SURRENDER FEE (as a percentage of amount Surrendered, if      None      None
applicable)
TRANSFER FEE                                                  None      None

(1)  Each Premium Payment has its own CDSC schedule.

CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THE VARIABLE ANNUITY, NOT INCLUDING ANNUAL FUND FEES AND EXPENSES.

                                                              CORE       EDGE
--------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (2)                                     $30        $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of
average daily Contract Value)
  Mortality and Expense Risk Charge                             1.15%      0.65%
  Administrative Charge                                         0.20%      0.20%
  Total Separate Account Annual Expenses                        1.35%      0.85%
MAXIMUM OPTIONAL CHARGES (as a percentage of average daily
Contract Value)
  The Hartford's Principal First Charge (3)(4)                  0.75%      0.75%

(2)  Fee waived if Contract Value is $50,000 or more on your Contract
     Anniversary.

(3)  You may not own more than one of these optional riders at the same time.


(4) Current rider charges are: The Hartford's Lifetime Income Builder II - 0.75%, The Hartford's Principal First - 0.75%. Current charges for The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios (Single and Joint/Spousal Options) are 1.50%.

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                                                              CORE       EDGE
--------------------------------------------------------------------------------
  MAV/MAV Plus Charge                                           0.30%      0.30%
  Total Separate Account Annual Expenses with optional          2.40%      1.90%
   benefit separate account charges
MAXIMUM OPTIONAL CHARGES (3) (as a percentage of Payment
Base) (5)
  The Hartford's Lifetime Income Foundation(3)                  0.30%      0.30%
  The Hartford's Lifetime Income Builder II (3)(4)              0.75%      0.75%
  The Hartford's Lifetime Income Builder Selects (3)(4)
   - Single Life Option                                         1.50%      1.50%
   - Joint/Spousal Life Option                                  1.50%      1.50%
  The Hartford's Lifetime Income Builder Portfolios (3)(4)
   - Single Life Option                                         1.50%      1.50%
   - Joint/Spousal Life Option                                  1.50%      1.50%

(5) Payment Base is defined in the Glossary and described further in applicable optional riders.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                                       MINIMUM             MAXIMUM
-----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                      0.45%              2.21%
(these are expenses that are deducted from Sub-Account assets, including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses) (6)


(6)  Please see Appendix C for additional information.

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THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES. LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE INCLUDING THE ELECTION OF THE OPTIONAL MAV/MAV PLUS DEATH BENEFIT AT THE HIGHEST POSSIBLE CHARGE OF .30% AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS OPTIONAL BENEFIT RIDER AT THE HIGHEST POSSIBLE CHARGE OF 1.50%. THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED (EXCLUDING PAYMENT ENHANCEMENTS, IF ANY), HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:



(1)  If you Surrender your Contract at the end of the applicable time period:



                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Core                                 $1,182   $2,261   $3,154        $5,373
Edge                                 $1,019   $1,957   $2,896        $5,246



(2)  If you annuitize at the end of the applicable time period:



                                       1 YEAR       3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Core                                     $363         $1,448    $2,526    $5,191
Edge                                     $844         $1,233    $2,171    $4,521



(3)  If you do not Surrender your Contract:



                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Core                                   $545   $1,630   $2,708        $5,373
Edge                                 $1,019   $1,957   $2,896        $5,246


FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us. See Appendix B - Accumulation Unit Values for additional information. You can find financial statements for us and the Separate Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your Registered Representative or contact us.

AVAILABLE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

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3. GENERAL INFORMATION

THE COMPANY


We are a stock life insurance company. Hartford Life Insurance Company is authorized to do business in all states of the United States, Puerto Rico and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York, Puerto Rico and the District of Columbia. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts were available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including this Contract, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- Hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Are not subject to the liabilities arising out of any other business we may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

- Are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of a Separate Account that holds assets of other variable annuity contracts offered by a Separate Account, which are not described in this prospectus.

- Are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of any Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Funds available for investment are described in Appendix C. These are not the same mutual funds that you can buy through your stockbroker even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution fees and operating expenses. "Master-feeder" or "fund of funds" ("feeder funds") invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all variations of this Contract.

MIXED AND SHARED FUNDING - Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and other contract owners investing these Funds. If a material conflict arose, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.

VOTING RIGHTS - We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

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-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS - Subject to any applicable law, we may make certain changes to the underlying funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Contract Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.


The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2013, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):



AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, Hartford Funds Management Company, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Sterling Capital Variable Insurance Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.


We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.

10

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Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2013, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2013, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $95.7 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


FIXED ACCUMULATION FEATURE


Effective as of October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.


The following information applies only for Contract Value allocated to or in the Fixed Accumulation Feature prior to October 4, 2013.

THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACTS AND IS NOT AVAILABLE IN ALL STATES.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. Non-forfeiture rates vary from state-to-state. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in, first-out" basis. The Fixed Accumulation Feature interest rates may vary by State.


ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE RIDER FEE FOR INVESTING IN THE FIXED ACCUMULATION FEATURE, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCUMULATION FEATURE.


4. PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any CDSC, and Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

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The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for any applicable CDSC or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

5. THE CONTRACT

A. PURCHASES AND CONTRACT VALUE


WHO COULD BUY THIS CONTRACT?



This Contract is no longer available for sale. The Contract is an individual or group tax-deferred variable annuity Contract. It was designed for retirement planning purposes and was available for be purchase by any individual, group or trust, including:


- Any trustee or custodian for a retirement plan qualified under Section 401(a) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.


The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts were able purchase Contracts that were not part of a tax qualified retirement plan. These are known as non-qualified Contracts.



If you purchased the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.


We no longer accept any incoming 403(b) exchanges, transfers or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan.

Not all forms of contracts may be available through your Registered Representative or from each issuing company.


HOW WAS THIS CONTRACT PURCHASED?



The Contract was only available for purchase through a Financial Intermediary.



Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash; third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.



We will not accept Premium Payments in the aggregate of $1 million or more unless we provide prior approval. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your Premium Payments:


-if total Premium Payments aggregated by social security number or taxpayer identification number equal $1 million or more; and

12

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-for all applications where the Owner or joint Owner are non-resident aliens.


It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state and may result in you not receiving important notices about your Contract.



DESCRIPTION OF RIGHT TO CANCEL PROVISION YOU HAD WHEN YOU PURCHASED YOUR
CONTRACT.


Yes. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Please see Appendix D for more information.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?


If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payments



HOW IS THE VALUE OF YOUR CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT
DATE?


The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds. There are two things that affect your Contract Value:
(1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

- The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

- The net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, divided by the number of days in the year multiplied by the number of days in the Valuation period.

We will send you a statement at least annually.

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WHAT OTHER WAYS CAN YOU INVEST?


You may enroll in the following features (sometimes called a "Program") for no additional fee subject to availability. Not all Programs are available with all Contract variations.


-   INVESTEASE


This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund.


-   STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Some asset allocation models are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. Other asset allocation models focus on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

-   ASSET REBALANCING

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   DOLLAR COST AVERAGING


We offered three dollar cost averaging programs:


       -   DCA Plus

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       -   Fixed Amount DCA

       -   Earnings/Interest DCA


DCA PLUS - EFFECTIVE AS OF OCTOBER 4, 2013, THE DCA PLUS PROGRAM IS NO LONGER AVAILABLE AND WE ARE NO LONGER ACCEPTING INITIAL OR SUBSEQUENT PREMIUM PAYMENTS INTO THE PROGRAM. CONTRACT OWNERS WHO HAD COMMENCED EITHER A 12-MONTH OR 6-MONTH TRANSFER PROGRAM PRIOR TO OCTOBER 4, 2013 CAN COMPLETE THEIR CURRENT PROGRAM, BUT WILL NOT BE ALLOWED TO ELECT A NEW PROGRAM.



Fixed Amount DCA - This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program. Please note that no additional Premium Payments or Account Value may be allocated to the Fixed Accumulation Feature as of October 4, 2013.


Earnings/Interest DCA - This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

-   AUTOMATIC INCOME PROGRAM

This systematic withdrawal feature allows you to make partial Surrenders up to 10% of your total Premium Payments or, if an optional withdrawal benefit is elected, up to the allowable limit under the rider, each Contract Year without a CDSC, if applicable. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the Annual Withdrawal Amount (AWA) and rider limit, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Please see sections 8 and 9 for more information about the tax consequences associated with your Contract. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional withdrawal riders.

-   OTHER PROGRAM CONSIDERATIONS

-   You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund - then your allocations will be directed to the surviving Fund; or


       - any Fund is liquidated - then your allocations to that Fund will be directed to any available money market Fund subject to applicable state law.


     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait six months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect

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  performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

- These Programs may be modified, terminated or adversely impacted by the imposition of Fund trading policies.

CAN YOU TRANSFER FROM ONE FUND TO ANOTHER?


Yes. During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time. In addition, there may be investment restrictions applicable to your contract in conjunction with certain riders as described in this prospectus.


         -   WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

         -   WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

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         - WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant an exception to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

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POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS

Except as otherwise provided, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:


- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of your prior transfers. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers except for certain programs specified by us. The 30% does not include Contract Value in any DCA Plus Program (discontinued effective October 4, 2013); or


- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.


We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program (discontinued effective October 4, 2013).


If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.


You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program (discontinued effective October 4, 2013), you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.


As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Accumulation Feature to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

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TELEPHONE AND INTERNET TRANSFERS

Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY


You may authorize another person to conduct financial and other transactions on your behalf by submitting a copy of a power of attorney (POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.


B. CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk - We also bear an expense risk that the CDSCs, if applicable, and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

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The following table describes Mortality & Expense Risk charges:

MORTALITY & EXPENSE RISK
--------------------------------------------------------------------------------
Core                                                                   1.15%
Edge                                                                   0.65%

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat $30 fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include Contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administration charge of 0.20% against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above.

PREMIUM TAXES


The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.


SALES CHARGES

This charge is designed to recover the expense of distributing the Contracts that are surrendered before distribution expenses have been recouped from revenue generated by these Contracts. Core Contracts are each subject to a CDSC schedule. Each Premium Payment has its own CDSC schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC. When a CDSC is applicable, only Surrenders in excess of the Annual Withdrawal Amount (AWA) will be subject to a CDSC. A CDSC will not exceed your total Premium Payments. After the AWA deduction, surrenders will then be taken:

1st - from earnings,

2nd - from Premium Payments not subject to a CDSC,

3rd - from Premium Payments subject to a CDSC on a first-in-first-out basis, and,

4th - from Payment Enhancements (Plus Contracts only).

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CDSC:


- Annual Withdrawal Amount (AWA) - Each Premium Payment has its own schedule of Contingent Deferred Sales charges; however, in any contract year you may able to take Partial Surrenders up to a certain percentage of your total Premium Payments without being subject to a Contingent Deferred Sales Charge. Please refer to your Contract for your specific Annual Withdrawal Percentage amounts and your Contingent Deferred Sales Charge schedule.


- Benefit Payments or Lifetime Benefit Payments that may exceed the AWA under any optional benefit rider.

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- If you are a patient in a certified long-term care facility or other eligible facility - We will waive any CDSC for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

X facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;


X  facility certified by Medicare as a hospital or long-term care facility; or


X nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

  For this waiver to apply, you must:

X  have owned the Contract continuously since it was issued,

X  provide written proof of your eligibility satisfactory to us, and

X request the Surrender within 90 calendar days after the last day that you are an eligible patient in a recognized facility or nursing home.

  This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) - No CDSC will be deducted if the Annuitant or any Contract Owner(s) dies.

- Upon Annuitization - The CDSC is not deducted when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows Surrenders.

- For Required Minimum Distributions (RMDs) - This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA, to Surrender an amount equal to the RMD for the Contract without a CDSC for one year's RMD for that Contract Year. All requests for (RMDs) must be in writing.

- For substantially equal periodic payments - We will waive the CDSC if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period - No CDSC will be deducted if you cancel your Contract during the Right to Cancel Period.

- Exchanges - As an accommodation, we may, in our sole discretion, credit the time that you held an annuity previously issued by us against otherwise applicable CDSCs.

- Settlements - We may, in our sole discretion, waive or time-credit CDSCs in connection with the settlement of disputes or if required by regulatory authorities.

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EDGE CONTRACTS ARE SUBJECT TO A FRONT-END SALES CHARGE (FESC).

FESCs do not reflect Rights of Accumulation. Under the Rights of Accumulation program, we will use the aggregate amount of Eligible Investments to calculate the applicable sales charge. This program may help investors who currently pay front end sales charges on Eligible Investments qualify for front end sales charge discounts by meeting certain investment levels (called breakpoints).

CONTRACTS PURCHASED AFTER NOVEMBER 9, 2009: Eligible Investments are the higher of (a) Premium Payments less Partial Surrenders or (b) year Contract Value.

CONTRACTS PURCHASED FROM MAY 1, 2009 UNTIL NOVEMBER 8, 2009: Eligible Investments are (a) any other individual variable annuity from us or our affiliates subject to a front end sales charge, and (b) the value of Class A shares of any retail mutual fund of a Fund Family within your Hartford variable annuity held by you as owner or joint owner except if purchased as part of a fee based wrap program offered by the Financial Intermediary or its affiliated advisors. Your Financial Intermediary must be the broker of record for Eligible Investments.

CONTRACTS PURCHASED FROM NOVEMBER 1, 2005 UNTIL APRIL 30, 2009: Eligible Investments are (a) any other individual variable annuity from us or our affiliates subject to a front end sales charge, and (b) the value of Class A shares of any retail mutual fund of a Fund Family within your Hartford variable annuity held by you as owner or joint owner. Your Financial Intermediary must be the broker of record for Eligible Investments.

CONTRACTS PURCHASED PRIOR TO NOVEMBER 1, 2005: Eligible Investments are any individual annuity contract or variable life insurance policy from us or our affiliates and shares of any retail mutual fund or 529 plan that we have approved and owned by you, your spouse or any immediate family member.

Eligible Investments must be identified in your application (or comparable request for annuity) and each time you make subsequent Premium Payments. Premium Payments received through any other means of transmission will be subject to a front end sales charge based on the lower of your most recent sales charge level on record under this program or the otherwise applicable sales charge.


For example: You wish to invest $40,000 into a Leaders Edge variable annuity with a front end sales charge of 5.50%. You previously invested $30,000 into a Leaders Edge variable annuity. Your spouse also owns $25,000 worth of Hartford class A mutual funds and your immediately family has $5,000 invested in the Hartford SMART 529 College Savings Plan. Given that these investments are all Eligible Investments linked to the Rights of Accumulation program, and that the next breakpoint for variable annuity front end sales charges is $100,000, you would qualify for a reduced sales charge (i.e. 4.50%). Also, the entire purchase ($40,000) would qualify for the reduced sales charge and not just the amount in excess of $100,000.


CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses and the Synopsis.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges including, but not limited to, CDSCs, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders - When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.


SEE THE PROSPECTUS SUPPLEMENT DATED MAY 1, 2014 FOR A DESCRIPTION OF THE ENHANCED SURRENDER VALUE OFFER (2014) AVAILABLE FOR A LIMITED PERIOD OF TIME TO CERTAIN CONTRACT OWNERS. THE ENHANCED SURRENDER VALUE OFFER MADE TO CERTAIN CONTRACT OWNERS BEGINNING IN JANUARY 2013 WAS TERMINATED ON FEBRUARY 28, 2014.



Partial Surrenders - You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. However, on a noncumulative basis, you may make partial Surrenders during any Contract Year, up to the Annual Withdrawal Amount allowed and the Contingent Deferred Sales Charge will not be assessed against such amounts. Surrender of Contract Values in excess of the Annual Withdrawal Amount and additional surrenders made in any Contract

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Year will be subject to the Contingent Deferred Sales Charge. You can ask us to deduct the CDSC from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.


Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 7(b) (State Variations) for additional details.

There are several restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

See section 6 and Appendices D - G for information regarding the impact of Surrenders to Death Benefits and optional benefits.


UNDER CERTAIN CIRCUMSTANCES HARTFORD HAD PERMITTED CERTAIN CONTRACT OWNERS TO REINSTATE THEIR CONTRACTS WHEN A CONTRACT OWNER HAD REQUESTED A SURRENDER (EITHER FULL OR PARTIAL) AND RETURNED THE FORMS IN GOOD ORDER TO HARTFORD. EFFECTIVE AS OF OCTOBER 4, 2013, WE WILL NO LONGER ALLOW CONTRACT OWNERS TO REINSTATE THEIR CONTRACTS WHEN A CONTRACT OWNER REQUESTS A SURRENDER (EITHER FULL OR PARTIAL).


AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders - You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable CDSCs. The Commuted Value is determined on the day we receive your written request for Surrender.

Partial Surrenders - Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 7(b) (State Variations) for additional details.

We will deduct any applicable CDSCs.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO YOU REQUEST A SURRENDER?


Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.



We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund's plan of liquidation, in compliance with rules of the SEC or an order of the SEC.



We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.

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WRITTEN REQUESTS - Complete a Surrender form or send us a letter, signed by you, stating:



- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,



-   your tax withholding amount or percentage, if any, and



-   your disbursement instructions, including your mailing address.



You may submit this form via mail, fax or a request via the internet.



Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.



If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.



TELEPHONE OR INTERNET REQUESTS - To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.



We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE AND/OR INTERNET REDEMPTIONS AT ANY TIME.



Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.



COMPLETING A POWER OF ATTORNEY FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE AND INTERNET.


WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

More than one Contract issued in the same calendar year - If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

D. ANNUITY PAYOUTS

When you "annuitize" your Contract, you begin the process of converting Accumulation Units in what is known as the "payout phase." The payout phase starts with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You should answer the following questions:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Your Annuity Commencement Date cannot be earlier than:

X  2nd Contract Anniversary - if choosing a fixed dollar amount Annuity Payout

X  Immediately - if choosing a variable dollar amount Annuity Payout

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or be later than:

X Annuitant's 90th birthday (or if the Contract Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday)

X  10th Contract Year (subject to state variation)


EFFECTIVE AS OF OCTOBER 4, 2013 WE NO LONGER ALLOW CONTRACT OWNERS TO EXTEND THEIR ANNUITY COMMENCEMENT DATE EVEN THOUGH WE MAY HAVE GRANTED EXTENSIONS IN THE PAST TO YOU OR OTHER SIMILARLY SITUATED INVESTORS.


We reserve the right, in our sole discretion, to refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. In certain instances, a Financial Intermediary has asked us to prohibit Annuity Commencement Date extensions for their customers when the Annuitant turns age 95. Please ask your Registered Representative whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your living and Death Benefits.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.


PROOF OF SURVIVAL



The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is otherwise due.


WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

-   LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

-   LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

-   LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

-   JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

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-   JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CDSC, IF APPLICABLE, MAY BE DEDUCTED.

For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

AUTOMATIC ANNUITY PAYOUTS

If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

-   FIXED DOLLAR AMOUNT ANNUITY PAYOUTS

Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

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-   VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS

Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return ("AIR").

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

You can select one of the following AIRs offered, subject to state variations:

          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
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 3%      0.999919%      5%      0.999866%      6%      0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

-   COMBINATION ANNUITY PAYOUT

You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

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E. STANDARD DEATH BENEFITS

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?


The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant, if applicable, dies before we begin to make Annuity Payouts. This Death Benefit is the higher of Contract Value or total Premium Payments adjusted for partial Surrenders. We calculate the Death Benefit when, and as of the date that, we receive a certified death certificate or other legal document acceptable to us. The standard Death Benefit is issued at no additional cost. The standard Death Benefit is replaced in certain optional benefits. Terms and titles used in riders to your Contract may differ from those used in this prospectus.


The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

ADJUSTMENTS FOR SURRENDERS

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. For any partial Surrender that causes cumulative partial Surrenders during the Contract Year to exceed 10% of Premium Payments, the adjustment is the dollar amount of the partial Surrender that does not exceed 10% of Premium Payments, and the adjustment for the remaining portion of the partial Surrender is a factor applied to the portion of Premium Payments that exceed 10% of Premium Payments, as follows:

1 - (A/(B-C)) where:

A = partial Surrenders during the Contract Year in excess of 10% of Premium Payments.
B =    Contract Value immediately prior to the partial Surrender.
C = 10% of Premium Payments less any partial Surrenders during the Contract Year. If C results in a negative number, C becomes zero.

For partial Surrenders during each Contract Year that are entirely in excess of 10% of Premium Payments, the adjustment is a factor applied to adjusted Premium Payments immediately before the Surrender as follows:

1 - (A/B) where:

A = partial Surrenders during the Contract Year in excess of 10% of Premium Payments.
B =    Contract Value immediately prior to the partial Surrender.

A partial Surrender that exceeds 10% will cause a proportionate reduction in your Death Benefit. See Examples 1 and 2 under Standard Death Benefit in Appendix A.

ADDITIONAL INFORMATION ABOUT DEATH BENEFITS

We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

    a. the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

    b.  the aggregate Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.


In addition, there may be limitations on the aggregate death benefits if you purchased one or more contracts with an initial Premium Payment of less than $5,000,000 but you add Premium Payments or purchased additional contracts such that Premium Payments under the contracts aggregate to $5,000,000 or more. See your contract for more information.


HOW IS THE DEATH BENEFIT PAID?


The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of Our receipt of complete instructions, except when We are permitted to defer such payment under the Investment Company Act of 1940. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the

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Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.


If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF OUR PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDIT IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE AND IS NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying CDSCs, if any. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions - The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

Spousal Contract Continuation - If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the Contract may continue with the Spouse as Owner through a Spousal Contract continuation election, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. If the Contract continues with the Spouse as Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract. If you do not name another Beneficiary at the time of continuation, the Beneficiary will default to your estate.

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WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                       AND . . .                                     THEN THE . . .
Contract Owner                   The Annuitant is living                         Designated Beneficiary becomes the Contract
                                                                                 Owner.
Annuitant                        The Contract Owner is living                    Contract Owner receives the payout at death,
                                                                                 if any.
Annuitant                        The Annuitant is also the Owner                 Designated Beneficiary receives the payout at
                                                                                 death, if any.

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.

6. OPTIONAL DEATH BENEFITS

A. MAV PLUS

OBJECTIVE

Refund net Premium Payments as well as some percentage of any Contract Value gains.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

The Death Benefit will be the greater of the standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider. See Examples 1 and 2 under MAV Plus in Appendix A.

The MAV Plus Death Benefit is the greatest of A, B, C or D, WHERE:

A =      Contract Value on the date we receive due proof of death.

B = Total Premium Payments adjusted for any partial Surrenders (see clause D below for a description of this adjustment).

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C = Maximum Anniversary Value - The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments: (a) Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and (b) Anniversary Value is adjusted for any partial Surrenders since the Contract Anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

         We calculate the adjustment to your Maximum Anniversary Value for any Surrenders by reducing your Maximum Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Maximum Anniversary Value proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix A for illustrations of this adjustment.

        For any partial Surrender that causes cumulative partial Surrenders during the Contract Year to exceed 10% of Premium Payments, the adjustment is first made on a dollar-for-dollar basis up to 10% of Premium Payments and then the adjustment with respect to the amounts over 10% of Premium Payments is based on the following formulas:

        1 - (A/(B -C)) where:

        A = partial Surrenders during the Contract Year in excess of 10% of Premium Payments.

        B = Contract Value immediately prior to the partial Surrender.

        C = 10% of Premium Payments less any partial Surrenders during the Contract Year. If C results in a negative number, C becomes zero.

        For partial Surrenders during each Contract Year that are entirely in excess of 10% of Premium Payments, the adjustment is a factor applied to adjusted Premium Payments immediately before the Surrender as follows:

        1 - (A/B) where:

        A = partial Surrenders during the Contract Year in excess of 10% of Premium Payments.

        B = Contract Value immediately prior to the partial Surrender.

        Please refer to the examples in Appendix A for illustrations of this adjustment.

D = Earnings Protection Benefit - The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract.

         - If each is aged 69 or younger, the Death Benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap.

         - If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap.

         We determine Contract gain by subtracting your Contract Value on the date you added this rider from the Contract Value on the date we receive due proof of death. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.

         The Contract gain that is used to determine your Death Benefit has a limit or cap. The cap is 200% of the following:

         - the Contract Value on the date this rider was added to your Contract; plus

         - Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus

         - any adjustments for partial Surrenders.

         If you elect MAV Plus, the Death Benefit will be the greater of the standard Death Benefit and the MAV Plus Death Benefit.

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WHEN CAN YOU BUY THIS RIDER?


The MAV Plus rider is closed to new investors (including existing owners). You could elect this rider only at the time of issue and your choice is irrevocable. You may not choose this optional Death Benefit if the Owner(s) and/or Annuitant are age 76 or older on the Contract issue date. In states where the MAV Plus Death Benefit is not available, we offer the "Maximum Anniversary Value (MAV) Death Benefit" for the same additional fee. The MAV Death Benefit is the same as the MAV Plus Death Benefit but excludes the Earnings Protection Benefit.


DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

No.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Contract Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

No. This rider is not affected by the Benefit Amount or Payment Base.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Surrenders will reduce the MAV Plus Death Benefit and will be subject to CDSCs, if any.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes, including any assignment of your Contract to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR CONTRACT RIGHTS?

Yes. If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider will be terminated and the fee will no longer be assessed.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

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CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

    a. the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

    b.  the aggregate Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is not available in all states or is named differently in those states.

- If your Contract has no gain, your Beneficiary will receive no additional benefit.

- A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.

- This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.

-   Annuitizing your Contract will cause this rider to terminate.

7. MISCELLANEOUS

A. GLOSSARY

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, 745 West New Circle Road Building 200, 1st Floor, Lexington, KY 40511. Our standard mailing address is:
Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, PO Box 14293, Lexington, KY 40512-4293.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual charge deducted on a Contract Anniversary or upon full Surrender. The charge is deducted proportionately from each Sub-Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a CDSC. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner and Annuitant as the case may be.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First.

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BENEFIT PAYMENT: The maximum guaranteed amount that may be withdrawn each Contract Year under The Hartford's Principal First. A Benefit Payment constitutes a partial Surrender.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the Lifetime Withdrawal Feature under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

ELIGIBLE WITHDRAWAL YEAR: As used in The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, any Contract Year following the Relevant Covered Life's 60th birthday.


FIXED ACCUMULATION FEATURE: Part of our General Account, where you were able to allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all forms of Contracts we offered contain a Fixed Accumulation Feature. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.


FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a "Sub-Account".

GENERAL ACCOUNT: The General Account includes our company assets, including any money you may have invested in the Fixed Accumulation Feature, if available.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year pursuant to The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. A Lifetime Benefit Payment constitutes a partial Surrender. Withdrawals taken prior to an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios) are excluded from this definition. For the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Builder Selects a Lifetime Benefit Payment is the greater of (a) your Withdrawal Percent multiplied by your Payment Base (sometimes referred to as "Guaranteed Withdrawal") or (b) your Withdrawal Percent multiplied by your Contract Value as of the relevant measuring point (sometimes referred to as "Withdrawal Available").

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LIFETIME INCOME ELIGIBILITY DATE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the date the relevant Covered Life attains age 59 1/2, at which point Lifetime Benefit Payments can begin.

LIFETIME WITHDRAWAL FEATURE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, a series of Lifetime Benefit Payments in each Contract Year following the Lifetime Income Eligibility Date.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial Withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

MAXIMUM CONTRACT VALUE: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.

MINIMUM CONTRACT VALUE: Subject to state variations, the Minimum Contract Value we establish from time to time.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.


OUR WEBSITE: Our current website, www.hartfordinvestor.com, will be changing to www.thehartford/annuities prior to December 31, 2014.


PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments for The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios. The Payment Base may be subject to automatic annual Payment Base increases when The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios has been elected. In The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios Payment Base includes front end sales charges (Edge Contracts only) but excludes any Employee Gross-Up. Your initial Payment Base equals your initial Premium Payment except in regard to a company-sponsored exchange program.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable front-end sales charges or Payment Enhancements, etc.).


PREMIUM TAX: The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.


RELEVANT COVERED LIFE: When the Single Life option is chosen, the Relevant Covered Life will be based on the attained age of the oldest Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the Joint/Spousal Option is chosen, however, the Relevant Covered Life will be based on the attained age of the youngest Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, "attained age" means the chronological age of the Relevant Covered Life as of the applicable measuring point.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

RIGHTS OF ACCUMULATION: The Right of Accumulation program allows an investor to get lower front end sales charges through multiple Premium Payments, instead of requiring a single Premium Payment to be over a given amount.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code. This definition does not currently take into consideration domestic partners pursuant to state civil union laws.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your "Sub-Account".

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SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

THRESHOLD: For the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or any Contract Year that is prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios). For the purposes of these optional riders, this percentage used to determine your Threshold amount is 5% (Single Life Election) or 4 1/2% (Joint/Spousal Election) of the Payment Base.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

WITHDRAWAL PERCENT: The multiplier used in calculating Lifetime Benefit Payments under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.

B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

ALABAMA - The Fixed Accumulation Feature is not available. The DCA Plus Fixed Accumulation Feature is available.

CALIFORNIA - If you are 60 years old or older you must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options. Under the Senior Protection Program, we will allocate your initial Premium Payment to a money market Fund for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, the Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a money market Fund unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Contract Value from a money market Fund to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options; or we will automatically reallocate your Contract Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.


CONNECTICUT - There are no investment restrictions for The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation. Contract aggregation provisions do not apply to The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios. For Plus Contracts - The CDSC is 8%, 8%, 8%, 7%, 6%, 5%, 4%, 3%, 0% for years 1-9. A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such "spouses" as meeting federal tax distribution requirements (under current tax law, a "spouse" is limited to married people of the opposite sex).

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FLORIDA - The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply. The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, contract aggregation provisions do not apply.

GEORGIA - The Hartford's Lifetime Income Builder Selects is referred to as the Guaranteed Withdrawal and Death Benefit Rider (Limited Automatic Increase Feature) in your Contract. The Hartford's Lifetime Income Builder Portfolios is referred to as Guaranteed Withdrawal and Death Benefit Rider (Unlimited Automatic Increase Feature).

ILLINOIS - The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, contract aggregation provisions do not apply. The rider charge for The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, are only deducted from the Sub-Accounts. The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios.

MASSACHUSETTS - We will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later (Core Contracts).

MINNESOTA - MAV Plus is not available. The Maximum Anniversary Value (MAV) Death Benefit is offered instead.

NEW HAMPSHIRE - A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such "spouses" as meeting federal tax distribution requirements (under current tax law, a "spouse" is limited to married people of the opposite sex).


NEW JERSEY - There are no investment restrictions for The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation. The Fixed Accumulation Feature is not available. The only AIRs available are 3% and 5%. The contract aggregation provisions of The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios are not applicable. The Nursing Home Waiver is not available. A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such "spouses" as meeting federal tax distribution requirements (under current tax law, a "spouse" is limited to married people of the opposite sex). Letters of Intent are not available as a basis to reduce sales charges (Edge Contracts).



NEW YORK - There are no investment restrictions for The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Foundation. A Contract issued by Hartford Life and Annuity Insurance Company is not available in New York. The rider charge for The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios are only deducted from the Sub-Accounts. The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios. The Minimum Contract Value is $1,000 after any Surrender. The minimum monthly Annuity Payout is $20. MAV Plus is not available. The Maximum Anniversary Value
(MAV) Death Benefit is offered instead. The only AIRs available are 3% and 5%. The Nursing Home Waiver is not available. Letters of Intent are not available as a basis to reduce sales charges (Edge Contracts).


OHIO - The Fixed Accumulation Feature is not available.

OKLAHOMA - The only AIRs available are 3% and 5%.


OREGON - There are no investment restrictions for The Hartford's Lifetime Income Builder. We will accept subsequent Premium Payments during the first three Contract Years (Core Contracts). Owners may only sign up for DCA Plus Programs that are 6 months or longer (Core Contracts). You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available. The only AIRs available are 3% and 5%.


PENNSYLVANIA - The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available.

TEXAS - Letters of Intent are not available as a basis to reduce sales charges (Edge Contracts).


WASHINGTON - MAV Plus is not available. Maximum Anniversary Value (MAV) Death Benefit is offered instead. In any year when no Premium Payment is paid into the Fixed Accumulation Feature, any pro-rata portion of the fee taken from the Fixed Accumulation Feature will be limited to interest earned in excess of the 3% for that year (Core Contracts). The rider charge for The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation is only deducted from the Sub-Accounts. The Fixed Accumulation is not available if you elected The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation (Core Contracts).


C. MORE INFORMATION

OWNERSHIP CHANGES - We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the

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benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the applicable Death Benefit. We will adjust the Contract Value in these circumstances to equal the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the applicable Death Benefit as a lump sum payment. This privilege will only apply once for each Contract.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT - A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.


SPECULATIVE INVESTING - Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. When you purchased this Contract you represented and warranted that you would not use this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.



CONTRACT MODIFICATION - We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined. Any modifications to the Contract will be filed with each state in which the Contract is for sale. Contract changes will be communicated to Contract Owners through regular mail as an endorsement to their Contract.

MEDICAID BENEFITS - Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient's estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient's surviving Spouse).

Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits.

Certain asset and/or trust transfers (or a "spend down" of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.

Ownership interests or beneficiary status under this variable annuity can render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.

This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.

D. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

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E. HOW CONTRACTS WERE SOLD



We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us.



HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principle underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2013. Contracts were sold by individuals who were appointed by us as insurance agents and who were registered representatives of Financial Intermediaries ("Registered Representatives").



Core and Edge contracts may have been sold directly to the following individuals free of any commission: 1) current or retired officers, directors, trustees and employees (and their families) and our ultimate corporate parent, affiliates, and subsidiaries; and 2) employees and Registered Representatives of Financial Intermediaries. If applicable, we may have credited the Core Contract with a credit of 5.0% of the initial Deposit and each subsequent Deposit, if any. This additional percentage of Deposit in no way affects current or future charges, rights, benefits or account values of other Owners.



Subject to the internal eligibility requirements, employees of a Financial Intermediary; as well as our current or retired officers, directors, trustees and employees and those of our affiliates, subsidiaries and parent companies who purchased Edge versions of this Contract can make additional Deposits therein without incurring a front-end sales charge.


This prospectus does not constitute personalized investment or financial planning advice or a recommendation to purchase this or any other variable annuity. We reserve the right to modify, suspend, or terminate these privileges at any time.


We list below types of arrangements that helped to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affected each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.


Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.


Affiliated broker-dealers also employed individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.


-   COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

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-   ADDITIONAL PAYMENTS


Subject to FINRA, Financial Intermediary and insurance rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract and/or to provide inforce Contract Owner support. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. In addition, some Financial Intermediaries may make a profit from fees received for inforce Contract Owner support.



ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Inforce Contract Owner Support    Support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.



As of December 31, 2013, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities:



AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks,
LLC), CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Financial Partners, Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc.



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.



As of December 31, 2013, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Variable Insurance Series & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

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For the fiscal year ended December 31, 2013, Additional Payments did not in the aggregate exceed approximately $21 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.04% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.2 million or approximately 0.15% of the Premium Payments invested in a particular Fund during this period.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION


GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                                   APP TAX-1

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APPENDIX TAX



FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including

APP TAX-2

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assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate's or trust's adjusted gross income for the taxable year.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual's modified adjusted gross income for the taxable year.

       a.   AMOUNTS RECEIVED AS AN ANNUITY

Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start ("amounts received as an annuity") are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable "investment in the contract" to the total amount of the payments to be made after the start of the payments (the "exclusion ratio") under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract." The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

                                                                   APP TAX-3

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ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".

iii. Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.


      APPLIES TO CONTRACTS THAT OFFER THE PERSONAL PENSION ACCOUNT (THERE MAY BE NO CONTRACTS THAT OFFER PPA DESCRIBED IN THIS PROSPECTUS)


      We believe that Personal Pension Account Payouts are partial annuitizations of the Contract, and that an equitable allocation of the investment in the contract would be in proportion to the estimated fair market values of the portions of the Contract.


      When annuitization of the Personal Pension Account has occurred, your Benefit Balance will be calculated by using an actuarial present value formula.


       b.  AMOUNTS NOT RECEIVED AS AN ANNUITY

i. To the extent that the "cash value" of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

ii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract," and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the

APP TAX-4

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contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code
Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a recipient becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the

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           Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").

The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.

Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.

If a transfer falls within the scope of the Rev. Proc. but is not described above (for example - if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

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The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

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5. CERTAIN TAX CONSIDERATIONS FOR FULL OR PARTIAL SETTLEMENT PAYMENTS FROM THE PERSONAL PENSION ACCOUNT


APPLIES TO CONTRACTS THAT OFFER THE PERSONAL PENSION ACCOUNT (THERE MAY BE NO CONTRACTS THAT OFFER THE PPA DESCRIBED IN THIS PROSPECTUS)


The recent enactment of new Section 72(a)(2) of the Code for partial annuitizations provides direction on how Personal Pension Account Payouts should be treated for tax purposes, effective for payments received in taxable years beginning after December 31, 2010 (regardless of when the annuity was purchased). However, because there is yet to be guidance on the new provisions from the IRS, there is still some uncertainty as to how the partial annuitization provisions will be applied and we advise you to consult with a qualified tax adviser concerning such tax treatment before you deposit amounts into the Personal Pension Account or take a settlement for a Personal Pension Account Payout.

With respect to the Personal Pension Account, the Company plans to report any periodic payments under a settlement of the Personal Pension Account (Personal Pension Account Payouts) as amounts received as an annuity and a partial annuitization of the Contract, resulting in that portion of the Contract being treated as a separate contract for which an annuity starting date is assigned, a portion of the investment in the contract is allocated and an exclusion ratio is determined (discussed in subparagraph 2.a. above). Likewise, after December 31, 2010, the Company plans to report any continuing periodic settlement payments from the Personal Pension Account as amounts received as an annuity under a separate contract with an annuity starting date of January 1, 2010, for which a portion of the investment in the contract should be allocated and an exclusion ratio should be determined consistent with new Section 72(a)(2) of the Code (and discussed in subparagraph 2.a. above).

D.  FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse

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beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code
Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

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1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a "Deemed IRA" under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow

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each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

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    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter ($17,500 for 2013). The Plan may provide for additional "catch-up" contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

APP TAX-12

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5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

  a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually - "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

    (viii) made an account of an IRS levy on the Qualified Plan under Code
           Section 72(t)(2)(A)(vii); or

    (ix) made as a "direct rollover" or other timely rollover to an Eligible Retirement Plan, as described below.

  In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (x) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

    (xi) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (xii) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

                                                                  APP TAX-13

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If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

  b. RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual's surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

APP TAX-14

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Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either -

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a

                                                                  APP TAX-15

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"conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken. Other rules and exceptions may apply, so please consult with a qualified tax adviser.

9. CERTAIN TAX CONSIDERATIONS WITH THE PERSONAL PENSION ACCOUNT IN QUALIFIED
PLANS


APPLIES TO CONTRACTS THAT OFFER THE PERSONAL PENSION ACCOUNT (THERE MAY BE NO CONTRACTS THAT OFFER THE PPA DESCRIBED IN THIS PROSPECTUS)


Because the IRS has published no guidance on the tax treatment of arrangements resembling the Personal Pension Account, there is necessarily some uncertainty as to how an annuity contract with a Personal Pension Account will be treated in different types of Qualified Plans, and we advise you to consult with a qualified tax adviser concerning such treatment before you deposit any amount into a Personal Pension Account that is held in any Qualified Plan.

Among such tax issues for you to consider with a qualified tax adviser in such a case are the following:

a. Any amounts received by you (or your payee) prior to your attaining age 59 1/2 are generally subject to the penalty tax on premature distributions described above, unless such an amount received can qualify for an exception from such a penalty tax, e.g., scheduled payments that qualify for the SEPP Exception. In addition, any modification in payments qualifying for the SEPP Exception (e.g., by commutation) can have adverse penalty tax consequences, as described above.

b. The tax rules for satisfying RMD requirements vary according to both the form of Qualified Plan (e.g., NonRoth or Roth IRA) and the form of payment (e.g., periodic annuity payout or non-periodic distribution from an account value). As a result, such variations should be considered when RMD amounts need to be taken (e.g., after age 70 1/2 or death). In addition, any modification in the form or amount of such payments (e.g., by commutation) could have adverse tax consequences, if such a modification does not satisfy an IRS-recognized RMD exception (e.g., for an acceleration or other change in periodic payments under Reg. Section 1.401(a) (9)-6, Q&A-1 and Q&A-14).

c. Any attempt to transfer an amount from the Benefit Balance to Sub-Accounts or the Fixed Accumulation Feature (if available) that exceeds the threshold for such a transfer will be treated by us as a form of annuitization distribution from the Personal Pension Account, and thus may not qualify as a tax-free direct transfer. Instead, such an attempted excess transfer could be treated for tax purposes as a potentially taxable distribution out of the entire annuity contract, followed by a contribution back into the same contract. While such a distribution from an IRA may qualify for 60-day rollover treatment (if it is not needed to satisfy RMD requirements), only one such tax-free 60-day rollover is allowed for any 365-day period for any individual from all of such individual's IRAs. Failing such tax-free rollover treatment, such a distribution could be subject to both income and penalty tax, and any deemed contribution back into the contract may be subject to an excise tax on excess contributions, particularly after age 70 1/2. IN ADDITION, ANY SUCH DISTRIBUTION FROM A NON-IRA FORM OF QUALIFIED PLAN MAY BE SUBJECT TO THE 20% MANDATORY WITHHOLDING TAX, UNLESS SUCH DISTRIBUTION IS AN RMD OR OTHERWISE AVOIDS CLASSIFICATION AS AN "ELIGIBLE ROLLOVER DISTRIBUTION," AS DESCRIBED ABOVE.

                                                                     APP A-1

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APPENDIX A - EXAMPLES

TABLE OF CONTENTS

                                                                         PAGE
--------------------------------------------------------------------------------
STANDARD DEATH BENEFIT                                                   APP A-2
THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S        APP A-2
 LIFETIME INCOME BUILDER PORTFOLIOS
THE HARTFORD'S PRINCIPAL FIRST                                          APP A-16
THE HARTFORD'S LIFETIME INCOME FOUNDATION                               APP A-17
THE HARTFORD'S LIFETIME INCOME BUILDER II                               APP A-21
MAV PLUS                                                                APP A-26

APP A-2

-------------------------------------------------------------------------------

STANDARD DEATH BENEFIT

EXAMPLE 1

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in the fourth year immediately before your Surrender was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

The adjustment to your total Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. The partial Surrender of $8,000 is less than 10% of Premium Payments. Your adjusted total Premium Payments is $92,000.

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

The adjustments to your Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. 10% of the total Premium Payments is $10,000. Total Premium Payments adjusted for dollar-for-dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for dollar adjustment to get $140,000. The proportional factor is 1 - ($50,000/$140,000) = ..64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

                                                                     APP A-3

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EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                            5%                                         5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3 (SINGLE LIFE), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $105,500.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
LIFETIME BENEFIT PAYMENT                                    $6,330                                     $6,300
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $330                                       $300
                                           - Remaining for Contract Year              - Remaining for Contract Year
CONTRACT VALUE AFTER THE WITHDRAWAL                         $99,000                                    $99,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP A-4

-------------------------------------------------------------------------------

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                           4.5%                                       4.5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5 (JOINT/SPOUSAL), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE CONTRACT YEAR IS $110,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $111,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
LIFETIME BENEFIT PAYMENT                                    $6,105                                     $6,050
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $105                                        $50
                                           - Remaining for Contract Year              - Remaining for Contract Year
CONTRACT VALUE AFTER THE WITHDRAWAL                        $105,000                                   $105,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

(1) The Withdrawal Percentage will remain for the duration of your Contract unless an automatic Payment Base increase occurs on a future anniversary and a new Withdrawal Percent age band is applicable; if no automatic Payment Base increase occurs on a future anniversary where a new Withdrawal Percent age band is applicable, your Withdrawal Percent will remain as is.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

                                                                     APP A-5

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,950                                     $4,950
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $105,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

APP A-6

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($105,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($99,000), less 1             - Your current Payment Base
                                           - Resulting in 0.06%, subject to minimum
                                           of 0% and maximum of 10%
THRESHOLD                                                   $5,250                                     $5,250
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $892.50                                   $1,207.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $4,500                                     $4,500
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

                                                                     APP A-7

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                          4.5%(1)                                    4.5%(1)
THRESHOLD                                                   $3,500                                     $3,500
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,455                                     $4,455
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $121,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,950                                     $4,950
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

APP A-8

-------------------------------------------------------------------------------

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $6,050                                     $5,950
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

EXAMPLE 11: ASSUME THE SAME FACTS AS EXAMPLE 9 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $125,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,455                                     $4,455
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $5,625                                     $5,355
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

                                                                     APP A-9

-------------------------------------------------------------------------------

EXAMPLE 12: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

EXAMPLE 13: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $2,750 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

APP A-10

-------------------------------------------------------------------------------

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $49,323                                    $49,038
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($700/($52,000-$300)                     1-($1000/$52,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $46,068                                    $46,096
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

                                                                    APP A-11

-------------------------------------------------------------------------------

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 13 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
WITHDRAWAL PERCENT                                           5.5%                                       5.5%
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $48,230                                    $47,959
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($1,725/($49,000-$275)                   1-($2,000/$49,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $45,312                                    $45,321
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

APP A-12

-------------------------------------------------------------------------------

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $5,500                                     $5,750
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 17: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE CONTRACT ANNIVERSARY:

PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $4,950                                     $5,175
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

                                                                    APP A-13

-------------------------------------------------------------------------------

EXAMPLE 18: SPOUSAL CONTRACT CONTINUATION (SINGLE LIFE)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTRACT CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Equal to the Contract Value on date of   - Equal to Contract Value on date of
                                           continuation                               continuation
WITHDRAWAL PERCENTAGE                                         6%                                         6%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $9,000                                     $9,000
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by the
                                           Payment Base on date of continuation       Payment Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

EXAMPLE 19: SPOUSAL CONTRACT CONTINUATION (JOINT/SPOUSAL)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTRACT CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Greater of Contract Value or Payment     - Greater of Contract Value or Payment
                                           Base on date of continuation               Base on date of continuation
WITHDRAWAL PERCENTAGE                                        5.5%                                       5.5%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $8,250                                     $8,250
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by
                                           greater of the Contract Value or Payment   Payment Base on date of continuation
                                           Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

APP A-14

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EXAMPLE 20: WITHDRAWAL PERCENT INCREASE; ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 4 (SINGLE LIFE). YOUR WITHDRAWAL PERCENT IS 6%, WHICH WAS BASED ON YOUR AGE (70) AT THE TIME OF FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO THE CONTRACT ANNIVERSARY IS $6,300. YOU ARE NOW AGE 75 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON ANNIVERSARY IS $117,000.

VALUES PRIOR TO THE ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                    $6,300                                     $6,300
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $115,500                                   $117,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($117,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($105,000), less 1            - Your current Payment Base
                                           - Resulting in 0.11%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
WITHDRAWAL PERCENT                                           6.5%                                       6.5%
                                           - Due to the automatic increase and        - Due to the automatic increase and
                                           client reaching a new age band, the        client reaching a new age band, the
                                           Withdrawal Percent has increased           Withdrawal Percent has increased
LIFETIME BENEFIT PAYMENT                                   $7,507.50                                   $7,605
RIDER CHARGE                                                $977.50                                   $1,345.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 21

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,000 (within rider limit)

New Contract Value = $2,000

- Minimum Amount Rule is reached as remaining Contract Value is reduced below one Lifetime Benefit Payment and the Partial Surrender was within the rider limit

       -   Contract Value is transferred to approved investment program

       -   We will no longer accept subsequent Premium Payments

       - We will begin to automatically pay the annual Lifetime Benefit Payment via the Automatic Income Program. The Lifetime Benefit Payment will be paid out of our General Account

       - The payout of the Lifetime Benefit Payment will no longer reduce the Contract Value, however, the Death Benefit will continue to be reduced

       -   We will waive the Annual Maintenance Fee and rider fee

       -   Benefit Increases will no longer be applied

NOTE: If the Contract Value is reduced below one Lifetime Benefit Payment on any Contract Anniversary due to performance the above scenario would occur.

                                                                    APP A-15

-------------------------------------------------------------------------------

EXAMPLE 22

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,800 (exceeds rider limit)

New Contract Value = $2,000

- Minimum Account Rule is reached as remaining Contract Value is reduced below the Minimum Account Rule under the contract, $500 (varies by state) and the partial Surrender exceeded the rider limit

       -   Contract is fully liquidated

EXAMPLE 23: AUTOMATIC PAYMENT BASE INCREASE TO RELEVANT COVERED LIFE ATTAINED AGE 90. ASSUME THAT YOU SELECT A SINGLE LIFE OPTION. YOUR WITHDRAWAL PERCENTAGE IS 7.5%, WHICH IS BASED ON YOUR AGE (85) AT THE TIME OF YOUR FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO CONTRACT ANNIVERSARY IS $7,500. YOU ARE NOW AGE 90 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON YOUR ANNIVERSARY IS $120,000.

VALUES PRIOR TO ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
WITHDRAWAL PERCENTAGE                                        7.5%                                       7.5%
LIFETIME BENEFIT PAYMENT                                    $7,500                                     $7,500
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $120,000
                                           The ratio is the Contract Value            Greater of the Contract Value prior to
                                           ($120,000) divided by current Payment      the rider charge being taken, or Your
                                           Base ($100,00), less 1 results in .20%,    Payment Base
                                           capped at 10%
WITHDRAWAL PERCENTAGE                                         8%                                         8%
                                           Due to the automatic increase and client   Due to the automatic increase and client
                                           reaching a new age band, the Withdrawal    reaching a new age band, the Withdrawal
                                           Percentage has increased                   Percentage has increased
LIFETIME BENEFIT PAYMENT                                    $8,800                                     $9,600
RIDER CHARGE                                                 $935                                      $1,380
                                           Rider charge of 0.85% multiplied by your   Rider charge of 1.15% multiplied by your
                                           current Payment Base                       current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500
                                           No change due to anniversary processing    No change due to anniversary processing

APP A-16

-------------------------------------------------------------------------------

EXAMPLE 24: DEFERRAL ILLUSTRATION. ASSUME THAT ON YOUR BIRTHDAY IN SEPTEMBER 2008 YOU ARE 60. YOU PURCHASE THE CONTRACT IN NOVEMBER 2008 AND SELECT THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS WITH THE SINGLE LIFE OPTION. ASSUME NO GROWTH IN CONTRACT VALUE.

                                                   NO PARTIAL SURRENDERS IN                     PARTIAL SURRENDER IN
                 FEATURE                          FIRST 5 YEARS OF THE RIDER                  SECOND YEAR OF THE RIDER
-------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL PERCENTAGE AT ISSUE                                5%                                         5%
PAYMENT BASE AT ISSUE                                      $100,000                                   $100,000
LIFETIME BENEFIT PAYMENT AT ISSUE                           $5,000                                     $5,000
WITHDRAWAL PERCENTAGE ON BIRTHDAY IN                   Increased to 5.5%                            Remains at 5%
SEPTEMBER 2013 WHEN RELEVANT COVERED LIFE
IS AGE 65
PAYMENT BASE ON BIRTHDAY                                   $100,000                                   $100,000
                                           No change due to birthday                  No change due to birthday
LIFETIME BENEFIT PAYMENT ON BIRTHDAY                  Increased to $5,500                         Remains at $5,000
ANNIVERSARY IN NOVEMBER 2013 - CONTRACT                    $100,000                                   $100,000
VALUE IS LESS THAN CURRENT PAYMENT BASE,
SO THERE IS NO CHANGE TO THE PAYMENT BASE
WITHDRAWAL PERCENTAGE                                        5.5%                                        5%
LIFETIME BENEFIT PAYMENT                                    $5,500                                     $5,000

THE HARTFORD'S PRINCIPAL FIRST

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

                                                                    APP A-17

-------------------------------------------------------------------------------

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 6: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

THE HARTFORD'S LIFETIME INCOME FOUNDATION

This Optional Withdrawal Benefit is closed to new investors if The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios is approved in your state.

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

APP A-18

-------------------------------------------------------------------------------

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.75% of the Payment Base.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

                                                                    APP A-19

-------------------------------------------------------------------------------

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.75% of the Payment Base.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP A-20

-------------------------------------------------------------------------------

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/ Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

                                                                    APP A-21

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER II

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

APP A-22

-------------------------------------------------------------------------------

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($95,000/$100,000) - 1 = - .05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($95,000/$100,000) - 1 = - .05 subject to the minimum of 0%.

                                                                    APP A-23

-------------------------------------------------------------------------------

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

APP A-24

-------------------------------------------------------------------------------

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/ Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

                                                                    APP A-25

-------------------------------------------------------------------------------

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $110,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $5,000, which is 5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($110,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($110,000/$100,000) - 1 = .10 subject to the maximum of 10%.

       - Your Payment Base is $110,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $5,500, which is your new Payment Base multiplied by 5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $105,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $4,500, which is 4.5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($105,000/$100,000) - 1 = .05 subject to the maximum of 10%.

       - Your Payment Base is $105,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $4,725, which is your new Payment Base multiplied by 4.5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 17: SPOUSAL CONTRACT CONTINUATION

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:

     Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)

     Withdrawal Percent = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining Spouse's attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).

     Lifetime Benefit Payment = $9,000 (Withdrawal Percent x greater of Payment Base or Contract Value on date of continuation)

     Death Benefit = $150,000 (Contract Value on date of continuation)

     Maximum Contract Value (LIB II Only) = $150,000 (greater of Contract Value or Payment Base on date of continuation)

APP A-26

-------------------------------------------------------------------------------

MAV PLUS

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the standard Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $109,273,

To determine the Death Benefit to be paid we compare the following values, the greatest resulting values is the Death Benefit:

-   CONTRACT VALUE on the date we receive due proof of death

       - Assume on the day we receive proof of Death, your Contract Value was $117,403,

- TOTAL PREMIUM PAYMENTS adjusted for partial Surrenders (See Example 1 under the standard Death Benefit for details of calculation.)

       - Your total Premium Payment was $100,000, since the partial Surrender was less than 10% of premiums the Premium Payment is reduced dollar for dollar.

       -   The Premium Payment is $92,000

-   THE MAXIMUM ANNIVERSARY VALUE adjusted for any partial Surrenders

       - Assume your Maximum Anniversary Value (MAV) was $114,000, since the partial Surrender was less than 10% of premiums the MAV is reduced dollar for dollar.

       -   The MAV is $106,000

-   THE EARNINGS PROTECTION BENEFIT ADJUSTED FOR ANY PARTIAL SURRENDERS

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the partial Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000 - $0 + $0 = $9,273]

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0), which equals $100,000. The cap is 200% of $100,000, which is $200,000.

                                                                    APP A-27

-------------------------------------------------------------------------------

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and add 40% of gain [$117,403 + 40% (17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the Death Benefit.

EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the standard Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your partial Surrender was $150,000,

To determine the Death Benefit to be paid we compare the following values, the greatest resulting values is the Death Benefit:

-   CONTRACT VALUE on the date we receive due proof of death

       - Assume on the day we receive proof of Death, your Contract Value was $120,000,

- TOTAL PREMIUM PAYMENTS adjusted for partial Surrenders (See Example 1 under the standard Death Benefit for details of calculation.)

       -   Total Premium Payments was $100,000

       -   ADJUSTMENT FOR PARTIAL SURRENDERS FOR PREMIUM PAYMENTS

       The adjustment to your Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. The Premium Payment is adjusted for dollar for dollar Surrenders is $100,000 - $10,000 = $90,000. Remaining Surrenders equal $50,000. This amount will reduce Premium Payments proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000)
       = .64286. This factor is multiplied by $90,000. The result is an adjusted Premium Payment of $57,857.

       -   The Premium Payment is $57,857

-   THE MAXIMUM ANNIVERSARY VALUE adjusted for any partial Surrenders

       -   Assume the Maximum Anniversary Value was $140,000

       -   ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

       The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

       -   The MAV is $83,571

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a partial Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000 - $0 + $0 = $50,000]

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$120,000],

APP A-28

-------------------------------------------------------------------------------

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

- Add any adjustments for partial Surrenders [$10,000], So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000), which equals $90,000. The cap is 200% of $90,000, which is $180,000.

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and add 40% of gain [$120,000 + 40% ($12,000)] which totals $132,000. This is the greatest of the four values compared, and so is the Death Benefit.

                                                                     APP B-1

-------------------------------------------------------------------------------

APPENDIX B - ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by contacting us.


HARTFORD LIFE INSURANCE COMPANY



CORE SHARES



                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.514           $9.399           $9.827
  Accumulation Unit Value at end
   of period                         $12.061          $10.514           $9.399
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.397          $13.007          $13.743
  Accumulation Unit Value at end
   of period                         $16.344          $14.397          $13.007
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                4                3
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.832           $6.889           $8.317
  Accumulation Unit Value at end
   of period                          $8.757           $7.832           $6.889
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.787          $13.143          $16.036
  Accumulation Unit Value at end
   of period                         $16.360          $14.787          $13.143
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                1                1
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $6.276           $5.570           $7.008
  Accumulation Unit Value at end
   of period                          $7.599           $6.276           $5.570
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.425          $11.145          $14.170
  Accumulation Unit Value at end
   of period                         $14.888          $12.425          $11.145
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11                8                7
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.395          $10.604          $11.763
  Accumulation Unit Value at end
   of period                         $16.831          $12.395          $10.604
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.392          $16.766          $18.794
  Accumulation Unit Value at end
   of period                         $26.058          $19.392          $16.766
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                5                3
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.104           $7.987           $8.413
  Accumulation Unit Value at end
   of period                         $12.260           $9.104           $7.987
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.189          $12.579          $13.390
  Accumulation Unit Value at end
   of period                         $18.908          $14.189          $12.579
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                2

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.031           $7.355          $10.402
  Accumulation Unit Value at end
   of period                          $9.827           $9.031           $7.355
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.763          $10.504                -
  Accumulation Unit Value at end
   of period                         $13.743          $12.763                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13                -                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.486           $5.450          $10.462
  Accumulation Unit Value at end
   of period                          $8.317           $7.486           $5.450
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.586          $10.730                -
  Accumulation Unit Value at end
   of period                         $16.036          $14.586                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $6.811           $5.138          $10.787
  Accumulation Unit Value at end
   of period                          $7.008           $6.811           $5.138
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.916          $10.609                -
  Accumulation Unit Value at end
   of period                         $14.170          $13.916                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                5                -
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.418           $6.692          $10.795
  Accumulation Unit Value at end
   of period                         $11.763           $9.418           $6.692
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.207          $10.918                -
  Accumulation Unit Value at end
   of period                         $18.794          $15.207                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.653           $6.409          $10.566
  Accumulation Unit Value at end
   of period                          $8.413           $7.653           $6.409
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.310          $10.417                -
  Accumulation Unit Value at end
   of period                         $13.390          $12.310                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                1                -

APP B-2

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.611          $14.491          $14.500
  Accumulation Unit Value at end
   of period                         $20.271          $16.611          $14.491
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,137            2,817            3,385
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.880          $12.236          $12.373
  Accumulation Unit Value at end
   of period                         $16.761          $13.880          $12.236
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        470              414              396
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.184           $1.054           $1.078
  Accumulation Unit Value at end
   of period                          $1.554           $1.184           $1.054
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     10,115           13,860           16,931
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $1.053           $0.947           $0.979
  Accumulation Unit Value at end
   of period                          $1.367           $1.053           $0.947
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,380            1,837            1,970
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.532          $15.902          $15.191
  Accumulation Unit Value at end
   of period                         $15.958          $16.532          $15.902
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,234            3,471            3,785
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.905          $13.517          $13.049
  Accumulation Unit Value at end
   of period                         $13.283          $13.905          $13.517
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        290              319              292
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.633          $13.013          $12.617
  Accumulation Unit Value at end
   of period                         $13.104          $13.633          $13.013
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,017            1,461            1,586
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.769          $12.316          $12.068
  Accumulation Unit Value at end
   of period                         $12.145          $12.769          $12.316
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        100              112              102
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.662          $10.055          $10.712
  Accumulation Unit Value at end
   of period                         $14.099          $11.662          $10.055
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,482            2,392            2,796
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.865           $9.467          $10.192
  Accumulation Unit Value at end
   of period                         $12.998          $10.865           $9.467
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         85               79               81
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $18.210          $15.059          $16.753
  Accumulation Unit Value at end
   of period                         $23.208          $18.210          $15.059
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        695              953            1,086
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.718          $10.628          $11.948
  Accumulation Unit Value at end
   of period                         $16.039          $12.718          $10.628
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        123              114              119

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.063          $10.679          $14.814
  Accumulation Unit Value at end
   of period                         $14.500          $13.063          $10.679
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,878            4,086            4,611
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.265           $9.306                -
  Accumulation Unit Value at end
   of period                         $12.373          $11.265                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        261              147                -
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.973           $0.771           $1.179
  Accumulation Unit Value at end
   of period                          $1.078           $0.973           $0.771
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     18,542           20,077           21,874
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $0.892           $0.714                -
  Accumulation Unit Value at end
   of period                          $0.979           $0.892                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,764              890                -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.465          $13.020          $14.624
  Accumulation Unit Value at end
   of period                         $15.191          $14.465          $13.020
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,248            4,384            4,413
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.556          $11.422                -
  Accumulation Unit Value at end
   of period                         $13.049          $12.556                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        314              217                -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.153          $11.229          $11.456
  Accumulation Unit Value at end
   of period                         $12.617          $12.153          $11.229
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,591            1,607            1,775
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.746          $10.968                -
  Accumulation Unit Value at end
   of period                         $12.068          $11.746                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        124               67                -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.713           $7.046          $11.807
  Accumulation Unit Value at end
   of period                         $10.712           $9.713           $7.046
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,098            3,393            3,664
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.339           $6.846                -
  Accumulation Unit Value at end
   of period                         $10.192           $9.339                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         94               46                -
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.196          $10.823          $17.124
  Accumulation Unit Value at end
   of period                         $16.753          $15.196          $10.823
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,202            1,294            1,395
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.952           $7.883                -
  Accumulation Unit Value at end
   of period                         $11.948          $10.952                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        106               88                -

                                                                     APP B-3

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $19.600          $16.810          $21.073
  Accumulation Unit Value at end
   of period                         $24.805          $19.600          $16.810
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        516              593              699
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.710          $11.883          $15.054
  Accumulation Unit Value at end
   of period                         $17.170          $13.710          $11.883
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        108               79               98
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.209          $13.936          $14.757
  Accumulation Unit Value at end
   of period                         $20.806          $16.209          $13.936
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,898            8,760           10,178
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.696           $8.424           $9.015
  Accumulation Unit Value at end
   of period                         $12.316           $9.696           $8.424
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,087            1,027            1,143
AMERICAN FUNDS GROWTH-INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.934          $13.747          $14.194
  Accumulation Unit Value at end
   of period                         $20.986          $15.934          $13.747
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,537            8,158            9,685
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.801          $11.160          $11.645
  Accumulation Unit Value at end
   of period                         $16.684          $12.801          $11.160
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        739              724              744
AMERICAN FUNDS INTERNATIONAL
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.535          $13.355          $15.734
  Accumulation Unit Value at end
   of period                         $18.643          $15.535          $13.355
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,986            2,618            3,099
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.126           $9.665          $11.508
  Accumulation Unit Value at end
   of period                         $13.212          $11.126           $9.665
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        201              195              216
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $29.297          $25.204          $29.687
  Accumulation Unit Value at end
   of period                         $32.193          $29.297          $25.204
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        378              552              639
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $23.275          $20.234          $24.085
  Accumulation Unit Value at end
   of period                         $25.308          $23.275          $20.234
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         78               71               68
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.763           $9.393           $9.794
  Accumulation Unit Value at end
   of period                         $13.906          $10.763           $9.393
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.596          $14.636          $15.421
  Accumulation Unit Value at end
   of period                         $21.217          $16.596          $14.636
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        165              200              267

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $17.449          $10.965          $21.852
  Accumulation Unit Value at end
   of period                         $21.073          $17.449          $10.965
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        839              944              906
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.596           $7.999                -
  Accumulation Unit Value at end
   of period                         $15.054          $12.596                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         79               57                -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.603           $9.163          $15.810
  Accumulation Unit Value at end
   of period                         $14.757          $12.603           $9.163
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     11,618           12,649           13,570
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $7.780           $5.716                -
  Accumulation Unit Value at end
   of period                          $9.015           $7.780                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,099              522                -
AMERICAN FUNDS GROWTH-INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.911           $9.971          $15.737
  Accumulation Unit Value at end
   of period                         $14.194          $12.911           $9.971
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     10,835           11,645           12,552
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.704           $8.354                -
  Accumulation Unit Value at end
   of period                         $11.645          $10.704                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        652              280                -
AMERICAN FUNDS INTERNATIONAL
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.872          $10.536          $17.522
  Accumulation Unit Value at end
   of period                         $15.734          $14.872          $10.536
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,461            3,640            4,004
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.992           $7.869                -
  Accumulation Unit Value at end
   of period                         $11.508          $10.992                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        182              109                -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $25.527          $17.290          $29.156
  Accumulation Unit Value at end
   of period                         $29.687          $25.527          $17.290
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        775              776              787
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $20.929          $14.324                -
  Accumulation Unit Value at end
   of period                         $24.085          $20.929                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         70               32                -
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.490           $6.352          $10.613
  Accumulation Unit Value at end
   of period                          $9.794           $8.490           $6.352
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.509          $10.214                -
  Accumulation Unit Value at end
   of period                         $15.421          $13.509                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        193               45                -

APP B-4

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.545           $9.572           $9.979
  Accumulation Unit Value at end
   of period                         $15.748          $11.545           $9.572
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.257          $15.297          $16.115
  Accumulation Unit Value at end
   of period                         $24.642          $18.257          $15.297
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.058           $8.911           $9.035
  Accumulation Unit Value at end
   of period                         $13.496          $10.058           $8.911
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.590          $14.854          $15.220
  Accumulation Unit Value at end
   of period                         $22.028          $16.590          $14.854
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14                4                4
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.186           $9.897          $11.253
  Accumulation Unit Value at end
   of period                         $14.995          $11.186           $9.897
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.499          $15.646          $17.977
  Accumulation Unit Value at end
   of period                         $23.213          $17.499          $15.646
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         38               42               39
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.622           $9.271          $10.331
  Accumulation Unit Value at end
   of period                         $14.927          $11.622           $9.271
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $22.393          $18.051          $20.328
  Accumulation Unit Value at end
   of period                         $28.462          $22.393          $18.051
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                2
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.922          $11.059          $11.775
  Accumulation Unit Value at end
   of period                         $16.171          $11.922          $11.059
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        220              384              415
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.980          $10.293          $11.075
  Accumulation Unit Value at end
   of period                         $14.738          $10.980          $10.293
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20               21               20
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $18.729          $16.852          $16.683
  Accumulation Unit Value at end
   of period                         $21.054          $18.729          $16.852
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      8,033           12,649           14,851
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.751          $15.231          $15.237
  Accumulation Unit Value at end
   of period                         $18.634          $16.751          $15.231
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        413              362              397

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.572           $6.399          $10.298
  Accumulation Unit Value at end
   of period                          $9.979           $8.572           $6.399
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.990          $10.553                -
  Accumulation Unit Value at end
   of period                         $16.115          $13.990                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.394           $5.857          $10.334
  Accumulation Unit Value at end
   of period                          $9.035           $7.394           $5.857
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.586          $10.074                -
  Accumulation Unit Value at end
   of period                         $15.220          $12.586                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                1                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.871           $6.434          $10.256
  Accumulation Unit Value at end
   of period                         $11.253           $8.871           $6.434
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.322          $10.497                -
  Accumulation Unit Value at end
   of period                         $17.977          $14.322                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         39               28                -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.288           $5.345          $10.462
  Accumulation Unit Value at end
   of period                         $10.331           $8.288           $5.345
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.480          $10.742                -
  Accumulation Unit Value at end
   of period                         $20.328          $16.480                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                2                -
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.272           $7.830          $11.763
  Accumulation Unit Value at end
   of period                         $11.775          $10.272           $7.830
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        435              457              476
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.763           $7.521                -
  Accumulation Unit Value at end
   of period                         $11.075           $9.763                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12                5                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.008          $11.218          $16.241
  Accumulation Unit Value at end
   of period                         $16.683          $15.008          $11.218
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     16,884           18,493           20,312
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.852          $10.464                -
  Accumulation Unit Value at end
   of period                         $15.237          $13.852                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        321              211                -

                                                                     APP B-5

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.932           $9.359           $9.857
  Accumulation Unit Value at end
   of period                         $14.693          $10.932           $9.359
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        264              227              243
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.342           $8.948           $9.523
  Accumulation Unit Value at end
   of period                         $13.755          $10.342           $8.948
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         56               27               25
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.760          $13.496          $14.374
  Accumulation Unit Value at end
   of period                         $20.118          $14.760          $13.496
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        745              832              985
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $7.966           $7.361           $7.922
  Accumulation Unit Value at end
   of period                         $10.745           $7.966           $7.361
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        203              228              238
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.360          $12.010          $11.868
  Accumulation Unit Value at end
   of period                         $13.618          $13.360          $12.010
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.374          $13.967          $13.947
  Accumulation Unit Value at end
   of period                         $15.508          $15.374          $13.967
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.398          $10.313          $10.263
  Accumulation Unit Value at end
   of period                         $13.628          $11.398          $10.313
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.687          $14.343          $14.424
  Accumulation Unit Value at end
   of period                         $18.560          $15.687          $14.343
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                1                1
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.840           $8.428           $9.642
  Accumulation Unit Value at end
   of period                         $13.502           $9.840           $8.428
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                5                5
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.877          $14.608          $16.889
  Accumulation Unit Value at end
   of period                         $22.916          $16.877          $14.608
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        117              143              146
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.036           $9.510           $9.529
  Accumulation Unit Value at end
   of period                         $14.787          $11.036           $9.510
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.146          $14.061          $14.238
  Accumulation Unit Value at end
   of period                         $21.410          $16.146          $14.061
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         17               16               17

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.792           $6.115           $9.400
  Accumulation Unit Value at end
   of period                          $9.857           $7.792           $6.115
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        254              148               70
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $7.607           $6.033                -
  Accumulation Unit Value at end
   of period                          $9.523           $7.607                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         15                6                -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.415           $8.059          $13.370
  Accumulation Unit Value at end
   of period                         $14.374          $11.415           $8.059
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,110            1,151            1,141
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $6.358           $4.536                -
  Accumulation Unit Value at end
   of period                          $7.922           $6.358                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        275              119                -
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.846           $8.742          $10.190
  Accumulation Unit Value at end
   of period                         $11.868          $10.846           $8.742
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.880          $10.491                -
  Accumulation Unit Value at end
   of period                         $13.947          $12.880                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.276           $7.217          $10.418
  Accumulation Unit Value at end
   of period                         $10.263           $9.276           $7.217
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.175          $10.358                -
  Accumulation Unit Value at end
   of period                         $14.424          $13.175                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.389           $5.837          $10.585
  Accumulation Unit Value at end
   of period                          $9.642           $8.389           $5.837
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                5                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.849          $10.441                -
  Accumulation Unit Value at end
   of period                         $16.889          $14.849                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        137               78                -
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.469           $6.832          $10.254
  Accumulation Unit Value at end
   of period                          $9.529           $8.469           $6.832
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.788          $10.425                -
  Accumulation Unit Value at end
   of period                         $14.238          $12.788                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12                8                -

APP B-6

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.010           $9.825           $9.829
  Accumulation Unit Value at end
   of period                         $14.331          $11.010           $9.825
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.260          $13.760          $13.911
  Accumulation Unit Value at end
   of period                         $19.654          $15.260          $13.760
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         63               89               93
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.402           $6.901           $8.123
  Accumulation Unit Value at end
   of period                         $11.298           $8.402           $6.901
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.764          $13.084          $15.564
  Accumulation Unit Value at end
   of period                         $20.977          $15.764          $13.084
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.340           $8.853           $9.891
  Accumulation Unit Value at end
   of period                         $13.161          $10.340           $8.853
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.857          $14.584          $16.467
  Accumulation Unit Value at end
   of period                         $21.231          $16.857          $14.584
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.771           $9.220          $10.264
  Accumulation Unit Value at end
   of period                         $14.398          $10.771           $9.220
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.327          $14.123          $15.888
  Accumulation Unit Value at end
   of period                         $21.597          $16.327          $14.123
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.096           $8.067           $8.973
  Accumulation Unit Value at end
   of period                         $13.521          $10.096           $8.067
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.872          $13.623          $15.312
  Accumulation Unit Value at end
   of period                         $22.360          $16.872          $13.623
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         33               31               34
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.150          $13.433          $13.005
  Accumulation Unit Value at end
   of period                         $15.908          $15.150          $13.433
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.733          $17.682          $17.299
  Accumulation Unit Value at end
   of period                         $20.504          $19.733          $17.682
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         19               16               16

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.800           $7.154          $10.489
  Accumulation Unit Value at end
   of period                          $9.829           $8.800           $7.154
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.587          $10.341                -
  Accumulation Unit Value at end
   of period                         $13.911          $12.587                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         86               33                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.206           $5.385          $10.513
  Accumulation Unit Value at end
   of period                          $8.123           $7.206           $5.385
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.953          $10.537                -
  Accumulation Unit Value at end
   of period                         $15.564          $13.953                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.642           $6.163          $10.482
  Accumulation Unit Value at end
   of period                          $9.891           $8.642           $6.163
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.539          $10.478                -
  Accumulation Unit Value at end
   of period                         $16.467          $14.539                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.715           $6.580          $10.648
  Accumulation Unit Value at end
   of period                         $10.264           $8.715           $6.580
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.633          $10.402                -
  Accumulation Unit Value at end
   of period                         $15.888          $13.633                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.736           $6.050          $10.184
  Accumulation Unit Value at end
   of period                          $8.973           $7.736           $6.050
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.341          $10.543                -
  Accumulation Unit Value at end
   of period                         $15.312          $13.341                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         32               13                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.349           $7.645          $10.357
  Accumulation Unit Value at end
   of period                         $13.005          $11.349           $7.645
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.256          $10.385                -
  Accumulation Unit Value at end
   of period                         $17.299          $15.256                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14               10                -

                                                                     APP B-7

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.349           $7.884           $9.289
  Accumulation Unit Value at end
   of period                         $11.211           $9.349           $7.884
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.352          $13.083          $15.578
  Accumulation Unit Value at end
   of period                         $18.219          $15.352          $13.083
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                4                3
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.314           $9.917          $10.401
  Accumulation Unit Value at end
   of period                         $16.116          $11.314           $9.917
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.036          $15.089          $15.994
  Accumulation Unit Value at end
   of period                         $24.013          $17.036          $15.089
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                1                -
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.605          $10.152          $10.408
  Accumulation Unit Value at end
   of period                         $15.745          $11.605          $10.152
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.964          $17.648          $18.285
  Accumulation Unit Value at end
   of period                         $26.802          $19.964          $17.648
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                5                6
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.411          $12.442          $12.435
  Accumulation Unit Value at end
   of period                         $20.598          $14.411          $12.442
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $21.290          $18.575          $18.760
  Accumulation Unit Value at end
   of period                         $30.112          $21.290          $18.575
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                3                3
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.899           $9.658           $9.898
  Accumulation Unit Value at end
   of period                         $14.221          $10.899           $9.658
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.253          $15.449          $16.000
  Accumulation Unit Value at end
   of period                         $22.276          $17.253          $15.449
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.161          $11.463          $10.859
  Accumulation Unit Value at end
   of period                         $11.835          $12.161          $11.463
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5               20               22
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.256          $12.626          $12.088
  Accumulation Unit Value at end
   of period                         $12.765          $13.256          $12.626
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        231              175              169

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.224           $6.246          $10.413
  Accumulation Unit Value at end
   of period                          $9.289           $8.224           $6.246
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.937          $10.696                -
  Accumulation Unit Value at end
   of period                         $15.578          $13.937                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.493           $6.658          $10.467
  Accumulation Unit Value at end
   of period                         $10.401           $8.493           $6.658
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.197          $10.456                -
  Accumulation Unit Value at end
   of period                         $15.994          $13.197                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.384           $5.747          $10.249
  Accumulation Unit Value at end
   of period                         $10.408           $8.384           $5.747
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.884          $10.310                -
  Accumulation Unit Value at end
   of period                         $18.285          $14.884                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                5                -
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.230           $6.910          $10.636
  Accumulation Unit Value at end
   of period                         $12.435           $9.230           $6.910
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.071          $10.645                -
  Accumulation Unit Value at end
   of period                         $18.760          $14.071                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.739           $6.258          $10.638
  Accumulation Unit Value at end
   of period                          $9.898           $8.739           $6.258
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.276          $10.331                -
  Accumulation Unit Value at end
   of period                         $16.000          $14.276                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.238           $9.022           $9.946
  Accumulation Unit Value at end
   of period                         $10.859          $10.238           $9.022
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8                8                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.516          $10.256                -
  Accumulation Unit Value at end
   of period                         $12.088          $11.516                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        150               67                -

APP B-8

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2013             2012             2011
------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $10.632          $10.392          $10.044
  Accumulation Unit Value
   at end of period             $10.313          $10.632          $10.392
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                4
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $10.629          $10.499          $10.254
  Accumulation Unit Value
   at end of period             $10.202          $10.629          $10.499
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          61               71               71
HARTFORD ULTRASHORT BOND
 HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.516           $9.645           $9.776
  Accumulation Unit Value
   at end of period              $9.388           $9.516           $9.645
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period        $9.074           $9.295           $9.520
  Accumulation Unit Value
   at end of period              $8.859           $9.074           $9.295
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          24               43               47
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $10.992           $9.524           $9.846
  Accumulation Unit Value
   at end of period             $14.309          $10.992           $9.524
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $15.318          $13.412          $14.012
  Accumulation Unit Value
   at end of period             $19.732          $15.318          $13.412
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. AMERICAN
 FRANCHISE FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.846          $10.140                -
  Accumulation Unit Value
   at end of period             $13.580           $9.846                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period        $9.760          $10.122                -
  Accumulation Unit Value
   at end of period             $13.321           $9.760                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          94              102                -
INVESCO V.I. AMERICAN VALUE
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $12.005          $10.394          $10.448
  Accumulation Unit Value
   at end of period             $15.864          $12.005          $10.394
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                1                1
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $19.252          $16.843          $17.111
  Accumulation Unit Value
   at end of period             $25.174          $19.252          $16.843
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                -                -
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $11.955          $10.952          $10.349
  Accumulation Unit Value
   at end of period             $11.962          $11.955          $10.952
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $11.732          $10.861          $10.335
  Accumulation Unit Value
   at end of period             $11.617          $11.732          $10.861
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           4               11               11

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
---------------------------  --------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.808           $9.617           $9.803
  Accumulation Unit Value
   at end of period             $10.044           $9.808           $9.617
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           4                4                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $10.120          $10.026                -
  Accumulation Unit Value
   at end of period             $10.254          $10.120                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          57               60                -
HARTFORD ULTRASHORT BOND
 HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.909          $10.037          $10.018
  Accumulation Unit Value
   at end of period              $9.776           $9.909          $10.037
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period        $9.752           $9.982                -
  Accumulation Unit Value
   at end of period              $9.520           $9.752                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          11                1                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $8.703           $7.093          $10.643
  Accumulation Unit Value
   at end of period              $9.846           $8.703           $7.093
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.516          $10.308                -
  Accumulation Unit Value
   at end of period             $14.012          $12.516                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. AMERICAN
 FRANCHISE FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. AMERICAN VALUE
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $8.668           $6.313          $10.481
  Accumulation Unit Value
   at end of period             $10.448           $8.668           $6.313
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                1                1
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $14.345          $10.558                -
  Accumulation Unit Value
   at end of period             $17.111          $14.345                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -

                                                                     APP B-9

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2013             2012             2011
------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $10.910           $9.733           $9.895
  Accumulation Unit Value
   at end of period             $13.879          $10.910           $9.733
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $14.644          $13.202          $13.562
  Accumulation Unit Value
   at end of period             $18.434          $14.644          $13.202
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          16               10               15
INVESCO V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $10.751           $9.530           $9.883
  Accumulation Unit Value
   at end of period             $14.189          $10.751           $9.530
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           5                5                5
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $14.640          $13.114          $13.743
  Accumulation Unit Value
   at end of period             $19.120          $14.640          $13.114
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           2                -                -
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.886           $8.694           $9.475
  Accumulation Unit Value
   at end of period             $11.579           $9.886           $8.694
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                1                1
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $15.744          $13.992          $15.409
  Accumulation Unit Value
   at end of period             $18.248          $15.744          $13.992
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          12               13               12
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.883          $10.020                -
  Accumulation Unit Value
   at end of period             $13.319           $9.883                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period        $9.796          $10.003                -
  Accumulation Unit Value
   at end of period             $13.065           $9.796                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          25               39                -
INVESCO V.I. MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.984                -                -
  Accumulation Unit Value
   at end of period              $9.923                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period        $9.971                -                -
  Accumulation Unit Value
   at end of period              $9.862                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. SMALL CAP
 EQUITY FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $12.467          $11.118          $11.381
  Accumulation Unit Value
   at end of period             $16.861          $12.467          $11.118
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $16.578          $14.940          $15.455
  Accumulation Unit Value
   at end of period             $22.188          $16.578          $14.940
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          25               40               82

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
---------------------------  -------------------------------------------------
INVESCO V.I. CORE EQUITY
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.180           $7.270          $10.390
  Accumulation Unit Value
   at end of period              $9.895           $9.180           $7.270
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.716          $10.177                -
  Accumulation Unit Value
   at end of period             $13.562          $12.716                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          14                3                -
INVESCO V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $8.929           $7.292          $10.482
  Accumulation Unit Value
   at end of period              $9.883           $8.929           $7.292
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           5                5                3
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.547          $10.355                -
  Accumulation Unit Value
   at end of period             $13.743          $12.547                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $8.528           $6.407          $10.308
  Accumulation Unit Value
   at end of period              $9.475           $8.528           $6.407
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $14.016          $10.641                -
  Accumulation Unit Value
   at end of period             $15.409          $14.016                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           8                6                -
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period             -                -                -  (a)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -  (a)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. SMALL CAP
 EQUITY FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $8.997           $7.543          $10.735
  Accumulation Unit Value
   at end of period             $11.381           $8.997           $7.543
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.347          $10.461                -
  Accumulation Unit Value
   at end of period             $15.455          $12.347                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          73               11                -

APP B-10

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2013             2012             2011
------------------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $13.999          $12.609          $12.244
  Accumulation Unit Value
   at end of period             $14.941          $13.999          $12.609
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $16.910          $15.391          $15.103
  Accumulation Unit Value
   at end of period             $17.858          $16.910          $15.391
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          23               13               11
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $11.905          $10.730          $10.855
  Accumulation Unit Value
   at end of period             $15.025          $11.905          $10.730
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $15.097          $13.751          $14.058
  Accumulation Unit Value
   at end of period             $18.856          $15.097          $13.751
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          69                1                1
LORD ABBETT GROWTH AND
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.623           $8.702           $9.391
  Accumulation Unit Value
   at end of period             $12.902           $9.623           $8.702
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $13.808          $12.618          $13.761
  Accumulation Unit Value
   at end of period             $18.320          $13.808          $12.618
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         127                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $11.822          $10.235          $10.432
  Accumulation Unit Value
   at end of period             $15.920          $11.822          $10.235
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $16.877          $14.766          $15.209
  Accumulation Unit Value
   at end of period             $22.490          $16.877          $14.766
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $10.988           $9.372           $9.735
  Accumulation Unit Value
   at end of period             $14.282          $10.988           $9.372
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $15.101          $13.017          $13.664
  Accumulation Unit Value
   at end of period             $19.423          $15.101          $13.017
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           6                6                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $12.831          $12.148          $11.564
  Accumulation Unit Value
   at end of period             $12.495          $12.831          $12.148
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $13.227          $12.655          $12.174
  Accumulation Unit Value
   at end of period             $12.747          $13.227          $12.655
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          26               24               22

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
---------------------------  --------------------------------------------
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $11.050           $8.339          $10.290
  Accumulation Unit Value
   at end of period             $12.244          $11.050           $8.339
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $13.774          $10.504                -
  Accumulation Unit Value
   at end of period             $15.103          $13.774                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          11                8                -
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.586           $7.874          $10.371
  Accumulation Unit Value
   at end of period             $10.855           $9.586           $7.874
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.546          $10.413                -
  Accumulation Unit Value
   at end of period             $14.058          $12.546                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           3                -                -
LORD ABBETT GROWTH AND
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $8.107           $6.911          $10.532
  Accumulation Unit Value
   at end of period              $9.391           $8.107           $6.911
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.005          $10.342                -
  Accumulation Unit Value
   at end of period             $13.761          $12.005                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.193           $6.785          $10.624
  Accumulation Unit Value
   at end of period             $10.432           $9.193           $6.785
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $13.544          $10.102                -
  Accumulation Unit Value
   at end of period             $15.209          $13.544                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                1                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $8.899           $7.127          $10.605
  Accumulation Unit Value
   at end of period              $9.735           $8.899           $7.127
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.622          $10.216                -
  Accumulation Unit Value
   at end of period             $13.664          $12.622                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $10.933           $9.561          $10.045
  Accumulation Unit Value
   at end of period             $11.564          $10.933           $9.561
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $11.632          $10.279                -
  Accumulation Unit Value
   at end of period             $12.174          $11.632                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          13                5                -

                                                                    APP B-11

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.070          $10.115          $10.092
  Accumulation Unit Value at end
   of period                         $12.968          $11.070          $10.115
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.603          $12.560          $12.664
  Accumulation Unit Value at end
   of period                         $15.768          $13.603          $12.560
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         28               39               36
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.821           $9.465           $9.638
  Accumulation Unit Value at end
   of period                         $14.476          $10.821           $9.465
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                4                4
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.820          $13.099          $13.480
  Accumulation Unit Value at end
   of period                         $19.619          $14.820          $13.099
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         44               70               69
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $22.567          $20.178          $21.077
  Accumulation Unit Value at end
   of period                         $28.413          $22.567          $20.178
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        777            1,245            1,485
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $20.388          $18.422          $19.446
  Accumulation Unit Value at end
   of period                         $25.402          $20.388          $18.422
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        107               83              110
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $18.529          $16.439          $16.838
  Accumulation Unit Value at end
   of period                         $23.447          $18.529          $16.439
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,657            4,982            6,172
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.198          $12.730          $13.176
  Accumulation Unit Value at end
   of period                         $17.779          $14.198          $12.730
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        229              218              246
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.107           $9.002           $9.251
  Accumulation Unit Value at end
   of period                         $12.906          $10.107           $9.002
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.468          $14.821          $15.393
  Accumulation Unit Value at end
   of period                         $20.809          $16.468          $14.821
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER EQUITY INCOME
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.978           $8.943           $9.490
  Accumulation Unit Value at end
   of period                         $12.670           $9.978           $8.943
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.214          $13.780          $14.777
  Accumulation Unit Value at end
   of period                         $19.117          $15.214          $13.780
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.330           $8.033          $10.260
  Accumulation Unit Value at end
   of period                         $10.092           $9.330           $8.033
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.832          $10.295                -
  Accumulation Unit Value at end
   of period                         $12.664          $11.832                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         35               19                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.784           $7.271          $10.531
  Accumulation Unit Value at end
   of period                          $9.638           $8.784           $7.271
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                4                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.415          $10.385                -
  Accumulation Unit Value at end
   of period                         $13.480          $12.415                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         64               47                -
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $19.081          $15.684          $21.186
  Accumulation Unit Value at end
   of period                         $21.077          $19.081          $15.684
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,710            1,812            1,884
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.790          $14.777                -
  Accumulation Unit Value at end
   of period                         $19.446          $17.790                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         97               61                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.349          $12.342          $18.802
  Accumulation Unit Value at end
   of period                         $16.838          $15.349          $12.342
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,237            8,060            8,853
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.138           $9.863                -
  Accumulation Unit Value at end
   of period                         $13.176          $12.138                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        239              106                -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.591           $6.041          $10.880
  Accumulation Unit Value at end
   of period                          $9.251           $8.591           $6.041
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.446          $10.265                -
  Accumulation Unit Value at end
   of period                         $15.393          $14.446                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER EQUITY INCOME
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.379           $6.406          $10.779
  Accumulation Unit Value at end
   of period                          $9.490           $8.379           $6.406
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.184          $10.186                -
  Accumulation Unit Value at end
   of period                         $14.777          $13.184                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

APP B-12

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
OPPENHEIMER GLOBAL FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.054           $9.264          $10.265
  Accumulation Unit Value at end
   of period                         $13.850          $11.054           $9.264
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.257          $14.614          $16.364
  Accumulation Unit Value at end
   of period                         $21.395          $17.257          $14.614
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10                5                3
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.021           $9.579           $9.740
  Accumulation Unit Value at end
   of period                         $14.291          $11.021           $9.579
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.288          $14.307          $14.701
  Accumulation Unit Value at end
   of period                         $20.901          $16.288          $14.307
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                2
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.393          $10.675          $11.084
  Accumulation Unit Value at end
   of period                         $17.194          $12.393          $10.675
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.980          $16.521          $17.336
  Accumulation Unit Value at end
   of period                         $26.058          $18.980          $16.521
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                5                6
PUTNAM VT DIVERSIFIED INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.735          $11.574          $12.115
  Accumulation Unit Value at end
   of period                         $13.545          $12.735          $11.574
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.923          $16.461          $17.413
  Accumulation Unit Value at end
   of period                         $18.865          $17.923          $16.461
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         71              223              147
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.568          $10.267          $10.451
  Accumulation Unit Value at end
   of period                         $13.638          $11.568          $10.267
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.736          $15.011          $15.440
  Accumulation Unit Value at end
   of period                         $19.524          $16.736          $15.011
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         27              109               10
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.996           $6.648           $8.112
  Accumulation Unit Value at end
   of period                         $10.103           $7.996           $6.648
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.482          $11.327          $13.967
  Accumulation Unit Value at end
   of period                         $16.857          $13.482          $11.327
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
OPPENHEIMER GLOBAL FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.992           $6.541          $10.592
  Accumulation Unit Value at end
   of period                         $10.265           $8.992           $6.541
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.487          $10.648                -
  Accumulation Unit Value at end
   of period                         $16.364          $14.487                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                -                -
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.524           $6.750          $10.556
  Accumulation Unit Value at end
   of period                          $9.740           $8.524           $6.750
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.000          $10.404                -
  Accumulation Unit Value at end
   of period                         $14.701          $13.000                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                1                -
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.130           $6.760          $10.524
  Accumulation Unit Value at end
   of period                         $11.084           $9.130           $6.760
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.430          $10.797                -
  Accumulation Unit Value at end
   of period                         $17.336          $14.430                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                4                -
PUTNAM VT DIVERSIFIED INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.899           $7.110          $10.244
  Accumulation Unit Value at end
   of period                         $12.115          $10.899           $7.110
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.830          $10.436                -
  Accumulation Unit Value at end
   of period                         $17.413          $15.830                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        110               15                -
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.236           $6.924          $10.301
  Accumulation Unit Value at end
   of period                         $10.451           $9.236           $6.924
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.790          $10.447                -
  Accumulation Unit Value at end
   of period                         $15.440          $13.790                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10                -                -
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.473           $6.077          $10.506
  Accumulation Unit Value at end
   of period                          $8.112           $7.473           $6.077
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.003          $10.686                -
  Accumulation Unit Value at end
   of period                         $13.967          $13.003                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                                                    APP B-13

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.907           $6.585           $7.741
  Accumulation Unit Value at end
   of period                          $9.533           $7.907           $6.585
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.845          $11.652          $13.844
  Accumulation Unit Value at end
   of period                         $16.520          $13.845          $11.652
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.587           $9.996          $10.635
  Accumulation Unit Value at end
   of period                         $15.960          $11.587           $9.996
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.038          $15.726          $16.908
  Accumulation Unit Value at end
   of period                         $24.586          $18.038          $15.726
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         69               91              125
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.306           $8.335          $10.041
  Accumulation Unit Value at end
   of period                          $9.096           $9.306           $8.335
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.271          $16.538          $20.133
  Accumulation Unit Value at end
   of period                         $17.674          $18.271          $16.538
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
TEMPLETON FOREIGN SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.451          $12.388          $14.051
  Accumulation Unit Value at end
   of period                         $17.532          $14.451          $12.388
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,662            2,198            2,603
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.798          $10.221          $11.715
  Accumulation Unit Value at end
   of period                         $14.164          $11.798          $10.221
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        205              229              233
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.553          $12.820          $13.108
  Accumulation Unit Value at end
   of period                         $14.592          $14.553          $12.820
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.999          $13.352          $13.796
  Accumulation Unit Value at end
   of period                         $14.882          $14.999          $13.352
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.733          $12.334          $13.440
  Accumulation Unit Value at end
   of period                         $19.015          $14.733          $12.334
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,931            4,362            5,449
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.099          $10.236          $11.272
  Accumulation Unit Value at end
   of period                         $15.453          $12.099          $10.236
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        114               83              107

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
PUTNAM VT INTERNATIONAL VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.325           $5.883          $10.585
  Accumulation Unit Value at end
   of period                          $7.741           $7.325           $5.883
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.237          $10.745                -
  Accumulation Unit Value at end
   of period                         $13.844          $13.237                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.556           $6.593          $10.319
  Accumulation Unit Value at end
   of period                         $10.635           $8.556           $6.593
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.746          $10.705                -
  Accumulation Unit Value at end
   of period                         $16.908          $13.746                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                -                -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.655           $5.083           $9.909
  Accumulation Unit Value at end
   of period                         $10.041           $8.655           $5.083
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.537          $10.408                -
  Accumulation Unit Value at end
   of period                         $20.133          $17.537                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
TEMPLETON FOREIGN SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.138           $9.717          $15.682
  Accumulation Unit Value at end
   of period                         $14.051          $13.138           $9.717
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,772            2,928            3,305
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.069           $8.273                -
  Accumulation Unit Value at end
   of period                         $11.715          $11.069                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        151               91                -
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.609           $9.914           $9.904
  Accumulation Unit Value at end
   of period                         $13.108          $11.609           $9.914
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.347          $10.656                -
  Accumulation Unit Value at end
   of period                         $13.796          $12.347                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.684           $9.807          $15.968
  Accumulation Unit Value at end
   of period                         $13.440          $12.684           $9.807
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      6,447            7,255            8,123
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.750           $8.399                -
  Accumulation Unit Value at end
   of period                         $11.272          $10.750                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        116               61                -

APP B-14

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.605          $10.842          $11.839
  Accumulation Unit Value at end
   of period                         $15.742          $11.605          $10.842
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.579          $18.485          $20.397
  Accumulation Unit Value at end
   of period                         $26.280          $19.579          $18.485
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                3

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.072           $5.843          $10.720
  Accumulation Unit Value at end
   of period                         $11.839           $9.072           $5.843
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                2                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.795          $10.281                -
  Accumulation Unit Value at end
   of period                         $20.397          $15.795                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                1                -



(a)  Inception date July 15, 2013.



EDGE SHARES



                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.771           $9.581           $9.968
  Accumulation Unit Value at end
   of period                         $12.418          $10.771           $9.581
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.695          $13.210          $13.888
  Accumulation Unit Value at end
   of period                         $16.765          $14.695          $13.210
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.024           $7.023           $8.436
  Accumulation Unit Value at end
   of period                          $9.016           $8.024           $7.023
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.093          $13.348          $16.204
  Accumulation Unit Value at end
   of period                         $16.782          $15.093          $13.348
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $6.429           $5.678           $7.108
  Accumulation Unit Value at end
   of period                          $7.824           $6.429           $5.678
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                4
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.682          $11.318          $14.319
  Accumulation Unit Value at end
   of period                         $15.272          $12.682          $11.318
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.697          $10.809          $11.930
  Accumulation Unit Value at end
   of period                         $17.328          $12.697          $10.809
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                4                4
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.793          $17.027          $18.991
  Accumulation Unit Value at end
   of period                         $26.729          $19.793          $17.027
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.114           $7.386          $10.410
  Accumulation Unit Value at end
   of period                          $9.968           $9.114           $7.386
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                4
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.833          $10.509                -
  Accumulation Unit Value at end
   of period                         $13.888          $12.833                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.555           $5.473          $10.471
  Accumulation Unit Value at end
   of period                          $8.436           $7.555           $5.473
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.666          $10.735                -
  Accumulation Unit Value at end
   of period                         $16.204          $14.666                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $6.873           $5.159          $10.795
  Accumulation Unit Value at end
   of period                          $7.108           $6.873           $5.159
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.992          $10.614                -
  Accumulation Unit Value at end
   of period                         $14.319          $13.992                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.505           $6.719          $10.804
  Accumulation Unit Value at end
   of period                         $11.930           $9.505           $6.719
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.290          $10.923                -
  Accumulation Unit Value at end
   of period                         $18.991          $15.290                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                                                    APP B-15

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.327           $8.141           $8.533
  Accumulation Unit Value at end
   of period                         $12.623           $9.327           $8.141
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.482          $12.775          $13.531
  Accumulation Unit Value at end
   of period                         $19.396          $14.482          $12.775
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $17.275          $14.995          $14.929
  Accumulation Unit Value at end
   of period                         $21.187          $17.275          $14.995
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11               11               13
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.662          $12.861          $12.940
  Accumulation Unit Value at end
   of period                         $17.795          $14.662          $12.861
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        299              438              512
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.232           $1.091           $1.110
  Accumulation Unit Value at end
   of period                          $1.624           $1.232           $1.091
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        190              298              346
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $1.111           $0.994           $1.022
  Accumulation Unit Value at end
   of period                          $1.450           $1.111           $0.994
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,444            2,437            2,977
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $17.192          $16.455          $15.641
  Accumulation Unit Value at end
   of period                         $16.679          $17.192          $16.455
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         89               74               77
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.689          $14.207          $13.647
  Accumulation Unit Value at end
   of period                         $14.102          $14.689          $14.207
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        219              393              386
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.066          $13.358          $12.887
  Accumulation Unit Value at end
   of period                         $13.587          $14.066          $13.358
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         33               31               34
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.173          $12.643          $12.326
  Accumulation Unit Value at end
   of period                         $12.592          $13.173          $12.643
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         70              108              124
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.062          $10.348          $10.969
  Accumulation Unit Value at end
   of period                         $14.655          $12.062          $10.348
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         41               59               76
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.238           $9.743          $10.436
  Accumulation Unit Value at end
   of period                         $13.511          $11.238           $9.743
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         56               87              112

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.724           $6.436          $10.574
  Accumulation Unit Value at end
   of period                          $8.533           $7.724           $6.436
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.377          $10.422                -
  Accumulation Unit Value at end
   of period                         $13.531          $12.377                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.383          $10.886          $15.050
  Accumulation Unit Value at end
   of period                         $14.929          $13.383          $10.886
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20               28               32
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.722           $9.636                -
  Accumulation Unit Value at end
   of period                         $12.940          $11.722                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        680              885                -
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.997           $0.786           $1.197
  Accumulation Unit Value at end
   of period                          $1.110           $0.997           $0.786
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        270              230              263
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $0.928           $0.739                -
  Accumulation Unit Value at end
   of period                          $1.022           $0.928                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,220            5,357                -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.819          $13.273          $14.858
  Accumulation Unit Value at end
   of period                         $15.641          $14.819          $13.273
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         85               81               68
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.067          $11.826                -
  Accumulation Unit Value at end
   of period                         $13.647          $13.067                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        515              624                -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.351          $11.356          $11.547
  Accumulation Unit Value at end
   of period                         $12.887          $12.351          $11.356
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         39               42               32
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.938          $11.092                -
  Accumulation Unit Value at end
   of period                         $12.326          $11.938                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        155              163                -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.896           $7.143          $11.930
  Accumulation Unit Value at end
   of period                         $10.969           $9.896           $7.143
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         85               90               95
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.515           $6.941                -
  Accumulation Unit Value at end
   of period                         $10.436           $9.515                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        156              172                -

APP B-16

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $18.938          $15.583          $17.249
  Accumulation Unit Value at end
   of period                         $24.256          $18.938          $15.583
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9               10               11
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.434          $11.171          $12.496
  Accumulation Unit Value at end
   of period                         $17.028          $13.434          $11.171
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         87              119              148
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $20.383          $17.395          $21.698
  Accumulation Unit Value at end
   of period                         $25.926          $20.383          $17.395
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8                8               10
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.483          $12.490          $15.744
  Accumulation Unit Value at end
   of period                         $18.229          $14.483          $12.490
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         43               57               85
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.857          $14.421          $15.194
  Accumulation Unit Value at end
   of period                         $21.746          $16.857          $14.421
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         43               51               62
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.243           $8.855           $9.428
  Accumulation Unit Value at end
   of period                         $13.075          $10.243           $8.855
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        735            1,188            1,412
AMERICAN FUNDS GROWTH-INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.571          $14.225          $14.614
  Accumulation Unit Value at end
   of period                         $21.935          $16.571          $14.225
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         42               53               63
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.522          $11.731          $12.179
  Accumulation Unit Value at end
   of period                         $17.713          $13.522          $11.731
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        575              922            1,069
AMERICAN FUNDS INTERNATIONAL
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.156          $13.819          $16.200
  Accumulation Unit Value at end
   of period                         $19.485          $16.156          $13.819
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         38               35               39
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.753          $10.159          $12.035
  Accumulation Unit Value at end
   of period                         $14.027          $11.753          $10.159
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        172              238              296
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $30.468          $26.080          $30.566
  Accumulation Unit Value at end
   of period                         $33.648          $30.468          $26.080
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                4                5
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $24.586          $21.268          $25.189
  Accumulation Unit Value at end
   of period                         $26.868          $24.586          $21.268
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         23               43               59

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.568          $11.033          $17.397
  Accumulation Unit Value at end
   of period                         $17.249          $15.568          $11.033
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12               12               12
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.397           $8.163                -
  Accumulation Unit Value at end
   of period                         $12.496          $11.397                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        218              327                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $17.876          $11.177          $22.202
  Accumulation Unit Value at end
   of period                         $21.698          $17.876          $11.177
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11               13               13
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.108           $8.282                -
  Accumulation Unit Value at end
   of period                         $15.744          $13.108                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        192              236                -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.912           $9.341          $16.062
  Accumulation Unit Value at end
   of period                         $15.194          $12.912           $9.341
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         67               72               74
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $8.096           $5.919                -
  Accumulation Unit Value at end
   of period                          $9.428           $8.096                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,089            2,593                -
AMERICAN FUNDS GROWTH-INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.227          $10.165          $15.989
  Accumulation Unit Value at end
   of period                         $14.614          $13.227          $10.165
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         80               84               85
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.139           $8.651                -
  Accumulation Unit Value at end
   of period                         $12.179          $11.139                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,319            1,655                -
AMERICAN FUNDS INTERNATIONAL
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.236          $10.740          $17.802
  Accumulation Unit Value at end
   of period                         $16.200          $15.236          $10.740
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         37               41               36
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.438           $8.148                -
  Accumulation Unit Value at end
   of period                         $12.035          $11.438                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        408              483                -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $26.153          $17.625          $29.622
  Accumulation Unit Value at end
   of period                         $30.566          $26.153          $17.625
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                7                7
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $21.779          $14.832                -
  Accumulation Unit Value at end
   of period                         $25.189          $21.779                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        120              137                -

                                                                    APP B-17

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.027           $9.575           $9.934
  Accumulation Unit Value at end
   of period                         $14.318          $11.027           $9.575
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12               16               18
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.939          $14.864          $15.584
  Accumulation Unit Value at end
   of period                         $21.765          $16.939          $14.864
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.828           $9.758          $10.121
  Accumulation Unit Value at end
   of period                         $16.214          $11.828           $9.758
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.634          $15.535          $16.284
  Accumulation Unit Value at end
   of period                         $25.278          $18.634          $15.535
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.304           $9.084           $9.165
  Accumulation Unit Value at end
   of period                         $13.895          $10.304           $9.084
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.934          $15.085          $15.380
  Accumulation Unit Value at end
   of period                         $22.596          $16.934          $15.085
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.460          $10.089          $11.414
  Accumulation Unit Value at end
   of period                         $15.439          $11.460          $10.089
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                4                5
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.861          $15.890          $18.167
  Accumulation Unit Value at end
   of period                         $23.812          $17.861          $15.890
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.907           $9.451          $10.478
  Accumulation Unit Value at end
   of period                         $15.369          $11.907           $9.451
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $22.857          $18.333          $20.542
  Accumulation Unit Value at end
   of period                         $29.196          $22.857          $18.333
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.398          $11.444          $12.124
  Accumulation Unit Value at end
   of period                         $16.901          $12.398          $11.444
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                2                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.419          $10.651          $11.403
  Accumulation Unit Value at end
   of period                         $15.403          $11.419          $10.651
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         19               31               25

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.568           $6.379          $10.622
  Accumulation Unit Value at end
   of period                          $9.934           $8.568           $6.379
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         19               19               18
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.583          $10.219                -
  Accumulation Unit Value at end
   of period                         $15.584          $13.583                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.652           $6.426          $10.307
  Accumulation Unit Value at end
   of period                         $10.121           $8.652           $6.426
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.067          $10.558                -
  Accumulation Unit Value at end
   of period                         $16.284          $14.067                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.462           $5.881          $10.343
  Accumulation Unit Value at end
   of period                          $9.165           $7.462           $5.881
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.655          $10.079                -
  Accumulation Unit Value at end
   of period                         $15.380          $12.655                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.953           $6.461          $10.265
  Accumulation Unit Value at end
   of period                         $11.414           $8.953           $6.461
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                4                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.400          $10.502                -
  Accumulation Unit Value at end
   of period                         $18.167          $14.400                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.365           $5.368          $10.471
  Accumulation Unit Value at end
   of period                         $10.478           $8.365           $5.368
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.571          $10.747                -
  Accumulation Unit Value at end
   of period                         $20.542          $16.571                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.523           $7.982          $11.950
  Accumulation Unit Value at end
   of period                         $12.124          $10.523           $7.982
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.002           $7.666                -
  Accumulation Unit Value at end
   of period                         $11.403          $10.002                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         33               33                -

APP B-18

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $19.478          $17.438          $17.177
  Accumulation Unit Value at end
   of period                         $22.005          $19.478          $17.438
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         46               55               61
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.653          $15.971          $15.898
  Accumulation Unit Value at end
   of period                         $19.736          $17.653          $15.971
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        364              562              733
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.224           $9.562          $10.020
  Accumulation Unit Value at end
   of period                         $15.162          $11.224           $9.562
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.619           $9.141           $9.681
  Accumulation Unit Value at end
   of period                         $14.194          $10.619           $9.141
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11               22               25
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.350          $13.965          $14.799
  Accumulation Unit Value at end
   of period                         $21.027          $15.350          $13.965
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                7               10
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $8.415           $7.737           $8.286
  Accumulation Unit Value at end
   of period                         $11.407           $8.415           $7.737
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        108              157              194
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.687          $12.243          $12.038
  Accumulation Unit Value at end
   of period                         $14.022          $13.687          $12.243
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         17               16               17
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.692          $14.184          $14.094
  Accumulation Unit Value at end
   of period                         $15.908          $15.692          $14.184
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.677          $10.513          $10.409
  Accumulation Unit Value at end
   of period                         $14.031          $11.677          $10.513
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.011          $14.567          $14.576
  Accumulation Unit Value at end
   of period                         $19.039          $16.011          $14.567
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.081           $8.591           $9.780
  Accumulation Unit Value at end
   of period                         $13.902          $10.081           $8.591
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         81              106              116
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.226          $14.836          $17.067
  Accumulation Unit Value at end
   of period                         $23.507          $17.226          $14.836
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                1                1

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.375          $11.436          $16.501
  Accumulation Unit Value at end
   of period                         $17.177          $15.375          $11.436
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         74               87               95
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.381          $10.809                -
  Accumulation Unit Value at end
   of period                         $15.898          $14.381                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        998            1,242                -
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.881           $6.154           $9.429
  Accumulation Unit Value at end
   of period                         $10.020           $7.881           $6.154
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $7.695           $6.072                -
  Accumulation Unit Value at end
   of period                          $9.681           $7.695                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         22               16                -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.695           $8.215          $13.584
  Accumulation Unit Value at end
   of period                         $14.799          $11.695           $8.215
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12               13               16
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $6.617           $4.697                -
  Accumulation Unit Value at end
   of period                          $8.286           $6.617                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        260              337                -
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.946           $8.779          $10.199
  Accumulation Unit Value at end
   of period                         $12.038          $10.946           $8.779
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         15               11                4
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.950          $10.496                -
  Accumulation Unit Value at end
   of period                         $14.094          $12.950                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.362           $7.247          $10.427
  Accumulation Unit Value at end
   of period                         $10.409           $9.362           $7.247
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.248          $10.363                -
  Accumulation Unit Value at end
   of period                         $14.576          $13.248                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.467           $5.862          $10.594
  Accumulation Unit Value at end
   of period                          $9.780           $8.467           $5.862
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        105               86               63
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.931          $10.446                -
  Accumulation Unit Value at end
   of period                         $17.067          $14.931                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -

                                                                    APP B-19

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.306           $9.694           $9.665
  Accumulation Unit Value at end
   of period                         $15.225          $11.306           $9.694
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8                9               10
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.480          $14.280          $14.388
  Accumulation Unit Value at end
   of period                         $21.962          $16.480          $14.280
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.280          $10.015           $9.969
  Accumulation Unit Value at end
   of period                         $14.755          $11.280          $10.015
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         54               65               73
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.576          $13.975          $14.058
  Accumulation Unit Value at end
   of period                         $20.161          $15.576          $13.975
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                1                1
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.608           $7.035           $8.239
  Accumulation Unit Value at end
   of period                         $11.633           $8.608           $7.035
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.090          $13.288          $15.728
  Accumulation Unit Value at end
   of period                         $21.518          $16.090          $13.288
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.594           $9.024          $10.033
  Accumulation Unit Value at end
   of period                         $13.551          $10.594           $9.024
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.206          $14.811          $16.641
  Accumulation Unit Value at end
   of period                         $21.779          $17.206          $14.811
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.035           $9.398          $10.410
  Accumulation Unit Value at end
   of period                         $14.824          $11.035           $9.398
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         15               17               17
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.665          $14.343          $16.056
  Accumulation Unit Value at end
   of period                         $22.154          $16.665          $14.343
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.343           $8.223           $9.101
  Accumulation Unit Value at end
   of period                         $13.922          $10.343           $8.223
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         24               20               23
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.221          $13.835          $15.474
  Accumulation Unit Value at end
   of period                         $22.937          $17.221          $13.835
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.547           $6.861          $10.263
  Accumulation Unit Value at end
   of period                          $9.665           $8.547           $6.861
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                5                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.858          $10.430                -
  Accumulation Unit Value at end
   of period                         $14.388          $12.858                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.881           $7.184          $10.497
  Accumulation Unit Value at end
   of period                          $9.969           $8.881           $7.184
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         67               49               31
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.656          $10.346                -
  Accumulation Unit Value at end
   of period                         $14.058          $12.656                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.273           $5.408          $10.522
  Accumulation Unit Value at end
   of period                          $8.239           $7.273           $5.408
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.030          $10.542                -
  Accumulation Unit Value at end
   of period                         $15.728          $14.030                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.722           $6.189          $10.491
  Accumulation Unit Value at end
   of period                         $10.033           $8.722           $6.189
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.619          $10.483                -
  Accumulation Unit Value at end
   of period                         $16.641          $14.619                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.796           $6.608          $10.657
  Accumulation Unit Value at end
   of period                         $10.410           $8.796           $6.608
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         16               10                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.708          $10.407                -
  Accumulation Unit Value at end
   of period                         $16.056          $13.708                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.807           $6.075          $10.192
  Accumulation Unit Value at end
   of period                          $9.101           $7.807           $6.075
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         17               11                6
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.414          $10.548                -
  Accumulation Unit Value at end
   of period                         $15.474          $13.414                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

APP B-20

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.521          $13.693          $13.191
  Accumulation Unit Value at end
   of period                         $16.379          $15.521          $13.693
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                6                5
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $20.141          $17.958          $17.481
  Accumulation Unit Value at end
   of period                         $21.033          $20.141          $17.958
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.578           $8.037           $9.422
  Accumulation Unit Value at end
   of period                         $11.543           $9.578           $8.037
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.670          $13.287          $15.742
  Accumulation Unit Value at end
   of period                         $18.689          $15.670          $13.287
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.591          $10.109          $10.550
  Accumulation Unit Value at end
   of period                         $16.594          $11.591          $10.109
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.388          $15.325          $16.162
  Accumulation Unit Value at end
   of period                         $24.633          $17.388          $15.325
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.889          $10.348          $10.557
  Accumulation Unit Value at end
   of period                         $16.211          $11.889          $10.348
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $20.377          $17.923          $18.477
  Accumulation Unit Value at end
   of period                         $27.494          $20.377          $17.923
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.764          $12.683          $12.612
  Accumulation Unit Value at end
   of period                         $21.208          $14.764          $12.683
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $21.730          $18.865          $18.958
  Accumulation Unit Value at end
   of period                         $30.889          $21.730          $18.865
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.166           $9.845          $10.039
  Accumulation Unit Value at end
   of period                         $14.642          $11.166           $9.845
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.610          $15.690          $16.169
  Accumulation Unit Value at end
   of period                         $22.850          $17.610          $15.690
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.454           $7.677          $10.366
  Accumulation Unit Value at end
   of period                         $13.191          $11.454           $7.677
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                3                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.339          $10.390                -
  Accumulation Unit Value at end
   of period                         $17.481          $15.339                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.300           $6.272          $10.422
  Accumulation Unit Value at end
   of period                          $9.422           $8.300           $6.272
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.013          $10.702                -
  Accumulation Unit Value at end
   of period                         $15.742          $14.013                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.572           $6.686          $10.475
  Accumulation Unit Value at end
   of period                         $10.550           $8.572           $6.686
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.270          $10.461                -
  Accumulation Unit Value at end
   of period                         $16.162          $13.270                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.461           $5.771          $10.258
  Accumulation Unit Value at end
   of period                         $10.557           $8.461           $5.771
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                3                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.965          $10.315                -
  Accumulation Unit Value at end
   of period                         $18.477          $14.965                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.315           $6.939          $10.645
  Accumulation Unit Value at end
   of period                         $12.612           $9.315           $6.939
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.148          $10.651                -
  Accumulation Unit Value at end
   of period                         $18.958          $14.148                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.819           $6.284          $10.647
  Accumulation Unit Value at end
   of period                         $10.039           $8.819           $6.284
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.354          $10.336                -
  Accumulation Unit Value at end
   of period                         $16.169          $14.354                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                                                    APP B-21

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.459          $11.684          $11.014
  Accumulation Unit Value at end
   of period                         $12.185          $12.459          $11.684
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         99               89               89
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.530          $12.823          $12.215
  Accumulation Unit Value at end
   of period                         $13.095          $13.530          $12.823
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                2                2
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.892          $10.593          $10.187
  Accumulation Unit Value at end
   of period                         $10.618          $10.892          $10.593
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.849          $10.663          $10.362
  Accumulation Unit Value at end
   of period                         $10.466          $10.849          $10.663
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD ULTRASHORT BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.748           $9.832           $9.915
  Accumulation Unit Value at end
   of period                          $9.666           $9.748           $9.832
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.262           $9.439           $9.621
  Accumulation Unit Value at end
   of period                          $9.087           $9.262           $9.439
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.261           $9.708           $9.986
  Accumulation Unit Value at end
   of period                         $14.732          $11.261           $9.708
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                7                8
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.635          $13.621          $14.159
  Accumulation Unit Value at end
   of period                         $20.241          $15.635          $13.621
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
INVESCO V.I. AMERICAN FRANCHISE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.887          $10.148                -
  Accumulation Unit Value at end
   of period                         $13.705           $9.887                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.801          $10.130                -
  Accumulation Unit Value at end
   of period                         $13.444           $9.801                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
INVESCO V.I. AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.299          $10.595          $10.597
  Accumulation Unit Value at end
   of period                         $16.333          $12.299          $10.595
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                7                8
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.650          $17.106          $17.291
  Accumulation Unit Value at end
   of period                         $25.823          $19.650          $17.106
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.332           $9.060           $9.955
  Accumulation Unit Value at end
   of period                         $11.014          $10.332           $9.060
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         82               62               31
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.579          $10.261                -
  Accumulation Unit Value at end
   of period                         $12.215          $11.579                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                -
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.899           $9.657           $9.811
  Accumulation Unit Value at end
   of period                         $10.187           $9.899           $9.657
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.175          $10.031                -
  Accumulation Unit Value at end
   of period                         $10.362          $10.175                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD ULTRASHORT BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.000          $10.079          $10.026
  Accumulation Unit Value at end
   of period                          $9.915          $10.000          $10.079
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.805           $9.986                -
  Accumulation Unit Value at end
   of period                          $9.621           $9.805                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.783           $7.122          $10.652
  Accumulation Unit Value at end
   of period                          $9.986           $8.783           $7.122
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.585          $10.313                -
  Accumulation Unit Value at end
   of period                         $14.159          $12.585                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
INVESCO V.I. AMERICAN FRANCHISE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
INVESCO V.I. AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.748           $6.340          $10.489
  Accumulation Unit Value at end
   of period                         $10.597           $8.748           $6.340
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8                7                4
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.423          $10.563                -
  Accumulation Unit Value at end
   of period                         $17.291          $14.423                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

APP B-22

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2013             2012             2011
------------------------------------------------------------------------------
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $11.742          $10.704          $10.080
  Accumulation Unit Value
   at end of period             $11.808          $11.742          $10.704
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $11.838          $10.905          $10.342
  Accumulation Unit Value
   at end of period             $11.780          $11.838          $10.905
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. CORE EQUITY
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $11.177           $9.922          $10.036
  Accumulation Unit Value
   at end of period             $14.289          $11.177           $9.922
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $14.946          $13.408          $13.705
  Accumulation Unit Value
   at end of period             $18.909          $14.946          $13.408
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $11.014           $9.714          $10.024
  Accumulation Unit Value
   at end of period             $14.609          $11.014           $9.714
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          26               32               35
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $14.943          $13.318          $13.888
  Accumulation Unit Value
   at end of period             $19.613          $14.943          $13.318
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                1                1
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $10.128           $8.862           $9.610
  Accumulation Unit Value
   at end of period             $11.921          $10.128           $8.862
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           9                9               10
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $16.069          $14.210          $15.571
  Accumulation Unit Value
   at end of period             $18.718          $16.069          $14.210
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.924          $10.029                -
  Accumulation Unit Value
   at end of period             $13.442           $9.924                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period        $9.837          $10.011                -
  Accumulation Unit Value
   at end of period             $13.186           $9.837                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.990                -                -
  Accumulation Unit Value
   at end of period              $9.952                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period        $9.977                -                -
  Accumulation Unit Value
   at end of period              $9.891                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
---------------------------  -------------------------------------------------
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. CORE EQUITY
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.264           $7.301          $10.398
  Accumulation Unit Value
   at end of period             $10.036           $9.264           $7.301
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.785          $10.181                -
  Accumulation Unit Value
   at end of period             $13.705          $12.785                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.011           $7.322          $10.490
  Accumulation Unit Value
   at end of period             $10.024           $9.011           $7.322
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          35               31               17
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.616          $10.360                -
  Accumulation Unit Value
   at end of period             $13.888          $12.616                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                1                -
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $8.607           $6.434          $10.317
  Accumulation Unit Value
   at end of period              $9.610           $8.607           $6.434
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           6                2                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $14.093          $10.646                -
  Accumulation Unit Value
   at end of period             $15.571          $14.093                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period             -                -                -(a)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -(a)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -

                                                                    APP B-23

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2013             2012             2011
------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP
 EQUITY FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $12.771          $11.333          $11.543
  Accumulation Unit Value
   at end of period             $17.359          $12.771          $11.333
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           3                4                3
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $16.921          $15.173          $15.618
  Accumulation Unit Value
   at end of period             $22.759          $16.921          $15.173
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $14.342          $12.853          $12.419
  Accumulation Unit Value
   at end of period             $15.382          $14.342          $12.853
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           2                2                3
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $17.259          $15.631          $15.262
  Accumulation Unit Value
   at end of period             $18.318          $17.259          $15.631
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $12.196          $10.937          $11.009
  Accumulation Unit Value
   at end of period             $15.469          $12.196          $10.937
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           3                4                1
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $15.409          $13.965          $14.205
  Accumulation Unit Value
   at end of period             $19.342          $15.409          $13.965
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
LORD ABBETT GROWTH AND
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.858           $8.870           $9.525
  Accumulation Unit Value
   at end of period             $13.284           $9.858           $8.870
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $14.093          $12.815          $13.906
  Accumulation Unit Value
   at end of period             $18.793          $14.093          $12.815
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $12.111          $10.433          $10.581
  Accumulation Unit Value
   at end of period             $16.391          $12.111          $10.433
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                1                1
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $17.226          $14.996          $15.370
  Accumulation Unit Value
   at end of period             $23.071          $17.226          $14.996
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $11.257           $9.554           $9.874
  Accumulation Unit Value
   at end of period             $14.704          $11.257           $9.554
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $15.414          $13.220          $13.807
  Accumulation Unit Value
   at end of period             $19.924          $15.414          $13.220
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
---------------------------  --------------------------------------------
INVESCO V.I. SMALL CAP
 EQUITY FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.080           $7.575          $10.744
  Accumulation Unit Value
   at end of period             $11.543           $9.080           $7.575
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           2                1                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.415          $10.466                -
  Accumulation Unit Value
   at end of period             $15.618          $12.415                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $11.151           $8.374          $10.298
  Accumulation Unit Value
   at end of period             $12.419          $11.151           $8.374
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           2                2                2
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $13.849          $10.509                -
  Accumulation Unit Value
   at end of period             $15.262          $13.849                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.675           $7.906          $10.379
  Accumulation Unit Value
   at end of period             $11.009           $9.675           $7.906
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                4
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.615          $10.418                -
  Accumulation Unit Value
   at end of period             $14.205          $12.615                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
LORD ABBETT GROWTH AND
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $8.182           $6.940          $10.541
  Accumulation Unit Value
   at end of period              $9.525           $8.182           $6.940
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.071          $10.347                -
  Accumulation Unit Value
   at end of period             $13.906          $12.071                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.277           $6.813          $10.633
  Accumulation Unit Value
   at end of period             $10.581           $9.277           $6.813
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                1                1
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $13.618          $10.107                -
  Accumulation Unit Value
   at end of period             $15.370          $13.618                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $8.981           $7.157          $10.614
  Accumulation Unit Value
   at end of period              $9.874           $8.981           $7.157
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.691          $10.220                -
  Accumulation Unit Value
   at end of period             $13.807          $12.691                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -

APP B-24

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.144          $12.383          $11.729
  Accumulation Unit Value at end
   of period                         $12.865          $13.144          $12.383
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         35               32               28
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.500          $12.852          $12.302
  Accumulation Unit Value at end
   of period                         $13.076          $13.500          $12.852
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.341          $10.310          $10.236
  Accumulation Unit Value at end
   of period                         $13.352          $11.341          $10.310
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.884          $12.755          $12.797
  Accumulation Unit Value at end
   of period                         $16.175          $13.884          $12.755
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.085           $9.648           $9.776
  Accumulation Unit Value at end
   of period                         $14.904          $11.085           $9.648
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         36               44               48
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.126          $13.303          $13.622
  Accumulation Unit Value at end
   of period                         $20.125          $15.126          $13.303
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $23.469          $20.880          $21.701
  Accumulation Unit Value at end
   of period                         $29.697          $23.469          $20.880
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         19               30               35
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $21.398          $19.239          $20.206
  Accumulation Unit Value at end
   of period                         $26.794          $21.398          $19.239
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         48               73               89
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $19.270          $17.011          $17.337
  Accumulation Unit Value at end
   of period                         $24.506          $19.270          $17.011
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         37               46               56
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.999          $13.380          $13.781
  Accumulation Unit Value at end
   of period                         $18.875          $14.999          $13.380
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        291              495              588
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.354           $9.176           $9.383
  Accumulation Unit Value at end
   of period                         $13.288          $10.354           $9.176
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.808          $15.052          $15.555
  Accumulation Unit Value at end
   of period                         $21.346          $16.808          $15.052
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.034           $9.601          $10.053
  Accumulation Unit Value at end
   of period                         $11.729          $11.034           $9.601
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         19                7                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.696          $10.283                -
  Accumulation Unit Value at end
   of period                         $12.302          $11.696                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.416           $8.067          $10.269
  Accumulation Unit Value at end
   of period                         $10.236           $9.416           $8.067
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.897          $10.299                -
  Accumulation Unit Value at end
   of period                         $12.797          $11.897                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.865           $7.301          $10.540
  Accumulation Unit Value at end
   of period                          $9.776           $8.865           $7.301
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         42               31               16
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.483          $10.390                -
  Accumulation Unit Value at end
   of period                         $13.622          $12.483                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $19.548          $15.988          $21.525
  Accumulation Unit Value at end
   of period                         $21.701          $19.548          $15.988
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         43               45               49
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.394          $15.202                -
  Accumulation Unit Value at end
   of period                         $20.206          $18.394                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        117              135                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.725          $12.582          $19.102
  Accumulation Unit Value at end
   of period                         $17.337          $15.725          $12.582
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         65               70               71
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.631          $10.213                -
  Accumulation Unit Value at end
   of period                         $13.781          $12.631                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        777            1,002                -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.670           $6.066          $10.888
  Accumulation Unit Value at end
   of period                          $9.383           $8.670           $6.066
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.525          $10.269                -
  Accumulation Unit Value at end
   of period                         $15.555          $14.525                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                                                    APP B-25

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
OPPENHEIMER EQUITY INCOME
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.222           $9.116           $9.625
  Accumulation Unit Value at end
   of period                         $13.044          $10.222           $9.116
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.528          $13.994          $14.932
  Accumulation Unit Value at end
   of period                         $19.610          $15.528          $13.994
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER GLOBAL FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.325           $9.443          $10.411
  Accumulation Unit Value at end
   of period                         $14.260          $11.325           $9.443
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.613          $14.842          $16.536
  Accumulation Unit Value at end
   of period                         $21.947          $17.613          $14.842
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.290           $9.765           $9.879
  Accumulation Unit Value at end
   of period                         $14.714          $11.290           $9.765
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.624          $14.530          $14.855
  Accumulation Unit Value at end
   of period                         $21.440          $16.624          $14.530
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.696          $10.882          $11.242
  Accumulation Unit Value at end
   of period                         $17.703          $12.696          $10.882
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                3                4
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.372          $16.779          $17.518
  Accumulation Unit Value at end
   of period                         $26.730          $19.372          $16.779
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT DIVERSIFIED INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.046          $11.798          $12.288
  Accumulation Unit Value at end
   of period                         $13.946          $13.046          $11.798
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                4
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.294          $16.718          $17.596
  Accumulation Unit Value at end
   of period                         $19.352          $18.294          $16.718
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.851          $10.466          $10.600
  Accumulation Unit Value at end
   of period                         $14.041          $11.851          $10.466
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.082          $15.245          $15.603
  Accumulation Unit Value at end
   of period                         $20.028          $17.082          $15.245
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
OPPENHEIMER EQUITY INCOME
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.456           $6.432          $10.788
  Accumulation Unit Value at end
   of period                          $9.625           $8.456           $6.432
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.256          $10.191                -
  Accumulation Unit Value at end
   of period                         $14.932          $13.256                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER GLOBAL FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.075           $6.568          $10.601
  Accumulation Unit Value at end
   of period                         $10.411           $9.075           $6.568
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.566          $10.653                -
  Accumulation Unit Value at end
   of period                         $16.536          $14.566                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.602           $6.778          $10.565
  Accumulation Unit Value at end
   of period                          $9.879           $8.602           $6.778
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.072          $10.408                -
  Accumulation Unit Value at end
   of period                         $14.855          $13.072                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.214           $6.789          $10.532
  Accumulation Unit Value at end
   of period                         $11.242           $9.214           $6.789
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                4                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.509          $10.802                -
  Accumulation Unit Value at end
   of period                         $17.518          $14.509                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT DIVERSIFIED INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.999           $7.140          $10.253
  Accumulation Unit Value at end
   of period                         $12.288          $10.999           $7.140
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.916          $10.441                -
  Accumulation Unit Value at end
   of period                         $17.596          $15.916                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.321           $6.953          $10.309
  Accumulation Unit Value at end
   of period                         $10.600           $9.321           $6.953
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.865          $10.452                -
  Accumulation Unit Value at end
   of period                         $15.603          $13.865                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

APP B-26

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.192           $6.776           $8.228
  Accumulation Unit Value at end
   of period                         $10.402           $8.192           $6.776
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.761          $11.503          $14.115
  Accumulation Unit Value at end
   of period                         $17.292          $13.761          $11.503
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT INTERNATIONAL VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.100           $6.713           $7.852
  Accumulation Unit Value at end
   of period                          $9.816           $8.100           $6.713
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.132          $11.834          $13.990
  Accumulation Unit Value at end
   of period                         $16.946          $14.132          $11.834
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.871          $10.190          $10.787
  Accumulation Unit Value at end
   of period                         $16.432          $11.871          $10.190
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.412          $15.972          $17.086
  Accumulation Unit Value at end
   of period                         $25.221          $18.412          $15.972
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.534           $8.497          $10.184
  Accumulation Unit Value at end
   of period                          $9.366           $9.534           $8.497
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.649          $16.796          $20.345
  Accumulation Unit Value at end
   of period                         $18.130          $18.649          $16.796
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
TEMPLETON FOREIGN SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.029          $12.819          $14.467
  Accumulation Unit Value at end
   of period                         $18.324          $15.029          $12.819
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                6                8
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.463          $10.743          $12.252
  Accumulation Unit Value at end
   of period                         $15.037          $12.463          $10.743
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        118              176              195
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.909          $13.068          $13.295
  Accumulation Unit Value at end
   of period                         $15.024          $14.909          $13.068
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                5                5
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.309          $13.560          $13.942
  Accumulation Unit Value at end
   of period                         $15.266          $15.309          $13.560
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.542           $6.103          $10.515
  Accumulation Unit Value at end
   of period                          $8.228           $7.542           $6.103
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.074          $10.691                -
  Accumulation Unit Value at end
   of period                         $14.115          $13.074                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT INTERNATIONAL VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.392           $5.908          $10.594
  Accumulation Unit Value at end
   of period                          $7.852           $7.392           $5.908
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.310          $10.750                -
  Accumulation Unit Value at end
   of period                         $13.990          $13.310                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.635           $6.621          $10.328
  Accumulation Unit Value at end
   of period                         $10.787           $8.635           $6.621
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.822          $10.710                -
  Accumulation Unit Value at end
   of period                         $17.086          $13.822                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.735           $5.104           $9.918
  Accumulation Unit Value at end
   of period                         $10.184           $8.735           $5.104
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.634          $10.413                -
  Accumulation Unit Value at end
   of period                         $20.345          $17.634                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
TEMPLETON FOREIGN SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.459           $9.905          $15.932
  Accumulation Unit Value at end
   of period                         $14.467          $13.459           $9.905
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8                9               13
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.519           $8.566                -
  Accumulation Unit Value at end
   of period                         $12.252          $11.519                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        238              291                -
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.716           $9.956           $9.912
  Accumulation Unit Value at end
   of period                         $13.295          $11.716           $9.956
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.415          $10.661                -
  Accumulation Unit Value at end
   of period                         $13.942          $12.415                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                                                    APP B-27

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.322          $12.764          $13.838
  Accumulation Unit Value at end
   of period                         $19.874          $15.322          $12.764
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11               17               22
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.781          $10.760          $11.789
  Accumulation Unit Value at end
   of period                         $16.406          $12.781          $10.760
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        165              271              353
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.889          $11.052          $12.008
  Accumulation Unit Value at end
   of period                         $16.207          $11.889          $11.052
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                9                8
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.983          $18.773          $20.612
  Accumulation Unit Value at end
   of period                         $26.957          $19.983          $18.773
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.995           $9.997          $16.223
  Accumulation Unit Value at end
   of period                         $13.838          $12.995           $9.997
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         32               38               43
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.187           $8.697                -
  Accumulation Unit Value at end
   of period                         $11.789          $11.187                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        483              653                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.156           $5.868          $10.728
  Accumulation Unit Value at end
   of period                         $12.008           $9.156           $5.868
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9               10                8
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.882          $10.285                -
  Accumulation Unit Value at end
   of period                         $20.612          $15.882                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -



(a)  Inception date July 15, 2013.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



CORE SHARES



                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.514           $9.399           $9.827
  Accumulation Unit Value at end
   of period                         $12.061          $10.514           $9.399
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         19               21               22
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.397          $13.007          $13.743
  Accumulation Unit Value at end
   of period                         $16.344          $14.397          $13.007
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         52               51               68
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.832           $6.889           $8.317
  Accumulation Unit Value at end
   of period                          $8.757           $7.832           $6.889
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.787          $13.143          $16.036
  Accumulation Unit Value at end
   of period                         $16.360          $14.787          $13.143
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20                8                8
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $6.276           $5.570           $7.008
  Accumulation Unit Value at end
   of period                          $7.599           $6.276           $5.570
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         17               27               29
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.425          $11.145          $14.170
  Accumulation Unit Value at end
   of period                         $14.888          $12.425          $11.145
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         71               78               80

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.031           $7.355          $10.402
  Accumulation Unit Value at end
   of period                          $9.827           $9.031           $7.355
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         32               20                6
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.763          $10.504                -
  Accumulation Unit Value at end
   of period                         $13.743          $12.763                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         59               48                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.486           $5.450          $10.462
  Accumulation Unit Value at end
   of period                          $8.317           $7.486           $5.450
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.586          $10.730                -
  Accumulation Unit Value at end
   of period                         $16.036          $14.586                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8               11                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $6.811           $5.138          $10.787
  Accumulation Unit Value at end
   of period                          $7.008           $6.811           $5.138
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         32               20                5
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.916          $10.609                -
  Accumulation Unit Value at end
   of period                         $14.170          $13.916                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         83               70                -

APP B-28

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.395          $10.604          $11.763
  Accumulation Unit Value at end
   of period                         $16.831          $12.395          $10.604
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         23               26               27
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.392          $16.766          $18.794
  Accumulation Unit Value at end
   of period                         $26.058          $19.392          $16.766
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         30               15               20
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.104           $7.987           $8.413
  Accumulation Unit Value at end
   of period                         $12.260           $9.104           $7.987
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.189          $12.579          $13.390
  Accumulation Unit Value at end
   of period                         $18.908          $14.189          $12.579
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                4
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.611          $14.491          $14.500
  Accumulation Unit Value at end
   of period                         $20.271          $16.611          $14.491
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,535            5,576            6,532
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.880          $12.236          $12.373
  Accumulation Unit Value at end
   of period                         $16.761          $13.880          $12.236
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,417            1,108            1,129
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.184           $1.054           $1.078
  Accumulation Unit Value at end
   of period                          $1.554           $1.184           $1.054
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     26,829           43,423           51,731
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $1.053           $0.947           $0.979
  Accumulation Unit Value at end
   of period                          $1.367           $1.053           $0.947
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     10,847            9,762           11,444
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.532          $15.902          $15.191
  Accumulation Unit Value at end
   of period                         $15.958          $16.532          $15.902
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      8,739            5,908            6,133
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.905          $13.517          $13.049
  Accumulation Unit Value at end
   of period                         $13.283          $13.905          $13.517
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        963              977            1,150
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.633          $13.013          $12.617
  Accumulation Unit Value at end
   of period                         $13.104          $13.633          $13.013
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,286            2,689            2,930
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.769          $12.316          $12.068
  Accumulation Unit Value at end
   of period                         $12.145          $12.769          $12.316
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        285              305              356

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.418           $6.692          $10.795
  Accumulation Unit Value at end
   of period                         $11.763           $9.418           $6.692
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         28                2                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.207          $10.918                -
  Accumulation Unit Value at end
   of period                         $18.794          $15.207                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         24                6                -
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.653           $6.409          $10.566
  Accumulation Unit Value at end
   of period                          $8.413           $7.653           $6.409
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                3                6
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.310          $10.417                -
  Accumulation Unit Value at end
   of period                         $13.390          $12.310                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                3                -
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.063          $10.679          $14.814
  Accumulation Unit Value at end
   of period                         $14.500          $13.063          $10.679
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,393            7,917            8,905
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.265           $9.306                -
  Accumulation Unit Value at end
   of period                         $12.373          $11.265                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        973              620                -
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.973           $0.771           $1.179
  Accumulation Unit Value at end
   of period                          $1.078           $0.973           $0.771
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     57,319           61,278           66,279
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $0.892           $0.714                -
  Accumulation Unit Value at end
   of period                          $0.979           $0.892                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      9,258            6,866                -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.465          $13.020          $14.624
  Accumulation Unit Value at end
   of period                         $15.191          $14.465          $13.020
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      6,838            7,397            6,734
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.556          $11.422                -
  Accumulation Unit Value at end
   of period                         $13.049          $12.556                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,012              722                -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.153          $11.229          $11.456
  Accumulation Unit Value at end
   of period                         $12.617          $12.153          $11.229
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,918            2,870            2,771
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.746          $10.968                -
  Accumulation Unit Value at end
   of period                         $12.068          $11.746                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        277              154                -

                                                                    APP B-29

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.662          $10.055          $10.712
  Accumulation Unit Value at end
   of period                         $14.099          $11.662          $10.055
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,910            6,046            7,078
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.865           $9.467          $10.192
  Accumulation Unit Value at end
   of period                         $12.998          $10.865           $9.467
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        280              287              304
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $18.210          $15.059          $16.753
  Accumulation Unit Value at end
   of period                         $23.208          $18.210          $15.059
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,409            2,337            2,809
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.718          $10.628          $11.948
  Accumulation Unit Value at end
   of period                         $16.039          $12.718          $10.628
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        652              582              723
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $19.600          $16.810          $21.073
  Accumulation Unit Value at end
   of period                         $24.805          $19.600          $16.810
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,078            1,351            1,618
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.710          $11.883          $15.054
  Accumulation Unit Value at end
   of period                         $17.170          $13.710          $11.883
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        332              362              496
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.209          $13.936          $14.757
  Accumulation Unit Value at end
   of period                         $20.806          $16.209          $13.936
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      8,542           14,477           17,438
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.696           $8.424           $9.015
  Accumulation Unit Value at end
   of period                         $12.316           $9.696           $8.424
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,531            3,262            3,975
AMERICAN FUNDS GROWTH-INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.934          $13.747          $14.194
  Accumulation Unit Value at end
   of period                         $20.986          $15.934          $13.747
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      9,054           14,986           17,928
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.801          $11.160          $11.645
  Accumulation Unit Value at end
   of period                         $16.684          $12.801          $11.160
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,640            2,451            2,803
AMERICAN FUNDS INTERNATIONAL
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.535          $13.355          $15.734
  Accumulation Unit Value at end
   of period                         $18.643          $15.535          $13.355
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,329            4,521            5,359
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.126           $9.665          $11.508
  Accumulation Unit Value at end
   of period                         $13.212          $11.126           $9.665
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        766              847            1,041

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.713           $7.046          $11.807
  Accumulation Unit Value at end
   of period                         $10.712           $9.713           $7.046
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,972            8,722            9,172
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.339           $6.846                -
  Accumulation Unit Value at end
   of period                         $10.192           $9.339                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        297              210                -
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.196          $10.823          $17.124
  Accumulation Unit Value at end
   of period                         $16.753          $15.196          $10.823
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,158            3,528            3,686
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.952           $7.883                -
  Accumulation Unit Value at end
   of period                         $11.948          $10.952                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        595              441                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $17.449          $10.965          $21.852
  Accumulation Unit Value at end
   of period                         $21.073          $17.449          $10.965
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,962            2,073            1,968
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.596           $7.999                -
  Accumulation Unit Value at end
   of period                         $15.054          $12.596                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        490              272                -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.603           $9.163          $15.810
  Accumulation Unit Value at end
   of period                         $14.757          $12.603           $9.163
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     19,838           21,746           22,940
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $7.780           $5.716                -
  Accumulation Unit Value at end
   of period                          $9.015           $7.780                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,340            1,944                -
AMERICAN FUNDS GROWTH-INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.911           $9.971          $15.737
  Accumulation Unit Value at end
   of period                         $14.194          $12.911           $9.971
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     20,213           22,159           23,650
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.704           $8.354                -
  Accumulation Unit Value at end
   of period                         $11.645          $10.704                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,344            1,280                -
AMERICAN FUNDS INTERNATIONAL
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.872          $10.536          $17.522
  Accumulation Unit Value at end
   of period                         $15.734          $14.872          $10.536
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,753            6,221            6,800
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.992           $7.869                -
  Accumulation Unit Value at end
   of period                         $11.508          $10.992                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        856              527                -

APP B-30

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $29.297          $25.204          $29.687
  Accumulation Unit Value at end
   of period                         $32.193          $29.297          $25.204
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        690            1,243            1,462
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $23.275          $20.234          $24.085
  Accumulation Unit Value at end
   of period                         $25.308          $23.275          $20.234
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        249              230              296
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.763           $9.393           $9.794
  Accumulation Unit Value at end
   of period                         $13.906          $10.763           $9.393
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         93              106              112
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.596          $14.636          $15.421
  Accumulation Unit Value at end
   of period                         $21.217          $16.596          $14.636
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        168              121              126
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.545           $9.572           $9.979
  Accumulation Unit Value at end
   of period                         $15.748          $11.545           $9.572
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.257          $15.297          $16.115
  Accumulation Unit Value at end
   of period                         $24.642          $18.257          $15.297
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                7                8
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.058           $8.911           $9.035
  Accumulation Unit Value at end
   of period                         $13.496          $10.058           $8.911
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.590          $14.854          $15.220
  Accumulation Unit Value at end
   of period                         $22.028          $16.590          $14.854
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         16               10               15
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.186           $9.897          $11.253
  Accumulation Unit Value at end
   of period                         $14.995          $11.186           $9.897
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         47               63               70
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.499          $15.646          $17.977
  Accumulation Unit Value at end
   of period                         $23.213          $17.499          $15.646
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        164              146              165
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.622           $9.271          $10.331
  Accumulation Unit Value at end
   of period                         $14.927          $11.622           $9.271
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $22.393          $18.051          $20.328
  Accumulation Unit Value at end
   of period                         $28.462          $22.393          $18.051
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13               12               11

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $25.527          $17.290          $29.156
  Accumulation Unit Value at end
   of period                         $29.687          $25.527          $17.290
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,743            1,750            1,663
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $20.929          $14.324                -
  Accumulation Unit Value at end
   of period                         $24.085          $20.929                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        285              137                -
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.490           $6.352          $10.613
  Accumulation Unit Value at end
   of period                          $9.794           $8.490           $6.352
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        122              103               77
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.509          $10.214                -
  Accumulation Unit Value at end
   of period                         $15.421          $13.509                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        121               97                -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.572           $6.399          $10.298
  Accumulation Unit Value at end
   of period                          $9.979           $8.572           $6.399
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.990          $10.553                -
  Accumulation Unit Value at end
   of period                         $16.115          $13.990                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9                8                -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.394           $5.857          $10.334
  Accumulation Unit Value at end
   of period                          $9.035           $7.394           $5.857
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.586          $10.074                -
  Accumulation Unit Value at end
   of period                         $15.220          $12.586                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                2                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.871           $6.434          $10.256
  Accumulation Unit Value at end
   of period                         $11.253           $8.871           $6.434
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         70               31               16
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.322          $10.497                -
  Accumulation Unit Value at end
   of period                         $17.977          $14.322                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        179              124                -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.288           $5.345          $10.462
  Accumulation Unit Value at end
   of period                         $10.331           $8.288           $5.345
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.480          $10.742                -
  Accumulation Unit Value at end
   of period                         $20.328          $16.480                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9               11                -

                                                                    APP B-31

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.922          $11.059          $11.775
  Accumulation Unit Value at end
   of period                         $16.171          $11.922          $11.059
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        223              489              574
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.980          $10.293          $11.075
  Accumulation Unit Value at end
   of period                         $14.738          $10.980          $10.293
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         62               57               32
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $18.729          $16.852          $16.683
  Accumulation Unit Value at end
   of period                         $21.054          $18.729          $16.852
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,892           12,409           14,274
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.751          $15.231          $15.237
  Accumulation Unit Value at end
   of period                         $18.634          $16.751          $15.231
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,195            1,044            1,096
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.932           $9.359           $9.857
  Accumulation Unit Value at end
   of period                         $14.693          $10.932           $9.359
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        547              495              557
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.342           $8.948           $9.523
  Accumulation Unit Value at end
   of period                         $13.755          $10.342           $8.948
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        115              100              124
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.760          $13.496          $14.374
  Accumulation Unit Value at end
   of period                         $20.118          $14.760          $13.496
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,113            1,550            1,794
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $7.966           $7.361           $7.922
  Accumulation Unit Value at end
   of period                         $10.745           $7.966           $7.361
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        685              597              679
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.360          $12.010          $11.868
  Accumulation Unit Value at end
   of period                         $13.618          $13.360          $12.010
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        111              120              130
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.374          $13.967          $13.947
  Accumulation Unit Value at end
   of period                         $15.508          $15.374          $13.967
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.398          $10.313          $10.263
  Accumulation Unit Value at end
   of period                         $13.628          $11.398          $10.313
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8                8                9
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.687          $14.343          $14.424
  Accumulation Unit Value at end
   of period                         $18.560          $15.687          $14.343
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         35               32               31

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.272           $7.830          $11.763
  Accumulation Unit Value at end
   of period                         $11.775          $10.272           $7.830
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        605              616              615
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.763           $7.521                -
  Accumulation Unit Value at end
   of period                         $11.075           $9.763                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         28               12                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.008          $11.218          $16.241
  Accumulation Unit Value at end
   of period                         $16.683          $15.008          $11.218
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     15,966           17,350           18,779
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.852          $10.464                -
  Accumulation Unit Value at end
   of period                         $15.237          $13.852                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        847              377                -
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.792           $6.115           $9.400
  Accumulation Unit Value at end
   of period                          $9.857           $7.792           $6.115
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        757              455              285
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $7.607           $6.033                -
  Accumulation Unit Value at end
   of period                          $9.523           $7.607                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        118               44                -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.415           $8.059          $13.370
  Accumulation Unit Value at end
   of period                         $14.374          $11.415           $8.059
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,978            2,157            2,049
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $6.358           $4.536                -
  Accumulation Unit Value at end
   of period                          $7.922           $6.358                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        612              347                -
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.846           $8.742          $10.190
  Accumulation Unit Value at end
   of period                         $11.868          $10.846           $8.742
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        136              110               49
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.880          $10.491                -
  Accumulation Unit Value at end
   of period                         $13.947          $12.880                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.276           $7.217          $10.418
  Accumulation Unit Value at end
   of period                         $10.263           $9.276           $7.217
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9                7                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.175          $10.358                -
  Accumulation Unit Value at end
   of period                         $14.424          $13.175                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         29               22                -

APP B-32

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.840           $8.428           $9.642
  Accumulation Unit Value at end
   of period                         $13.502           $9.840           $8.428
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        603              775              895
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.877          $14.608          $16.889
  Accumulation Unit Value at end
   of period                         $22.916          $16.877          $14.608
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        766              663              801
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.036           $9.510           $9.529
  Accumulation Unit Value at end
   of period                         $14.787          $11.036           $9.510
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         53               60               69
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.146          $14.061          $14.238
  Accumulation Unit Value at end
   of period                         $21.410          $16.146          $14.061
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        152              150              162
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.010           $9.825           $9.829
  Accumulation Unit Value at end
   of period                         $14.331          $11.010           $9.825
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        386              470              543
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.260          $13.760          $13.911
  Accumulation Unit Value at end
   of period                         $19.654          $15.260          $13.760
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        495              398              417
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.402           $6.901           $8.123
  Accumulation Unit Value at end
   of period                         $11.298           $8.402           $6.901
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8               13                9
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.764          $13.084          $15.564
  Accumulation Unit Value at end
   of period                         $20.977          $15.764          $13.084
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10               10               10
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.340           $8.853           $9.891
  Accumulation Unit Value at end
   of period                         $13.161          $10.340           $8.853
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.857          $14.584          $16.467
  Accumulation Unit Value at end
   of period                         $21.231          $16.857          $14.584
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.771           $9.220          $10.264
  Accumulation Unit Value at end
   of period                         $14.398          $10.771           $9.220
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         81              105              123
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.327          $14.123          $15.888
  Accumulation Unit Value at end
   of period                         $21.597          $16.327          $14.123
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11               12               16

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.389           $5.837          $10.585
  Accumulation Unit Value at end
   of period                          $9.642           $8.389           $5.837
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        926              732              453
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.849          $10.441                -
  Accumulation Unit Value at end
   of period                         $16.889          $14.849                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        850              556                -
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.469           $6.832          $10.254
  Accumulation Unit Value at end
   of period                          $9.529           $8.469           $6.832
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         79               26                7
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.788          $10.425                -
  Accumulation Unit Value at end
   of period                         $14.238          $12.788                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        176              129                -
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.800           $7.154          $10.489
  Accumulation Unit Value at end
   of period                          $9.829           $8.800           $7.154
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        593              408              195
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.587          $10.341                -
  Accumulation Unit Value at end
   of period                         $13.911          $12.587                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        425              278                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.206           $5.385          $10.513
  Accumulation Unit Value at end
   of period                          $8.123           $7.206           $5.385
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                9                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.953          $10.537                -
  Accumulation Unit Value at end
   of period                         $15.564          $13.953                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                3                -
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.642           $6.163          $10.482
  Accumulation Unit Value at end
   of period                          $9.891           $8.642           $6.163
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                2                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.539          $10.478                -
  Accumulation Unit Value at end
   of period                         $16.467          $14.539                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.715           $6.580          $10.648
  Accumulation Unit Value at end
   of period                         $10.264           $8.715           $6.580
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        132               98               28
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.633          $10.402                -
  Accumulation Unit Value at end
   of period                         $15.888          $13.633                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                3                -

                                                                    APP B-33

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.096           $8.067           $8.973
  Accumulation Unit Value at end
   of period                         $13.521          $10.096           $8.067
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         97              114              133
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.872          $13.623          $15.312
  Accumulation Unit Value at end
   of period                         $22.360          $16.872          $13.623
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        188              184              207
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.150          $13.433          $13.005
  Accumulation Unit Value at end
   of period                         $15.908          $15.150          $13.433
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         43               47               51
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.733          $17.682          $17.299
  Accumulation Unit Value at end
   of period                         $20.504          $19.733          $17.682
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        130              136              120
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.349           $7.884           $9.289
  Accumulation Unit Value at end
   of period                         $11.211           $9.349           $7.884
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         22               20               21
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.352          $13.083          $15.578
  Accumulation Unit Value at end
   of period                         $18.219          $15.352          $13.083
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         53               34               38
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.314           $9.917          $10.401
  Accumulation Unit Value at end
   of period                         $16.116          $11.314           $9.917
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9                6                6
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.036          $15.089          $15.994
  Accumulation Unit Value at end
   of period                         $24.013          $17.036          $15.089
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         25               11               12
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.605          $10.152          $10.408
  Accumulation Unit Value at end
   of period                         $15.745          $11.605          $10.152
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                2                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.964          $17.648          $18.285
  Accumulation Unit Value at end
   of period                         $26.802          $19.964          $17.648
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         22               21               32
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.411          $12.442          $12.435
  Accumulation Unit Value at end
   of period                         $20.598          $14.411          $12.442
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $21.290          $18.575          $18.760
  Accumulation Unit Value at end
   of period                         $30.112          $21.290          $18.575
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         26               10               14

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.736           $6.050          $10.184
  Accumulation Unit Value at end
   of period                          $8.973           $7.736           $6.050
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        138               55               17
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.341          $10.543                -
  Accumulation Unit Value at end
   of period                         $15.312          $13.341                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        227              175                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.349           $7.645          $10.357
  Accumulation Unit Value at end
   of period                         $13.005          $11.349           $7.645
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         62                4                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.256          $10.385                -
  Accumulation Unit Value at end
   of period                         $17.299          $15.256                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        209              137                -
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.224           $6.246          $10.413
  Accumulation Unit Value at end
   of period                          $9.289           $8.224           $6.246
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         27                7                4
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.937          $10.696                -
  Accumulation Unit Value at end
   of period                         $15.578          $13.937                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         35               22                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.493           $6.658          $10.467
  Accumulation Unit Value at end
   of period                         $10.401           $8.493           $6.658
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.197          $10.456                -
  Accumulation Unit Value at end
   of period                         $15.994          $13.197                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13               14                -
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.384           $5.747          $10.249
  Accumulation Unit Value at end
   of period                         $10.408           $8.384           $5.747
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                6                5
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.884          $10.310                -
  Accumulation Unit Value at end
   of period                         $18.285          $14.884                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         33               27                -
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.230           $6.910          $10.636
  Accumulation Unit Value at end
   of period                         $12.435           $9.230           $6.910
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.071          $10.645                -
  Accumulation Unit Value at end
   of period                         $18.760          $14.071                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12                7                -

APP B-34

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.899           $9.658           $9.898
  Accumulation Unit Value at end
   of period                         $14.221          $10.899           $9.658
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.253          $15.449          $16.000
  Accumulation Unit Value at end
   of period                         $22.276          $17.253          $15.449
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                3                3
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.161          $11.463          $10.859
  Accumulation Unit Value at end
   of period                         $11.835          $12.161          $11.463
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        731              783              822
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.256          $12.626          $12.088
  Accumulation Unit Value at end
   of period                         $12.765          $13.256          $12.626
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        946              846              920
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.632          $10.392          $10.044
  Accumulation Unit Value at end
   of period                         $10.313          $10.632          $10.392
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         37               53               46
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.629          $10.499          $10.254
  Accumulation Unit Value at end
   of period                         $10.202          $10.629          $10.499
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        221              360              221
HARTFORD ULTRASHORT BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.516           $9.645           $9.776
  Accumulation Unit Value at end
   of period                          $9.388           $9.516           $9.645
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         53               62               74
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.074           $9.295           $9.520
  Accumulation Unit Value at end
   of period                          $8.859           $9.074           $9.295
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        583              425              444
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.992           $9.524           $9.846
  Accumulation Unit Value at end
   of period                         $14.309          $10.992           $9.524
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         48               58               69
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.318          $13.412          $14.012
  Accumulation Unit Value at end
   of period                         $19.732          $15.318          $13.412
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         33               36               36
INVESCO V.I. AMERICAN FRANCHISE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.846          $10.140                -
  Accumulation Unit Value at end
   of period                         $13.580           $9.846                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.760          $10.122                -
  Accumulation Unit Value at end
   of period                         $13.321           $9.760                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         41               28                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.739           $6.258          $10.638
  Accumulation Unit Value at end
   of period                          $9.898           $8.739           $6.258
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.276          $10.331                -
  Accumulation Unit Value at end
   of period                         $16.000          $14.276                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                9                -
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.238           $9.022           $9.946
  Accumulation Unit Value at end
   of period                         $10.859          $10.238           $9.022
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        953              657              295
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.516          $10.256                -
  Accumulation Unit Value at end
   of period                         $12.088          $11.516                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        914              621                -
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.808           $9.617           $9.803
  Accumulation Unit Value at end
   of period                         $10.044           $9.808           $9.617
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         48               10                7
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.120          $10.026                -
  Accumulation Unit Value at end
   of period                         $10.254          $10.120                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        188              147                -
HARTFORD ULTRASHORT BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.909          $10.037          $10.018
  Accumulation Unit Value at end
   of period                          $9.776           $9.909          $10.037
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         61               13                6
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.752           $9.982                -
  Accumulation Unit Value at end
   of period                          $9.520           $9.752                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        322               72                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.703           $7.093          $10.643
  Accumulation Unit Value at end
   of period                          $9.846           $8.703           $7.093
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         68                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.516          $10.308                -
  Accumulation Unit Value at end
   of period                         $14.012          $12.516                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         37               15                -
INVESCO V.I. AMERICAN FRANCHISE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                                                    APP B-35

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2013             2012             2011
------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $12.005          $10.394          $10.448
  Accumulation Unit Value
   at end of period             $15.864          $12.005          $10.394
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          26               32               39
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $19.252          $16.843          $17.111
  Accumulation Unit Value
   at end of period             $25.174          $19.252          $16.843
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          24                8                9
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $11.955          $10.952          $10.349
  Accumulation Unit Value
   at end of period             $11.962          $11.955          $10.952
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           6               10               21
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $11.732          $10.861          $10.335
  Accumulation Unit Value
   at end of period             $11.617          $11.732          $10.861
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          14               20                8
INVESCO V.I. CORE EQUITY
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $10.910           $9.733           $9.895
  Accumulation Unit Value
   at end of period             $13.879          $10.910           $9.733
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                1                1
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $14.644          $13.202          $13.562
  Accumulation Unit Value
   at end of period             $18.434          $14.644          $13.202
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          36               16                2
INVESCO V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $10.751           $9.530           $9.883
  Accumulation Unit Value
   at end of period             $14.189          $10.751           $9.530
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         178              239              295
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $14.640          $13.114          $13.743
  Accumulation Unit Value
   at end of period             $19.120          $14.640          $13.114
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          15                8                5
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.886           $8.694           $9.475
  Accumulation Unit Value
   at end of period             $11.579           $9.886           $8.694
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          57               59               61
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $15.744          $13.992          $15.409
  Accumulation Unit Value
   at end of period             $18.248          $15.744          $13.992
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          72               70               76
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.883          $10.020                -
  Accumulation Unit Value
   at end of period             $13.319           $9.883                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period        $9.796          $10.003                -
  Accumulation Unit Value
   at end of period             $13.065           $9.796                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          32               22                -

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
---------------------------  --------------------------------------------
INVESCO V.I. AMERICAN VALUE
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $8.668           $6.313          $10.481
  Accumulation Unit Value
   at end of period             $10.448           $8.668           $6.313
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          42               33               15
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $14.345          $10.558                -
  Accumulation Unit Value
   at end of period             $17.111          $14.345                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          10               10                -
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. CORE EQUITY
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.180           $7.270          $10.390
  Accumulation Unit Value
   at end of period              $9.895           $9.180           $7.270
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.716          $10.177                -
  Accumulation Unit Value
   at end of period             $13.562          $12.716                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           6                1                -
INVESCO V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $8.929           $7.292          $10.482
  Accumulation Unit Value
   at end of period              $9.883           $8.929           $7.292
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         313              286              132
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.547          $10.355                -
  Accumulation Unit Value
   at end of period             $13.743          $12.547                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           5                4                -
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $8.528           $6.407          $10.308
  Accumulation Unit Value
   at end of period              $9.475           $8.528           $6.407
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          59               14                4
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $14.016          $10.641                -
  Accumulation Unit Value
   at end of period             $15.409          $14.016                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          76               57                -
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -

APP B-36

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2013             2012             2011
------------------------------------------------------------------------------
INVESCO V.I. MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.984                -                -
  Accumulation Unit Value
   at end of period              $9.923                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           7                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period        $9.971                -                -
  Accumulation Unit Value
   at end of period              $9.862                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         171                -                -
INVESCO V.I. SMALL CAP
 EQUITY FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $12.467          $11.118          $11.381
  Accumulation Unit Value
   at end of period             $16.861          $12.467          $11.118
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          24               29               33
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $16.578          $14.940          $15.455
  Accumulation Unit Value
   at end of period             $22.188          $16.578          $14.940
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          34               26               25
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $13.999          $12.609          $12.244
  Accumulation Unit Value
   at end of period             $14.941          $13.999          $12.609
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          45               43               53
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $16.910          $15.391          $15.103
  Accumulation Unit Value
   at end of period             $17.858          $16.910          $15.391
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         148              139              152
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $11.905          $10.730          $10.855
  Accumulation Unit Value
   at end of period             $15.025          $11.905          $10.730
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          18               20               21
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $15.097          $13.751          $14.058
  Accumulation Unit Value
   at end of period             $18.856          $15.097          $13.751
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          24               23               25
LORD ABBETT GROWTH AND
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.623           $8.702           $9.391
  Accumulation Unit Value
   at end of period             $12.902           $9.623           $8.702
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          15               17               16
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $13.808          $12.618          $13.761
  Accumulation Unit Value
   at end of period             $18.320          $13.808          $12.618
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          22                7                4
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $11.822          $10.235          $10.432
  Accumulation Unit Value
   at end of period             $15.920          $11.822          $10.235
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $16.877          $14.766          $15.209
  Accumulation Unit Value
   at end of period             $22.490          $16.877          $14.766
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          22               15                5

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
---------------------------  -------------------------------------------------
INVESCO V.I. MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period             -                -                -  (a)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -  (a)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. SMALL CAP
 EQUITY FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $8.997           $7.543          $10.735
  Accumulation Unit Value
   at end of period             $11.381           $8.997           $7.543
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          36                7                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.347          $10.461                -
  Accumulation Unit Value
   at end of period             $15.455          $12.347                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          29               18                -
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $11.050           $8.339          $10.290
  Accumulation Unit Value
   at end of period             $12.244          $11.050           $8.339
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          57               50               20
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $13.774          $10.504                -
  Accumulation Unit Value
   at end of period             $15.103          $13.774                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         126              115                -
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.586           $7.874          $10.371
  Accumulation Unit Value
   at end of period             $10.855           $9.586           $7.874
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          22               22                7
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.546          $10.413                -
  Accumulation Unit Value
   at end of period             $14.058          $12.546                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          21               19                -
LORD ABBETT GROWTH AND
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $8.107           $6.911          $10.532
  Accumulation Unit Value
   at end of period              $9.391           $8.107           $6.911
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          21               17                6
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.005          $10.342                -
  Accumulation Unit Value
   at end of period             $13.761          $12.005                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          11               11                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.193           $6.785          $10.624
  Accumulation Unit Value
   at end of period             $10.432           $9.193           $6.785
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $13.544          $10.102                -
  Accumulation Unit Value
   at end of period             $15.209          $13.544                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           3                2                -

                                                                    APP B-37

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.988           $9.372           $9.735
  Accumulation Unit Value at end
   of period                         $14.282          $10.988           $9.372
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.101          $13.017          $13.664
  Accumulation Unit Value at end
   of period                         $19.423          $15.101          $13.017
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10                4                7
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.831          $12.148          $11.564
  Accumulation Unit Value at end
   of period                         $12.495          $12.831          $12.148
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        265              262              232
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.227          $12.655          $12.174
  Accumulation Unit Value at end
   of period                         $12.747          $13.227          $12.655
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        138              213               95
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.070          $10.115          $10.092
  Accumulation Unit Value at end
   of period                         $12.968          $11.070          $10.115
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         57               69               72
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.603          $12.560          $12.664
  Accumulation Unit Value at end
   of period                         $15.768          $13.603          $12.560
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        103               99              118
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.821           $9.465           $9.638
  Accumulation Unit Value at end
   of period                         $14.476          $10.821           $9.465
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        219              275              328
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.820          $13.099          $13.480
  Accumulation Unit Value at end
   of period                         $19.619          $14.820          $13.099
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        154              174              201
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $22.567          $20.178          $21.077
  Accumulation Unit Value at end
   of period                         $28.413          $22.567          $20.178
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,338            2,484            2,976
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $20.388          $18.422          $19.446
  Accumulation Unit Value at end
   of period                         $25.402          $20.388          $18.422
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        299              227              283
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $18.529          $16.439          $16.838
  Accumulation Unit Value at end
   of period                         $23.447          $18.529          $16.439
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,444            4,869            5,865
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.198          $12.730          $13.176
  Accumulation Unit Value at end
   of period                         $17.779          $14.198          $12.730
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        873              760              889

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.899           $7.127          $10.605
  Accumulation Unit Value at end
   of period                          $9.735           $8.899           $7.127
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.622          $10.216                -
  Accumulation Unit Value at end
   of period                         $13.664          $12.622                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13                1                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.933           $9.561          $10.045
  Accumulation Unit Value at end
   of period                         $11.564          $10.933           $9.561
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        246               43                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.632          $10.279                -
  Accumulation Unit Value at end
   of period                         $12.174          $11.632                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        145               67                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.330           $8.033          $10.260
  Accumulation Unit Value at end
   of period                         $10.092           $9.330           $8.033
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         87               80               48
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.832          $10.295                -
  Accumulation Unit Value at end
   of period                         $12.664          $11.832                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        110               83                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.784           $7.271          $10.531
  Accumulation Unit Value at end
   of period                          $9.638           $8.784           $7.271
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        330              238              102
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.415          $10.385                -
  Accumulation Unit Value at end
   of period                         $13.480          $12.415                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        205              158                -
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $19.081          $15.684          $21.186
  Accumulation Unit Value at end
   of period                         $21.077          $19.081          $15.684
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,440            3,733            3,787
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.790          $14.777                -
  Accumulation Unit Value at end
   of period                         $19.446          $17.790                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        322              113                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.349          $12.342          $18.802
  Accumulation Unit Value at end
   of period                         $16.838          $15.349          $12.342
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      6,746            7,420            8,036
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.138           $9.863                -
  Accumulation Unit Value at end
   of period                         $13.176          $12.138                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        701              374                -

APP B-38

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.107           $9.002           $9.251
  Accumulation Unit Value at end
   of period                         $12.906          $10.107           $9.002
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.468          $14.821          $15.393
  Accumulation Unit Value at end
   of period                         $20.809          $16.468          $14.821
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                6                8
OPPENHEIMER EQUITY INCOME
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.978           $8.943           $9.490
  Accumulation Unit Value at end
   of period                         $12.670           $9.978           $8.943
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.214          $13.780          $14.777
  Accumulation Unit Value at end
   of period                         $19.117          $15.214          $13.780
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                3                3
OPPENHEIMER GLOBAL FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.054           $9.264          $10.265
  Accumulation Unit Value at end
   of period                         $13.850          $11.054           $9.264
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11               16               16
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.257          $14.614          $16.364
  Accumulation Unit Value at end
   of period                         $21.395          $17.257          $14.614
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         46               31               71
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.021           $9.579           $9.740
  Accumulation Unit Value at end
   of period                         $14.291          $11.021           $9.579
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.288          $14.307          $14.701
  Accumulation Unit Value at end
   of period                         $20.901          $16.288          $14.307
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                4                4
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.393          $10.675          $11.084
  Accumulation Unit Value at end
   of period                         $17.194          $12.393          $10.675
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12               15               18
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.980          $16.521          $17.336
  Accumulation Unit Value at end
   of period                         $26.058          $18.980          $16.521
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         55               55               61
PUTNAM VT DIVERSIFIED INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.735          $11.574          $12.115
  Accumulation Unit Value at end
   of period                         $13.545          $12.735          $11.574
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         15               16               19
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.923          $16.461          $17.413
  Accumulation Unit Value at end
   of period                         $18.865          $17.923          $16.461
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        149              146              188

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.591           $6.041          $10.880
  Accumulation Unit Value at end
   of period                          $9.251           $8.591           $6.041
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.446          $10.265                -
  Accumulation Unit Value at end
   of period                         $15.393          $14.446                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4               10                -
OPPENHEIMER EQUITY INCOME
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.379           $6.406          $10.779
  Accumulation Unit Value at end
   of period                          $9.490           $8.379           $6.406
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.184          $10.186                -
  Accumulation Unit Value at end
   of period                         $14.777          $13.184                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                4                -
OPPENHEIMER GLOBAL FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.992           $6.541          $10.592
  Accumulation Unit Value at end
   of period                         $10.265           $8.992           $6.541
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         19               19                5
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.487          $10.648                -
  Accumulation Unit Value at end
   of period                         $16.364          $14.487                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         24               24                -
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.524           $6.750          $10.556
  Accumulation Unit Value at end
   of period                          $9.740           $8.524           $6.750
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.000          $10.404                -
  Accumulation Unit Value at end
   of period                         $14.701          $13.000                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                4                -
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.130           $6.760          $10.524
  Accumulation Unit Value at end
   of period                         $11.084           $9.130           $6.760
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         18               19                6
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.430          $10.797                -
  Accumulation Unit Value at end
   of period                         $17.336          $14.430                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         61               57                -
PUTNAM VT DIVERSIFIED INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.899           $7.110          $10.244
  Accumulation Unit Value at end
   of period                         $12.115          $10.899           $7.110
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20               23                8
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.830          $10.436                -
  Accumulation Unit Value at end
   of period                         $17.413          $15.830                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        264              200                -

                                                                    APP B-39

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.568          $10.267          $10.451
  Accumulation Unit Value at end
   of period                         $13.638          $11.568          $10.267
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.736          $15.011          $15.440
  Accumulation Unit Value at end
   of period                         $19.524          $16.736          $15.011
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                9               13
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.996           $6.648           $8.112
  Accumulation Unit Value at end
   of period                         $10.103           $7.996           $6.648
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.482          $11.327          $13.967
  Accumulation Unit Value at end
   of period                         $16.857          $13.482          $11.327
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                6                6
PUTNAM VT INTERNATIONAL VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.907           $6.585           $7.741
  Accumulation Unit Value at end
   of period                          $9.533           $7.907           $6.585
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.845          $11.652          $13.844
  Accumulation Unit Value at end
   of period                         $16.520          $13.845          $11.652
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6               10                8
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.587           $9.996          $10.635
  Accumulation Unit Value at end
   of period                         $15.960          $11.587           $9.996
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.038          $15.726          $16.908
  Accumulation Unit Value at end
   of period                         $24.586          $18.038          $15.726
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                4
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.306           $8.335          $10.041
  Accumulation Unit Value at end
   of period                          $9.096           $9.306           $8.335
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                2                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.271          $16.538          $20.133
  Accumulation Unit Value at end
   of period                         $17.674          $18.271          $16.538
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
TEMPLETON FOREIGN SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.451          $12.388          $14.051
  Accumulation Unit Value at end
   of period                         $17.532          $14.451          $12.388
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,295            2,955            3,437
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.798          $10.221          $11.715
  Accumulation Unit Value at end
   of period                         $14.164          $11.798          $10.221
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        483              568              690

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.236           $6.924          $10.301
  Accumulation Unit Value at end
   of period                         $10.451           $9.236           $6.924
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.790          $10.447                -
  Accumulation Unit Value at end
   of period                         $15.440          $13.790                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13                9                -
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.473           $6.077          $10.506
  Accumulation Unit Value at end
   of period                          $8.112           $7.473           $6.077
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.003          $10.686                -
  Accumulation Unit Value at end
   of period                         $13.967          $13.003                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                6                -
PUTNAM VT INTERNATIONAL VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.325           $5.883          $10.585
  Accumulation Unit Value at end
   of period                          $7.741           $7.325           $5.883
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.237          $10.745                -
  Accumulation Unit Value at end
   of period                         $13.844          $13.237                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8                6                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.556           $6.593          $10.319
  Accumulation Unit Value at end
   of period                         $10.635           $8.556           $6.593
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.746          $10.705                -
  Accumulation Unit Value at end
   of period                         $16.908          $13.746                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                1                -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.655           $5.083           $9.909
  Accumulation Unit Value at end
   of period                         $10.041           $8.655           $5.083
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.537          $10.408                -
  Accumulation Unit Value at end
   of period                         $20.133          $17.537                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
TEMPLETON FOREIGN SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.138           $9.717          $15.682
  Accumulation Unit Value at end
   of period                         $14.051          $13.138           $9.717
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,682            3,891            4,291
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.069           $8.273                -
  Accumulation Unit Value at end
   of period                         $11.715          $11.069                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        498              245                -

APP B-40

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.553          $12.820          $13.108
  Accumulation Unit Value at end
   of period                         $14.592          $14.553          $12.820
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         33               36               39
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.999          $13.352          $13.796
  Accumulation Unit Value at end
   of period                         $14.882          $14.999          $13.352
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.733          $12.334          $13.440
  Accumulation Unit Value at end
   of period                         $19.015          $14.733          $12.334
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,933            3,207            3,928
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.099          $10.236          $11.272
  Accumulation Unit Value at end
   of period                         $15.453          $12.099          $10.236
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        347              310              335
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.605          $10.842          $11.839
  Accumulation Unit Value at end
   of period                         $15.742          $11.605          $10.842
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         35               54               60
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.579          $18.485          $20.397
  Accumulation Unit Value at end
   of period                         $26.280          $19.579          $18.485
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         23               18               24

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.609           $9.914           $9.904
  Accumulation Unit Value at end
   of period                         $13.108          $11.609           $9.914
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         42               35               20
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.347          $10.656                -
  Accumulation Unit Value at end
   of period                         $13.796          $12.347                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.684           $9.807          $15.968
  Accumulation Unit Value at end
   of period                         $13.440          $12.684           $9.807
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,542            5,108            5,796
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.750           $8.399                -
  Accumulation Unit Value at end
   of period                         $11.272          $10.750                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        216               82                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.072           $5.843          $10.720
  Accumulation Unit Value at end
   of period                         $11.839           $9.072           $5.843
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         66               85               51
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.795          $10.281                -
  Accumulation Unit Value at end
   of period                         $20.397          $15.795                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         21               21                -



(a)  Inception date July 15, 2013.



EDGE SHARES



                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.771           $9.581           $9.968
  Accumulation Unit Value at end
   of period                         $12.418          $10.771           $9.581
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        146              174              207
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.695          $13.210          $13.888
  Accumulation Unit Value at end
   of period                         $16.765          $14.695          $13.210
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.024           $7.023           $8.436
  Accumulation Unit Value at end
   of period                          $9.016           $8.024           $7.023
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         25               40               45
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.093          $13.348          $16.204
  Accumulation Unit Value at end
   of period                         $16.782          $15.093          $13.348
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.114           $7.386          $10.410
  Accumulation Unit Value at end
   of period                          $9.968           $9.114           $7.386
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        260              242              118
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.833          $10.509                -
  Accumulation Unit Value at end
   of period                         $13.888          $12.833                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.555           $5.473          $10.471
  Accumulation Unit Value at end
   of period                          $8.436           $7.555           $5.473
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         47               58               45
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.666          $10.735                -
  Accumulation Unit Value at end
   of period                         $16.204          $14.666                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                                                    APP B-41

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $6.429           $5.678           $7.108
  Accumulation Unit Value at end
   of period                          $7.824           $6.429           $5.678
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        129              170              184
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.682          $11.318          $14.319
  Accumulation Unit Value at end
   of period                         $15.272          $12.682          $11.318
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.697          $10.809          $11.930
  Accumulation Unit Value at end
   of period                         $17.328          $12.697          $10.809
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        118              140              148
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.793          $17.027          $18.991
  Accumulation Unit Value at end
   of period                         $26.729          $19.793          $17.027
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.327           $8.141           $8.533
  Accumulation Unit Value at end
   of period                         $12.623           $9.327           $8.141
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8               10               14
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.482          $12.775          $13.531
  Accumulation Unit Value at end
   of period                         $19.396          $14.482          $12.775
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $17.275          $14.995          $14.929
  Accumulation Unit Value at end
   of period                         $21.187          $17.275          $14.995
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,028            4,065            4,819
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.662          $12.861          $12.940
  Accumulation Unit Value at end
   of period                         $17.795          $14.662          $12.861
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,675            2,060            2,599
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.232           $1.091           $1.110
  Accumulation Unit Value at end
   of period                          $1.624           $1.232           $1.091
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     16,609           28,957           34,065
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $1.111           $0.994           $1.022
  Accumulation Unit Value at end
   of period                          $1.450           $1.111           $0.994
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     13,044           19,239           23,784
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $17.192          $16.455          $15.641
  Accumulation Unit Value at end
   of period                         $16.679          $17.192          $16.455
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,758            6,038            6,625
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.689          $14.207          $13.647
  Accumulation Unit Value at end
   of period                         $14.102          $14.689          $14.207
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,125            1,618            1,926

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $6.873           $5.159          $10.795
  Accumulation Unit Value at end
   of period                          $7.108           $6.873           $5.159
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        172              161               73
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.992          $10.614                -
  Accumulation Unit Value at end
   of period                         $14.319          $13.992                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.505           $6.719          $10.804
  Accumulation Unit Value at end
   of period                         $11.930           $9.505           $6.719
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        123               20               14
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.290          $10.923                -
  Accumulation Unit Value at end
   of period                         $18.991          $15.290                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.724           $6.436          $10.574
  Accumulation Unit Value at end
   of period                          $8.533           $7.724           $6.436
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         17               16                8
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.377          $10.422                -
  Accumulation Unit Value at end
   of period                         $13.531          $12.377                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.383          $10.886          $15.050
  Accumulation Unit Value at end
   of period                         $14.929          $13.383          $10.886
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,541            6,160            6,231
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.722           $9.636                -
  Accumulation Unit Value at end
   of period                         $12.940          $11.722                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,194            3,674                -
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.997           $0.786           $1.197
  Accumulation Unit Value at end
   of period                          $1.110           $0.997           $0.786
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     38,158           40,113           40,909
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $0.928           $0.739                -
  Accumulation Unit Value at end
   of period                          $1.022           $0.928                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     30,291           35,091                -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.819          $13.273          $14.858
  Accumulation Unit Value at end
   of period                         $15.641          $14.819          $13.273
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,805            7,909            6,226
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.067          $11.826                -
  Accumulation Unit Value at end
   of period                         $13.647          $13.067                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,610            3,027                -

APP B-42

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.066          $13.358          $12.887
  Accumulation Unit Value at end
   of period                         $13.587          $14.066          $13.358
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        826            1,481            1,781
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.173          $12.643          $12.326
  Accumulation Unit Value at end
   of period                         $12.592          $13.173          $12.643
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        379              511              662
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.062          $10.348          $10.969
  Accumulation Unit Value at end
   of period                         $14.655          $12.062          $10.348
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,528            6,100            7,683
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.238           $9.743          $10.436
  Accumulation Unit Value at end
   of period                         $13.511          $11.238           $9.743
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        486              650              877
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $18.938          $15.583          $17.249
  Accumulation Unit Value at end
   of period                         $24.256          $18.938          $15.583
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        671            1,277            1,567
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.434          $11.171          $12.496
  Accumulation Unit Value at end
   of period                         $17.028          $13.434          $11.171
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        560              774            1,021
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $20.383          $17.395          $21.698
  Accumulation Unit Value at end
   of period                         $25.926          $20.383          $17.395
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        586              847            1,039
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.483          $12.490          $15.744
  Accumulation Unit Value at end
   of period                         $18.229          $14.483          $12.490
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        330              489              604
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.857          $14.421          $15.194
  Accumulation Unit Value at end
   of period                         $21.746          $16.857          $14.421
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,881            5,524            6,795
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.243           $8.855           $9.428
  Accumulation Unit Value at end
   of period                         $13.075          $10.243           $8.855
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,765            5,407            6,895
AMERICAN FUNDS GROWTH-INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.571          $14.225          $14.614
  Accumulation Unit Value at end
   of period                         $21.935          $16.571          $14.225
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,034            7,871            9,553
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.522          $11.731          $12.179
  Accumulation Unit Value at end
   of period                         $17.713          $13.522          $11.731
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,919            3,994            5,123

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.351          $11.356          $11.547
  Accumulation Unit Value at end
   of period                         $12.887          $12.351          $11.356
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,939            1,910            1,828
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.938          $11.092                -
  Accumulation Unit Value at end
   of period                         $12.326          $11.938                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        695              806                -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.896           $7.143          $11.930
  Accumulation Unit Value at end
   of period                         $10.969           $9.896           $7.143
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      8,805            9,640            9,970
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.515           $6.941                -
  Accumulation Unit Value at end
   of period                         $10.436           $9.515                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,049            1,269                -
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.568          $11.033          $17.397
  Accumulation Unit Value at end
   of period                         $17.249          $15.568          $11.033
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,818            1,997            2,115
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.397           $8.163                -
  Accumulation Unit Value at end
   of period                         $12.496          $11.397                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,308            1,579                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $17.876          $11.177          $22.202
  Accumulation Unit Value at end
   of period                         $21.698          $17.876          $11.177
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,106            1,240            1,211
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.108           $8.282                -
  Accumulation Unit Value at end
   of period                         $15.744          $13.108                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        808              990                -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.912           $9.341          $16.062
  Accumulation Unit Value at end
   of period                         $15.194          $12.912           $9.341
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,910            8,678            8,509
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $8.096           $5.919                -
  Accumulation Unit Value at end
   of period                          $9.428           $8.096                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      8,894           10,940                -
AMERICAN FUNDS GROWTH-INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.227          $10.165          $15.989
  Accumulation Unit Value at end
   of period                         $14.614          $13.227          $10.165
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     11,058           12,104           11,947
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.139           $8.651                -
  Accumulation Unit Value at end
   of period                         $12.179          $11.139                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      6,496            7,901                -

                                                                    APP B-43

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.156          $13.819          $16.200
  Accumulation Unit Value at end
   of period                         $19.485          $16.156          $13.819
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,430            2,734            3,220
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.753          $10.159          $12.035
  Accumulation Unit Value at end
   of period                         $14.027          $11.753          $10.159
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        926            1,410            1,744
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $30.468          $26.080          $30.566
  Accumulation Unit Value at end
   of period                         $33.648          $30.468          $26.080
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        268              487              625
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $24.586          $21.268          $25.189
  Accumulation Unit Value at end
   of period                         $26.868          $24.586          $21.268
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        246              376              463
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.027           $9.575           $9.934
  Accumulation Unit Value at end
   of period                         $14.318          $11.027           $9.575
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        316              420              498
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.939          $14.864          $15.584
  Accumulation Unit Value at end
   of period                         $21.765          $16.939          $14.864
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.828           $9.758          $10.121
  Accumulation Unit Value at end
   of period                         $16.214          $11.828           $9.758
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.634          $15.535          $16.284
  Accumulation Unit Value at end
   of period                         $25.278          $18.634          $15.535
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.304           $9.084           $9.165
  Accumulation Unit Value at end
   of period                         $13.895          $10.304           $9.084
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                6                9
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.934          $15.085          $15.380
  Accumulation Unit Value at end
   of period                         $22.596          $16.934          $15.085
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.460          $10.089          $11.414
  Accumulation Unit Value at end
   of period                         $15.439          $11.460          $10.089
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        146              188              214
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.861          $15.890          $18.167
  Accumulation Unit Value at end
   of period                         $23.812          $17.861          $15.890
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.236          $10.740          $17.802
  Accumulation Unit Value at end
   of period                         $16.200          $15.236          $10.740
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,383            3,361            2,957
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.438           $8.148                -
  Accumulation Unit Value at end
   of period                         $12.035          $11.438                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,242            2,641                -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $26.153          $17.625          $29.622
  Accumulation Unit Value at end
   of period                         $30.566          $26.153          $17.625
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        725              739              773
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $21.779          $14.832                -
  Accumulation Unit Value at end
   of period                         $25.189          $21.779                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        589              659                -
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.568           $6.379          $10.622
  Accumulation Unit Value at end
   of period                          $9.934           $8.568           $6.379
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        595              653              553
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.583          $10.219                -
  Accumulation Unit Value at end
   of period                         $15.584          $13.583                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.652           $6.426          $10.307
  Accumulation Unit Value at end
   of period                         $10.121           $8.652           $6.426
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.067          $10.558                -
  Accumulation Unit Value at end
   of period                         $16.284          $14.067                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.462           $5.881          $10.343
  Accumulation Unit Value at end
   of period                          $9.165           $7.462           $5.881
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.655          $10.079                -
  Accumulation Unit Value at end
   of period                         $15.380          $12.655                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.953           $6.461          $10.265
  Accumulation Unit Value at end
   of period                         $11.414           $8.953           $6.461
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        247              234              131
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.400          $10.502                -
  Accumulation Unit Value at end
   of period                         $18.167          $14.400                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -

APP B-44

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.907           $9.451          $10.478
  Accumulation Unit Value at end
   of period                         $15.369          $11.907           $9.451
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         23               22                6
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $22.857          $18.333          $20.542
  Accumulation Unit Value at end
   of period                         $29.196          $22.857          $18.333
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.398          $11.444          $12.124
  Accumulation Unit Value at end
   of period                         $16.901          $12.398          $11.444
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        107              180              229
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.419          $10.651          $11.403
  Accumulation Unit Value at end
   of period                         $15.403          $11.419          $10.651
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         75               94              100
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $19.478          $17.438          $17.177
  Accumulation Unit Value at end
   of period                         $22.005          $19.478          $17.438
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,559            5,484            6,816
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.653          $15.971          $15.898
  Accumulation Unit Value at end
   of period                         $19.736          $17.653          $15.971
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,424            1,948            2,524
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.224           $9.562          $10.020
  Accumulation Unit Value at end
   of period                         $15.162          $11.224           $9.562
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        274              204              264
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.619           $9.141           $9.681
  Accumulation Unit Value at end
   of period                         $14.194          $10.619           $9.141
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         89              103              120
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.350          $13.965          $14.799
  Accumulation Unit Value at end
   of period                         $21.027          $15.350          $13.965
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        249              204              232
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $8.415           $7.737           $8.286
  Accumulation Unit Value at end
   of period                         $11.407           $8.415           $7.737
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        563              894            1,137
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.687          $12.243          $12.038
  Accumulation Unit Value at end
   of period                         $14.022          $13.687          $12.243
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        990            1,132            1,209
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.692          $14.184          $14.094
  Accumulation Unit Value at end
   of period                         $15.908          $15.692          $14.184
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11               11               12

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.365           $5.368          $10.471
  Accumulation Unit Value at end
   of period                         $10.478           $8.365           $5.368
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         18               12                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.571          $10.747                -
  Accumulation Unit Value at end
   of period                         $20.542          $16.571                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.523           $7.982          $11.950
  Accumulation Unit Value at end
   of period                         $12.124          $10.523           $7.982
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        269              289              243
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.002           $7.666                -
  Accumulation Unit Value at end
   of period                         $11.403          $10.002                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         94              118                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.375          $11.436          $16.501
  Accumulation Unit Value at end
   of period                         $17.177          $15.375          $11.436
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,915            8,611            8,789
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.381          $10.809                -
  Accumulation Unit Value at end
   of period                         $15.898          $14.381                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,292            3,947                -
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.881           $6.154           $9.429
  Accumulation Unit Value at end
   of period                         $10.020           $7.881           $6.154
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        292              210               78
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $7.695           $6.072                -
  Accumulation Unit Value at end
   of period                          $9.681           $7.695                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        151              115                -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.695           $8.215          $13.584
  Accumulation Unit Value at end
   of period                         $14.799          $11.695           $8.215
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        318              317              262
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $6.617           $4.697                -
  Accumulation Unit Value at end
   of period                          $8.286           $6.617                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,408            1,694                -
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.946           $8.779          $10.199
  Accumulation Unit Value at end
   of period                         $12.038          $10.946           $8.779
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,295            1,166              560
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.950          $10.496                -
  Accumulation Unit Value at end
   of period                         $14.094          $12.950                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13                7                -

                                                                    APP B-45

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.677          $10.513          $10.409
  Accumulation Unit Value at end
   of period                         $14.031          $11.677          $10.513
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         81              100              126
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.011          $14.567          $14.576
  Accumulation Unit Value at end
   of period                         $19.039          $16.011          $14.567
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.081           $8.591           $9.780
  Accumulation Unit Value at end
   of period                         $13.902          $10.081           $8.591
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,502            6,399            7,854
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.226          $14.836          $17.067
  Accumulation Unit Value at end
   of period                         $23.507          $17.226          $14.836
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6               12               15
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.306           $9.694           $9.665
  Accumulation Unit Value at end
   of period                         $15.225          $11.306           $9.694
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        231              274              323
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.480          $14.280          $14.388
  Accumulation Unit Value at end
   of period                         $21.962          $16.480          $14.280
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                3                3
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.280          $10.015           $9.969
  Accumulation Unit Value at end
   of period                         $14.755          $11.280          $10.015
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,025            3,944            4,892
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.576          $13.975          $14.058
  Accumulation Unit Value at end
   of period                         $20.161          $15.576          $13.975
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         17               22               26
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.608           $7.035           $8.239
  Accumulation Unit Value at end
   of period                         $11.633           $8.608           $7.035
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.090          $13.288          $15.728
  Accumulation Unit Value at end
   of period                         $21.518          $16.090          $13.288
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.594           $9.024          $10.033
  Accumulation Unit Value at end
   of period                         $13.551          $10.594           $9.024
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.206          $14.811          $16.641
  Accumulation Unit Value at end
   of period                         $21.779          $17.206          $14.811
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.362           $7.247          $10.427
  Accumulation Unit Value at end
   of period                         $10.409           $9.362           $7.247
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        137              131               76
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.248          $10.363                -
  Accumulation Unit Value at end
   of period                         $14.576          $13.248                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.467           $5.862          $10.594
  Accumulation Unit Value at end
   of period                          $9.780           $8.467           $5.862
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      8,550            8,133            4,720
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.931          $10.446                -
  Accumulation Unit Value at end
   of period                         $17.067          $14.931                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         22               12                -
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.547           $6.861          $10.263
  Accumulation Unit Value at end
   of period                          $9.665           $8.547           $6.861
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        355              249               76
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.858          $10.430                -
  Accumulation Unit Value at end
   of period                         $14.388          $12.858                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                2                -
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.881           $7.184          $10.497
  Accumulation Unit Value at end
   of period                          $9.969           $8.881           $7.184
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,435            4,658            2,274
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.656          $10.346                -
  Accumulation Unit Value at end
   of period                         $14.058          $12.656                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         28               15                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.273           $5.408          $10.522
  Accumulation Unit Value at end
   of period                          $8.239           $7.273           $5.408
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                4                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.030          $10.542                -
  Accumulation Unit Value at end
   of period                         $15.728          $14.030                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.722           $6.189          $10.491
  Accumulation Unit Value at end
   of period                         $10.033           $8.722           $6.189
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.619          $10.483                -
  Accumulation Unit Value at end
   of period                         $16.641          $14.619                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

APP B-46

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.035           $9.398          $10.410
  Accumulation Unit Value at end
   of period                         $14.824          $11.035           $9.398
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        657              905            1,088
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.665          $14.343          $16.056
  Accumulation Unit Value at end
   of period                         $22.154          $16.665          $14.343
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                9               11
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.343           $8.223           $9.101
  Accumulation Unit Value at end
   of period                         $13.922          $10.343           $8.223
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        747            1,001            1,203
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.221          $13.835          $15.474
  Accumulation Unit Value at end
   of period                         $22.937          $17.221          $13.835
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                8               10
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.521          $13.693          $13.191
  Accumulation Unit Value at end
   of period                         $16.379          $15.521          $13.693
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        121              139              130
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $20.141          $17.958          $17.481
  Accumulation Unit Value at end
   of period                         $21.033          $20.141          $17.958
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                2
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.578           $8.037           $9.422
  Accumulation Unit Value at end
   of period                         $11.543           $9.578           $8.037
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         85              106              154
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.670          $13.287          $15.742
  Accumulation Unit Value at end
   of period                         $18.689          $15.670          $13.287
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.591          $10.109          $10.550
  Accumulation Unit Value at end
   of period                         $16.594          $11.591          $10.109
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6               15               19
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.388          $15.325          $16.162
  Accumulation Unit Value at end
   of period                         $24.633          $17.388          $15.325
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.889          $10.348          $10.557
  Accumulation Unit Value at end
   of period                         $16.211          $11.889          $10.348
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         40               55               65
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $20.377          $17.923          $18.477
  Accumulation Unit Value at end
   of period                         $27.494          $20.377          $17.923
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.796           $6.608          $10.657
  Accumulation Unit Value at end
   of period                         $10.410           $8.796           $6.608
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,110              899              263
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.708          $10.407                -
  Accumulation Unit Value at end
   of period                         $16.056          $13.708                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12                6                -
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.807           $6.075          $10.192
  Accumulation Unit Value at end
   of period                          $9.101           $7.807           $6.075
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,233              817              286
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.414          $10.548                -
  Accumulation Unit Value at end
   of period                         $15.474          $13.414                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10                5                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.454           $7.677          $10.366
  Accumulation Unit Value at end
   of period                         $13.191          $11.454           $7.677
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        103               31                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.339          $10.390                -
  Accumulation Unit Value at end
   of period                         $17.481          $15.339                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.300           $6.272          $10.422
  Accumulation Unit Value at end
   of period                          $9.422           $8.300           $6.272
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        158               89               64
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.013          $10.702                -
  Accumulation Unit Value at end
   of period                         $15.742          $14.013                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.572           $6.686          $10.475
  Accumulation Unit Value at end
   of period                         $10.550           $8.572           $6.686
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         35               36               23
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.270          $10.461                -
  Accumulation Unit Value at end
   of period                         $16.162          $13.270                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.461           $5.771          $10.258
  Accumulation Unit Value at end
   of period                         $10.557           $8.461           $5.771
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         90              102               53
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.965          $10.315                -
  Accumulation Unit Value at end
   of period                         $18.477          $14.965                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                                                    APP B-47

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.764          $12.683          $12.612
  Accumulation Unit Value at end
   of period                         $21.208          $14.764          $12.683
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8               10                8
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $21.730          $18.865          $18.958
  Accumulation Unit Value at end
   of period                         $30.889          $21.730          $18.865
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.166           $9.845          $10.039
  Accumulation Unit Value at end
   of period                         $14.642          $11.166           $9.845
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.610          $15.690          $16.169
  Accumulation Unit Value at end
   of period                         $22.850          $17.610          $15.690
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.459          $11.684          $11.014
  Accumulation Unit Value at end
   of period                         $12.185          $12.459          $11.684
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,491            5,974            6,537
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.530          $12.823          $12.215
  Accumulation Unit Value at end
   of period                         $13.095          $13.530          $12.823
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         29               36               39
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.892          $10.593          $10.187
  Accumulation Unit Value at end
   of period                         $10.618          $10.892          $10.593
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         75              157              127
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.849          $10.663          $10.362
  Accumulation Unit Value at end
   of period                         $10.466          $10.849          $10.663
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
HARTFORD ULTRASHORT BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.748           $9.832           $9.915
  Accumulation Unit Value at end
   of period                          $9.666           $9.748           $9.832
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        292              367              455
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.262           $9.439           $9.621
  Accumulation Unit Value at end
   of period                          $9.087           $9.262           $9.439
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.261           $9.708           $9.986
  Accumulation Unit Value at end
   of period                         $14.732          $11.261           $9.708
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        317              428              548
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.635          $13.621          $14.159
  Accumulation Unit Value at end
   of period                         $20.241          $15.635          $13.621
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12               14               18

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.315           $6.939          $10.645
  Accumulation Unit Value at end
   of period                         $12.612           $9.315           $6.939
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20                6                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.148          $10.651                -
  Accumulation Unit Value at end
   of period                         $18.958          $14.148                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.819           $6.284          $10.647
  Accumulation Unit Value at end
   of period                         $10.039           $8.819           $6.284
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.354          $10.336                -
  Accumulation Unit Value at end
   of period                         $16.169          $14.354                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.332           $9.060           $9.955
  Accumulation Unit Value at end
   of period                         $11.014          $10.332           $9.060
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,595            6,743            2,956
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.579          $10.261                -
  Accumulation Unit Value at end
   of period                         $12.215          $11.579                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         47               31                -
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.899           $9.657           $9.811
  Accumulation Unit Value at end
   of period                         $10.187           $9.899           $9.657
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        156              106               69
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.175          $10.031                -
  Accumulation Unit Value at end
   of period                         $10.362          $10.175                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
HARTFORD ULTRASHORT BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.000          $10.079          $10.026
  Accumulation Unit Value at end
   of period                          $9.915          $10.000          $10.079
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        266              343              397
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.805           $9.986                -
  Accumulation Unit Value at end
   of period                          $9.621           $9.805                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.783           $7.122          $10.652
  Accumulation Unit Value at end
   of period                          $9.986           $8.783           $7.122
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        572               19               14
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.585          $10.313                -
  Accumulation Unit Value at end
   of period                         $14.159          $12.585                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         19                -                -

APP B-48

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2013             2012             2011
------------------------------------------------------------------------------
INVESCO V.I. AMERICAN
 FRANCHISE FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.887          $10.148                -
  Accumulation Unit Value
   at end of period             $13.705           $9.887                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           2                1                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period        $9.801          $10.130                -
  Accumulation Unit Value
   at end of period             $13.444           $9.801                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. AMERICAN VALUE
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $12.299          $10.595          $10.597
  Accumulation Unit Value
   at end of period             $16.333          $12.299          $10.595
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         255              354              468
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $19.650          $17.106          $17.291
  Accumulation Unit Value
   at end of period             $25.823          $19.650          $17.106
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           3                3                4
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $12.062          $10.996          $10.355
  Accumulation Unit Value
   at end of period             $12.130          $12.062          $10.996
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          49               67               48
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $11.838          $10.905          $10.342
  Accumulation Unit Value
   at end of period             $11.780          $11.838          $10.905
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. CORE EQUITY
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $11.177           $9.922          $10.036
  Accumulation Unit Value
   at end of period             $14.289          $11.177           $9.922
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           3                4               13
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $14.946          $13.408          $13.705
  Accumulation Unit Value
   at end of period             $18.909          $14.946          $13.408
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $11.014           $9.714          $10.024
  Accumulation Unit Value
   at end of period             $14.609          $11.014           $9.714
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,539            2,145            2,736
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $14.943          $13.318          $13.888
  Accumulation Unit Value
   at end of period             $19.613          $14.943          $13.318
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           9               11               14
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $10.128           $8.862           $9.610
  Accumulation Unit Value
   at end of period             $11.921          $10.128           $8.862
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         277              328              357
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $16.069          $14.210          $15.571
  Accumulation Unit Value
   at end of period             $18.718          $16.069          $14.210
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           2                2                2

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
---------------------------  --------------------------------------------
INVESCO V.I. AMERICAN
 FRANCHISE FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. AMERICAN VALUE
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $8.748           $6.340          $10.489
  Accumulation Unit Value
   at end of period             $10.597           $8.748           $6.340
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         501              486              220
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $14.423          $10.563                -
  Accumulation Unit Value
   at end of period             $17.291          $14.423                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           5                3                -
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. CORE EQUITY
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.264           $7.301          $10.398
  Accumulation Unit Value
   at end of period             $10.036           $9.264           $7.301
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           5                1                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.785          $10.181                -
  Accumulation Unit Value
   at end of period             $13.705          $12.785                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.011           $7.322          $10.490
  Accumulation Unit Value
   at end of period             $10.024           $9.011           $7.322
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,966            2,913            1,412
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.616          $10.360                -
  Accumulation Unit Value
   at end of period             $13.888          $12.616                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          15                8                -
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $8.607           $6.434          $10.317
  Accumulation Unit Value
   at end of period              $9.610           $8.607           $6.434
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         306              148               52
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $14.093          $10.646                -
  Accumulation Unit Value
   at end of period             $15.571          $14.093                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           2                1                -

                                                                    APP B-49

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2013             2012             2011
------------------------------------------------------------------------------
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.924          $10.029                -
  Accumulation Unit Value
   at end of period             $13.442           $9.924                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           4                3                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period        $9.837          $10.011                -
  Accumulation Unit Value
   at end of period             $13.186           $9.837                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.990                -                -
  Accumulation Unit Value
   at end of period              $9.952                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         160                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period        $9.977                -                -
  Accumulation Unit Value
   at end of period              $9.891                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. SMALL CAP
 EQUITY FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $12.771          $11.333          $11.543
  Accumulation Unit Value
   at end of period             $17.359          $12.771          $11.333
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          94              122              143
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $16.921          $15.173          $15.618
  Accumulation Unit Value
   at end of period             $22.759          $16.921          $15.173
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           2                3                3
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $14.342          $12.853          $12.419
  Accumulation Unit Value
   at end of period             $15.382          $14.342          $12.853
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         236              283              334
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $17.259          $15.631          $15.262
  Accumulation Unit Value
   at end of period             $18.318          $17.259          $15.631
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                1                1
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $12.196          $10.937          $11.009
  Accumulation Unit Value
   at end of period             $15.469          $12.196          $10.937
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         138              185              215
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $15.409          $13.965          $14.205
  Accumulation Unit Value
   at end of period             $19.342          $15.409          $13.965
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
LORD ABBETT GROWTH AND
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.858           $8.870           $9.525
  Accumulation Unit Value
   at end of period             $13.284           $9.858           $8.870
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         110              128              161
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $14.093          $12.815          $13.906
  Accumulation Unit Value
   at end of period             $18.793          $14.093          $12.815
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           3                4                4

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
---------------------------  -------------------------------------------------
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period             -                -                -(a)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -(a)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. SMALL CAP
 EQUITY FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.080           $7.575          $10.744
  Accumulation Unit Value
   at end of period             $11.543           $9.080           $7.575
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         143               48                1
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.415          $10.466                -
  Accumulation Unit Value
   at end of period             $15.618          $12.415                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           3                -                -
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $11.151           $8.374          $10.298
  Accumulation Unit Value
   at end of period             $12.419          $11.151           $8.374
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         381              361              169
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $13.849          $10.509                -
  Accumulation Unit Value
   at end of period             $15.262          $13.849                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                1                -
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.675           $7.906          $10.379
  Accumulation Unit Value
   at end of period             $11.009           $9.675           $7.906
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         257              228              105
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.615          $10.418                -
  Accumulation Unit Value
   at end of period             $14.205          $12.615                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
LORD ABBETT GROWTH AND
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $8.182           $6.940          $10.541
  Accumulation Unit Value
   at end of period              $9.525           $8.182           $6.940
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         183              185              154
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.071          $10.347                -
  Accumulation Unit Value
   at end of period             $13.906          $12.071                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           4                1                -

APP B-50

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2013             2012             2011
------------------------------------------------------------------------------
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $12.111          $10.433          $10.581
  Accumulation Unit Value
   at end of period             $16.391          $12.111          $10.433
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          22               19               11
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $17.226          $14.996          $15.370
  Accumulation Unit Value
   at end of period             $23.071          $17.226          $14.996
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $11.257           $9.554           $9.874
  Accumulation Unit Value
   at end of period             $14.704          $11.257           $9.554
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          31               31               31
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $15.414          $13.220          $13.807
  Accumulation Unit Value
   at end of period             $19.924          $15.414          $13.220
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $13.144          $12.383          $11.729
  Accumulation Unit Value
   at end of period             $12.865          $13.144          $12.383
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,210            1,234            1,151
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $13.500          $12.852          $12.302
  Accumulation Unit Value
   at end of period             $13.076          $13.500          $12.852
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          27               27               27
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $11.341          $10.310          $10.236
  Accumulation Unit Value
   at end of period             $13.352          $11.341          $10.310
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         314              433              435
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $13.884          $12.755          $12.797
  Accumulation Unit Value
   at end of period             $16.175          $13.884          $12.755
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $11.085           $9.648           $9.776
  Accumulation Unit Value
   at end of period             $14.904          $11.085           $9.648
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,703            2,256            2,813
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $15.126          $13.303          $13.622
  Accumulation Unit Value
   at end of period             $20.125          $15.126          $13.303
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          13               15               19
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $23.469          $20.880          $21.701
  Accumulation Unit Value
   at end of period             $29.697          $23.469          $20.880
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,191            2,402            2,971
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $21.398          $19.239          $20.206
  Accumulation Unit Value
   at end of period             $26.794          $21.398          $19.239
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         354              429              548

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
---------------------------  --------------------------------------------
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.277           $6.813          $10.633
  Accumulation Unit Value
   at end of period             $10.581           $9.277           $6.813
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           4                6                4
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $13.618          $10.107                -
  Accumulation Unit Value
   at end of period             $15.370          $13.618                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $8.981           $7.157          $10.614
  Accumulation Unit Value
   at end of period              $9.874           $8.981           $7.157
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          33               21                9
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.691          $10.220                -
  Accumulation Unit Value
   at end of period             $13.807          $12.691                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $11.034           $9.601          $10.053
  Accumulation Unit Value
   at end of period             $11.729          $11.034           $9.601
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,006              361               11
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $11.696          $10.283                -
  Accumulation Unit Value
   at end of period             $12.302          $11.696                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          33               13                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.416           $8.067          $10.269
  Accumulation Unit Value
   at end of period             $10.236           $9.416           $8.067
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         494              432              225
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $11.897          $10.299                -
  Accumulation Unit Value
   at end of period             $12.797          $11.897                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           3                -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $8.865           $7.301          $10.540
  Accumulation Unit Value
   at end of period              $9.776           $8.865           $7.301
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,925            2,590            1,150
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.483          $10.390                -
  Accumulation Unit Value
   at end of period             $13.622          $12.483                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          20               10                -
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $19.548          $15.988          $21.525
  Accumulation Unit Value
   at end of period             $21.701          $19.548          $15.988
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       3,343            3,448            3,530
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $18.394          $15.202                -
  Accumulation Unit Value
   at end of period             $20.206          $18.394                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         667              766                -

                                                                    APP B-51

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $19.270          $17.011          $17.337
  Accumulation Unit Value at end
   of period                         $24.506          $19.270          $17.011
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,580            4,367            5,476
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.999          $13.380          $13.781
  Accumulation Unit Value at end
   of period                         $18.875          $14.999          $13.380
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,197            1,649            2,091
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.354           $9.176           $9.383
  Accumulation Unit Value at end
   of period                         $13.288          $10.354           $9.176
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7               16               16
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.808          $15.052          $15.555
  Accumulation Unit Value at end
   of period                         $21.346          $16.808          $15.052
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER EQUITY INCOME
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.222           $9.116           $9.625
  Accumulation Unit Value at end
   of period                         $13.044          $10.222           $9.116
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         18               20               19
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.528          $13.994          $14.932
  Accumulation Unit Value at end
   of period                         $19.610          $15.528          $13.994
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER GLOBAL FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.325           $9.443          $10.411
  Accumulation Unit Value at end
   of period                         $14.260          $11.325           $9.443
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         41               60               76
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.613          $14.842          $16.536
  Accumulation Unit Value at end
   of period                         $21.947          $17.613          $14.842
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.290           $9.765           $9.879
  Accumulation Unit Value at end
   of period                         $14.714          $11.290           $9.765
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14               15               11
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.624          $14.530          $14.855
  Accumulation Unit Value at end
   of period                         $21.440          $16.624          $14.530
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.696          $10.882          $11.242
  Accumulation Unit Value at end
   of period                         $17.703          $12.696          $10.882
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         78              114              138
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.372          $16.779          $17.518
  Accumulation Unit Value at end
   of period                         $26.730          $19.372          $16.779
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                2                2

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.725          $12.582          $19.102
  Accumulation Unit Value at end
   of period                         $17.337          $15.725          $12.582
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      6,269            6,704            6,425
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.631          $10.213                -
  Accumulation Unit Value at end
   of period                         $13.781          $12.631                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,612            3,196                -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.670           $6.066          $10.888
  Accumulation Unit Value at end
   of period                          $9.383           $8.670           $6.066
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20               28                9
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.525          $10.269                -
  Accumulation Unit Value at end
   of period                         $15.555          $14.525                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER EQUITY INCOME
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.456           $6.432          $10.788
  Accumulation Unit Value at end
   of period                          $9.625           $8.456           $6.432
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         21               21                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.256          $10.191                -
  Accumulation Unit Value at end
   of period                         $14.932          $13.256                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER GLOBAL FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.075           $6.568          $10.601
  Accumulation Unit Value at end
   of period                         $10.411           $9.075           $6.568
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         96              104               90
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.566          $10.653                -
  Accumulation Unit Value at end
   of period                         $16.536          $14.566                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.602           $6.778          $10.565
  Accumulation Unit Value at end
   of period                          $9.879           $8.602           $6.778
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14               16               11
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.072          $10.408                -
  Accumulation Unit Value at end
   of period                         $14.855          $13.072                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.214           $6.789          $10.532
  Accumulation Unit Value at end
   of period                         $11.242           $9.214           $6.789
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        168              169               58
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.509          $10.802                -
  Accumulation Unit Value at end
   of period                         $17.518          $14.509                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                -

APP B-52

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.046          $11.798          $12.288
  Accumulation Unit Value at end
   of period                         $13.946          $13.046          $11.798
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        143              170              185
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.294          $16.718          $17.596
  Accumulation Unit Value at end
   of period                         $19.352          $18.294          $16.718
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                2                2
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.851          $10.466          $10.600
  Accumulation Unit Value at end
   of period                         $14.041          $11.851          $10.466
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                6                5
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.082          $15.245          $15.603
  Accumulation Unit Value at end
   of period                         $20.028          $17.082          $15.245
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.192           $6.776           $8.228
  Accumulation Unit Value at end
   of period                         $10.402           $8.192           $6.776
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.761          $11.503          $14.115
  Accumulation Unit Value at end
   of period                         $17.292          $13.761          $11.503
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT INTERNATIONAL VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.100           $6.713           $7.852
  Accumulation Unit Value at end
   of period                          $9.816           $8.100           $6.713
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                4               25
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.132          $11.834          $13.990
  Accumulation Unit Value at end
   of period                         $16.946          $14.132          $11.834
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.871          $10.190          $10.787
  Accumulation Unit Value at end
   of period                         $16.432          $11.871          $10.190
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.412          $15.972          $17.086
  Accumulation Unit Value at end
   of period                         $25.221          $18.412          $15.972
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.534           $8.497          $10.184
  Accumulation Unit Value at end
   of period                          $9.366           $9.534           $8.497
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         28               31               26
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.649          $16.796          $20.345
  Accumulation Unit Value at end
   of period                         $18.130          $18.649          $16.796
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.999           $7.140          $10.253
  Accumulation Unit Value at end
   of period                         $12.288          $10.999           $7.140
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        205              211               89
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.916          $10.441                -
  Accumulation Unit Value at end
   of period                         $17.596          $15.916                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                -
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.321           $6.953          $10.309
  Accumulation Unit Value at end
   of period                         $10.600           $9.321           $6.953
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                5                5
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.865          $10.452                -
  Accumulation Unit Value at end
   of period                         $15.603          $13.865                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.542           $6.103          $10.515
  Accumulation Unit Value at end
   of period                          $8.228           $7.542           $6.103
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                7
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.074          $10.691                -
  Accumulation Unit Value at end
   of period                         $14.115          $13.074                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT INTERNATIONAL VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.392           $5.908          $10.594
  Accumulation Unit Value at end
   of period                          $7.852           $7.392           $5.908
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         26               20               26
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.310          $10.750                -
  Accumulation Unit Value at end
   of period                         $13.990          $13.310                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.635           $6.621          $10.328
  Accumulation Unit Value at end
   of period                         $10.787           $8.635           $6.621
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.822          $10.710                -
  Accumulation Unit Value at end
   of period                         $17.086          $13.822                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.735           $5.104           $9.918
  Accumulation Unit Value at end
   of period                         $10.184           $8.735           $5.104
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         34               63               15
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.634          $10.413                -
  Accumulation Unit Value at end
   of period                         $20.345          $17.634                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                                                    APP B-53

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.029          $12.819          $14.467
  Accumulation Unit Value at end
   of period                         $18.324          $15.029          $12.819
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        857              434              507
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.463          $10.743          $12.252
  Accumulation Unit Value at end
   of period                         $15.037          $12.463          $10.743
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        483              666              832
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.909          $13.068          $13.295
  Accumulation Unit Value at end
   of period                         $15.024          $14.909          $13.068
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        293              335              358
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.309          $13.560          $13.942
  Accumulation Unit Value at end
   of period                         $15.266          $15.309          $13.560
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.322          $12.764          $13.838
  Accumulation Unit Value at end
   of period                         $19.874          $15.322          $12.764
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        994            2,062            2,561
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.781          $10.760          $11.789
  Accumulation Unit Value at end
   of period                         $16.406          $12.781          $10.760
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        584              859            1,127
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.889          $11.052          $12.008
  Accumulation Unit Value at end
   of period                         $16.207          $11.889          $11.052
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        373              543              620
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.983          $18.773          $20.612
  Accumulation Unit Value at end
   of period                         $26.957          $19.983          $18.773
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
TEMPLETON FOREIGN SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.459           $9.905          $15.932
  Accumulation Unit Value at end
   of period                         $14.467          $13.459           $9.905
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        568              576              609
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.519           $8.566                -
  Accumulation Unit Value at end
   of period                         $12.252          $11.519                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,036            1,383                -
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.716           $9.956           $9.912
  Accumulation Unit Value at end
   of period                         $13.295          $11.716           $9.956
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        338              274              153
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.415          $10.661                -
  Accumulation Unit Value at end
   of period                         $13.942          $12.415                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.995           $9.997          $16.223
  Accumulation Unit Value at end
   of period                         $13.838          $12.995           $9.997
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,997            3,319            3,523
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.187           $8.697                -
  Accumulation Unit Value at end
   of period                         $11.789          $11.187                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,447            1,820                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.156           $5.868          $10.728
  Accumulation Unit Value at end
   of period                         $12.008           $9.156           $5.868
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        673              847              528
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.882          $10.285                -
  Accumulation Unit Value at end
   of period                         $20.612          $15.882                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -



(a)  Inception date July 15, 2013.

                                                                         APP C-1

--------------------------------------------------------------------------------

APPENDIX C - COMPARISON AND FUND DATA


Presented below are some, but certainly not all, of the differentiating features between the individual deferred variable annuities described in this prospectus. We also offered other individual deferred variable annuities that have different sales charges arrangements, charges (i.e., mortality and expense risk charges and annual fund operating expenses), commission structures and investment options. For instance, The Director variable annuities have different charges and investment options than the comparable Core version of this variable annuity.



Not all contract variations are offered by all Financial Intermediaries. This Appendix does not constitute, and may not be used for the purposes of making, any offer or solicitation by anyone of any form of variable annuity other than as specifically provided in this prospectus.



The form of Contract you selected is identified on your contract. Consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the variable annuity product and underlying Fund prospectuses contain other information about variable annuities and investment options. Your Registered Representative can provide you with prospectuses or you can contact us to receive one. This and any of the other variable annuities referenced in this Appendix are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC. Please read the prospectus carefully before investing.


I. COMPARISON TABLE

                   MINIMUM INITIAL
                       PREMIUM
                                    NON-
              QUALIFIED           QUALIFIED
CONTRACT      CONTRACT            CONTRACT                                           SALES CHARGE
------------------------------------------------------------------------------------------------------------------------------
ACCESS         $2,000             $10,000                                                                        None
CORE           $1,000              $1,000    Year            1               2                 3                  4
                                             CDSC           7%               7%                7%                 6%
EDGE           $1,000              $1,000    Premium       $0 -          $50,000 -         $100,000 -         $250,000 -
                                                          49,999           99,999           249,999            499,999
                                             FESC          5.5%             4.5%              3.5%               2.5%
OUTLOOK        $2,000             $10,000    Year            1               2                 3                  4
                                             CDSC           7%               6%                5%                 4%
PLUS           $2,000             $10,000    Year            1               2                 3                  4
                                             CDSC           8%               8%                8%                 8%


                                                                            MORTALITY &         MAXIMUM
                                                                           EXPENSE RISK         UP-FRONT
CONTRACT                          SALES CHARGE                               CHARGE(1)         COMMISSION
--------  --------------------------------------------------------------------------------------------------
ACCESS                                                                         1.45%               2%
CORE           5                 6            7          8+
               5%               4%            3%         0%                    1.15%               7%
EDGE       $500,000 -          $1MM+
            999,999
              2.0%              1%                                             0.65%              6.5%
OUTLOOK        5+
               0%                                                              1.40%             5.75%
PLUS           5                 6            7          8          9+
               7%               6%            5%         4%         0%         1.40%              6.5%

(1) Excluded fees include administrative charges (up to 0.20%), annual maintenance fees (applies to contracts with anniversary/surrender contract values less than $50,000), premium taxes (0 - 3.5%) and optional benefit fees.

APP C-2

-------------------------------------------------------------------------------


II. INVESTMENT OPTIONS (STANDARD)



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. American Value Fund -      Seeks above-average total return over a      Invesco Advisers, Inc.
  Series II (1)                          market cycle of three to five years by
                                         investing in common stocks and other equity
                                         securities
 Invesco V.I. Balanced Risk Allocation   Seeks total return with a low to moderate    Invesco Advisers, Inc.
  Fund - Series II                       correlation to traditional financial market
                                         indices
 Invesco V.I. Core Equity Fund - Series  Seeks long-term growth of capital            Invesco Advisers, Inc.
  II
 Invesco V.I. Growth and Income Fund -   Seeks long-term growth of capital and        Invesco Advisers, Inc.
  Series II (2)                          income
 Invesco V.I. International Growth Fund  Seeks long-term growth of capital            Invesco Advisers, Inc.
  - Series II
 Invesco V.I. Money Market Fund -        Seeks to provide current income consistent   Invesco Advisers, Inc.
  Series I*                              with preservation of capital and liquidity
 Invesco V.I. Small Cap Equity Fund -    Seeks long-term growth of capital            Invesco Advisers, Inc.
  Series II
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth   Maximize total return consistent with        ABIS - AllianceBernstein Investor Services,
  Strategy Portfolio - Class B           Advisor's determination of reasonable risk   Inc.
 AllianceBernstein VPS International     Seeks long-term growth of capital            ABIS - AllianceBernstein Investor Services,
  Growth Portfolio - Class B                                                          Inc.
 AllianceBernstein VPS International     Seeks long-term growth of capital            ABIS - AllianceBernstein Investor Services,
  Value Portfolio - Class B                                                           Inc.
 AllianceBernstein VPS Small/Mid Cap     Seeks long-term growth of capital            ABIS - AllianceBernstein Investor Services,
  Value Portfolio - Class B                                                           Inc.
 AllianceBernstein VPS Value Portfolio   Seeks long-term growth of capital            ABIS - AllianceBernstein Investor Services,
  - Class B                                                                           Inc.
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund -  Seeks high total return, including income    Capital Research and Management Company
  Class 2                                and capital gains, consistent with the
                                         preservation of capital over the long term
 American Funds Blue Chip Income and     Seeks to produce income exceeding the        Capital Research and Management Company
  Growth Fund - Class 2                  average yield on U.S. stocks generally and
                                         to provide an opportunity for growth of
                                         principal consistent with sound common
                                         stock investing
 American Funds Bond Fund - Class 2      Seeks to maximize current income and         Capital Research and Management Company
                                         preservation of capital
 American Funds Global Bond Fund -       Seeks a long term high level of total        Capital Research and Management Company
  Class 2                                return consistent with prudent investment
                                         management
 American Funds Global Growth and        Seeks to provide long-term growth of         Capital Research and Management Company
  Income Fund - Class 2                  capital while providing current income
 American Funds Global Growth Fund -     Seeks to provide long-term growth of         Capital Research and Management Company
  Class 2                                capital
 American Funds Global Small             Seeks to provide long-term growth of         Capital Research and Management Company
  Capitalization Fund - Class 2          capital

                                                                     APP C-3

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 American Funds Growth Fund - Class 2    Seeks to provide long-term growth of         Capital Research and Management Company
                                         capital
 American Funds Growth-Income Fund -     Seeks to achieve long-term growth of         Capital Research and Management Company
  Class 2                                capital and income
 American Funds International Fund -     Seeks to provide long-term growth of         Capital Research and Management Company
  Class 2                                capital
 American Funds New World Fund - Class   Seeks long-term capital appreciation         Capital Research and Management Company
  2
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)           Seeks long-term capital appreciation         Fidelity Management & Research Company
  Portfolio - Service Class 2                                                         Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Dynamic Capital         Seeks capital appreciation                   Fidelity Management & Research Company
  Appreciation Portfolio - Service                                                    Sub-advised by FMR Co., Inc. and other
  Class 2                                                                             Fidelity affiliates
 Fidelity(R) VIP Growth Portfolio -      Seeks to achieve capital appreciation        Fidelity Management & Research Company
  Service Class 2                                                                     Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Mid Cap Portfolio -     Seeks long-term growth of capital            Fidelity Management & Research Company
  Service Class 2                                                                     Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Value Strategies        Seeks capital appreciation                   Fidelity Management & Research Company
  Portfolio - Service Class 2                                                         Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Flex Cap Growth VIP Fund -     Seeks capital appreciation                   Franklin Advisers, Inc.
  Class 2 (3)
 Franklin Income VIP Fund - Class 2 (4)  Seeks to maximize income while maintaining   Franklin Advisers, Inc.
                                         prospects for capital appreciation           Sub-advised by Templeton Investment
                                                                                      Counsel, LLC
 Franklin Mutual Global Discovery VIP    Seeks capital appreciation                   Franklin Mutual Advisers, LLC
  Fund - Class 2 (5)                                                                  Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 Franklin Mutual Shares VIP Fund -       Seeks capital appreciation, with income as   Franklin Mutual Advisers, LLC
  Class 2 (6)                            a secondary goal
 Franklin Small Cap Value VIP Fund -     Seeks long-term total return                 Franklin Advisory Services, LLC
  Class 2 (7)
 Franklin Small-Mid Cap Growth VIP Fund  Seeks long-term capital growth               Franklin Advisers, Inc.
  - Class 2 (8)
 Franklin Strategic Income VIP Fund -    Seeks a high level of current income, with   Franklin Advisers, Inc.
  Class 2 (9)                            capital appreciation over the long term as
                                         a secondary goal
 Templeton Developing Markets VIP Fund   Seeks long-term capital appreciation         Templeton Asset Management Ltd.
  - Class 2 (10)

APP C-4

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Templeton Foreign VIP Fund - Class 2    Seeks long-term capital growth               Templeton Investment Counsel, LLC
  (11)
 Templeton Global Bond VIP Fund - Class  Seeks high current income, consistent with   Franklin Advisers, Inc.
  2 (12)                                 preservation of capital, with capital
                                         appreciation as a secondary consideration
 Templeton Growth VIP Fund - Class 2     Seeks long-term capital growth               Templeton Global Advisors Limited
  (13)
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund  Seeks capital appreciation                   Hartford Funds Management Company, LLC
  - Class IA                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Small/Mid Cap Equity HLS Fund  Seeks long-term growth of capital            Hartford Funds Management Company, LLC
  - Class IA                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford SmallCap Growth HLS Fund -     Seeks long-term capital appreciation         Hartford Funds Management Company, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford U.S. Government Securities     Seeks to maximize total return while         Hartford Funds Management Company, LLC
  HLS Fund - Class IA                    providing shareholders with a high level of  Sub-advised by Wellington Management
                                         current income consistent with prudent       Company, LLP
                                         investment risk
HARTFORD SERIES FUND, INC.
 Hartford Balanced HLS Fund - Class IA   Seeks long-term total return                 Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Capital Appreciation HLS Fund  Seeks growth of capital                      Hartford Funds Management Company, LLC
  - Class IA                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Disciplined Equity HLS Fund -  Seeks growth of capital                      Hartford Funds Management Company, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Dividend and Growth HLS Fund   Seeks a high level of current income         Hartford Funds Management Company, LLC
  - Class IA                             consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Growth HLS Fund -       Seeks growth of capital                      Hartford Funds Management Company, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Research HLS Fund -     Seeks long-term capital appreciation         Hartford Funds Management Company, LLC
  Class IA (a)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Growth HLS Fund - Class IA     Seeks long-term capital appreciation         Hartford Funds Management Company, LLC
  (a)                                                                                 Sub-advised by Wellington Management
                                                                                      Company, LLP

                                                                     APP C-5

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Hartford High Yield HLS Fund - Class    Seeks to provide high current income, and    Hartford Funds Management Company, LLC
  IA                                     long-term total return                       Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford International Opportunities    Seeks long-term growth of capital            Hartford Funds Management Company, LLC
  HLS Fund - Class IA                                                                 Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Small Company HLS Fund -       Seeks growth of capital                      Hartford Funds Management Company, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Stock HLS Fund - Class IA      Seeks long-term growth of capital            Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Total Return Bond HLS Fund -   Seeks a competitive total return, with       Hartford Funds Management Company, LLC
  Class IA                               income as a secondary objective              Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Ultrashort Bond HLS Fund -     Seeks total return and income consistent     Hartford Funds Management Company, LLC
  Class IA (14)                          with preserving capital and maintaining      Sub-advised by Wellington Management
                                         liquidity                                    Company, LLP
 Hartford Value HLS Fund - Class IA      Seeks long-term total return                 Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio -  Seeks high current income and the            Lord, Abbett & Co. LLC
  Class VC                               opportunity for capital appreciation to
                                         produce a high total return
 Lord Abbett Calibrated Dividend Growth  Seeks current income and capital             Lord, Abbett & Co. LLC
  Portfolio - Class VC (15)              appreciation
 Lord Abbett Growth and Income           Seeks long-term growth of capital and        Lord, Abbett & Co. LLC
  Portfolio - Class VC                   income without excessive fluctuations in
                                         market value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series - Service Class    Seeks capital appreciation                   MFS Investment Management
 MFS(R) Investors Trust Series -         Seeks capital appreciation                   MFS Investment Management
  Service Class
 MFS(R) Research Bond Series - Service   Seeks total return with an emphasis on       MFS Investment Management
  Class                                  current income, but also considering
                                         capital appreciation
 MFS(R) Total Return Series - Service    Seeks total return                           MFS Investment Management
  Class
 MFS(R) Value Series - Service Class     Seeks capital appreciation                   MFS Investment Management
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation        Seeks capital appreciation                   OFI Global Asset Management, Inc.
  Fund/VA - Service Shares                                                            Sub-advised by OppenheimerFunds, Inc.

APP C-6

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Equity Income Fund/VA (16)  Seeks total return                           OFI Global Asset Management, Inc.
                                                                                      Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Global Fund/VA - Service    Seeks capital appreciation                   OFI Global Asset Management, Inc.
  Shares (17)                                                                         Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Main Street Fund(R)/VA -    Seeks capital appreciation                   OFI Global Asset Management, Inc.
  Service Shares                                                                      Sub-advised by OppenheimerFunds, Inc.
 Oppenheimer Main Street Small Cap       Seeks capital appreciation                   OFI Global Asset Management, Inc.
  Fund/VA (18)                                                                        Sub-advised by OppenheimerFunds, Inc.
PUTNAM VARIABLE TRUST
 Putnam VT Diversified Income Fund -     As high a level of current income as Putnam  Putnam Investment Management, LLC
  Class IB                               Investment Management, LLC believes is
                                         consistent with preservation of capital
 Putnam VT Global Asset Allocation Fund  Long-term return consistent with             Putnam Investment Management, LLC
  - Class IB                             preservation of capital                      Sub-advised by Putnam Advisory Company, LLC
 Putnam VT International Equity Fund -   Capital appreciation                         Putnam Investment Management, LLC
  Class IB                                                                            Sub-advised by Putnam Advisory Company, LLC
 Putnam VT International Value Fund -    Capital growth. Current income is a          Putnam Investment Management, LLC
  Class IB                               secondary objective                          Sub-advised by Putnam Advisory Company, LLC
 Putnam VT Small Cap Value Fund - Class  Capital appreciation                         Putnam Investment Management, LLC
  IB
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 UIF Mid Cap Growth Portfolio - Class    Seeks long-term capital growth by investing  Morgan Stanley Investment Management Inc.
  II                                     primarily in common stocks and other equity
                                         securities
 Fixed Accumulation Feature**            Preservation of capital                      N/A



* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.
** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
(a) Closed to new and subsequent Premium Payments and transfers of Contract Value effective at the close of business on or about June 19, 2014.




NOTES



(1)  Formerly Invesco Van Kampen V.I. American Value Fund - Series II



(2)  Formerly Invesco Van Kampen V.I. Growth and Income Fund - Series II



(3)  Formerly Franklin Flex Cap Growth Securities Fund - Class 2



(4)  Formerly Franklin Income Securities Fund - Class 2



(5)  Formerly Mutual Global Discovery Securities Fund - Class 2



(6)  Formerly Mutual Shares Securities Fund - Class 2



(7)  Formerly Franklin Small Cap Value Securities Fund - Class 2



(8)  Formerly Franklin Small-Mid Cap Growth Securities Fund - Class 2



(9)  Formerly Franklin Strategic Income Securities Fund - Class 2

                                                                     APP C-7

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(10) Formerly Templeton Developing Markets Securities Fund - Class 2



(11) Formerly Templeton Foreign Securities Fund - Class 2



(12) Formerly Templeton Global Bond Securities Fund - Class 2



(13) Formerly Templeton Growth Securities Fund - Class 2



(14) Formerly Hartford Money Market HLS Fund - Class IA



(15) Formerly Lord Abbett Capital Structure Portfolio - Class VC



(16) Formerly Oppenheimer Value Fund/VA - Service Shares



(17) Formerly Oppenheimer Global Securities Fund/VA - Service Shares



(18) Formerly Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA - Service
     Shares

                                                                     APP D-1

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APPENDIX D - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

OBJECTIVE

The objective of these two different riders is to (i) protect your investment from poor market performance; (ii) provide longevity protection through Lifetime Benefit Payments; and (iii) provide Death Benefit protection.

HOW DO THE RIDERS HELP ACHIEVE THIS GOAL?

       - LIFETIME WITHDRAWAL FEATURE. Provided you follow the rules below, the riders provide a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's Lifetime Income Eligibility Date until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are based on whether either the rider chosen:

Lifetime Income                 =      Payment Base or Contract   x      Withdrawal Percent
Builder Selects                        Value, whichever is
                                       higher
                                                - or -
Lifetime Income                 =      Payment Base               x      Withdrawal Percent
Builder Portfolios

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments (adjusted for partial Surrenders) or Contract Value as of the date due proof of death is received by us for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THE RIDERS?

The Hartford's Lifetime Income Builders Selects is closed to new investors (including existing Owners).

When you bought either rider, you provided us with the names and date of birth of the Owner, any joint Owner, Annuitant and Beneficiary. We then determine who the "Relevant Covered Life" and other "Covered Lives" will be when establishing the Withdrawal Percent.

       - A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

       - For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/ Spousal Option, the Covered Life is most often the Contract Owner, and his or her Spouse as the joint Owner or Beneficiary.

       - The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing either rider is
80. These age restrictions also apply to the Beneficiary when the Joint/Spousal Option is chosen.

DOES ELECTING EITHER RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elected either rider, you could not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR EITHER RIDER CALCULATED?

The fee for the riders is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary after your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for the riders will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

We reserve the right to increase the charge for either or both riders (and any option) up to the maximum fees described in the Synopsis at any time 12 months after either rider's effective date. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected such rider.

APP D-2

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Fee increases will not apply if (a) the age of the Relevant Covered Life is 81 or older; (b) you notify us of your election to permanently waive automatic Payment Base increases as described below; or (c) we convert your benefits based on our Minimum Amount rules defined in your Contract. This fee may not be the same as the fee that we charge new purchasers.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for either rider (or options) to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

- If you decline the fee increase, and defer withdrawals for at least five years, the Withdrawal Percentage will continue to be reset when a new age band is reached according to the rider's rules.

DOES THE PAYMENT BASE CHANGE UNDER EITHER RIDER?

Yes, your initial Payment Base is equal to your initial Premium Payment (including any Payment Enhancements, if applicable). It will fluctuate based on:

       -   automatic Payment Base increases; and

       -   subsequent Premium Payments; and

       - partial Surrenders (including partial Surrenders taken prior to the Lifetime Income Eligibility Date or if the amount of the partial Surrender exceeds either your Threshold or Lifetime Benefit Payment amount).

- Automatic Payment Base Increase: Your automatic annual Payment Base increase varies depending on whether you choose The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. The following table describes how these options operate:

                                         THE HARTFORD'S                                           THE HARTFORD'S
                                 LIFETIME INCOME BUILDER SELECTS                        LIFETIME INCOME BUILDER PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
New Payment Base     [(current Anniversary Value (prior to the rider charge   The higher of current Contract Value or Payment Base
                     being taken) divided by your prior Payment Base)]
                     multiplied by your prior Payment Base
Annual Payment Base  0% - 10%                                                 Unlimited
increase limits

  We will determine if you are eligible for annual automatic Payment Base increases on each Contract Anniversary.

  Automatic Payment Base increases will cease upon the earliest of:

    -   your Annuity Commencement Date;

    - the Contract Anniversary immediately following the Relevant Covered Life's attained age of 90; or

    -   You waive your right to receive automatic Payment Base increases.

Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under either rider. See Examples 16 and 17 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

                                                                     APP D-3

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- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis. See Examples 10 and 11 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior to the Lifetime Income Eligibility Date, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable limits as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to the Lifetime Income Eligibility Date, are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders taken after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

  See Examples 3-9 and 12-15 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

       - Covered Life Changes may also trigger a recalculation of your Payment Base, Lifetime Benefit Payment, Guaranteed Minimum Death Benefit and rider fees. See "WHAT HAPPENS IF YOU CHANGE OWNERSHIP?" below.

- Option Conversion. We reserve the right to offer a one-time only conversion from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, on or after the first Contract Anniversary after the rider has been in effect and prior to the Relevant Covered Life's reaching attained age 81. Your then current Payment Base will be your new Payment Base for the purposes of the converted rider. This conversion will go into effect on the next following Contract Anniversary. A conversion notice must be received by us in good order between 30 days prior to, or within 15 days after, a Contract Anniversary. This privilege may be withdrawn at our sole discretion at any time without prior notice. The rider fee and any associated restrictions will be based on the rider then in effect. You may rescind your election within 15 days after making your election. Upon rescission; however, your Payment Base will be reset at the LOWER of the then applicable Payment Base or the Contract Value at the time of rescission. RESCISSION OF A CONVERSION OPTION MAY THEREFORE RESULT IN A PERMANENT REDUCTION OF BENEFITS. Once rescinded, this privilege will be terminated.

- Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

IS EITHER RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, withdrawals taken prior to the Lifetime Income Eligibility Date are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish Lifetime Benefit Payments and Guaranteed Minimum Death Benefits.

As shown in the following table, the Withdrawal Percent for all partial Surrenders taken BEFORE the Lifetime Income Eligibility Date will be 5% (Single Life Option) or 4.5% (Joint/Spousal Option). In contrast, the Withdrawal Percent for partial Surrenders taken AFTER the Lifetime Income Eligibility Date will be based on the chronological age of the Relevant Covered Life at the time of the first withdrawal as shown below:

                                                 WITHDRAWAL PERCENT
                                    SINGLE LIFE                    JOINT/SPOUSAL
RELEVANT COVEREDLIFE ATTAINED AGE      OPTION                          OPTION
---------------------------------------------------------------------------------
     [LESS THAN]59 1/2 - 64             5.0%                            4.5%
            65 - 69                     5.5%                            5.0%
            70 - 74                     6.0%                            5.5%
            75 - 79                     6.5%                            6.0%
            80 - 84                     7.0%                            6.5%
            85 - 90                     7.5%                            7.0%
              90+                       8.0%                            7.5%

APP D-4

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Except as provided below, the Withdrawal Percent will be based on the chronological age of the Relevant Covered Life at the time of the first Surrender.

1. If a partial Surrender HAS NOT been taken, your new Withdrawal Percent will be effective on the next birthday that brought the Relevant Covered Life into a new Withdrawal Percent age band; or

2. If you have deferred taking partial Surrenders for five years from the date you purchased this rider, your new Withdrawal Percent will be effective on the next birthday that brings the Relevant covered Life into a new Withdrawal Percent age band. Your new Withdrawal Percent will thereafter continue to change based on the age of the Relevant Covered Life as shown on the table above regardless of whether partial Surrenders are taken after such five year period or;

3. If the preceding requirements in (1) or (2) have not been met, your new Withdrawal Percent will be effective as of the Contract Anniversary when the next automatic Payment Base increase occurs due to market performance after the birthday that brings the Relevant Covered Life into a new Withdrawal Percent age band.

If you meet the deferral requirements above, you will not forfeit your right to automatic Withdrawal Percent increases even if you decline future fee increases.

Please refer to Example 24 in The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios Examples Appendix for more information.

IS EITHER RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments adjusted for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of either rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. For Joint/Spousal election of either rider, no Death Benefit will be available when a Relevant Covered Life is the Beneficiary and the Beneficiary dies.

Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and
        (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES EITHER RIDER REPLACE THE STANDARD DEATH BENEFIT?

YES, IT PERMANENTLY REPLACES THE STANDARD DEATH BENEFIT. The Guaranteed Minimum Death Benefit differs from the standard Death Benefit in terms of how it is reduced by excess withdrawals. The standard Death Benefit is depleted proportionately for partial Surrenders in excess of the Annual Withdrawal Amount whereas the Guaranteed Minimum Death Benefit is depleted proportionately for partial Surrenders in excess of Lifetime Benefit Payments or the Threshold.

The Guaranteed Minimum Death Benefit will be reset to equal Contract Value when there is a Covered Life change that exceeds the permissible age limitation under either rider. This may also occur for the Single Life Option when the Spouse elects Spousal Contract continuation and the new Covered Life exceeds the age limit.

CAN YOU REVOKE EITHER RIDER?

No. However, a Company-sponsored exchange of either rider will not be considered to be a revocation by you of either rider.

                                                                     APP D-5

-------------------------------------------------------------------------------

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER EITHER RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER EITHER RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under either rider.

If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount (as defined in your Contract - generally, the greater of $500 or one Lifetime Benefit Payment) as a result of investment performance or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below the minimum amount, then the following will occur:

-   We will no longer accept subsequent Premium Payments; and

- You will be required to either make a full Surrender or promptly transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs (failure to do so after a reasonable amount of time being deemed as acquiescence to our reallocation of these sum to the Money Market Sub-Account); and

- Lifetime Benefit Payments will continue and Withdrawal Percent increases will continue if the Contract qualifies for the 5-year deferred provision; and

- Your Guaranteed Minimum Death Benefit will continue to be reduced by Lifetime Benefit Payments until reduced to zero at which time your Death Benefit shall be equal to your Contract Value; and

- All other privileges under this rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee and

- If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated, the rider will terminate and the Guaranteed Minimum Death Benefit will be lost.

See Examples 21 and 22 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as either rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a recalculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the applicable rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change. The charge for this rider will remain the same.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change. The charge for this rider will remain the same.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Lifetime Withdrawal Feature of either rider and continue the Guaranteed Minimum Death Benefit only. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of either rider at the time of the change, or we no longer offer either rider, then either rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

APP D-6

-------------------------------------------------------------------------------

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer such rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Lifetime Withdrawal Feature will terminate. The charge for either rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer such rider, then we will use the attained age of the older Covered Life as of the date of the Covered Life change to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer such rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

                                                                     APP D-7

-------------------------------------------------------------------------------

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and such rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Feature, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

Either rider is designed to facilitate the continuation of your rights under the rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue either rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date; and

-   The Lifetime Benefit Payment will be recalculated.

The remaining Covered Life can not name a new owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.

See Examples 18 and 19 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity

APP D-8

-------------------------------------------------------------------------------

Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our Minimum Amount rule then in effect.

If your Contract Value is reduced below our Minimum Amount rule (as defined in your Contract), then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 1/2 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 1/2 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

                                                                     APP D-9

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ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes, as described in the following table:


Lifetime Income Builder    We reserve the right to prohibit investment in certain Funds or require you to allocate your Contract
Selects                    Value only to certain Funds or in accordance with one of a number of model portfolios or Programs. We also reserve the right to limit the Funds into which you may allocate your Contract Value.
Lifetime Income Builder    Your Contract Value must be invested in one or more Programs and in an approved model portfolio,
Portfolios                 Funds or other investment vehicles established from time to time. Permissible portfolios, Funds,
                           Programs or other investment vehicles are described in your application and other communications. Not all model portfolios or Programs are available through all Financial Intermediaries.
                           Subject to applicable law we may, in our sole discretion, add, replace or alter Funds, Programs and model portfolios from time to time. You will be provided with advance notification of any investment restriction changes. Changes may be made on a prospective basis with respect to any additional
                           Premium Payments received.
                           While you may switch from model portfolio to model portfolio, you can not pick and choose Funds within any model portfolios nor may you specify which Funds should be redeemed to satisfy the
                           Lifetime Withdrawal Feature. You may provide written investment instructions to invest Contract Value in a manner that violates these investment restrictions. Any such action will; however, result in the termination of your rights under either rider.


Investments within model portfolios will fluctuate in value and may be worth more or less than your original investment. We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions. Please refer to each Fund's investment objectives, policies and restrictions and the risks of investing in each Fund as described in this prospectus and the prospectus for each Fund.

If your Lifetime Withdrawal Feature is revoked due to failure to comply with the investment restrictions, You will have a one time opportunity to reinstate the Lifetime Withdrawal Feature on your rider. There is a thirty calendar day reinstatement period that will begin from the date Your Lifetime Withdrawal Feature is revoked. During the reinstatement period if you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change your opportunity to reinstate will be terminated.

Upon reinstatement of your Lifetime Withdrawal Feature under either rider, Your Payment Base will be reset at the lower of the Payment Base prior to the revocation and Contract Value as of the date of the reinstatement. Your Withdrawal Percentage will be set equal to the Withdrawal Percentage prior to the Lifetime Withdrawal Feature revocation; unless, if within the reinstatement period You reach a new age band and no partial Surrenders have been taken, then the Withdrawal Percentage will be set equal to the appropriate percentage based on the attained age of the Relevant Covered Life. Your Lifetime Benefit Payment will be recalculated based on the Lifetime Withdrawal Feature values as of the date of the reinstatement. We will deduct a prorated rider charge on your Contract Anniversary following the reinstatement for the time period between the reinstatement date and your first Contract Anniversary following the reinstatement.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. The restrictions are not currently enforced.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

The riders may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under either rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

APP D-10

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- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the then current maximum Lifetime Benefit Payment or Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, the Death Benefit will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize, you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- If you had elected the conversion option from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, and subsequently rescinded that election, your Payment Base will be set to the lower of the Payment Base or the Contract Value on the date of the rescission and therefore your old Payment Base will not be restored. The Death Benefit will also be set to the lower of the Guaranteed Minimum Death Benefit and the Contract Value on the date of the rescission.

- Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of either rider.

- While there is no minimum age for electing either rider, withdrawals taken prior to the Lifetime Income Eligibility Date will reduce, or can even eliminate guaranteed Lifetime Benefit Payments. PAYMENTS TAKEN PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE ARE NOT GUARANTEED TO LAST FOR A LIFETIME. Either rider may not be suitable if a Covered Life is under attained age 59 1/2.

- The determination of the Relevant Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate either or both riders post-election based on your violation of benefit rules and may otherwise withdraw such rider (or any option) for new sales at any time. In the event that either rider (or any option) is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated and the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Unless otherwise provided, you may select either rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect either rider you will not be eligible to elect optional riders other than MAV or MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under either rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for either rider may increase any time after 12 months from either rider's effective date. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- We do not automatically increase payments under the Automatic Income Program If your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

                                                                     APP E-1

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APPENDIX E - THE HARTFORD'S PRINCIPAL FIRST

OBJECTIVE

Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier)(these dates are called "election dates" in this section). Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will not accept any election request prior to an election date. You may not post-date your election.

- If an election form is received in good order on or after an election date, the step-up will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you can not ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

WHEN CAN YOU BUY THIS RIDER?


The Hartford's Principal First rider is closed to new investors and post issue election.


DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?


Yes. If you elected this rider, you could not elect any riders other than MAV Plus (MAV only in applicable states).


HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.

We will recalculate the charge each time that you step-up your Benefit Amount. The fee at the time of step-up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.

We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you elect to step-up your Benefit Amount. Subject to limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of ownership of this Contract.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-up (or sooner

APP E-2

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upon Spousal Contract continuation); you (or your Spouse if Spousal Contract continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value.

Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. (Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments.) Your Benefit Amount can never be more than $5 million.

You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on step-up dates.

See Example 1 under The Hartford's Principal First in Appendix A.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment. See Examples 2 and 3 under The Hartford's Principal First in Appendix A.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE. Any time we recalculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding establishments for subsequent Premium Payments), are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  The Contract Value immediately following the partial Surrender; or

       (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

See Examples 2 and 6 under The Hartford's Principal First in Appendix A.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

                                                                     APP E-3

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WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable CDSC.

If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments. You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 7% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PF Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed dollar amount Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

APP E-4

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CAN WE AGGREGATE CONTRACTS?

We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.

- Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.

- Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- The fee for this rider may increase if and when a step-up is elected. There are no assurances as to the fee we will be charging at the time of each step-up. This is subject to the maximum fee disclosed in the Synopsis and this section.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

-   Withdrawals can deplete and even eliminate death benefits.

- We do not automatically increase payments under the Automatic Income Program If your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

                                                                     APP F-1

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APPENDIX F - THE HARTFORD'S LIFETIME INCOME FOUNDATION

OBJECTIVE

Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary multiplied by the applicable Withdrawal Percent. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT. See Examples 1-14 under The Hartford's Lifetime Income Foundation in Appendix A.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Foundation is closed to new investors and post-issue election.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
80. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 81.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would

APP F-2

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otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on:

- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. See Examples 1-14 under The Hartford's Lifetime Income Foundation in Appendix A.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar

                                                                     APP F-3

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       basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

Yes. Anytime following the earlier of Spousal Contract continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits. A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

Please refer to the discussion under "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments. See Examples 4, 6-8 and 11-14 under The Hartford's Lifetime Income Foundation in Appendix A.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

APP F-4

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You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

                                                                     APP F-5

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The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues
Annuitant                        Contract Owner is any            There is no Contingent           Contract Owner receives Death
                                 non-natural entity               Annuitant                        Benefit and this rider
                                                                                                   terminates

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

APP F-6

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CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect. By annuitizing your Contract and choosing an income option, you will be exchanging your accumulated savings and Death Benefits for a guaranteed income stream.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

                                                                     APP F-7

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If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code
Section 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?


Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value. We may also prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.


ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. The Return of Premium II rider is closed to new investors. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

APP F-8

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CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or be able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

                                                                     APP F-9

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- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

- We do not automatically increase payments under the Automatic Income Program If your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

                                                                     APP G-1

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APPENDIX G - THE HARTFORD'S LIFETIME INCOME BUILDER II

OBJECTIVE

Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, multiplied by the applicable Withdrawal Percent. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT. See Examples 1-16 under The Hartford's Lifetime Income Builder II in Appendix A.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Builder II is closed to new investors and post issue election.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
75. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 76.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. Fee increases will

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not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us of your election to permanently waive automatic Payment Base increases. This fee may not be the same as the fee that we charge new purchasers.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives.

See Examples 15 and 16 under The Hartford's Lifetime Income Builder II in Appendix A.


- Automatic Payment Base increases. Your Payment Base may fluctuate based on annual "automatic Payment Base increases." You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80. Automatic Payment Base increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Payment Base increases will not take place if the investment performance of your Sub-Accounts is neutral or negative.


See Examples 9 and 10 under The Hartford's Lifetime Income Builder II in Appendix A.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

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    C. For any partial Surrender that first causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. See Examples 4, 6-8 and 11-14 under The Hartford's Lifetime Income Builder II in Appendix A.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance:

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issuance to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years. See Examples 1-6 and 11-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse. See Examples 9 and 10 under The Hartford's Lifetime Income Builder II.

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DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments. See Examples 7, 8 and 10 - 14 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change; or

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    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

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CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

See Example 17 under The Hartford's Lifetime Income Builder II in Appendix A.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

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If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?


Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value. We may prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.


To the extent permitted by law, we may modify, add, delete, or substitute, the asset allocation models, investment pro-grams, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.

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EXCEPT AS PROVIDED BELOW, FAILURE TO COMPLY WITH THE INVESTMENT RESTRICTIONS WILL RESULT IN TERMINATION OF THE RIDER. IF THE RIDER IS TERMINATED BY US FOR VIOLATION OF APPLICABLE INVESTMENT RESTRICTIONS, WE WILL ASSESS A PRO-RATED SHARE OF THE RIDER CHARGE AND WILL NO LONGER ASSESS A RIDER CHARGE THEREAFTER. TERMINATION OF THE RIDER WILL NOT TERMINATE ANY CONCURRENT GUARANTEED MINIMUM DEATH BENEFIT RIDER.

If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have one opportunity to rein-state the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a thirty calendar day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial

Surrender or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the termination or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to termination unless during the reinstatement period the relevant Covered Life qualifies for a new age band.

Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

See Examples 9 and 10 under The Hartford Lifetime Income Builder II in Appendix
A.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

                                                                     APP G-9

-------------------------------------------------------------------------------

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time. In the event that this rider is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the Standard Death Benefits or able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

- We do not automatically increase payments under the Automatic Income Program If your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

                                                                     APP H-1

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APPENDIX H - OPTIONAL RIDER INVESTMENT RESTRICTIONS(PERCENTAGE ALLOCATIONS APPLY
                         TO VALUE IN THE SUB-ACCOUNTS)

   A. Invesment Resrictions for: Lifetime Income Foundation, Lifetime Income
                  Builder II, Lifetime Income Builder Selects)

                     (Applicable to the following products:
   Hartford Leaders IV, Hartford Leaders Plus IV, Hartford Leaders Access IV,
                                    Hartford
               Leaders Edge IV, and Hartford Leaders Outlook IV)
   You must allocate your Sub-Account Value in accordance with the following investment restrictions on and after October 4, 2013 and you must elect to rebalance your allocations quarterly:

                                (1) SELF SELECT

CATEGORY 1:      FIXED INCOME     RULE: MINIMUM 40% OF ALLOCATION MAXIMUM OF 100% OF ALLOCATION*
CATEGORY 2:      ACCEPTABLE INVESTMENT OPTIONS (EQUITY OR MULTI-ASSET)    RULE: MAXIMUM 60% OF
                 ALLOCATION, MAXIMUM 20% IN ANY ONE FUND
CATEGORY 3:      LIMITED INVESTMENT OPTIONS (EQUITY, MULTI-ASSET, OR BOND)    RULE: MAXIMUM 20%
                 OF ALLOCATION, MAXIMUM OF 10% IN ANY ONE FUND

CATEGORY 1: FIXED INCOME    RULE: MINIMUM 40% OF ALLOCATION MAXIMUM OF 100% OF
ALLOCATION*

American Funds Bond HLS Fund
Hartford Ultrashort Bond HLS Fund
Hartford Total Return Bond HLS Fund
Hartford U.S. Government Securities HLS Fund
Invesco V.I. Money Market Fund
MFS Research Bond Series

* If you have 100% allocation to the Fixed Accumulation Feature (FAF) on and after October 4, 2013 you will comply with these investment restrictions for as long as your allocation remains at 100% to the FAF. Please remember that effective October 4 2013, the FAF was closed to new allocations or Premium Payments (with limited state exclusions). Therefore, if you move any money out of the FAF and into the Sub-Accounts you will not be able to move it back into the FAF AND your Sub-Account allocations must comply with these investment restrictions in order to prevent the termination of your living benefit rider.

CATEGORY 2: ACCEPTABLE INVESTMENT OPTIONS (EQUITY OR MULTI-ASSET)    RULE:
MAXIMUM 60% OF ALLOCATION, MAXIMUM 20% IN ANY ONE FUND

AllianceBernstein VPS Balanced Wealth Strategy Portfolio
AllianceBernstein VPS International Growth Portfolio
AllianceBernstein VPS International Value Portfolio
AllianceBernstein VPS Value Portfolio
American Funds Asset Allocation HLS Fund
American Funds Blue Chip Income and Growth HLS Fund
American Funds Global Growth and Income HLS Fund
American Funds Global Growth HLS Fund
American Funds Growth HLS Funds
American Funds Growth-Income HLS Funds
Fidelity VIP Contrafund Portfolio
Fidelity VIP Dynamic Capital Appreciation Portfolio
Fidelity VIP Growth Portfolio
Franklin Flex Cap Growth VIP Fund
Franklin Income VIP Fund
Hartford Balanced HLS Fund
Hartford Capital Appreciation HLS Fund
Hartford Disciplined Equity HLS Fund
Hartford Dividend and Growth HLS Fund
Hartford Global Growth HLS Fund
Hartford Global Research HLS Fund

APP H-2

-------------------------------------------------------------------------------

Hartford Growth HLS Fund
Hartford Growth Opportunities HLS Fund
Hartford Stock HLS Fund
Hartford Value HLS Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Balanced Risk Allocation Fund
Invesco V.I. Core Equity Fund
Invesco V.I. International Growth Fund
Invesco V.I. Growth and Income Fund

Lord Abbett Calibrated Dividend Growth Portfolio
Lord Abbett Growth and Income Portfolio
MFS Growth Series
MFS Investors Trust Series
MFS Total Return Series
MFS Value Series
Franklin Mutual Global Discovery VIP Fund
Franklin Mutual Shares VIP Fund
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Equity Income Fund/VA
Oppenheimer Main Street Fund/VA
Putnam VT Global Asset Allocation Fund
Putnam VT International Equity Fund
Putnam VT International Value Fund
Templeton Foreign VIP Fund

CATEGORY 3: LIMITED INVESTMENT OPTIONS (EQUITY, MULTI-ASSET, OR BOND)    RULE:
MAXIMUM 20% OF ALLOCATION, MAXIMUM OF 10% IN ANY ONE FUND

AllianceBernstein VPS Small/Mid Cap Value Portfolio
American Funds Global Bond HLS Fund
American Funds Global Small Capitalization HLS Fund
American Funds International HLS Fund
American Funds New World HLS Fund
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income VIP Fund
Hartford High Yield HLS Fund
Hartford International Opportunities HLS Fund
Hartford Small Company HLS Fund
Hartford Small/Mid Cap Equity HLS Fund
Hartford SmallCap Growth HLS Fund
Invesco V.I. Small Cap Equity Fund
Invesco V.I. American Value Fund
Lord Abbett Bond-Debenture Portfolio
Oppenheimer Main Street Small Cap Fund/VA
Putnam VT Diversified Income Fund
Putnam VT Small Cap Value Fund
Templeton Developing Markets VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
UIF Mid Cap Growth Portfolio

                                                                     APP H-3

-------------------------------------------------------------------------------

                          (2) ASSET ALLOCATIONS MODELS

                                                                       HARTFORD LIB & LIF RIDERS
FUND                                              CONSERVATIVE 2            BALANCED 2            MODERATE GROWTH 2
---------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund                      2%                     0%                       0%
Invesco V.I. Small Cap Equity Fund                          2%                     3%                       2%
American Funds Growth HLS Fund                              4%                     6%                       7%
American Funds International HLS Fund                       3%                     4%                       5%
Fidelity VIP Mid Cap Portfolio                              2%                     3%                       3%
Franklin Small Cap Value VIP Fund                           0%                     0%                       2%
Franklin Strategic Income VIP Fund                          3%                     2%                       0%
Hartford Capital Appreciation HLS Fund                      4%                     5%                       6%
Hartford Disciplined Equity HLS Fund                        6%                     7%                       8%
Hartford Growth Opportunities HLS Fund                      4%                     5%                       6%
Hartford High Yield HLS Fund                                4%                     2%                       0%
Hartford International Opportunities HLS Fund               2%                     3%                       4%
Hartford Total Return Bond HLS Fund                        25%                    22%                      20%
MFS Research Bond Series                                   24%                    22%                      20%
MFS Value Series                                            5%                     6%                       7%
Franklin Mutual Shares VIP Fund                             4%                     5%                       6%
Templeton Foreign VIP Fund                                  2%                     3%                       4%
Templeton Global Bond VIP Fund                              4%                     2%                       0%
TOTAL                                                     100%                   100%                     100%

APP H-4

-------------------------------------------------------------------------------

                             (3) INVESTMENT MODELS

INVESTMENT MODEL OPTION A: HARTFORD

Hartford Total Return Bond HLS Fund                           40%
Hartford Capital Appreciation HLs Fund                        20%
Hartford Dividend and Growth HLS Fund                         20%
Hartford Small Company HLS Fund                               10%
Hartford International Opportunities HLS Fund                 10%
TOTAL                                                        100%

INVESTMENT MODEL OPTION B: FRANKLIN

MFS Research Bond Series                                      40%
Franklin Small-Mid Cap Growth VIP Fund                        10%
Templeton Growth VIP Fund                                     10%
Franklin Mutual Shares VIP Fund                               20%
Franklin Mutual Global Discovery VIP Fund                     20%
TOTAL                                                        100%

INVESTMENT MODEL OPTION C: AMERICAN

American Funds Bond HLS Fund                                  40%
American Funds Global Small Capitalization HLS Fund           10%
American Funds Growth HLS Fund                                20%
American Funds Growth-Income HLSFund                          20%
American Funds International HLS Fund                         10%
TOTAL                                                        100%

INVESTMENT MODEL OPTION D: DIVERSIFIVE

MFS Research Bond Series                                     40%
Hartford Dividend & Growth HLS Fund                          20%
MFS Growth Series                                            20%
Templeton Foreign VIP Fund                                   10%
Invesco V.I. International Growth Fund                       10%
TOTAL                                                       100%

B. INVESTMENT RESTRICTIONS FOR: THE HARFORD'S LIFETIME INCOME BUILDER PORTFOLIOS


       (APPLICABLE FOR: HARTFORD LEADERS IV AND HARTFORD LEADERS EDGE IV)


               (1) INVESTMENT STRATEGY MODELS (EFFECTIVE 5/1/08)

HARTFORD CHECKS AND BALANCES

Hartford Capital Appreciation HLS Fund                                       33%
Hartford Dividend and Growth HLS Fund                                        33%
Hartford Total Return Bond HLS Fund                                          34%
TOTAL                                                                       100%

                                                                     APP H-5

-------------------------------------------------------------------------------

FRANKLIN FOUNDING INVESTMENT STRATEGY

Franklin Income VIP Fund                                                      34%
Franklin Mutual Shares VIP Fund                                               33%
Templeton Growth VIP Fund                                                     33%
TOTAL                                                                        100%

AMERICAN GROWTH FOUNDATION STRATEGY

American Funds Bond HLS Fund                                                  25%
American Funds Global Small Cap HLS Fund                                      10%
American Funds Growth & Income HLS Fund                                       25%
American Funds Growth HLS Fund                                                25%
American Funds International HLS Fund                                         15%
TOTAL                                                                        100%

CORE FOUR STRATEGY

American Funds International HLS Fund                                         25%
Franklin Income VIP Fund                                                      25%
Hartford Growth Opportunities HLS Fund                                        25%
Hartford total Return Bond HLS Fund                                           25%
TOTAL                                                                        100%

                 (2) PORTFOLIO PLANNER ASSET ALLOCATION MODELS

FUND                                         BALANCED       MODERATE GROWTH         GROWTH
----------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund
 S2                                               3%                 4%                 3%
AllianceBernstein VPS International
 Value Portfolio                                  3%                 4%                 3%
American Funds Bond HLS Fund                     10%                 7%                 0%
American Funds Growth HLS Fund                    6%                 7%                 8%
American Funds International HLS Fund             4%                 5%                 5%
Fidelity VIP Mid Cap Portfolio                    3%                 3%                 2%
Franklin Small Cap Value VIP Fund                 0%                 2%                 2%
Franklin Strategic Income VIP Fund               10%                 9%                 8%
Hartford Capital Appreciation HLS Fund            5%                 6%                 7%
Hartford Disciplined Equity HLS Fund              7%                 8%                 9%
Hartford Growth Opportunities HLS Fund            5%                 6%                 7%
Hartford International Opportunities HLS
 Fund                                             0%                 0%                 4%
Hartford Total Return Bond HLS Fund              10%                10%                10%
Lord Abbett Bond-Debenture Portfolio              5%                 5%                 5%
MFS Value Series                                  6%                 7%                 8%
Mutual Shares Securities Fund                     5%                 6%                 7%
Oppenheimer Main Street Small Cap
 Fund/VA                                          3%                 2%                 3%
Putnam VT Diversified Income Fund                10%                 9%                 7%
Templeton Global Bond VIP Fund                    5%                 0%                 0%
UIF Mid Cap Growth Portfolio                      0%                 0%                 2%
TOTAL                                           100%               100%               100%

APP H-6

-------------------------------------------------------------------------------

         PORTFOLIO PLANNER ASSET ALLOCATION MODELS (EFFECTIVE 10/19/09)


FUND                                         BALANCED       MODERATE GROWTH         GROWTH
----------------------------------------------------------------------------------------------
AllianceBernsteinVPS Small/Mid-Cap Value          0                  0                  2
American Funds Growth HLS Fund                    6                  7                  8
American Funds International HLS Fund             4                  5                  5
Fidelity VIP Mid Cap                              3                  3                  2
Franklin Small Cap Value VIP Fund                 0                  2                  2
Franklin Strategic Income VIP Fund                4                  4                  3
Hartford Capital Appreciation HLS Fund            5                  6                  7
Hartford Disciplined Equity HLS Fund              7                  8                  9
Hartford Growth Opportunities HLS Fund            5                  6                  7
Hartford High Yield HLS Fund                      5                  5                  5
Hartford Intl Opportunities HLS Fund              0                  0                  4
Hartford Total Return Bond HLS Fund              17                 12                  7
Invesco V.I. International Growth S2              3                  4                  3
Invesco V.I. Small Cap Equity Fund                3                  2                  3
MFS Research Bond Series                         17                 13                 10
MFS Value Series                                  6                  7                  8
Franklin Mutual Shares VIP Fund                   5                  6                  7
Templeton Foreign VIP Fund                        3                  4                  3
Templeton Global Bond VIP Fund                    7                  6                  5
Total                                           100%               100%               100%

To obtain a Statement of Additional Information, please complete the form below and mail to:

     Hartford Life Insurance Company/Hartford Life and
     Annuity Insurance Company
     PO Box 14293
     Lexington, KY 40512-4293

Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

Contract Name
Issue Date

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                             SEPARATE ACCOUNT SEVEN

                          HARTFORD LEADERS FOUNDATION

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293


Date of Prospectus: May 1, 2014
Date of Statement of Additional Information: May 1, 2014


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         4
  Performance Comparisons                                                      4
ACCUMULATION UNIT VALUES                                                       5
FINANCIAL STATEMENTS                                                        SA-1

2

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory-basis financial statements of Hartford Life and Annuity Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report (which report expresses an unmodified opinion in accordance with accounting practices prescribed and permitted by the Insurance Department of the State of Connecticut), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the registration statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2013: $52,162,456; 2012: $53,516,439; and 2011: $41,740,406.



PERFORMANCE RELATED INFORMATION


The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

-------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the later of the date of inception of the underlying fund or Separate Account for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return includes the impact of a minimum 1% sales charge, if applicable, and the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

A Sub-Account may advertise non-standardized total returns for periods predating its inception as an investment option in this vari-able annuity. Such non-standardized total returns reflect the adjusted historical returns of the underlying Fund in which the Sub-Account invests, as adjusted for certain Separate Account annual expenses (Mortality and Expense Risk Charges and Administrative Fees), but excludes adjustments for optional riders or deductions for Annual Maintenance Fees, sales charges, premium taxes and federal/state taxes (including possible penalties). To the extent that a Sub-Account invests in a Feeder Fund (a Feeder Fund is a fund that invests all of its assets into a corresponding Master Fund), the Feeder Fund's performance for periods pre-dating the inception of the Feeder Fund and/or its inclusion within a Separate Account may include the performance of the Master Fund since the inception of the Master Fund, as adjusted for the Feeder Fund's operating expenses. In such case, the performance of a Feeder Fund will be lower than the corresponding Master Fund because of Feeder Fund operating expenses. Performance may include the effect of waiv-ers and reimbursements, in the absence of which performance may have been lower.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

4

-------------------------------------------------------------------------------

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Values are shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.


CORE SHARES



                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.514           $9.399           $9.827
  Accumulation Unit Value at end
   of period                         $12.061          $10.514           $9.399
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         19               21               22
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.362           $9.292           $9.744
  Accumulation Unit Value at end
   of period                         $11.852          $10.362           $9.292
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        529              978            1,123
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.263           $9.221           $9.689
  Accumulation Unit Value at end
   of period                         $11.714          $10.263           $9.221
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.575          $13.128          $13.830
  Accumulation Unit Value at end
   of period                         $16.595          $14.575          $13.128
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.115           $9.116           $9.607
  Accumulation Unit Value at end
   of period                         $11.511          $10.115           $9.116
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        121              251              323
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.397          $13.007          $13.743
  Accumulation Unit Value at end
   of period                         $16.344          $14.397          $13.007
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         52               51               68
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.832           $6.889           $8.317
  Accumulation Unit Value at end
   of period                          $8.757           $7.832           $6.889
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $7.720           $6.810           $8.247
  Accumulation Unit Value at end
   of period                          $8.605           $7.720           $6.810
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         76              193              306
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.645           $6.758           $8.200
  Accumulation Unit Value at end
   of period                          $8.505           $7.645           $6.758
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.970          $13.266          $16.137
  Accumulation Unit Value at end
   of period                         $16.611          $14.970          $13.266
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.535           $6.681           $8.131
  Accumulation Unit Value at end
   of period                          $8.358           $7.535           $6.681
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         23               96              133
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.787          $13.143          $16.036
  Accumulation Unit Value at end
   of period                         $16.360          $14.787          $13.143
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20                8                8

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.031           $7.355          $10.402
  Accumulation Unit Value at end
   of period                          $9.827           $9.031           $7.355
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         32               20                6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.982           $7.337          $10.397
  Accumulation Unit Value at end
   of period                          $9.744           $8.982           $7.337
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,192            1,058              595
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.949           $7.325          $10.393
  Accumulation Unit Value at end
   of period                          $9.689           $8.949           $7.325
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.805          $10.507                -
  Accumulation Unit Value at end
   of period                         $13.830          $12.805                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.900           $7.307          $10.388
  Accumulation Unit Value at end
   of period                          $9.607           $8.900           $7.307
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        364              356              273
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.763          $10.504                -
  Accumulation Unit Value at end
   of period                         $13.743          $12.763                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         59               48                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.486           $5.450          $10.462
  Accumulation Unit Value at end
   of period                          $8.317           $7.486           $5.450
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $7.445           $5.436          $10.457
  Accumulation Unit Value at end
   of period                          $8.247           $7.445           $5.436
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        331              372              337
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.418           $5.427          $10.454
  Accumulation Unit Value at end
   of period                          $8.200           $7.418           $5.427
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.634          $10.733                -
  Accumulation Unit Value at end
   of period                         $16.137          $14.634                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.378           $5.414          $10.449
  Accumulation Unit Value at end
   of period                          $8.131           $7.378           $5.414
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        135              154              118
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.586          $10.730                -
  Accumulation Unit Value at end
   of period                         $16.036          $14.586                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8               11                -

6

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $6.276           $5.570           $7.008
  Accumulation Unit Value at end
   of period                          $7.599           $6.276           $5.570
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         17               27               29
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $6.185           $5.507           $6.949
  Accumulation Unit Value at end
   of period                          $7.467           $6.185           $5.507
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,021            1,789            2,011
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $6.126           $5.465           $6.910
  Accumulation Unit Value at end
   of period                          $7.381           $6.126           $5.465
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.578          $11.249          $14.259
  Accumulation Unit Value at end
   of period                         $15.117          $12.578          $11.249
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $6.038           $5.402           $6.851
  Accumulation Unit Value at end
   of period                          $7.253           $6.038           $5.402
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        158              265              308
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.425          $11.145          $14.170
  Accumulation Unit Value at end
   of period                         $14.888          $12.425          $11.145
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         71               78               80
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.395          $10.604          $11.763
  Accumulation Unit Value at end
   of period                         $16.831          $12.395          $10.604
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         23               26               27
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.216          $10.483          $11.663
  Accumulation Unit Value at end
   of period                         $16.539          $12.216          $10.483
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        200              376              473
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.099          $10.403          $11.597
  Accumulation Unit Value at end
   of period                         $16.347          $12.099          $10.403
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.631          $16.922          $18.912
  Accumulation Unit Value at end
   of period                         $26.459          $19.631          $16.922
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.925          $10.284          $11.499
  Accumulation Unit Value at end
   of period                         $16.064          $11.925          $10.284
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         50               74               93
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.392          $16.766          $18.794
  Accumulation Unit Value at end
   of period                         $26.058          $19.392          $16.766
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         30               15               20
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.104           $7.987           $8.413
  Accumulation Unit Value at end
   of period                         $12.260           $9.104           $7.987
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $6.811           $5.138          $10.787
  Accumulation Unit Value at end
   of period                          $7.008           $6.811           $5.138
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         32               20                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $6.773           $5.125          $10.781
  Accumulation Unit Value at end
   of period                          $6.949           $6.773           $5.125
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,973            1,988            1,059
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $6.749           $5.117          $10.778
  Accumulation Unit Value at end
   of period                          $6.910           $6.749           $5.117
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.961          $10.612                -
  Accumulation Unit Value at end
   of period                         $14.259          $13.961                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $6.712           $5.104          $10.772
  Accumulation Unit Value at end
   of period                          $6.851           $6.712           $5.104
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        298              288              232
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.916          $10.609                -
  Accumulation Unit Value at end
   of period                         $14.170          $13.916                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         83               70                -
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.418           $6.692          $10.795
  Accumulation Unit Value at end
   of period                         $11.763           $9.418           $6.692
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         28                2                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.367           $6.675          $10.790
  Accumulation Unit Value at end
   of period                         $11.663           $9.367           $6.675
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        599              407              287
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.332           $6.664          $10.786
  Accumulation Unit Value at end
   of period                         $11.597           $9.332           $6.664
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.257          $10.921                -
  Accumulation Unit Value at end
   of period                         $18.912          $15.257                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.281           $6.647          $10.781
  Accumulation Unit Value at end
   of period                         $11.499           $9.281           $6.647
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         79               60               41
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.207          $10.918                -
  Accumulation Unit Value at end
   of period                         $18.794          $15.207                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         24                6                -
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.653           $6.409          $10.566
  Accumulation Unit Value at end
   of period                          $8.413           $7.653           $6.409
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                3                6

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.973           $7.895           $8.342
  Accumulation Unit Value at end
   of period                         $12.048           $8.973           $7.895
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         33               40               85
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.887           $7.835           $8.295
  Accumulation Unit Value at end
   of period                         $11.908           $8.887           $7.835
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                2
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.364          $12.696          $13.474
  Accumulation Unit Value at end
   of period                         $19.199          $14.364          $12.696
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.759           $7.746           $8.225
  Accumulation Unit Value at end
   of period                         $11.701           $8.759           $7.746
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                3                4
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.189          $12.579          $13.390
  Accumulation Unit Value at end
   of period                         $18.908          $14.189          $12.579
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                4
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.611          $14.491          $14.500
  Accumulation Unit Value at end
   of period                         $20.271          $16.611          $14.491
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,535            5,576            6,532
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $14.744          $12.901          $12.947
  Accumulation Unit Value at end
   of period                         $17.939          $14.744          $12.901
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,602            3,513            4,342
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.743          $12.925          $12.998
  Accumulation Unit Value at end
   of period                         $17.901          $14.743          $12.925
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,843            4,076            5,287
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.070          $12.366          $12.467
  Accumulation Unit Value at end
   of period                         $17.041          $14.070          $12.366
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,268            1,104            1,023
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.895          $12.218          $12.324
  Accumulation Unit Value at end
   of period                         $16.821          $13.895          $12.218
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,890            2,549            3,199
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.880          $12.236          $12.373
  Accumulation Unit Value at end
   of period                         $16.761          $13.880          $12.236
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,417            1,108            1,129
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.184           $1.054           $1.078
  Accumulation Unit Value at end
   of period                          $1.554           $1.184           $1.054
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     26,829           43,423           51,731
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.143           $1.020           $1.047
  Accumulation Unit Value at end
   of period                          $1.496           $1.143           $1.020
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     15,646           22,755           28,197

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $7.612           $6.393          $10.560
  Accumulation Unit Value at end
   of period                          $8.342           $7.612           $6.393
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         58               69               41
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.584           $6.383          $10.557
  Accumulation Unit Value at end
   of period                          $8.295           $7.584           $6.383
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.350          $10.420                -
  Accumulation Unit Value at end
   of period                         $13.474          $12.350                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.542           $6.367          $10.552
  Accumulation Unit Value at end
   of period                          $8.225           $7.542           $6.367
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                4                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.310          $10.417                -
  Accumulation Unit Value at end
   of period                         $13.390          $12.310                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                3                -
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.063          $10.679          $14.814
  Accumulation Unit Value at end
   of period                         $14.500          $13.063          $10.679
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,393            7,917            8,905
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.700           $9.593          $13.334
  Accumulation Unit Value at end
   of period                         $12.947          $11.700           $9.593
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,094            6,277            8,084
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.769           $9.670          $13.458
  Accumulation Unit Value at end
   of period                         $12.998          $11.769           $9.670
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      6,590            7,702            8,537
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.316           $9.321                -
  Accumulation Unit Value at end
   of period                         $12.467          $11.316                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        795              382                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.192           $9.223          $12.862
  Accumulation Unit Value at end
   of period                         $12.324          $11.192           $9.223
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,036            5,026            5,457
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.265           $9.306                -
  Accumulation Unit Value at end
   of period                         $12.373          $11.265                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        973              620                -
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.973           $0.771           $1.179
  Accumulation Unit Value at end
   of period                          $1.078           $0.973           $0.771
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     57,319           61,278           66,279
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.948           $0.753           $1.154
  Accumulation Unit Value at end
   of period                          $1.047           $0.948           $0.753
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     36,043           44,860           58,150

8

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.117           $0.999           $1.027
  Accumulation Unit Value at end
   of period                          $1.459           $1.117           $0.999
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     22,825           33,847           41,919
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $1.090           $0.977           $1.007
  Accumulation Unit Value at end
   of period                          $1.419           $1.090           $0.977
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      9,097            8,356            7,651
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.081           $0.970           $1.000
  Accumulation Unit Value at end
   of period                          $1.407           $1.081           $0.970
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     18,085           21,849           27,926
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $1.053           $0.947           $0.979
  Accumulation Unit Value at end
   of period                          $1.367           $1.053           $0.947
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     10,847            9,762           11,444
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.532          $15.902          $15.191
  Accumulation Unit Value at end
   of period                         $15.958          $16.532          $15.902
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      8,739            5,908            6,133
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $15.655          $15.103          $14.472
  Accumulation Unit Value at end
   of period                         $15.066          $15.655          $15.103
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,899            2,950            3,643
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.770          $14.278          $13.708
  Accumulation Unit Value at end
   of period                         $14.186          $14.770          $14.278
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,160            3,524            4,230
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.939          $14.478          $13.935
  Accumulation Unit Value at end
   of period                         $14.313          $14.939          $14.478
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        774            1,021              898
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.753          $14.305          $13.775
  Accumulation Unit Value at end
   of period                         $14.127          $14.753          $14.305
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,456            2,332            2,877
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.905          $13.517          $13.049
  Accumulation Unit Value at end
   of period                         $13.283          $13.905          $13.517
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        963              977            1,150
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.633          $13.013          $12.617
  Accumulation Unit Value at end
   of period                         $13.104          $13.633          $13.013
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,286            2,689            2,930
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $13.381          $12.810          $12.458
  Accumulation Unit Value at end
   of period                         $12.822          $13.381          $12.810
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        506              967            1,143

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.932           $0.742           $1.138
  Accumulation Unit Value at end
   of period                          $1.027           $0.932           $0.742
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     52,636           60,281           65,332
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $0.915           $0.731                -
  Accumulation Unit Value at end
   of period                          $1.007           $0.915                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,565            4,583                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.910           $0.726           $1.117
  Accumulation Unit Value at end
   of period                          $1.000           $0.910           $0.726
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     34,823           40,555           43,896
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $0.892           $0.714                -
  Accumulation Unit Value at end
   of period                          $0.979           $0.892                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      9,258            6,866                -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.465          $13.020          $14.624
  Accumulation Unit Value at end
   of period                         $15.191          $14.465          $13.020
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      6,838            7,397            6,734
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $13.822          $12.478          $14.044
  Accumulation Unit Value at end
   of period                         $14.472          $13.822          $12.478
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,262            5,099            5,307
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.119          $11.868          $13.374
  Accumulation Unit Value at end
   of period                         $13.708          $13.119          $11.868
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,302            5,956            5,729
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.369          $12.124                -
  Accumulation Unit Value at end
   of period                         $13.935          $13.369                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        746              358                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.222          $11.997          $13.547
  Accumulation Unit Value at end
   of period                         $13.775          $13.222          $11.997
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,591            4,252            4,087
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.556          $11.422                -
  Accumulation Unit Value at end
   of period                         $13.049          $12.556                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,012              722                -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.153          $11.229          $11.456
  Accumulation Unit Value at end
   of period                         $12.617          $12.153          $11.229
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,918            2,870            2,771
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.035          $11.154          $11.402
  Accumulation Unit Value at end
   of period                         $12.458          $12.035          $11.154
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,085            1,163            1,235

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.215          $12.676          $12.352
  Accumulation Unit Value at end
   of period                         $12.638          $13.215          $12.676
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        837            1,238            1,601
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.010          $12.511          $12.222
  Accumulation Unit Value at end
   of period                         $12.411          $13.010          $12.511
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        443              438              480
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.970          $12.479          $12.196
  Accumulation Unit Value at end
   of period                         $12.366          $12.970          $12.479
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        445              731              996
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.769          $12.316          $12.068
  Accumulation Unit Value at end
   of period                         $12.145          $12.769          $12.316
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        285              305              356
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.662          $10.055          $10.712
  Accumulation Unit Value at end
   of period                         $14.099          $11.662          $10.055
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,910            6,046            7,078
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.429           $9.884          $10.561
  Accumulation Unit Value at end
   of period                         $13.775          $11.429           $9.884
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        775            1,199            1,453
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.276           $9.771          $10.461
  Accumulation Unit Value at end
   of period                         $13.563          $11.276           $9.771
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,644            2,439            3,029
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.087           $9.631          $10.338
  Accumulation Unit Value at end
   of period                         $13.303          $11.087           $9.631
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        624              456              435
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.050           $9.604          $10.313
  Accumulation Unit Value at end
   of period                         $13.252          $11.050           $9.604
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        487              693              925
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.865           $9.467          $10.192
  Accumulation Unit Value at end
   of period                         $12.998          $10.865           $9.467
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        280              287              304
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $18.210          $15.059          $16.753
  Accumulation Unit Value at end
   of period                         $23.208          $18.210          $15.059
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,409            2,337            2,809
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $17.737          $14.713          $16.417
  Accumulation Unit Value at end
   of period                         $22.538          $17.737          $14.713
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        718            1,094            1,396
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.508          $11.227          $12.552
  Accumulation Unit Value at end
   of period                         $17.130          $13.508          $11.227
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,299            1,823            2,371

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.957          $11.104          $11.366
  Accumulation Unit Value at end
   of period                         $12.352          $11.957          $11.104
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,834            2,201            2,062
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.861          $11.042                -
  Accumulation Unit Value at end
   of period                         $12.222          $11.861                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        453              229                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.842          $11.030          $11.313
  Accumulation Unit Value at end
   of period                         $12.196          $11.842          $11.030
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        974            1,114            1,337
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.746          $10.968                -
  Accumulation Unit Value at end
   of period                         $12.068          $11.746                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        277              154                -
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.713           $7.046          $11.807
  Accumulation Unit Value at end
   of period                         $10.712           $9.713           $7.046
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,972            8,722            9,172
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.604           $6.988          $11.734
  Accumulation Unit Value at end
   of period                         $10.561           $9.604           $6.988
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,852            2,389            2,431
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.533           $6.950          $11.686
  Accumulation Unit Value at end
   of period                         $10.461           $9.533           $6.950
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,531            4,213            4,301
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.444           $6.903                -
  Accumulation Unit Value at end
   of period                         $10.338           $9.444                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        434              205                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.426           $6.893          $11.613
  Accumulation Unit Value at end
   of period                         $10.313           $9.426           $6.893
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,306            1,545            1,575
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.339           $6.846                -
  Accumulation Unit Value at end
   of period                         $10.192           $9.339                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        297              210                -
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.196          $10.823          $17.124
  Accumulation Unit Value at end
   of period                         $16.753          $15.196          $10.823
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,158            3,528            3,686
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $14.935          $10.670          $16.915
  Accumulation Unit Value at end
   of period                         $16.417          $14.935          $10.670
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,736            2,126            2,597
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.443           $8.191          $13.002
  Accumulation Unit Value at end
   of period                         $12.552          $11.443           $8.191
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,148            3,723            4,190

10

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.926          $14.103          $15.808
  Accumulation Unit Value at end
   of period                         $21.411          $16.926          $14.103
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        402              360              415
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $16.715          $13.934          $15.626
  Accumulation Unit Value at end
   of period                         $21.133          $16.715          $13.934
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        606              831            1,106
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.718          $10.628          $11.948
  Accumulation Unit Value at end
   of period                         $16.039          $12.718          $10.628
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        652              582              723
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $19.600          $16.810          $21.073
  Accumulation Unit Value at end
   of period                         $24.805          $19.600          $16.810
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,078            1,351            1,618
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $20.102          $17.293          $21.743
  Accumulation Unit Value at end
   of period                         $25.365          $20.102          $17.293
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        381              461              625
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.562          $12.552          $15.815
  Accumulation Unit Value at end
   of period                         $18.338          $14.562          $12.552
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        871            1,265            1,628
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.183          $16.576          $20.937
  Accumulation Unit Value at end
   of period                         $24.096          $19.183          $16.576
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        217              192              266
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $18.943          $16.378          $20.696
  Accumulation Unit Value at end
   of period                         $23.784          $18.943          $16.378
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        388              561              735
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.710          $11.883          $15.054
  Accumulation Unit Value at end
   of period                         $17.170          $13.710          $11.883
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        332              362              496
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.209          $13.936          $14.757
  Accumulation Unit Value at end
   of period                         $20.806          $16.209          $13.936
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      8,542           14,477           17,438
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $15.096          $13.018          $13.826
  Accumulation Unit Value at end
   of period                         $19.318          $15.096          $13.018
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,818            6,518            8,075
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.299           $8.899           $9.470
  Accumulation Unit Value at end
   of period                         $13.154          $10.299           $8.899
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     10,032           14,683           19,488

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.446          $10.367                -
  Accumulation Unit Value at end
   of period                         $15.808          $14.446                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        324              152                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.287          $10.258          $16.317
  Accumulation Unit Value at end
   of period                         $15.626          $14.287          $10.258
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,383            1,700            1,792
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.952           $7.883                -
  Accumulation Unit Value at end
   of period                         $11.948          $10.952                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        595              441                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $17.449          $10.965          $21.852
  Accumulation Unit Value at end
   of period                         $21.073          $17.449          $10.965
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,962            2,073            1,968
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $18.057          $11.381          $22.729
  Accumulation Unit Value at end
   of period                         $21.743          $18.057          $11.381
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        821              953            1,099
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.160           $8.311          $16.620
  Accumulation Unit Value at end
   of period                         $15.815          $13.160           $8.311
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,121            2,689            2,656
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.466          $11.058                -
  Accumulation Unit Value at end
   of period                         $20.937          $17.466                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        263              107                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $17.274          $10.942          $21.925
  Accumulation Unit Value at end
   of period                         $20.696          $17.274          $10.942
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,069            1,380            1,291
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.596           $7.999                -
  Accumulation Unit Value at end
   of period                         $15.054          $12.596                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        490              272                -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.603           $9.163          $15.810
  Accumulation Unit Value at end
   of period                         $14.757          $12.603           $9.163
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     19,838           21,746           22,940
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.843           $8.636          $14.931
  Accumulation Unit Value at end
   of period                         $13.826          $11.843           $8.636
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      9,796           11,953           14,679
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.129           $5.939          $10.282
  Accumulation Unit Value at end
   of period                          $9.470           $8.129           $5.939
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     24,949           29,921           33,047

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.405          $12.478          $13.313
  Accumulation Unit Value at end
   of period                         $18.352          $14.405          $12.478
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,624            2,263            2,486
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.225          $12.329          $13.160
  Accumulation Unit Value at end
   of period                         $18.114          $14.225          $12.329
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,047            5,766            7,758
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.696           $8.424           $9.015
  Accumulation Unit Value at end
   of period                         $12.316           $9.696           $8.424
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,531            3,262            3,975
AMERICAN FUNDS GROWTH-INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.934          $13.747          $14.194
  Accumulation Unit Value at end
   of period                         $20.986          $15.934          $13.747
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      9,054           14,986           17,928
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $13.713          $11.866          $12.289
  Accumulation Unit Value at end
   of period                         $18.007          $13.713          $11.866
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,069            6,921            8,406
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.597          $11.789          $12.233
  Accumulation Unit Value at end
   of period                         $17.819          $13.597          $11.789
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,080           10,530           13,974
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.085          $11.374          $11.833
  Accumulation Unit Value at end
   of period                         $17.106          $13.085          $11.374
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,749            2,461            2,659
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.922          $11.238          $11.697
  Accumulation Unit Value at end
   of period                         $16.884          $12.922          $11.238
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,279            6,188            8,226
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.801          $11.160          $11.645
  Accumulation Unit Value at end
   of period                         $16.684          $12.801          $11.160
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,640            2,451            2,803
AMERICAN FUNDS INTERNATIONAL
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.535          $13.355          $15.734
  Accumulation Unit Value at end
   of period                         $18.643          $15.535          $13.355
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,329            4,521            5,359
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $15.800          $13.624          $16.099
  Accumulation Unit Value at end
   of period                         $18.904          $15.800          $13.624
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,207            1,535            1,886
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.818          $10.210          $12.089
  Accumulation Unit Value at end
   of period                         $14.111          $11.818          $10.210
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,366            3,460            4,532
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.078          $13.059          $15.501
  Accumulation Unit Value at end
   of period                         $17.959          $15.078          $13.059
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        659              652              646
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.890          $12.903          $15.324
  Accumulation Unit Value at end
   of period                         $17.726          $14.890          $12.903
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,019            1,459            1,909

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.455           $8.391                -
  Accumulation Unit Value at end
   of period                         $13.313          $11.455                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,912              907                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.329           $8.303          $14.403
  Accumulation Unit Value at end
   of period                         $13.160          $11.329           $8.303
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     10,091           12,234           13,450
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $7.780           $5.716                -
  Accumulation Unit Value at end
   of period                          $9.015           $7.780                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,340            1,944                -
AMERICAN FUNDS GROWTH-INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.911           $9.971          $15.737
  Accumulation Unit Value at end
   of period                         $14.194          $12.911           $9.971
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     20,213           22,159           23,650
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.212           $8.685          $13.734
  Accumulation Unit Value at end
   of period                         $12.289          $11.212           $8.685
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     10,086           11,936           14,761
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.184           $8.681          $13.746
  Accumulation Unit Value at end
   of period                         $12.233          $11.184           $8.681
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     17,957           21,342           23,847
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.844           $8.438                -
  Accumulation Unit Value at end
   of period                         $11.833          $10.844                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,887              905                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.725           $8.350          $13.248
  Accumulation Unit Value at end
   of period                         $11.697          $10.725           $8.350
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     10,589           13,035           14,385
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.704           $8.354                -
  Accumulation Unit Value at end
   of period                         $11.645          $10.704                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,344            1,280                -
AMERICAN FUNDS INTERNATIONAL
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.872          $10.536          $17.522
  Accumulation Unit Value at end
   of period                         $15.734          $14.872          $10.536
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,753            6,221            6,800
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $15.262          $10.845          $18.072
  Accumulation Unit Value at end
   of period                         $16.099          $15.262          $10.845
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,313            2,747            3,513
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.484           $8.177          $13.644
  Accumulation Unit Value at end
   of period                         $12.089          $11.484           $8.177
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,696            6,725            7,606
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.762          $10.537                -
  Accumulation Unit Value at end
   of period                         $15.501          $14.762                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        518              278                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.600          $10.426          $17.433
  Accumulation Unit Value at end
   of period                         $15.324          $14.600          $10.426
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,448            3,010            3,378

12

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.126           $9.665          $11.508
  Accumulation Unit Value at end
   of period                         $13.212          $11.126           $9.665
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        766              847            1,041
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $29.297          $25.204          $29.687
  Accumulation Unit Value at end
   of period                         $32.193          $29.297          $25.204
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        690            1,243            1,462
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $26.738          $23.071          $27.257
  Accumulation Unit Value at end
   of period                         $29.293          $26.738          $23.071
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        295              466              609
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $24.721          $21.374          $25.302
  Accumulation Unit Value at end
   of period                         $27.029          $24.721          $21.374
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        529              758              981
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $25.516          $22.116          $26.246
  Accumulation Unit Value at end
   of period                         $27.829          $25.516          $22.116
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        182              175              208
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $25.198          $21.851          $25.945
  Accumulation Unit Value at end
   of period                         $27.468          $25.198          $21.851
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        300              467              597
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $23.275          $20.234          $24.085
  Accumulation Unit Value at end
   of period                         $25.308          $23.275          $20.234
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        249              230              296
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.763           $9.393           $9.794
  Accumulation Unit Value at end
   of period                         $13.906          $10.763           $9.393
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         93              106              112
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.608           $9.286           $9.711
  Accumulation Unit Value at end
   of period                         $13.664          $10.608           $9.286
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        960            2,250            2,685
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.506           $9.215           $9.656
  Accumulation Unit Value at end
   of period                         $13.506          $10.506           $9.215
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7               12               12
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.801          $14.773          $15.519
  Accumulation Unit Value at end
   of period                         $21.544          $16.801          $14.773
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9               10                9
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.354           $9.109           $9.574
  Accumulation Unit Value at end
   of period                         $13.271          $10.354           $9.109
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        276              481              592
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.596          $14.636          $15.421
  Accumulation Unit Value at end
   of period                         $21.217          $16.596          $14.636
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        168              121              126

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.992           $7.869                -
  Accumulation Unit Value at end
   of period                         $11.508          $10.992                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        856              527                -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $25.527          $17.290          $29.156
  Accumulation Unit Value at end
   of period                         $29.687          $25.527          $17.290
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,743            1,750            1,663
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $23.509          $15.970          $26.985
  Accumulation Unit Value at end
   of period                         $27.257          $23.509          $15.970
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        851              937              977
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $21.866          $14.884          $25.183
  Accumulation Unit Value at end
   of period                         $25.302          $21.866          $14.884
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,263            1,379            1,330
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $22.739          $15.517                -
  Accumulation Unit Value at end
   of period                         $26.246          $22.739                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        185               84                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $22.489          $15.354          $26.031
  Accumulation Unit Value at end
   of period                         $25.945          $22.489          $15.354
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        841            1,021              993
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $20.929          $14.324                -
  Accumulation Unit Value at end
   of period                         $24.085          $20.929                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        285              137                -
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.490           $6.352          $10.613
  Accumulation Unit Value at end
   of period                          $9.794           $8.490           $6.352
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        122              103               77
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.443           $6.336          $10.608
  Accumulation Unit Value at end
   of period                          $9.711           $8.443           $6.336
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,925            3,061            2,051
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.412           $6.325          $10.604
  Accumulation Unit Value at end
   of period                          $9.656           $8.412           $6.325
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13               12                9
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.553          $10.217                -
  Accumulation Unit Value at end
   of period                         $15.519          $13.553                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9                6                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.366           $6.310          $10.599
  Accumulation Unit Value at end
   of period                          $9.574           $8.366           $6.310
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        648              620              530
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.509          $10.214                -
  Accumulation Unit Value at end
   of period                         $15.421          $13.509                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        121               97                -

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.545           $9.572           $9.979
  Accumulation Unit Value at end
   of period                         $15.748          $11.545           $9.572
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.379           $9.463           $9.894
  Accumulation Unit Value at end
   of period                         $15.474          $11.379           $9.463
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         96               83               28
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.269           $9.390           $9.838
  Accumulation Unit Value at end
   of period                         $15.295          $11.269           $9.390
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.482          $15.439          $16.216
  Accumulation Unit Value at end
   of period                         $25.022          $18.482          $15.439
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.107           $9.283           $9.755
  Accumulation Unit Value at end
   of period                         $15.029          $11.107           $9.283
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4               10                8
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.257          $15.297          $16.115
  Accumulation Unit Value at end
   of period                         $24.642          $18.257          $15.297
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                7                8
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.058           $8.911           $9.035
  Accumulation Unit Value at end
   of period                         $13.496          $10.058           $8.911
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.913           $8.809           $8.959
  Accumulation Unit Value at end
   of period                         $13.261           $9.913           $8.809
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        193              350              438
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.818           $8.742           $8.908
  Accumulation Unit Value at end
   of period                         $13.108           $9.818           $8.742
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.795          $14.992          $15.316
  Accumulation Unit Value at end
   of period                         $22.367          $16.795          $14.992
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.676           $8.642           $8.833
  Accumulation Unit Value at end
   of period                         $12.880           $9.676           $8.642
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         25               41               31
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.590          $14.854          $15.220
  Accumulation Unit Value at end
   of period                         $22.028          $16.590          $14.854
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         16               10               15

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.572           $6.399          $10.298
  Accumulation Unit Value at end
   of period                          $9.979           $8.572           $6.399
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.525           $6.383          $10.293
  Accumulation Unit Value at end
   of period                          $9.894           $8.525           $6.383
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         33               49               34
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.494           $6.372          $10.289
  Accumulation Unit Value at end
   of period                          $9.838           $8.494           $6.372
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.036          $10.556                -
  Accumulation Unit Value at end
   of period                         $16.216          $14.036                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.447           $6.356          $10.284
  Accumulation Unit Value at end
   of period                          $9.755           $8.447           $6.356
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         17                8                8
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.990          $10.553                -
  Accumulation Unit Value at end
   of period                         $16.115          $13.990                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9                8                -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.394           $5.857          $10.334
  Accumulation Unit Value at end
   of period                          $9.035           $7.394           $5.857
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $7.353           $5.842          $10.329
  Accumulation Unit Value at end
   of period                          $8.959           $7.353           $5.842
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        159              282              206
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.326           $5.832          $10.325
  Accumulation Unit Value at end
   of period                          $8.908           $7.326           $5.832
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.627          $10.077                -
  Accumulation Unit Value at end
   of period                         $15.316          $12.627                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.286           $5.817          $10.320
  Accumulation Unit Value at end
   of period                          $8.833           $7.286           $5.817
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         35               17               13
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.586          $10.074                -
  Accumulation Unit Value at end
   of period                         $15.220          $12.586                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                2                -

14

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.186           $9.897          $11.253
  Accumulation Unit Value at end
   of period                         $14.995          $11.186           $9.897
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         47               63               70
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.025           $9.784          $11.157
  Accumulation Unit Value at end
   of period                         $14.735          $11.025           $9.784
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,311            2,160            2,678
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.919           $9.709          $11.094
  Accumulation Unit Value at end
   of period                         $14.564          $10.919           $9.709
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.716          $15.792          $18.091
  Accumulation Unit Value at end
   of period                         $23.570          $17.716          $15.792
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.762           $9.598          $11.000
  Accumulation Unit Value at end
   of period                         $14.311          $10.762           $9.598
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        152              301              387
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.499          $15.646          $17.977
  Accumulation Unit Value at end
   of period                         $23.213          $17.499          $15.646
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        164              146              165
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.622           $9.271          $10.331
  Accumulation Unit Value at end
   of period                         $14.927          $11.622           $9.271
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.454           $9.165          $10.243
  Accumulation Unit Value at end
   of period                         $14.668          $11.454           $9.165
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         98              168              157
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.344           $9.094          $10.185
  Accumulation Unit Value at end
   of period                         $14.498          $11.344           $9.094
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $22.670          $18.220          $20.456
  Accumulation Unit Value at end
   of period                         $28.900          $22.670          $18.220
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.181           $8.990          $10.099
  Accumulation Unit Value at end
   of period                         $14.246          $11.181           $8.990
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         28               40               46
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $22.393          $18.051          $20.328
  Accumulation Unit Value at end
   of period                         $28.462          $22.393          $18.051
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13               12               11
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.922          $11.059          $11.775
  Accumulation Unit Value at end
   of period                         $16.171          $11.922          $11.059
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        223              489              574

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.871           $6.434          $10.256
  Accumulation Unit Value at end
   of period                         $11.253           $8.871           $6.434
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         70               31               16
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.822           $6.418          $10.251
  Accumulation Unit Value at end
   of period                         $11.157           $8.822           $6.418
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,965            2,944            1,489
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.790           $6.407          $10.248
  Accumulation Unit Value at end
   of period                         $11.094           $8.790           $6.407
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.369          $10.500                -
  Accumulation Unit Value at end
   of period                         $18.091          $14.369                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.742           $6.391          $10.242
  Accumulation Unit Value at end
   of period                         $11.000           $8.742           $6.391
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        444              469              376
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.322          $10.497                -
  Accumulation Unit Value at end
   of period                         $17.977          $14.322                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        179              124                -
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.288           $5.345          $10.462
  Accumulation Unit Value at end
   of period                         $10.331           $8.288           $5.345
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.242           $5.332          $10.457
  Accumulation Unit Value at end
   of period                         $10.243           $8.242           $5.332
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        183              192              104
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.212           $5.323          $10.453
  Accumulation Unit Value at end
   of period                         $10.185           $8.212           $5.323
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.535          $10.745                -
  Accumulation Unit Value at end
   of period                         $20.456          $16.535                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.167           $5.310          $10.448
  Accumulation Unit Value at end
   of period                         $10.099           $8.167           $5.310
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         65               60               37
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.480          $10.742                -
  Accumulation Unit Value at end
   of period                         $20.328          $16.480                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9               11                -
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.272           $7.830          $11.763
  Accumulation Unit Value at end
   of period                         $11.775          $10.272           $7.830
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        605              616              615

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.645          $10.835          $11.571
  Accumulation Unit Value at end
   of period                         $15.748          $11.645          $10.835
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         36               52               71
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.464          $10.688          $11.437
  Accumulation Unit Value at end
   of period                         $15.472          $11.464          $10.688
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        167              283              374
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.241          $10.506          $11.271
  Accumulation Unit Value at end
   of period                         $15.134          $11.241          $10.506
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         61               73               77
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.197          $10.470          $11.238
  Accumulation Unit Value at end
   of period                         $15.067          $11.197          $10.470
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         88              127              123
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.980          $10.293          $11.075
  Accumulation Unit Value at end
   of period                         $14.738          $10.980          $10.293
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         62               57               32
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $18.729          $16.852          $16.683
  Accumulation Unit Value at end
   of period                         $21.054          $18.729          $16.852
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,892           12,409           14,274
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $18.130          $16.362          $16.247
  Accumulation Unit Value at end
   of period                         $20.320          $18.130          $16.362
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,113            3,231            4,039
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $17.747          $16.048          $15.967
  Accumulation Unit Value at end
   of period                         $19.851          $17.747          $16.048
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,576            6,674            8,744
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.296          $15.679          $15.639
  Accumulation Unit Value at end
   of period                         $19.297          $17.296          $15.679
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,686            1,429            1,424
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $17.195          $15.595          $15.563
  Accumulation Unit Value at end
   of period                         $19.176          $17.195          $15.595
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,850            2,732            3,668
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.751          $15.231          $15.237
  Accumulation Unit Value at end
   of period                         $18.634          $16.751          $15.231
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,195            1,044            1,096
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.932           $9.359           $9.857
  Accumulation Unit Value at end
   of period                         $14.693          $10.932           $9.359
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        547              495              557
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.760           $9.240           $9.761
  Accumulation Unit Value at end
   of period                         $14.419          $10.760           $9.240
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        160              136              184

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.124           $7.740          $11.651
  Accumulation Unit Value at end
   of period                         $11.571          $10.124           $7.740
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         75               94               88
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.026           $7.681          $11.578
  Accumulation Unit Value at end
   of period                         $11.437          $10.026           $7.681
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        463              487              450
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.906           $7.608                -
  Accumulation Unit Value at end
   of period                         $11.271           $9.906                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         51               27                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.882           $7.593          $11.468
  Accumulation Unit Value at end
   of period                         $11.238           $9.882           $7.593
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        122              149               78
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.763           $7.521                -
  Accumulation Unit Value at end
   of period                         $11.075           $9.763                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         28               12                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.008          $11.218          $16.241
  Accumulation Unit Value at end
   of period                         $16.683          $15.008          $11.218
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     15,966           17,350           18,779
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $14.659          $10.991          $15.943
  Accumulation Unit Value at end
   of period                         $16.247          $14.659          $10.991
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,762            5,520            6,439
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.436          $10.845          $15.753
  Accumulation Unit Value at end
   of period                         $15.967          $14.436          $10.845
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     10,668           12,319           13,634
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.174          $10.675                -
  Accumulation Unit Value at end
   of period                         $15.639          $14.174                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,061              469                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.113          $10.634          $15.478
  Accumulation Unit Value at end
   of period                         $15.563          $14.113          $10.634
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,543            5,349            5,788
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.852          $10.464                -
  Accumulation Unit Value at end
   of period                         $15.237          $13.852                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        847              377                -
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.792           $6.115           $9.400
  Accumulation Unit Value at end
   of period                          $9.857           $7.792           $6.115
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        757              455              285
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $7.739           $6.091           $9.383
  Accumulation Unit Value at end
   of period                          $9.761           $7.739           $6.091
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        232              176              179

16

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.647           $9.161           $9.697
  Accumulation Unit Value at end
   of period                         $14.239          $10.647           $9.161
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        269              325              408
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.507           $9.063           $9.617
  Accumulation Unit Value at end
   of period                         $14.017          $10.507           $9.063
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        117               87              109
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.479           $9.044           $9.602
  Accumulation Unit Value at end
   of period                         $13.973          $10.479           $9.044
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        151              149              268
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.342           $8.948           $9.523
  Accumulation Unit Value at end
   of period                         $13.755          $10.342           $8.948
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        115              100              124
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.760          $13.496          $14.374
  Accumulation Unit Value at end
   of period                         $20.118          $14.760          $13.496
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,113            1,550            1,794
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $14.902          $13.666          $14.599
  Accumulation Unit Value at end
   of period                         $20.250          $14.902          $13.666
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        545              646              796
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.461           $7.776           $8.323
  Accumulation Unit Value at end
   of period                         $11.476           $8.461           $7.776
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,376            1,861            2,428
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.220          $13.100          $14.058
  Accumulation Unit Value at end
   of period                         $19.238          $14.220          $13.100
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        292              280              313
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.043          $12.943          $13.896
  Accumulation Unit Value at end
   of period                         $18.988          $14.043          $12.943
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        530              663              845
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $7.966           $7.361           $7.922
  Accumulation Unit Value at end
   of period                         $10.745           $7.966           $7.361
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        685              597              679
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.360          $12.010          $11.868
  Accumulation Unit Value at end
   of period                         $13.618          $13.360          $12.010
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        111              120              130
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $13.168          $11.873          $11.768
  Accumulation Unit Value at end
   of period                         $13.382          $13.168          $11.873
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13               14               13
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.041          $11.782          $11.701
  Accumulation Unit Value at end
   of period                         $13.227          $13.041          $11.782
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                4                5

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.703           $6.076           $9.372
  Accumulation Unit Value at end
   of period                          $9.697           $7.703           $6.076
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        873              415              889
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $7.660           $6.056                -
  Accumulation Unit Value at end
   of period                          $9.617           $7.660                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        197               41                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.651           $6.053           $9.354
  Accumulation Unit Value at end
   of period                          $9.602           $7.651           $6.053
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        301              224              228
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $7.607           $6.033                -
  Accumulation Unit Value at end
   of period                          $9.523           $7.607                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        118               44                -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.415           $8.059          $13.370
  Accumulation Unit Value at end
   of period                         $14.374          $11.415           $8.059
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,978            2,157            2,049
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.629           $8.235          $13.689
  Accumulation Unit Value at end
   of period                         $14.599          $11.629           $8.235
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        989            1,151            1,419
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $6.643           $4.713           $7.846
  Accumulation Unit Value at end
   of period                          $8.323           $6.643           $4.713
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,497            3,499            3,555
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.248           $8.001                -
  Accumulation Unit Value at end
   of period                         $14.058          $11.248                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        340              129                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.125           $7.917          $13.205
  Accumulation Unit Value at end
   of period                         $13.896          $11.125           $7.917
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,039            1,239            1,204
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $6.358           $4.536                -
  Accumulation Unit Value at end
   of period                          $7.922           $6.358                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        612              347                -
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.846           $8.742          $10.190
  Accumulation Unit Value at end
   of period                         $11.868          $10.846           $8.742
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        136              110               49
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.786           $8.720          $10.185
  Accumulation Unit Value at end
   of period                         $11.768          $10.786           $8.720
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14               11                3
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.747           $8.706          $10.181
  Accumulation Unit Value at end
   of period                         $11.701          $10.747           $8.706
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                4                3

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.564          $14.097          $14.035
  Accumulation Unit Value at end
   of period                         $15.746          $15.564          $14.097
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.854          $11.647          $11.602
  Accumulation Unit Value at end
   of period                         $12.997          $12.854          $11.647
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.374          $13.967          $13.947
  Accumulation Unit Value at end
   of period                         $15.508          $15.374          $13.967
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.398          $10.313          $10.263
  Accumulation Unit Value at end
   of period                         $13.628          $11.398          $10.313
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8                8                9
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.234          $10.195          $10.176
  Accumulation Unit Value at end
   of period                         $13.391          $11.234          $10.195
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        472              443              433
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.126          $10.117          $10.118
  Accumulation Unit Value at end
   of period                         $13.236          $11.126          $10.117
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.881          $14.477          $14.515
  Accumulation Unit Value at end
   of period                         $18.846          $15.881          $14.477
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.965          $10.001          $10.032
  Accumulation Unit Value at end
   of period                         $13.006          $10.965          $10.001
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         27               39               33
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.687          $14.343          $14.424
  Accumulation Unit Value at end
   of period                         $18.560          $15.687          $14.343
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         35               32               31
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.840           $8.428           $9.642
  Accumulation Unit Value at end
   of period                         $13.502           $9.840           $8.428
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        603              775              895
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.698           $8.331           $9.561
  Accumulation Unit Value at end
   of period                         $13.267           $9.698           $8.331
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     10,056           17,868           22,375
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.605           $8.268           $9.507
  Accumulation Unit Value at end
   of period                         $13.113           $9.605           $8.268
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         16               33               35
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.086          $14.744          $16.996
  Accumulation Unit Value at end
   of period                         $23.269          $17.086          $14.744
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13               10               12
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.466           $8.173           $9.426
  Accumulation Unit Value at end
   of period                         $12.886           $9.466           $8.173
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        967            1,918            2,479

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.922          $10.494                -
  Accumulation Unit Value at end
   of period                         $14.035          $12.922                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.688           $8.684          $10.176
  Accumulation Unit Value at end
   of period                         $11.602          $10.688           $8.684
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.880          $10.491                -
  Accumulation Unit Value at end
   of period                         $13.947          $12.880                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.276           $7.217          $10.418
  Accumulation Unit Value at end
   of period                         $10.263           $9.276           $7.217
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9                7                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.225           $7.198          $10.413
  Accumulation Unit Value at end
   of period                         $10.176           $9.225           $7.198
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        382              306              118
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.191           $7.186          $10.409
  Accumulation Unit Value at end
   of period                         $10.118           $9.191           $7.186
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.219          $10.361                -
  Accumulation Unit Value at end
   of period                         $14.515          $13.219                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.141           $7.168          $10.404
  Accumulation Unit Value at end
   of period                         $10.032           $9.141           $7.168
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         24               21               17
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.175          $10.358                -
  Accumulation Unit Value at end
   of period                         $14.424          $13.175                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         29               22                -
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.389           $5.837          $10.585
  Accumulation Unit Value at end
   of period                          $9.642           $8.389           $5.837
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        926              732              453
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.343           $5.823          $10.580
  Accumulation Unit Value at end
   of period                          $9.561           $8.343           $5.823
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     24,221           23,668           14,067
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.312           $5.813          $10.576
  Accumulation Unit Value at end
   of period                          $9.507           $8.312           $5.813
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         41               45               37
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.898          $10.444                -
  Accumulation Unit Value at end
   of period                         $16.996          $14.898                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12               10                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.267           $5.798          $10.571
  Accumulation Unit Value at end
   of period                          $9.426           $8.267           $5.798
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,765            3,048            2,217

18

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.877          $14.608          $16.889
  Accumulation Unit Value at end
   of period                         $22.916          $16.877          $14.608
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        766              663              801
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.036           $9.510           $9.529
  Accumulation Unit Value at end
   of period                         $14.787          $11.036           $9.510
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         53               60               69
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.877           $9.401           $9.448
  Accumulation Unit Value at end
   of period                         $14.531          $10.877           $9.401
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,364            2,809            3,417
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.772           $9.329           $9.395
  Accumulation Unit Value at end
   of period                         $14.362          $10.772           $9.329
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.346          $14.192          $14.328
  Accumulation Unit Value at end
   of period                         $21.739          $16.346          $14.192
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.617           $9.222           $9.315
  Accumulation Unit Value at end
   of period                         $14.113          $10.617           $9.222
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        192              308              382
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.146          $14.061          $14.238
  Accumulation Unit Value at end
   of period                         $21.410          $16.146          $14.061
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        152              150              162
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.010           $9.825           $9.829
  Accumulation Unit Value at end
   of period                         $14.331          $11.010           $9.825
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        386              470              543
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.852           $9.712           $9.745
  Accumulation Unit Value at end
   of period                         $14.082          $10.852           $9.712
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,129           10,614           13,121
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.747           $9.638           $9.690
  Accumulation Unit Value at end
   of period                         $13.918          $10.747           $9.638
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                7                8
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.449          $13.888          $13.999
  Accumulation Unit Value at end
   of period                         $19.957          $15.449          $13.888
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9               11               10
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.592           $9.527           $9.608
  Accumulation Unit Value at end
   of period                         $13.677          $10.592           $9.527
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        520              937            1,220
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.260          $13.760          $13.911
  Accumulation Unit Value at end
   of period                         $19.654          $15.260          $13.760
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        495              398              417

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.849          $10.441                -
  Accumulation Unit Value at end
   of period                         $16.889          $14.849                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        850              556                -
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.469           $6.832          $10.254
  Accumulation Unit Value at end
   of period                          $9.529           $8.469           $6.832
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         79               26                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.423           $6.815          $10.249
  Accumulation Unit Value at end
   of period                          $9.448           $8.423           $6.815
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,758            3,321            1,440
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.392           $6.803          $10.245
  Accumulation Unit Value at end
   of period                          $9.395           $8.392           $6.803
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.830          $10.428                -
  Accumulation Unit Value at end
   of period                         $14.328          $12.830                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.346           $6.786          $10.240
  Accumulation Unit Value at end
   of period                          $9.315           $8.346           $6.786
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        427              405              307
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.788          $10.425                -
  Accumulation Unit Value at end
   of period                         $14.238          $12.788                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        176              129                -
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.800           $7.154          $10.489
  Accumulation Unit Value at end
   of period                          $9.829           $8.800           $7.154
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        593              408              195
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.752           $7.136          $10.483
  Accumulation Unit Value at end
   of period                          $9.745           $8.752           $7.136
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     14,166           13,324            7,136
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.719           $7.124          $10.480
  Accumulation Unit Value at end
   of period                          $9.690           $8.719           $7.124
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11               12               10
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.628          $10.344                -
  Accumulation Unit Value at end
   of period                         $13.999          $12.628                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10                9                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.672           $7.106          $10.474
  Accumulation Unit Value at end
   of period                          $9.608           $8.672           $7.106
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,339            1,420              882
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.587          $10.341                -
  Accumulation Unit Value at end
   of period                         $13.911          $12.587                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        425              278                -

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.402           $6.901           $8.123
  Accumulation Unit Value at end
   of period                         $11.298           $8.402           $6.901
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8               13                9
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.281           $6.822           $8.054
  Accumulation Unit Value at end
   of period                         $11.102           $8.281           $6.822
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         44               40               47
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.201           $6.770           $8.008
  Accumulation Unit Value at end
   of period                         $10.973           $8.201           $6.770
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.959          $13.206          $15.662
  Accumulation Unit Value at end
   of period                         $21.300          $15.959          $13.206
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.083           $6.692           $7.940
  Accumulation Unit Value at end
   of period                         $10.783           $8.083           $6.692
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7               22               28
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.764          $13.084          $15.564
  Accumulation Unit Value at end
   of period                         $20.977          $15.764          $13.084
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10               10               10
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.340           $8.853           $9.891
  Accumulation Unit Value at end
   of period                         $13.161          $10.340           $8.853
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.191           $8.751           $9.808
  Accumulation Unit Value at end
   of period                         $12.933          $10.191           $8.751
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         32               44               25
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.093           $8.684           $9.752
  Accumulation Unit Value at end
   of period                         $12.782          $10.093           $8.684
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.065          $14.720          $16.571
  Accumulation Unit Value at end
   of period                         $21.558          $17.065          $14.720
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.948           $8.585           $9.669
  Accumulation Unit Value at end
   of period                         $12.560           $9.948           $8.585
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                3                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.857          $14.584          $16.467
  Accumulation Unit Value at end
   of period                         $21.231          $16.857          $14.584
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.206           $5.385          $10.513
  Accumulation Unit Value at end
   of period                          $8.123           $7.206           $5.385
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                9                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $7.167           $5.371          $10.508
  Accumulation Unit Value at end
   of period                          $8.054           $7.167           $5.371
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         34               34               37
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.140           $5.362          $10.504
  Accumulation Unit Value at end
   of period                          $8.008           $7.140           $5.362
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.999          $10.540                -
  Accumulation Unit Value at end
   of period                         $15.662          $13.999                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.101           $5.349          $10.499
  Accumulation Unit Value at end
   of period                          $7.940           $7.101           $5.349
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         19               20               20
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.953          $10.537                -
  Accumulation Unit Value at end
   of period                         $15.564          $13.953                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                3                -
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.642           $6.163          $10.482
  Accumulation Unit Value at end
   of period                          $9.891           $8.642           $6.163
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                2                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.594           $6.148          $10.477
  Accumulation Unit Value at end
   of period                          $9.808           $8.594           $6.148
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         24               27               17
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.563           $6.137          $10.474
  Accumulation Unit Value at end
   of period                          $9.752           $8.563           $6.137
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.587          $10.481                -
  Accumulation Unit Value at end
   of period                         $16.571          $14.587                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.516           $6.122          $10.468
  Accumulation Unit Value at end
   of period                          $9.669           $8.516           $6.122
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10               10                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.539          $10.478                -
  Accumulation Unit Value at end
   of period                         $16.467          $14.539                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -

20

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.771           $9.220          $10.264
  Accumulation Unit Value at end
   of period                         $14.398          $10.771           $9.220
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         81              105              123
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.616           $9.114          $10.177
  Accumulation Unit Value at end
   of period                         $14.148          $10.616           $9.114
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         62              115              281
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.514           $9.044          $10.119
  Accumulation Unit Value at end
   of period                         $13.984          $10.514           $9.044
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                3                4
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.529          $14.254          $15.988
  Accumulation Unit Value at end
   of period                         $21.930          $16.529          $14.254
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8                7                7
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.362           $8.941          $10.033
  Accumulation Unit Value at end
   of period                         $13.741          $10.362           $8.941
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         37               45               67
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.327          $14.123          $15.888
  Accumulation Unit Value at end
   of period                         $21.597          $16.327          $14.123
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11               12               16
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.096           $8.067           $8.973
  Accumulation Unit Value at end
   of period                         $13.521          $10.096           $8.067
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         97              114              133
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.951           $7.974           $8.897
  Accumulation Unit Value at end
   of period                         $13.287           $9.951           $7.974
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,210            4,536            5,558
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.855           $7.913           $8.846
  Accumulation Unit Value at end
   of period                         $13.132           $9.855           $7.913
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.080          $13.750          $15.409
  Accumulation Unit Value at end
   of period                         $22.704          $17.080          $13.750
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                7                6
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.713           $7.823           $8.771
  Accumulation Unit Value at end
   of period                         $12.904           $9.713           $7.823
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        269              466              582
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.872          $13.623          $15.312
  Accumulation Unit Value at end
   of period                         $22.360          $16.872          $13.623
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        188              184              207
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.150          $13.433          $13.005
  Accumulation Unit Value at end
   of period                         $15.908          $15.150          $13.433
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         43               47               51

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.715           $6.580          $10.648
  Accumulation Unit Value at end
   of period                         $10.264           $8.715           $6.580
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        132               98               28
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.667           $6.564          $10.643
  Accumulation Unit Value at end
   of period                         $10.177           $8.667           $6.564
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        317               86               68
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.635           $6.553          $10.639
  Accumulation Unit Value at end
   of period                         $10.119           $8.635           $6.553
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8                8                7
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.678          $10.405                -
  Accumulation Unit Value at end
   of period                         $15.988          $13.678                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.588           $6.536          $10.634
  Accumulation Unit Value at end
   of period                         $10.033           $8.588           $6.536
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         49               16               15
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.633          $10.402                -
  Accumulation Unit Value at end
   of period                         $15.888          $13.633                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                3                -
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.736           $6.050          $10.184
  Accumulation Unit Value at end
   of period                          $8.973           $7.736           $6.050
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        138               55               17
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $7.693           $6.034          $10.179
  Accumulation Unit Value at end
   of period                          $8.897           $7.693           $6.034
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      6,250            5,861            2,659
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.665           $6.024          $10.175
  Accumulation Unit Value at end
   of period                          $8.846           $7.665           $6.024
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.385          $10.546                -
  Accumulation Unit Value at end
   of period                         $15.409          $13.385                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                3                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.623           $6.009          $10.170
  Accumulation Unit Value at end
   of period                          $8.771           $7.623           $6.009
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        640              654              482
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.341          $10.543                -
  Accumulation Unit Value at end
   of period                         $15.312          $13.341                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        227              175                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.349           $7.645          $10.357
  Accumulation Unit Value at end
   of period                         $13.005          $11.349           $7.645
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         62                4                1

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $14.932          $13.280          $12.895
  Accumulation Unit Value at end
   of period                         $15.632          $14.932          $13.280
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        709            1,357            1,451
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.788          $13.178          $12.822
  Accumulation Unit Value at end
   of period                         $15.451          $14.788          $13.178
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.977          $17.847          $17.408
  Accumulation Unit Value at end
   of period                         $20.820          $19.977          $17.847
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.575          $13.027          $12.714
  Accumulation Unit Value at end
   of period                         $15.183          $14.575          $13.027
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         61              121              181
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.733          $17.682          $17.299
  Accumulation Unit Value at end
   of period                         $20.504          $19.733          $17.682
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        130              136              120
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.349           $7.884           $9.289
  Accumulation Unit Value at end
   of period                         $11.211           $9.349           $7.884
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         22               20               21
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.214           $7.793           $9.210
  Accumulation Unit Value at end
   of period                         $11.017           $9.214           $7.793
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,117              904            1,096
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.125           $7.734           $9.158
  Accumulation Unit Value at end
   of period                         $10.889           $9.125           $7.734
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.542          $13.205          $15.676
  Accumulation Unit Value at end
   of period                         $18.499          $15.542          $13.205
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.994           $7.645           $9.080
  Accumulation Unit Value at end
   of period                         $10.700           $8.994           $7.645
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         73              151              190
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.352          $13.083          $15.578
  Accumulation Unit Value at end
   of period                         $18.219          $15.352          $13.083
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         53               34               38
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.314           $9.917          $10.401
  Accumulation Unit Value at end
   of period                         $16.116          $11.314           $9.917
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9                6                6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.151           $9.803          $10.313
  Accumulation Unit Value at end
   of period                         $15.837          $11.151           $9.803
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        354              340              464

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.287           $7.626          $10.352
  Accumulation Unit Value at end
   of period                         $12.895          $11.287           $7.626
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,783            1,148              188
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.245           $7.613          $10.348
  Accumulation Unit Value at end
   of period                         $12.822          $11.245           $7.613
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.306          $10.388                -
  Accumulation Unit Value at end
   of period                         $17.408          $15.306                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.184           $7.594          $10.343
  Accumulation Unit Value at end
   of period                         $12.714          $11.184           $7.594
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        224              200               40
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.256          $10.385                -
  Accumulation Unit Value at end
   of period                         $17.299          $15.256                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        209              137                -
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.224           $6.246          $10.413
  Accumulation Unit Value at end
   of period                          $9.289           $8.224           $6.246
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         27                7                4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.178           $6.230          $10.408
  Accumulation Unit Value at end
   of period                          $9.210           $8.178           $6.230
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,088              884              604
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.148           $6.220          $10.404
  Accumulation Unit Value at end
   of period                          $9.158           $8.148           $6.220
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.983          $10.700                -
  Accumulation Unit Value at end
   of period                         $15.676          $13.983                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.104           $6.204          $10.399
  Accumulation Unit Value at end
   of period                          $9.080           $8.104           $6.204
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        206              180              142
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.937          $10.696                -
  Accumulation Unit Value at end
   of period                         $15.578          $13.937                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         35               22                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.493           $6.658          $10.467
  Accumulation Unit Value at end
   of period                         $10.401           $8.493           $6.658
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.446           $6.642          $10.461
  Accumulation Unit Value at end
   of period                         $10.313           $8.446           $6.642
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        563              687              328

22

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.044           $9.728          $10.255
  Accumulation Unit Value at end
   of period                         $15.653          $11.044           $9.728
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.246          $15.230          $16.095
  Accumulation Unit Value at end
   of period                         $24.383          $17.246          $15.230
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.885           $9.617          $10.168
  Accumulation Unit Value at end
   of period                         $15.381          $10.885           $9.617
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         41               77               96
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.036          $15.089          $15.994
  Accumulation Unit Value at end
   of period                         $24.013          $17.036          $15.089
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         25               11               12
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.605          $10.152          $10.408
  Accumulation Unit Value at end
   of period                         $15.745          $11.605          $10.152
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                2                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.438          $10.035          $10.320
  Accumulation Unit Value at end
   of period                         $15.471          $11.438          $10.035
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        114              354              282
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.328           $9.959          $10.261
  Accumulation Unit Value at end
   of period                         $15.292          $11.328           $9.959
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $20.211          $17.813          $18.400
  Accumulation Unit Value at end
   of period                         $27.215          $20.211          $17.813
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.165           $9.844          $10.174
  Accumulation Unit Value at end
   of period                         $15.026          $11.165           $9.844
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         19               36               60
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.964          $17.648          $18.285
  Accumulation Unit Value at end
   of period                         $26.802          $19.964          $17.648
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         22               21               32
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.411          $12.442          $12.435
  Accumulation Unit Value at end
   of period                         $20.598          $14.411          $12.442
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $14.203          $12.300          $12.329
  Accumulation Unit Value at end
   of period                         $20.240          $14.203          $12.300
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        154              296              314
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.067          $12.206          $12.260
  Accumulation Unit Value at end
   of period                         $20.005          $14.067          $12.206
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $21.553          $18.749          $18.878
  Accumulation Unit Value at end
   of period                         $30.576          $21.553          $18.749
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.415           $6.631          $10.458
  Accumulation Unit Value at end
   of period                         $10.255           $8.415           $6.631
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.241          $10.459                -
  Accumulation Unit Value at end
   of period                         $16.095          $13.241                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.369           $6.614          $10.452
  Accumulation Unit Value at end
   of period                         $10.168           $8.369           $6.614
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        103              114               97
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.197          $10.456                -
  Accumulation Unit Value at end
   of period                         $15.994          $13.197                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13               14                -
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.384           $5.747          $10.249
  Accumulation Unit Value at end
   of period                         $10.408           $8.384           $5.747
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                6                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.337           $5.732          $10.244
  Accumulation Unit Value at end
   of period                         $10.320           $8.337           $5.732
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        342              252              133
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.307           $5.723          $10.241
  Accumulation Unit Value at end
   of period                         $10.261           $8.307           $5.723
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.933          $10.313                -
  Accumulation Unit Value at end
   of period                         $18.400          $14.933                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.261           $5.708          $10.236
  Accumulation Unit Value at end
   of period                         $10.174           $8.261           $5.708
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         94               67               39
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.884          $10.310                -
  Accumulation Unit Value at end
   of period                         $18.285          $14.884                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         33               27                -
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.230           $6.910          $10.636
  Accumulation Unit Value at end
   of period                         $12.435           $9.230           $6.910
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.179           $6.892          $10.631
  Accumulation Unit Value at end
   of period                         $12.329           $9.179           $6.892
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        193              133               73
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.145           $6.881          $10.627
  Accumulation Unit Value at end
   of period                         $12.260           $9.145           $6.881
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.118          $10.649                -
  Accumulation Unit Value at end
   of period                         $18.878          $14.118                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.864          $12.066          $12.156
  Accumulation Unit Value at end
   of period                         $19.658          $13.864          $12.066
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         33               62               69
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $21.290          $18.575          $18.760
  Accumulation Unit Value at end
   of period                         $30.112          $21.290          $18.575
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         26               10               14
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.899           $9.658           $9.898
  Accumulation Unit Value at end
   of period                         $14.221          $10.899           $9.658
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.742           $9.547           $9.814
  Accumulation Unit Value at end
   of period                         $13.974          $10.742           $9.547
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         28              233               31
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.639           $9.474           $9.758
  Accumulation Unit Value at end
   of period                         $13.812          $10.639           $9.474
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.466          $15.594          $16.101
  Accumulation Unit Value at end
   of period                         $22.619          $17.466          $15.594
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.485           $9.366           $9.675
  Accumulation Unit Value at end
   of period                         $13.572          $10.485           $9.366
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -               10                5
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.253          $15.449          $16.000
  Accumulation Unit Value at end
   of period                         $22.276          $17.253          $15.449
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                3                3
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.161          $11.463          $10.859
  Accumulation Unit Value at end
   of period                         $11.835          $12.161          $11.463
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        731              783              822
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.986          $11.331          $10.767
  Accumulation Unit Value at end
   of period                         $11.629          $11.986          $11.331
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     15,656           15,445           17,214
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.871          $11.245          $10.706
  Accumulation Unit Value at end
   of period                         $11.494          $11.871          $11.245
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7               13               13
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.420          $12.744          $12.164
  Accumulation Unit Value at end
   of period                         $12.962          $13.420          $12.744
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13                8                9
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.700          $11.116          $10.616
  Accumulation Unit Value at end
   of period                         $11.295          $11.700          $11.116
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        908            1,430            1,688

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.095           $6.863          $10.622
  Accumulation Unit Value at end
   of period                         $12.156           $9.095           $6.863
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         39               41               36
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.071          $10.645                -
  Accumulation Unit Value at end
   of period                         $18.760          $14.071                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12                7                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.739           $6.258          $10.638
  Accumulation Unit Value at end
   of period                          $9.898           $8.739           $6.258
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.691           $6.242          $10.633
  Accumulation Unit Value at end
   of period                          $9.814           $8.691           $6.242
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         41               39               26
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.659           $6.232          $10.629
  Accumulation Unit Value at end
   of period                          $9.758           $8.659           $6.232
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.323          $10.334                -
  Accumulation Unit Value at end
   of period                         $16.101          $14.323                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.611           $6.216          $10.624
  Accumulation Unit Value at end
   of period                          $9.675           $8.611           $6.216
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8               14                8
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.276          $10.331                -
  Accumulation Unit Value at end
   of period                         $16.000          $14.276                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                9                -
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.238           $9.022           $9.946
  Accumulation Unit Value at end
   of period                         $10.859          $10.238           $9.022
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        953              657              295
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.181           $9.000           $9.941
  Accumulation Unit Value at end
   of period                         $10.767          $10.181           $9.000
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     19,012           17,393            7,751
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.144           $8.985           $9.938
  Accumulation Unit Value at end
   of period                         $10.706          $10.144           $8.985
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14               14                8
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.554          $10.259                -
  Accumulation Unit Value at end
   of period                         $12.164          $11.554                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10                9                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.088           $8.962           $9.933
  Accumulation Unit Value at end
   of period                         $10.616          $10.088           $8.962
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,778            1,722            1,072

24

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.256          $12.626          $12.088
  Accumulation Unit Value at end
   of period                         $12.765          $13.256          $12.626
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        946              846              920
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.632          $10.392          $10.044
  Accumulation Unit Value at end
   of period                         $10.313          $10.632          $10.392
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         37               53               46
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.479          $10.273           $9.959
  Accumulation Unit Value at end
   of period                         $10.134          $10.479          $10.273
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        601            1,702            2,083
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.378          $10.195           $9.902
  Accumulation Unit Value at end
   of period                         $10.016          $10.378          $10.195
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.760          $10.597          $10.319
  Accumulation Unit Value at end
   of period                         $10.360          $10.760          $10.597
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.228          $10.078           $9.819
  Accumulation Unit Value at end
   of period                          $9.842          $10.228          $10.078
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        129              211              277
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.629          $10.499          $10.254
  Accumulation Unit Value at end
   of period                         $10.202          $10.629          $10.499
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        221              360              221
HARTFORD ULTRASHORT BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.516           $9.645           $9.776
  Accumulation Unit Value at end
   of period                          $9.388           $9.516           $9.645
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         53               62               74
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.379           $9.535           $9.693
  Accumulation Unit Value at end
   of period                          $9.225           $9.379           $9.535
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,459            5,019            5,872
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.289           $9.462           $9.639
  Accumulation Unit Value at end
   of period                          $9.118           $9.289           $9.462
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                3
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.186           $9.381           $9.580
  Accumulation Unit Value at end
   of period                          $8.995           $9.186           $9.381
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.155           $9.354           $9.557
  Accumulation Unit Value at end
   of period                          $8.960           $9.155           $9.354
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        690            1,007              916
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.074           $9.295           $9.520
  Accumulation Unit Value at end
   of period                          $8.859           $9.074           $9.295
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        583              425              444

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.516          $10.256                -
  Accumulation Unit Value at end
   of period                         $12.088          $11.516                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        914              621                -
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.808           $9.617           $9.803
  Accumulation Unit Value at end
   of period                         $10.044           $9.808           $9.617
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         48               10                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.754           $9.592           $9.798
  Accumulation Unit Value at end
   of period                          $9.959           $9.754           $9.592
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,651            1,651            1,434
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.719           $9.576           $9.795
  Accumulation Unit Value at end
   of period                          $9.902           $9.719           $9.576
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.153          $10.029                -
  Accumulation Unit Value at end
   of period                         $10.319          $10.153                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.665           $9.552           $9.790
  Accumulation Unit Value at end
   of period                          $9.819           $9.665           $9.552
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        375              403              401
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.120          $10.026                -
  Accumulation Unit Value at end
   of period                         $10.254          $10.120                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        188              147                -
HARTFORD ULTRASHORT BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.909          $10.037          $10.018
  Accumulation Unit Value at end
   of period                          $9.776           $9.909          $10.037
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         61               13                6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.855          $10.012          $10.013
  Accumulation Unit Value at end
   of period                          $9.693           $9.855          $10.012
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,799            6,042            5,454
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.819           $9.995          $10.009
  Accumulation Unit Value at end
   of period                          $9.639           $9.819           $9.995
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.784           $9.984                -
  Accumulation Unit Value at end
   of period                          $9.580           $9.784                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.765           $9.970          $10.004
  Accumulation Unit Value at end
   of period                          $9.557           $9.765           $9.970
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        826            1,179              978
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.752           $9.982                -
  Accumulation Unit Value at end
   of period                          $9.520           $9.752                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        322               72                -

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.992           $9.524           $9.846
  Accumulation Unit Value at end
   of period                         $14.309          $10.992           $9.524
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         48               58               69
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.834           $9.415           $9.762
  Accumulation Unit Value at end
   of period                         $14.060          $10.834           $9.415
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        207              437              522
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.729           $9.343           $9.707
  Accumulation Unit Value at end
   of period                         $13.897          $10.729           $9.343
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                4                5
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.507          $13.537          $14.100
  Accumulation Unit Value at end
   of period                         $20.036          $15.507          $13.537
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                1                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.575           $9.236           $9.625
  Accumulation Unit Value at end
   of period                         $13.656          $10.575           $9.236
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         55               65               88
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.318          $13.412          $14.012
  Accumulation Unit Value at end
   of period                         $19.732          $15.318          $13.412
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         33               36               36
INVESCO V.I. AMERICAN FRANCHISE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.846          $10.140                -
  Accumulation Unit Value at end
   of period                         $13.580           $9.846                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.822          $10.135                -
  Accumulation Unit Value at end
   of period                         $13.506           $9.822                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         40               40                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.805          $10.131                -
  Accumulation Unit Value at end
   of period                         $13.456           $9.805                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.785          $10.127                -
  Accumulation Unit Value at end
   of period                         $13.395           $9.785                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.781          $10.126                -
  Accumulation Unit Value at end
   of period                         $13.382           $9.781                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8               10                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.760          $10.122                -
  Accumulation Unit Value at end
   of period                         $13.321           $9.760                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         41               28                -
INVESCO V.I. AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.005          $10.394          $10.448
  Accumulation Unit Value at end
   of period                         $15.864          $12.005          $10.394
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         26               32               39

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.703           $7.093          $10.643
  Accumulation Unit Value at end
   of period                          $9.846           $8.703           $7.093
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         68                1                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.655           $7.075          $10.637
  Accumulation Unit Value at end
   of period                          $9.762           $8.655           $7.075
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        571              257              194
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.623           $7.063          $10.634
  Accumulation Unit Value at end
   of period                          $9.707           $8.623           $7.063
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.557          $10.311                -
  Accumulation Unit Value at end
   of period                         $14.100          $12.557                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.576           $7.045          $10.628
  Accumulation Unit Value at end
   of period                          $9.625           $8.576           $7.045
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         83               28               26
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.516          $10.308                -
  Accumulation Unit Value at end
   of period                         $14.012          $12.516                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         37               15                -
INVESCO V.I. AMERICAN FRANCHISE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
INVESCO V.I. AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.668           $6.313          $10.481
  Accumulation Unit Value at end
   of period                         $10.448           $8.668           $6.313
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         42               33               15

26

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.833          $10.275          $10.360
  Accumulation Unit Value at end
   of period                         $15.589          $11.833          $10.275
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         57              198              256
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.719          $10.196          $10.302
  Accumulation Unit Value at end
   of period                         $15.408          $11.719          $10.196
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.490          $17.000          $17.219
  Accumulation Unit Value at end
   of period                         $25.562          $19.490          $17.000
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.550          $10.080          $10.215
  Accumulation Unit Value at end
   of period                         $15.141          $11.550          $10.080
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         16               41               42
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.252          $16.843          $17.111
  Accumulation Unit Value at end
   of period                         $25.174          $19.252          $16.843
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         24                8                9
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.955          $10.952          $10.349
  Accumulation Unit Value at end
   of period                         $11.962          $11.955          $10.952
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6               10               21
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.891          $10.926          $10.345
  Accumulation Unit Value at end
   of period                         $11.862          $11.891          $10.926
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        517              825              738
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.848          $10.909          $10.342
  Accumulation Unit Value at end
   of period                         $11.796          $11.848          $10.909
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.795          $10.887          $10.339
  Accumulation Unit Value at end
   of period                         $11.714          $11.795          $10.887
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.785          $10.883          $10.338
  Accumulation Unit Value at end
   of period                         $11.698          $11.785          $10.883
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5               13                7
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.732          $10.861          $10.335
  Accumulation Unit Value at end
   of period                         $11.617          $11.732          $10.861
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14               20                8
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.910           $9.733           $9.895
  Accumulation Unit Value at end
   of period                         $13.879          $10.910           $9.733
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.753           $9.622           $9.811
  Accumulation Unit Value at end
   of period                         $13.638          $10.753           $9.622
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         52               88              110

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.620           $6.298          $10.475
  Accumulation Unit Value at end
   of period                         $10.360           $8.620           $6.298
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        236              279              181
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.589           $6.287          $10.472
  Accumulation Unit Value at end
   of period                         $10.302           $8.589           $6.287
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.392          $10.561                -
  Accumulation Unit Value at end
   of period                         $17.219          $14.392                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.542           $6.271          $10.467
  Accumulation Unit Value at end
   of period                         $10.215           $8.542           $6.271
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         47               51               32
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.345          $10.558                -
  Accumulation Unit Value at end
   of period                         $17.111          $14.345                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10               10                -
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.180           $7.270          $10.390
  Accumulation Unit Value at end
   of period                          $9.895           $9.180           $7.270
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.130           $7.252          $10.385
  Accumulation Unit Value at end
   of period                          $9.811           $9.130           $7.252
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        243              309               98

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.650           $9.549           $9.756
  Accumulation Unit Value at end
   of period                         $13.480          $10.650           $9.549
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.825          $13.325          $13.648
  Accumulation Unit Value at end
   of period                         $18.717          $14.825          $13.325
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.497           $9.439           $9.673
  Accumulation Unit Value at end
   of period                         $13.246          $10.497           $9.439
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10               37               38
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.644          $13.202          $13.562
  Accumulation Unit Value at end
   of period                         $18.434          $14.644          $13.202
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         36               16                2
INVESCO V.I. GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.751           $9.530           $9.883
  Accumulation Unit Value at end
   of period                         $14.189          $10.751           $9.530
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        178              239              295
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.597           $9.421           $9.799
  Accumulation Unit Value at end
   of period                         $13.943          $10.597           $9.421
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        125              240              283
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.495           $9.349           $9.744
  Accumulation Unit Value at end
   of period                         $13.781          $10.495           $9.349
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                9               11
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.821          $13.236          $13.830
  Accumulation Unit Value at end
   of period                         $19.414          $14.821          $13.236
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                4                6
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.344           $9.242           $9.662
  Accumulation Unit Value at end
   of period                         $13.543          $10.344           $9.242
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         25               40               41
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.640          $13.114          $13.743
  Accumulation Unit Value at end
   of period                         $19.120          $14.640          $13.114
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         15                8                5
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.886           $8.694           $9.475
  Accumulation Unit Value at end
   of period                         $11.579           $9.886           $8.694
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         57               59               61
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.744           $8.595           $9.394
  Accumulation Unit Value at end
   of period                         $11.378           $9.744           $8.595
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,278            1,528            1,754
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.650           $8.529           $9.341
  Accumulation Unit Value at end
   of period                         $11.246           $9.650           $8.529
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                3                3

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.096           $7.240          $10.381
  Accumulation Unit Value at end
   of period                          $9.756           $9.096           $7.240
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.758          $10.180                -
  Accumulation Unit Value at end
   of period                         $13.648          $12.758                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.047           $7.222          $10.376
  Accumulation Unit Value at end
   of period                          $9.673           $9.047           $7.222
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         49               44               37
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.716          $10.177                -
  Accumulation Unit Value at end
   of period                         $13.562          $12.716                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                1                -
INVESCO V.I. GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.929           $7.292          $10.482
  Accumulation Unit Value at end
   of period                          $9.883           $8.929           $7.292
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        313              286              132
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.880           $7.274          $10.476
  Accumulation Unit Value at end
   of period                          $9.799           $8.880           $7.274
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        299              304              187
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.847           $7.262          $10.473
  Accumulation Unit Value at end
   of period                          $9.744           $8.847           $7.262
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11               10                7
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.589          $10.358                -
  Accumulation Unit Value at end
   of period                         $13.830          $12.589                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                4                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.799           $7.244          $10.468
  Accumulation Unit Value at end
   of period                          $9.662           $8.799           $7.244
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         40               39               22
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.547          $10.355                -
  Accumulation Unit Value at end
   of period                         $13.743          $12.547                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                4                -
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.528           $6.407          $10.308
  Accumulation Unit Value at end
   of period                          $9.475           $8.528           $6.407
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         59               14                4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.481           $6.391          $10.303
  Accumulation Unit Value at end
   of period                          $9.394           $8.481           $6.391
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,918            1,843              830
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.450           $6.381          $10.300
  Accumulation Unit Value at end
   of period                          $9.341           $8.450           $6.381
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

28

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2013             2012             2011
------------------------------------------------------------------------------
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $15.939          $14.122          $15.506
  Accumulation Unit Value
   at end of period             $18.529          $15.939          $14.122
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                1                1
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $9.511           $8.431           $9.262
  Accumulation Unit Value
   at end of period             $11.051           $9.511           $8.431
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         124              177              211
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $15.744          $13.992          $15.409
  Accumulation Unit Value
   at end of period             $18.248          $15.744          $13.992
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          72               70               76
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.883          $10.020                -
  Accumulation Unit Value
   at end of period             $13.319           $9.883                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $9.858          $10.015                -
  Accumulation Unit Value
   at end of period             $13.246           $9.858                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          23               46                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $9.841          $10.012                -
  Accumulation Unit Value
   at end of period             $13.198           $9.841                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period        $9.821          $10.008                -
  Accumulation Unit Value
   at end of period             $13.137           $9.821                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $9.817          $10.007                -
  Accumulation Unit Value
   at end of period             $13.125           $9.817                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          12               19                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period        $9.796          $10.003                -
  Accumulation Unit Value
   at end of period             $13.065           $9.796                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          32               22                -
INVESCO V.I. MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.984                -                -
  Accumulation Unit Value
   at end of period              $9.923                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           7                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $9.980                -                -
  Accumulation Unit Value
   at end of period              $9.905                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,155                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $9.977                -                -
  Accumulation Unit Value
   at end of period              $9.894                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period        $9.974                -                -
  Accumulation Unit Value
   at end of period              $9.879                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
---------------------------  -------------------------------------------------
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $14.062          $10.644                -
  Accumulation Unit Value
   at end of period             $15.506          $14.062                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $8.404           $6.365          $10.295
  Accumulation Unit Value
   at end of period              $9.262           $8.404           $6.365
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         216              215              170
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $14.016          $10.641                -
  Accumulation Unit Value
   at end of period             $15.409          $14.016                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          76               57                -
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period             -                -                -(a)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period             -                -                -(a)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -(a)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -(a)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2013             2012             2011
------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $9.974                -                -
  Accumulation Unit Value
   at end of period              $9.876                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         114                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period        $9.971                -                -
  Accumulation Unit Value
   at end of period              $9.862                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         171                -                -
INVESCO V.I. SMALL CAP
 EQUITY FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $12.467          $11.118          $11.381
  Accumulation Unit Value
   at end of period             $16.861          $12.467          $11.118
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          24               29               33
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period       $12.287          $10.991          $11.285
  Accumulation Unit Value
   at end of period             $16.569          $12.287          $10.991
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         375              397              475
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $12.169          $10.907          $11.221
  Accumulation Unit Value
   at end of period             $16.377          $12.169          $10.907
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $16.783          $15.080          $15.553
  Accumulation Unit Value
   at end of period             $22.529          $16.783          $15.080
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           2                2                2
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $11.994          $10.782          $11.126
  Accumulation Unit Value
   at end of period             $16.093          $11.994          $10.782
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          25               64               67
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $16.578          $14.940          $15.455
  Accumulation Unit Value
   at end of period             $22.188          $16.578          $14.940
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          34               26               25
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $13.999          $12.609          $12.244
  Accumulation Unit Value
   at end of period             $14.941          $13.999          $12.609
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          45               43               53
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period       $13.798          $12.465          $12.141
  Accumulation Unit Value
   at end of period             $14.682          $13.798          $12.465
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         883            1,727            2,100
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $13.666          $12.370          $12.072
  Accumulation Unit Value
   at end of period             $14.511          $13.666          $12.370
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                1                1
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $17.118          $15.534          $15.198
  Accumulation Unit Value
   at end of period             $18.133          $17.118          $15.534
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $13.469          $12.229          $11.970
  Accumulation Unit Value
   at end of period             $14.260          $13.469          $12.229
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         161              281              362

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
---------------------------  -------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -(a)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -(a)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. SMALL CAP
 EQUITY FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $8.997           $7.543          $10.735
  Accumulation Unit Value
   at end of period             $11.381           $8.997           $7.543
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          36                7                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $8.948           $7.524          $10.730
  Accumulation Unit Value
   at end of period             $11.285           $8.948           $7.524
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         432              221              113
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $8.915           $7.512          $10.726
  Accumulation Unit Value
   at end of period             $11.221           $8.915           $7.512
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.388          $10.464                -
  Accumulation Unit Value
   at end of period             $15.553          $12.388                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           2                2                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $8.866           $7.493          $10.721
  Accumulation Unit Value
   at end of period             $11.126           $8.866           $7.493
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          77               63               50
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.347          $10.461                -
  Accumulation Unit Value
   at end of period             $15.455          $12.347                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          29               18                -
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $11.050           $8.339          $10.290
  Accumulation Unit Value
   at end of period             $12.244          $11.050           $8.339
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          57               50               20
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period       $10.989           $8.318          $10.285
  Accumulation Unit Value
   at end of period             $12.141          $10.989           $8.318
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,294            2,396            1,137
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $10.949           $8.304          $10.282
  Accumulation Unit Value
   at end of period             $12.072          $10.949           $8.304
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                1                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $13.819          $10.507                -
  Accumulation Unit Value
   at end of period             $15.198          $13.819                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $10.889           $8.283          $10.277
  Accumulation Unit Value
   at end of period             $11.970          $10.889           $8.283
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         376              403              316

30

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.910          $15.391          $15.103
  Accumulation Unit Value at end
   of period                         $17.858          $16.910          $15.391
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        148              139              152
LORD ABBETT CALIBRATED DIVIDEND
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.905          $10.730          $10.855
  Accumulation Unit Value at end
   of period                         $15.025          $11.905          $10.730
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         18               20               21
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.733          $10.607          $10.763
  Accumulation Unit Value at end
   of period                         $14.765          $11.733          $10.607
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        504              465              511
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.621          $10.526          $10.702
  Accumulation Unit Value at end
   of period                         $14.594          $11.621          $10.526
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.284          $13.879          $14.146
  Accumulation Unit Value at end
   of period                         $19.146          $15.284          $13.879
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.453          $10.406          $10.612
  Accumulation Unit Value at end
   of period                         $14.341          $11.453          $10.406
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         18               27               28
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.097          $13.751          $14.058
  Accumulation Unit Value at end
   of period                         $18.856          $15.097          $13.751
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         24               23               25
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.623           $8.702           $9.391
  Accumulation Unit Value at end
   of period                         $12.902           $9.623           $8.702
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         15               17               16
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.484           $8.602           $9.312
  Accumulation Unit Value at end
   of period                         $12.678           $9.484           $8.602
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        124              281              320
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.393           $8.537           $9.259
  Accumulation Unit Value at end
   of period                         $12.531           $9.393           $8.537
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.978          $12.736          $13.848
  Accumulation Unit Value at end
   of period                         $18.602          $13.978          $12.736
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.258           $8.439           $9.181
  Accumulation Unit Value at end
   of period                         $12.314           $9.258           $8.439
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         48               62               76
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.808          $12.618          $13.761
  Accumulation Unit Value at end
   of period                         $18.320          $13.808          $12.618
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         22                7                4

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.774          $10.504                -
  Accumulation Unit Value at end
   of period                         $15.103          $13.774                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        126              115                -
LORD ABBETT CALIBRATED DIVIDEND
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.586           $7.874          $10.371
  Accumulation Unit Value at end
   of period                         $10.855           $9.586           $7.874
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         22               22                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.534           $7.854          $10.366
  Accumulation Unit Value at end
   of period                         $10.763           $9.534           $7.854
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        359              265              121
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.499           $7.841          $10.362
  Accumulation Unit Value at end
   of period                         $10.702           $9.499           $7.841
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.587          $10.416                -
  Accumulation Unit Value at end
   of period                         $14.146          $12.587                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.447           $7.821          $10.357
  Accumulation Unit Value at end
   of period                         $10.612           $9.447           $7.821
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         32               44               12
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.546          $10.413                -
  Accumulation Unit Value at end
   of period                         $14.058          $12.546                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         21               19                -
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.107           $6.911          $10.532
  Accumulation Unit Value at end
   of period                          $9.391           $8.107           $6.911
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         21               17                6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.063           $6.894          $10.527
  Accumulation Unit Value at end
   of period                          $9.312           $8.063           $6.894
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        341              338              242
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.033           $6.882          $10.523
  Accumulation Unit Value at end
   of period                          $9.259           $8.033           $6.882
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.045          $10.345                -
  Accumulation Unit Value at end
   of period                         $13.848          $12.045                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.989           $6.865          $10.518
  Accumulation Unit Value at end
   of period                          $9.181           $7.989           $6.865
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         67               67               45
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.005          $10.342                -
  Accumulation Unit Value at end
   of period                         $13.761          $12.005                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11               11                -

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.822          $10.235          $10.432
  Accumulation Unit Value at end
   of period                         $15.920          $11.822          $10.235
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.652          $10.118          $10.344
  Accumulation Unit Value at end
   of period                         $15.644          $11.652          $10.118
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        494              100              128
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.540          $10.041          $10.285
  Accumulation Unit Value at end
   of period                         $15.462          $11.540          $10.041
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.086          $14.904          $15.305
  Accumulation Unit Value at end
   of period                         $22.837          $17.086          $14.904
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.373           $9.926          $10.198
  Accumulation Unit Value at end
   of period                         $15.194          $11.373           $9.926
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14               26               16
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.877          $14.766          $15.209
  Accumulation Unit Value at end
   of period                         $22.490          $16.877          $14.766
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         22               15                5
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.988           $9.372           $9.735
  Accumulation Unit Value at end
   of period                         $14.282          $10.988           $9.372
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.830           $9.265           $9.653
  Accumulation Unit Value at end
   of period                         $14.034          $10.830           $9.265
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         56              106               98
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.726           $9.194           $9.598
  Accumulation Unit Value at end
   of period                         $13.871          $10.726           $9.194
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.288          $13.138          $13.750
  Accumulation Unit Value at end
   of period                         $19.722          $15.288          $13.138
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.572           $9.089           $9.517
  Accumulation Unit Value at end
   of period                         $13.631          $10.572           $9.089
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8                9               19
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.101          $13.017          $13.664
  Accumulation Unit Value at end
   of period                         $19.423          $15.101          $13.017
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10                4                7
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.831          $12.148          $11.564
  Accumulation Unit Value at end
   of period                         $12.495          $12.831          $12.148
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        265              262              232

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.193           $6.785          $10.624
  Accumulation Unit Value at end
   of period                         $10.432           $9.193           $6.785
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.142           $6.768          $10.619
  Accumulation Unit Value at end
   of period                         $10.344           $9.142           $6.768
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        102               71               38
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.109           $6.757          $10.615
  Accumulation Unit Value at end
   of period                         $10.285           $9.109           $6.757
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.588          $10.105                -
  Accumulation Unit Value at end
   of period                         $15.305          $13.588                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.059           $6.740          $10.610
  Accumulation Unit Value at end
   of period                         $10.198           $9.059           $6.740
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12               18                7
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.544          $10.102                -
  Accumulation Unit Value at end
   of period                         $15.209          $13.544                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                2                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.899           $7.127          $10.605
  Accumulation Unit Value at end
   of period                          $9.735           $8.899           $7.127
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.850           $7.110          $10.600
  Accumulation Unit Value at end
   of period                          $9.653           $8.850           $7.110
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        114              114               60
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.818           $7.098          $10.597
  Accumulation Unit Value at end
   of period                          $9.598           $8.818           $7.098
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.664          $10.218                -
  Accumulation Unit Value at end
   of period                         $13.750          $12.664                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.770           $7.080          $10.591
  Accumulation Unit Value at end
   of period                          $9.517           $8.770           $7.080
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14               14               17
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.622          $10.216                -
  Accumulation Unit Value at end
   of period                         $13.664          $12.622                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13                1                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.933           $9.561          $10.045
  Accumulation Unit Value at end
   of period                         $11.564          $10.933           $9.561
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        246               43                -

32

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.646          $12.009          $11.466
  Accumulation Unit Value at end
   of period                         $12.279          $12.646          $12.009
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      6,389            2,247            1,942
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.524          $11.917          $11.401
  Accumulation Unit Value at end
   of period                         $12.136          $12.524          $11.917
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                4                4
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.390          $12.773          $12.251
  Accumulation Unit Value at end
   of period                         $12.943          $13.390          $12.773
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                3                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.344          $11.781          $11.305
  Accumulation Unit Value at end
   of period                         $11.926          $12.344          $11.781
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         98              239              210
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.227          $12.655          $12.174
  Accumulation Unit Value at end
   of period                         $12.747          $13.227          $12.655
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        138              213               95
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.070          $10.115          $10.092
  Accumulation Unit Value at end
   of period                         $12.968          $11.070          $10.115
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         57               69               72
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.911           $9.999          $10.007
  Accumulation Unit Value at end
   of period                         $12.743          $10.911           $9.999
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,118            2,245            2,450
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.806           $9.923           $9.950
  Accumulation Unit Value at end
   of period                         $12.596          $10.806           $9.923
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                4                4
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.771          $12.677          $12.744
  Accumulation Unit Value at end
   of period                         $16.011          $13.771          $12.677
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.650           $9.809           $9.866
  Accumulation Unit Value at end
   of period                         $12.377          $10.650           $9.809
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        111              189              262
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.603          $12.560          $12.664
  Accumulation Unit Value at end
   of period                         $15.768          $13.603          $12.560
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        103               99              118
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.821           $9.465           $9.638
  Accumulation Unit Value at end
   of period                         $14.476          $10.821           $9.465
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        219              275              328
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.665           $9.357           $9.557
  Accumulation Unit Value at end
   of period                         $14.225          $10.665           $9.357
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,359            2,891            3,516

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.874           $9.537          $10.040
  Accumulation Unit Value at end
   of period                         $11.466          $10.874           $9.537
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,756              750              152
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.834           $9.521          $10.037
  Accumulation Unit Value at end
   of period                         $11.401          $10.834           $9.521
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.670          $10.282                -
  Accumulation Unit Value at end
   of period                         $12.251          $11.670                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.774           $9.497          $10.032
  Accumulation Unit Value at end
   of period                         $11.305          $10.774           $9.497
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        172              106               18
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.632          $10.279                -
  Accumulation Unit Value at end
   of period                         $12.174          $11.632                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        145               67                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.330           $8.033          $10.260
  Accumulation Unit Value at end
   of period                         $10.092           $9.330           $8.033
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         87               80               48
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.279           $8.013          $10.255
  Accumulation Unit Value at end
   of period                         $10.007           $9.279           $8.013
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,306            1,982              964
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.245           $8.000          $10.252
  Accumulation Unit Value at end
   of period                          $9.950           $9.245           $8.000
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                5                7
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.871          $10.297                -
  Accumulation Unit Value at end
   of period                         $12.744          $11.871                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.195           $7.980          $10.247
  Accumulation Unit Value at end
   of period                          $9.866           $9.195           $7.980
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        308              326              243
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.832          $10.295                -
  Accumulation Unit Value at end
   of period                         $12.664          $11.832                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        110               83                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.784           $7.271          $10.531
  Accumulation Unit Value at end
   of period                          $9.638           $8.784           $7.271
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        330              238              102
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.736           $7.253          $10.526
  Accumulation Unit Value at end
   of period                          $9.557           $8.736           $7.253
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,882            3,425            1,491

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.563           $9.285           $9.503
  Accumulation Unit Value at end
   of period                         $14.060          $10.563           $9.285
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5               10               12
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.003          $13.221          $13.565
  Accumulation Unit Value at end
   of period                         $19.921          $15.003          $13.221
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                3                4
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.411           $9.179           $9.423
  Accumulation Unit Value at end
   of period                         $13.816          $10.411           $9.179
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        187              317              417
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.820          $13.099          $13.480
  Accumulation Unit Value at end
   of period                         $19.619          $14.820          $13.099
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        154              174              201
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $22.567          $20.178          $21.077
  Accumulation Unit Value at end
   of period                         $28.413          $22.567          $20.178
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,338            2,484            2,976
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $21.922          $19.660          $20.597
  Accumulation Unit Value at end
   of period                         $27.518          $21.922          $19.660
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        434              628              738
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $21.502          $19.322          $20.284
  Accumulation Unit Value at end
   of period                         $26.937          $21.502          $19.322
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        772            1,184            1,618
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $20.988          $18.908          $19.898
  Accumulation Unit Value at end
   of period                         $26.228          $20.988          $18.908
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        306              258              371
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $20.887          $18.826          $19.822
  Accumulation Unit Value at end
   of period                         $26.089          $20.887          $18.826
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        433              598              779
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $20.388          $18.422          $19.446
  Accumulation Unit Value at end
   of period                         $25.402          $20.388          $18.422
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        299              227              283
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $18.529          $16.439          $16.838
  Accumulation Unit Value at end
   of period                         $23.447          $18.529          $16.439
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,444            4,869            5,865
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $16.056          $14.288          $14.679
  Accumulation Unit Value at end
   of period                         $20.257          $16.056          $14.288
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,552            2,008            2,472
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $15.081          $13.447          $13.842
  Accumulation Unit Value at end
   of period                         $18.988          $15.081          $13.447
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,206            3,396            4,627
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.322          $13.696          $14.134
  Accumulation Unit Value at end
   of period                         $19.244          $15.322          $13.696
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        772              696              748

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.704           $7.241          $10.523
  Accumulation Unit Value at end
   of period                          $9.503           $8.704           $7.241
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9                8                5
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.456          $10.388                -
  Accumulation Unit Value at end
   of period                         $13.565          $12.456                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.656           $7.223          $10.517
  Accumulation Unit Value at end
   of period                          $9.423           $8.656           $7.223
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        440              428              300
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.415          $10.385                -
  Accumulation Unit Value at end
   of period                         $13.480          $12.415                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        205              158                -
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $19.081          $15.684          $21.186
  Accumulation Unit Value at end
   of period                         $21.077          $19.081          $15.684
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,440            3,733            3,787
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $18.703          $15.419          $20.870
  Accumulation Unit Value at end
   of period                         $20.597          $18.703          $15.419
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        929            1,091            1,173
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $18.455          $15.245          $20.663
  Accumulation Unit Value at end
   of period                         $20.284          $18.455          $15.245
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,051            2,397            2,519
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.150          $15.031                -
  Accumulation Unit Value at end
   of period                         $19.898          $18.150                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        310              123                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $18.090          $14.988          $20.355
  Accumulation Unit Value at end
   of period                         $19.822          $18.090          $14.988
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,000            1,275            1,338
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.790          $14.777                -
  Accumulation Unit Value at end
   of period                         $19.446          $17.790                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        322              113                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.349          $12.342          $18.802
  Accumulation Unit Value at end
   of period                         $16.838          $15.349          $12.342
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      6,746            7,420            8,036
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $13.420          $10.824          $16.523
  Accumulation Unit Value at end
   of period                         $14.679          $13.420          $10.824
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,946            3,568            4,577
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.681          $10.248          $15.665
  Accumulation Unit Value at end
   of period                         $13.842          $12.681          $10.248
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,947            7,101            7,859
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.981          $10.517                -
  Accumulation Unit Value at end
   of period                         $14.134          $12.981                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        598              285                -

34

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $15.131          $13.532          $13.972
  Accumulation Unit Value at end
   of period                         $18.994          $15.131          $13.532
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,182            1,792            2,449
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.198          $12.730          $13.176
  Accumulation Unit Value at end
   of period                         $17.779          $14.198          $12.730
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        873              760              889
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.107           $9.002           $9.251
  Accumulation Unit Value at end
   of period                         $12.906          $10.107           $9.002
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.962           $8.899           $9.173
  Accumulation Unit Value at end
   of period                         $12.683           $9.962           $8.899
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20               78               97
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.866           $8.831           $9.121
  Accumulation Unit Value at end
   of period                         $12.536           $9.866           $8.831
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.671          $14.959          $15.490
  Accumulation Unit Value at end
   of period                         $21.129          $16.671          $14.959
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.724           $8.730           $9.044
  Accumulation Unit Value at end
   of period                         $12.318           $9.724           $8.730
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7               14               25
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.468          $14.821          $15.393
  Accumulation Unit Value at end
   of period                         $20.809          $16.468          $14.821
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                6                8
OPPENHEIMER EQUITY INCOME
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.978           $8.943           $9.490
  Accumulation Unit Value at end
   of period                         $12.670           $9.978           $8.943
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.834           $8.841           $9.410
  Accumulation Unit Value at end
   of period                         $12.450           $9.834           $8.841
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         81               53               53
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.740           $8.773           $9.357
  Accumulation Unit Value at end
   of period                         $12.306           $9.740           $8.773
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.402          $13.908          $14.870
  Accumulation Unit Value at end
   of period                         $19.411          $15.402          $13.908
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.600           $8.673           $9.278
  Accumulation Unit Value at end
   of period                         $12.092           $9.600           $8.673
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                6               15

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.838          $10.406          $15.938
  Accumulation Unit Value at end
   of period                         $13.972          $12.838          $10.406
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,115            3,784            4,203
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.138           $9.863                -
  Accumulation Unit Value at end
   of period                         $13.176          $12.138                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        701              374                -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.591           $6.041          $10.880
  Accumulation Unit Value at end
   of period                          $9.251           $8.591           $6.041
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.544           $6.026          $10.874
  Accumulation Unit Value at end
   of period                          $9.173           $8.544           $6.026
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         91              105               52
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.513           $6.016          $10.871
  Accumulation Unit Value at end
   of period                          $9.121           $8.513           $6.016
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.493          $10.267                -
  Accumulation Unit Value at end
   of period                         $15.490          $14.493                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.466           $6.001          $10.865
  Accumulation Unit Value at end
   of period                          $9.044           $8.466           $6.001
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         29               33                7
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.446          $10.265                -
  Accumulation Unit Value at end
   of period                         $15.393          $14.446                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4               10                -
OPPENHEIMER EQUITY INCOME
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.379           $6.406          $10.779
  Accumulation Unit Value at end
   of period                          $9.490           $8.379           $6.406
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.333           $6.390          $10.773
  Accumulation Unit Value at end
   of period                          $9.410           $8.333           $6.390
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         38               73               27
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.302           $6.379          $10.770
  Accumulation Unit Value at end
   of period                          $9.357           $8.302           $6.379
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.227          $10.189                -
  Accumulation Unit Value at end
   of period                         $14.870          $13.227                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.257           $6.363          $10.765
  Accumulation Unit Value at end
   of period                          $9.278           $8.257           $6.363
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         18               18               14

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.214          $13.780          $14.777
  Accumulation Unit Value at end
   of period                         $19.117          $15.214          $13.780
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                3                3
OPPENHEIMER GLOBAL FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.054           $9.264          $10.265
  Accumulation Unit Value at end
   of period                         $13.850          $11.054           $9.264
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11               16               16
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.895           $9.158          $10.178
  Accumulation Unit Value at end
   of period                         $13.610          $10.895           $9.158
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        312              613              848
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.791           $9.088          $10.121
  Accumulation Unit Value at end
   of period                         $13.452          $10.791           $9.088
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.470          $14.750          $16.467
  Accumulation Unit Value at end
   of period                         $21.724          $17.470          $14.750
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14               14               12
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.635           $8.984          $10.035
  Accumulation Unit Value at end
   of period                         $13.219          $10.635           $8.984
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         76              126              190
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.257          $14.614          $16.364
  Accumulation Unit Value at end
   of period                         $21.395          $17.257          $14.614
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         46               31               71
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.021           $9.579           $9.740
  Accumulation Unit Value at end
   of period                         $14.291          $11.021           $9.579
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.862           $9.470           $9.658
  Accumulation Unit Value at end
   of period                         $14.044          $10.862           $9.470
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         39               78               67
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.758           $9.398           $9.603
  Accumulation Unit Value at end
   of period                         $13.881          $10.758           $9.398
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                2
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.489          $14.440          $14.793
  Accumulation Unit Value at end
   of period                         $21.223          $16.489          $14.440
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.603           $9.290           $9.522
  Accumulation Unit Value at end
   of period                         $13.640          $10.603           $9.290
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14                9               16
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.288          $14.307          $14.701
  Accumulation Unit Value at end
   of period                         $20.901          $16.288          $14.307
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                4                4

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.184          $10.186                -
  Accumulation Unit Value at end
   of period                         $14.777          $13.184                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                4                -
OPPENHEIMER GLOBAL FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.992           $6.541          $10.592
  Accumulation Unit Value at end
   of period                         $10.265           $8.992           $6.541
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         19               19                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.943           $6.524          $10.587
  Accumulation Unit Value at end
   of period                         $10.178           $8.943           $6.524
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        859              999              717
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.910           $6.513          $10.583
  Accumulation Unit Value at end
   of period                         $10.121           $8.910           $6.513
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.534          $10.651                -
  Accumulation Unit Value at end
   of period                         $16.467          $14.534                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13                5                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.862           $6.497          $10.578
  Accumulation Unit Value at end
   of period                         $10.035           $8.862           $6.497
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        168              168              144
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.487          $10.648                -
  Accumulation Unit Value at end
   of period                         $16.364          $14.487                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         24               24                -
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.524           $6.750          $10.556
  Accumulation Unit Value at end
   of period                          $9.740           $8.524           $6.750
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.477           $6.733          $10.551
  Accumulation Unit Value at end
   of period                          $9.658           $8.477           $6.733
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         69               56               37
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.446           $6.722          $10.548
  Accumulation Unit Value at end
   of period                          $9.603           $8.446           $6.722
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                1                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.043          $10.406                -
  Accumulation Unit Value at end
   of period                         $14.793          $13.043                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.400           $6.705          $10.543
  Accumulation Unit Value at end
   of period                          $9.522           $8.400           $6.705
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12               12                5
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.000          $10.404                -
  Accumulation Unit Value at end
   of period                         $14.701          $13.000                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                4                -

36

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.393          $10.675          $11.084
  Accumulation Unit Value at end
   of period                         $17.194          $12.393          $10.675
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12               15               18
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.215          $10.553          $10.991
  Accumulation Unit Value at end
   of period                         $16.896          $12.215          $10.553
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        394              721              886
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.098          $10.473          $10.929
  Accumulation Unit Value at end
   of period                         $16.700          $12.098          $10.473
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.214          $16.675          $17.445
  Accumulation Unit Value at end
   of period                         $26.459          $19.214          $16.675
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.923          $10.353          $10.836
  Accumulation Unit Value at end
   of period                         $16.411          $11.923          $10.353
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         74              111              128
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.980          $16.521          $17.336
  Accumulation Unit Value at end
   of period                         $26.058          $18.980          $16.521
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         55               55               61
PUTNAM VT DIVERSIFIED INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.735          $11.574          $12.115
  Accumulation Unit Value at end
   of period                         $13.545          $12.735          $11.574
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         15               16               19
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.551          $11.441          $12.012
  Accumulation Unit Value at end
   of period                         $13.310          $12.551          $11.441
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,481            2,548            2,634
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.430          $11.354          $11.944
  Accumulation Unit Value at end
   of period                         $13.156          $12.430          $11.354
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.145          $16.615          $17.522
  Accumulation Unit Value at end
   of period                         $19.156          $18.145          $16.615
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.251          $11.224          $11.843
  Accumulation Unit Value at end
   of period                         $12.928          $12.251          $11.224
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        204              275              350
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.923          $16.461          $17.413
  Accumulation Unit Value at end
   of period                         $18.865          $17.923          $16.461
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        149              146              188
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.568          $10.267          $10.451
  Accumulation Unit Value at end
   of period                         $13.638          $11.568          $10.267
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.130           $6.760          $10.524
  Accumulation Unit Value at end
   of period                         $11.084           $9.130           $6.760
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         18               19                6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.080           $6.744          $10.519
  Accumulation Unit Value at end
   of period                         $10.991           $9.080           $6.744
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        977            1,066              533
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.047           $6.732          $10.515
  Accumulation Unit Value at end
   of period                         $10.929           $9.047           $6.732
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.477          $10.800                -
  Accumulation Unit Value at end
   of period                         $17.445          $14.477                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.997           $6.716          $10.510
  Accumulation Unit Value at end
   of period                         $10.836           $8.997           $6.716
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        139              144              108
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.430          $10.797                -
  Accumulation Unit Value at end
   of period                         $17.336          $14.430                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         61               57                -
PUTNAM VT DIVERSIFIED INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.899           $7.110          $10.244
  Accumulation Unit Value at end
   of period                         $12.115          $10.899           $7.110
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20               23                8
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.839           $7.093          $10.239
  Accumulation Unit Value at end
   of period                         $12.012          $10.839           $7.093
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,176            3,612            1,496
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.799           $7.081          $10.236
  Accumulation Unit Value at end
   of period                         $11.944          $10.799           $7.081
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.882          $10.439                -
  Accumulation Unit Value at end
   of period                         $17.522          $15.882                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.740           $7.063          $10.230
  Accumulation Unit Value at end
   of period                         $11.843          $10.740           $7.063
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        459              465              336
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.830          $10.436                -
  Accumulation Unit Value at end
   of period                         $17.413          $15.830                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        264              200                -
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.236           $6.924          $10.301
  Accumulation Unit Value at end
   of period                         $10.451           $9.236           $6.924
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.401          $10.150          $10.362
  Accumulation Unit Value at end
   of period                         $13.401          $11.401          $10.150
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         97              265              225
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.292          $10.072          $10.304
  Accumulation Unit Value at end
   of period                         $13.246          $11.292          $10.072
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.943          $15.151          $15.538
  Accumulation Unit Value at end
   of period                         $19.825          $16.943          $15.151
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.129           $9.957          $10.216
  Accumulation Unit Value at end
   of period                         $13.016          $11.129           $9.957
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         18                8               10
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.736          $15.011          $15.440
  Accumulation Unit Value at end
   of period                         $19.524          $16.736          $15.011
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                9               13
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.996           $6.648           $8.112
  Accumulation Unit Value at end
   of period                         $10.103           $7.996           $6.648
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $7.881           $6.571           $8.043
  Accumulation Unit Value at end
   of period                          $9.928           $7.881           $6.571
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         63               42               52
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.805           $6.521           $7.997
  Accumulation Unit Value at end
   of period                          $9.812           $7.805           $6.521
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.648          $11.432          $14.055
  Accumulation Unit Value at end
   of period                         $17.116          $13.648          $11.432
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.692           $6.446           $7.930
  Accumulation Unit Value at end
   of period                          $9.642           $7.692           $6.446
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         19               30               38
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.482          $11.327          $13.967
  Accumulation Unit Value at end
   of period                         $16.857          $13.482          $11.327
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                6                6
PUTNAM VT INTERNATIONAL VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.907           $6.585           $7.741
  Accumulation Unit Value at end
   of period                          $9.533           $7.907           $6.585
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $7.793           $6.509           $7.676
  Accumulation Unit Value at end
   of period                          $9.368           $7.793           $6.509
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         44               56               44
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.718           $6.460           $7.632
  Accumulation Unit Value at end
   of period                          $9.259           $7.718           $6.460
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.185           $6.907          $10.295
  Accumulation Unit Value at end
   of period                         $10.362           $9.185           $6.907
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        238              254               36
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.152           $6.895          $10.292
  Accumulation Unit Value at end
   of period                         $10.304           $9.152           $6.895
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.835          $10.450                -
  Accumulation Unit Value at end
   of period                         $15.538          $13.835                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.101           $6.878          $10.287
  Accumulation Unit Value at end
   of period                         $10.216           $9.101           $6.878
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10                9                7
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.790          $10.447                -
  Accumulation Unit Value at end
   of period                         $15.440          $13.790                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13                9                -
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.473           $6.077          $10.506
  Accumulation Unit Value at end
   of period                          $8.112           $7.473           $6.077
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $7.431           $6.062          $10.500
  Accumulation Unit Value at end
   of period                          $8.043           $7.431           $6.062
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         55               76               35
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.404           $6.052          $10.497
  Accumulation Unit Value at end
   of period                          $7.997           $7.404           $6.052
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.046          $10.689                -
  Accumulation Unit Value at end
   of period                         $14.055          $13.046                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.363           $6.037          $10.491
  Accumulation Unit Value at end
   of period                          $7.930           $7.363           $6.037
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         31               32               29
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.003          $10.686                -
  Accumulation Unit Value at end
   of period                         $13.967          $13.003                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                6                -
PUTNAM VT INTERNATIONAL VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.325           $5.883          $10.585
  Accumulation Unit Value at end
   of period                          $7.741           $7.325           $5.883
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $7.284           $5.869          $10.579
  Accumulation Unit Value at end
   of period                          $7.676           $7.284           $5.869
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         47               62               23
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.258           $5.859          $10.576
  Accumulation Unit Value at end
   of period                          $7.632           $7.258           $5.859
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

38

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.016          $11.761          $13.931
  Accumulation Unit Value at end
   of period                         $16.774          $14.016          $11.761
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.606           $6.386           $7.568
  Accumulation Unit Value at end
   of period                          $9.098           $7.606           $6.386
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7               13               13
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.845          $11.652          $13.844
  Accumulation Unit Value at end
   of period                         $16.520          $13.845          $11.652
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6               10                8
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.587           $9.996          $10.635
  Accumulation Unit Value at end
   of period                         $15.960          $11.587           $9.996
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.420           $9.882          $10.545
  Accumulation Unit Value at end
   of period                         $15.683          $11.420           $9.882
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         36               39               90
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.310           $9.806          $10.485
  Accumulation Unit Value at end
   of period                         $15.500          $11.310           $9.806
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.261          $15.873          $17.014
  Accumulation Unit Value at end
   of period                         $24.965          $18.261          $15.873
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.147           $9.694          $10.396
  Accumulation Unit Value at end
   of period                         $15.231          $11.147           $9.694
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12               22               26
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.038          $15.726          $16.908
  Accumulation Unit Value at end
   of period                         $24.586          $18.038          $15.726
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                4
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.306           $8.335          $10.041
  Accumulation Unit Value at end
   of period                          $9.096           $9.306           $8.335
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                2                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.172           $8.240           $9.956
  Accumulation Unit Value at end
   of period                          $8.939           $9.172           $8.240
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                2
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.083           $8.177           $9.899
  Accumulation Unit Value at end
   of period                          $8.835           $9.083           $8.177
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.497          $16.693          $20.260
  Accumulation Unit Value at end
   of period                         $17.946          $18.497          $16.693
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.280          $10.748                -
  Accumulation Unit Value at end
   of period                         $13.931          $13.280                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.218           $5.844          $10.571
  Accumulation Unit Value at end
   of period                          $7.568           $7.218           $5.844
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12               12               10
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.237          $10.745                -
  Accumulation Unit Value at end
   of period                         $13.844          $13.237                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8                6                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.556           $6.593          $10.319
  Accumulation Unit Value at end
   of period                         $10.635           $8.556           $6.593
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.509           $6.577          $10.314
  Accumulation Unit Value at end
   of period                         $10.545           $8.509           $6.577
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         58               48               32
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.478           $6.566          $10.311
  Accumulation Unit Value at end
   of period                         $10.485           $8.478           $6.566
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.792          $10.708                -
  Accumulation Unit Value at end
   of period                         $17.014          $13.792                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.431           $6.549          $10.305
  Accumulation Unit Value at end
   of period                         $10.396           $8.431           $6.549
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         28               31               24
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.746          $10.705                -
  Accumulation Unit Value at end
   of period                         $16.908          $13.746                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                1                -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.655           $5.083           $9.909
  Accumulation Unit Value at end
   of period                         $10.041           $8.655           $5.083
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.607           $5.070           $9.904
  Accumulation Unit Value at end
   of period                          $9.956           $8.607           $5.070
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                5                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.576           $5.062           $9.901
  Accumulation Unit Value at end
   of period                          $9.899           $8.576           $5.062
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.595          $10.411                -
  Accumulation Unit Value at end
   of period                         $20.260          $17.595                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.953           $8.083           $9.816
  Accumulation Unit Value at end
   of period                          $8.681           $8.953           $8.083
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.271          $16.538          $20.133
  Accumulation Unit Value at end
   of period                         $17.674          $18.271          $16.538
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
TEMPLETON FOREIGN SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.451          $12.388          $14.051
  Accumulation Unit Value at end
   of period                         $17.532          $14.451          $12.388
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,295            2,955            3,437
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $13.365          $11.492          $13.074
  Accumulation Unit Value at end
   of period                         $16.166          $13.365          $11.492
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        880            1,090            1,326
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.531          $10.797          $12.307
  Accumulation Unit Value at end
   of period                         $15.127          $12.531          $10.797
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,618            2,454            3,359
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.754          $11.016          $12.589
  Accumulation Unit Value at end
   of period                         $15.358          $12.754          $11.016
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        652              598              654
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.595          $10.884          $12.444
  Accumulation Unit Value at end
   of period                         $15.159          $12.595          $10.884
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        873            1,324            1,756
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.798          $10.221          $11.715
  Accumulation Unit Value at end
   of period                         $14.164          $11.798          $10.221
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        483              568              690
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.553          $12.820          $13.108
  Accumulation Unit Value at end
   of period                         $14.592          $14.553          $12.820
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         33               36               39
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $14.344          $12.673          $12.997
  Accumulation Unit Value at end
   of period                         $14.339          $14.344          $12.673
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                3
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.206          $12.576          $12.924
  Accumulation Unit Value at end
   of period                         $14.173          $14.206          $12.576
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.185          $13.476          $13.883
  Accumulation Unit Value at end
   of period                         $15.111          $15.185          $13.476
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.001          $12.432          $12.814
  Accumulation Unit Value at end
   of period                         $13.927          $14.001          $12.432
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                1                1

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.529           $5.049           $9.896
  Accumulation Unit Value at end
   of period                          $9.816           $8.529           $5.049
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.537          $10.408                -
  Accumulation Unit Value at end
   of period                         $20.133          $17.537                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
TEMPLETON FOREIGN SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.138           $9.717          $15.682
  Accumulation Unit Value at end
   of period                         $14.051          $13.138           $9.717
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,682            3,891            4,291
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.260           $9.095          $14.708
  Accumulation Unit Value at end
   of period                         $13.074          $12.260           $9.095
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,547            1,780            2,085
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.565           $8.596          $13.920
  Accumulation Unit Value at end
   of period                         $12.307          $11.565           $8.596
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,151            4,848            5,536
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.859           $8.837                -
  Accumulation Unit Value at end
   of period                         $12.589          $11.859                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        427              201                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.728           $8.744          $14.188
  Accumulation Unit Value at end
   of period                         $12.444          $11.728           $8.744
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,158            2,627            3,130
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.069           $8.273                -
  Accumulation Unit Value at end
   of period                         $11.715          $11.069                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        498              245                -
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.609           $9.914           $9.904
  Accumulation Unit Value at end
   of period                         $13.108          $11.609           $9.914
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         42               35               20
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.545           $9.890           $9.899
  Accumulation Unit Value at end
   of period                         $12.997          $11.545           $9.890
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                2                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.503           $9.873           $9.896
  Accumulation Unit Value at end
   of period                         $12.924          $11.503           $9.873
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.388          $10.659                -
  Accumulation Unit Value at end
   of period                         $13.883          $12.388                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.440           $9.848           $9.890
  Accumulation Unit Value at end
   of period                         $12.814          $11.440           $9.848
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1

40

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.999          $13.352          $13.796
  Accumulation Unit Value at end
   of period                         $14.882          $14.999          $13.352
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.733          $12.334          $13.440
  Accumulation Unit Value at end
   of period                         $19.015          $14.733          $12.334
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,933            3,207            3,928
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $13.293          $11.163          $12.199
  Accumulation Unit Value at end
   of period                         $17.106          $13.293          $11.163
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        700            1,091            1,304
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.851          $10.813          $11.841
  Accumulation Unit Value at end
   of period                         $16.504          $12.851          $10.813
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,450            2,270            3,111
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.685          $10.700          $11.747
  Accumulation Unit Value at end
   of period                         $16.250          $12.685          $10.700
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        488              424              386
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.527          $10.572          $11.612
  Accumulation Unit Value at end
   of period                         $16.040          $12.527          $10.572
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        661            1,012            1,352
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.099          $10.236          $11.272
  Accumulation Unit Value at end
   of period                         $15.453          $12.099          $10.236
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        347              310              335
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.605          $10.842          $11.839
  Accumulation Unit Value at end
   of period                         $15.742          $11.605          $10.842
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         35               54               60
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.438          $10.719          $11.739
  Accumulation Unit Value at end
   of period                         $15.469          $11.438          $10.719
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        133              440              704
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.328          $10.637          $11.673
  Accumulation Unit Value at end
   of period                         $15.290          $11.328          $10.637
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                3                3
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.820          $18.657          $20.526
  Accumulation Unit Value at end
   of period                         $26.685          $19.820          $18.657
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.166          $10.515          $11.574
  Accumulation Unit Value at end
   of period                         $15.025          $11.166          $10.515
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         34               79               89
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.579          $18.485          $20.397
  Accumulation Unit Value at end
   of period                         $26.280          $19.579          $18.485
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         23               18               24

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.347          $10.656                -
  Accumulation Unit Value at end
   of period                         $13.796          $12.347                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.684           $9.807          $15.968
  Accumulation Unit Value at end
   of period                         $13.440          $12.684           $9.807
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,542            5,108            5,796
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.548           $8.955          $14.611
  Accumulation Unit Value at end
   of period                         $12.199          $11.548           $8.955
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,508            1,839            2,365
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.232           $8.727          $14.258
  Accumulation Unit Value at end
   of period                         $11.841          $11.232           $8.727
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,947            4,586            5,219
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.170           $8.701                -
  Accumulation Unit Value at end
   of period                         $11.747          $11.170                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        254              105                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.047           $8.610          $14.094
  Accumulation Unit Value at end
   of period                         $11.612          $11.047           $8.610
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,702            2,090            2,477
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.750           $8.399                -
  Accumulation Unit Value at end
   of period                         $11.272          $10.750                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        216               82                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.072           $5.843          $10.720
  Accumulation Unit Value at end
   of period                         $11.839           $9.072           $5.843
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         66               85               51
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.023           $5.829          $10.714
  Accumulation Unit Value at end
   of period                         $11.739           $9.023           $5.829
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        696              738              503
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.990           $5.819          $10.711
  Accumulation Unit Value at end
   of period                         $11.673           $8.990           $5.819
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                4                3
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.847          $10.284                -
  Accumulation Unit Value at end
   of period                         $20.526          $15.847                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.941           $5.805          $10.706
  Accumulation Unit Value at end
   of period                         $11.574           $8.941           $5.805
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        125              130              119
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.795          $10.281                -
  Accumulation Unit Value at end
   of period                         $20.397          $15.795                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         21               21                -



(a)  Inception date July 15, 2013.

-------------------------------------------------------------------------------


EDGE SHARES



                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.771           $9.581           $9.968
  Accumulation Unit Value at end
   of period                         $12.418          $10.771           $9.581
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        146              174              207
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.616           $9.472           $9.883
  Accumulation Unit Value at end
   of period                         $12.202          $10.616           $9.472
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         55               60               88
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.514           $9.399           $9.827
  Accumulation Unit Value at end
   of period                         $12.061          $10.514           $9.399
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         19               21               22
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.876          $13.333          $13.975
  Accumulation Unit Value at end
   of period                         $17.023          $14.876          $13.333
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         16               17               19
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.362           $9.292           $9.744
  Accumulation Unit Value at end
   of period                         $11.852          $10.362           $9.292
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        529              978            1,123
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.695          $13.210          $13.888
  Accumulation Unit Value at end
   of period                         $16.765          $14.695          $13.210
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.024           $7.023           $8.436
  Accumulation Unit Value at end
   of period                          $9.016           $8.024           $7.023
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         25               40               45
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $7.909           $6.942           $8.365
  Accumulation Unit Value at end
   of period                          $8.860           $7.909           $6.942
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                4
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.832           $6.889           $8.317
  Accumulation Unit Value at end
   of period                          $8.757           $7.832           $6.889
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.279          $13.473          $16.306
  Accumulation Unit Value at end
   of period                         $17.040          $15.279          $13.473
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.720           $6.810           $8.247
  Accumulation Unit Value at end
   of period                          $8.605           $7.720           $6.810
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         76              193              306
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.093          $13.348          $16.204
  Accumulation Unit Value at end
   of period                         $16.782          $15.093          $13.348
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $6.429           $5.678           $7.108
  Accumulation Unit Value at end
   of period                          $7.824           $6.429           $5.678
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        129              170              184

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.114           $7.386          $10.410
  Accumulation Unit Value at end
   of period                          $9.968           $9.114           $7.386
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        260              242              118
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.064           $7.368          $10.405
  Accumulation Unit Value at end
   of period                          $9.883           $9.064           $7.368
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        127               68               12
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.031           $7.355          $10.402
  Accumulation Unit Value at end
   of period                          $9.827           $9.031           $7.355
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         32               20                6
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.875          $10.512                -
  Accumulation Unit Value at end
   of period                         $13.975          $12.875                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         19               17                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.982           $7.337          $10.397
  Accumulation Unit Value at end
   of period                          $9.744           $8.982           $7.337
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,192            1,058              595
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.833          $10.509                -
  Accumulation Unit Value at end
   of period                         $13.888          $12.833                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.555           $5.473          $10.471
  Accumulation Unit Value at end
   of period                          $8.436           $7.555           $5.473
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         47               58               45
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $7.514           $5.459          $10.466
  Accumulation Unit Value at end
   of period                          $8.365           $7.514           $5.459
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                5                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.486           $5.450          $10.462
  Accumulation Unit Value at end
   of period                          $8.317           $7.486           $5.450
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.714          $10.738                -
  Accumulation Unit Value at end
   of period                         $16.306          $14.714                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.445           $5.436          $10.457
  Accumulation Unit Value at end
   of period                          $8.247           $7.445           $5.436
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        331              372              337
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.666          $10.735                -
  Accumulation Unit Value at end
   of period                         $16.204          $14.666                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $6.873           $5.159          $10.795
  Accumulation Unit Value at end
   of period                          $7.108           $6.873           $5.159
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        172              161               73

42

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $6.337           $5.613           $7.048
  Accumulation Unit Value at end
   of period                          $7.688           $6.337           $5.613
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         18               21               21
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $6.276           $5.570           $7.008
  Accumulation Unit Value at end
   of period                          $7.599           $6.276           $5.570
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         17               27               29
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.838          $11.424          $14.409
  Accumulation Unit Value at end
   of period                         $15.507          $12.838          $11.424
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $6.185           $5.507           $6.949
  Accumulation Unit Value at end
   of period                          $7.467           $6.185           $5.507
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,021            1,789            2,011
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.682          $11.318          $14.319
  Accumulation Unit Value at end
   of period                         $15.272          $12.682          $11.318
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.697          $10.809          $11.930
  Accumulation Unit Value at end
   of period                         $17.328          $12.697          $10.809
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        118              140              148
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.515          $10.686          $11.829
  Accumulation Unit Value at end
   of period                         $17.028          $12.515          $10.686
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         21               23               30
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.395          $10.604          $11.763
  Accumulation Unit Value at end
   of period                         $16.831          $12.395          $10.604
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         23               26               27
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $20.037          $17.186          $19.111
  Accumulation Unit Value at end
   of period                         $27.141          $20.037          $17.186
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.216          $10.483          $11.663
  Accumulation Unit Value at end
   of period                         $16.539          $12.216          $10.483
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        200              376              473
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.793          $17.027          $18.991
  Accumulation Unit Value at end
   of period                         $26.729          $19.793          $17.027
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.327           $8.141           $8.533
  Accumulation Unit Value at end
   of period                         $12.623           $9.327           $8.141
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8               10               14
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.193           $8.048           $8.461
  Accumulation Unit Value at end
   of period                         $12.404           $9.193           $8.048
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                3
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.104           $7.987           $8.413
  Accumulation Unit Value at end
   of period                         $12.260           $9.104           $7.987
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $6.836           $5.147          $10.790
  Accumulation Unit Value at end
   of period                          $7.048           $6.836           $5.147
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20               19               13
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $6.811           $5.138          $10.787
  Accumulation Unit Value at end
   of period                          $7.008           $6.811           $5.138
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         32               20                5
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.038          $10.617                -
  Accumulation Unit Value at end
   of period                         $14.409          $14.038                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $6.773           $5.125          $10.781
  Accumulation Unit Value at end
   of period                          $6.949           $6.773           $5.125
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,973            1,988            1,059
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.992          $10.614                -
  Accumulation Unit Value at end
   of period                         $14.319          $13.992                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.505           $6.719          $10.804
  Accumulation Unit Value at end
   of period                         $11.930           $9.505           $6.719
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        123               20               14
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.453           $6.703          $10.799
  Accumulation Unit Value at end
   of period                         $11.829           $9.453           $6.703
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         22                8                5
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.418           $6.692          $10.795
  Accumulation Unit Value at end
   of period                         $11.763           $9.418           $6.692
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         28                2                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.340          $10.926                -
  Accumulation Unit Value at end
   of period                         $19.111          $15.340                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.367           $6.675          $10.790
  Accumulation Unit Value at end
   of period                         $11.663           $9.367           $6.675
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        599              407              287
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.290          $10.923                -
  Accumulation Unit Value at end
   of period                         $18.991          $15.290                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.724           $6.436          $10.574
  Accumulation Unit Value at end
   of period                          $8.533           $7.724           $6.436
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         17               16                8
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $7.682           $6.420          $10.569
  Accumulation Unit Value at end
   of period                          $8.461           $7.682           $6.420
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                4                3
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.653           $6.409          $10.566
  Accumulation Unit Value at end
   of period                          $8.413           $7.653           $6.409
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                3                6

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.661          $12.894          $13.616
  Accumulation Unit Value at end
   of period                         $19.694          $14.661          $12.894
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.973           $7.895           $8.342
  Accumulation Unit Value at end
   of period                         $12.048           $8.973           $7.895
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         33               40               85
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.482          $12.775          $13.531
  Accumulation Unit Value at end
   of period                         $19.396          $14.482          $12.775
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $17.275          $14.995          $14.929
  Accumulation Unit Value at end
   of period                         $21.187          $17.275          $14.995
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,028            4,065            4,819
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $17.026          $14.823          $14.803
  Accumulation Unit Value at end
   of period                         $20.819          $17.026          $14.823
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        484              616              730
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $16.611          $14.491          $14.500
  Accumulation Unit Value at end
   of period                         $20.271          $16.611          $14.491
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,535            5,576            6,532
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.891          $13.023          $13.063
  Accumulation Unit Value at end
   of period                         $18.126          $14.891          $13.023
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        808              809              924
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.744          $12.901          $12.947
  Accumulation Unit Value at end
   of period                         $17.939          $14.744          $12.901
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,602            3,513            4,342
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.662          $12.861          $12.940
  Accumulation Unit Value at end
   of period                         $17.795          $14.662          $12.861
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,675            2,060            2,599
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $1.232           $1.091           $1.110
  Accumulation Unit Value at end
   of period                          $1.624           $1.232           $1.091
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     16,609           28,957           34,065
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $1.211           $1.075           $1.098
  Accumulation Unit Value at end
   of period                          $1.592           $1.211           $1.075
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,793            4,819            5,540
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.184           $1.054           $1.078
  Accumulation Unit Value at end
   of period                          $1.554           $1.184           $1.054
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     26,829           43,423           51,731
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $1.150           $1.026           $1.052
  Accumulation Unit Value at end
   of period                          $1.505           $1.150           $1.026
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,457            5,929            7,641

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.418          $10.425                -
  Accumulation Unit Value at end
   of period                         $13.616          $12.418                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.612           $6.393          $10.560
  Accumulation Unit Value at end
   of period                          $8.342           $7.612           $6.393
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         58               69               41
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.377          $10.422                -
  Accumulation Unit Value at end
   of period                         $13.531          $12.377                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.383          $10.886          $15.050
  Accumulation Unit Value at end
   of period                         $14.929          $13.383          $10.886
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,541            6,160            6,231
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $13.309          $10.859          $15.042
  Accumulation Unit Value at end
   of period                         $14.803          $13.309          $10.859
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        846              907              954
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.063          $10.679          $14.814
  Accumulation Unit Value at end
   of period                         $14.500          $13.063          $10.679
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,393            7,917            8,905
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.798           $9.670                -
  Accumulation Unit Value at end
   of period                         $13.063          $11.798                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,034            1,177                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.700           $9.593          $13.334
  Accumulation Unit Value at end
   of period                         $12.947          $11.700           $9.593
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,094            6,277            8,084
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.722           $9.636                -
  Accumulation Unit Value at end
   of period                         $12.940          $11.722                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,194            3,674                -
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $0.997           $0.786           $1.197
  Accumulation Unit Value at end
   of period                          $1.110           $0.997           $0.786
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     38,158           40,113           40,909
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $0.989           $0.781           $1.194
  Accumulation Unit Value at end
   of period                          $1.098           $0.989           $0.781
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      6,311            6,639            6,766
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.973           $0.771           $1.179
  Accumulation Unit Value at end
   of period                          $1.078           $0.973           $0.771
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     57,319           61,278           66,279
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $0.952           $0.756                -
  Accumulation Unit Value at end
   of period                          $1.052           $0.952                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      8,946           11,536                -

44

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $1.143           $1.020           $1.047
  Accumulation Unit Value at end
   of period                          $1.496           $1.143           $1.020
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     15,646           22,755           28,197
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $1.111           $0.994           $1.022
  Accumulation Unit Value at end
   of period                          $1.450           $1.111           $0.994
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     13,044           19,239           23,784
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $17.192          $16.455          $15.641
  Accumulation Unit Value at end
   of period                         $16.679          $17.192          $16.455
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,758            6,038            6,625
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $16.944          $16.266          $15.508
  Accumulation Unit Value at end
   of period                         $16.389          $16.944          $16.266
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        810              757              852
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $16.532          $15.902          $15.191
  Accumulation Unit Value at end
   of period                         $15.958          $16.532          $15.902
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      8,739            5,908            6,133
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.811          $15.246          $14.601
  Accumulation Unit Value at end
   of period                         $15.224          $15.811          $15.246
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        518              560              646
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $15.655          $15.103          $14.472
  Accumulation Unit Value at end
   of period                         $15.066          $15.655          $15.103
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,899            2,950            3,643
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.689          $14.207          $13.647
  Accumulation Unit Value at end
   of period                         $14.102          $14.689          $14.207
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,125            1,618            1,926
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.066          $13.358          $12.887
  Accumulation Unit Value at end
   of period                         $13.587          $14.066          $13.358
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        826            1,481            1,781
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $13.805          $13.150          $12.725
  Accumulation Unit Value at end
   of period                         $13.295          $13.805          $13.150
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        120              165              200
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.633          $13.013          $12.617
  Accumulation Unit Value at end
   of period                         $13.104          $13.633          $13.013
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,286            2,689            2,930
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.422          $12.843          $12.484
  Accumulation Unit Value at end
   of period                         $12.869          $13.422          $12.843
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        121              126              130
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.381          $12.810          $12.458
  Accumulation Unit Value at end
   of period                         $12.822          $13.381          $12.810
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        506              967            1,143
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.173          $12.643          $12.326
  Accumulation Unit Value at end
   of period                         $12.592          $13.173          $12.643
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        379              511              662

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $0.948           $0.753           $1.154
  Accumulation Unit Value at end
   of period                          $1.047           $0.948           $0.753
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     36,043           44,860           58,150
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $0.928           $0.739                -
  Accumulation Unit Value at end
   of period                          $1.022           $0.928                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     30,291           35,091                -
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.819          $13.273          $14.858
  Accumulation Unit Value at end
   of period                         $15.641          $14.819          $13.273
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,805            7,909            6,226
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $14.737          $13.239          $14.850
  Accumulation Unit Value at end
   of period                         $15.508          $14.737          $13.239
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        972              927              695
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.465          $13.020          $14.624
  Accumulation Unit Value at end
   of period                         $15.191          $14.465          $13.020
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      6,838            7,397            6,734
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.938          $12.578                -
  Accumulation Unit Value at end
   of period                         $14.601          $13.938                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        727              795                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.822          $12.478          $14.044
  Accumulation Unit Value at end
   of period                         $14.472          $13.822          $12.478
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,262            5,099            5,307
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.067          $11.826                -
  Accumulation Unit Value at end
   of period                         $13.647          $13.067                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,610            3,027                -
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.351          $11.356          $11.547
  Accumulation Unit Value at end
   of period                         $12.887          $12.351          $11.356
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,939            1,910            1,828
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.232          $11.280          $11.492
  Accumulation Unit Value at end
   of period                         $12.725          $12.232          $11.280
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        196              225              162
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.153          $11.229          $11.456
  Accumulation Unit Value at end
   of period                         $12.617          $12.153          $11.229
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,918            2,870            2,771
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.055          $11.167                -
  Accumulation Unit Value at end
   of period                         $12.484          $12.055                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        132              138                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.035          $11.154          $11.402
  Accumulation Unit Value at end
   of period                         $12.458          $12.035          $11.154
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,085            1,163            1,235
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.938          $11.092                -
  Accumulation Unit Value at end
   of period                         $12.326          $11.938                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        695              806                -

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.062          $10.348          $10.969
  Accumulation Unit Value at end
   of period                         $14.655          $12.062          $10.348
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,528            6,100            7,683
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.821          $10.171          $10.814
  Accumulation Unit Value at end
   of period                         $14.319          $11.821          $10.171
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        494              672              853
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.662          $10.055          $10.712
  Accumulation Unit Value at end
   of period                         $14.099          $11.662          $10.055
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,910            6,046            7,078
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.467           $9.912          $10.586
  Accumulation Unit Value at end
   of period                         $13.828          $11.467           $9.912
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        183              201              237
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.429           $9.884          $10.561
  Accumulation Unit Value at end
   of period                         $13.775          $11.429           $9.884
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        775            1,199            1,453
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.238           $9.743          $10.436
  Accumulation Unit Value at end
   of period                         $13.511          $11.238           $9.743
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        486              650              877
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $18.938          $15.583          $17.249
  Accumulation Unit Value at end
   of period                         $24.256          $18.938          $15.583
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        671            1,277            1,567
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $18.664          $15.405          $17.103
  Accumulation Unit Value at end
   of period                         $23.835          $18.664          $15.405
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        137              181              219
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $18.210          $15.059          $16.753
  Accumulation Unit Value at end
   of period                         $23.208          $18.210          $15.059
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,409            2,337            2,809
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.914          $14.852          $16.564
  Accumulation Unit Value at end
   of period                         $22.774          $17.914          $14.852
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        179              181              239
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $17.737          $14.713          $16.417
  Accumulation Unit Value at end
   of period                         $22.538          $17.737          $14.713
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        718            1,094            1,396
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.434          $11.171          $12.496
  Accumulation Unit Value at end
   of period                         $17.028          $13.434          $11.171
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        560              774            1,021
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $20.383          $17.395          $21.698
  Accumulation Unit Value at end
   of period                         $25.926          $20.383          $17.395
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        586              847            1,039

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.896           $7.143          $11.930
  Accumulation Unit Value at end
   of period                         $10.969           $9.896           $7.143
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      8,805            9,640            9,970
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.786           $7.085          $11.856
  Accumulation Unit Value at end
   of period                         $10.814           $9.786           $7.085
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        971            1,057            1,054
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.713           $7.046          $11.807
  Accumulation Unit Value at end
   of period                         $10.712           $9.713           $7.046
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,972            8,722            9,172
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.622           $6.998                -
  Accumulation Unit Value at end
   of period                         $10.586           $9.622                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        274              331                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.604           $6.988          $11.734
  Accumulation Unit Value at end
   of period                         $10.561           $9.604           $6.988
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,852            2,389            2,431
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.515           $6.941                -
  Accumulation Unit Value at end
   of period                         $10.436           $9.515                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,049            1,269                -
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.568          $11.033          $17.397
  Accumulation Unit Value at end
   of period                         $17.249          $15.568          $11.033
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,818            1,997            2,115
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $15.482          $11.005          $17.388
  Accumulation Unit Value at end
   of period                         $17.103          $15.482          $11.005
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        249              297              317
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $15.196          $10.823          $17.124
  Accumulation Unit Value at end
   of period                         $16.753          $15.196          $10.823
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,158            3,528            3,686
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.061          $10.755                -
  Accumulation Unit Value at end
   of period                         $16.564          $15.061                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        297              361                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.935          $10.670          $16.915
  Accumulation Unit Value at end
   of period                         $16.417          $14.935          $10.670
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,736            2,126            2,597
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.397           $8.163                -
  Accumulation Unit Value at end
   of period                         $12.496          $11.397                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,308            1,579                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $17.876          $11.177          $22.202
  Accumulation Unit Value at end
   of period                         $21.698          $17.876          $11.177
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,106            1,240            1,211

46

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $20.089          $17.195          $21.513
  Accumulation Unit Value at end
   of period                         $25.475          $20.089          $17.195
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         80               85              117
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $19.600          $16.810          $21.073
  Accumulation Unit Value at end
   of period                         $24.805          $19.600          $16.810
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,078            1,351            1,618
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $20.302          $17.456          $21.938
  Accumulation Unit Value at end
   of period                         $25.630          $20.302          $17.456
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         97               99              118
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $20.102          $17.293          $21.743
  Accumulation Unit Value at end
   of period                         $25.365          $20.102          $17.293
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        381              461              625
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.483          $12.490          $15.744
  Accumulation Unit Value at end
   of period                         $18.229          $14.483          $12.490
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        330              489              604
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.857          $14.421          $15.194
  Accumulation Unit Value at end
   of period                         $21.746          $16.857          $14.421
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,881            5,524            6,795
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $16.614          $14.256          $15.065
  Accumulation Unit Value at end
   of period                         $21.368          $16.614          $14.256
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        718              849            1,019
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $16.209          $13.936          $14.757
  Accumulation Unit Value at end
   of period                         $20.806          $16.209          $13.936
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      8,542           14,477           17,438
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.246          $13.141          $13.949
  Accumulation Unit Value at end
   of period                         $19.521          $15.246          $13.141
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,151            1,338            1,746
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $15.096          $13.018          $13.826
  Accumulation Unit Value at end
   of period                         $19.318          $15.096          $13.018
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,818            6,518            8,075
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.243           $8.855           $9.428
  Accumulation Unit Value at end
   of period                         $13.075          $10.243           $8.855
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,765            5,407            6,895
AMERICAN FUNDS GROWTH-INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.571          $14.225          $14.614
  Accumulation Unit Value at end
   of period                         $21.935          $16.571          $14.225
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,034            7,871            9,553
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $16.331          $14.062          $14.490
  Accumulation Unit Value at end
   of period                         $21.553          $16.331          $14.062
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,044            1,290            1,553

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $17.777          $11.149          $22.190
  Accumulation Unit Value at end
   of period                         $21.513          $17.777          $11.149
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        132              140              138
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $17.449          $10.965          $21.852
  Accumulation Unit Value at end
   of period                         $21.073          $17.449          $10.965
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,962            2,073            1,968
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.210          $11.472                -
  Accumulation Unit Value at end
   of period                         $21.938          $18.210                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        151              229                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $18.057          $11.381          $22.729
  Accumulation Unit Value at end
   of period                         $21.743          $18.057          $11.381
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        821              953            1,099
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.108           $8.282                -
  Accumulation Unit Value at end
   of period                         $15.744          $13.108                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        808              990                -
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.912           $9.341          $16.062
  Accumulation Unit Value at end
   of period                         $15.194          $12.912           $9.341
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,910            8,678            8,509
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.840           $9.317          $16.054
  Accumulation Unit Value at end
   of period                         $15.065          $12.840           $9.317
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,185            1,304            1,305
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.603           $9.163          $15.810
  Accumulation Unit Value at end
   of period                         $14.757          $12.603           $9.163
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     19,838           21,746           22,940
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.943           $8.705                -
  Accumulation Unit Value at end
   of period                         $13.949          $11.943                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,110            2,540                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.843           $8.636          $14.931
  Accumulation Unit Value at end
   of period                         $13.826          $11.843           $8.636
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      9,796           11,953           14,679
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $8.096           $5.919                -
  Accumulation Unit Value at end
   of period                          $9.428           $8.096                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      8,894           10,940                -
AMERICAN FUNDS GROWTH-INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.227          $10.165          $15.989
  Accumulation Unit Value at end
   of period                         $14.614          $13.227          $10.165
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     11,058           12,104           11,947
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $13.154          $10.139          $15.980
  Accumulation Unit Value at end
   of period                         $14.490          $13.154          $10.139
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,785            1,883            1,884

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $15.934          $13.747          $14.194
  Accumulation Unit Value at end
   of period                         $20.986          $15.934          $13.747
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      9,054           14,986           17,928
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.849          $11.978          $12.399
  Accumulation Unit Value at end
   of period                         $18.195          $13.849          $11.978
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,489            1,744            2,147
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.713          $11.866          $12.289
  Accumulation Unit Value at end
   of period                         $18.007          $13.713          $11.866
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,069            6,921            8,406
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.522          $11.731          $12.179
  Accumulation Unit Value at end
   of period                         $17.713          $13.522          $11.731
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,919            3,994            5,123
AMERICAN FUNDS INTERNATIONAL
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $16.156          $13.819          $16.200
  Accumulation Unit Value at end
   of period                         $19.485          $16.156          $13.819
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,430            2,734            3,220
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $15.923          $13.661          $16.062
  Accumulation Unit Value at end
   of period                         $19.147          $15.923          $13.661
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        385              432              500
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $15.535          $13.355          $15.734
  Accumulation Unit Value at end
   of period                         $18.643          $15.535          $13.355
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,329            4,521            5,359
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.958          $13.753          $16.243
  Accumulation Unit Value at end
   of period                         $19.102          $15.958          $13.753
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        316              355              445
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $15.800          $13.624          $16.099
  Accumulation Unit Value at end
   of period                         $18.904          $15.800          $13.624
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,207            1,535            1,886
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.753          $10.159          $12.035
  Accumulation Unit Value at end
   of period                         $14.027          $11.753          $10.159
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        926            1,410            1,744
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $30.468          $26.080          $30.566
  Accumulation Unit Value at end
   of period                         $33.648          $30.468          $26.080
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        268              487              625
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $30.029          $25.781          $30.307
  Accumulation Unit Value at end
   of period                         $33.063          $30.029          $25.781
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         54               72              108
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $29.297          $25.204          $29.687
  Accumulation Unit Value at end
   of period                         $32.193          $29.297          $25.204
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        690            1,243            1,462
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $27.005          $23.290          $27.501
  Accumulation Unit Value at end
   of period                         $29.600          $27.005          $23.290
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         32               46               58

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.911           $9.971          $15.737
  Accumulation Unit Value at end
   of period                         $14.194          $12.911           $9.971
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     20,213           22,159           23,650
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.306           $8.754                -
  Accumulation Unit Value at end
   of period                         $12.399          $11.306                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,528            3,055                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.212           $8.685          $13.734
  Accumulation Unit Value at end
   of period                         $12.289          $11.212           $8.685
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     10,086           11,936           14,761
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.139           $8.651                -
  Accumulation Unit Value at end
   of period                         $12.179          $11.139                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      6,496            7,901                -
AMERICAN FUNDS INTERNATIONAL
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.236          $10.740          $17.802
  Accumulation Unit Value at end
   of period                         $16.200          $15.236          $10.740
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,383            3,361            2,957
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $15.152          $10.713          $17.792
  Accumulation Unit Value at end
   of period                         $16.062          $15.152          $10.713
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        520              502              414
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.872          $10.536          $17.522
  Accumulation Unit Value at end
   of period                         $15.734          $14.872          $10.536
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,753            6,221            6,800
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.391          $10.931                -
  Accumulation Unit Value at end
   of period                         $16.243          $15.391                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        524              667                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $15.262          $10.845          $18.072
  Accumulation Unit Value at end
   of period                         $16.099          $15.262          $10.845
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,313            2,747            3,513
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.438           $8.148                -
  Accumulation Unit Value at end
   of period                         $12.035          $11.438                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,242            2,641                -
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $26.153          $17.625          $29.622
  Accumulation Unit Value at end
   of period                         $30.566          $26.153          $17.625
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        725              739              773
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $26.008          $17.580          $29.606
  Accumulation Unit Value at end
   of period                         $30.307          $26.008          $17.580
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        114              134              124
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $25.527          $17.290          $29.156
  Accumulation Unit Value at end
   of period                         $29.687          $25.527          $17.290
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,743            1,750            1,663
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $23.707          $16.097                -
  Accumulation Unit Value at end
   of period                         $27.501          $23.707                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         79              117                -

48

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $26.738          $23.071          $27.257
  Accumulation Unit Value at end
   of period                         $29.293          $26.738          $23.071
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        295              466              609
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $24.586          $21.268          $25.189
  Accumulation Unit Value at end
   of period                         $26.868          $24.586          $21.268
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        246              376              463
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.027           $9.575           $9.934
  Accumulation Unit Value at end
   of period                         $14.318          $11.027           $9.575
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        316              420              498
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.868           $9.466           $9.849
  Accumulation Unit Value at end
   of period                         $14.069          $10.868           $9.466
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         54               74               90
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.763           $9.393           $9.794
  Accumulation Unit Value at end
   of period                         $13.906          $10.763           $9.393
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         93              106              112
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.148          $15.003          $15.682
  Accumulation Unit Value at end
   of period                         $22.100          $17.148          $15.003
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                6               19
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.608           $9.286           $9.711
  Accumulation Unit Value at end
   of period                         $13.664          $10.608           $9.286
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        960            2,250            2,685
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.939          $14.864          $15.584
  Accumulation Unit Value at end
   of period                         $21.765          $16.939          $14.864
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.828           $9.758          $10.121
  Accumulation Unit Value at end
   of period                         $16.214          $11.828           $9.758
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.657           $9.646          $10.036
  Accumulation Unit Value at end
   of period                         $15.933          $11.657           $9.646
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.545           $9.572           $9.979
  Accumulation Unit Value at end
   of period                         $15.748          $11.545           $9.572
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.865          $15.680          $16.387
  Accumulation Unit Value at end
   of period                         $25.667          $18.865          $15.680
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.379           $9.463           $9.894
  Accumulation Unit Value at end
   of period                         $15.474          $11.379           $9.463
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         96               83               28

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $23.509          $15.970          $26.985
  Accumulation Unit Value at end
   of period                         $27.257          $23.509          $15.970
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        851              937              977
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $21.779          $14.832                -
  Accumulation Unit Value at end
   of period                         $25.189          $21.779                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        589              659                -
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.568           $6.379          $10.622
  Accumulation Unit Value at end
   of period                          $9.934           $8.568           $6.379
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        595              653              553
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.521           $6.363          $10.617
  Accumulation Unit Value at end
   of period                          $9.849           $8.521           $6.363
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        102              102               70
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.490           $6.352          $10.613
  Accumulation Unit Value at end
   of period                          $9.794           $8.490           $6.352
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        122              103               77
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.628          $10.222                -
  Accumulation Unit Value at end
   of period                         $15.682          $13.628                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         17                4                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.443           $6.336          $10.608
  Accumulation Unit Value at end
   of period                          $9.711           $8.443           $6.336
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,925            3,061            2,051
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.583          $10.219                -
  Accumulation Unit Value at end
   of period                         $15.584          $13.583                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.652           $6.426          $10.307
  Accumulation Unit Value at end
   of period                         $10.121           $8.652           $6.426
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.604           $6.410          $10.301
  Accumulation Unit Value at end
   of period                         $10.036           $8.604           $6.410
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.572           $6.399          $10.298
  Accumulation Unit Value at end
   of period                          $9.979           $8.572           $6.399
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.113          $10.561                -
  Accumulation Unit Value at end
   of period                         $16.387          $14.113                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.525           $6.383          $10.293
  Accumulation Unit Value at end
   of period                          $9.894           $8.525           $6.383
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         33               49               34

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.634          $15.535          $16.284
  Accumulation Unit Value at end
   of period                         $25.278          $18.634          $15.535
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.304           $9.084           $9.165
  Accumulation Unit Value at end
   of period                         $13.895          $10.304           $9.084
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                6                9
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.156           $8.980           $9.087
  Accumulation Unit Value at end
   of period                         $13.654          $10.156           $8.980
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.058           $8.911           $9.035
  Accumulation Unit Value at end
   of period                         $13.496          $10.058           $8.911
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.143          $15.226          $15.477
  Accumulation Unit Value at end
   of period                         $22.944          $17.143          $15.226
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.913           $8.809           $8.959
  Accumulation Unit Value at end
   of period                         $13.261           $9.913           $8.809
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        193              350              438
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.934          $15.085          $15.380
  Accumulation Unit Value at end
   of period                         $22.596          $16.934          $15.085
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.460          $10.089          $11.414
  Accumulation Unit Value at end
   of period                         $15.439          $11.460          $10.089
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        146              188              214
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.295           $9.973          $11.317
  Accumulation Unit Value at end
   of period                         $15.171          $11.295           $9.973
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         29               38               43
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.186           $9.897          $11.253
  Accumulation Unit Value at end
   of period                         $14.995          $11.186           $9.897
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         47               63               70
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.082          $16.038          $18.281
  Accumulation Unit Value at end
   of period                         $24.178          $18.082          $16.038
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                5
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.025           $9.784          $11.157
  Accumulation Unit Value at end
   of period                         $14.735          $11.025           $9.784
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,311            2,160            2,678
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.861          $15.890          $18.167
  Accumulation Unit Value at end
   of period                         $23.812          $17.861          $15.890
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.067          $10.558                -
  Accumulation Unit Value at end
   of period                         $16.284          $14.067                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.462           $5.881          $10.343
  Accumulation Unit Value at end
   of period                          $9.165           $7.462           $5.881
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $7.421           $5.866          $10.337
  Accumulation Unit Value at end
   of period                          $9.087           $7.421           $5.866
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.394           $5.857          $10.334
  Accumulation Unit Value at end
   of period                          $9.035           $7.394           $5.857
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.697          $10.082                -
  Accumulation Unit Value at end
   of period                         $15.477          $12.697                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.353           $5.842          $10.329
  Accumulation Unit Value at end
   of period                          $8.959           $7.353           $5.842
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        159              282              206
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.655          $10.079                -
  Accumulation Unit Value at end
   of period                         $15.380          $12.655                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.953           $6.461          $10.265
  Accumulation Unit Value at end
   of period                         $11.414           $8.953           $6.461
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        247              234              131
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.904           $6.445          $10.260
  Accumulation Unit Value at end
   of period                         $11.317           $8.904           $6.445
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         33               28                8
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.871           $6.434          $10.256
  Accumulation Unit Value at end
   of period                         $11.253           $8.871           $6.434
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         70               31               16
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.448          $10.505                -
  Accumulation Unit Value at end
   of period                         $18.281          $14.448                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                2                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.822           $6.418          $10.251
  Accumulation Unit Value at end
   of period                         $11.157           $8.822           $6.418
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,965            2,944            1,489
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.400          $10.502                -
  Accumulation Unit Value at end
   of period                         $18.167          $14.400                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -

50

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.907           $9.451          $10.478
  Accumulation Unit Value at end
   of period                         $15.369          $11.907           $9.451
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         23               22                6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.735           $9.342          $10.389
  Accumulation Unit Value at end
   of period                         $15.103          $11.735           $9.342
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.622           $9.271          $10.331
  Accumulation Unit Value at end
   of period                         $14.927          $11.622           $9.271
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                2
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $23.139          $18.504          $20.671
  Accumulation Unit Value at end
   of period                         $29.646          $23.139          $18.504
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.454           $9.165          $10.243
  Accumulation Unit Value at end
   of period                         $14.668          $11.454           $9.165
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         98              168              157
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $22.857          $18.333          $20.542
  Accumulation Unit Value at end
   of period                         $29.196          $22.857          $18.333
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.398          $11.444          $12.124
  Accumulation Unit Value at end
   of period                         $16.901          $12.398          $11.444
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        107              180              229
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.110          $11.211          $11.913
  Accumulation Unit Value at end
   of period                         $16.459          $12.110          $11.211
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20               20               29
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.922          $11.059          $11.775
  Accumulation Unit Value at end
   of period                         $16.171          $11.922          $11.059
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        223              489              574
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.690          $10.872          $11.605
  Accumulation Unit Value at end
   of period                         $15.817          $11.690          $10.872
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                7               11
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.645          $10.835          $11.571
  Accumulation Unit Value at end
   of period                         $15.748          $11.645          $10.835
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         36               52               71
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.419          $10.651          $11.403
  Accumulation Unit Value at end
   of period                         $15.403          $11.419          $10.651
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         75               94              100
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $19.478          $17.438          $17.177
  Accumulation Unit Value at end
   of period                         $22.005          $19.478          $17.438
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,559            5,484            6,816

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.365           $5.368          $10.471
  Accumulation Unit Value at end
   of period                         $10.478           $8.365           $5.368
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         18               12                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.319           $5.354          $10.466
  Accumulation Unit Value at end
   of period                         $10.389           $8.319           $5.354
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.288           $5.345          $10.462
  Accumulation Unit Value at end
   of period                         $10.331           $8.288           $5.345
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.626          $10.750                -
  Accumulation Unit Value at end
   of period                         $20.671          $16.626                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.242           $5.332          $10.457
  Accumulation Unit Value at end
   of period                         $10.243           $8.242           $5.332
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        183              192              104
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.571          $10.747                -
  Accumulation Unit Value at end
   of period                         $20.542          $16.571                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.523           $7.982          $11.950
  Accumulation Unit Value at end
   of period                         $12.124          $10.523           $7.982
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        269              289              243
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.372           $7.890          $11.837
  Accumulation Unit Value at end
   of period                         $11.913          $10.372           $7.890
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         34               41               42
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.272           $7.830          $11.763
  Accumulation Unit Value at end
   of period                         $11.775          $10.272           $7.830
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        605              616              615
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.148           $7.755                -
  Accumulation Unit Value at end
   of period                         $11.605          $10.148                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9                9                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.124           $7.740          $11.651
  Accumulation Unit Value at end
   of period                         $11.571          $10.124           $7.740
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         75               94               88
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.002           $7.666                -
  Accumulation Unit Value at end
   of period                         $11.403          $10.002                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         94              118                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.375          $11.436          $16.501
  Accumulation Unit Value at end
   of period                         $17.177          $15.375          $11.436
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,915            8,611            8,789

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $19.124          $17.172          $16.966
  Accumulation Unit Value at end
   of period                         $21.541          $19.124          $17.172
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        485              696              834
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $18.729          $16.852          $16.683
  Accumulation Unit Value at end
   of period                         $21.054          $18.729          $16.852
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,892           12,409           14,274
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.227          $16.441          $16.317
  Accumulation Unit Value at end
   of period                         $20.439          $18.227          $16.441
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        252              270              274
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $18.130          $16.362          $16.247
  Accumulation Unit Value at end
   of period                         $20.320          $18.130          $16.362
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,113            3,231            4,039
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.653          $15.971          $15.898
  Accumulation Unit Value at end
   of period                         $19.736          $17.653          $15.971
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,424            1,948            2,524
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.224           $9.562          $10.020
  Accumulation Unit Value at end
   of period                         $15.162          $11.224           $9.562
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        274              204              264
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.048           $9.440           $9.922
  Accumulation Unit Value at end
   of period                         $14.879          $11.048           $9.440
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         26               20               29
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.932           $9.359           $9.857
  Accumulation Unit Value at end
   of period                         $14.693          $10.932           $9.359
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        547              495              557
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.788           $9.259           $9.777
  Accumulation Unit Value at end
   of period                         $14.464          $10.788           $9.259
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         31               25               26
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.760           $9.240           $9.761
  Accumulation Unit Value at end
   of period                         $14.419          $10.760           $9.240
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        160              136              184
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.619           $9.141           $9.681
  Accumulation Unit Value at end
   of period                         $14.194          $10.619           $9.141
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         89              103              120
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.350          $13.965          $14.799
  Accumulation Unit Value at end
   of period                         $21.027          $15.350          $13.965
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        249              204              232
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $15.128          $13.805          $14.674
  Accumulation Unit Value at end
   of period                         $20.661          $15.128          $13.805
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         37               35               52

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $15.232          $11.363          $16.429
  Accumulation Unit Value at end
   of period                         $16.966          $15.232          $11.363
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        981            1,039            1,013
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $15.008          $11.218          $16.241
  Accumulation Unit Value at end
   of period                         $16.683          $15.008          $11.218
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     15,966           17,350           18,779
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.715          $11.027                -
  Accumulation Unit Value at end
   of period                         $16.317          $14.715                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        278              309                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.659          $10.991          $15.943
  Accumulation Unit Value at end
   of period                         $16.247          $14.659          $10.991
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,762            5,520            6,439
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.381          $10.809                -
  Accumulation Unit Value at end
   of period                         $15.898          $14.381                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,292            3,947                -
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.881           $6.154           $9.429
  Accumulation Unit Value at end
   of period                         $10.020           $7.881           $6.154
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        292              210               78
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $7.828           $6.131           $9.412
  Accumulation Unit Value at end
   of period                          $9.922           $7.828           $6.131
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         39               21               10
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.792           $6.115           $9.400
  Accumulation Unit Value at end
   of period                          $9.857           $7.792           $6.115
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        757              455              285
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $7.748           $6.095                -
  Accumulation Unit Value at end
   of period                          $9.777           $7.748                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         26               20                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.739           $6.091           $9.383
  Accumulation Unit Value at end
   of period                          $9.761           $7.739           $6.091
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        232              176              179
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $7.695           $6.072                -
  Accumulation Unit Value at end
   of period                          $9.681           $7.695                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        151              115                -
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.695           $8.215          $13.584
  Accumulation Unit Value at end
   of period                         $14.799          $11.695           $8.215
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        318              317              262
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.631           $8.194          $13.576
  Accumulation Unit Value at end
   of period                         $14.674          $11.631           $8.194
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         50               50               48

52

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.760          $13.496          $14.374
  Accumulation Unit Value at end
   of period                         $20.118          $14.760          $13.496
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,113            1,550            1,794
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.050          $13.796          $14.730
  Accumulation Unit Value at end
   of period                         $20.463          $15.050          $13.796
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        106              139              181
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.902          $13.666          $14.599
  Accumulation Unit Value at end
   of period                         $20.250          $14.902          $13.666
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        545              646              796
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $8.415           $7.737           $8.286
  Accumulation Unit Value at end
   of period                         $11.407           $8.415           $7.737
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        563              894            1,137
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.687          $12.243          $12.038
  Accumulation Unit Value at end
   of period                         $14.022          $13.687          $12.243
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        990            1,132            1,209
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $13.490          $12.103          $11.936
  Accumulation Unit Value at end
   of period                         $13.778          $13.490          $12.103
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        169              185              198
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.360          $12.010          $11.868
  Accumulation Unit Value at end
   of period                         $13.618          $13.360          $12.010
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        111              120              130
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.886          $14.317          $14.182
  Accumulation Unit Value at end
   of period                         $16.152          $15.886          $14.317
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         21               15               18
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.168          $11.873          $11.768
  Accumulation Unit Value at end
   of period                         $13.382          $13.168          $11.873
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13               14               13
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.692          $14.184          $14.094
  Accumulation Unit Value at end
   of period                         $15.908          $15.692          $14.184
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11               11               12
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.677          $10.513          $10.409
  Accumulation Unit Value at end
   of period                         $14.031          $11.677          $10.513
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         81              100              126
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.509          $10.392          $10.321
  Accumulation Unit Value at end
   of period                         $13.788          $11.509          $10.392
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         30               24               25
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.398          $10.313          $10.263
  Accumulation Unit Value at end
   of period                         $13.628          $11.398          $10.313
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8                8                9

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.415           $8.059          $13.370
  Accumulation Unit Value at end
   of period                         $14.374          $11.415           $8.059
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,978            2,157            2,049
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.728           $8.300                -
  Accumulation Unit Value at end
   of period                         $14.730          $11.728                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        220              248                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.629           $8.235          $13.689
  Accumulation Unit Value at end
   of period                         $14.599          $11.629           $8.235
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        989            1,151            1,419
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $6.617           $4.697                -
  Accumulation Unit Value at end
   of period                          $8.286           $6.617                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,408            1,694                -
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.946           $8.779          $10.199
  Accumulation Unit Value at end
   of period                         $12.038          $10.946           $8.779
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,295            1,166              560
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.886           $8.757          $10.194
  Accumulation Unit Value at end
   of period                         $11.936          $10.886           $8.757
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        220              187               65
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.846           $8.742          $10.190
  Accumulation Unit Value at end
   of period                         $11.868          $10.846           $8.742
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        136              110               49
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.993          $10.499                -
  Accumulation Unit Value at end
   of period                         $14.182          $12.993                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         16               10                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.786           $8.720          $10.185
  Accumulation Unit Value at end
   of period                         $11.768          $10.786           $8.720
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14               11                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.950          $10.496                -
  Accumulation Unit Value at end
   of period                         $14.094          $12.950                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13                7                -
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.362           $7.247          $10.427
  Accumulation Unit Value at end
   of period                         $10.409           $9.362           $7.247
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        137              131               76
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.311           $7.229          $10.422
  Accumulation Unit Value at end
   of period                         $10.321           $9.311           $7.229
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         23               10                3
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.276           $7.217          $10.418
  Accumulation Unit Value at end
   of period                         $10.263           $9.276           $7.217
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9                7                1

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.209          $14.703          $14.668
  Accumulation Unit Value at end
   of period                         $19.332          $16.209          $14.703
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.234          $10.195          $10.176
  Accumulation Unit Value at end
   of period                         $13.391          $11.234          $10.195
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        472              443              433
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.011          $14.567          $14.576
  Accumulation Unit Value at end
   of period                         $19.039          $16.011          $14.567
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.081           $8.591           $9.780
  Accumulation Unit Value at end
   of period                         $13.902          $10.081           $8.591
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,502            6,399            7,854
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.936           $8.493           $9.697
  Accumulation Unit Value at end
   of period                         $13.660           $9.936           $8.493
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        787            1,039            1,229
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.840           $8.428           $9.642
  Accumulation Unit Value at end
   of period                         $13.502           $9.840           $8.428
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        603              775              895
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.439          $14.974          $17.175
  Accumulation Unit Value at end
   of period                         $23.869          $17.439          $14.974
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         87              109              117
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.698           $8.331           $9.561
  Accumulation Unit Value at end
   of period                         $13.267           $9.698           $8.331
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     10,056           17,868           22,375
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.226          $14.836          $17.067
  Accumulation Unit Value at end
   of period                         $23.507          $17.226          $14.836
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6               12               15
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.306           $9.694           $9.665
  Accumulation Unit Value at end
   of period                         $15.225          $11.306           $9.694
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        231              274              323
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.143           $9.583           $9.583
  Accumulation Unit Value at end
   of period                         $14.961          $11.143           $9.583
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         36               41               48
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.036           $9.510           $9.529
  Accumulation Unit Value at end
   of period                         $14.787          $11.036           $9.510
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         53               60               69
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.684          $14.413          $14.479
  Accumulation Unit Value at end
   of period                         $22.300          $16.684          $14.413
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                3                4

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.291          $10.366                -
  Accumulation Unit Value at end
   of period                         $14.668          $13.291                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.225           $7.198          $10.413
  Accumulation Unit Value at end
   of period                         $10.176           $9.225           $7.198
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        382              306              118
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.248          $10.363                -
  Accumulation Unit Value at end
   of period                         $14.576          $13.248                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.467           $5.862          $10.594
  Accumulation Unit Value at end
   of period                          $9.780           $8.467           $5.862
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      8,550            8,133            4,720
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.420           $5.847          $10.589
  Accumulation Unit Value at end
   of period                          $9.697           $8.420           $5.847
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,276            1,113              513
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.389           $5.837          $10.585
  Accumulation Unit Value at end
   of period                          $9.642           $8.389           $5.837
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        926              732              453
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.980          $10.449                -
  Accumulation Unit Value at end
   of period                         $17.175          $14.980                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        124               79                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.343           $5.823          $10.580
  Accumulation Unit Value at end
   of period                          $9.561           $8.343           $5.823
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     24,221           23,668           14,067
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.931          $10.446                -
  Accumulation Unit Value at end
   of period                         $17.067          $14.931                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         22               12                -
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.547           $6.861          $10.263
  Accumulation Unit Value at end
   of period                          $9.665           $8.547           $6.861
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        355              249               76
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.500           $6.843          $10.257
  Accumulation Unit Value at end
   of period                          $9.583           $8.500           $6.843
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         53               40               11
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.469           $6.832          $10.254
  Accumulation Unit Value at end
   of period                          $9.529           $8.469           $6.832
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         79               26                7
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.900          $10.433                -
  Accumulation Unit Value at end
   of period                         $14.479          $12.900                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                3                -

54

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.877           $9.401           $9.448
  Accumulation Unit Value at end
   of period                         $14.531          $10.877           $9.401
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,364            2,809            3,417
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.480          $14.280          $14.388
  Accumulation Unit Value at end
   of period                         $21.962          $16.480          $14.280
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                3                3
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.280          $10.015           $9.969
  Accumulation Unit Value at end
   of period                         $14.755          $11.280          $10.015
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,025            3,944            4,892
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.117           $9.900           $9.885
  Accumulation Unit Value at end
   of period                         $14.499          $11.117           $9.900
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        519              674              783
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.010           $9.825           $9.829
  Accumulation Unit Value at end
   of period                         $14.331          $11.010           $9.825
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        386              470              543
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.768          $14.105          $14.146
  Accumulation Unit Value at end
   of period                         $20.472          $15.768          $14.105
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         89              118              128
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.852           $9.712           $9.745
  Accumulation Unit Value at end
   of period                         $14.082          $10.852           $9.712
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,129           10,614           13,121
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.576          $13.975          $14.058
  Accumulation Unit Value at end
   of period                         $20.161          $15.576          $13.975
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         17               22               26
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.608           $7.035           $8.239
  Accumulation Unit Value at end
   of period                         $11.633           $8.608           $7.035
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.484           $6.954           $8.169
  Accumulation Unit Value at end
   of period                         $11.431           $8.484           $6.954
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.402           $6.901           $8.123
  Accumulation Unit Value at end
   of period                         $11.298           $8.402           $6.901
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8               13                9
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.289          $13.412          $15.827
  Accumulation Unit Value at end
   of period                         $21.849          $16.289          $13.412
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.281           $6.822           $8.054
  Accumulation Unit Value at end
   of period                         $11.102           $8.281           $6.822
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         44               40               47

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.423           $6.815          $10.249
  Accumulation Unit Value at end
   of period                          $9.448           $8.423           $6.815
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,758            3,321            1,440
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.858          $10.430                -
  Accumulation Unit Value at end
   of period                         $14.388          $12.858                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                2                -
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.881           $7.184          $10.497
  Accumulation Unit Value at end
   of period                          $9.969           $8.881           $7.184
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,435            4,658            2,274
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.832           $7.166          $10.492
  Accumulation Unit Value at end
   of period                          $9.885           $8.832           $7.166
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        811              638              234
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.800           $7.154          $10.489
  Accumulation Unit Value at end
   of period                          $9.829           $8.800           $7.154
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        593              408              195
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.698          $10.349                -
  Accumulation Unit Value at end
   of period                         $14.146          $12.698                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        139               82                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.752           $7.136          $10.483
  Accumulation Unit Value at end
   of period                          $9.745           $8.752           $7.136
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     14,166           13,324            7,136
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.656          $10.346                -
  Accumulation Unit Value at end
   of period                         $14.058          $12.656                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         28               15                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.273           $5.408          $10.522
  Accumulation Unit Value at end
   of period                          $8.239           $7.273           $5.408
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                4                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $7.233           $5.394          $10.517
  Accumulation Unit Value at end
   of period                          $8.169           $7.233           $5.394
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.206           $5.385          $10.513
  Accumulation Unit Value at end
   of period                          $8.123           $7.206           $5.385
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                9                2
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.076          $10.545                -
  Accumulation Unit Value at end
   of period                         $15.827          $14.076                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.167           $5.371          $10.508
  Accumulation Unit Value at end
   of period                          $8.054           $7.167           $5.371
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         34               34               37

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.090          $13.288          $15.728
  Accumulation Unit Value at end
   of period                         $21.518          $16.090          $13.288
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.594           $9.024          $10.033
  Accumulation Unit Value at end
   of period                         $13.551          $10.594           $9.024
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.441           $8.921           $9.948
  Accumulation Unit Value at end
   of period                         $13.316          $10.441           $8.921
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                4
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.340           $8.853           $9.891
  Accumulation Unit Value at end
   of period                         $13.161          $10.340           $8.853
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.418          $14.950          $16.746
  Accumulation Unit Value at end
   of period                         $22.114          $17.418          $14.950
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.191           $8.751           $9.808
  Accumulation Unit Value at end
   of period                         $12.933          $10.191           $8.751
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         32               44               25
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.206          $14.811          $16.641
  Accumulation Unit Value at end
   of period                         $21.779          $17.206          $14.811
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.035           $9.398          $10.410
  Accumulation Unit Value at end
   of period                         $14.824          $11.035           $9.398
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        657              905            1,088
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.876           $9.291          $10.322
  Accumulation Unit Value at end
   of period                         $14.567          $10.876           $9.291
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        126              158              185
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.771           $9.220          $10.264
  Accumulation Unit Value at end
   of period                         $14.398          $10.771           $9.220
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         81              105              123
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.871          $14.477          $16.157
  Accumulation Unit Value at end
   of period                         $22.495          $16.871          $14.477
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12               11               13
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.616           $9.114          $10.177
  Accumulation Unit Value at end
   of period                         $14.148          $10.616           $9.114
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         62              115              281
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.665          $14.343          $16.056
  Accumulation Unit Value at end
   of period                         $22.154          $16.665          $14.343
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                9               11

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.030          $10.542                -
  Accumulation Unit Value at end
   of period                         $15.728          $14.030                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.722           $6.189          $10.491
  Accumulation Unit Value at end
   of period                         $10.033           $8.722           $6.189
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.674           $6.174          $10.486
  Accumulation Unit Value at end
   of period                          $9.948           $8.674           $6.174
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                2                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.642           $6.163          $10.482
  Accumulation Unit Value at end
   of period                          $9.891           $8.642           $6.163
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                2                2
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.667          $10.486                -
  Accumulation Unit Value at end
   of period                         $16.746          $14.667                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.594           $6.148          $10.477
  Accumulation Unit Value at end
   of period                          $9.808           $8.594           $6.148
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         24               27               17
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.619          $10.483                -
  Accumulation Unit Value at end
   of period                         $16.641          $14.619                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.796           $6.608          $10.657
  Accumulation Unit Value at end
   of period                         $10.410           $8.796           $6.608
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,110              899              263
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.747           $6.591          $10.652
  Accumulation Unit Value at end
   of period                         $10.322           $8.747           $6.591
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        189              136               31
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.715           $6.580          $10.648
  Accumulation Unit Value at end
   of period                         $10.264           $8.715           $6.580
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        132               98               28
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.753          $10.410                -
  Accumulation Unit Value at end
   of period                         $16.157          $13.753                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12                8                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.667           $6.564          $10.643
  Accumulation Unit Value at end
   of period                         $10.177           $8.667           $6.564
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        317               86               68
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.708          $10.407                -
  Accumulation Unit Value at end
   of period                         $16.056          $13.708                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12                6                -

56

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.343           $8.223           $9.101
  Accumulation Unit Value at end
   of period                         $13.922          $10.343           $8.223
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        747            1,001            1,203
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.194           $8.129           $9.024
  Accumulation Unit Value at end
   of period                         $13.680          $10.194           $8.129
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        124              152              188
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.096           $8.067           $8.973
  Accumulation Unit Value at end
   of period                         $13.521          $10.096           $8.067
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         97              114              133
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.434          $13.964          $15.571
  Accumulation Unit Value at end
   of period                         $23.290          $17.434          $13.964
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9               11               14
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.951           $7.974           $8.897
  Accumulation Unit Value at end
   of period                         $13.287           $9.951           $7.974
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,210            4,536            5,558
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.221          $13.835          $15.474
  Accumulation Unit Value at end
   of period                         $22.937          $17.221          $13.835
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                8               10
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.521          $13.693          $13.191
  Accumulation Unit Value at end
   of period                         $16.379          $15.521          $13.693
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        121              139              130
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $15.297          $13.537          $13.079
  Accumulation Unit Value at end
   of period                         $16.095          $15.297          $13.537
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10                9               11
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $15.150          $13.433          $13.005
  Accumulation Unit Value at end
   of period                         $15.908          $15.150          $13.433
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         43               47               51
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $20.390          $18.125          $17.591
  Accumulation Unit Value at end
   of period                         $21.357          $20.390          $18.125
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.932          $13.280          $12.895
  Accumulation Unit Value at end
   of period                         $15.632          $14.932          $13.280
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        709            1,357            1,451
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $20.141          $17.958          $17.481
  Accumulation Unit Value at end
   of period                         $21.033          $20.141          $17.958
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                2
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.578           $8.037           $9.422
  Accumulation Unit Value at end
   of period                         $11.543           $9.578           $8.037
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         85              106              154

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.807           $6.075          $10.192
  Accumulation Unit Value at end
   of period                          $9.101           $7.807           $6.075
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,233              817              286
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $7.764           $6.060          $10.187
  Accumulation Unit Value at end
   of period                          $9.024           $7.764           $6.060
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        191              141               35
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.736           $6.050          $10.184
  Accumulation Unit Value at end
   of period                          $8.973           $7.736           $6.050
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        138               55               17
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.458          $10.551                -
  Accumulation Unit Value at end
   of period                         $15.571          $13.458                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         19               11                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.693           $6.034          $10.179
  Accumulation Unit Value at end
   of period                          $8.897           $7.693           $6.034
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      6,250            5,861            2,659
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.414          $10.548                -
  Accumulation Unit Value at end
   of period                         $15.474          $13.414                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10                5                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.454           $7.677          $10.366
  Accumulation Unit Value at end
   of period                         $13.191          $11.454           $7.677
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        103               31                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.391           $7.658          $10.361
  Accumulation Unit Value at end
   of period                         $13.079          $11.391           $7.658
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9                2                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.349           $7.645          $10.357
  Accumulation Unit Value at end
   of period                         $13.005          $11.349           $7.645
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         62                4                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.390          $10.393                -
  Accumulation Unit Value at end
   of period                         $17.591          $15.390                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.287           $7.626          $10.352
  Accumulation Unit Value at end
   of period                         $12.895          $11.287           $7.626
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,783            1,148              188
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.339          $10.390                -
  Accumulation Unit Value at end
   of period                         $17.481          $15.339                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.300           $6.272          $10.422
  Accumulation Unit Value at end
   of period                          $9.422           $8.300           $6.272
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        158               89               64

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.440           $7.945           $9.342
  Accumulation Unit Value at end
   of period                         $11.343           $9.440           $7.945
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13               22               21
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.349           $7.884           $9.289
  Accumulation Unit Value at end
   of period                         $11.211           $9.349           $7.884
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         22               20               21
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.864          $13.411          $15.841
  Accumulation Unit Value at end
   of period                         $18.977          $15.864          $13.411
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                3                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.214           $7.793           $9.210
  Accumulation Unit Value at end
   of period                         $11.017           $9.214           $7.793
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,117              904            1,096
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.670          $13.287          $15.742
  Accumulation Unit Value at end
   of period                         $18.689          $15.670          $13.287
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.591          $10.109          $10.550
  Accumulation Unit Value at end
   of period                         $16.594          $11.591          $10.109
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6               15               19
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.424           $9.993          $10.461
  Accumulation Unit Value at end
   of period                         $16.306          $11.424           $9.993
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.314           $9.917          $10.401
  Accumulation Unit Value at end
   of period                         $16.116          $11.314           $9.917
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9                6                6
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.603          $15.468          $16.264
  Accumulation Unit Value at end
   of period                         $25.012          $17.603          $15.468
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.151           $9.803          $10.313
  Accumulation Unit Value at end
   of period                         $15.837          $11.151           $9.803
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        354              340              464
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.388          $15.325          $16.162
  Accumulation Unit Value at end
   of period                         $24.633          $17.388          $15.325
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.889          $10.348          $10.557
  Accumulation Unit Value at end
   of period                         $16.211          $11.889          $10.348
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         40               55               65
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.718          $10.230          $10.467
  Accumulation Unit Value at end
   of period                         $15.930          $11.718          $10.230
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14               25               31

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.254           $6.256          $10.417
  Accumulation Unit Value at end
   of period                          $9.342           $8.254           $6.256
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         23               11                5
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.224           $6.246          $10.413
  Accumulation Unit Value at end
   of period                          $9.289           $8.224           $6.246
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         27                7                4
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.059          $10.705                -
  Accumulation Unit Value at end
   of period                         $15.841          $14.059                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                2                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.178           $6.230          $10.408
  Accumulation Unit Value at end
   of period                          $9.210           $8.178           $6.230
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,088              884              604
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.013          $10.702                -
  Accumulation Unit Value at end
   of period                         $15.742          $14.013                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.572           $6.686          $10.475
  Accumulation Unit Value at end
   of period                         $10.550           $8.572           $6.686
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         35               36               23
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.524           $6.670          $10.470
  Accumulation Unit Value at end
   of period                         $10.461           $8.524           $6.670
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.493           $6.658          $10.467
  Accumulation Unit Value at end
   of period                         $10.401           $8.493           $6.658
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.314          $10.464                -
  Accumulation Unit Value at end
   of period                         $16.264          $13.314                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.446           $6.642          $10.461
  Accumulation Unit Value at end
   of period                         $10.313           $8.446           $6.642
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        563              687              328
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.270          $10.461                -
  Accumulation Unit Value at end
   of period                         $16.162          $13.270                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.461           $5.771          $10.258
  Accumulation Unit Value at end
   of period                         $10.557           $8.461           $5.771
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         90              102               53
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.414           $5.756          $10.253
  Accumulation Unit Value at end
   of period                         $10.467           $8.414           $5.756
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         36               32               11

58

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.605          $10.152          $10.408
  Accumulation Unit Value at end
   of period                         $15.745          $11.605          $10.152
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                2                3
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $20.629          $18.090          $18.594
  Accumulation Unit Value at end
   of period                         $27.917          $20.629          $18.090
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.438          $10.035          $10.320
  Accumulation Unit Value at end
   of period                         $15.471          $11.438          $10.035
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        114              354              282
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $20.377          $17.923          $18.477
  Accumulation Unit Value at end
   of period                         $27.494          $20.377          $17.923
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.764          $12.683          $12.612
  Accumulation Unit Value at end
   of period                         $21.208          $14.764          $12.683
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8               10                8
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $14.551          $12.538          $12.506
  Accumulation Unit Value at end
   of period                         $20.840          $14.551          $12.538
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                5                5
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.411          $12.442          $12.435
  Accumulation Unit Value at end
   of period                         $20.598          $14.411          $12.442
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $21.999          $19.041          $19.077
  Accumulation Unit Value at end
   of period                         $31.364          $21.999          $19.041
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.203          $12.300          $12.329
  Accumulation Unit Value at end
   of period                         $20.240          $14.203          $12.300
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        154              296              314
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $21.730          $18.865          $18.958
  Accumulation Unit Value at end
   of period                         $30.889          $21.730          $18.865
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.166           $9.845          $10.039
  Accumulation Unit Value at end
   of period                         $14.642          $11.166           $9.845
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.005           $9.732           $9.954
  Accumulation Unit Value at end
   of period                         $14.388          $11.005           $9.732
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.899           $9.658           $9.898
  Accumulation Unit Value at end
   of period                         $14.221          $10.899           $9.658
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                2
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.828          $15.837          $16.270
  Accumulation Unit Value at end
   of period                         $23.202          $17.828          $15.837
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.384           $5.747          $10.249
  Accumulation Unit Value at end
   of period                         $10.408           $8.384           $5.747
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                6                5
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.015          $10.318                -
  Accumulation Unit Value at end
   of period                         $18.594          $15.015                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.337           $5.732          $10.244
  Accumulation Unit Value at end
   of period                         $10.320           $8.337           $5.732
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        342              252              133
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.965          $10.315                -
  Accumulation Unit Value at end
   of period                         $18.477          $14.965                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.315           $6.939          $10.645
  Accumulation Unit Value at end
   of period                         $12.612           $9.315           $6.939
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20                6                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.264           $6.921          $10.640
  Accumulation Unit Value at end
   of period                         $12.506           $9.264           $6.921
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.230           $6.910          $10.636
  Accumulation Unit Value at end
   of period                         $12.435           $9.230           $6.910
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.195          $10.654                -
  Accumulation Unit Value at end
   of period                         $19.077          $14.195                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.179           $6.892          $10.631
  Accumulation Unit Value at end
   of period                         $12.329           $9.179           $6.892
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        193              133               73
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.148          $10.651                -
  Accumulation Unit Value at end
   of period                         $18.958          $14.148                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.819           $6.284          $10.647
  Accumulation Unit Value at end
   of period                         $10.039           $8.819           $6.284
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.771           $6.269          $10.642
  Accumulation Unit Value at end
   of period                          $9.954           $8.771           $6.269
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.739           $6.258          $10.638
  Accumulation Unit Value at end
   of period                          $9.898           $8.739           $6.258
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                2
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.401          $10.339                -
  Accumulation Unit Value at end
   of period                         $16.270          $14.401                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.742           $9.547           $9.814
  Accumulation Unit Value at end
   of period                         $13.974          $10.742           $9.547
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         28              233               31
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.610          $15.690          $16.169
  Accumulation Unit Value at end
   of period                         $22.850          $17.610          $15.690
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.459          $11.684          $11.014
  Accumulation Unit Value at end
   of period                         $12.185          $12.459          $11.684
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      5,491            5,974            6,537
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.279          $11.551          $10.921
  Accumulation Unit Value at end
   of period                         $11.973          $12.279          $11.551
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        811              861              924
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.161          $11.463          $10.859
  Accumulation Unit Value at end
   of period                         $11.835          $12.161          $11.463
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        731              783              822
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.697          $12.943          $12.292
  Accumulation Unit Value at end
   of period                         $13.296          $13.697          $12.943
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        180              182              191
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.986          $11.331          $10.767
  Accumulation Unit Value at end
   of period                         $11.629          $11.986          $11.331
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     15,656           15,445           17,214
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.530          $12.823          $12.215
  Accumulation Unit Value at end
   of period                         $13.095          $13.530          $12.823
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         29               36               39
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.892          $10.593          $10.187
  Accumulation Unit Value at end
   of period                         $10.618          $10.892          $10.593
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         75              157              127
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.735          $10.472          $10.101
  Accumulation Unit Value at end
   of period                         $10.434          $10.735          $10.472
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         15               30               40
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.632          $10.392          $10.044
  Accumulation Unit Value at end
   of period                         $10.313          $10.632          $10.392
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         37               53               46
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.983          $10.762          $10.428
  Accumulation Unit Value at end
   of period                         $10.627          $10.983          $10.762
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.479          $10.273           $9.959
  Accumulation Unit Value at end
   of period                         $10.134          $10.479          $10.273
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        601            1,702            2,083

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.691           $6.242          $10.633
  Accumulation Unit Value at end
   of period                          $9.814           $8.691           $6.242
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         41               39               26
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.354          $10.336                -
  Accumulation Unit Value at end
   of period                         $16.169          $14.354                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.332           $9.060           $9.955
  Accumulation Unit Value at end
   of period                         $11.014          $10.332           $9.060
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      7,595            6,743            2,956
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.275           $9.037           $9.950
  Accumulation Unit Value at end
   of period                         $10.921          $10.275           $9.037
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,027              867              272
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.238           $9.022           $9.946
  Accumulation Unit Value at end
   of period                         $10.859          $10.238           $9.022
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        953              657              295
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.618          $10.264                -
  Accumulation Unit Value at end
   of period                         $12.292          $11.618                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        192              112                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.181           $9.000           $9.941
  Accumulation Unit Value at end
   of period                         $10.767          $10.181           $9.000
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     19,012           17,393            7,751
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.579          $10.261                -
  Accumulation Unit Value at end
   of period                         $12.215          $11.579                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         47               31                -
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.899           $9.657           $9.811
  Accumulation Unit Value at end
   of period                         $10.187           $9.899           $9.657
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        156              106               69
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.844           $9.633           $9.806
  Accumulation Unit Value at end
   of period                         $10.101           $9.844           $9.633
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         37               39               20
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.808           $9.617           $9.803
  Accumulation Unit Value at end
   of period                         $10.044           $9.808           $9.617
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         48               10                7
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.209          $10.034                -
  Accumulation Unit Value at end
   of period                         $10.428          $10.209                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.754           $9.592           $9.798
  Accumulation Unit Value at end
   of period                          $9.959           $9.754           $9.592
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,651            1,651            1,434

60

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.849          $10.663          $10.362
  Accumulation Unit Value at end
   of period                         $10.466          $10.849          $10.663
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
HARTFORD ULTRASHORT BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.748           $9.832           $9.915
  Accumulation Unit Value at end
   of period                          $9.666           $9.748           $9.832
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        292              367              455
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.608           $9.719           $9.832
  Accumulation Unit Value at end
   of period                          $9.498           $9.608           $9.719
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         84               51              113
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.516           $9.645           $9.776
  Accumulation Unit Value at end
   of period                          $9.388           $9.516           $9.645
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         53               62               74
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.376           $9.527           $9.681
  Accumulation Unit Value at end
   of period                          $9.227           $9.376           $9.527
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3               16                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.379           $9.535           $9.693
  Accumulation Unit Value at end
   of period                          $9.225           $9.379           $9.535
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,459            5,019            5,872
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.262           $9.439           $9.621
  Accumulation Unit Value at end
   of period                          $9.087           $9.262           $9.439
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.261           $9.708           $9.986
  Accumulation Unit Value at end
   of period                         $14.732          $11.261           $9.708
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        317              428              548
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.099           $9.597           $9.902
  Accumulation Unit Value at end
   of period                         $14.477          $11.099           $9.597
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         66               94              118
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.992           $9.524           $9.846
  Accumulation Unit Value at end
   of period                         $14.309          $10.992           $9.524
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         48               58               69
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.828          $13.748          $14.249
  Accumulation Unit Value at end
   of period                         $20.553          $15.828          $13.748
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          9               11               13
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.834           $9.415           $9.762
  Accumulation Unit Value at end
   of period                         $14.060          $10.834           $9.415
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        207              437              522
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.635          $13.621          $14.159
  Accumulation Unit Value at end
   of period                         $20.241          $15.635          $13.621
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12               14               18

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $10.175          $10.031                -
  Accumulation Unit Value at end
   of period                         $10.362          $10.175                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
HARTFORD ULTRASHORT BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.000          $10.079          $10.026
  Accumulation Unit Value at end
   of period                          $9.915          $10.000          $10.079
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        266              343              397
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.945          $10.054          $10.021
  Accumulation Unit Value at end
   of period                          $9.832           $9.945          $10.054
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         57               62                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.909          $10.037          $10.018
  Accumulation Unit Value at end
   of period                          $9.776           $9.909          $10.037
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         61               13                6
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.837           $9.989                -
  Accumulation Unit Value at end
   of period                          $9.681           $9.837                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.855          $10.012          $10.013
  Accumulation Unit Value at end
   of period                          $9.693           $9.855          $10.012
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,799            6,042            5,454
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.805           $9.986                -
  Accumulation Unit Value at end
   of period                          $9.621           $9.805                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.783           $7.122          $10.652
  Accumulation Unit Value at end
   of period                          $9.986           $8.783           $7.122
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        572               19               14
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.735           $7.104          $10.646
  Accumulation Unit Value at end
   of period                          $9.902           $8.735           $7.104
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        135                2                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.703           $7.093          $10.643
  Accumulation Unit Value at end
   of period                          $9.846           $8.703           $7.093
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         68                1                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.626          $10.316                -
  Accumulation Unit Value at end
   of period                         $14.249          $12.626                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.655           $7.075          $10.637
  Accumulation Unit Value at end
   of period                          $9.762           $8.655           $7.075
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        571              257              194
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.585          $10.313                -
  Accumulation Unit Value at end
   of period                         $14.159          $12.585                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         19                -                -

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.887          $10.148                -
  Accumulation Unit Value at end
   of period                         $13.705           $9.887                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                1                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.863          $10.143                -
  Accumulation Unit Value at end
   of period                         $13.630           $9.863                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.846          $10.140                -
  Accumulation Unit Value at end
   of period                         $13.580           $9.846                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.826          $10.135                -
  Accumulation Unit Value at end
   of period                         $13.518           $9.826                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.822          $10.135                -
  Accumulation Unit Value at end
   of period                         $13.506           $9.822                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         40               40                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                $9.801          $10.130                -
  Accumulation Unit Value at end
   of period                         $13.444           $9.801                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
INVESCO V.I. AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.299          $10.595          $10.597
  Accumulation Unit Value at end
   of period                         $16.333          $12.299          $10.595
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        255              354              468
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.122          $10.473          $10.508
  Accumulation Unit Value at end
   of period                         $16.050          $12.122          $10.473
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         46               58               70
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.005          $10.394          $10.448
  Accumulation Unit Value at end
   of period                         $15.864          $12.005          $10.394
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         26               32               39
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.893          $17.265          $17.400
  Accumulation Unit Value at end
   of period                         $26.220          $19.893          $17.265
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                4                4
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.833          $10.275          $10.360
  Accumulation Unit Value at end
   of period                         $15.589          $11.833          $10.275
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         57              198              256
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.650          $17.106          $17.291
  Accumulation Unit Value at end
   of period                         $25.823          $19.650          $17.106
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                4
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.062          $10.996          $10.355
  Accumulation Unit Value at end
   of period                         $12.130          $12.062          $10.996
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         49               67               48

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
INVESCO V.I. AMERICAN VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.748           $6.340          $10.489
  Accumulation Unit Value at end
   of period                         $10.597           $8.748           $6.340
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        501              486              220
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.700           $6.324          $10.484
  Accumulation Unit Value at end
   of period                         $10.508           $8.700           $6.324
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         76               63               19
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.668           $6.313          $10.481
  Accumulation Unit Value at end
   of period                         $10.448           $8.668           $6.313
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         42               33               15
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.471          $10.566                -
  Accumulation Unit Value at end
   of period                         $17.400          $14.471                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                2                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.620           $6.298          $10.475
  Accumulation Unit Value at end
   of period                         $10.360           $8.620           $6.298
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        236              279              181
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.423          $10.563                -
  Accumulation Unit Value at end
   of period                         $17.291          $14.423                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                3                -
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

62

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.998          $10.969          $10.351
  Accumulation Unit Value at end
   of period                         $12.029          $11.998          $10.969
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         40               41               26
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.955          $10.952          $10.349
  Accumulation Unit Value at end
   of period                         $11.962          $11.955          $10.952
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6               10               21
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.902          $10.930          $10.346
  Accumulation Unit Value at end
   of period                         $11.879          $11.902          $10.930
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                3                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.891          $10.926          $10.345
  Accumulation Unit Value at end
   of period                         $11.862          $11.891          $10.926
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        517              825              738
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.838          $10.905          $10.342
  Accumulation Unit Value at end
   of period                         $11.780          $11.838          $10.905
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.177           $9.922          $10.036
  Accumulation Unit Value at end
   of period                         $14.289          $11.177           $9.922
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                4               13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.016           $9.808           $9.951
  Accumulation Unit Value at end
   of period                         $14.041          $11.016           $9.808
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                3
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.910           $9.733           $9.895
  Accumulation Unit Value at end
   of period                         $13.879          $10.910           $9.733
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.131          $13.533          $13.791
  Accumulation Unit Value at end
   of period                         $19.200          $15.131          $13.533
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.753           $9.622           $9.811
  Accumulation Unit Value at end
   of period                         $13.638          $10.753           $9.622
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         52               88              110
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.946          $13.408          $13.705
  Accumulation Unit Value at end
   of period                         $18.909          $14.946          $13.408
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
INVESCO V.I. GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.014           $9.714          $10.024
  Accumulation Unit Value at end
   of period                         $14.609          $11.014           $9.714
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,539            2,145            2,736
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.856           $9.603           $9.939
  Accumulation Unit Value at end
   of period                         $14.355          $10.856           $9.603
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        257              306              373

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period                     -                -                -
  Accumulation Unit Value at end
   of period                               -                -                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.264           $7.301          $10.398
  Accumulation Unit Value at end
   of period                         $10.036           $9.264           $7.301
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                1                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.214           $7.282          $10.393
  Accumulation Unit Value at end
   of period                          $9.951           $9.214           $7.282
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.180           $7.270          $10.390
  Accumulation Unit Value at end
   of period                          $9.895           $9.180           $7.270
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.827          $10.184                -
  Accumulation Unit Value at end
   of period                         $13.791          $12.827                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.130           $7.252          $10.385
  Accumulation Unit Value at end
   of period                          $9.811           $9.130           $7.252
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        243              309               98
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.785          $10.181                -
  Accumulation Unit Value at end
   of period                         $13.705          $12.785                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
INVESCO V.I. GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.011           $7.322          $10.490
  Accumulation Unit Value at end
   of period                         $10.024           $9.011           $7.322
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,966            2,913            1,412
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.962           $7.304          $10.485
  Accumulation Unit Value at end
   of period                          $9.939           $8.962           $7.304
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        411              383              145

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2013             2012             2011
------------------------------------------------------------------------------
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $10.751           $9.530           $9.883
  Accumulation Unit Value
   at end of period             $14.189          $10.751           $9.530
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         178              239              295
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $15.127          $13.442          $13.975
  Accumulation Unit Value
   at end of period             $19.915          $15.127          $13.442
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          36               18               21
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $10.597           $9.421           $9.799
  Accumulation Unit Value
   at end of period             $13.943          $10.597           $9.421
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         125              240              283
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $14.943          $13.318          $13.888
  Accumulation Unit Value
   at end of period             $19.613          $14.943          $13.318
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           9               11               14
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $10.128           $8.862           $9.610
  Accumulation Unit Value
   at end of period             $11.921          $10.128           $8.862
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         277              328              357
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $9.982           $8.761           $9.528
  Accumulation Unit Value
   at end of period             $11.715           $9.982           $8.761
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          44               45               52
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $9.886           $8.694           $9.475
  Accumulation Unit Value
   at end of period             $11.579           $9.886           $8.694
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          57               59               61
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $16.268          $14.342          $15.669
  Accumulation Unit Value
   at end of period             $19.007          $16.268          $14.342
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           3                4                5
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $9.744           $8.595           $9.394
  Accumulation Unit Value
   at end of period             $11.378           $9.744           $8.595
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,278            1,528            1,754
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $16.069          $14.210          $15.571
  Accumulation Unit Value
   at end of period             $18.718          $16.069          $14.210
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           2                2                2
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.924          $10.029                -
  Accumulation Unit Value
   at end of period             $13.442           $9.924                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           4                3                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $9.899          $10.024                -
  Accumulation Unit Value
   at end of period             $13.368           $9.899                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $9.883          $10.020                -
  Accumulation Unit Value
   at end of period             $13.319           $9.883                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period        $9.862          $10.016                -
  Accumulation Unit Value
   at end of period             $13.258           $9.862                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
---------------------------  --------------------------------------------
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $8.929           $7.292          $10.482
  Accumulation Unit Value
   at end of period              $9.883           $8.929           $7.292
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         313              286              132
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.658          $10.363                -
  Accumulation Unit Value
   at end of period             $13.975          $12.658                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          22               15                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $8.880           $7.274          $10.476
  Accumulation Unit Value
   at end of period              $9.799           $8.880           $7.274
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         299              304              187
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.616          $10.360                -
  Accumulation Unit Value
   at end of period             $13.888          $12.616                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          15                8                -
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $8.607           $6.434          $10.317
  Accumulation Unit Value
   at end of period              $9.610           $8.607           $6.434
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         306              148               52
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $8.559           $6.418          $10.312
  Accumulation Unit Value
   at end of period              $9.528           $8.559           $6.418
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          44               17                5
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $8.528           $6.407          $10.308
  Accumulation Unit Value
   at end of period              $9.475           $8.528           $6.407
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          59               14                4
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $14.139          $10.649                -
  Accumulation Unit Value
   at end of period             $15.669          $14.139                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           6                3                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $8.481           $6.391          $10.303
  Accumulation Unit Value
   at end of period              $9.394           $8.481           $6.391
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,918            1,843              830
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $14.093          $10.646                -
  Accumulation Unit Value
   at end of period             $15.571          $14.093                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           2                1                -
INVESCO V.I. MID CAP GROWTH
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -

64

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2013             2012             2011
------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $9.858          $10.015                -
  Accumulation Unit Value
   at end of period             $13.246           $9.858                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          23               46                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period        $9.837          $10.011                -
  Accumulation Unit Value
   at end of period             $13.186           $9.837                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.990                -                -
  Accumulation Unit Value
   at end of period              $9.952                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         160                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $9.986                -                -
  Accumulation Unit Value
   at end of period              $9.934                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          33                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $9.984                -                -
  Accumulation Unit Value
   at end of period              $9.923                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           7                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period        $9.981                -                -
  Accumulation Unit Value
   at end of period              $9.908                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $9.980                -                -
  Accumulation Unit Value
   at end of period              $9.905                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       1,155                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period        $9.977                -                -
  Accumulation Unit Value
   at end of period              $9.891                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. SMALL CAP
 EQUITY FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $12.771          $11.333          $11.543
  Accumulation Unit Value
   at end of period             $17.359          $12.771          $11.333
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          94              122              143
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period       $12.588          $11.203          $11.445
  Accumulation Unit Value
   at end of period             $17.059          $12.588          $11.203
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          18               22               28
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $12.467          $11.118          $11.381
  Accumulation Unit Value
   at end of period             $16.861          $12.467          $11.118
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          24               29               33
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $17.130          $15.314          $15.716
  Accumulation Unit Value
   at end of period             $23.110          $17.130          $15.314
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                2                3
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $12.287          $10.991          $11.285
  Accumulation Unit Value
   at end of period             $16.569          $12.287          $10.991
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         375              397              475
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $16.921          $15.173          $15.618
  Accumulation Unit Value
   at end of period             $22.759          $16.921          $15.173
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           2                3                3

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
---------------------------  -------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period             -                -                -(a)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period             -                -                -(a)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -(a)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -(a)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -(a)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period             -                -                -(a)
  Accumulation Unit Value
   at end of period                   -                -                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
INVESCO V.I. SMALL CAP
 EQUITY FUND
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.080           $7.575          $10.744
  Accumulation Unit Value
   at end of period             $11.543           $9.080           $7.575
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         143               48                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $9.030           $7.556          $10.738
  Accumulation Unit Value
   at end of period             $11.445           $9.030           $7.556
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          29                9                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $8.997           $7.543          $10.735
  Accumulation Unit Value
   at end of period             $11.381           $8.997           $7.543
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          36                7                -
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.455          $10.469                -
  Accumulation Unit Value
   at end of period             $15.716          $12.455                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           3                1                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $8.948           $7.524          $10.730
  Accumulation Unit Value
   at end of period             $11.285           $8.948           $7.524
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         432              221              113
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.415          $10.466                -
  Accumulation Unit Value
   at end of period             $15.618          $12.415                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           3                -                -

-------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                     2013             2012             2011
------------------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $14.342          $12.853          $12.419
  Accumulation Unit Value
   at end of period             $15.382          $14.342          $12.853
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         236              283              334
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period       $14.135          $12.706          $12.314
  Accumulation Unit Value
   at end of period             $15.116          $14.135          $12.706
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          44               51               61
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $13.999          $12.609          $12.244
  Accumulation Unit Value
   at end of period             $14.941          $13.999          $12.609
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          45               43               53
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $17.472          $15.776          $15.358
  Accumulation Unit Value
   at end of period             $18.600          $17.472          $15.776
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           6                5                9
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $13.798          $12.465          $12.141
  Accumulation Unit Value
   at end of period             $14.682          $13.798          $12.465
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         883            1,727            2,100
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $17.259          $15.631          $15.262
  Accumulation Unit Value
   at end of period             $18.318          $17.259          $15.631
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                1                1
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $12.196          $10.937          $11.009
  Accumulation Unit Value
   at end of period             $15.469          $12.196          $10.937
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         138              185              215
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period       $12.020          $10.812          $10.916
  Accumulation Unit Value
   at end of period             $15.201          $12.020          $10.812
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          36               39               44
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $11.905          $10.730          $10.855
  Accumulation Unit Value
   at end of period             $15.025          $11.905          $10.730
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          18               20               21
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $15.599          $14.095          $14.295
  Accumulation Unit Value
   at end of period             $19.639          $15.599          $14.095
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           4                4                8
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $11.733          $10.607          $10.763
  Accumulation Unit Value
   at end of period             $14.765          $11.733          $10.607
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         504              465              511
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $15.409          $13.965          $14.205
  Accumulation Unit Value
   at end of period             $19.342          $15.409          $13.965
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
LORD ABBETT GROWTH AND
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.858           $8.870           $9.525
  Accumulation Unit Value
   at end of period             $13.284           $9.858           $8.870
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         110              128              161

                                          AS OF DECEMBER 31,
SUB-ACCOUNT                     2010             2009             2008
---------------------------  --------------------------------------------
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period       $11.151           $8.374          $10.298
  Accumulation Unit Value
   at end of period             $12.419          $11.151           $8.374
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         381              361              169
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period       $11.090           $8.353          $10.293
  Accumulation Unit Value
   at end of period             $12.314          $11.090           $8.353
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          68               55               21
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $11.050           $8.339          $10.290
  Accumulation Unit Value
   at end of period             $12.244          $11.050           $8.339
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          57               50               20
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $13.894          $10.512                -
  Accumulation Unit Value
   at end of period             $15.358          $13.894                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           7                7                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period       $10.989           $8.318          $10.285
  Accumulation Unit Value
   at end of period             $12.141          $10.989           $8.318
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)       2,294            2,396            1,137
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $13.849          $10.509                -
  Accumulation Unit Value
   at end of period             $15.262          $13.849                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           1                1                -
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $9.675           $7.906          $10.379
  Accumulation Unit Value
   at end of period             $11.009           $9.675           $7.906
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         257              228              105
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value
   at beginning of period        $9.622           $7.887          $10.374
  Accumulation Unit Value
   at end of period             $10.916           $9.622           $7.887
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          60               51               12
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $9.586           $7.874          $10.371
  Accumulation Unit Value
   at end of period             $10.855           $9.586           $7.874
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          22               22                7
 WITH THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.656          $10.421                -
  Accumulation Unit Value
   at end of period             $14.295          $12.656                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)          10                9                -
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value
   at beginning of period        $9.534           $7.854          $10.366
  Accumulation Unit Value
   at end of period             $10.763           $9.534           $7.854
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         359              265              121
 WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value
   at beginning of period       $12.615          $10.418                -
  Accumulation Unit Value
   at end of period             $14.205          $12.615                -
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)           -                -                -
LORD ABBETT GROWTH AND
 INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL
  BENEFITS
  Accumulation Unit Value
   at beginning of period        $8.182           $6.940          $10.541
  Accumulation Unit Value
   at end of period              $9.525           $8.182           $6.940
  Number of Accumulation
   Units outstanding at end
   of period (in thousands)         183              185              154

66

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.716           $8.769           $9.444
  Accumulation Unit Value at end
   of period                         $13.053           $9.716           $8.769
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         27               31               40
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.623           $8.702           $9.391
  Accumulation Unit Value at end
   of period                         $12.902           $9.623           $8.702
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         15               17               16
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.267          $12.934          $13.994
  Accumulation Unit Value at end
   of period                         $19.082          $14.267          $12.934
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.484           $8.602           $9.312
  Accumulation Unit Value at end
   of period                         $12.678           $9.484           $8.602
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        124              281              320
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.093          $12.815          $13.906
  Accumulation Unit Value at end
   of period                         $18.793          $14.093          $12.815
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                4                4
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.111          $10.433          $10.581
  Accumulation Unit Value at end
   of period                         $16.391          $12.111          $10.433
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         22               19               11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.936          $10.314          $10.491
  Accumulation Unit Value at end
   of period                         $16.106          $11.936          $10.314
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.822          $10.235          $10.432
  Accumulation Unit Value at end
   of period                         $15.920          $11.822          $10.235
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.439          $15.136          $15.466
  Accumulation Unit Value at end
   of period                         $23.426          $17.439          $15.136
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.652          $10.118          $10.344
  Accumulation Unit Value at end
   of period                         $15.644          $11.652          $10.118
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        494              100              128
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.226          $14.996          $15.370
  Accumulation Unit Value at end
   of period                         $23.071          $17.226          $14.996
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.257           $9.554           $9.874
  Accumulation Unit Value at end
   of period                         $14.704          $11.257           $9.554
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         31               31               31
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.095           $9.444           $9.791
  Accumulation Unit Value at end
   of period                         $14.449          $11.095           $9.444
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          8               11               10
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.988           $9.372           $9.735
  Accumulation Unit Value at end
   of period                         $14.282          $10.988           $9.372
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                1                1

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.137           $6.923          $10.535
  Accumulation Unit Value at end
   of period                          $9.444           $8.137           $6.923
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         36               31               15
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.107           $6.911          $10.532
  Accumulation Unit Value at end
   of period                          $9.391           $8.107           $6.911
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         21               17                6
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.111          $10.350                -
  Accumulation Unit Value at end
   of period                         $13.994          $12.111                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                2                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.063           $6.894          $10.527
  Accumulation Unit Value at end
   of period                          $9.312           $8.063           $6.894
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        341              338              242
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.071          $10.347                -
  Accumulation Unit Value at end
   of period                         $13.906          $12.071                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                1                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.277           $6.813          $10.633
  Accumulation Unit Value at end
   of period                         $10.581           $9.277           $6.813
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                6                4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.226           $6.796          $10.627
  Accumulation Unit Value at end
   of period                         $10.491           $9.226           $6.796
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.193           $6.785          $10.624
  Accumulation Unit Value at end
   of period                         $10.432           $9.193           $6.785
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.663          $10.110                -
  Accumulation Unit Value at end
   of period                         $15.466          $13.663                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.142           $6.768          $10.619
  Accumulation Unit Value at end
   of period                         $10.344           $9.142           $6.768
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        102               71               38
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.618          $10.107                -
  Accumulation Unit Value at end
   of period                         $15.370          $13.618                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.981           $7.157          $10.614
  Accumulation Unit Value at end
   of period                          $9.874           $8.981           $7.157
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         33               21                9
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.932           $7.139          $10.609
  Accumulation Unit Value at end
   of period                          $9.791           $8.932           $7.139
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10                1                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.899           $7.127          $10.605
  Accumulation Unit Value at end
   of period                          $9.735           $8.899           $7.127
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.604          $13.343          $13.894
  Accumulation Unit Value at end
   of period                         $20.231          $15.604          $13.343
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.830           $9.265           $9.653
  Accumulation Unit Value at end
   of period                         $14.034          $10.830           $9.265
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         56              106               98
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.414          $13.220          $13.807
  Accumulation Unit Value at end
   of period                         $19.924          $15.414          $13.220
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.144          $12.383          $11.729
  Accumulation Unit Value at end
   of period                         $12.865          $13.144          $12.383
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,210            1,234            1,151
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.955          $12.241          $11.629
  Accumulation Unit Value at end
   of period                         $12.642          $12.955          $12.241
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        220              227              213
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.831          $12.148          $11.564
  Accumulation Unit Value at end
   of period                         $12.495          $12.831          $12.148
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        265              262              232
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.667          $12.972          $12.380
  Accumulation Unit Value at end
   of period                         $13.277          $13.667          $12.972
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         31               21               22
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.646          $12.009          $11.466
  Accumulation Unit Value at end
   of period                         $12.279          $12.646          $12.009
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      6,389            2,247            1,942
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.500          $12.852          $12.302
  Accumulation Unit Value at end
   of period                         $13.076          $13.500          $12.852
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         27               27               27
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.341          $10.310          $10.236
  Accumulation Unit Value at end
   of period                         $13.352          $11.341          $10.310
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        314              433              435
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.178          $10.192          $10.149
  Accumulation Unit Value at end
   of period                         $13.120          $11.178          $10.192
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         99              158              161
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.070          $10.115          $10.092
  Accumulation Unit Value at end
   of period                         $12.968          $11.070          $10.115
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         57               69               72
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.056          $12.874          $12.878
  Accumulation Unit Value at end
   of period                         $16.424          $14.056          $12.874
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14               18               12
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.911           $9.999          $10.007
  Accumulation Unit Value at end
   of period                         $12.743          $10.911           $9.999
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,118            2,245            2,450

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.733          $10.223                -
  Accumulation Unit Value at end
   of period                         $13.894          $12.733                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.850           $7.110          $10.600
  Accumulation Unit Value at end
   of period                          $9.653           $8.850           $7.110
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        114              114               60
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.691          $10.220                -
  Accumulation Unit Value at end
   of period                         $13.807          $12.691                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.034           $9.601          $10.053
  Accumulation Unit Value at end
   of period                         $11.729          $11.034           $9.601
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,006              361               11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.973           $9.577          $10.048
  Accumulation Unit Value at end
   of period                         $11.629          $10.973           $9.577
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        196               74                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.933           $9.561          $10.045
  Accumulation Unit Value at end
   of period                         $11.564          $10.933           $9.561
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        246               43                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.734          $10.286                -
  Accumulation Unit Value at end
   of period                         $12.380          $11.734                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         23               12                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.874           $9.537          $10.040
  Accumulation Unit Value at end
   of period                         $11.466          $10.874           $9.537
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,756              750              152
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.696          $10.283                -
  Accumulation Unit Value at end
   of period                         $12.302          $11.696                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         33               13                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.416           $8.067          $10.269
  Accumulation Unit Value at end
   of period                         $10.236           $9.416           $8.067
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        494              432              225
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.365           $8.047          $10.264
  Accumulation Unit Value at end
   of period                         $10.149           $9.365           $8.047
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        171              103               33
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.330           $8.033          $10.260
  Accumulation Unit Value at end
   of period                         $10.092           $9.330           $8.033
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         87               80               48
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.936          $10.302                -
  Accumulation Unit Value at end
   of period                         $12.878          $11.936                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13                8                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.279           $8.013          $10.255
  Accumulation Unit Value at end
   of period                         $10.007           $9.279           $8.013
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,306            1,982              964

68

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.884          $12.755          $12.797
  Accumulation Unit Value at end
   of period                         $16.175          $13.884          $12.755
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.085           $9.648           $9.776
  Accumulation Unit Value at end
   of period                         $14.904          $11.085           $9.648
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,703            2,256            2,813
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.926           $9.538           $9.693
  Accumulation Unit Value at end
   of period                         $14.646          $10.926           $9.538
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        253              304              379
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.821           $9.465           $9.638
  Accumulation Unit Value at end
   of period                         $14.476          $10.821           $9.465
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        219              275              328
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.313          $13.428          $13.708
  Accumulation Unit Value at end
   of period                         $20.435          $15.313          $13.428
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         29               21               26
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.665           $9.357           $9.557
  Accumulation Unit Value at end
   of period                         $14.225          $10.665           $9.357
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,359            2,891            3,516
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.126          $13.303          $13.622
  Accumulation Unit Value at end
   of period                         $20.125          $15.126          $13.303
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         13               15               19
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $23.469          $20.880          $21.701
  Accumulation Unit Value at end
   of period                         $29.697          $23.469          $20.880
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,191            2,402            2,971
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $23.008          $20.531          $21.402
  Accumulation Unit Value at end
   of period                         $29.026          $23.008          $20.531
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        206              276              357
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $22.567          $20.178          $21.077
  Accumulation Unit Value at end
   of period                         $28.413          $22.567          $20.178
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,338            2,484            2,976
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $22.028          $19.746          $20.676
  Accumulation Unit Value at end
   of period                         $27.665          $22.028          $19.746
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        106               98              126
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $21.922          $19.660          $20.597
  Accumulation Unit Value at end
   of period                         $27.518          $21.922          $19.660
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        434              628              738
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $21.398          $19.239          $20.206
  Accumulation Unit Value at end
   of period                         $26.794          $21.398          $19.239
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        354              429              548

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.897          $10.299                -
  Accumulation Unit Value at end
   of period                         $12.797          $11.897                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.865           $7.301          $10.540
  Accumulation Unit Value at end
   of period                          $9.776           $8.865           $7.301
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,925            2,590            1,150
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.816           $7.283          $10.535
  Accumulation Unit Value at end
   of period                          $9.693           $8.816           $7.283
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        396              320              109
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.784           $7.271          $10.531
  Accumulation Unit Value at end
   of period                          $9.638           $8.784           $7.271
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        330              238              102
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.524          $10.393                -
  Accumulation Unit Value at end
   of period                         $13.708          $12.524                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         25               16                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.736           $7.253          $10.526
  Accumulation Unit Value at end
   of period                          $9.557           $8.736           $7.253
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,882            3,425            1,491
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.483          $10.390                -
  Accumulation Unit Value at end
   of period                         $13.622          $12.483                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20               10                -
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $19.548          $15.988          $21.525
  Accumulation Unit Value at end
   of period                         $21.701          $19.548          $15.988
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,343            3,448            3,530
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $19.337          $15.862          $21.399
  Accumulation Unit Value at end
   of period                         $21.402          $19.337          $15.862
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        427              415              368
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $19.081          $15.684          $21.186
  Accumulation Unit Value at end
   of period                         $21.077          $19.081          $15.684
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,440            3,733            3,787
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.766          $15.463                -
  Accumulation Unit Value at end
   of period                         $20.676          $18.766                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        127              109                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $18.703          $15.419          $20.870
  Accumulation Unit Value at end
   of period                         $20.597          $18.703          $15.419
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        929            1,091            1,173
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.394          $15.202                -
  Accumulation Unit Value at end
   of period                         $20.206          $18.394                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        667              766                -

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $19.270          $17.011          $17.337
  Accumulation Unit Value at end
   of period                         $24.506          $19.270          $17.011
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,580            4,367            5,476
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $18.991          $16.816          $17.190
  Accumulation Unit Value at end
   of period                         $24.080          $18.991          $16.816
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        381              483              606
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $18.529          $16.439          $16.838
  Accumulation Unit Value at end
   of period                         $23.447          $18.529          $16.439
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,444            4,869            5,865
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.216          $14.423          $14.810
  Accumulation Unit Value at end
   of period                         $20.469          $16.216          $14.423
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        350              357              459
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $16.056          $14.288          $14.679
  Accumulation Unit Value at end
   of period                         $20.257          $16.056          $14.288
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,552            2,008            2,472
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.999          $13.380          $13.781
  Accumulation Unit Value at end
   of period                         $18.875          $14.999          $13.380
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,197            1,649            2,091
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.354           $9.176           $9.383
  Accumulation Unit Value at end
   of period                         $13.288          $10.354           $9.176
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7               16               16
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.205           $9.071           $9.304
  Accumulation Unit Value at end
   of period                         $13.058          $10.205           $9.071
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                3
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.107           $9.002           $9.251
  Accumulation Unit Value at end
   of period                         $12.906          $10.107           $9.002
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                2
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.016          $15.192          $15.653
  Accumulation Unit Value at end
   of period                         $21.674          $17.016          $15.192
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.962           $8.899           $9.173
  Accumulation Unit Value at end
   of period                         $12.683           $9.962           $8.899
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20               78               97
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.808          $15.052          $15.555
  Accumulation Unit Value at end
   of period                         $21.346          $16.808          $15.052
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER EQUITY INCOME
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.222           $9.116           $9.625
  Accumulation Unit Value at end
   of period                         $13.044          $10.222           $9.116
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         18               20               19

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.725          $12.582          $19.102
  Accumulation Unit Value at end
   of period                         $17.337          $15.725          $12.582
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      6,269            6,704            6,425
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $15.638          $12.550          $19.092
  Accumulation Unit Value at end
   of period                         $17.190          $15.638          $12.550
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        688              753              742
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $15.349          $12.342          $18.802
  Accumulation Unit Value at end
   of period                         $16.838          $15.349          $12.342
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      6,746            7,420            8,036
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.534          $10.910                -
  Accumulation Unit Value at end
   of period                         $14.810          $13.534                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        504              565                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.420          $10.824          $16.523
  Accumulation Unit Value at end
   of period                         $14.679          $13.420          $10.824
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,946            3,568            4,577
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.631          $10.213                -
  Accumulation Unit Value at end
   of period                         $13.781          $12.631                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,612            3,196                -
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.670           $6.066          $10.888
  Accumulation Unit Value at end
   of period                          $9.383           $8.670           $6.066
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20               28                9
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.623           $6.051          $10.883
  Accumulation Unit Value at end
   of period                          $9.304           $8.623           $6.051
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                2                2
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.591           $6.041          $10.880
  Accumulation Unit Value at end
   of period                          $9.251           $8.591           $6.041
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.573          $10.272                -
  Accumulation Unit Value at end
   of period                         $15.653          $14.573                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.544           $6.026          $10.874
  Accumulation Unit Value at end
   of period                          $9.173           $8.544           $6.026
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         91              105               52
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.525          $10.269                -
  Accumulation Unit Value at end
   of period                         $15.555          $14.525                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER EQUITY INCOME
 FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.456           $6.432          $10.788
  Accumulation Unit Value at end
   of period                          $9.625           $8.456           $6.432
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         21               21                2

70

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.075           $9.012           $9.544
  Accumulation Unit Value at end
   of period                         $12.818          $10.075           $9.012
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.978           $8.943           $9.490
  Accumulation Unit Value at end
   of period                         $12.670           $9.978           $8.943
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.720          $14.125          $15.026
  Accumulation Unit Value at end
   of period                         $19.911          $15.720          $14.125
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.834           $8.841           $9.410
  Accumulation Unit Value at end
   of period                         $12.450           $9.834           $8.841
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         81               53               53
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.528          $13.994          $14.932
  Accumulation Unit Value at end
   of period                         $19.610          $15.528          $13.994
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER GLOBAL FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.325           $9.443          $10.411
  Accumulation Unit Value at end
   of period                         $14.260          $11.325           $9.443
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         41               60               76
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.162           $9.335          $10.323
  Accumulation Unit Value at end
   of period                         $14.012          $11.162           $9.335
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6               10               10
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.054           $9.264          $10.265
  Accumulation Unit Value at end
   of period                         $13.850          $11.054           $9.264
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11               16               16
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.831          $14.980          $16.640
  Accumulation Unit Value at end
   of period                         $22.284          $17.831          $14.980
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.895           $9.158          $10.178
  Accumulation Unit Value at end
   of period                         $13.610          $10.895           $9.158
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        312              613              848
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.613          $14.842          $16.536
  Accumulation Unit Value at end
   of period                         $21.947          $17.613          $14.842
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.290           $9.765           $9.879
  Accumulation Unit Value at end
   of period                         $14.714          $11.290           $9.765
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14               15               11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.128           $9.653           $9.796
  Accumulation Unit Value at end
   of period                         $14.459          $11.128           $9.653
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.409           $6.416          $10.782
  Accumulation Unit Value at end
   of period                          $9.544           $8.409           $6.416
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.379           $6.406          $10.779
  Accumulation Unit Value at end
   of period                          $9.490           $8.379           $6.406
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.300          $10.194                -
  Accumulation Unit Value at end
   of period                         $15.026          $13.300                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.333           $6.390          $10.773
  Accumulation Unit Value at end
   of period                          $9.410           $8.333           $6.390
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         38               73               27
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.256          $10.191                -
  Accumulation Unit Value at end
   of period                         $14.932          $13.256                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER GLOBAL FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.075           $6.568          $10.601
  Accumulation Unit Value at end
   of period                         $10.411           $9.075           $6.568
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         96              104               90
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.025           $6.551          $10.595
  Accumulation Unit Value at end
   of period                         $10.323           $9.025           $6.551
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                9               15
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.992           $6.541          $10.592
  Accumulation Unit Value at end
   of period                         $10.265           $8.992           $6.541
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         19               19                5
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.614          $10.656                -
  Accumulation Unit Value at end
   of period                         $16.640          $14.614                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.943           $6.524          $10.587
  Accumulation Unit Value at end
   of period                         $10.178           $8.943           $6.524
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        859              999              717
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.566          $10.653                -
  Accumulation Unit Value at end
   of period                         $16.536          $14.566                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.602           $6.778          $10.565
  Accumulation Unit Value at end
   of period                          $9.879           $8.602           $6.778
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         14               16               11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.555           $6.761          $10.560
  Accumulation Unit Value at end
   of period                          $9.796           $8.555           $6.761
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                5                2

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.021           $9.579           $9.740
  Accumulation Unit Value at end
   of period                         $14.291          $11.021           $9.579
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.830          $14.665          $14.949
  Accumulation Unit Value at end
   of period                         $21.770          $16.830          $14.665
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.862           $9.470           $9.658
  Accumulation Unit Value at end
   of period                         $14.044          $10.862           $9.470
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         39               78               67
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $16.624          $14.530          $14.855
  Accumulation Unit Value at end
   of period                         $21.440          $16.624          $14.530
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.696          $10.882          $11.242
  Accumulation Unit Value at end
   of period                         $17.703          $12.696          $10.882
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         78              114              138
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.513          $10.757          $11.147
  Accumulation Unit Value at end
   of period                         $17.396          $12.513          $10.757
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20               27               31
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.393          $10.675          $11.084
  Accumulation Unit Value at end
   of period                         $17.194          $12.393          $10.675
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         12               15               18
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.611          $16.935          $17.628
  Accumulation Unit Value at end
   of period                         $27.141          $19.611          $16.935
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                2                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.215          $10.553          $10.991
  Accumulation Unit Value at end
   of period                         $16.896          $12.215          $10.553
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        394              721              886
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.372          $16.779          $17.518
  Accumulation Unit Value at end
   of period                         $26.730          $19.372          $16.779
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                2                2
PUTNAM VT DIVERSIFIED INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.046          $11.798          $12.288
  Accumulation Unit Value at end
   of period                         $13.946          $13.046          $11.798
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        143              170              185
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.858          $11.663          $12.184
  Accumulation Unit Value at end
   of period                         $13.704          $12.858          $11.663
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         24               26               27
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.735          $11.574          $12.115
  Accumulation Unit Value at end
   of period                         $13.545          $12.735          $11.574
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         15               16               19

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.524           $6.750          $10.556
  Accumulation Unit Value at end
   of period                          $9.740           $8.524           $6.750
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.114          $10.411                -
  Accumulation Unit Value at end
   of period                         $14.949          $13.114                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.477           $6.733          $10.551
  Accumulation Unit Value at end
   of period                          $9.658           $8.477           $6.733
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         69               56               37
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.072          $10.408                -
  Accumulation Unit Value at end
   of period                         $14.855          $13.072                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.214           $6.789          $10.532
  Accumulation Unit Value at end
   of period                         $11.242           $9.214           $6.789
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        168              169               58
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.164           $6.772          $10.527
  Accumulation Unit Value at end
   of period                         $11.147           $9.164           $6.772
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         34               35               10
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.130           $6.760          $10.524
  Accumulation Unit Value at end
   of period                         $11.084           $9.130           $6.760
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         18               19                6
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.556          $10.805                -
  Accumulation Unit Value at end
   of period                         $17.628          $14.556                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                2                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.080           $6.744          $10.519
  Accumulation Unit Value at end
   of period                         $10.991           $9.080           $6.744
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        977            1,066              533
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.509          $10.802                -
  Accumulation Unit Value at end
   of period                         $17.518          $14.509                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                -
PUTNAM VT DIVERSIFIED INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $10.999           $7.140          $10.253
  Accumulation Unit Value at end
   of period                         $12.288          $10.999           $7.140
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        205              211               89
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $10.939           $7.122          $10.248
  Accumulation Unit Value at end
   of period                         $12.184          $10.939           $7.122
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         30               30               12
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.899           $7.110          $10.244
  Accumulation Unit Value at end
   of period                         $12.115          $10.899           $7.110
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         20               23                8

72

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.520          $16.874          $17.707
  Accumulation Unit Value at end
   of period                         $19.650          $18.520          $16.874
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                4
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.551          $11.441          $12.012
  Accumulation Unit Value at end
   of period                         $13.310          $12.551          $11.441
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,481            2,548            2,634
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.294          $16.718          $17.596
  Accumulation Unit Value at end
   of period                         $19.352          $18.294          $16.718
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                2                2
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.851          $10.466          $10.600
  Accumulation Unit Value at end
   of period                         $14.041          $11.851          $10.466
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                6                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.681          $10.347          $10.510
  Accumulation Unit Value at end
   of period                         $13.798          $11.681          $10.347
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.568          $10.267          $10.451
  Accumulation Unit Value at end
   of period                         $13.638          $11.568          $10.267
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.293          $15.387          $15.701
  Accumulation Unit Value at end
   of period                         $20.336          $17.293          $15.387
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.401          $10.150          $10.362
  Accumulation Unit Value at end
   of period                         $13.401          $11.401          $10.150
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         97              265              225
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.082          $15.245          $15.603
  Accumulation Unit Value at end
   of period                         $20.028          $17.082          $15.245
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.192           $6.776           $8.228
  Accumulation Unit Value at end
   of period                         $10.402           $8.192           $6.776
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.074           $6.699           $8.158
  Accumulation Unit Value at end
   of period                         $10.222           $8.074           $6.699
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.996           $6.648           $8.112
  Accumulation Unit Value at end
   of period                         $10.103           $7.996           $6.648
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.931          $11.611          $14.204
  Accumulation Unit Value at end
   of period                         $17.558          $13.931          $11.611
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.969          $10.444                -
  Accumulation Unit Value at end
   of period                         $17.707          $15.969                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          4                3                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $10.839           $7.093          $10.239
  Accumulation Unit Value at end
   of period                         $12.012          $10.839           $7.093
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,176            3,612            1,496
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.916          $10.441                -
  Accumulation Unit Value at end
   of period                         $17.596          $15.916                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                -
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.321           $6.953          $10.309
  Accumulation Unit Value at end
   of period                         $10.600           $9.321           $6.953
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          5                5                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.270           $6.936          $10.304
  Accumulation Unit Value at end
   of period                         $10.510           $9.270           $6.936
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.236           $6.924          $10.301
  Accumulation Unit Value at end
   of period                         $10.451           $9.236           $6.924
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.911          $10.455                -
  Accumulation Unit Value at end
   of period                         $15.701          $13.911                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.185           $6.907          $10.295
  Accumulation Unit Value at end
   of period                         $10.362           $9.185           $6.907
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        238              254               36
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.865          $10.452                -
  Accumulation Unit Value at end
   of period                         $15.603          $13.865                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.542           $6.103          $10.515
  Accumulation Unit Value at end
   of period                          $8.228           $7.542           $6.103
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $7.500           $6.087          $10.509
  Accumulation Unit Value at end
   of period                          $8.158           $7.500           $6.087
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.473           $6.077          $10.506
  Accumulation Unit Value at end
   of period                          $8.112           $7.473           $6.077
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.117          $10.694                -
  Accumulation Unit Value at end
   of period                         $14.204          $13.117                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.881           $6.571           $8.043
  Accumulation Unit Value at end
   of period                          $9.928           $7.881           $6.571
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         63               42               52
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.761          $11.503          $14.115
  Accumulation Unit Value at end
   of period                         $17.292          $13.761          $11.503
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT INTERNATIONAL VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.100           $6.713           $7.852
  Accumulation Unit Value at end
   of period                          $9.816           $8.100           $6.713
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                4               25
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $7.984           $6.636           $7.785
  Accumulation Unit Value at end
   of period                          $9.645           $7.984           $6.636
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                6
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.907           $6.585           $7.741
  Accumulation Unit Value at end
   of period                          $9.533           $7.907           $6.585
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.307          $11.945          $14.078
  Accumulation Unit Value at end
   of period                         $17.207          $14.307          $11.945
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.793           $6.509           $7.676
  Accumulation Unit Value at end
   of period                          $9.368           $7.793           $6.509
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         44               56               44
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $14.132          $11.834          $13.990
  Accumulation Unit Value at end
   of period                         $16.946          $14.132          $11.834
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.871          $10.190          $10.787
  Accumulation Unit Value at end
   of period                         $16.432          $11.871          $10.190
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.700          $10.073          $10.696
  Accumulation Unit Value at end
   of period                         $16.147          $11.700          $10.073
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.587           $9.996          $10.635
  Accumulation Unit Value at end
   of period                         $15.960          $11.587           $9.996
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.639          $16.121          $17.194
  Accumulation Unit Value at end
   of period                         $25.609          $18.639          $16.121
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.431           $6.062          $10.500
  Accumulation Unit Value at end
   of period                          $8.043           $7.431           $6.062
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         55               76               35
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.074          $10.691                -
  Accumulation Unit Value at end
   of period                         $14.115          $13.074                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT INTERNATIONAL VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $7.392           $5.908          $10.594
  Accumulation Unit Value at end
   of period                          $7.852           $7.392           $5.908
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         26               20               26
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $7.352           $5.893          $10.588
  Accumulation Unit Value at end
   of period                          $7.785           $7.352           $5.893
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                6                4
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.325           $5.883          $10.585
  Accumulation Unit Value at end
   of period                          $7.741           $7.325           $5.883
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.353          $10.753                -
  Accumulation Unit Value at end
   of period                         $14.078          $13.353                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $7.284           $5.869          $10.579
  Accumulation Unit Value at end
   of period                          $7.676           $7.284           $5.869
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         47               62               23
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.310          $10.750                -
  Accumulation Unit Value at end
   of period                         $13.990          $13.310                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.635           $6.621          $10.328
  Accumulation Unit Value at end
   of period                         $10.787           $8.635           $6.621
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.588           $6.605          $10.323
  Accumulation Unit Value at end
   of period                         $10.696           $8.588           $6.605
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.556           $6.593          $10.319
  Accumulation Unit Value at end
   of period                         $10.635           $8.556           $6.593
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.867          $10.713                -
  Accumulation Unit Value at end
   of period                         $17.194          $13.867                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

74

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.420           $9.882          $10.545
  Accumulation Unit Value at end
   of period                         $15.683          $11.420           $9.882
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         36               39               90
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.412          $15.972          $17.086
  Accumulation Unit Value at end
   of period                         $25.221          $18.412          $15.972
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.534           $8.497          $10.184
  Accumulation Unit Value at end
   of period                          $9.366           $9.534           $8.497
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         28               31               26
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.396           $8.399          $10.098
  Accumulation Unit Value at end
   of period                          $9.203           $9.396           $8.399
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                2                7
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.306           $8.335          $10.041
  Accumulation Unit Value at end
   of period                          $9.096           $9.306           $8.335
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                2                1
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.880          $16.953          $20.473
  Accumulation Unit Value at end
   of period                         $18.409          $18.880          $16.953
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.172           $8.240           $9.956
  Accumulation Unit Value at end
   of period                          $8.939           $9.172           $8.240
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                2                2
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $18.649          $16.796          $20.345
  Accumulation Unit Value at end
   of period                         $18.130          $18.649          $16.796
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
TEMPLETON FOREIGN SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.029          $12.819          $14.467
  Accumulation Unit Value at end
   of period                         $18.324          $15.029          $12.819
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        857              434              507
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $14.812          $12.672          $14.345
  Accumulation Unit Value at end
   of period                         $18.006          $14.812          $12.672
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         86               72               90
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.451          $12.388          $14.051
  Accumulation Unit Value at end
   of period                         $17.532          $14.451          $12.388
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,295            2,955            3,437
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.498          $11.601          $13.191
  Accumulation Unit Value at end
   of period                         $16.335          $13.498          $11.601
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         64               60               67
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.365          $11.492          $13.074
  Accumulation Unit Value at end
   of period                         $16.166          $13.365          $11.492
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        880            1,090            1,326
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.463          $10.743          $12.252
  Accumulation Unit Value at end
   of period                         $15.037          $12.463          $10.743
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        483              666              832

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.509           $6.577          $10.314
  Accumulation Unit Value at end
   of period                         $10.545           $8.509           $6.577
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         58               48               32
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.822          $10.710                -
  Accumulation Unit Value at end
   of period                         $17.086          $13.822                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $8.735           $5.104           $9.918
  Accumulation Unit Value at end
   of period                         $10.184           $8.735           $5.104
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         34               63               15
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $8.687           $5.091           $9.913
  Accumulation Unit Value at end
   of period                         $10.098           $8.687           $5.091
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         11                1                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.655           $5.083           $9.909
  Accumulation Unit Value at end
   of period                         $10.041           $8.655           $5.083
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.692          $10.416                -
  Accumulation Unit Value at end
   of period                         $20.473          $17.692                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $8.607           $5.070           $9.904
  Accumulation Unit Value at end
   of period                          $9.956           $8.607           $5.070
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          2                5                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $17.634          $10.413                -
  Accumulation Unit Value at end
   of period                         $20.345          $17.634                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -
TEMPLETON FOREIGN SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $13.459           $9.905          $15.932
  Accumulation Unit Value at end
   of period                         $14.467          $13.459           $9.905
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        568              576              609
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $13.385           $9.880          $15.924
  Accumulation Unit Value at end
   of period                         $14.345          $13.385           $9.880
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        100              119              104
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.138           $9.717          $15.682
  Accumulation Unit Value at end
   of period                         $14.051          $13.138           $9.717
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      3,682            3,891            4,291
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.364           $9.168                -
  Accumulation Unit Value at end
   of period                         $13.191          $12.364                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         73               85                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.260           $9.095          $14.708
  Accumulation Unit Value at end
   of period                         $13.074          $12.260           $9.095
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,547            1,780            2,085
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.519           $8.566                -
  Accumulation Unit Value at end
   of period                         $12.252          $11.519                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,036            1,383                -

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $14.909          $13.068          $13.295
  Accumulation Unit Value at end
   of period                         $15.024          $14.909          $13.068
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        293              335              358
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $14.695          $12.918          $13.183
  Accumulation Unit Value at end
   of period                         $14.763          $14.695          $12.918
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         59               69               72
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.553          $12.820          $13.108
  Accumulation Unit Value at end
   of period                         $14.592          $14.553          $12.820
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         33               36               39
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.499          $13.687          $14.030
  Accumulation Unit Value at end
   of period                         $15.501          $15.499          $13.687
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          6                6                9
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.344          $12.673          $12.997
  Accumulation Unit Value at end
   of period                         $14.339          $14.344          $12.673
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                3                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.309          $13.560          $13.942
  Accumulation Unit Value at end
   of period                         $15.266          $15.309          $13.560
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                1
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $15.322          $12.764          $13.838
  Accumulation Unit Value at end
   of period                         $19.874          $15.322          $12.764
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        994            2,062            2,561
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $15.100          $12.617          $13.720
  Accumulation Unit Value at end
   of period                         $19.529          $15.100          $12.617
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        148              226              292
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $14.733          $12.334          $13.440
  Accumulation Unit Value at end
   of period                         $19.015          $14.733          $12.334
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,933            3,207            3,928
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $13.426          $11.268          $12.309
  Accumulation Unit Value at end
   of period                         $17.285          $13.426          $11.268
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         79               86               88
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $13.293          $11.163          $12.199
  Accumulation Unit Value at end
   of period                         $17.106          $13.293          $11.163
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        700            1,091            1,304
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.781          $10.760          $11.789
  Accumulation Unit Value at end
   of period                         $16.406          $12.781          $10.760
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        584              859            1,127
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.889          $11.052          $12.008
  Accumulation Unit Value at end
   of period                         $16.207          $11.889          $11.052
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        373              543              620

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $11.716           $9.956           $9.912
  Accumulation Unit Value at end
   of period                         $13.295          $11.716           $9.956
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        338              274              153
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.652           $9.931           $9.907
  Accumulation Unit Value at end
   of period                         $13.183          $11.652           $9.931
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         68               44               10
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.609           $9.914           $9.904
  Accumulation Unit Value at end
   of period                         $13.108          $11.609           $9.914
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         42               35               20
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.456          $10.665                -
  Accumulation Unit Value at end
   of period                         $14.030          $12.456                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         10                6                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.545           $9.890           $9.899
  Accumulation Unit Value at end
   of period                         $12.997          $11.545           $9.890
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                2                1
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $12.415          $10.661                -
  Accumulation Unit Value at end
   of period                         $13.942          $12.415                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          1                1                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period               $12.995           $9.997          $16.223
  Accumulation Unit Value at end
   of period                         $13.838          $12.995           $9.997
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      2,997            3,319            3,523
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $12.923           $9.971          $16.214
  Accumulation Unit Value at end
   of period                         $13.720          $12.923           $9.971
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        339              386              417
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $12.684           $9.807          $15.968
  Accumulation Unit Value at end
   of period                         $13.440          $12.684           $9.807
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      4,542            5,108            5,796
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.646           $9.026                -
  Accumulation Unit Value at end
   of period                         $12.309          $11.646                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        111              166                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.548           $8.955          $14.611
  Accumulation Unit Value at end
   of period                         $12.199          $11.548           $8.955
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,508            1,839            2,365
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $11.187           $8.697                -
  Accumulation Unit Value at end
   of period                         $11.789          $11.187                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      1,447            1,820                -
UIF MID CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                $9.156           $5.868          $10.728
  Accumulation Unit Value at end
   of period                         $12.008           $9.156           $5.868
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        673              847              528

76

-------------------------------------------------------------------------------


                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                          2013             2012             2011
-----------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period               $11.718          $10.926          $11.906
  Accumulation Unit Value at end
   of period                         $15.926          $11.718          $10.926
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         56               67               70
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.605          $10.842          $11.839
  Accumulation Unit Value at end
   of period                         $15.742          $11.605          $10.842
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         35               54               60
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $20.230          $18.947          $20.741
  Accumulation Unit Value at end
   of period                         $27.372          $20.230          $18.947
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          7                3                3
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period               $11.438          $10.719          $11.739
  Accumulation Unit Value at end
   of period                         $15.469          $11.438          $10.719
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        133              440              704
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $19.983          $18.773          $20.612
  Accumulation Unit Value at end
   of period                         $26.957          $19.983          $18.773
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                          2010             2009             2008
--------------------------------  --------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at
   beginning of period                $9.106           $5.853          $10.723
  Accumulation Unit Value at end
   of period                         $11.906           $9.106           $5.853
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         80              103               53
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.072           $5.843          $10.720
  Accumulation Unit Value at end
   of period                         $11.839           $9.072           $5.843
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                         66               85               51
 WITH THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.934          $10.288                -
  Accumulation Unit Value at end
   of period                         $20.741          $15.934                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          3                2                -
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at
   beginning of period                $9.023           $5.829          $10.714
  Accumulation Unit Value at end
   of period                         $11.739           $9.023           $5.829
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                        696              738              503
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at
   beginning of period               $15.882          $10.285                -
  Accumulation Unit Value at end
   of period                         $20.612          $15.882                -
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                          -                -                -



(a)  Inception date July 15, 2013.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SEVEN
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account") as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2013, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 28, 2014

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           AMERICAN CENTURY VP     AMERICAN CENTURY VP
                                                VALUE FUND             GROWTH FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               1,069,457                 192,978
                                                ==========              ==========
  Cost                                          $6,990,082              $2,096,709
                                                ==========              ==========
  Market value                                  $9,047,604              $2,556,956
 Due from Sponsor Company                               --                      --
 Receivable from fund shares sold                      231                     224
 Other assets                                            2                      --
                                                ----------              ----------
 Total assets                                    9,047,837               2,557,180
                                                ----------              ----------
LIABILITIES:
 Due to Sponsor Company                                231                     224
 Payable for fund shares purchased                      --                      --
 Other liabilities                                      --                      --
                                                ----------              ----------
 Total liabilities                                     231                     224
                                                ----------              ----------
NET ASSETS:
 For contract liabilities                       $9,047,606              $2,556,956
                                                ==========              ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     619,188                 196,903
 Minimum unit fair value #*                     $14.375578              $12.863366
 Maximum unit fair value #*                     $14.782510              $13.210714
 Contract liability                             $9,047,606              $2,556,956
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                          --                      --
 Minimum unit fair value #*                             --                      --
 Maximum unit fair value #*                             --                      --
 Contract liability                                     --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH           INTERNATIONAL            SMALL/MID CAP
                                   STRATEGY PORTFOLIO         VALUE PORTFOLIO          VALUE PORTFOLIO
                                       SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       2,111,283                1,845,666                  840,995
                                       ===========              ===========              ===========
  Cost                                 $21,964,021              $24,213,079              $13,903,587
                                       ===========              ===========              ===========
  Market value                         $28,819,015              $27,426,594              $19,124,219
 Due from Sponsor Company                       --                       --                       --
 Receivable from fund shares
  sold                                       9,579                    5,162                   13,688
 Other assets                                    1                       --                       --
                                       -----------              -----------              -----------
 Total assets                           28,828,595               27,431,756               19,137,907
                                       -----------              -----------              -----------
LIABILITIES:
 Due to Sponsor Company                      9,579                    5,162                   13,688
 Payable for fund shares
  purchased                                     --                       --                       --
 Other liabilities                              --                        1                        2
                                       -----------              -----------              -----------
 Total liabilities                           9,579                    5,163                   13,690
                                       -----------              -----------              -----------
NET ASSETS:
 For contract liabilities              $28,819,016              $27,426,593              $19,124,217
                                       ===========              ===========              ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           2,334,044                3,525,904                1,088,973
 Minimum unit fair value #*             $11.311724                $7.105983               $14.778446
 Maximum unit fair value #*             $17.109779               $15.506663               $27.279131
 Contract liability                    $28,819,016              $27,426,593              $19,124,217
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                       --                       --
 Minimum unit fair value #*                     --                       --                       --
 Maximum unit fair value #*                     --                       --                       --
 Contract liability                             --                       --                       --

                                                         ALLIANCEBERNSTEIN VPS       INVESCO V.I.
                                 ALLIANCEBERNSTEIN VPS       INTERNATIONAL               VALUE
                                    VALUE PORTFOLIO         GROWTH PORTFOLIO      OPPORTUNITIES FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (1)
-------------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        140,259                 265,420               7,418,637
                                       ==========              ==========             ===========
  Cost                                 $1,641,621              $4,521,318             $65,942,244
                                       ==========              ==========             ===========
  Market value                         $1,977,649              $5,064,210             $69,438,451
 Due from Sponsor Company                      --                      --                      --
 Receivable from fund shares
  sold                                        824                     221                  14,323
 Other assets                                  --                      --                       9
                                       ----------              ----------             -----------
 Total assets                           1,978,473               5,064,431              69,452,783
                                       ----------              ----------             -----------
LIABILITIES:
 Due to Sponsor Company                       824                     221                  14,323
 Payable for fund shares
  purchased                                    --                      --                      --
 Other liabilities                             --                       3                      --
                                       ----------              ----------             -----------
 Total liabilities                            824                     224                  14,323
                                       ----------              ----------             -----------
NET ASSETS:
 For contract liabilities              $1,977,649              $5,064,207             $69,438,460
                                       ==========              ==========             ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            161,907                 559,753              44,818,312
 Minimum unit fair value #*            $11.498544               $8.212754               $1.421124
 Maximum unit fair value #*            $18.908132              $17.039777              $21.923230
 Contract liability                    $1,977,649              $5,062,688             $69,122,812
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                     173                 198,975
 Minimum unit fair value #*                    --               $8.808059               $1.567334
 Maximum unit fair value #*                    --               $8.808059               $1.718544
 Contract liability                            --                  $1,519                $315,648

(1) Formerly Invesco Van Kampen V.I. Value Opportunities Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                          INVESCO V.I.       INVESCO V.I.
                                              CORE            GOVERNMENT
                                          EQUITY FUND      SECURITIES FUND
                                          SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           4,798,596         29,982,080
                                          ============       ============
  Cost                                    $134,710,302       $366,556,706
                                          ============       ============
  Market value                            $184,316,937       $348,991,411
 Due from Sponsor Company                           --                 --
 Receivable from fund shares sold               82,630            307,213
 Other assets                                       --                  1
                                          ------------       ------------
 Total assets                              184,399,567        349,298,625
                                          ------------       ------------
LIABILITIES:
 Due to Sponsor Company                         82,630            307,213
 Payable for fund shares purchased                  --                 --
 Other liabilities                                  10                 --
                                          ------------       ------------
 Total liabilities                              82,640            307,213
                                          ------------       ------------
NET ASSETS:
 For contract liabilities                 $184,316,927       $348,991,412
                                          ============       ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #              11,398,194        266,407,011
 Minimum unit fair value #*                 $13.016611          $1.197342
 Maximum unit fair value #*                 $19.297781         $10.293153
 Contract liability                       $183,979,515       $348,195,921
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                  20,401            590,680
 Minimum unit fair value #*                 $16.342005          $1.320593
 Maximum unit fair value #*                 $16.855292          $1.447931
 Contract liability                           $337,412           $795,491

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        INVESCO V.I.   INVESCO V.I.  INVESCO V.I.
                                        INTERNATIONAL  MID CAP CORE   SMALL CAP
                                         GROWTH FUND   EQUITY FUND   EQUITY FUND
                                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         5,622,008     11,538,161     5,143,244
                                        ============   ============  ============
  Cost                                  $150,800,733   $139,680,181   $85,439,249
                                        ============   ============  ============
  Market value                          $197,701,861   $174,545,430  $130,204,555
 Due from Sponsor Company                         --             --            --
 Receivable from fund shares sold             50,570        171,133        87,873
 Other assets                                      3              3            --
                                        ------------   ------------  ------------
 Total assets                            197,752,434    174,716,566   130,292,428
                                        ------------   ------------  ------------
LIABILITIES:
 Due to Sponsor Company                       50,570        171,133        87,873
 Payable for fund shares purchased                --             --            --
 Other liabilities                                --             --            --
                                        ------------   ------------  ------------
 Total liabilities                            50,570        171,133        87,873
                                        ------------   ------------  ------------
NET ASSETS:
 For contract liabilities               $197,701,864   $174,545,433  $130,204,555
                                        ============   ============  ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #            57,730,910     76,675,530     6,256,907
 Minimum unit fair value #*                $2.222356      $2.044383    $14.564305
 Maximum unit fair value #*               $19.103572     $17.950074    $23.964382
 Contract liability                     $197,600,279   $174,225,595  $130,121,519
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                37,620        134,865         4,041
 Minimum unit fair value #*                $2.450978      $2.254719    $14.564305
 Maximum unit fair value #*               $12.235646     $12.740787    $23.884014
 Contract liability                         $101,585       $319,838       $83,036

                                        INVESCO V.I.
                                        BALANCED RISK      INVESCO V.I.           INVESCO V.I.
                                         ALLOCATION        DIVERSIFIED               MONEY
                                            FUND          DIVIDEND FUND           MARKET FUND
                                         SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT (2)
--------------------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         1,534,334            14,086             126,589,756
                                         ===========        ==========            ============
  Cost                                   $17,980,285          $231,219            $126,589,756
                                         ===========        ==========            ============
  Market value                           $18,718,879          $293,702            $126,589,756
 Due from Sponsor Company                         --                --                      --
 Receivable from fund shares sold             51,032                14                 234,245
 Other assets                                     --                --                      --
                                         -----------        ----------            ------------
 Total assets                             18,769,911           293,716             126,824,001
                                         -----------        ----------            ------------
LIABILITIES:
 Due to Sponsor Company                       51,032                14                 234,245
 Payable for fund shares purchased                --                --                      --
 Other liabilities                                --                --                       5
                                         -----------        ----------            ------------
 Total liabilities                            51,032                14                 234,250
                                         -----------        ----------            ------------
NET ASSETS:
 For contract liabilities                $18,718,879          $293,702            $126,589,751
                                         ===========        ==========            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #             1,570,723            20,367              12,782,978
 Minimum unit fair value #*               $11.503600        $14.137224               $9.841269
 Maximum unit fair value #*               $12.249085        $14.598406               $9.972607
 Contract liability                      $18,718,879          $293,702            $126,560,636
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                    --                --                   2,939
 Minimum unit fair value #*                       --                --               $9.905247
 Maximum unit fair value #*                       --                --               $9.905247
 Contract liability                               --                --                 $29,115

(2)  Funded as of July 17, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            AMERICAN CENTURY VP          AMERICAN FUNDS
                                                  MID CAP                    GLOBAL
                                                 VALUE FUND                BOND FUND
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                    22,983                 12,135,867
                                                ============             ==============
  Cost                                              $340,533               $137,467,373
                                                ============             ==============
  Market value                                      $424,725               $143,324,590
 Due from Sponsor Company                                 --                         --
 Receivable from fund shares sold                         12                    136,868
 Other assets                                              1                          2
                                                ------------             --------------
 Total assets                                        424,738                143,461,460
                                                ------------             --------------
LIABILITIES:
 Due to Sponsor Company                                   12                    136,868
 Payable for fund shares purchased                        --                         --
 Other liabilities                                        --                         --
                                                ------------             --------------
 Total liabilities                                        12                    136,868
                                                ------------             --------------
NET ASSETS:
 For contract liabilities                           $424,726               $143,324,592
                                                ============             ==============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                        29,575                 11,268,591
 Minimum unit fair value #*                       $14.160257                 $10.216622
 Maximum unit fair value #*                       $14.664038                 $13.586871
 Contract liability                                 $424,726               $143,040,651
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                            --                     22,025
 Minimum unit fair value #*                               --                 $10.216622
 Maximum unit fair value #*                               --                 $13.586871
 Contract liability                                       --                   $283,941

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      AMERICAN FUNDS                                      AMERICAN FUNDS
                                          GLOBAL                AMERICAN FUNDS              BLUE CHIP
                                        GROWTH AND                  ASSET                   INCOME AND
                                       INCOME FUND             ALLOCATION FUND             GROWTH FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        21,905,713                41,723,761                41,899,331
                                      ==============            ==============            ==============
  Cost                                  $238,259,225              $635,274,483              $382,543,793
                                      ==============            ==============            ==============
  Market value                          $274,040,477              $931,691,581              $545,529,296
 Due from Sponsor Company                         --                   203,729                        --
 Receivable from fund shares
  sold                                        77,600                        --                   110,899
 Other assets                                      1                         2                         9
                                      --------------            --------------            --------------
 Total assets                            274,118,078               931,895,312               545,640,204
                                      --------------            --------------            --------------
LIABILITIES:
 Due to Sponsor Company                       77,600                        --                   110,899
 Payable for fund shares
  purchased                                       --                   203,729                        --
 Other liabilities                                --                        --                        --
                                      --------------            --------------            --------------
 Total liabilities                            77,600                   203,729                   110,899
                                      --------------            --------------            --------------
NET ASSETS:
 For contract liabilities               $274,040,478              $931,691,583              $545,529,305
                                      ==============            ==============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            19,805,474                51,114,300               363,733,423
 Minimum unit fair value #*               $12.847979                $16.440883                 $1.346548
 Maximum unit fair value #*               $19.838520                $21.363618                $20.354035
 Contract liability                     $273,685,055              $927,869,012              $543,697,819
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                25,599                   205,643                 1,208,085
 Minimum unit fair value #*               $13.721798                $17.938604                 $1.486239
 Maximum unit fair value #*               $14.098605                $21.363618                 $1.632204
 Contract liability                         $355,423                $3,822,571                $1,831,486


                                                                AMERICAN FUNDS
                                      AMERICAN FUNDS                GLOBAL            AMERICAN FUNDS
                                        BOND FUND                GROWTH FUND           GROWTH FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        87,902,224                10,895,103             23,171,913
                                      ==============            ==============       ================
  Cost                                  $948,681,464              $193,259,795         $1,187,155,574
                                      ==============            ==============       ================
  Market value                          $932,642,596              $325,981,488         $1,806,018,972
 Due from Sponsor Company                         --                        --                     --
 Receivable from fund shares
  sold                                       139,223                    92,657              1,317,185
 Other assets                                     --                         5                      3
                                      --------------            --------------       ----------------
 Total assets                            932,781,819               326,074,150          1,807,336,160
                                      --------------            --------------       ----------------
LIABILITIES:
 Due to Sponsor Company                      139,223                    92,657              1,317,185
 Payable for fund shares
  purchased                                       --                        --                     --
 Other liabilities                                15                        --                     --
                                      --------------            --------------       ----------------
 Total liabilities                           139,238                    92,657              1,317,185
                                      --------------            --------------       ----------------
NET ASSETS:
 For contract liabilities               $932,642,581              $325,981,493         $1,806,018,975
                                      ==============            ==============       ================
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            62,293,154                16,271,525            110,588,800
 Minimum unit fair value #*               $11.796759                $14.493546             $12.178079
 Maximum unit fair value #*               $16.817888                $24.458702             $22.024580
 Contract liability                     $930,583,135              $324,813,598         $1,801,330,617
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               136,115                    54,259                258,256
 Minimum unit fair value #*               $14.470726                $17.473630             $13.417765
 Maximum unit fair value #*               $16.817888                $24.458702             $21.927561
 Contract liability                       $2,059,446                $1,167,895             $4,688,358

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                               AMERICAN FUNDS           AMERICAN FUNDS
                                             GROWTH-INCOME FUND       INTERNATIONAL FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 37,592,947              24,027,473
                                               ==============            ============
  Cost                                         $1,274,443,217            $401,927,520
                                               ==============            ============
  Market value                                 $1,894,684,571            $508,181,051
 Due from Sponsor Company                                  --                      --
 Receivable from fund shares sold                   1,247,035                 452,827
 Other assets                                              20                       6
                                               --------------            ------------
 Total assets                                   1,895,931,626             508,633,884
                                               --------------            ------------
LIABILITIES:
 Due to Sponsor Company                             1,247,035                 452,827
 Payable for fund shares purchased                         --                      --
 Other liabilities                                         --                      --
                                               --------------            ------------
 Total liabilities                                  1,247,035                 452,827
                                               --------------            ------------
NET ASSETS:
 For contract liabilities                      $1,894,684,591            $508,181,057
                                               ==============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    102,694,490              30,860,092
 Minimum unit fair value #*                        $16.503189              $11.898833
 Maximum unit fair value #*                        $22.117665              $20.047337
 Contract liability                            $1,888,204,145            $507,042,369
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        343,368                  63,450
 Minimum unit fair value #*                        $18.006772              $14.394426
 Maximum unit fair value #*                        $22.117665              $19.647904
 Contract liability                                $6,480,446              $1,138,688

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                            WELLS FARGO
                                                                    AMERICAN FUNDS          ADVANTAGE VT
                                            AMERICAN FUNDS           GLOBAL SMALL              OMEGA
                                            NEW WORLD FUND       CAPITALIZATION FUND        GROWTH FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              7,985,624               8,880,181                41,262
                                             ============            ============            ==========
  Cost                                       $128,758,873            $155,308,044              $869,676
                                             ============            ============            ==========
  Market value                               $198,682,322            $224,224,575            $1,328,236
 Due from Sponsor Company                              --                      --                    --
 Receivable from fund shares sold                 116,342                 290,544                    70
 Other assets                                           3                      --                    --
                                             ------------            ------------            ----------
 Total assets                                 198,798,667             224,515,119             1,328,306
                                             ------------            ------------            ----------
LIABILITIES:
 Due to Sponsor Company                           116,342                 290,544                    70
 Payable for fund shares purchased                     --                      --                    --
 Other liabilities                                     --                       4                    --
                                             ------------            ------------            ----------
 Total liabilities                                116,342                 290,548                    70
                                             ------------            ------------            ----------
NET ASSETS:
 For contract liabilities                    $198,682,325            $224,224,571            $1,328,236
                                             ============            ============            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  7,052,491              10,344,260                70,368
 Minimum unit fair value #*                    $16.126396              $16.695640            $18.517769
 Maximum unit fair value #*                    $33.928228              $26.898159            $19.267475
 Contract liability                          $198,537,879            $223,878,789            $1,328,236
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      4,860                  14,435                    --
 Minimum unit fair value #*                    $27.571814              $18.706198                    --
 Maximum unit fair value #*                    $33.647551              $26.301262                    --
 Contract liability                              $144,446                $345,782                    --


                                        FIDELITY(R) VIP  FIDELITY(R) VIP  FIDELITY(R) VIP
                                            GROWTH         CONTRAFUND         MID CAP
                                           PORTFOLIO        PORTFOLIO        PORTFOLIO
                                          SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
--------------------------------------  -------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           108,768         2,772,823        2,185,564
                                          ==========       ===========      ===========
  Cost                                    $4,449,012       $61,584,788      $56,236,200
                                          ==========       ===========      ===========
  Market value                            $6,152,984       $93,638,212      $77,806,073
 Due from Sponsor Company                         --                --               --
 Receivable from fund shares sold              1,464            14,478           24,765
 Other assets                                     --                --               --
                                          ----------       -----------      -----------
 Total assets                              6,154,448        93,652,690       77,830,838
                                          ----------       -----------      -----------
LIABILITIES:
 Due to Sponsor Company                        1,464            14,478           24,765
 Payable for fund shares purchased                --                --               --
 Other liabilities                                --                 5                2
                                          ----------       -----------      -----------
 Total liabilities                             1,464            14,483           24,767
                                          ----------       -----------      -----------
NET ASSETS:
 For contract liabilities                 $6,152,984       $93,638,207      $77,806,071
                                          ==========       ===========      ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #               451,696         6,196,834        4,998,399
 Minimum unit fair value #*               $12.619512        $13.002811       $14.021348
 Maximum unit fair value #*               $22.944417        $22.212817       $24.301820
 Contract liability                       $6,152,984       $93,566,271      $77,805,310
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                    --             5,265               52
 Minimum unit fair value #*                       --        $13.664314       $14.734635
 Maximum unit fair value #*                       --        $13.664314       $14.734635
 Contract liability                               --           $71,936             $761

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                     FIDELITY(R) VIP
                                             FIDELITY(R) VIP         DYNAMIC CAPITAL
                                             VALUE STRATEGIES          APPRECIATION
                                                PORTFOLIO               PORTFOLIO
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  389,609                 287,889
                                               ============            ============
  Cost                                           $3,848,200              $2,935,171
                                               ============            ============
  Market value                                   $5,633,752              $3,598,620
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                       259                     161
 Other assets                                            --                      --
                                               ------------            ------------
 Total assets                                     5,634,011               3,598,781
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                 259                     161
 Payable for fund shares purchased                       --                      --
 Other liabilities                                        2                       2
                                               ------------            ------------
 Total liabilities                                      261                     163
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                        $5,633,750              $3,598,618
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      369,920                 227,580
 Minimum unit fair value #*                      $13.998426              $14.768222
 Maximum unit fair value #*                      $29.797386              $24.768200
 Contract liability                              $5,633,750              $3,598,618
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                      --
 Minimum unit fair value #*                              --                      --
 Maximum unit fair value #*                              --                      --
 Contract liability                                      --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                        FRANKLIN
                                           FIDELITY(R) VIP               RISING               FRANKLIN
                                           STRATEGIC INCOME            DIVIDENDS               INCOME
                                              PORTFOLIO             SECURITIES FUND       SECURITIES FUND
                                             SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                110,745                22,488,688             74,291,409
                                             ============            ==============       ================
  Cost                                         $1,278,132              $416,798,036         $1,096,640,956
                                             ============            ==============       ================
  Market value                                 $1,233,703              $621,186,183         $1,196,794,231
 Due from Sponsor Company                              --                        --                     --
 Receivable from fund shares sold                   1,797                   275,321                792,590
 Other assets                                           2                        --                      6
                                             ------------            --------------       ----------------
 Total assets                                   1,235,502               621,461,504          1,197,586,827
                                             ------------            --------------       ----------------
LIABILITIES:
 Due to Sponsor Company                             1,797                   275,321                792,590
 Payable for fund shares purchased                     --                        --                     --
 Other liabilities                                     --                         4                     --
                                             ------------            --------------       ----------------
 Total liabilities                                  1,797                   275,325                792,590
                                             ------------            --------------       ----------------
NET ASSETS:
 For contract liabilities                      $1,233,705              $621,186,179         $1,196,794,237
                                             ============            ==============       ================
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     95,919                29,678,950             63,745,477
 Minimum unit fair value #*                    $10.881250                $15.176779             $12.667334
 Maximum unit fair value #*                    $14.002020                $23.557146             $22.701930
 Contract liability                            $1,233,705              $620,505,898         $1,194,695,236
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                    31,652                101,968
 Minimum unit fair value #*                            --                $21.172841             $13.625928
 Maximum unit fair value #*                            --                $23.557146             $22.049216
 Contract liability                                    --                  $680,281             $2,099,001

                                               FRANKLIN                 FRANKLIN                 FRANKLIN
                                               LARGE CAP                 GLOBAL               SMALL-MID CAP
                                                GROWTH                REAL ESTATE                 GROWTH
                                            SECURITIES FUND         SECURITIES FUND          SECURITIES FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               4,133,926                 536,219                 8,764,014
                                             =============            ============            ==============
  Cost                                         $60,333,238              $8,757,498              $172,205,263
                                             =============            ============            ==============
  Market value                                 $85,241,544              $7,469,533              $238,352,335
 Due from Sponsor Company                               --                      --                        --
 Receivable from fund shares sold                  131,350                     366                   226,745
 Other assets                                            2                      --                         4
                                             -------------            ------------            --------------
 Total assets                                   85,372,896               7,469,899               238,579,084
                                             -------------            ------------            --------------
LIABILITIES:
 Due to Sponsor Company                            131,350                     366                   226,745
 Payable for fund shares purchased                      --                      --                        --
 Other liabilities                                      --                       2                        --
                                             -------------            ------------            --------------
 Total liabilities                                 131,350                     368                   226,745
                                             -------------            ------------            --------------
NET ASSETS:
 For contract liabilities                      $85,241,546              $7,469,531              $238,352,339
                                             =============            ============            ==============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   5,760,387                 374,902                15,778,086
 Minimum unit fair value #*                     $13.719771              $16.185507                $10.537178
 Maximum unit fair value #*                     $18.368226              $25.481823                $23.808863
 Contract liability                            $85,156,933              $7,421,829              $237,844,112
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       5,507                   2,364                    29,664
 Minimum unit fair value #*                     $15.099660              $18.292069                $11.705985
 Maximum unit fair value #*                     $15.737151              $20.826823                $21.202428
 Contract liability                                $84,613                 $47,702                  $508,227

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 FRANKLIN                FRANKLIN
                                                SMALL CAP               STRATEGIC
                                                  VALUE                   INCOME
                                             SECURITIES FUND         SECURITIES FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                3,569,669              43,806,653
                                               ============            ============
  Cost                                          $60,503,356            $527,766,972
                                               ============            ============
  Market value                                  $86,274,029            $552,057,489
 Due from Sponsor Company                                --                   9,577
 Receivable from fund shares sold                    50,369                      --
 Other assets                                             3                      --
                                               ------------            ------------
 Total assets                                    86,324,401             552,067,066
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                              50,369                      --
 Payable for fund shares purchased                       --                   9,577
 Other liabilities                                       --                       1
                                               ------------            ------------
 Total liabilities                                   50,369                   9,578
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                       $86,274,032            $552,057,488
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    5,678,328              29,726,947
 Minimum unit fair value #*                      $13.626396              $11.314545
 Maximum unit fair value #*                      $25.240268              $24.410949
 Contract liability                             $86,192,627            $550,523,623
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        5,635                  71,077
 Minimum unit fair value #*                      $14.373866              $11.314545
 Maximum unit fair value #*                      $14.693374              $24.410949
 Contract liability                                 $81,405              $1,533,865

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                      TEMPLETON
                                                                      DEVELOPING              TEMPLETON
                                            MUTUAL SHARES              MARKETS                 FOREIGN
                                           SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             40,010,453               8,644,476              19,945,775
                                             ============            ============            ============
  Cost                                       $627,157,159             $77,735,113            $272,528,121
                                             ============            ============            ============
  Market value                               $866,111,651             $88,623,335            $344,232,676
 Due from Sponsor Company                              --                      --                      --
 Receivable from fund shares sold                 536,410                  36,583                 301,100
 Other assets                                          --                       2                       1
                                             ------------            ------------            ------------
 Total assets                                 866,648,061              88,659,920             344,533,777
                                             ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                           536,410                  36,583                 301,100
 Payable for fund shares purchased                     --                      --                      --
 Other liabilities                                     --                      --                      --
                                             ------------            ------------            ------------
 Total liabilities                                536,410                  36,583                 301,100
                                             ------------            ------------            ------------
NET ASSETS:
 For contract liabilities                    $866,111,651             $88,623,337            $344,232,677
                                             ============            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 46,941,164               4,623,726              22,788,148
 Minimum unit fair value #*                    $11.864704               $8.475972              $10.799722
 Maximum unit fair value #*                    $24.710565              $26.987613              $19.095669
 Contract liability                          $865,118,176             $88,515,504            $343,682,940
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     47,299                   4,697                  34,088
 Minimum unit fair value #*                    $12.468270              $21.341750              $11.316073
 Maximum unit fair value #*                    $24.710565              $25.607658              $17.532065
 Contract liability                              $993,475                $107,833                $549,737

                                                                                               FRANKLIN
                                              TEMPLETON                 MUTUAL                 FLEX CAP
                                                GROWTH             GLOBAL DISCOVERY             GROWTH
                                           SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             24,549,223              16,188,681               2,252,223
                                             ============            ============            ============
  Cost                                       $290,154,900            $306,868,622             $28,353,554
                                             ============            ============            ============
  Market value                               $374,312,588            $370,297,420             $40,741,966
 Due from Sponsor Company                              --                      --                      --
 Receivable from fund shares sold                 286,818                 138,667                   6,169
 Other assets                                          --                      --                       1
                                             ------------            ------------            ------------
 Total assets                                 374,599,406             370,436,087              40,748,136
                                             ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                           286,818                 138,667                   6,169
 Payable for fund shares purchased                     --                      --                      --
 Other liabilities                                      1                       6                      --
                                             ------------            ------------            ------------
 Total liabilities                                286,819                 138,673                   6,169
                                             ------------            ------------            ------------
NET ASSETS:
 For contract liabilities                    $374,312,587            $370,297,414             $40,741,967
                                             ============            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 23,107,849              15,433,030               2,643,130
 Minimum unit fair value #*                    $11.450898              $12.759394              $13.959546
 Maximum unit fair value #*                    $20.366184              $30.453295              $20.077906
 Contract liability                          $374,030,566            $369,751,267             $40,725,589
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     16,088                  19,563                   1,029
 Minimum unit fair value #*                    $16.835546              $27.371643              $15.678094
 Maximum unit fair value #*                    $20.040038              $30.453295              $16.170614
 Contract liability                              $282,021                $546,147                 $16,378

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                        FRANKLIN
                                        LARGE CAP                TEMPLETON
                                          VALUE                 GLOBAL BOND
                                     SECURITIES FUND          SECURITIES FUND
                                       SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        1,924,624                4,829,157
                                      =============            =============
  Cost                                  $22,574,247              $86,765,525
                                      =============            =============
  Market value                          $28,522,939              $91,465,006
 Due from Sponsor Company                        --                       --
 Receivable from fund shares
  sold                                       11,362                   19,806
 Other assets                                     2                        4
                                      -------------            -------------
 Total assets                            28,534,303               91,484,816
                                      -------------            -------------
LIABILITIES:
 Due to Sponsor Company                      11,362                   19,806
 Payable for fund shares
  purchased                                      --                       --
 Other liabilities                               --                       --
                                      -------------            -------------
 Total liabilities                           11,362                   19,806
                                      -------------            -------------
NET ASSETS:
 For contract liabilities               $28,522,941              $91,465,010
                                      =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            1,988,549                6,463,367
 Minimum unit fair value #*              $13.336590               $10.778561
 Maximum unit fair value #*              $19.260619               $15.501196
 Contract liability                     $28,452,349              $91,410,892
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                4,897                    3,607
 Minimum unit fair value #*              $14.377018               $14.267763
 Maximum unit fair value #*              $14.440670               $15.024080
 Contract liability                         $70,592                  $54,118

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                  HARTFORD        HARTFORD
                                  HARTFORD         TOTAL          CAPITAL
                                  BALANCED      RETURN BOND     APPRECIATION
                                  HLS FUND        HLS FUND        HLS FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    821,687      64,671,953      10,676,520
                                =============  ==============  ==============
  Cost                            $16,282,592    $698,092,646    $351,061,852
                                =============  ==============  ==============
  Market value                    $20,632,565    $733,978,409    $636,714,455
 Due from Sponsor Company                  --              --              --
 Receivable from fund shares
  sold                                 58,691         584,082         314,035
 Other assets                              --              12               3
                                -------------  --------------  --------------
 Total assets                      20,691,256     734,562,503     637,028,493
                                -------------  --------------  --------------
LIABILITIES:
 Due to Sponsor Company                58,691         584,082         314,035
 Payable for fund shares
  purchased                                --              --              --
 Other liabilities                          3              --              --
                                -------------  --------------  --------------
 Total liabilities                     58,694         584,082         314,035
                                -------------  --------------  --------------
NET ASSETS:
 For contract liabilities         $20,632,562    $733,978,421    $636,714,458
                                =============  ==============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      1,512,772      62,027,700      45,777,748
 Minimum unit fair value #*        $12.743151      $10.719211      $12.625038
 Maximum unit fair value #*        $19.430838      $13.364075      $23.991275
 Contract liability               $20,632,562    $733,945,350    $636,550,007
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             --           2,772          11,912
 Minimum unit fair value #*                --      $11.629130      $13.267411
 Maximum unit fair value #*                --      $12.184825      $13.901766
 Contract liability                        --         $33,071        $164,451

                                  HARTFORD
                                  DIVIDEND            HARTFORD                HARTFORD
                                 AND GROWTH       GLOBAL RESEARCH          GLOBAL GROWTH
                                  HLS FUND            HLS FUND                HLS FUND
                                 SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
------------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 17,347,744             90,276                 135,840
                                =============       ============            ============
  Cost                           $298,381,653           $937,886              $2,327,758
                                =============       ============            ============
  Market value                   $469,218,434         $1,209,787              $3,033,314
 Due from Sponsor Company                  --                 --                      --
 Receivable from fund shares
  sold                                236,942                 46                     237
 Other assets                              --                 --                       1
                                -------------       ------------            ------------
 Total assets                     469,455,376          1,209,833               3,033,552
                                -------------       ------------            ------------
LIABILITIES:
 Due to Sponsor Company               236,942                 46                     237
 Payable for fund shares
  purchased                                --                 --                      --
 Other liabilities                          6                 --                      --
                                -------------       ------------            ------------
 Total liabilities                    236,948                 46                     237
                                -------------       ------------            ------------
NET ASSETS:
 For contract liabilities        $469,218,428         $1,209,787              $3,033,315
                                =============       ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #     32,092,127             87,139                 228,334
 Minimum unit fair value #*        $13.400153         $12.342373              $10.595341
 Maximum unit fair value #*        $20.586382         $21.339412              $21.960925
 Contract liability              $469,084,876         $1,209,787              $3,033,315
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #          9,120                 --                      --
 Minimum unit fair value #*        $14.414484                 --                      --
 Maximum unit fair value #*        $14.754971                 --                      --
 Contract liability                  $133,552                 --                      --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HARTFORD
                                           DISCIPLINED      HARTFORD
                                              EQUITY         GROWTH
                                             HLS FUND       HLS FUND
                                           SUB-ACCOUNT     SUB-ACCOUNT
-----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             6,365,698      1,107,285
                                          ==============  =============
  Cost                                       $69,053,216    $10,945,490
                                          ==============  =============
  Market value                              $116,872,514    $19,377,708
 Due from Sponsor Company                             --             --
 Receivable from fund shares sold                101,493          5,173
 Other assets                                          1             --
                                          --------------  -------------
 Total assets                                116,974,008     19,382,881
                                          --------------  -------------
LIABILITIES:
 Due to Sponsor Company                          101,493          5,173
 Payable for fund shares purchased                    --             --
 Other liabilities                                    --              3
                                          --------------  -------------
 Total liabilities                               101,493          5,176
                                          --------------  -------------
NET ASSETS:
 For contract liabilities                   $116,872,515    $19,377,705
                                          ==============  =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 7,766,824      1,277,374
 Minimum unit fair value #*                   $13.827474     $13.502358
 Maximum unit fair value #*                   $22.414223     $22.495406
 Contract liability                         $116,870,548    $19,367,512
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       135            715
 Minimum unit fair value #*                   $14.530776     $14.265388
 Maximum unit fair value #*                   $14.530776     $14.265388
 Contract liability                               $1,967        $10,193

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HARTFORD
                                            GROWTH        HARTFORD       HARTFORD
                                        OPPORTUNITIES    HIGH YIELD        INDEX
                                           HLS FUND       HLS FUND       HLS FUND
                                         SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           3,937,438      5,501,872        916,234
                                        ==============  =============  =============
  Cost                                     $84,098,498    $46,581,813    $27,998,715
                                        ==============  =============  =============
  Market value                            $159,748,070    $48,924,259    $35,137,566
 Due from Sponsor Company                           --             --             --
 Receivable from fund shares sold              172,995         44,125          2,650
 Other assets                                        3              1              1
                                        --------------  -------------  -------------
 Total assets                              159,921,068     48,968,385     35,140,217
                                        --------------  -------------  -------------
LIABILITIES:
 Due to Sponsor Company                        172,995         44,125          2,650
 Payable for fund shares purchased                  --             --             --
 Other liabilities                                  --             --             --
                                        --------------  -------------  -------------
 Total liabilities                             172,995         44,125          2,650
                                        --------------  -------------  -------------
NET ASSETS:
 For contract liabilities                 $159,748,073    $48,924,260    $35,137,567
                                        ==============  =============  =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #              11,514,343      3,095,523      1,973,311
 Minimum unit fair value #*                 $12.643399     $11.816763     $14.932410
 Maximum unit fair value #*                 $23.408725     $21.466035     $21.092552
 Contract liability                       $159,746,670    $48,923,229    $35,137,567
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     106             66             --
 Minimum unit fair value #*                 $13.286598     $15.632014             --
 Maximum unit fair value #*                 $13.286598     $15.632014             --
 Contract liability                             $1,403         $1,031             --

                                          HARTFORD            HARTFORD
                                        INTERNATIONAL      SMALL/MID CAP               HARTFORD
                                        OPPORTUNITIES          EQUITY              ULTRASHORT BOND
                                          HLS FUND            HLS FUND                 HLS FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT (3)
--------------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          3,610,151            782,566                35,916,424
                                        =============       ============            ==============
  Cost                                    $43,346,159         $6,419,883              $359,163,658
                                        =============       ============            ==============
  Market value                            $54,368,083         $8,835,167              $359,160,720
 Due from Sponsor Company                          --                 --                        --
 Receivable from fund shares sold              61,261              6,884                    33,705
 Other assets                                      --                 --                        --
                                        -------------       ------------            --------------
 Total assets                              54,429,344          8,842,051               359,194,425
                                        -------------       ------------            --------------
LIABILITIES:
 Due to Sponsor Company                        61,261              6,884                    33,705
 Payable for fund shares purchased                 --                 --                        --
 Other liabilities                                  4                  2                        87
                                        -------------       ------------            --------------
 Total liabilities                             61,265              6,886                    33,792
                                        -------------       ------------            --------------
NET ASSETS:
 For contract liabilities                 $54,368,079         $8,835,165              $359,160,633
                                        =============       ============            ==============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #              4,717,147            531,654               283,085,277
 Minimum unit fair value #*                $10.483257         $14.765194                 $0.907413
 Maximum unit fair value #*                $19.073614         $27.917495                 $9.902898
 Contract liability                       $54,368,079         $8,822,598              $357,890,025
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     --                775                 1,187,307
 Minimum unit fair value #*                        --         $16.210977                 $1.003516
 Maximum unit fair value #*                        --         $16.210977                 $9.665811
 Contract liability                                --            $12,567                $1,270,608

(3)  Formerly Hartford Money Market HLS Fund. Change effective October 18, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                                 HARTFORD                 HARTFORD
                                               SMALL COMPANY           SMALLCAP GROWTH
                                                 HLS FUND                 HLS FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   820,957                  360,727
                                               =============            =============
  Cost                                           $16,389,518               $8,706,092
                                               =============            =============
  Market value                                   $21,697,890              $11,759,719
 Due from Sponsor Company                                 --                       --
 Receivable from fund shares sold                     24,963                    5,787
 Other assets                                             --                       --
                                               -------------            -------------
 Total assets                                     21,722,853               11,765,506
                                               -------------            -------------
LIABILITIES:
 Due to Sponsor Company                               24,963                    5,787
 Payable for fund shares purchased                        --                       --
 Other liabilities                                        --                        1
                                               -------------            -------------
 Total liabilities                                    24,963                    5,788
                                               -------------            -------------
NET ASSETS:
 For contract liabilities                        $21,697,890              $11,759,718
                                               =============            =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     1,310,809                  558,122
 Minimum unit fair value #*                       $15.114024               $19.260607
 Maximum unit fair value #*                       $25.139868               $31.524706
 Contract liability                              $21,697,890              $11,752,890
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                            --                      337
 Minimum unit fair value #*                               --               $20.240254
 Maximum unit fair value #*                               --               $20.240254
 Contract liability                                       --                   $6,828

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             HARTFORD
                                          HARTFORD        U.S. GOVERNMENT        HARTFORD
                                           STOCK            SECURITIES             VALUE
                                          HLS FUND           HLS FUND            HLS FUND
                                        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            40,917           2,515,163           1,491,943
                                        ============       =============       =============
  Cost                                    $1,788,681         $26,619,623         $16,598,123
                                        ============       =============       =============
  Market value                            $2,376,057         $25,954,657         $22,957,525
 Due from Sponsor Company                         --                  --                  --
 Receivable from fund shares sold              2,265                 515              31,842
 Other assets                                      2                   2                  --
                                        ------------       -------------       -------------
 Total assets                              2,378,324          25,955,174          22,989,367
                                        ------------       -------------       -------------
LIABILITIES:
 Due to Sponsor Company                        2,265                 515              31,842
 Payable for fund shares purchased                --                  --                  --
 Other liabilities                                --                  --                   1
                                        ------------       -------------       -------------
 Total liabilities                             2,265                 515              31,843
                                        ------------       -------------       -------------
NET ASSETS:
 For contract liabilities                 $2,376,059         $25,954,659         $22,957,524
                                        ============       =============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #               162,836           2,542,930           1,559,325
 Minimum unit fair value #*               $13.336075           $9.643434          $13.379495
 Maximum unit fair value #*               $22.389298          $11.146482          $20.657509
 Contract liability                       $2,376,059         $25,948,198         $22,957,524
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                    --                 638                  --
 Minimum unit fair value #*                       --          $10.133838                  --
 Maximum unit fair value #*                       --          $10.133838                  --
 Contract liability                               --              $6,461                  --

                                                                     AMERICAN FUNDS
                                                                        BLUE CHIP
                                            AMERICAN FUNDS             INCOME AND              AMERICAN FUNDS
                                           ASSET ALLOCATION              GROWTH                     BOND
                                               HLS FUND                 HLS FUND                  HLS FUND
                                              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               3,740,705                2,988,703                20,562,676
                                             =============            =============            ==============
  Cost                                         $38,107,005              $28,477,375              $200,959,513
                                             =============            =============            ==============
  Market value                                 $47,245,099              $36,790,934              $200,486,093
 Due from Sponsor Company                               --                       --                        --
 Receivable from fund shares sold                    7,305                    5,232                   158,555
 Other assets                                           --                       --                        --
                                             -------------            -------------            --------------
 Total assets                                   47,252,404               36,796,166               200,644,648
                                             -------------            -------------            --------------
LIABILITIES:
 Due to Sponsor Company                              7,305                    5,232                   158,555
 Payable for fund shares purchased                      --                       --                        --
 Other liabilities                                       2                        1                         5
                                             -------------            -------------            --------------
 Total liabilities                                   7,307                    5,233                   158,560
                                             -------------            -------------            --------------
NET ASSETS:
 For contract liabilities                      $47,245,097              $36,790,933              $200,486,088
                                             =============            =============            ==============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   3,327,462                2,582,280                18,723,202
 Minimum unit fair value #*                     $12.730786               $12.441385                $10.074416
 Maximum unit fair value #*                     $19.099251               $20.419694                $12.422582
 Contract liability                            $47,243,376              $36,790,933              $200,419,733
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         126                       --                     6,136
 Minimum unit fair value #*                     $13.627112                       --                $10.814207
 Maximum unit fair value #*                     $13.627112                       --                $10.814207
 Contract liability                                 $1,721                       --                   $66,355

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                       AMERICAN FUNDS
                                              AMERICAN FUNDS            GLOBAL GROWTH
                                                GLOBAL BOND              AND INCOME
                                                 HLS FUND                 HLS FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 1,427,333                3,657,185
                                               =============            =============
  Cost                                           $14,371,436              $29,323,944
                                               =============            =============
  Market value                                   $13,788,038              $41,106,755
 Due from Sponsor Company                                 --                       --
 Receivable from fund shares sold                      2,382                   29,431
 Other assets                                              1                        2
                                               -------------            -------------
 Total assets                                     13,790,421               41,136,188
                                               -------------            -------------
LIABILITIES:
 Due to Sponsor Company                                2,382                   29,431
 Payable for fund shares purchased                        --                       --
 Other liabilities                                        --                       --
                                               -------------            -------------
 Total liabilities                                     2,382                   29,431
                                               -------------            -------------
NET ASSETS:
 For contract liabilities                        $13,788,039              $41,106,757
                                               =============            =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     1,255,368                3,324,112
 Minimum unit fair value #*                        $9.860695               $11.119086
 Maximum unit fair value #*                       $12.170504               $20.656373
 Contract liability                              $13,788,039              $41,104,769
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                            --                      167
 Minimum unit fair value #*                               --               $11.902068
 Maximum unit fair value #*                               --               $11.902068
 Contract liability                                       --                   $1,988

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              AMERICAN FUNDS
                                     AMERICAN FUNDS            GLOBAL SMALL             AMERICAN FUNDS
                                      GLOBAL GROWTH           CAPITALIZATION                GROWTH
                                        HLS FUND                 HLS FUND                  HLS FUND
                                       SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        1,657,883                5,348,862                21,785,360
                                      =============            =============            ==============
  Cost                                  $14,817,149              $39,968,189              $176,575,134
                                      =============            =============            ==============
  Market value                          $20,823,010              $50,653,728              $285,170,366
 Due from Sponsor Company                        --                       --                        --
 Receivable from fund shares
  sold                                        8,837                   34,182                   191,175
 Other assets                                    --                        1                         2
                                      -------------            -------------            --------------
 Total assets                            20,831,847               50,687,911               285,361,543
                                      -------------            -------------            --------------
LIABILITIES:
 Due to Sponsor Company                       8,837                   34,182                   191,175
 Payable for fund shares
  purchased                                      --                       --                        --
 Other liabilities                                1                       --                        --
                                      -------------            -------------            --------------
 Total liabilities                            8,838                   34,182                   191,175
                                      -------------            -------------            --------------
NET ASSETS:
 For contract liabilities               $20,823,009              $50,653,729              $285,170,368
                                      =============            =============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            1,472,907                4,339,586                20,910,116
 Minimum unit fair value #*              $12.580461               $10.542672                $12.228300
 Maximum unit fair value #*              $22.260424               $23.450969                $22.977095
 Contract liability                     $20,823,009              $50,622,053              $285,079,541
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                    2,799                     6,922
 Minimum unit fair value #*                      --               $11.317200                $12.832211
 Maximum unit fair value #*                      --               $11.317200                $13.126621
 Contract liability                              --                  $31,676                   $90,827


                                     AMERICAN FUNDS            AMERICAN FUNDS           AMERICAN FUNDS
                                      GROWTH-INCOME            INTERNATIONAL               NEW WORLD
                                        HLS FUND                  HLS FUND                 HLS FUND
                                       SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       12,158,198                17,862,594                2,986,620
                                      =============            ==============            =============
  Cost                                 $104,020,264              $136,547,590              $24,527,952
                                      =============            ==============            =============
  Market value                         $161,217,707              $183,448,847              $27,387,307
 Due from Sponsor Company                        --                        --                    2,949
 Receivable from fund shares
  sold                                      107,644                   173,921                       --
 Other assets                                     4                        --                       --
                                      -------------            --------------            -------------
 Total assets                           161,325,355               183,622,768               27,390,256
                                      -------------            --------------            -------------
LIABILITIES:
 Due to Sponsor Company                     107,644                   173,921                       --
 Payable for fund shares
  purchased                                      --                        --                    2,949
 Other liabilities                               --                         5                        1
                                      -------------            --------------            -------------
 Total liabilities                          107,644                   173,926                    2,950
                                      -------------            --------------            -------------
NET ASSETS:
 For contract liabilities              $161,217,711              $183,448,842              $27,387,306
                                      =============            ==============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           11,477,564                16,867,429                2,358,460
 Minimum unit fair value #*              $12.526209                 $9.861688               $10.219994
 Maximum unit fair value #*              $21.179342                $18.634092               $19.100649
 Contract liability                    $161,126,827              $183,403,555              $27,387,306
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                6,759                     4,280                       --
 Minimum unit fair value #*              $13.446342                $10.348777                       --
 Maximum unit fair value #*              $13.446342                $10.586224                       --
 Contract liability                         $90,884                   $45,287                       --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HARTFORD
                                            PORTFOLIO      LORD ABBETT
                                           DIVERSIFIER     FUNDAMENTAL
                                             HLS FUND      EQUITY FUND
                                           SUB-ACCOUNT     SUB-ACCOUNT
-----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            39,122,004        711,111
                                          ==============  =============
  Cost                                      $362,109,840    $13,140,420
                                          ==============  =============
  Market value                              $318,061,889    $14,954,661
 Due from Sponsor Company                             --             --
 Receivable from fund shares sold                 12,867              8
 Other assets                                         --             --
                                          --------------  -------------
 Total assets                                318,074,756     14,954,669
                                          --------------  -------------
LIABILITIES:
 Due to Sponsor Company                           12,867              8
 Payable for fund shares purchased                    --             --
 Other liabilities                                     2             --
                                          --------------  -------------
 Total liabilities                                12,869              8
                                          --------------  -------------
NET ASSETS:
 For contract liabilities                   $318,061,887    $14,954,661
                                          ==============  =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                39,669,516        916,947
 Minimum unit fair value #*                    $7.923100     $13.920102
 Maximum unit fair value #*                    $8.172104     $18.351660
 Contract liability                         $318,061,887    $14,954,661
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        --             --
 Minimum unit fair value #*                           --             --
 Maximum unit fair value #*                           --             --
 Contract liability                                   --             --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       LORD ABBETT
                                       CALIBRATED       LORD ABBETT      LORD ABBETT
                                        DIVIDEND           BOND          GROWTH AND
                                       GROWTH FUND    DEBENTURE FUND     INCOME FUND
                                       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       1,114,084        4,484,925          343,442
                                       ===========      ===========      ===========
  Cost                                 $15,172,211      $50,576,596       $7,649,521
                                       ===========      ===========      ===========
  Market value                         $18,126,146      $55,209,423      $11,416,002
 Due from Sponsor Company                       --               --               --
 Receivable from fund shares sold            8,351           26,062              836
 Other assets                                   --               --                2
                                       -----------      -----------      -----------
 Total assets                           18,134,497       55,235,485       11,416,840
                                       -----------      -----------      -----------
LIABILITIES:
 Due to Sponsor Company                      8,351           26,062              836
 Payable for fund shares purchased              --               --               --
 Other liabilities                              --                1               --
                                       -----------      -----------      -----------
 Total liabilities                           8,351           26,063              836
                                       -----------      -----------      -----------
NET ASSETS:
 For contract liabilities              $18,126,146      $55,209,422      $11,416,004
                                       ===========      ===========      ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           1,205,458        3,695,671          855,047
 Minimum unit fair value #*             $14.091974       $11.999627       $12.065409
 Maximum unit fair value #*             $19.639320       $18.695032       $19.179208
 Contract liability                    $18,116,843      $55,150,132      $11,416,004
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                 601            4,038               --
 Minimum unit fair value #*             $15.469389       $14.681607               --
 Maximum unit fair value #*             $15.469389       $14.681607               --
 Contract liability                         $9,303          $59,290               --


                                        MFS(R) CORE   MFS(R) GROWTH  MFS(R) GLOBAL
                                       EQUITY SERIES     SERIES      EQUITY SERIES
                                        SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of shares                          866,911      4,587,856      1,419,756
                                        ===========   ============    ===========
  Cost                                  $16,286,731   $141,065,145    $20,697,392
                                        ===========   ============    ===========
  Market value                          $20,424,444   $178,720,895    $27,230,932
 Due from Sponsor Company                        --             --             --
 Receivable from fund shares sold            10,783         35,987          1,870
 Other assets                                    --             --             --
                                        -----------   ------------    -----------
 Total assets                            20,435,227    178,756,882     27,232,802
                                        -----------   ------------    -----------
LIABILITIES:
 Due to Sponsor Company                      10,783         35,987          1,870
 Payable for fund shares purchased               --             --             --
 Other liabilities                                6              1             --
                                        -----------   ------------    -----------
 Total liabilities                           10,789         35,988          1,870
                                        -----------   ------------    -----------
NET ASSETS:
 For contract liabilities               $20,424,438   $178,720,894    $27,230,932
                                        ===========   ============    ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            1,648,122     14,194,242      1,292,616
 Minimum unit fair value #*               $9.190301      $8.763616     $18.124901
 Maximum unit fair value #*              $21.877410     $23.545704     $25.467317
 Contract liability                     $20,236,379   $178,525,068    $27,088,893
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #               13,476         13,456          6,493
 Minimum unit fair value #*              $10.207498      $9.604673     $20.044771
 Maximum unit fair value #*              $15.804619     $15.002929     $24.164770
 Contract liability                        $188,059       $195,826       $142,039

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                    MFS(R) INVESTORS
                                         GROWTH               MFS(R) INVESTORS
                                      STOCK SERIES              TRUST SERIES
                                       SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        2,685,698                 7,137,786
                                      =============            ==============
  Cost                                  $30,761,897              $135,086,655
                                      =============            ==============
  Market value                          $41,144,905              $213,740,357
 Due from Sponsor Company                        --                        --
 Receivable from fund shares
  sold                                       13,055                   149,014
 Other assets                                     1                        --
                                      -------------            --------------
 Total assets                            41,157,961               213,889,371
                                      -------------            --------------
LIABILITIES:
 Due to Sponsor Company                      13,055                   149,014
 Payable for fund shares
  purchased                                      --                        --
 Other liabilities                               --                         1
                                      -------------            --------------
 Total liabilities                           13,055                   149,015
                                      -------------            --------------
NET ASSETS:
 For contract liabilities               $41,144,906              $213,740,356
                                      =============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            3,633,681                15,584,840
 Minimum unit fair value #*               $9.005045                $12.522769
 Maximum unit fair value #*              $21.376433                $20.230864
 Contract liability                     $41,017,208              $213,394,692
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               10,495                    23,906
 Minimum unit fair value #*               $9.810820                $13.643186
 Maximum unit fair value #*              $13.010717                $16.219404
 Contract liability                        $127,698                  $345,664

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    MFS(R) MID CAP              MFS(R) NEW         MFS(R) TOTAL
                                     GROWTH SERIES           DISCOVERY SERIES      RETURN SERIES
                                      SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       6,751,765                 7,925,187          26,549,019
                                     =============            ==============       =============
  Cost                                 $47,508,477              $122,976,882        $510,187,841
                                     =============            ==============       =============
  Market value                         $60,765,890              $174,807,225        $621,611,837
 Due from Sponsor Company                       --                        --                  --
 Receivable from fund shares
  sold                                      27,132                   166,302             344,742
 Other assets                                   --                        --                   1
                                     -------------            --------------       -------------
 Total assets                           60,793,022               174,973,527         621,956,580
                                     -------------            --------------       -------------
LIABILITIES:
 Due to Sponsor Company                     27,132                   166,302             344,742
 Payable for fund shares
  purchased                                     --                        --                  --
 Other liabilities                              --                         1                  --
                                     -------------            --------------       -------------
 Total liabilities                          27,132                   166,303             344,742
                                     -------------            --------------       -------------
NET ASSETS:
 For contract liabilities              $60,765,890              $174,807,224        $621,611,838
                                     =============            ==============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           7,565,231                 8,363,125          36,547,757
 Minimum unit fair value #*              $7.232828                $14.432248          $12.127209
 Maximum unit fair value #*             $24.816504                $33.096611          $21.124475
 Contract liability                    $60,587,446              $174,245,595        $619,814,660
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              22,189                    23,202              98,476
 Minimum unit fair value #*              $7.881111                $17.235764          $16.920473
 Maximum unit fair value #*              $8.465552                $29.523945          $21.124475
 Contract liability                       $178,444                  $561,629          $1,797,178

                                 MFS(R) VALUE       MFS(R) RESEARCH           MFS(R) RESEARCH
                                    SERIES            BOND SERIES          INTERNATIONAL SERIES
                                 SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
------------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  20,649,922           62,697,646                1,927,063
                                ==============       ==============            =============
  Cost                            $272,717,927         $802,493,267              $26,560,822
                                ==============       ==============            =============
  Market value                    $395,887,090         $819,089,481              $27,807,528
 Due from Sponsor Company                   --                   --                       --
 Receivable from fund shares
  sold                                 231,953              366,196                    1,363
 Other assets                               --                   --                       --
                                --------------       --------------            -------------
 Total assets                      396,119,043          819,455,677               27,808,891
                                --------------       --------------            -------------
LIABILITIES:
 Due to Sponsor Company                231,953              366,196                    1,363
 Payable for fund shares
  purchased                                 --                   --                       --
 Other liabilities                           6                    9                        1
                                --------------       --------------            -------------
 Total liabilities                     231,959              366,205                    1,364
                                --------------       --------------            -------------
NET ASSETS:
 For contract liabilities         $395,887,084         $819,089,472              $27,807,527
                                ==============       ==============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      20,695,501           63,080,317                1,834,573
 Minimum unit fair value #*         $13.537167           $10.640500               $14.191843
 Maximum unit fair value #*         $26.028066           $14.115109               $16.886430
 Contract liability               $395,524,674         $818,782,419              $27,781,368
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #          17,099               24,573                    1,708
 Minimum unit fair value #*         $14.225025           $10.670430               $15.277958
 Maximum unit fair value #*         $24.902930           $13.506726               $15.748972
 Contract liability                   $362,410             $307,053                  $26,159

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             MFS(R) RESEARCH           MFS(R) HIGH
                                                  SERIES             YIELD PORTFOLIO
                                               SUB-ACCOUNT          SUB-ACCOUNT (4)(5)
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                1,018,270              25,144,671
                                               ============            ============
  Cost                                          $21,666,653            $155,329,015
                                               ============            ============
  Market value                                  $29,265,105            $157,908,536
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                    25,742                  87,157
 Other assets                                             1                       2
                                               ------------            ------------
 Total assets                                    29,290,848             157,995,695
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                              25,742                  87,157
 Payable for fund shares purchased                       --                      --
 Other liabilities                                       --                      --
                                               ------------            ------------
 Total liabilities                                   25,742                  87,157
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                       $29,265,106            $157,908,538
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    1,683,027              15,025,241
 Minimum unit fair value #*                      $16.007795              $10.422041
 Maximum unit fair value #*                      $20.933687              $10.526650
 Contract liability                             $29,265,106            $157,348,036
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                  53,433
 Minimum unit fair value #*                              --              $10.480927
 Maximum unit fair value #*                              --              $10.521260
 Contract liability                                      --                $560,502

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(4)  Funded as of August 15, 2013.

(5) Effective August 16, 2013 MFS High Income Series merged with MFS High Yield Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              BLACKROCK                BLACKROCK                BLACKROCK
                                               GLOBAL                   GLOBAL                  LARGE CAP
                                        ALLOCATION V.I. FUND    OPPORTUNITIES V.I. FUND     GROWTH V.I. FUND
                                             SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               313,126                   22,135                   66,260
                                             ===========              ===========              ===========
  Cost                                        $4,609,464                 $238,943                 $652,688
                                             ===========              ===========              ===========
  Market value                                $4,878,497                 $398,006                 $942,226
 Due from Sponsor Company                             --                       --                       --
 Receivable from fund shares sold                    148                       20                       49
 Other assets                                         --                       --                        2
                                             -----------              -----------              -----------
 Total assets                                  4,878,645                  398,026                  942,277
                                             -----------              -----------              -----------
LIABILITIES:
 Due to Sponsor Company                              148                       20                       49
 Payable for fund shares purchased                    --                       --                       --
 Other liabilities                                    --                       --                       --
                                             -----------              -----------              -----------
 Total liabilities                                   148                       20                       49
                                             -----------              -----------              -----------
NET ASSETS:
 For contract liabilities                     $4,878,497                 $398,006                 $942,228
                                             ===========              ===========              ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   419,306                   23,118                   61,490
 Minimum unit fair value #*                   $11.501993               $14.556332               $12.903287
 Maximum unit fair value #*                   $11.911502               $18.949722               $21.230957
 Contract liability                           $4,878,497                 $398,006                 $902,240
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        --                       --                    2,956
 Minimum unit fair value #*                           --                       --               $13.525591
 Maximum unit fair value #*                           --                       --               $13.525591
 Contract liability                                   --                       --                  $39,988

                                              BLACKROCK            UIF CORE PLUS
                                               EQUITY              FIXED INCOME             UIF GROWTH
                                         DIVIDEND V.I. FUND          PORTFOLIO               PORTFOLIO
                                             SUB-ACCOUNT        SUB-ACCOUNT (6)(7)     SUB-ACCOUNT (6)(8)(9)
--------------------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               996,561                 96,476                 110,111
                                             ===========            ===========             ===========
  Cost                                        $9,020,719               $958,038              $2,827,341
                                             ===========            ===========             ===========
  Market value                               $10,732,964               $983,095              $3,346,277
 Due from Sponsor Company                            733                     --                      --
 Receivable from fund shares sold                     --                     46                     168
 Other assets                                         --                     --                      --
                                             -----------            -----------             -----------
 Total assets                                 10,733,697                983,141               3,346,445
                                             -----------            -----------             -----------
LIABILITIES:
 Due to Sponsor Company                               --                     46                     168
 Payable for fund shares purchased                   733                     --                      --
 Other liabilities                                     2                     --                      --
                                             -----------            -----------             -----------
 Total liabilities                                   735                     46                     168
                                             -----------            -----------             -----------
NET ASSETS:
 For contract liabilities                    $10,732,962               $983,095              $3,346,277
                                             ===========            ===========             ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   767,658                 97,592                 255,664
 Minimum unit fair value #*                   $13.768822             $10.032769              $13.016247
 Maximum unit fair value #*                   $14.258946             $10.092052              $13.109696
 Contract liability                          $10,716,558               $983,095              $3,346,277
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     1,174                     --                      --
 Minimum unit fair value #*                   $13.974472                     --                      --
 Maximum unit fair value #*                   $13.974472                     --                      --
 Contract liability                              $16,404                     --                      --

(6)  Funded as of September 6, 2013.

(7) Effective September 6, 2013 Morgan Stanley Flexible Income Portfolio merged with UIF Core Plus Fixed Income Portfolio.

(8) Effective September 6, 2013 Morgan Stanley Focus Growth Portfolio merged with UIF Growth Portfolio.

(9) Effective September 6, 2013 Morgan Stanley Multi Cap Growth Portfolio merged with UIF Growth Portfolio.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           UIF MID CAP        INVESCO V.I.
                                             GROWTH             AMERICAN
                                            PORTFOLIO          VALUE FUND
                                           SUB-ACCOUNT      SUB-ACCOUNT (10)
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            1,216,410             720,514
                                          =============       =============
  Cost                                      $10,848,867          $9,185,589
                                          =============       =============
  Market value                              $17,333,856         $14,215,750
 Due from Sponsor Company                            --                  --
 Receivable from fund shares sold                 1,644               3,277
 Other assets                                        --                  --
                                          -------------       -------------
 Total assets                                17,335,500          14,219,027
                                          -------------       -------------
LIABILITIES:
 Due to Sponsor Company                           1,644               3,277
 Payable for fund shares purchased                   --                  --
 Other liabilities                                   --                   3
                                          -------------       -------------
 Total liabilities                                1,644               3,280
                                          -------------       -------------
NET ASSETS:
 For contract liabilities                   $17,333,856         $14,215,747
                                          =============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                1,071,141             851,094
 Minimum unit fair value #*                  $14.721486          $14.835152
 Maximum unit fair value #*                  $27.372052          $26.220221
 Contract liability                         $17,333,856         $14,215,747
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                  --
 Minimum unit fair value #*                          --                  --
 Maximum unit fair value #*                          --                  --
 Contract liability                                  --                  --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(10) Formerly Invesco Van Kampen V.I. American Value Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     MORGAN STANLEY                                     OPPENHEIMER
                                        MID CAP                 BLACKROCK                 CAPITAL
                                         GROWTH                  CAPITAL                APPRECIATION
                                       PORTFOLIO          APPRECIATION V.I. FUND          FUND/VA
                                      SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          16,154                  962,331                   39,267
                                      ============             ============             ============
  Cost                                    $484,665               $8,473,457               $1,540,979
                                      ============             ============             ============
  Market value                            $709,838               $9,392,354               $2,252,773
 Due from Sponsor Company                       --                      708                       --
 Receivable from fund shares
  sold                                          32                       --                    2,090
 Other assets                                    1                       --                        4
                                      ------------             ------------             ------------
 Total assets                              709,871                9,393,062                2,254,867
                                      ------------             ------------             ------------
LIABILITIES:
 Due to Sponsor Company                         32                       --                    2,090
 Payable for fund shares
  purchased                                     --                      708                       --
 Other liabilities                              --                       --                       --
                                      ------------             ------------             ------------
 Total liabilities                              32                      708                    2,090
                                      ------------             ------------             ------------
NET ASSETS:
 For contract liabilities                 $709,839               $9,392,354               $2,252,777
                                      ============             ============             ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              45,658                  705,102                  170,022
 Minimum unit fair value #*             $14.607207               $13.033462               $12.069564
 Maximum unit fair value #*             $16.020231               $13.954005               $20.915336
 Contract liability                       $709,839               $9,392,354               $2,252,777
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                       --                       --
 Minimum unit fair value #*                     --                       --                       --
 Maximum unit fair value #*                     --                       --                       --
 Contract liability                             --                       --                       --

                                                                                        OPPENHEIMER
                                       OPPENHEIMER             OPPENHEIMER              MAIN STREET
                                         GLOBAL                MAIN STREET               SMALL CAP
                                         FUND/VA                 FUND/VA                  FUND/VA
                                    SUB-ACCOUNT (11)           SUB-ACCOUNT           SUB-ACCOUNT (12)
-------------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          477,323                 122,636                  936,523
                                      =============            ============            =============
  Cost                                  $12,733,979              $2,621,956              $13,719,208
                                      =============            ============            =============
  Market value                          $19,317,277              $3,800,495              $25,782,479
 Due from Sponsor Company                        --                      --                       --
 Receivable from fund shares
  sold                                           51                     169                    4,644
 Other assets                                    --                       3                       --
                                      -------------            ------------            -------------
 Total assets                            19,317,328               3,800,667               25,787,123
                                      -------------            ------------            -------------
LIABILITIES:
 Due to Sponsor Company                          51                     169                    4,644
 Payable for fund shares
  purchased                                      --                      --                       --
 Other liabilities                               --                      --                       --
                                      -------------            ------------            -------------
 Total liabilities                               51                     169                    4,644
                                      -------------            ------------            -------------
NET ASSETS:
 For contract liabilities               $19,317,277              $3,800,498              $25,782,479
                                      =============            ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            1,371,599                 262,453                1,475,043
 Minimum unit fair value #*              $12.951963              $13.403758               $16.079678
 Maximum unit fair value #*              $22.284442              $21.007747               $27.140824
 Contract liability                     $19,317,277              $3,800,498              $25,782,479
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                      --                       --
 Minimum unit fair value #*                      --                      --                       --
 Maximum unit fair value #*                      --                      --                       --
 Contract liability                              --                      --                       --

(11) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

(12) Formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                      OPPENHEIMER          PUTNAM VT
                                         EQUITY           DIVERSIFIED
                                      INCOME FUND         INCOME FUND
                                    SUB-ACCOUNT (13)      SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         267,744           9,185,498
                                      ============       =============
  Cost                                  $3,079,633         $62,863,321
                                      ============       =============
  Market value                          $3,689,508         $69,534,219
 Due from Sponsor Company                       --                  --
 Receivable from fund shares
  sold                                         508               3,304
 Other assets                                   --                  --
                                      ------------       -------------
 Total assets                            3,690,016          69,537,523
                                      ------------       -------------
LIABILITIES:
 Due to Sponsor Company                        508               3,304
 Payable for fund shares
  purchased                                     --                  --
 Other liabilities                               1                  --
                                      ------------       -------------
 Total liabilities                             509               3,304
                                      ------------       -------------
NET ASSETS:
 For contract liabilities               $3,689,507         $69,534,219
                                      ============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             285,975           5,112,542
 Minimum unit fair value #*             $11.882762          $12.666472
 Maximum unit fair value #*             $19.911354          $19.649716
 Contract liability                     $3,689,507         $69,534,219
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                  --
 Minimum unit fair value #*                     --                  --
 Maximum unit fair value #*                     --                  --
 Contract liability                             --                  --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(13) Formerly Oppenheimer Value Fund/VA. Change effective April 30, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM VT           PUTNAM VT      PUTNAM VT
                                     GLOBAL ASSET       INTERNATIONAL  INTERNATIONAL
                                   ALLOCATION FUND       VALUE FUND     EQUITY FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        267,404            104,006        110,983
                                     ============       ============   ============
  Cost                                 $3,662,267           $933,385     $1,301,248
                                     ============       ============   ============
  Market value                         $5,048,594         $1,150,307     $1,585,940
 Due from Sponsor Company                      --                 --             --
 Receivable from fund shares
  sold                                        216                 54             72
 Other assets                                  --                 --             --
                                     ------------       ------------   ------------
 Total assets                           5,048,810          1,150,361      1,586,012
                                     ------------       ------------   ------------
LIABILITIES:
 Due to Sponsor Company                       216                 54             72
 Payable for fund shares
  purchased                                    --                 --             --
 Other liabilities                              1                 --              1
                                     ------------       ------------   ------------
 Total liabilities                            217                 54             73
                                     ------------       ------------   ------------
NET ASSETS:
 For contract liabilities              $5,048,593         $1,150,307     $1,585,939
                                     ============       ============   ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            370,550            114,845        156,042
 Minimum unit fair value #*            $12.977760          $9.098202      $9.641850
 Maximum unit fair value #*            $19.623949         $16.603933     $16.942821
 Contract liability                    $5,048,593         $1,150,307     $1,585,939
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                 --             --
 Minimum unit fair value #*                    --                 --             --
 Maximum unit fair value #*                    --                 --             --
 Contract liability                            --                 --             --

                                                         PUTNAM VT
                                      PUTNAM VT          SMALL CAP      PUTNAM VT
                                    INVESTORS FUND       VALUE FUND   VOYAGER FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
------------------------------  ---------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         12,062            157,405        204,344
                                     ============       ============  =============
  Cost                                   $126,950         $2,474,595     $7,579,467
                                     ============       ============  =============
  Market value                           $185,389         $3,280,332    $10,533,928
 Due from Sponsor Company                      --                 --        159,222
 Receivable from fund shares
  sold                                          5                828             --
 Other assets                                   1                  2             --
                                     ------------       ------------  -------------
 Total assets                             185,395          3,281,162     10,693,150
                                     ------------       ------------  -------------
LIABILITIES:
 Due to Sponsor Company                         5                828             --
 Payable for fund shares
  purchased                                    --                 --        159,222
 Other liabilities                             --                 --             --
                                     ------------       ------------  -------------
 Total liabilities                              5                828        159,222
                                     ------------       ------------  -------------
NET ASSETS:
 For contract liabilities                $185,390         $3,280,334    $10,533,928
                                     ============       ============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              9,920            202,535        622,930
 Minimum unit fair value #*            $16.729294         $14.966864     $14.141831
 Maximum unit fair value #*            $21.580184         $24.711748     $20.649711
 Contract liability                      $185,390         $3,276,937    $10,533,928
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                217             --
 Minimum unit fair value #*                    --         $15.682531             --
 Maximum unit fair value #*                    --         $15.682531             --
 Contract liability                            --             $3,397             --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           PUTNAM VT       PIMCO
                                             EQUITY      ALL ASSET
                                          INCOME FUND       FUND
                                          SUB-ACCOUNT   SUB-ACCOUNT
--------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              84,829       184,768
                                          ============  ============
  Cost                                      $1,229,409    $2,070,202
                                          ============  ============
  Market value                              $1,730,502    $2,028,753
 Due from Sponsor Company                           --            --
 Receivable from fund shares sold                   37            63
 Other assets                                       --            --
                                          ------------  ------------
 Total assets                                1,730,539     2,028,816
                                          ------------  ------------
LIABILITIES:
 Due to Sponsor Company                             37            63
 Payable for fund shares purchased                  --            --
 Other liabilities                                  --            --
                                          ------------  ------------
 Total liabilities                                  37            63
                                          ------------  ------------
NET ASSETS:
 For contract liabilities                   $1,730,502    $2,028,753
                                          ============  ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  86,799       180,362
 Minimum unit fair value #*                 $16.810753    $11.090777
 Maximum unit fair value #*                 $21.237933    $11.550113
 Contract liability                         $1,730,502    $2,028,753
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      --            --
 Minimum unit fair value #*                         --            --
 Maximum unit fair value #*                         --            --
 Contract liability                                 --            --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                        PIMCO
                                                PIMCO                  GLOBAL              JENNISON 20/20
                                            EQS PATHFINDER           MULTI-ASSET               FOCUS
                                                 FUND                   FUND                 PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                653,649                 67,172                  27,056
                                             ============            ===========            ============
  Cost                                         $7,023,671               $845,944                $321,901
                                             ============            ===========            ============
  Market value                                 $8,157,536               $764,413                $544,905
 Due from Sponsor Company                             629                     --                      --
 Receivable from fund shares sold                      --                     28                      29
 Other assets                                          --                     --                       1
                                             ------------            -----------            ------------
 Total assets                                   8,158,165                764,441                 544,935
                                             ------------            -----------            ------------
LIABILITIES:
 Due to Sponsor Company                                --                     28                      29
 Payable for fund shares purchased                    629                     --                      --
 Other liabilities                                     --                     --                      --
                                             ------------            -----------            ------------
 Total liabilities                                    629                     28                      29
                                             ------------            -----------            ------------
NET ASSETS:
 For contract liabilities                      $8,157,536               $764,413                $544,906
                                             ============            ===========            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    676,739                 81,041                 229,655
 Minimum unit fair value #*                    $11.911904              $9.385745               $1.791784
 Maximum unit fair value #*                    $12.274554              $9.686929              $20.615066
 Contract liability                            $8,157,536               $764,413                $544,906
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                     --                      --
 Minimum unit fair value #*                            --                     --                      --
 Maximum unit fair value #*                            --                     --                      --
 Contract liability                                    --                     --                      --


                                                                PRUDENTIAL        INVESCO V.I.
                                              JENNISON            VALUE            GROWTH AND
                                              PORTFOLIO         PORTFOLIO          INCOME FUND
                                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (14)
--------------------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 1,066             14,739           1,705,271
                                             ===========       ============       =============
  Cost                                           $36,879           $274,820         $28,043,358
                                             ===========       ============       =============
  Market value                                   $38,735           $355,504         $44,729,275
 Due from Sponsor Company                             --                 --                  --
 Receivable from fund shares sold                      2                 18              11,824
 Other assets                                         --                 --                  --
                                             -----------       ------------       -------------
 Total assets                                     38,737            355,522          44,741,099
                                             -----------       ------------       -------------
LIABILITIES:
 Due to Sponsor Company                                2                 18              11,824
 Payable for fund shares purchased                    --                 --                  --
 Other liabilities                                    --                  1                   3
                                             -----------       ------------       -------------
 Total liabilities                                     2                 19              11,827
                                             -----------       ------------       -------------
NET ASSETS:
 For contract liabilities                        $38,735           $355,503         $44,729,272
                                             ===========       ============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    28,559            188,064           2,888,782
 Minimum unit fair value #*                    $1.356307          $1.615546          $13.307820
 Maximum unit fair value #*                    $1.356307         $20.755915          $22.422445
 Contract liability                              $38,735           $355,503         $44,664,380
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        --                 --               4,442
 Minimum unit fair value #*                           --                 --          $14.608687
 Maximum unit fair value #*                           --                 --          $14.608687
 Contract liability                                   --                 --             $64,892

(14) Formerly Invesco Van Kampen V.I. Growth and Income Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                               INVESCO V.I.            INVESCO V.I.
                                              COMSTOCK FUND         AMERICAN FRANCHISE
                                             SUB-ACCOUNT (15)        SUB-ACCOUNT (16)
-----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  152,828                1,241,847
                                               ============            =============
  Cost                                           $2,175,023              $46,852,554
                                               ============            =============
  Market value                                   $2,702,012              $62,824,451
 Due from Sponsor Company                                --                       --
 Receivable from fund shares sold                       126                  137,495
 Other assets                                            --                       --
                                               ------------            -------------
 Total assets                                     2,702,138               62,961,946
                                               ------------            -------------
LIABILITIES:
 Due to Sponsor Company                                 126                  137,495
 Payable for fund shares purchased                       --                       --
 Other liabilities                                        1                        2
                                               ------------            -------------
 Total liabilities                                      127                  137,497
                                               ------------            -------------
NET ASSETS:
 For contract liabilities                        $2,702,011              $62,824,449
                                               ============            =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      122,895                4,462,436
 Minimum unit fair value #*                      $20.403590               $13.248107
 Maximum unit fair value #*                      $22.731362               $14.509057
 Contract liability                              $2,702,011              $62,739,805
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                    5,946
 Minimum unit fair value #*                              --               $14.169046
 Maximum unit fair value #*                              --               $14.468642
 Contract liability                                      --                  $84,644

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(15) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

(16) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            WELLS FARGO           WELLS FARGO           WELLS FARGO
                                     INVESCO V.I.           ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT
                                        MID CAP             INDEX ASSET           TOTAL RETURN           INTRINSIC
                                      GROWTH FUND         ALLOCATION FUND          BOND FUND             VALUE FUND
                                   SUB-ACCOUNT (17)         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       2,515,189                45,648               425,446               134,556
                                     =============          ============          ============          ============
  Cost                                 $11,041,201              $579,038            $4,402,806            $2,037,527
                                     =============          ============          ============          ============
  Market value                         $13,448,655              $723,529            $4,292,748            $2,539,066
 Due from Sponsor Company                       --                    --                    --                    --
 Receivable from fund shares
  sold                                       2,828                    40                   593                   528
 Other assets                                   --                     1                    --                    --
                                     -------------          ------------          ------------          ------------
 Total assets                           13,451,483               723,570             4,293,341             2,539,594
                                     -------------          ------------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                      2,828                    40                   593                   528
 Payable for fund shares
  purchased                                     --                    --                    --                    --
 Other liabilities                              --                    --                    --                     2
                                     -------------          ------------          ------------          ------------
 Total liabilities                           2,828                    40                   593                   530
                                     -------------          ------------          ------------          ------------
NET ASSETS:
 For contract liabilities              $13,448,655              $723,530            $4,292,748            $2,539,064
                                     =============          ============          ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           1,016,144               392,416             2,409,449             1,435,806
 Minimum unit fair value #*             $12.993495             $1.515427             $1.386255             $1.485583
 Maximum unit fair value #*             $13.482480            $17.372055            $12.544259            $18.548682
 Contract liability                    $13,443,425              $723,530            $4,292,748            $2,539,064
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 391                    --                    --                    --
 Minimum unit fair value #*             $13.359397                    --                    --                    --
 Maximum unit fair value #*             $13.359397                    --                    --                    --
 Contract liability                         $5,230                    --                    --                    --

                                     WELLS FARGO           WELLS FARGO
                                     ADVANTAGE VT          ADVANTAGE VT          WELLS FARGO
                                    INTERNATIONAL           SMALL CAP            ADVANTAGE VT
                                     EQUITY FUND           GROWTH FUND          DISCOVERY FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        199,950               225,907                53,267
                                     ============          ============          ============
  Cost                                   $951,511            $1,911,727            $1,054,150
                                     ============          ============          ============
  Market value                         $1,099,724            $2,534,677            $1,875,011
 Due from Sponsor Company                      --                    --                    --
 Receivable from fund shares
  sold                                         56                   311                    98
 Other assets                                  --                     1                    --
                                     ------------          ------------          ------------
 Total assets                           1,099,780             2,534,989             1,875,109
                                     ------------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                        56                   311                    98
 Payable for fund shares
  purchased                                    --                    --                    --
 Other liabilities                              1                    --                    --
                                     ------------          ------------          ------------
 Total liabilities                             57                   311                    98
                                     ------------          ------------          ------------
NET ASSETS:
 For contract liabilities              $1,099,723            $2,534,678            $1,875,011
                                     ============          ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             80,929               939,461                73,497
 Minimum unit fair value #*            $13.282386             $2.243131            $23.699019
 Maximum unit fair value #*            $13.831388            $29.051082            $29.720208
 Contract liability                    $1,099,723            $2,534,678            $1,875,011
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                    --                    --
 Minimum unit fair value #*                    --                    --                    --
 Maximum unit fair value #*                    --                    --                    --
 Contract liability                            --                    --                    --

(17) Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                    WELLS FARGO
                                    ADVANTAGE VT          WELLS FARGO
                                     SMALL CAP            ADVANTAGE VT
                                     VALUE FUND         OPPORTUNITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       21,451                15,692
                                     ==========            ==========
  Cost                                 $249,080              $286,986
                                     ==========            ==========
  Market value                         $229,742              $410,367
 Due from Sponsor Company                    --                    --
 Receivable from fund shares
  sold                                       11                    19
 Other assets                                 1                    --
                                     ----------            ----------
 Total assets                           229,754               410,386
                                     ----------            ----------
LIABILITIES:
 Due to Sponsor Company                      11                    19
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                           --                     1
                                     ----------            ----------
 Total liabilities                           11                    20
                                     ----------            ----------
NET ASSETS:
 For contract liabilities              $229,743              $410,366
                                     ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           14,946                23,226
 Minimum unit fair value #*          $14.660937            $16.713448
 Maximum unit fair value #*          $21.137712            $18.211399
 Contract liability                    $229,743              $410,366
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                    --
 Minimum unit fair value #*                  --                    --
 Maximum unit fair value #*                  --                    --
 Contract liability                          --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                                 VALUE FUND               GROWTH FUND
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $125,850                   $6,035
                                                ------------               ----------
EXPENSES:
 Administrative charges                                   --                       --
 Mortality and expense risk charges                  (77,826)                 (24,038)
                                                ------------               ----------
  Total expenses                                     (77,826)                 (24,038)
                                                ------------               ----------
  Net investment income (loss)                        48,024                  (18,003)
                                                ------------               ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       439,272                   50,842
 Net realized gain on distributions                       --                    1,922
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         1,652,826                  460,232
                                                ------------               ----------
  Net gain (loss) on investments                   2,092,098                  512,996
                                                ------------               ----------
  Net increase (decrease) in net assets
   resulting from operations                      $2,140,122                 $494,993
                                                ============               ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH            INTERNATIONAL             SMALL/MID CAP
                                    STRATEGY PORTFOLIO         VALUE PORTFOLIO           VALUE PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $672,931                $1,689,781                   $83,985
                                       ------------              ------------              ------------
EXPENSES:
 Administrative charges                          --                        --                        --
 Mortality and expense risk
  charges                                  (475,515)                 (483,109)                 (280,292)
                                       ------------              ------------              ------------
  Total expenses                           (475,515)                 (483,109)                 (280,292)
                                       ------------              ------------              ------------
  Net investment income (loss)              197,416                 1,206,672                  (196,307)
                                       ------------              ------------              ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   2,598,691                   891,998                 3,100,993
 Net realized gain on
  distributions                                  --                        --                 1,147,484
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         1,445,500                 3,705,584                 1,685,598
                                       ------------              ------------              ------------
  Net gain (loss) on
   investments                            4,044,191                 4,597,582                 5,934,075
                                       ------------              ------------              ------------
  Net increase (decrease) in
   net assets resulting from
   operations                            $4,241,607                $5,804,254                $5,737,768
                                       ============              ============              ============

                                                             ALLIANCEBERNSTEIN VPS         INVESCO V.I.
                                  ALLIANCEBERNSTEIN VPS          INTERNATIONAL                 VALUE
                                     VALUE PORTFOLIO           GROWTH PORTFOLIO         OPPORTUNITIES FUND
                                       SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT (1)
-------------------------------  ----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $39,040                    $47,204                   $985,644
                                        ----------                -----------              -------------
EXPENSES:
 Administrative charges                         --                         --                   (100,871)
 Mortality and expense risk
  charges                                  (27,009)                  (107,138)                (1,278,814)
                                        ----------                -----------              -------------
  Total expenses                           (27,009)                  (107,138)                (1,379,685)
                                        ----------                -----------              -------------
  Net investment income (loss)              12,031                    (59,934)                  (394,041)
                                        ----------                -----------              -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    260,618                    336,375                 (3,222,472)
 Net realized gain on
  distributions                                 --                         --                         --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          181,114                    414,874                 23,365,662
                                        ----------                -----------              -------------
  Net gain (loss) on
   investments                             441,732                    751,249                 20,143,190
                                        ----------                -----------              -------------
  Net increase (decrease) in
   net assets resulting from
   operations                             $453,763                   $691,315                $19,749,149
                                        ==========                ===========              =============

(1) Formerly Invesco Van Kampen V.I. Value Opportunities Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                          INVESCO V.I.              INVESCO V.I.
                                              CORE                   GOVERNMENT
                                           EQUITY FUND            SECURITIES FUND
                                           SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $2,451,791               $13,679,113
                                          -------------            --------------
EXPENSES:
 Administrative charges                        (273,571)                 (638,556)
 Mortality and expense risk charges          (2,768,498)               (7,837,417)
                                          -------------            --------------
  Total expenses                             (3,042,069)               (8,475,973)
                                          -------------            --------------
  Net investment income (loss)                 (590,278)                5,203,140
                                          -------------            --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               13,313,496                (2,639,938)
 Net realized gain on distributions                  --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   26,195,649               (24,197,731)
                                          -------------            --------------
  Net gain (loss) on investments             39,509,145               (26,837,669)
                                          -------------            --------------
  Net increase (decrease) in net assets
   resulting from operations                $38,918,867              $(21,634,529)
                                          =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        INVESCO V.I.        INVESCO V.I.        INVESCO V.I.
                                        INTERNATIONAL       MID CAP CORE          SMALL CAP
                                         GROWTH FUND         EQUITY FUND         EQUITY FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $2,256,982          $1,212,710              $8,085
                                        -------------       -------------       -------------
EXPENSES:
 Administrative charges                      (173,572)           (245,460)             (5,552)
 Mortality and expense risk charges        (2,780,366)         (3,044,166)         (2,141,865)
                                        -------------       -------------       -------------
  Total expenses                           (2,953,938)         (3,289,626)         (2,147,417)
                                        -------------       -------------       -------------
  Net investment income (loss)               (696,956)         (2,076,916)         (2,139,332)
                                        -------------       -------------       -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             11,748,100          13,011,331          18,172,319
 Net realized gain on distributions                --          12,279,992           1,222,463
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 19,043,858          18,975,828          19,654,124
                                        -------------       -------------       -------------
  Net gain (loss) on investments           30,791,958          44,267,151          39,048,906
                                        -------------       -------------       -------------
  Net increase (decrease) in net
   assets resulting from operations       $30,095,002         $42,190,235         $36,909,574
                                        =============       =============       =============

                                             INVESCO V.I.
                                             BALANCED RISK          INVESCO V.I.          INVESCO V.I.
                                              ALLOCATION             DIVERSIFIED              MONEY
                                                 FUND               DIVIDEND FUND          MARKET FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (2)
--------------------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $307,707              $10,974                 $8,423
                                             -------------            ---------            -----------
EXPENSES:
 Administrative charges                                 --                   --                     --
 Mortality and expense risk charges               (348,033)              (7,092)              (697,596)
                                             -------------            ---------            -----------
  Total expenses                                  (348,033)              (7,092)              (697,596)
                                             -------------            ---------            -----------
  Net investment income (loss)                     (40,326)               3,882               (689,173)
                                             -------------            ---------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     853,098               47,148                     --
 Net realized gain on distributions                584,025                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (1,542,909)              42,303                     --
                                             -------------            ---------            -----------
  Net gain (loss) on investments                  (105,786)              89,451                     --
                                             -------------            ---------            -----------
  Net increase (decrease) in net
   assets resulting from operations              $(146,112)             $93,333              $(689,173)
                                             =============            =========            ===========

(2)  Funded as of July 17, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            AMERICAN CENTURY VP          AMERICAN FUNDS
                                                  MID CAP                    GLOBAL
                                                 VALUE FUND                BOND FUND
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $6,759                        $ --
                                                 ----------              --------------
EXPENSES:
 Administrative charges                                  --                          --
 Mortality and expense risk charges                  (5,334)                 (3,388,621)
                                                 ----------              --------------
  Total expenses                                     (5,334)                 (3,388,621)
                                                 ----------              --------------
  Net investment income (loss)                        1,425                  (3,388,621)
                                                 ----------              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       46,687                   5,560,815
 Net realized gain on distributions                   7,997                   2,520,063
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           67,746                 (15,124,137)
                                                 ----------              --------------
  Net gain (loss) on investments                    122,430                  (7,043,259)
                                                 ----------              --------------
  Net increase (decrease) in net assets
   resulting from operations                       $123,855                $(10,431,880)
                                                 ==========              ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS                                      AMERICAN FUNDS
                                         GLOBAL                AMERICAN FUNDS              BLUE CHIP
                                       GROWTH AND                  ASSET                   INCOME AND
                                       INCOME FUND            ALLOCATION FUND             GROWTH FUND
                                       SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $9,075,511               $13,235,302               $10,008,960
                                      -------------            --------------            --------------
EXPENSES:
 Administrative charges                          --                (1,630,526)                 (824,099)
 Mortality and expense risk
  charges                                (5,507,979)              (15,257,306)               (9,138,611)
                                      -------------            --------------            --------------
  Total expenses                         (5,507,979)              (16,887,832)               (9,962,710)
                                      -------------            --------------            --------------
  Net investment income (loss)            3,567,532                (3,652,530)                   46,250
                                      -------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  11,632,568                98,804,588                51,030,450
 Net realized gain on
  distributions                                  --                        --                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        47,822,676                96,808,598               102,593,438
                                      -------------            --------------            --------------
  Net gain (loss) on
   investments                           59,455,244               195,613,186               153,623,888
                                      -------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $63,022,776              $191,960,656              $153,670,138
                                      =============            ==============            ==============


                                                               AMERICAN FUNDS
                                      AMERICAN FUNDS               GLOBAL                AMERICAN FUNDS
                                        BOND FUND                GROWTH FUND              GROWTH FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $16,234,567               $3,902,930               $16,647,712
                                      --------------            -------------            --------------
EXPENSES:
 Administrative charges                   (1,468,416)                (566,278)               (3,126,664)
 Mortality and expense risk
  charges                                (12,787,605)              (5,338,504)              (30,508,334)
                                      --------------            -------------            --------------
  Total expenses                         (14,256,021)              (5,904,782)              (33,634,998)
                                      --------------            -------------            --------------
  Net investment income (loss)             1,978,546               (2,001,852)              (16,987,286)
                                      --------------            -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    2,833,528               52,477,191               199,137,290
 Net realized gain on
  distributions                            8,759,030                       --                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        (43,853,482)              30,910,203               282,770,281
                                      --------------            -------------            --------------
  Net gain (loss) on
   investments                           (32,260,924)              83,387,394               481,907,571
                                      --------------            -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(30,282,378)             $81,385,542              $464,920,285
                                      ==============            =============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                    AMERICAN FUNDS         AMERICAN FUNDS
                                  GROWTH-INCOME FUND     INTERNATIONAL FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $24,262,541             $6,640,815
                                     ------------            -----------
EXPENSES:
 Administrative charges                (3,240,371)              (857,483)
 Mortality and expense risk
  charges                             (30,516,960)            (8,039,813)
                                     ------------            -----------
  Total expenses                      (33,757,331)            (8,897,296)
                                     ------------            -----------
  Net investment income (loss)         (9,494,790)            (2,256,481)
                                     ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               173,500,905             27,093,666
 Net realized gain on
  distributions                                --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         368,826,487             67,973,677
                                     ------------            -----------
  Net gain (loss) on
   investments                        542,327,392             95,067,343
                                     ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $532,832,602            $92,810,862
                                     ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                         WELLS FARGO
                                                                  AMERICAN FUNDS         ADVANTAGE VT
                                           AMERICAN FUNDS          GLOBAL SMALL             OMEGA
                                           NEW WORLD FUND       CAPITALIZATION FUND      GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $2,772,638             $1,952,025              $1,869
                                             -----------            -----------            --------
EXPENSES:
 Administrative charges                         (382,607)              (377,534)                 --
 Mortality and expense risk charges           (3,761,029)            (3,573,144)            (26,565)
                                             -----------            -----------            --------
  Total expenses                              (4,143,636)            (3,950,678)            (26,565)
                                             -----------            -----------            --------
  Net investment income (loss)                (1,370,998)            (1,998,653)            (24,696)
                                             -----------            -----------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                37,986,471             21,837,623             176,357
 Net realized gain on distributions            1,098,765                     --             115,086
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (19,145,925)            32,809,585             161,203
                                             -----------            -----------            --------
  Net gain (loss) on investments              19,939,311             54,647,208             452,646
                                             -----------            -----------            --------
  Net increase (decrease) in net
   assets resulting from operations          $18,568,313            $52,648,555            $427,950
                                             ===========            ===========            ========


                                          FIDELITY(R) VIP     FIDELITY(R) VIP       FIDELITY(R) VIP
                                               GROWTH           CONTRAFUND              MID CAP
                                             PORTFOLIO           PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $2,576            $719,534              $193,611
                                             ----------         -----------           -----------
EXPENSES:
 Administrative charges                              --                  --                    --
 Mortality and expense risk charges            (114,718)         (1,470,819)           (1,236,360)
                                             ----------         -----------           -----------
  Total expenses                               (114,718)         (1,470,819)           (1,236,360)
                                             ----------         -----------           -----------
  Net investment income (loss)                 (112,142)           (751,285)           (1,042,749)
                                             ----------         -----------           -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                1,255,700          16,818,147            11,049,004
 Net realized gain on distributions               3,919              25,198             9,463,141
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      837,474           9,727,607             3,785,294
                                             ----------         -----------           -----------
  Net gain (loss) on investments              2,097,093          26,570,952            24,297,439
                                             ----------         -----------           -----------
  Net increase (decrease) in net
   assets resulting from operations          $1,984,951         $25,819,667           $23,254,690
                                             ==========         ===========           ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                     FIDELITY(R) VIP
                                             FIDELITY(R) VIP         DYNAMIC CAPITAL
                                             VALUE STRATEGIES          APPRECIATION
                                                PORTFOLIO               PORTFOLIO
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $35,783                  $4,067
                                               ------------            ------------
EXPENSES:
 Administrative charges                                  --                      --
 Mortality and expense risk charges                (107,973)                (55,985)
                                               ------------            ------------
  Total expenses                                   (107,973)                (55,985)
                                               ------------            ------------
  Net investment income (loss)                      (72,190)                (51,918)
                                               ------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    1,255,910                 486,098
 Net realized gain on distributions                      --                 285,122
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          324,768                 321,644
                                               ------------            ------------
  Net gain (loss) on investments                  1,580,678               1,092,864
                                               ------------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $1,508,488              $1,040,946
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              FRANKLIN
                                   FIDELITY(R) VIP             RISING                   FRANKLIN
                                  STRATEGIC INCOME           DIVIDENDS                   INCOME
                                      PORTFOLIO           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $49,404               $10,425,566              $101,835,077
                                      ---------            --------------            --------------
EXPENSES:
 Administrative charges                      --                  (941,372)               (2,035,950)
 Mortality and expense risk
  charges                               (11,430)              (10,523,530)              (23,853,395)
                                      ---------            --------------            --------------
  Total expenses                        (11,430)              (11,464,902)              (25,889,345)
                                      ---------            --------------            --------------
  Net investment income (loss)           37,974                (1,039,336)               75,945,732
                                      ---------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   8,095                73,168,104                20,080,102
 Net realized gain on
  distributions                          12,366                        --                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       (69,001)               87,099,953                69,513,674
                                      ---------            --------------            --------------
  Net gain (loss) on
   investments                          (48,540)              160,268,057                89,593,776
                                      ---------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(10,566)             $159,228,721              $165,539,508
                                      =========            ==============            ==============

                                        FRANKLIN                FRANKLIN                FRANKLIN
                                        LARGE CAP                GLOBAL               SMALL-MID CAP
                                         GROWTH                REAL ESTATE               GROWTH
                                     SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                       SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,015,078               $386,024                     $ --
                                      -------------            -----------            -------------
EXPENSES:
 Administrative charges                    (140,070)               (13,423)                (350,133)
 Mortality and expense risk
  charges                                (1,599,931)              (120,614)              (3,785,906)
                                      -------------            -----------            -------------
  Total expenses                         (1,740,001)              (134,037)              (4,136,039)
                                      -------------            -----------            -------------
  Net investment income (loss)             (724,923)               251,987               (4,136,039)
                                      -------------            -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  10,080,321               (269,700)              19,815,930
 Net realized gain on
  distributions                                  --                     --               14,319,048
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        12,393,690                 94,639               38,720,902
                                      -------------            -----------            -------------
  Net gain (loss) on
   investments                           22,474,011               (175,061)              72,855,880
                                      -------------            -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $21,749,088                $76,926              $68,719,841
                                      =============            ===========            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                FRANKLIN               FRANKLIN
                                                SMALL CAP              STRATEGIC
                                                  VALUE                 INCOME
                                             SECURITIES FUND        SECURITIES FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $913,673            $46,145,525
                                               -----------            -----------
EXPENSES:
 Administrative charges                                 --               (912,546)
 Mortality and expense risk charges             (1,270,848)           (11,633,994)
                                               -----------            -----------
  Total expenses                                (1,270,848)           (12,546,540)
                                               -----------            -----------
  Net investment income (loss)                    (357,175)            33,598,985
                                               -----------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  10,174,945             17,297,210
 Net realized gain on distributions              1,229,068              9,724,801
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      10,971,400            (51,365,053)
                                               -----------            -----------
  Net gain (loss) on investments                22,375,413            (24,343,042)
                                               -----------            -----------
  Net increase (decrease) in net assets
   resulting from operations                   $22,018,238             $9,255,943
                                               ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                      TEMPLETON
                                                                     DEVELOPING              TEMPLETON
                                            MUTUAL SHARES              MARKETS                FOREIGN
                                           SECURITIES FUND         SECURITIES FUND        SECURITIES FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $17,845,019             $2,491,034             $7,482,024
                                             ------------            -----------            -----------
EXPENSES:
 Administrative charges                        (1,285,420)              (160,194)              (471,542)
 Mortality and expense risk charges           (13,944,066)            (1,902,880)            (5,313,137)
                                             ------------            -----------            -----------
  Total expenses                              (15,229,486)            (2,063,074)            (5,784,679)
                                             ------------            -----------            -----------
  Net investment income (loss)                  2,615,533                427,960              1,697,345
                                             ------------            -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 64,916,919              7,003,852             16,630,937
 Net realized gain on distributions                    --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    142,252,864            (11,184,408)            44,341,351
                                             ------------            -----------            -----------
  Net gain (loss) on investments              207,169,783             (4,180,556)            60,972,288
                                             ------------            -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $209,785,316            $(3,752,596)           $62,669,633
                                             ============            ===========            ===========

                                                                                             FRANKLIN
                                              TEMPLETON                MUTUAL                FLEX CAP
                                                GROWTH            GLOBAL DISCOVERY            GROWTH
                                           SECURITIES FUND         SECURITIES FUND        SECURITIES FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $11,458,421             $8,422,669                 $1,573
                                             ------------            -----------            -----------
EXPENSES:
 Administrative charges                          (600,396)              (545,179)               (69,352)
 Mortality and expense risk charges            (6,423,224)            (6,446,754)              (710,091)
                                             ------------            -----------            -----------
  Total expenses                               (7,023,620)            (6,991,933)              (779,443)
                                             ------------            -----------            -----------
  Net investment income (loss)                  4,434,801              1,430,736               (777,870)
                                             ------------            -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 21,849,485             32,880,542              7,313,487
 Net realized gain on distributions                    --             35,174,580                120,815
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     75,728,844             25,664,003              6,289,083
                                             ------------            -----------            -----------
  Net gain (loss) on investments               97,578,329             93,719,125             13,723,385
                                             ------------            -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $102,013,130            $95,149,861            $12,945,515
                                             ============            ===========            ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 FRANKLIN
                                                LARGE CAP                TEMPLETON
                                                  VALUE                 GLOBAL BOND
                                             SECURITIES FUND          SECURITIES FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $363,471                $6,016,265
                                               ------------            --------------
EXPENSES:
 Administrative charges                             (47,884)                       --
 Mortality and expense risk charges                (434,770)               (1,822,239)
                                               ------------            --------------
  Total expenses                                   (482,654)               (1,822,239)
                                               ------------            --------------
  Net investment income (loss)                     (119,183)                4,194,026
                                               ------------            --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    2,246,318                 3,950,384
 Net realized gain on distributions                      --                 1,605,276
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        5,482,477               (10,595,246)
                                               ------------            --------------
  Net gain (loss) on investments                  7,728,795                (5,039,586)
                                               ------------            --------------
  Net increase (decrease) in net assets
   resulting from operations                     $7,609,612                 $(845,560)
                                               ============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                   HARTFORD             HARTFORD
                                               HARTFORD             TOTAL               CAPITAL
                                               BALANCED          RETURN BOND          APPRECIATION
                                               HLS FUND            HLS FUND             HLS FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $303,479          $29,631,194           $5,359,685
                                             ------------       --------------       --------------
EXPENSES:
 Administrative charges                                --                   --                   --
 Mortality and expense risk charges              (296,034)         (10,275,062)          (9,721,415)
                                             ------------       --------------       --------------
  Total expenses                                 (296,034)         (10,275,062)          (9,721,415)
                                             ------------       --------------       --------------
  Net investment income (loss)                      7,445           19,356,132           (4,361,730)
                                             ------------       --------------       --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  1,392,766           10,008,437          113,753,681
 Net realized gain on distributions                    --                   --            1,612,796
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,911,587          (48,470,767)         104,009,079
                                             ------------       --------------       --------------
  Net gain (loss) on investments                3,304,353          (38,462,330)         219,375,556
                                             ------------       --------------       --------------
  Net increase (decrease) in net
   assets resulting from operations            $3,311,798         $(19,106,198)        $215,013,826
                                             ============       ==============       ==============

                                           HARTFORD
                                           DIVIDEND                HARTFORD              HARTFORD
                                          AND GROWTH           GLOBAL RESEARCH        GLOBAL GROWTH
                                           HLS FUND                HLS FUND              HLS FUND
                                         SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $8,700,459               $20,716               $13,807
                                        --------------            ----------            ----------
EXPENSES:
 Administrative charges                             --                    --                    --
 Mortality and expense risk charges         (6,748,008)              (19,499)              (32,426)
                                        --------------            ----------            ----------
  Total expenses                            (6,748,008)              (19,499)              (32,426)
                                        --------------            ----------            ----------
  Net investment income (loss)               1,952,451                 1,217               (18,619)
                                        --------------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                              52,593,996               216,424               251,444
 Net realized gain on distributions         12,660,548                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  59,857,709               101,714               487,199
                                        --------------            ----------            ----------
  Net gain (loss) on investments           125,112,253               318,138               738,643
                                        --------------            ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations       $127,064,704              $319,355              $720,024
                                        ==============            ==========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            HARTFORD
                                           DISCIPLINED               HARTFORD
                                             EQUITY                   GROWTH
                                            HLS FUND                 HLS FUND
                                           SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $1,067,029                 $13,466
                                          -------------            ------------
EXPENSES:
 Administrative charges                              --                      --
 Mortality and expense risk charges          (1,613,127)               (216,893)
                                          -------------            ------------
  Total expenses                             (1,613,127)               (216,893)
                                          -------------            ------------
  Net investment income (loss)                 (546,098)               (203,427)
                                          -------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               10,243,437               2,569,534
 Net realized gain on distributions                  --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   21,507,074               3,367,011
                                          -------------            ------------
  Net gain (loss) on investments             31,750,511               5,936,545
                                          -------------            ------------
  Net increase (decrease) in net assets
   resulting from operations                $31,204,413              $5,733,118
                                          =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          HARTFORD
                                           GROWTH             HARTFORD                 HARTFORD
                                        OPPORTUNITIES        HIGH YIELD                 INDEX
                                          HLS FUND            HLS FUND                 HLS FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $13,738          $4,445,935                $500,401
                                        -------------       -------------            ------------
EXPENSES:
 Administrative charges                            --                  --                      --
 Mortality and expense risk charges        (2,360,356)           (874,072)               (355,047)
                                        -------------       -------------            ------------
  Total expenses                           (2,360,356)           (874,072)               (355,047)
                                        -------------       -------------            ------------
  Net investment income (loss)             (2,346,618)          3,571,863                 145,354
                                        -------------       -------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             21,217,297           2,647,962               1,596,302
 Net realized gain on distributions                --                  --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 27,325,776          (3,635,990)              6,750,964
                                        -------------       -------------            ------------
  Net gain (loss) on investments           48,543,073            (988,028)              8,347,266
                                        -------------       -------------            ------------
  Net increase (decrease) in net
   assets resulting from operations       $46,196,455          $2,583,835              $8,492,620
                                        =============       =============            ============

                                               HARTFORD                HARTFORD
                                            INTERNATIONAL           SMALL/MID CAP              HARTFORD
                                            OPPORTUNITIES               EQUITY              ULTRASHORT BOND
                                               HLS FUND                HLS FUND                HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT (3)
--------------------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $913,478                $139,488                     $ --
                                             ------------            ------------            -------------
EXPENSES:
 Administrative charges                                --                      --                 (654,977)
 Mortality and expense risk charges              (600,850)               (169,226)              (8,165,521)
                                             ------------            ------------            -------------
  Total expenses                                 (600,850)               (169,226)              (8,820,498)
                                             ------------            ------------            -------------
  Net investment income (loss)                    312,628                 (29,738)              (8,820,498)
                                             ------------            ------------            -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  2,023,933               1,699,116                  (10,976)
 Net realized gain on distributions                    --                 682,880                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      6,000,612                 730,001                   (2,937)
                                             ------------            ------------            -------------
  Net gain (loss) on investments                8,024,545               3,111,997                  (13,913)
                                             ------------            ------------            -------------
  Net increase (decrease) in net
   assets resulting from operations            $8,337,173              $3,082,259              $(8,834,411)
                                             ============            ============            =============

(3)  Formerly Hartford Money Market HLS Fund. Change effective October 18, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                                 HARTFORD                HARTFORD
                                              SMALL COMPANY          SMALLCAP GROWTH
                                                 HLS FUND                HLS FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $14,588                 $43,625
                                               ------------            ------------
EXPENSES:
 Administrative charges                                  --                      --
 Mortality and expense risk charges                (244,932)               (204,495)
                                               ------------            ------------
  Total expenses                                   (244,932)               (204,495)
                                               ------------            ------------
  Net investment income (loss)                     (230,344)               (160,870)
                                               ------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    2,072,999               2,514,763
 Net realized gain on distributions               1,250,349               1,331,882
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        2,517,232                 570,321
                                               ------------            ------------
  Net gain (loss) on investments                  5,840,580               4,416,966
                                               ------------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $5,610,236              $4,256,096
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              HARTFORD
                                       HARTFORD            U.S. GOVERNMENT             HARTFORD
                                        STOCK                SECURITIES                 VALUE
                                       HLS FUND               HLS FUND                 HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $43,087                 $807,018                $361,131
                                      ----------            -------------            ------------
EXPENSES:
 Administrative charges                       --                       --                      --
 Mortality and expense risk
  charges                                (56,846)                (606,998)               (355,571)
                                      ----------            -------------            ------------
  Total expenses                         (56,846)                (606,998)               (355,571)
                                      ----------            -------------            ------------
  Net investment income (loss)           (13,759)                 200,020                   5,560
                                      ----------            -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  747,724                 (531,725)              4,198,612
 Net realized gain on
  distributions                               --                       --                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        242,241               (1,117,326)              2,738,423
                                      ----------            -------------            ------------
  Net gain (loss) on
   investments                           989,965               (1,649,051)              6,937,035
                                      ----------            -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $976,206              $(1,449,031)             $6,942,595
                                      ==========            =============            ============

                                                              AMERICAN FUNDS
                                                                BLUE CHIP
                                     AMERICAN FUNDS             INCOME AND             AMERICAN FUNDS
                                    ASSET ALLOCATION              GROWTH                    BOND
                                        HLS FUND                 HLS FUND                 HLS FUND
                                       SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $834,817                $537,207                $3,519,796
                                      -------------            ------------            --------------
EXPENSES:
 Administrative charges                          --                      --                        --
 Mortality and expense risk
  charges                                  (889,708)               (588,381)               (2,661,776)
                                      -------------            ------------            --------------
  Total expenses                           (889,708)               (588,381)               (2,661,776)
                                      -------------            ------------            --------------
  Net investment income (loss)              (54,891)                (51,174)                  858,020
                                      -------------            ------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   7,319,620               4,649,245                 1,500,838
 Net realized gain on
  distributions                           3,607,588               2,394,971                 4,892,278
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          (541,831)              2,727,436               (13,307,008)
                                      -------------            ------------            --------------
  Net gain (loss) on
   investments                           10,385,377               9,771,652                (6,913,892)
                                      -------------            ------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $10,330,486              $9,720,478               $(6,055,872)
                                      =============            ============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                       AMERICAN FUNDS
                                              AMERICAN FUNDS            GLOBAL GROWTH
                                                GLOBAL BOND              AND INCOME
                                                 HLS FUND                 HLS FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $761,557               $1,325,719
                                               -------------            -------------
EXPENSES:
 Administrative charges                                   --                       --
 Mortality and expense risk charges                 (394,547)                (907,570)
                                               -------------            -------------
  Total expenses                                    (394,547)                (907,570)
                                               -------------            -------------
  Net investment income (loss)                       367,010                  418,149
                                               -------------            -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       134,014                9,961,890
 Net realized gain on distributions                1,475,173                  818,343
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (3,562,743)              (1,438,270)
                                               -------------            -------------
  Net gain (loss) on investments                  (1,953,556)               9,341,963
                                               -------------            -------------
  Net increase (decrease) in net assets
   resulting from operations                     $(1,586,546)              $9,760,112
                                               =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                     AMERICAN FUNDS           GLOBAL SMALL            AMERICAN FUNDS
                                     GLOBAL GROWTH           CAPITALIZATION               GROWTH
                                        HLS FUND                HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $129,371                 $460,729               $1,382,913
                                      ------------            -------------            -------------
EXPENSES:
 Administrative charges                         --                       --                       --
 Mortality and expense risk
  charges                                 (403,975)                (738,148)              (4,359,624)
                                      ------------            -------------            -------------
  Total expenses                          (403,975)                (738,148)              (4,359,624)
                                      ------------            -------------            -------------
  Net investment income (loss)            (274,604)                (277,419)              (2,976,711)
                                      ------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  3,627,215                3,563,432               31,984,269
 Net realized gain on
  distributions                          1,525,517                4,600,293                8,820,256
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          638,107                3,086,740               32,208,378
                                      ------------            -------------            -------------
  Net gain (loss) on
   investments                           5,790,839               11,250,465               73,012,903
                                      ------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $5,516,235              $10,973,046              $70,036,192
                                      ============            =============            =============


                                     AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS
                                      GROWTH-INCOME            INTERNATIONAL              NEW WORLD
                                        HLS FUND                 HLS FUND                 HLS FUND
                                       SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,933,779               $2,072,350                 $271,060
                                      -------------            -------------            -------------
EXPENSES:
 Administrative charges                          --                       --                       --
 Mortality and expense risk
  charges                                (2,445,460)              (2,768,890)                (589,078)
                                      -------------            -------------            -------------
  Total expenses                         (2,445,460)              (2,768,890)                (589,078)
                                      -------------            -------------            -------------
  Net investment income (loss)             (511,681)                (696,540)                (318,018)
                                      -------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  19,448,219               10,826,292                3,362,650
 Net realized gain on
  distributions                           1,952,157                3,448,758                4,092,402
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        22,694,565               19,095,315               (4,521,767)
                                      -------------            -------------            -------------
  Net gain (loss) on
   investments                           44,094,941               33,370,365                2,933,285
                                      -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $43,583,260              $32,673,825               $2,615,267
                                      =============            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            HARTFORD
                                           PORTFOLIO             LORD ABBETT
                                          DIVERSIFIER            FUNDAMENTAL
                                            HLS FUND             EQUITY FUND
                                          SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $1,315,510               $32,948
                                          ------------            ----------
EXPENSES:
 Administrative charges                             --                    --
 Mortality and expense risk charges         (2,891,311)             (139,047)
                                          ------------            ----------
  Total expenses                            (2,891,311)             (139,047)
                                          ------------            ----------
  Net investment income (loss)              (1,575,801)             (106,099)
                                          ------------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                              (1,851,599)              571,698
 Net realized gain on distributions                 --             1,772,720
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (36,656,121)            1,616,591
                                          ------------            ----------
  Net gain (loss) on investments           (38,507,720)            3,961,009
                                          ------------            ----------
  Net increase (decrease) in net assets
   resulting from operations              $(40,083,521)           $3,854,910
                                          ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      LORD ABBETT
                                       CALIBRATED              LORD ABBETT             LORD ABBETT
                                        DIVIDEND                  BOND                  GROWTH AND
                                      GROWTH FUND            DEBENTURE FUND            INCOME FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $281,314               $2,736,295                 $60,169
                                      ------------            -------------            ------------
EXPENSES:
 Administrative charges                         --                       --                      --
 Mortality and expense risk
  charges                                 (249,268)              (1,083,316)               (191,362)
                                      ------------            -------------            ------------
  Total expenses                          (249,268)              (1,083,316)               (191,362)
                                      ------------            -------------            ------------
  Net investment income (loss)              32,046                1,652,979                (131,193)
                                      ------------            -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,771,801                5,122,585               2,412,417
 Net realized gain on
  distributions                          1,611,388                1,139,587                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          407,039               (3,673,890)              1,538,597
                                      ------------            -------------            ------------
  Net gain (loss) on
   investments                           3,790,228                2,588,282               3,951,014
                                      ------------            -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $3,822,274               $4,241,261              $3,819,821
                                      ============            =============            ============


                                      MFS(R) CORE             MFS(R) GROWTH           MFS(R) GLOBAL
                                     EQUITY SERIES               SERIES               EQUITY SERIES
                                      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $188,287                 $282,658                $218,399
                                      ------------            -------------            ------------
EXPENSES:
 Administrative charges                    (30,460)                (163,913)                (41,523)
 Mortality and expense risk
  charges                                 (297,485)              (1,695,695)               (425,621)
                                      ------------            -------------            ------------
  Total expenses                          (327,945)              (1,859,608)               (467,144)
                                      ------------            -------------            ------------
  Net investment income (loss)            (139,658)              (1,576,950)               (248,745)
                                      ------------            -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,044,459                8,168,472               3,573,117
 Net realized gain on
  distributions                                 --                  953,293                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        4,394,454               28,171,464               2,358,028
                                      ------------            -------------            ------------
  Net gain (loss) on
   investments                           5,438,913               37,293,229               5,931,145
                                      ------------            -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $5,299,255              $35,716,279              $5,682,400
                                      ============            =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             MFS(R) INVESTORS
                                                  GROWTH              MFS(R) INVESTORS
                                               STOCK SERIES             TRUST SERIES
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $251,848               $2,431,950
                                               -------------            -------------
EXPENSES:
 Administrative charges                              (69,851)                (389,854)
 Mortality and expense risk charges                 (703,390)              (4,102,221)
                                               -------------            -------------
  Total expenses                                    (773,241)              (4,492,075)
                                               -------------            -------------
  Net investment income (loss)                      (521,393)              (2,060,125)
                                               -------------            -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     3,885,103               39,449,754
 Net realized gain on distributions                1,259,817                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         5,907,947               25,607,410
                                               -------------            -------------
  Net gain (loss) on investments                  11,052,867               65,057,164
                                               -------------            -------------
  Net increase (decrease) in net assets
   resulting from operations                     $10,531,474              $62,997,039
                                               =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            MFS(R) MID CAP             MFS(R) NEW          MFS(R) TOTAL
                                             GROWTH SERIES          DISCOVERY SERIES      RETURN SERIES
                                              SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                            $ --                     $ --          $12,080,391
                                             -------------            -------------       --------------
EXPENSES:
 Administrative charges                            (99,049)                (300,483)          (1,117,814)
 Mortality and expense risk charges             (1,022,469)              (3,204,324)         (11,741,607)
                                             -------------            -------------       --------------
  Total expenses                                (1,121,518)              (3,504,807)         (12,859,421)
                                             -------------            -------------       --------------
  Net investment income (loss)                  (1,121,518)              (3,504,807)            (779,030)
                                             -------------            -------------       --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   3,185,862               22,894,796           42,698,515
 Net realized gain on distributions                221,098                1,439,472                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      15,840,890               40,468,327           73,518,153
                                             -------------            -------------       --------------
  Net gain (loss) on investments                19,247,850               64,802,595          116,216,668
                                             -------------            -------------       --------------
  Net increase (decrease) in net
   assets resulting from operations            $18,126,332              $61,297,788         $115,437,638
                                             =============            =============       ==============

                                              MFS(R) VALUE            MFS(R) RESEARCH           MFS(R) RESEARCH
                                                 SERIES                 BOND SERIES          INTERNATIONAL SERIES
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $4,029,800                $6,886,822                 $615,196
                                             --------------            --------------            -------------
EXPENSES:
 Administrative charges                            (309,634)                 (635,691)                 (62,011)
 Mortality and expense risk charges              (5,479,912)               (7,451,520)                (573,132)
                                             --------------            --------------            -------------
  Total expenses                                 (5,789,546)               (8,087,211)                (635,143)
                                             --------------            --------------            -------------
  Net investment income (loss)                   (1,759,746)               (1,200,389)                 (19,947)
                                             --------------            --------------            -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   32,790,504                 9,001,897               (1,363,516)
 Net realized gain on distributions               1,118,830                 2,634,401                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       74,478,226               (16,081,707)               6,760,004
                                             --------------            --------------            -------------
  Net gain (loss) on investments                108,387,560                (4,445,409)               5,396,488
                                             --------------            --------------            -------------
  Net increase (decrease) in net
   assets resulting from operations            $106,627,814               $(5,645,798)              $5,376,541
                                             ==============            ==============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             MFS(R) RESEARCH            MFS(R) HIGH
                                                  SERIES              YIELD PORTFOLIO
                                               SUB-ACCOUNT           SUB-ACCOUNT (4)(5)
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $92,265               $26,406,202
                                               ------------            --------------
EXPENSES:
 Administrative charges                             (58,659)                 (208,696)
 Mortality and expense risk charges                (429,927)               (3,224,633)
                                               ------------            --------------
  Total expenses                                   (488,586)               (3,433,329)
                                               ------------            --------------
  Net investment income (loss)                     (396,321)               22,972,873
                                               ------------            --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    6,100,282               (15,702,674)
 Net realized gain on distributions                  68,754                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        2,845,166                 1,053,303
                                               ------------            --------------
  Net gain (loss) on investments                  9,014,202               (14,649,371)
                                               ------------            --------------
  Net increase (decrease) in net assets
   resulting from operations                     $8,617,881                $8,323,502
                                               ============            ==============

(4)  Funded as of August 15, 2013.

(5) Effective August 16, 2013 MFS High Income Series merged with MFS High Yield Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       BLACKROCK                  BLACKROCK                BLACKROCK
                                         GLOBAL                    GLOBAL                  LARGE CAP
                                  ALLOCATION V.I. FUND     OPPORTUNITIES V.I. FUND      GROWTH V.I. FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $49,180                    $1,284                    $5,864
                                       ----------                 ---------                ----------
EXPENSES:
 Administrative charges                        --                      (595)                   (1,502)
 Mortality and expense risk
  charges                                 (41,740)                   (6,359)                  (17,439)
                                       ----------                 ---------                ----------
  Total expenses                          (41,740)                   (6,954)                  (18,941)
                                       ----------                 ---------                ----------
  Net investment income (loss)              7,440                    (5,670)                  (13,077)
                                       ----------                 ---------                ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    16,700                    41,890                   136,006
 Net realized gain on
  distributions                           192,428                        --                    68,871
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         239,357                    54,836                    71,871
                                       ----------                 ---------                ----------
  Net gain (loss) on
   investments                            448,485                    96,726                   276,748
                                       ----------                 ---------                ----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $455,925                   $91,056                  $263,671
                                       ==========                 =========                ==========

                                       BLACKROCK              UIF CORE PLUS
                                         EQUITY               FIXED INCOME               UIF GROWTH
                                   DIVIDEND V.I. FUND           PORTFOLIO                PORTFOLIO
                                      SUB-ACCOUNT          SUB-ACCOUNT (6)(7)      SUB-ACCOUNT (6)(8)(9)
-------------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $168,568                 $97,371                    $1,049
                                      ------------             -----------              ------------
EXPENSES:
 Administrative charges                         --                  (1,533)                   (4,151)
 Mortality and expense risk
  charges                                  (95,863)                (16,899)                  (47,469)
                                      ------------             -----------              ------------
  Total expenses                           (95,863)                (18,432)                  (51,620)
                                      ------------             -----------              ------------
  Net investment income (loss)              72,705                  78,939                   (50,571)
                                      ------------             -----------              ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    369,547                (166,631)                  795,589
 Net realized gain on
  distributions                            148,908                      --                   378,701
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        1,381,983                  81,523                    48,240
                                      ------------             -----------              ------------
  Net gain (loss) on
   investments                           1,900,438                 (85,108)                1,222,530
                                      ------------             -----------              ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,973,143                 $(6,169)               $1,171,959
                                      ============             ===========              ============

(6)  Funded as of September 6, 2013.

(7) Effective September 6, 2013 Morgan Stanley Flexible Income Portfolio merged with UIF Core Plus Fixed Income Portfolio.

(8) Effective September 6, 2013 Morgan Stanley Focus Growth Portfolio merged with UIF Growth Portfolio.

(9) Effective September 6, 2013 Morgan Stanley Multi Cap Growth Portfolio merged with UIF Growth Portfolio.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               UIF MID CAP             INVESCO V.I.
                                                  GROWTH                 AMERICAN
                                                PORTFOLIO               VALUE FUND
                                               SUB-ACCOUNT           SUB-ACCOUNT (10)
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $51,705                 $79,056
                                               ------------            ------------
EXPENSES:
 Administrative charges                                  --                      --
 Mortality and expense risk charges                (280,492)               (225,699)
                                               ------------            ------------
  Total expenses                                   (280,492)               (225,699)
                                               ------------            ------------
  Net investment income (loss)                     (228,787)               (146,643)
                                               ------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    3,516,926               2,925,273
 Net realized gain on distributions                 488,712                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        2,418,194               1,640,270
                                               ------------            ------------
  Net gain (loss) on investments                  6,423,832               4,565,543
                                               ------------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $6,195,045              $4,418,900
                                               ============            ============

(10) Formerly Invesco Van Kampen V.I. American Value Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           MORGAN STANLEY                                   OPPENHEIMER
                                              MID CAP                BLACKROCK                CAPITAL
                                               GROWTH                 CAPITAL               APPRECIATION
                                             PORTFOLIO         APPRECIATION V.I. FUND         FUND/VA
                                            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $404                     $130                $19,244
                                             ----------             ------------             ----------
EXPENSES:
 Administrative charges                          (1,326)                      --                     --
 Mortality and expense risk charges              (9,570)                 (85,655)               (40,119)
                                             ----------             ------------             ----------
  Total expenses                                (10,896)                 (85,655)               (40,119)
                                             ----------             ------------             ----------
  Net investment income (loss)                  (10,492)                 (85,525)               (20,875)
                                             ----------             ------------             ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   27,350                  438,849                483,437
 Net realized gain on distributions               1,758                1,286,110                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      182,221                  780,872                 96,624
                                             ----------             ------------             ----------
  Net gain (loss) on investments                211,329                2,505,831                580,061
                                             ----------             ------------             ----------
  Net increase (decrease) in net
   assets resulting from operations            $200,837               $2,420,306               $559,186
                                             ==========             ============             ==========

                                                                                             OPPENHEIMER
                                             OPPENHEIMER             OPPENHEIMER             MAIN STREET
                                                GLOBAL               MAIN STREET              SMALL CAP
                                               FUND/VA                 FUND/VA                 FUND/VA
                                           SUB-ACCOUNT (11)          SUB-ACCOUNT           SUB-ACCOUNT (12)
--------------------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $334,119                 $36,689                $209,143
                                             ------------            ------------            ------------
EXPENSES:
 Administrative charges                                --                      --                      --
 Mortality and expense risk charges              (393,704)                (64,348)               (438,486)
                                             ------------            ------------            ------------
  Total expenses                                 (393,704)                (64,348)               (438,486)
                                             ------------            ------------            ------------
  Net investment income (loss)                    (59,585)                (27,659)               (229,343)
                                             ------------            ------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  5,960,231                 497,569               6,462,975
 Net realized gain on distributions                    --                      --                 361,058
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (553,121)                538,643               2,472,975
                                             ------------            ------------            ------------
  Net gain (loss) on investments                5,407,110               1,036,212               9,297,008
                                             ------------            ------------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $5,347,525              $1,008,553              $9,067,665
                                             ============            ============            ============

(11) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

(12) Formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              OPPENHEIMER         PUTNAM VT
                                                 EQUITY          DIVERSIFIED
                                              INCOME FUND        INCOME FUND
                                            SUB-ACCOUNT (13)     SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $20,386          $2,802,027
                                               ----------       -------------
EXPENSES:
 Administrative charges                                --                  --
 Mortality and expense risk charges               (36,900)         (1,279,666)
                                               ----------       -------------
  Total expenses                                  (36,900)         (1,279,666)
                                               ----------       -------------
  Net investment income (loss)                    (16,514)          1,522,361
                                               ----------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    203,700           2,661,956
 Net realized gain on distributions                    --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        354,774             591,166
                                               ----------       -------------
  Net gain (loss) on investments                  558,474           3,253,122
                                               ----------       -------------
  Net increase (decrease) in net assets
   resulting from operations                     $541,960          $4,775,483
                                               ==========       =============

(13) Formerly Oppenheimer Value Fund/VA. Change effective April 30, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              PUTNAM VT              PUTNAM VT             PUTNAM VT
                                             GLOBAL ASSET          INTERNATIONAL         INTERNATIONAL
                                           ALLOCATION FUND           VALUE FUND           EQUITY FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $165,386               $33,366               $19,640
                                             ------------            ----------            ----------
EXPENSES:
 Administrative charges                                --                    --                    --
 Mortality and expense risk charges              (114,748)              (20,077)              (24,058)
                                             ------------            ----------            ----------
  Total expenses                                 (114,748)              (20,077)              (24,058)
                                             ------------            ----------            ----------
  Net investment income (loss)                     50,638                13,289                (4,418)
                                             ------------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  1,619,373               102,573                96,827
 Net realized gain on distributions                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (528,997)               88,501               236,110
                                             ------------            ----------            ----------
  Net gain (loss) on investments                1,090,376               191,074               332,937
                                             ------------            ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations            $1,141,014              $204,363              $328,519
                                             ============            ==========            ==========

                                                                  PUTNAM VT
                                             PUTNAM VT            SMALL CAP              PUTNAM VT
                                          INVESTORS FUND          VALUE FUND            VOYAGER FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $2,260               $23,589                 $72,037
                                             ---------            ----------            ------------
EXPENSES:
 Administrative charges                             --                    --                      --
 Mortality and expense risk charges             (1,603)              (49,584)                (87,450)
                                             ---------            ----------            ------------
  Total expenses                                (1,603)              (49,584)                (87,450)
                                             ---------            ----------            ------------
  Net investment income (loss)                     657               (25,995)                (15,413)
                                             ---------            ----------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   3,096               533,380                 626,013
 Net realized gain on distributions                 --                40,149                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      42,833               318,860               2,781,251
                                             ---------            ----------            ------------
  Net gain (loss) on investments                45,929               892,389               3,407,264
                                             ---------            ----------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $46,586              $866,394              $3,391,851
                                             =========            ==========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              PUTNAM VT             PIMCO
                                                EQUITY            ALL ASSET
                                             INCOME FUND             FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $28,039             $87,186
                                               --------            --------
EXPENSES:
 Administrative charges                              --                  --
 Mortality and expense risk charges             (11,386)            (21,552)
                                               --------            --------
  Total expenses                                (11,386)            (21,552)
                                               --------            --------
  Net investment income (loss)                   16,653              65,634
                                               --------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   48,779               9,200
 Net realized gain on distributions                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      333,054             (99,504)
                                               --------            --------
  Net gain (loss) on investments                381,833             (90,304)
                                               --------            --------
  Net increase (decrease) in net assets
   resulting from operations                   $398,486            $(24,670)
                                               ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             PIMCO
                                        PIMCO                GLOBAL          JENNISON 20/20
                                    EQS PATHFINDER        MULTI-ASSET            FOCUS             JENNISON
                                         FUND                 FUND             PORTFOLIO           PORTFOLIO
                                     SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $166,697             $25,100                $ --               $ --
                                      ----------            --------            --------            -------
EXPENSES:
 Administrative charges                       --                  --                (618)               (51)
 Mortality and expense risk
  charges                                (73,712)            (10,625)             (9,303)              (700)
                                      ----------            --------            --------            -------
  Total expenses                         (73,712)            (10,625)             (9,921)              (751)
                                      ----------            --------            --------            -------
  Net investment income (loss)            92,985              14,475              (9,921)              (751)
                                      ----------            --------            --------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  211,246              (6,000)             17,178             13,346
 Net realized gain on
  distributions                               --                  --                  --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        920,311             (89,516)            114,126             (4,579)
                                      ----------            --------            --------            -------
  Net gain (loss) on
   investments                         1,131,557             (95,516)            131,304              8,767
                                      ----------            --------            --------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,224,542            $(81,041)           $121,383             $8,016
                                      ==========            ========            ========            =======

                                                          PRUDENTIAL
                                     PRUDENTIAL             SERIES             INVESCO V.I.
                                        VALUE            INTERNATIONAL          GROWTH AND
                                      PORTFOLIO             GROWTH              INCOME FUND
                                     SUB-ACCOUNT       SUB-ACCOUNT (14)      SUB-ACCOUNT (15)
-------------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                $ --                $555,770
                                      ---------             -------             -----------
EXPENSES:
 Administrative charges                      --                  --                 (15,709)
 Mortality and expense risk
  charges                                (6,049)               (149)               (536,643)
                                      ---------             -------             -----------
  Total expenses                         (6,049)               (149)               (552,352)
                                      ---------             -------             -----------
  Net investment income (loss)           (6,049)               (149)                  3,418
                                      ---------             -------             -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   6,980               1,872               5,683,315
 Net realized gain on
  distributions                              --                  --                 384,059
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        85,777                (602)              6,762,906
                                      ---------             -------             -----------
  Net gain (loss) on
   investments                           92,757               1,270              12,830,280
                                      ---------             -------             -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $86,708              $1,121             $12,833,698
                                      =========             =======             ===========

(14) Not funded as of December 31, 2013.

(15) Formerly Invesco Van Kampen V.I. Growth and Income Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                             INVESCO V.I.         INVESCO V.I.
                                            COMSTOCK FUND      AMERICAN FRANCHISE
                                           SUB-ACCOUNT (16)     SUB-ACCOUNT (17)
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $36,611               $242,663
                                               --------            -----------
EXPENSES:
 Administrative charges                          (5,194)                    --
 Mortality and expense risk charges             (39,655)            (1,156,858)
                                               --------            -----------
  Total expenses                                (44,849)            (1,156,858)
                                               --------            -----------
  Net investment income (loss)                   (8,238)              (914,195)
                                               --------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   60,538              3,167,842
 Net realized gain on distributions                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      708,605             17,146,395
                                               --------            -----------
  Net gain (loss) on investments                769,143             20,314,237
                                               --------            -----------
  Net increase (decrease) in net assets
   resulting from operations                   $760,905            $19,400,042
                                               ========            ===========

(16) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

(17) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                  WELLS FARGO           WELLS FARGO         WELLS FARGO
                                            INVESCO V.I.          ADVANTAGE VT         ADVANTAGE VT         ADVANTAGE VT
                                              MID CAP             INDEX ASSET          TOTAL RETURN          INTRINSIC
                                            GROWTH FUND         ALLOCATION FUND          BOND FUND           VALUE FUND
                                          SUB-ACCOUNT (18)        SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $44,754               $12,049              $63,276             $25,705
                                             ----------            ----------            ---------            --------
EXPENSES:
 Administrative charges                              --                    --                   --                  --
 Mortality and expense risk charges            (202,812)              (16,274)             (96,447)            (44,774)
                                             ----------            ----------            ---------            --------
  Total expenses                               (202,812)              (16,274)             (96,447)            (44,774)
                                             ----------            ----------            ---------            --------
  Net investment income (loss)                 (158,058)               (4,225)             (33,171)            (19,069)
                                             ----------            ----------            ---------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  781,908                33,331               19,279             103,215
 Net realized gain on distributions                  --                    --              164,323                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,475,266                97,499             (376,672)            537,394
                                             ----------            ----------            ---------            --------
  Net gain (loss) on investments              3,257,174               130,830             (193,070)            640,609
                                             ----------            ----------            ---------            --------
  Net increase (decrease) in net
   assets resulting from operations          $3,099,116              $126,605            $(226,241)           $621,540
                                             ==========            ==========            =========            ========

                                           WELLS FARGO         WELLS FARGO
                                           ADVANTAGE VT        ADVANTAGE VT        WELLS FARGO
                                          INTERNATIONAL         SMALL CAP          ADVANTAGE VT
                                           EQUITY FUND         GROWTH FUND        DISCOVERY FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $24,424                $ --                $129
                                             --------            --------            --------
EXPENSES:
 Administrative charges                            --                  --                  --
 Mortality and expense risk charges           (21,094)            (43,047)            (34,731)
                                             --------            --------            --------
  Total expenses                              (21,094)            (43,047)            (34,731)
                                             --------            --------            --------
  Net investment income (loss)                  3,330             (43,047)            (34,602)
                                             --------            --------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 38,727             131,779             197,983
 Net realized gain on distributions            56,797             120,438              50,010
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     83,754             697,116             395,997
                                             --------            --------            --------
  Net gain (loss) on investments              179,278             949,333             643,990
                                             --------            --------            --------
  Net increase (decrease) in net
   assets resulting from operations          $182,608            $906,286            $609,388
                                             ========            ========            ========

(18) Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              WELLS FARGO
                                             ADVANTAGE VT          WELLS FARGO
                                               SMALL CAP           ADVANTAGE VT
                                              VALUE FUND         OPPORTUNITY FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $1,618                  $721
                                               ---------            ----------
EXPENSES:
 Administrative charges                               --                    --
 Mortality and expense risk charges               (4,521)               (6,489)
                                               ---------            ----------
  Total expenses                                  (4,521)               (6,489)
                                               ---------            ----------
  Net investment income (loss)                    (2,903)               (5,768)
                                               ---------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (23,484)               13,098
 Net realized gain on distributions                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        57,936                87,698
                                               ---------            ----------
  Net gain (loss) on investments                  34,452               100,796
                                               ---------            ----------
  Net increase (decrease) in net assets
   resulting from operations                     $31,549               $95,028
                                               =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                                 VALUE FUND               GROWTH FUND
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $48,024                  $(18,003)
 Net realized gain (loss) on security
  transactions                                       439,272                    50,842
 Net realized gain on distributions                       --                     1,922
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         1,652,826                   460,232
                                                ------------              ------------
 Net increase (decrease) in net assets
  resulting from operations                        2,140,122                   494,993
                                                ------------              ------------
UNIT TRANSACTIONS:
 Purchases                                         1,249,180                 1,443,495
 Net transfers                                      (583,935)                  (78,056)
 Surrenders for benefit payments and
  fees                                              (449,628)                  (29,655)
 Other transactions                                     (156)                     (738)
 Death benefits                                      (67,821)                  (38,128)
 Net annuity transactions                                 --                        --
                                                ------------              ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                   147,640                 1,296,918
                                                ------------              ------------
 Net increase (decrease) in net assets             2,287,762                 1,791,911
NET ASSETS:
 Beginning of year                                 6,759,844                   765,045
                                                ------------              ------------
 End of year                                      $9,047,606                $2,556,956
                                                ============              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                             BALANCED WEALTH            INTERNATIONAL              SMALL/MID CAP
                                           STRATEGY PORTFOLIO          VALUE PORTFOLIO            VALUE PORTFOLIO
                                               SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $197,416                 $1,206,672                 $(196,307)
 Net realized gain (loss) on security
  transactions                                    2,598,691                    891,998                 3,100,993
 Net realized gain on distributions                      --                         --                 1,147,484
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        1,445,500                  3,705,584                 1,685,598
                                              -------------             --------------             -------------
 Net increase (decrease) in net assets
  resulting from operations                       4,241,607                  5,804,254                 5,737,768
                                              -------------             --------------             -------------
UNIT TRANSACTIONS:
 Purchases                                          273,317                    252,077                   238,344
 Net transfers                                   (1,897,367)                (8,069,172)                  770,044
 Surrenders for benefit payments and
  fees                                           (5,870,996)                (5,150,494)               (4,757,284)
 Other transactions                                     463                     (1,824)                    4,625
 Death benefits                                    (261,248)                  (581,507)                 (230,012)
 Net annuity transactions                                --                         --                        --
                                              -------------             --------------             -------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (7,755,831)               (13,550,920)               (3,974,283)
                                              -------------             --------------             -------------
 Net increase (decrease) in net assets           (3,514,224)                (7,746,666)                1,763,485
NET ASSETS:
 Beginning of year                               32,333,240                 35,173,259                17,360,732
                                              -------------             --------------             -------------
 End of year                                    $28,819,016                $27,426,593               $19,124,217
                                              =============             ==============             =============

                                                                    ALLIANCEBERNSTEIN VPS          INVESCO V.I.
                                         ALLIANCEBERNSTEIN VPS          INTERNATIONAL                 VALUE
                                            VALUE PORTFOLIO           GROWTH PORTFOLIO          OPPORTUNITIES FUND
                                              SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT (1)
--------------------------------------  -----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $12,031                   $(59,934)                 $(394,041)
 Net realized gain (loss) on security
  transactions                                     260,618                    336,375                 (3,222,472)
 Net realized gain on distributions                     --                         --                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         181,114                    414,874                 23,365,662
                                              ------------              -------------             --------------
 Net increase (decrease) in net assets
  resulting from operations                        453,763                    691,315                 19,749,149
                                              ------------              -------------             --------------
UNIT TRANSACTIONS:
 Purchases                                          21,307                     11,378                    528,683
 Net transfers                                     733,132                 (1,726,241)                (6,739,936)
 Surrenders for benefit payments and
  fees                                            (370,827)                (1,672,216)               (16,792,364)
 Other transactions                                    (26)                         4                     75,947
 Death benefits                                    (26,245)                   (53,385)                (1,911,744)
 Net annuity transactions                               --                       (368)                   228,510
                                              ------------              -------------             --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 357,341                 (3,440,828)               (24,610,904)
                                              ------------              -------------             --------------
 Net increase (decrease) in net assets             811,104                 (2,749,513)                (4,861,755)
NET ASSETS:
 Beginning of year                               1,166,545                  7,813,720                 74,300,215
                                              ------------              -------------             --------------
 End of year                                    $1,977,649                 $5,064,207                $69,438,460
                                              ============              =============             ==============

(1) Formerly Invesco Van Kampen V.I. Value Opportunities Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                          INVESCO V.I.        INVESCO V.I.
                                              CORE             GOVERNMENT
                                          EQUITY FUND        SECURITIES FUND
                                          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(590,278)          $5,203,140
 Net realized gain (loss) on security
  transactions                              13,313,496           (2,639,938)
 Net realized gain on distributions                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  26,195,649          (24,197,731)
                                          ------------        -------------
 Net increase (decrease) in net assets
  resulting from operations                 38,918,867          (21,634,529)
                                          ------------        -------------
UNIT TRANSACTIONS:
 Purchases                                   2,539,308            4,622,810
 Net transfers                              33,361,039          (72,567,297)
 Surrenders for benefit payments and
  fees                                     (38,212,081)        (121,945,046)
 Other transactions                            238,027            1,203,195
 Death benefits                             (2,804,755)         (11,920,097)
 Net annuity transactions                      190,980              509,404
                                          ------------        -------------
 Net increase (decrease) in net assets
  resulting from unit transactions          (4,687,482)        (200,097,031)
                                          ------------        -------------
 Net increase (decrease) in net assets      34,231,385         (221,731,560)
NET ASSETS:
 Beginning of year                         150,085,542          570,722,972
                                          ------------        -------------
 End of year                              $184,316,927         $348,991,412
                                          ============        =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        INVESCO V.I.        INVESCO V.I.       INVESCO V.I.
                                        INTERNATIONAL       MID CAP CORE        SMALL CAP
                                         GROWTH FUND        EQUITY FUND        EQUITY FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(696,956)        $(2,076,916)       $(2,139,332)
 Net realized gain (loss) on security
  transactions                            11,748,100          13,011,331         18,172,319
 Net realized gain on distributions               --          12,279,992          1,222,463
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                19,043,858          18,975,828         19,654,124
                                        ------------        ------------       ------------
 Net increase (decrease) in net assets
  resulting from operations               30,095,002          42,190,235         36,909,574
                                        ------------        ------------       ------------
UNIT TRANSACTIONS:
 Purchases                                 5,626,485           1,167,121          2,133,307
 Net transfers                            25,949,679           1,422,436          7,748,051
 Surrenders for benefit payments and
  fees                                   (40,195,040)        (44,422,021)       (30,367,290)
 Other transactions                          376,506             373,691            339,939
 Death benefits                           (3,244,194)         (3,111,929)        (2,048,385)
 Net annuity transactions                     (5,868)            100,099             24,726
                                        ------------        ------------       ------------
 Net increase (decrease) in net assets
  resulting from unit transactions       (11,492,432)        (44,470,603)       (22,169,652)
                                        ------------        ------------       ------------
 Net increase (decrease) in net assets    18,602,570          (2,280,368)        14,739,922
NET ASSETS:
 Beginning of year                       179,099,294         176,825,801        115,464,633
                                        ------------        ------------       ------------
 End of year                            $197,701,864        $174,545,433       $130,204,555
                                        ============        ============       ============

                                        INVESCO V.I.
                                        BALANCED RISK          INVESCO V.I.           INVESCO V.I.
                                         ALLOCATION             DIVERSIFIED               MONEY
                                            FUND               DIVIDEND FUND           MARKET FUND
                                         SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (2)
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(40,326)               $3,882                $(689,173)
 Net realized gain (loss) on security
  transactions                               853,098                47,148                       --
 Net realized gain on distributions          584,025                    --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                (1,542,909)               42,303                       --
                                         -----------             ---------            -------------
 Net increase (decrease) in net assets
  resulting from operations                 (146,112)               93,333                 (689,173)
                                         -----------             ---------            -------------
UNIT TRANSACTIONS:
 Purchases                                   681,203                    --                  786,136
 Net transfers                            (2,605,421)             (126,397)             262,267,701
 Surrenders for benefit payments and
  fees                                    (3,572,174)              (47,554)            (132,909,254)
 Other transactions                               34                    --                  604,741
 Death benefits                             (147,152)                   --               (3,499,610)
 Net annuity transactions                         --                    --                   29,210
                                         -----------             ---------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions        (5,643,510)             (173,951)             127,278,924
                                         -----------             ---------            -------------
 Net increase (decrease) in net assets    (5,789,622)              (80,618)             126,589,751
NET ASSETS:
 Beginning of year                        24,508,501               374,320                       --
                                         -----------             ---------            -------------
 End of year                             $18,718,879              $293,702             $126,589,751
                                         ===========             =========            =============

(2)  Funded as of July 17, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            AMERICAN CENTURY VP     AMERICAN FUNDS
                                                  MID CAP               GLOBAL
                                                 VALUE FUND            BOND FUND
                                                SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $1,425             $(3,388,621)
 Net realized gain (loss) on security
  transactions                                       46,687               5,560,815
 Net realized gain on distributions                   7,997               2,520,063
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           67,746             (15,124,137)
                                                 ----------         ---------------
 Net increase (decrease) in net assets
  resulting from operations                         123,855             (10,431,880)
                                                 ----------         ---------------
UNIT TRANSACTIONS:
 Purchases                                           83,720               1,857,126
 Net transfers                                        2,926             (41,716,706)
 Surrenders for benefit payments and
  fees                                               (8,509)            (54,776,662)
 Other transactions                                     (12)                806,548
 Death benefits                                          --              (3,546,022)
 Net annuity transactions                                --                 152,759
                                                 ----------         ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions                   78,125             (97,222,957)
                                                 ----------         ---------------
 Net increase (decrease) in net assets              201,980            (107,654,837)
NET ASSETS:
 Beginning of year                                  222,746             250,979,429
                                                 ----------         ---------------
 End of year                                       $424,726            $143,324,592
                                                 ==========         ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        AMERICAN FUNDS                               AMERICAN FUNDS
                                            GLOBAL             AMERICAN FUNDS           BLUE CHIP
                                          GROWTH AND               ASSET               INCOME AND
                                          INCOME FUND         ALLOCATION FUND          GROWTH FUND
                                          SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $3,567,532            $(3,652,530)              $46,250
 Net realized gain (loss) on security
  transactions                               11,632,568             98,804,588            51,030,450
 Net realized gain on distributions                  --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   47,822,676             96,808,598           102,593,438
                                        ---------------       ----------------       ---------------
 Net increase (decrease) in net assets
  resulting from operations                  63,022,776            191,960,656           153,670,138
                                        ---------------       ----------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                    4,375,378              7,995,007             3,924,546
 Net transfers                              (90,772,794)           (38,232,294)          (47,101,409)
 Surrenders for benefit payments and
  fees                                     (103,460,317)          (211,643,408)         (132,768,557)
 Other transactions                           1,244,312              1,119,066               688,657
 Death benefits                              (5,649,253)           (24,420,497)          (12,109,647)
 Net annuity transactions                       102,618              1,322,646             1,012,700
                                        ---------------       ----------------       ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (194,160,056)          (263,859,480)         (186,353,710)
                                        ---------------       ----------------       ---------------
 Net increase (decrease) in net assets     (131,137,280)           (71,898,824)          (32,683,572)
NET ASSETS:
 Beginning of year                          405,177,758          1,003,590,407           578,212,877
                                        ---------------       ----------------       ---------------
 End of year                               $274,040,478           $931,691,583          $545,529,305
                                        ===============       ================       ===============


                                                              AMERICAN FUNDS
                                        AMERICAN FUNDS            GLOBAL             AMERICAN FUNDS
                                           BOND FUND            GROWTH FUND           GROWTH FUND
                                          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $1,978,546           $(2,001,852)          $(16,987,286)
 Net realized gain (loss) on security
  transactions                                2,833,528            52,477,191            199,137,290
 Net realized gain on distributions           8,759,030                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  (43,853,482)           30,910,203            282,770,281
                                        ---------------       ---------------       ----------------
 Net increase (decrease) in net assets
  resulting from operations                 (30,282,378)           81,385,542            464,920,285
                                        ---------------       ---------------       ----------------
UNIT TRANSACTIONS:
 Purchases                                    5,648,945             2,829,071             12,969,885
 Net transfers                              276,217,603           (38,663,138)          (168,808,763)
 Surrenders for benefit payments and
  fees                                     (200,748,201)          (82,093,877)          (450,293,524)
 Other transactions                           1,846,129               691,216              3,466,580
 Death benefits                             (19,049,313)           (6,900,751)           (33,813,226)
 Net annuity transactions                     1,221,192               377,820              2,168,839
                                        ---------------       ---------------       ----------------
 Net increase (decrease) in net assets
  resulting from unit transactions           65,136,355          (123,759,659)          (634,310,209)
                                        ---------------       ---------------       ----------------
 Net increase (decrease) in net assets       34,853,977           (42,374,117)          (169,389,924)
NET ASSETS:
 Beginning of year                          897,788,604           368,355,610          1,975,408,899
                                        ---------------       ---------------       ----------------
 End of year                               $932,642,581          $325,981,493         $1,806,018,975
                                        ===============       ===============       ================

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                                AMERICAN FUNDS             AMERICAN FUNDS
                                              GROWTH-INCOME FUND         INTERNATIONAL FUND
                                                 SUB-ACCOUNT                 SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(9,494,790)               $(2,256,481)
 Net realized gain (loss) on security
  transactions                                      173,500,905                 27,093,666
 Net realized gain on distributions                          --                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          368,826,487                 67,973,677
                                               ----------------            ---------------
 Net increase (decrease) in net assets
  resulting from operations                         532,832,602                 92,810,862
                                               ----------------            ---------------
UNIT TRANSACTIONS:
 Purchases                                           16,080,516                  3,681,882
 Net transfers                                     (178,254,219)                (9,381,917)
 Surrenders for benefit payments and
  fees                                             (453,927,246)              (122,584,872)
 Other transactions                                   3,072,521                    906,721
 Death benefits                                     (41,379,860)                (8,064,944)
 Net annuity transactions                             2,312,658                    488,803
                                               ----------------            ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (652,095,630)              (134,954,327)
                                               ----------------            ---------------
 Net increase (decrease) in net assets             (119,263,028)               (42,143,465)
NET ASSETS:
 Beginning of year                                2,013,947,619                550,324,522
                                               ----------------            ---------------
 End of year                                     $1,894,684,591               $508,181,057
                                               ================            ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                 WELLS FARGO
                                                                       AMERICAN FUNDS            ADVANTAGE VT
                                             AMERICAN FUNDS             GLOBAL SMALL                OMEGA
                                             NEW WORLD FUND         CAPITALIZATION FUND          GROWTH FUND
                                              SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(1,370,998)              $(1,998,653)               $(24,696)
 Net realized gain (loss) on security
  transactions                                   37,986,471                21,837,623                 176,357
 Net realized gain on distributions               1,098,765                        --                 115,086
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (19,145,925)               32,809,585                 161,203
                                             --------------            --------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                      18,568,313                52,648,555                 427,950
                                             --------------            --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                        2,143,201                 1,962,513                   4,332
 Net transfers                                  (35,874,057)                4,013,686                (129,508)
 Surrenders for benefit payments and
  fees                                          (61,417,678)              (58,329,127)               (275,240)
 Other transactions                                 610,984                   500,850                      (1)
 Death benefits                                  (3,621,866)               (3,551,242)               (131,682)
 Net annuity transactions                            (5,898)                  137,573                      --
                                             --------------            --------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (98,165,314)              (55,265,747)               (532,099)
                                             --------------            --------------            ------------
 Net increase (decrease) in net assets          (79,597,001)               (2,617,192)               (104,149)
NET ASSETS:
 Beginning of year                              278,279,326               226,841,763               1,432,385
                                             --------------            --------------            ------------
 End of year                                   $198,682,325              $224,224,571              $1,328,236
                                             ==============            ==============            ============


                                        FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP
                                            GROWTH              CONTRAFUND              MID CAP
                                           PORTFOLIO             PORTFOLIO             PORTFOLIO
                                          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(112,142)            $(751,285)          $(1,042,749)
 Net realized gain (loss) on security
  transactions                               1,255,700            16,818,147            11,049,004
 Net realized gain on distributions              3,919                25,198             9,463,141
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     837,474             9,727,607             3,785,294
                                         -------------        --------------        --------------
 Net increase (decrease) in net assets
  resulting from operations                  1,984,951            25,819,667            23,254,690
                                         -------------        --------------        --------------
UNIT TRANSACTIONS:
 Purchases                                      73,309             9,189,880             1,393,511
 Net transfers                              (1,037,858)          (20,744,936)           (9,081,446)
 Surrenders for benefit payments and
  fees                                      (2,195,619)          (18,220,621)          (15,718,215)
 Other transactions                                (28)               (2,415)                  (30)
 Death benefits                                (30,320)           (1,208,185)           (1,191,214)
 Net annuity transactions                           --                68,134                  (382)
                                         -------------        --------------        --------------
 Net increase (decrease) in net assets
  resulting from unit transactions          (3,190,516)          (30,918,143)          (24,597,776)
                                         -------------        --------------        --------------
 Net increase (decrease) in net assets      (1,205,565)           (5,098,476)           (1,343,086)
NET ASSETS:
 Beginning of year                           7,358,549            98,736,683            79,149,157
                                         -------------        --------------        --------------
 End of year                                $6,152,984           $93,638,207           $77,806,071
                                         =============        ==============        ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                  FIDELITY(R) VIP
                                            FIDELITY(R) VIP       DYNAMIC CAPITAL
                                            VALUE STRATEGIES        APPRECIATION
                                               PORTFOLIO             PORTFOLIO
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(72,190)             $(51,918)
 Net realized gain (loss) on security
  transactions                                  1,255,910               486,098
 Net realized gain on distributions                    --               285,122
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        324,768               321,644
                                               ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     1,508,488             1,040,946
                                               ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                         24,047                10,775
 Net transfers                                   (123,804)              824,228
 Surrenders for benefit payments and
  fees                                         (1,334,362)           (1,028,183)
 Other transactions                                 2,337                     5
 Death benefits                                   (76,799)              (27,044)
 Net annuity transactions                              --                    --
                                               ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (1,508,581)             (220,219)
                                               ----------            ----------
 Net increase (decrease) in net assets                (93)              820,727
NET ASSETS:
 Beginning of year                              5,633,843             2,777,891
                                               ----------            ----------
 End of year                                   $5,633,750            $3,598,618
                                               ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                 FRANKLIN
                                          FIDELITY(R) VIP         RISING               FRANKLIN
                                          STRATEGIC INCOME       DIVIDENDS              INCOME
                                             PORTFOLIO        SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $37,974         $(1,039,336)           $75,945,732
 Net realized gain (loss) on security
  transactions                                    8,095          73,168,104             20,080,102
 Net realized gain on distributions              12,366                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (69,001)         87,099,953             69,513,674
                                             ----------        ------------         --------------
 Net increase (decrease) in net assets
  resulting from operations                     (10,566)        159,228,721            165,539,508
                                             ----------        ------------         --------------
UNIT TRANSACTIONS:
 Purchases                                       43,640           8,408,057             13,141,935
 Net transfers                                 (322,569)        (17,976,564)          (298,005,173)
 Surrenders for benefit payments and
  fees                                          (59,080)       (180,146,668)          (374,701,566)
 Other transactions                                   1           1,780,118              3,052,953
 Death benefits                                 (28,553)        (12,668,035)           (32,387,724)
 Net annuity transactions                            --             261,762                581,045
                                             ----------        ------------         --------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (366,561)       (200,341,330)          (688,318,530)
                                             ----------        ------------         --------------
 Net increase (decrease) in net assets         (377,127)        (41,112,609)          (522,779,022)
NET ASSETS:
 Beginning of year                            1,610,832         662,298,788          1,719,573,259
                                             ----------        ------------         --------------
 End of year                                 $1,233,705        $621,186,179         $1,196,794,237
                                             ==========        ============         ==============

                                              FRANKLIN               FRANKLIN               FRANKLIN
                                              LARGE CAP               GLOBAL             SMALL-MID CAP
                                               GROWTH              REAL ESTATE               GROWTH
                                           SECURITIES FUND       SECURITIES FUND        SECURITIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(724,923)             $251,987             $(4,136,039)
 Net realized gain (loss) on security
  transactions                                10,080,321              (269,700)             19,815,930
 Net realized gain on distributions                   --                    --              14,319,048
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    12,393,690                94,639              38,720,902
                                             -----------            ----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                   21,749,088                76,926              68,719,841
                                             -----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                       739,943                36,704               1,992,637
 Net transfers                                (9,089,159)              281,560              10,389,710
 Surrenders for benefit payments and
  fees                                       (23,723,923)           (1,193,930)            (54,233,084)
 Other transactions                              192,580                 1,295                 355,999
 Death benefits                               (1,527,270)             (141,888)             (3,252,290)
 Net annuity transactions                         27,547                20,708                 161,297
                                             -----------            ----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (33,380,282)             (995,551)            (44,585,731)
                                             -----------            ----------            ------------
 Net increase (decrease) in net assets       (11,631,194)             (918,625)             24,134,110
NET ASSETS:
 Beginning of year                            96,872,740             8,388,156             214,218,229
                                             -----------            ----------            ------------
 End of year                                 $85,241,546            $7,469,531            $238,352,339
                                             ===========            ==========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                  FRANKLIN             FRANKLIN
                                                 SMALL CAP             STRATEGIC
                                                   VALUE                INCOME
                                              SECURITIES FUND       SECURITIES FUND
                                                SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(357,175)          $33,598,985
 Net realized gain (loss) on security
  transactions                                     10,174,945            17,297,210
 Net realized gain on distributions                 1,229,068             9,724,801
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         10,971,400           (51,365,053)
                                               --------------       ---------------
 Net increase (decrease) in net assets
  resulting from operations                        22,018,238             9,255,943
                                               --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                            970,414             6,967,836
 Net transfers                                     16,192,625          (132,676,464)
 Surrenders for benefit payments and
  fees                                            (20,032,196)         (177,591,000)
 Other transactions                                   167,311             1,225,287
 Death benefits                                    (1,033,223)          (15,370,109)
 Net annuity transactions                              44,815               798,138
                                               --------------       ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (3,690,254)         (316,646,312)
                                               --------------       ---------------
 Net increase (decrease) in net assets             18,327,984          (307,390,369)
                                               --------------       ---------------
NET ASSETS:
 Beginning of year                                 67,946,048           859,447,857
                                               --------------       ---------------
 End of year                                      $86,274,032          $552,057,488
                                               ==============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              TEMPLETON
                                                              DEVELOPING                TEMPLETON
                                  MUTUAL SHARES                MARKETS                   FOREIGN
                                 SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                   SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $2,615,533                  $427,960                $1,697,345
 Net realized gain (loss) on
  security transactions               64,916,919                 7,003,852                16,630,937
 Net realized gain on
  distributions                               --                        --                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                    142,252,864               (11,184,408)               44,341,351
                                 ---------------            --------------            --------------
 Net increase (decrease) in net
  assets resulting from
  operations                         209,785,316                (3,752,596)               62,669,633
                                 ---------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                            10,281,883                   957,674                 6,683,269
 Net transfers                       (44,082,609)              (17,774,451)               28,491,790
 Surrenders for benefit
  payments and fees                 (205,405,487)              (28,297,347)              (72,844,546)
 Other transactions                    1,899,582                   180,782                   409,788
 Death benefits                      (16,567,809)               (1,506,863)               (5,443,230)
 Net annuity transactions                136,304                    57,252                   245,246
                                 ---------------            --------------            --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                      (253,738,136)              (46,382,953)              (42,457,683)
                                 ---------------            --------------            --------------
 Net increase (decrease) in net
  assets                             (43,952,820)              (50,135,549)               20,211,950
                                 ---------------            --------------            --------------
NET ASSETS:
 Beginning of year                   910,064,471               138,758,886               324,020,727
                                 ---------------            --------------            --------------
 End of year                        $866,111,651               $88,623,337              $344,232,677
                                 ===============            ==============            ==============

                                                                                          FRANKLIN
                                    TEMPLETON                   MUTUAL                    FLEX CAP
                                     GROWTH                GLOBAL DISCOVERY                GROWTH
                                 SECURITIES FUND            SECURITIES FUND           SECURITIES FUND
                                   SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $4,434,801                 $1,430,736                 $(777,870)
 Net realized gain (loss) on
  security transactions               21,849,485                 32,880,542                 7,313,487
 Net realized gain on
  distributions                               --                 35,174,580                   120,815
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     75,728,844                 25,664,003                 6,289,083
                                 ---------------            ---------------            --------------
 Net increase (decrease) in net
  assets resulting from
  operations                         102,013,130                 95,149,861                12,945,515
                                 ---------------            ---------------            --------------
UNIT TRANSACTIONS:
 Purchases                             6,624,970                  3,595,917                   493,035
 Net transfers                       (60,920,653)               (63,018,861)               (4,934,540)
 Surrenders for benefit
  payments and fees                  (94,710,554)              (102,784,152)              (14,488,810)
 Other transactions                    1,004,951                    968,116                   185,309
 Death benefits                       (8,235,789)                (6,890,493)                 (678,224)
 Net annuity transactions                 72,297                    105,111                    (2,594)
                                 ---------------            ---------------            --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                      (156,164,778)              (168,024,362)              (19,425,824)
                                 ---------------            ---------------            --------------
 Net increase (decrease) in net
  assets                             (54,151,648)               (72,874,501)               (6,480,309)
                                 ---------------            ---------------            --------------
NET ASSETS:
 Beginning of year                   428,464,235                443,171,915                47,222,276
                                 ---------------            ---------------            --------------
 End of year                        $374,312,587               $370,297,414               $40,741,967
                                 ===============            ===============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 FRANKLIN
                                                 LARGE CAP                TEMPLETON
                                                   VALUE                 GLOBAL BOND
                                              SECURITIES FUND          SECURITIES FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(119,183)               $4,194,026
 Net realized gain (loss) on security
  transactions                                     2,246,318                 3,950,384
 Net realized gain on distributions                       --                 1,605,276
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         5,482,477               (10,595,246)
                                               -------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                        7,609,612                  (845,560)
                                               -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                           149,503                 1,708,105
 Net transfers                                     5,053,017               (27,321,804)
 Surrenders for benefit payments and
  fees                                            (7,152,675)              (20,476,359)
 Other transactions                                   63,067                     2,748
 Death benefits                                     (648,382)               (2,078,116)
 Net annuity transactions                             36,035                    49,796
                                               -------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (2,499,435)              (48,115,630)
                                               -------------            --------------
 Net increase (decrease) in net assets             5,110,177               (48,961,190)
NET ASSETS:
 Beginning of year                                23,412,764               140,426,200
                                               -------------            --------------
 End of year                                     $28,522,941               $91,465,010
                                               =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               HARTFORD              HARTFORD
                                          HARTFORD               TOTAL                CAPITAL
                                          BALANCED            RETURN BOND          APPRECIATION
                                          HLS FUND             HLS FUND              HLS FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $7,445           $19,356,132           $(4,361,730)
 Net realized gain (loss) on security
  transactions                              1,392,766            10,008,437           113,753,681
 Net realized gain on distributions                --                    --             1,612,796
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  1,911,587           (48,470,767)          104,009,079
                                        -------------       ---------------       ---------------
 Net increase (decrease) in net assets
  resulting from operations                 3,311,798           (19,106,198)          215,013,826
                                        -------------       ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                    270,491             7,256,140             6,521,289
 Net transfers                              4,696,703           139,559,767          (158,678,265)
 Surrenders for benefit payments and
  fees                                     (3,332,779)         (108,426,107)         (106,680,558)
 Other transactions                             3,429                (1,455)               (2,752)
 Death benefits                              (280,406)           (9,369,892)           (8,094,526)
 Net annuity transactions                          --                (5,422)               71,014
                                        -------------       ---------------       ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions          1,357,438            29,013,031          (266,863,798)
                                        -------------       ---------------       ---------------
 Net increase (decrease) in net assets      4,669,236             9,906,833           (51,849,972)
NET ASSETS:
 Beginning of year                         15,963,326           724,071,588           688,564,430
                                        -------------       ---------------       ---------------
 End of year                              $20,632,562          $733,978,421          $636,714,458
                                        =============       ===============       ===============

                                           HARTFORD
                                           DIVIDEND                  HARTFORD                HARTFORD
                                          AND GROWTH             GLOBAL RESEARCH          GLOBAL GROWTH
                                           HLS FUND                  HLS FUND                HLS FUND
                                          SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $1,952,451                  $1,217                $(18,619)
 Net realized gain (loss) on security
  transactions                               52,593,996                 216,424                 251,444
 Net realized gain on distributions          12,660,548                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   59,857,709                 101,714                 487,199
                                        ---------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                 127,064,704                 319,355                 720,024
                                        ---------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                    5,182,373                  37,158                  28,873
 Net transfers                              (56,405,349)                (84,378)                956,819
 Surrenders for benefit payments and
  fees                                      (71,237,373)               (461,184)               (575,849)
 Other transactions                                 349                       2                      11
 Death benefits                              (5,963,864)                     --                (100,298)
 Net annuity transactions                        69,366                      --                      --
                                        ---------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (128,354,498)               (508,402)                309,556
                                        ---------------            ------------            ------------
 Net increase (decrease) in net assets       (1,289,794)               (189,047)              1,029,580
NET ASSETS:
 Beginning of year                          470,508,222               1,398,834               2,003,735
                                        ---------------            ------------            ------------
 End of year                               $469,218,428              $1,209,787              $3,033,315
                                        ===============            ============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HARTFORD
                                           DISCIPLINED           HARTFORD
                                              EQUITY              GROWTH
                                             HLS FUND            HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(546,098)          $(203,427)
 Net realized gain (loss) on security
  transactions                                10,243,437           2,569,534
 Net realized gain on distributions                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    21,507,074           3,367,011
                                          --------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                   31,204,413           5,733,118
                                          --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                       940,007             131,040
 Net transfers                                 6,404,766          (2,416,617)
 Surrenders for benefit payments and
  fees                                       (17,254,703)         (3,213,984)
 Other transactions                               (3,138)                154
 Death benefits                               (1,494,634)           (262,454)
 Net annuity transactions                           (982)              8,273
                                          --------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (11,408,684)         (5,753,588)
                                          --------------       -------------
 Net increase (decrease) in net assets        19,795,729             (20,470)
NET ASSETS:
 Beginning of year                            97,076,786          19,398,175
                                          --------------       -------------
 End of year                                $116,872,515         $19,377,705
                                          ==============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HARTFORD
                                            GROWTH              HARTFORD            HARTFORD
                                        OPPORTUNITIES          HIGH YIELD             INDEX
                                           HLS FUND             HLS FUND            HLS FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(2,346,618)          $3,571,863            $145,354
 Net realized gain (loss) on security
  transactions                              21,217,297            2,647,962           1,596,302
 Net realized gain on distributions                 --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  27,325,776           (3,635,990)          6,750,964
                                        --------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                 46,196,455            2,583,835           8,492,620
                                        --------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                   1,313,122              885,230          11,895,852
 Net transfers                             (14,148,405)          (8,415,824)         (5,646,504)
 Surrenders for benefit payments and
  fees                                     (25,505,991)         (10,259,619)         (1,192,098)
 Other transactions                             (2,398)                (312)              2,692
 Death benefits                             (1,771,924)            (703,489)           (177,956)
 Net annuity transactions                         (716)                (548)                 --
                                        --------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (40,116,312)         (18,494,562)          4,881,986
                                        --------------       --------------       -------------
 Net increase (decrease) in net assets       6,080,143          (15,910,727)         13,374,606
NET ASSETS:
 Beginning of year                         153,667,930           64,834,987          21,762,961
                                        --------------       --------------       -------------
 End of year                              $159,748,073          $48,924,260         $35,137,567
                                        ==============       ==============       =============

                                          HARTFORD                 HARTFORD
                                        INTERNATIONAL            SMALL/MID CAP               HARTFORD
                                        OPPORTUNITIES               EQUITY                ULTRASHORT BOND
                                          HLS FUND                 HLS FUND                  HLS FUND
                                         SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT (3)
--------------------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $312,628                 $(29,738)               $(8,820,498)
 Net realized gain (loss) on security
  transactions                              2,023,933                1,699,116                    (10,976)
 Net realized gain on distributions                --                  682,880                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  6,000,612                  730,001                     (2,937)
                                        -------------            -------------            ---------------
 Net increase (decrease) in net assets
  resulting from operations                 8,337,173                3,082,259                 (8,834,411)
                                        -------------            -------------            ---------------
UNIT TRANSACTIONS:
 Purchases                                  1,706,610                   74,995                 14,066,246
 Net transfers                             15,422,417               (2,072,658)               345,223,094
 Surrenders for benefit payments and
  fees                                     (6,043,294)              (2,784,044)              (545,285,311)
 Other transactions                               646                      278                  3,177,348
 Death benefits                              (466,992)                 (82,533)               (21,957,133)
 Net annuity transactions                          --                     (828)                   505,688
                                        -------------            -------------            ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions         10,619,387               (4,864,790)              (204,270,068)
                                        -------------            -------------            ---------------
 Net increase (decrease) in net assets     18,956,560               (1,782,531)              (213,104,479)
NET ASSETS:
 Beginning of year                         35,411,519               10,617,696                572,265,112
                                        -------------            -------------            ---------------
 End of year                              $54,368,079               $8,835,165               $359,160,633
                                        =============            =============            ===============

(3)  Formerly Hartford Money Market HLS Fund. Change effective October 18, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                                HARTFORD               HARTFORD
                                              SMALL COMPANY         SMALLCAP GROWTH
                                                HLS FUND               HLS FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(230,344)             $(160,870)
 Net realized gain (loss) on security
  transactions                                   2,072,999              2,514,763
 Net realized gain on distributions              1,250,349              1,331,882
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       2,517,232                570,321
                                               -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                      5,610,236              4,256,096
                                               -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                          97,094                 78,370
 Net transfers                                   8,832,704               (503,417)
 Surrenders for benefit payments and
  fees                                          (4,412,986)            (3,035,362)
 Other transactions                                   (497)                (6,137)
 Death benefits                                   (115,660)              (188,881)
 Net annuity transactions                               --                  6,492
                                               -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               4,400,655             (3,648,935)
                                               -----------            -----------
 Net increase (decrease) in net assets          10,010,891                607,161
NET ASSETS:
 Beginning of year                              11,686,999             11,152,557
                                               -----------            -----------
 End of year                                   $21,697,890            $11,759,718
                                               ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                HARTFORD
                                         HARTFORD            U.S. GOVERNMENT      HARTFORD
                                           STOCK               SECURITIES           VALUE
                                         HLS FUND               HLS FUND          HLS FUND
                                        SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(13,759)               $200,020            $5,560
 Net realized gain (loss) on security
  transactions                             747,724                (531,725)        4,198,612
 Net realized gain on distributions             --                      --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 242,241              (1,117,326)        2,738,423
                                        ----------             -----------       -----------
 Net increase (decrease) in net assets
  resulting from operations                976,206              (1,449,031)        6,942,595
                                        ----------             -----------       -----------
UNIT TRANSACTIONS:
 Purchases                                  32,571                 361,895         1,690,666
 Net transfers                          (2,063,664)            (16,302,174)       (5,371,021)
 Surrenders for benefit payments and
  fees                                  (1,104,175)             (8,247,148)       (5,249,420)
 Other transactions                            (59)                    (21)             (824)
 Death benefits                            (96,545)               (955,751)         (465,166)
 Net annuity transactions                       --                   6,491                --
                                        ----------             -----------       -----------
 Net increase (decrease) in net assets
  resulting from unit transactions      (3,231,872)            (25,136,708)       (9,395,765)
                                        ----------             -----------       -----------
 Net increase (decrease) in net assets  (2,255,666)            (26,585,739)       (2,453,170)
NET ASSETS:
 Beginning of year                       4,631,725              52,540,398        25,410,694
                                        ----------             -----------       -----------
 End of year                            $2,376,059             $25,954,659       $22,957,524
                                        ==========             ===========       ===========

                                                                  AMERICAN FUNDS
                                                                     BLUE CHIP
                                           AMERICAN FUNDS           INCOME AND            AMERICAN FUNDS
                                          ASSET ALLOCATION            GROWTH                   BOND
                                              HLS FUND               HLS FUND                HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(54,891)              $(51,174)               $858,020
 Net realized gain (loss) on security
  transactions                                 7,319,620              4,649,245               1,500,838
 Net realized gain on distributions            3,607,588              2,394,971               4,892,278
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (541,831)             2,727,436             (13,307,008)
                                             -----------            -----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                   10,330,486              9,720,478              (6,055,872)
                                             -----------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                       466,191              2,395,026               1,744,185
 Net transfers                                (3,016,280)            (3,247,111)             76,050,565
 Surrenders for benefit payments and
  fees                                       (10,421,350)            (5,674,301)            (29,755,071)
 Other transactions                                 (149)                   229                     167
 Death benefits                                 (518,479)              (427,692)             (1,871,155)
 Net annuity transactions                           (402)                    --                  (2,510)
                                             -----------            -----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (13,490,469)            (6,953,849)             46,166,181
                                             -----------            -----------            ------------
 Net increase (decrease) in net assets        (3,159,983)             2,766,629              40,110,309
NET ASSETS:
 Beginning of year                            50,405,080             34,024,304             160,375,779
                                             -----------            -----------            ------------
 End of year                                 $47,245,097            $36,790,933            $200,486,088
                                             ===========            ===========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                      AMERICAN FUNDS
                                              AMERICAN FUNDS          GLOBAL GROWTH
                                               GLOBAL BOND              AND INCOME
                                                 HLS FUND                HLS FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $367,010                $418,149
 Net realized gain (loss) on security
  transactions                                      134,014               9,961,890
 Net realized gain on distributions               1,475,173                 818,343
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (3,562,743)             (1,438,270)
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                      (1,586,546)              9,760,112
                                               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                          292,875                 687,480
 Net transfers                                  (13,384,651)            (20,753,853)
 Surrenders for benefit payments and
  fees                                           (4,825,304)            (10,985,357)
 Other transactions                                     282                     548
 Death benefits                                    (599,296)               (595,972)
 Net annuity transactions                                --                    (462)
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (18,516,094)            (31,647,616)
                                               ------------            ------------
 Net increase (decrease) in net assets          (20,102,640)            (21,887,504)
NET ASSETS:
 Beginning of year                               33,890,679              62,994,261
                                               ------------            ------------
 End of year                                    $13,788,039             $41,106,757
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                    AMERICAN FUNDS
                                            AMERICAN FUNDS           GLOBAL SMALL           AMERICAN FUNDS
                                            GLOBAL GROWTH           CAPITALIZATION              GROWTH
                                               HLS FUND                HLS FUND                HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(274,604)              $(277,419)            $(2,976,711)
 Net realized gain (loss) on security
  transactions                                  3,627,215               3,563,432              31,984,269
 Net realized gain on distributions             1,525,517               4,600,293               8,820,256
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        638,107               3,086,740              32,208,378
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                     5,516,235              10,973,046              70,036,192
                                             ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                         84,191                 669,824              11,369,312
 Net transfers                                 (5,724,783)              3,945,199             (21,212,454)
 Surrenders for benefit payments and
  fees                                         (4,073,413)             (8,757,389)            (45,676,527)
 Other transactions                                (1,104)                    160                  (1,992)
 Death benefits                                  (209,123)               (232,729)             (2,522,203)
 Net annuity transactions                              --                  (1,068)                 (4,308)
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (9,924,232)             (4,376,003)            (58,048,172)
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets         (4,407,997)              6,597,043              11,988,020
NET ASSETS:
 Beginning of year                             25,231,006              44,056,686             273,182,348
                                             ------------            ------------            ------------
 End of year                                  $20,823,009             $50,653,729            $285,170,368
                                             ============            ============            ============


                                            AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS
                                            GROWTH-INCOME           INTERNATIONAL             NEW WORLD
                                               HLS FUND                HLS FUND                HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(511,681)              $(696,540)              $(318,018)
 Net realized gain (loss) on security
  transactions                                 19,448,219              10,826,292               3,362,650
 Net realized gain on distributions             1,952,157               3,448,758               4,092,402
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     22,694,565              19,095,315              (4,521,767)
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                    43,583,260              32,673,825               2,615,267
                                             ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                      9,073,421               5,379,501                 396,298
 Net transfers                                (14,955,360)             (7,376,017)            (12,610,952)
 Surrenders for benefit payments and
  fees                                        (25,187,217)            (29,003,721)             (7,053,184)
 Other transactions                                 1,154                  (4,716)                    248
 Death benefits                                (1,271,639)             (1,718,808)               (356,479)
 Net annuity transactions                          (3,564)                 (1,981)                     --
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (32,343,205)            (32,725,742)            (19,624,069)
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets         11,240,055                 (51,917)            (17,008,802)
NET ASSETS:
 Beginning of year                            149,977,656             183,500,759              44,396,108
                                             ------------            ------------            ------------
 End of year                                 $161,217,711            $183,448,842             $27,387,306
                                             ============            ============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HARTFORD
                                            PORTFOLIO           LORD ABBETT
                                           DIVERSIFIER          FUNDAMENTAL
                                             HLS FUND           EQUITY FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(1,575,801)          $(106,099)
 Net realized gain (loss) on security
  transactions                                (1,851,599)            571,698
 Net realized gain on distributions                   --           1,772,720
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (36,656,121)          1,616,591
                                          --------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                  (40,083,521)          3,854,910
                                          --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                    83,259,817           3,022,786
 Net transfers                                86,120,251            (947,838)
 Surrenders for benefit payments and
  fees                                       (10,505,534)           (655,787)
 Other transactions                                  159                 190
 Death benefits                               (3,813,198)           (182,328)
 Net annuity transactions                             --                  --
                                          --------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions           155,061,495           1,237,023
                                          --------------       -------------
 Net increase (decrease) in net assets       114,977,974           5,091,933
NET ASSETS:
 Beginning of year                           203,083,913           9,862,728
                                          --------------       -------------
 End of year                                $318,061,887         $14,954,661
                                          ==============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         LORD ABBETT
                                         CALIBRATED               LORD ABBETT          LORD ABBETT
                                          DIVIDEND                    BOND             GROWTH AND
                                         GROWTH FUND             DEBENTURE FUND        INCOME FUND
                                         SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $32,046                $1,652,979           $(131,193)
 Net realized gain (loss) on security
  transactions                              1,771,801                 5,122,585           2,412,417
 Net realized gain on distributions         1,611,388                 1,139,587                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    407,039                (3,673,890)          1,538,597
                                        -------------            --------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                 3,822,274                 4,241,261           3,819,821
                                        -------------            --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                     69,447                   578,075             151,434
 Net transfers                              3,071,289               (13,663,356)         (2,961,319)
 Surrenders for benefit payments and
  fees                                     (3,488,227)              (13,689,891)         (2,149,679)
 Other transactions                                12                    (1,230)                 37
 Death benefits                              (163,090)               (1,135,501)           (310,025)
 Net annuity transactions                        (652)                   58,405                  --
                                        -------------            --------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (511,221)              (27,853,498)         (5,269,552)
                                        -------------            --------------       -------------
 Net increase (decrease) in net assets      3,311,053               (23,612,237)         (1,449,731)
NET ASSETS:
 Beginning of year                         14,815,093                78,821,659          12,865,735
                                        -------------            --------------       -------------
 End of year                              $18,126,146               $55,209,422         $11,416,004
                                        =============            ==============       =============


                                         MFS(R) CORE        MFS(R) GROWTH        MFS(R) GLOBAL
                                        EQUITY SERIES           SERIES           EQUITY SERIES
                                         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(139,658)         $(1,576,950)          $(248,745)
 Net realized gain (loss) on security
  transactions                              1,044,459            8,168,472           3,573,117
 Net realized gain on distributions                --              953,293                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  4,394,454           28,171,464           2,358,028
                                        -------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                 5,299,255           35,716,279           5,682,400
                                        -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                    152,428            1,444,064             154,835
 Net transfers                              1,346,442           99,642,558           5,224,994
 Surrenders for benefit payments and
  fees                                     (3,799,772)         (26,326,050)         (6,795,459)
 Other transactions                               531              290,303              77,287
 Death benefits                              (262,059)          (1,806,650)           (455,422)
 Net annuity transactions                     110,568               57,308             124,225
                                        -------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (2,451,862)          73,301,533          (1,669,540)
                                        -------------       --------------       -------------
 Net increase (decrease) in net assets      2,847,393          109,017,812           4,012,860
NET ASSETS:
 Beginning of year                         17,577,045           69,703,082          23,218,072
                                        -------------       --------------       -------------
 End of year                              $20,424,438         $178,720,894         $27,230,932
                                        =============       ==============       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              MFS(R) INVESTORS
                                                   GROWTH           MFS(R) INVESTORS
                                                STOCK SERIES          TRUST SERIES
                                                SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(521,393)          $(2,060,125)
 Net realized gain (loss) on security
  transactions                                      3,885,103            39,449,754
 Net realized gain on distributions                 1,259,817                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          5,907,947            25,607,410
                                               --------------       ---------------
 Net increase (decrease) in net assets
  resulting from operations                        10,531,474            62,997,039
                                               --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                            229,814             2,549,948
 Net transfers                                     (4,195,656)          (48,119,248)
 Surrenders for benefit payments and
  fees                                             (9,574,618)          (61,177,572)
 Other transactions                                    43,857               315,471
 Death benefits                                      (524,074)           (5,234,076)
 Net annuity transactions                              41,752               166,041
                                               --------------       ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (13,978,925)         (111,499,436)
                                               --------------       ---------------
 Net increase (decrease) in net assets             (3,447,451)          (48,502,397)
NET ASSETS:
 Beginning of year                                 44,592,357           262,242,753
                                               --------------       ---------------
 End of year                                      $41,144,906          $213,740,356
                                               ==============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        MFS(R) MID CAP             MFS(R) NEW        MFS(R) TOTAL
                                        GROWTH SERIES           DISCOVERY SERIES     RETURN SERIES
                                         SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,121,518)              $(3,504,807)         $(779,030)
 Net realized gain (loss) on security
  transactions                             3,185,862                22,894,796         42,698,515
 Net realized gain on distributions          221,098                 1,439,472                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                15,840,890                40,468,327         73,518,153
                                         -----------              ------------       ------------
 Net increase (decrease) in net assets
  resulting from operations               18,126,332                61,297,788        115,437,638
                                         -----------              ------------       ------------
UNIT TRANSACTIONS:
 Purchases                                   543,664                 2,250,602          6,400,185
 Net transfers                               (40,451)              (23,375,580)      (117,727,910)
 Surrenders for benefit payments and
  fees                                   (14,053,653)              (47,447,003)      (178,905,492)
 Other transactions                           79,215                   271,417          1,276,699
 Death benefits                           (1,460,659)               (3,250,281)       (15,749,144)
 Net annuity transactions                     78,862                   222,747            528,760
                                         -----------              ------------       ------------
 Net increase (decrease) in net assets
  resulting from unit transactions       (14,853,022)              (71,328,098)      (304,176,902)
                                         -----------              ------------       ------------
 Net increase (decrease) in net assets     3,273,310               (10,030,310)      (188,739,264)
NET ASSETS:
 Beginning of year                        57,492,580               184,837,534        810,351,102
                                         -----------              ------------       ------------
 End of year                             $60,765,890              $174,807,224       $621,611,838
                                         ===========              ============       ============

                                        MFS(R) VALUE       MFS(R) RESEARCH          MFS(R) RESEARCH
                                           SERIES            BOND SERIES         INTERNATIONAL SERIES
                                        SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,759,746)        $(1,200,389)                $(19,947)
 Net realized gain (loss) on security
  transactions                            32,790,504           9,001,897               (1,363,516)
 Net realized gain on distributions        1,118,830           2,634,401                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                74,478,226         (16,081,707)               6,760,004
                                        ------------        ------------              -----------
 Net increase (decrease) in net assets
  resulting from operations              106,627,814          (5,645,798)               5,376,541
                                        ------------        ------------              -----------
UNIT TRANSACTIONS:
 Purchases                                13,676,830           4,769,618                  447,190
 Net transfers                            26,621,584         580,392,113               (9,693,895)
 Surrenders for benefit payments and
  fees                                   (78,542,221)       (118,410,626)              (9,868,248)
 Other transactions                          581,464           1,522,566                   96,822
 Death benefits                           (6,218,611)         (7,811,484)                (655,656)
 Net annuity transactions                    161,446             249,038                   22,060
                                        ------------        ------------              -----------
 Net increase (decrease) in net assets
  resulting from unit transactions       (43,719,508)        460,711,225              (19,651,727)
                                        ------------        ------------              -----------
 Net increase (decrease) in net assets    62,908,306         455,065,427              (14,275,186)
NET ASSETS:
 Beginning of year                       332,978,778         364,024,045               42,082,713
                                        ------------        ------------              -----------
 End of year                            $395,887,084        $819,089,472              $27,807,527
                                        ============        ============              ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              MFS(R) RESEARCH             MFS(R) HIGH
                                                   SERIES               YIELD PORTFOLIO
                                                SUB-ACCOUNT            SUB-ACCOUNT (4)(5)
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(396,321)              $22,972,873
 Net realized gain (loss) on security
  transactions                                      6,100,282               (15,702,674)
 Net realized gain on distributions                    68,754                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          2,845,166                 1,053,303
                                               --------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                         8,617,881                 8,323,502
                                               --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                            341,795                 1,593,082
 Net transfers                                     (5,213,747)              (15,649,636)
 Surrenders for benefit payments and
  fees                                             (9,350,642)              (50,783,720)
 Other transactions                                   101,969                   396,986
 Death benefits                                      (676,995)               (4,214,941)
 Net annuity transactions                                (619)                  301,338
                                               --------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (14,798,239)              (68,356,891)
                                               --------------            --------------
 Net increase (decrease) in net assets             (6,180,358)              (60,033,389)
NET ASSETS:
 Beginning of year                                 35,445,464               217,941,927
                                               --------------            --------------
 End of year                                      $29,265,106              $157,908,538
                                               ==============            ==============

(4)  Funded as of August 15, 2013.

(5) Effective August 16, 2013 MFS High Income Series merged with MFS High Yield Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       BLACKROCK                 BLACKROCK                 BLACKROCK
                                         GLOBAL                    GLOBAL                  LARGE CAP
                                  ALLOCATION V.I. FUND    OPPORTUNITIES V.I. FUND      GROWTH V.I. FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $7,440                  $(5,670)                 $(13,077)
 Net realized gain (loss) on
  security transactions                     16,700                   41,890                   136,006
 Net realized gain on
  distributions                            192,428                       --                    68,871
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          239,357                   54,836                    71,871
                                      ------------               ----------               -----------
 Net increase (decrease) in net
  assets resulting from
  operations                               455,925                   91,056                   263,671
                                      ------------               ----------               -----------
UNIT TRANSACTIONS:
 Purchases                               1,266,363                       --                    50,433
 Net transfers                             872,279                   15,299                   (78,839)
 Surrenders for benefit
  payments and fees                       (252,309)                 (53,304)                 (304,757)
 Other transactions                              1                       (1)                        1
 Death benefits                                 --                       --                    (5,323)
 Net annuity transactions                       --                       --                    35,655
                                      ------------               ----------               -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           1,886,334                  (38,006)                 (302,830)
                                      ------------               ----------               -----------
 Net increase (decrease) in net
  assets                                 2,342,259                   53,050                   (39,159)
NET ASSETS:
 Beginning of year                       2,536,238                  344,956                   981,387
                                      ------------               ----------               -----------
 End of year                            $4,878,497                 $398,006                  $942,228
                                      ============               ==========               ===========

                                        BLACKROCK             UIF CORE PLUS
                                         EQUITY                FIXED INCOME              UIF GROWTH
                                   DIVIDEND V.I. FUND           PORTFOLIO                PORTFOLIO
                                       SUB-ACCOUNT          SUB-ACCOUNT (6)(7)     SUB-ACCOUNT (6)(8)(9)
-------------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $72,705                 $78,939                 $(50,571)
 Net realized gain (loss) on
  security transactions                     369,547                (166,631)                 795,589
 Net realized gain on
  distributions                             148,908                      --                  378,701
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         1,381,983                  81,523                   48,240
                                      -------------            ------------             ------------
 Net increase (decrease) in net
  assets resulting from
  operations                              1,973,143                  (6,169)               1,171,959
                                      -------------            ------------             ------------
UNIT TRANSACTIONS:
 Purchases                                1,800,174                      --                   26,064
 Net transfers                             (635,432)                143,235                 (420,333)
 Surrenders for benefit
  payments and fees                        (387,512)               (189,531)                (367,711)
 Other transactions                             273                       1                        2
 Death benefits                             (99,639)                     --                 (104,888)
 Net annuity transactions                    14,485                      --                       --
                                      -------------            ------------             ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              692,349                 (46,295)                (866,866)
                                      -------------            ------------             ------------
 Net increase (decrease) in net
  assets                                  2,665,492                 (52,464)                 305,093
NET ASSETS:
 Beginning of year                        8,067,470               1,035,559                3,041,184
                                      -------------            ------------             ------------
 End of year                            $10,732,962                $983,095               $3,346,277
                                      =============            ============             ============

(6)  Funded as of September 6, 2013.

(7) Effective September 6, 2013 Morgan Stanley Flexible Income Portfolio merged with UIF Core Plus Fixed Income Portfolio.

(8) Effective September 6, 2013 Morgan Stanley Focus Growth Portfolio merged with UIF Growth Portfolio.

(9) Effective September 6, 2013 Morgan Stanley Multi Cap Growth Portfolio merged with UIF Growth Portfolio.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                          UIF MID CAP             INVESCO V.I.
                                             GROWTH                 AMERICAN
                                           PORTFOLIO               VALUE FUND
                                          SUB-ACCOUNT           SUB-ACCOUNT (10)
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(228,787)              $(146,643)
 Net realized gain (loss) on security
  transactions                               3,516,926               2,925,273
 Net realized gain on distributions            488,712                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   2,418,194               1,640,270
                                          ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                  6,195,045               4,418,900
                                          ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                     117,269                  63,204
 Net transfers                              (7,008,643)             (2,682,755)
 Surrenders for benefit payments and
  fees                                      (3,945,740)             (3,054,314)
 Other transactions                                 45                  (4,334)
 Death benefits                               (256,192)               (162,385)
 Net annuity transactions                           --                      --
                                          ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (11,093,261)             (5,840,584)
                                          ------------            ------------
 Net increase (decrease) in net assets      (4,898,216)             (1,421,684)
NET ASSETS:
 Beginning of year                          22,232,072              15,637,431
                                          ------------            ------------
 End of year                               $17,333,856             $14,215,747
                                          ============            ============

(10) Formerly Invesco Van Kampen V.I. American Value Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    MORGAN STANLEY                                     OPPENHEIMER
                                        MID CAP                BLACKROCK                 CAPITAL
                                        GROWTH                  CAPITAL                APPRECIATION
                                       PORTFOLIO         APPRECIATION V.I. FUND          FUND/VA
                                      SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(10,492)                $(85,525)                $(20,875)
 Net realized gain (loss) on
  security transactions                    27,350                  438,849                  483,437
 Net realized gain on
  distributions                             1,758                1,286,110                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         182,221                  780,872                   96,624
                                      -----------             ------------             ------------
 Net increase (decrease) in net
  assets resulting from
  operations                              200,837                2,420,306                  559,186
                                      -----------             ------------             ------------
UNIT TRANSACTIONS:
 Purchases                                     --                1,599,613                   21,408
 Net transfers                            (40,458)              (1,407,361)                  58,662
 Surrenders for benefit
  payments and fees                       (86,532)                (359,362)                (863,391)
 Other transactions                            --                      (13)                       6
 Death benefits                                --                  (47,933)                 (14,183)
 Net annuity transactions                      --                       --                       --
                                      -----------             ------------             ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (126,990)                (215,056)                (797,498)
                                      -----------             ------------             ------------
 Net increase (decrease) in net
  assets                                   73,847                2,205,250                 (238,312)
NET ASSETS:
 Beginning of year                        635,992                7,187,104                2,491,089
                                      -----------             ------------             ------------
 End of year                             $709,839               $9,392,354               $2,252,777
                                      ===========             ============             ============

                                                                                       OPPENHEIMER
                                       OPPENHEIMER             OPPENHEIMER             MAIN STREET
                                         GLOBAL                MAIN STREET              SMALL CAP
                                         FUND/VA                 FUND/VA                 FUND/VA
                                    SUB-ACCOUNT (11)           SUB-ACCOUNT          SUB-ACCOUNT (12)
-------------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(59,585)              $(27,659)               $(229,343)
 Net realized gain (loss) on
  security transactions                   5,960,231                497,569                6,462,975
 Net realized gain on
  distributions                                  --                     --                  361,058
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          (553,121)               538,643                2,472,975
                                      -------------            -----------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                              5,347,525              1,008,553                9,067,665
                                      -------------            -----------            -------------
UNIT TRANSACTIONS:
 Purchases                                  112,416                 28,836                  223,056
 Net transfers                           (8,461,379)              (340,971)              (6,359,679)
 Surrenders for benefit
  payments and fees                      (4,695,410)              (582,816)              (4,602,327)
 Other transactions                            (272)                  (665)                   1,915
 Death benefits                            (293,493)               (38,026)                (424,825)
 Net annuity transactions                        --                     --                       --
                                      -------------            -----------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (13,338,138)              (933,642)             (11,161,860)
                                      -------------            -----------            -------------
 Net increase (decrease) in net
  assets                                 (7,990,613)                74,911               (2,094,195)
NET ASSETS:
 Beginning of year                       27,307,890              3,725,587               27,876,674
                                      -------------            -----------            -------------
 End of year                            $19,317,277             $3,800,498              $25,782,479
                                      =============            ===========            =============

(11) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

(12) Formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              OPPENHEIMER        PUTNAM VT
                                                 EQUITY         DIVERSIFIED
                                              INCOME FUND       INCOME FUND
                                            SUB-ACCOUNT (13)    SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(16,514)        $1,522,361
 Net realized gain (loss) on security
  transactions                                    203,700          2,661,956
 Net realized gain on distributions                    --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        354,774            591,166
                                               ----------       ------------
 Net increase (decrease) in net assets
  resulting from operations                       541,960          4,775,483
                                               ----------       ------------
UNIT TRANSACTIONS:
 Purchases                                          3,990            904,446
 Net transfers                                  2,213,578        (11,218,989)
 Surrenders for benefit payments and
  fees                                           (606,735)       (13,597,810)
 Other transactions                                    (2)              (490)
 Death benefits                                   (32,714)        (2,233,523)
 Net annuity transactions                              --                 --
                                               ----------       ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              1,578,117        (26,146,366)
                                               ----------       ------------
 Net increase (decrease) in net assets          2,120,077        (21,370,883)
NET ASSETS:
 Beginning of year                              1,569,430         90,905,102
                                               ----------       ------------
 End of year                                   $3,689,507        $69,534,219
                                               ==========       ============

(13) Formerly Oppenheimer Value Fund/VA. Change effective April 30, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              PUTNAM VT             PUTNAM VT             PUTNAM VT
                                            GLOBAL ASSET          INTERNATIONAL         INTERNATIONAL
                                           ALLOCATION FUND          VALUE FUND           EQUITY FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $50,638               $13,289               $(4,418)
 Net realized gain (loss) on security
  transactions                                 1,619,373               102,573                96,827
 Net realized gain on distributions                   --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (528,997)               88,501               236,110
                                             -----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    1,141,014               204,363               328,519
                                             -----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                       187,176                   929                 3,564
 Net transfers                                (3,727,794)              (84,021)              262,234
 Surrenders for benefit payments and
  fees                                        (1,026,090)             (274,233)             (290,794)
 Other transactions                                   (1)                    3                   124
 Death benefits                                  (51,991)               (2,201)              (21,555)
 Net annuity transactions                             --                    --                    --
                                             -----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (4,618,700)             (359,523)              (46,427)
                                             -----------            ----------            ----------
 Net increase (decrease) in net assets        (3,477,686)             (155,160)              282,092
NET ASSETS:
 Beginning of year                             8,526,279             1,305,467             1,303,847
                                             -----------            ----------            ----------
 End of year                                  $5,048,593            $1,150,307            $1,585,939
                                             ===========            ==========            ==========

                                                                 PUTNAM VT
                                            PUTNAM VT            SMALL CAP         PUTNAM VT
                                          INVESTORS FUND         VALUE FUND       VOYAGER FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $657              $(25,995)         $(15,413)
 Net realized gain (loss) on security
  transactions                                  3,096               533,380           626,013
 Net realized gain on distributions                --                40,149                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     42,833               318,860         2,781,251
                                             --------            ----------       -----------
 Net increase (decrease) in net assets
  resulting from operations                    46,586               866,394         3,391,851
                                             --------            ----------       -----------
UNIT TRANSACTIONS:
 Purchases                                      2,884                10,311         1,231,839
 Net transfers                                 12,646               812,581        (1,281,708)
 Surrenders for benefit payments and
  fees                                         (6,312)             (604,269)         (495,379)
 Other transactions                                 7                   483              (111)
 Death benefits                                    --               (43,439)         (107,259)
 Net annuity transactions                          --                 3,246                --
                                             --------            ----------       -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              9,225               178,913          (652,618)
                                             --------            ----------       -----------
 Net increase (decrease) in net assets         55,811             1,045,307         2,739,233
NET ASSETS:
 Beginning of year                            129,579             2,235,027         7,794,695
                                             --------            ----------       -----------
 End of year                                 $185,390            $3,280,334       $10,533,928
                                             ========            ==========       ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                PUTNAM VT                 PIMCO
                                                  EQUITY                ALL ASSET
                                               INCOME FUND                 FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $16,653                 $65,634
 Net realized gain (loss) on security
  transactions                                       48,779                   9,200
 Net realized gain on distributions                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          333,054                 (99,504)
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                         398,486                 (24,670)
                                               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                           19,216                 363,689
 Net transfers                                      135,939                  88,682
 Surrenders for benefit payments and
  fees                                              (69,063)                (26,166)
 Other transactions                                       3                     242
 Death benefits                                          --                      --
 Net annuity transactions                                --                      --
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                   86,095                 426,447
                                               ------------            ------------
 Net increase (decrease) in net assets              484,581                 401,777
NET ASSETS:
 Beginning of year                                1,245,921               1,626,976
                                               ------------            ------------
 End of year                                     $1,730,502              $2,028,753
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                PIMCO
                                         PIMCO                  GLOBAL            JENNISON 20/20
                                     EQS PATHFINDER          MULTI-ASSET              FOCUS               JENNISON
                                          FUND                   FUND               PORTFOLIO             PORTFOLIO
                                      SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $92,985               $14,475               $(9,921)               $(751)
 Net realized gain (loss) on
  security transactions                    211,246                (6,000)               17,178               13,346
 Net realized gain on
  distributions                                 --                    --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          920,311               (89,516)              114,126               (4,579)
                                      ------------            ----------            ----------            ---------
 Net increase (decrease) in net
  assets resulting from
  operations                             1,224,542               (81,041)              121,383                8,016
                                      ------------            ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                               1,402,387               160,868                    35                   --
 Net transfers                            (360,373)              (10,645)               (7,184)              36,977
 Surrenders for benefit
  payments and fees                       (316,827)              (42,099)               (4,256)             (50,415)
 Other transactions                            132                     1                     4                   --
 Death benefits                            (41,953)                   --               (24,324)                  --
 Net annuity transactions                       --                    --                    --                   --
                                      ------------            ----------            ----------            ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             683,366               108,125               (35,725)             (13,438)
                                      ------------            ----------            ----------            ---------
 Net increase (decrease) in net
  assets                                 1,907,908                27,084                85,658               (5,422)
NET ASSETS:
 Beginning of year                       6,249,628               737,329               459,248               44,157
                                      ------------            ----------            ----------            ---------
 End of year                            $8,157,536              $764,413              $544,906              $38,735
                                      ============            ==========            ==========            =========

                                                           PRUDENTIAL
                                      PRUDENTIAL             SERIES               INVESCO V.I.
                                        VALUE             INTERNATIONAL            GROWTH AND
                                      PORTFOLIO              GROWTH               INCOME FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT (14)        SUB-ACCOUNT (15)
-------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(6,049)               $(149)                   $3,418
 Net realized gain (loss) on
  security transactions                    6,980                1,872                 5,683,315
 Net realized gain on
  distributions                               --                   --                   384,059
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         85,777                 (602)                6,762,906
                                      ----------            ---------            --------------
 Net increase (decrease) in net
  assets resulting from
  operations                              86,708                1,121                12,833,698
                                      ----------            ---------            --------------
UNIT TRANSACTIONS:
 Purchases                                    35                   --                   174,751
 Net transfers                           (43,789)             (36,189)               (3,921,928)
 Surrenders for benefit
  payments and fees                       (3,055)                  --                (8,394,038)
 Other transactions                           --                   --                       (30)
 Death benefits                               --                   --                  (613,246)
 Net annuity transactions                     --                   --                    58,859
                                      ----------            ---------            --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (46,809)             (36,189)              (12,695,632)
                                      ----------            ---------            --------------
 Net increase (decrease) in net
  assets                                  39,899              (35,068)                  138,066
NET ASSETS:
 Beginning of year                       315,604               35,068                44,591,206
                                      ----------            ---------            --------------
 End of year                            $355,503                 $ --               $44,729,272
                                      ==========            =========            ==============

(14) Not funded as of December 31, 2013.

(15) Formerly Invesco Van Kampen V.I. Growth and Income Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                               INVESCO V.I.             INVESCO V.I.
                                              COMSTOCK FUND          AMERICAN FRANCHISE
                                             SUB-ACCOUNT (16)         SUB-ACCOUNT (17)
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(8,238)                $(914,195)
 Net realized gain (loss) on security
  transactions                                       60,538                 3,167,842
 Net realized gain on distributions                      --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          708,605                17,146,395
                                               ------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                         760,905                19,400,042
                                               ------------            --------------
UNIT TRANSACTIONS:
 Purchases                                            1,500                   631,301
 Net transfers                                      (93,200)               (4,604,691)
 Surrenders for benefit payments and
  fees                                             (591,112)              (14,176,968)
 Other transactions                                      --                    85,794
 Death benefits                                      (6,971)               (1,327,129)
 Net annuity transactions                                --                   (25,977)
                                               ------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (689,783)              (19,417,670)
                                               ------------            --------------
 Net increase (decrease) in net assets               71,122                   (17,628)
NET ASSETS:
 Beginning of year                                2,630,889                62,842,077
                                               ------------            --------------
 End of year                                     $2,702,011               $62,824,449
                                               ============            ==============

(16) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

(17) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          WELLS FARGO          WELLS FARGO           WELLS FARGO
                                     INVESCO V.I.         ADVANTAGE VT         ADVANTAGE VT         ADVANTAGE VT
                                       MID CAP            INDEX ASSET          TOTAL RETURN           INTRINSIC
                                     GROWTH FUND        ALLOCATION FUND         BOND FUND            VALUE FUND
                                   SUB-ACCOUNT (18)       SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(158,058)            $(4,225)             $(33,171)            $(19,069)
 Net realized gain (loss) on
  security transactions                   781,908              33,331                19,279              103,215
 Net realized gain on
  distributions                                --                  --               164,323                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       2,475,266              97,499              (376,672)             537,394
                                     ------------          ----------          ------------          -----------
 Net increase (decrease) in net
  assets resulting from
  operations                            3,099,116             126,605              (226,241)             621,540
                                     ------------          ----------          ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                170,861              12,500                 7,500              100,506
 Net transfers                          4,399,120             (50,360)              249,778              (38,427)
 Surrenders for benefit
  payments and fees                    (2,478,783)           (183,325)           (1,022,944)            (571,495)
 Other transactions                        18,877                   2                     3                   (1)
 Death benefits                           (28,438)                 --              (166,909)             (50,640)
 Net annuity transactions                    (366)                 --                    --                   --
                                     ------------          ----------          ------------          -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          2,081,271            (221,183)             (932,572)            (560,057)
                                     ------------          ----------          ------------          -----------
 Net increase (decrease) in net
  assets                                5,180,387             (94,578)           (1,158,813)              61,483
NET ASSETS:
 Beginning of year                      8,268,268             818,108             5,451,561            2,477,581
                                     ------------          ----------          ------------          -----------
 End of year                          $13,448,655            $723,530            $4,292,748           $2,539,064
                                     ============          ==========          ============          ===========

                                     WELLS FARGO          WELLS FARGO
                                    ADVANTAGE VT         ADVANTAGE VT          WELLS FARGO
                                    INTERNATIONAL          SMALL CAP          ADVANTAGE VT
                                     EQUITY FUND          GROWTH FUND        DISCOVERY FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $3,330             $(43,047)            $(34,602)
 Net realized gain (loss) on
  security transactions                   38,727              131,779              197,983
 Net realized gain on
  distributions                           56,797              120,438               50,010
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         83,754              697,116              395,997
                                     -----------          -----------          -----------
 Net increase (decrease) in net
  assets resulting from
  operations                             182,608              906,286              609,388
                                     -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                 3,040                1,624                6,000
 Net transfers                           (18,984)            (112,362)             (85,035)
 Surrenders for benefit
  payments and fees                     (329,148)            (389,202)            (260,917)
 Other transactions                           (1)                  --                  (32)
 Death benefits                          (11,316)             (31,157)             (12,753)
 Net annuity transactions                     --                   --                   --
                                     -----------          -----------          -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (356,409)            (531,097)            (352,737)
                                     -----------          -----------          -----------
 Net increase (decrease) in net
  assets                                (173,801)             375,189              256,651
NET ASSETS:
 Beginning of year                     1,273,524            2,159,489            1,618,360
                                     -----------          -----------          -----------
 End of year                          $1,099,723           $2,534,678           $1,875,011
                                     ===========          ===========          ===========

(18) Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             WELLS FARGO
                                             ADVANTAGE VT        WELLS FARGO
                                              SMALL CAP          ADVANTAGE VT
                                              VALUE FUND       OPPORTUNITY FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(2,903)            $(5,768)
 Net realized gain (loss) on security
  transactions                                  (23,484)             13,098
 Net realized gain on distributions                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       57,936              87,698
                                               --------            --------
 Net increase (decrease) in net assets
  resulting from operations                      31,549              95,028
                                               --------            --------
UNIT TRANSACTIONS:
 Purchases                                        1,800               1,200
 Net transfers                                   (9,482)             (1,703)
 Surrenders for benefit payments and
  fees                                          (73,782)            (35,529)
 Other transactions                                   1                  --
 Death benefits                                      --                  --
 Net annuity transactions                            --                  --
                                               --------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions              (81,463)            (36,032)
                                               --------            --------
 Net increase (decrease) in net assets          (49,914)             58,996
NET ASSETS:
 Beginning of year                              279,657             351,370
                                               --------            --------
 End of year                                   $229,743            $410,366
                                               ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                            AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                                 VALUE FUND               GROWTH FUND
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $49,237                   $1,130
 Net realized gain (loss) on security
  transactions                                        33,615                        1
 Net realized gain on distributions                       --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           355,583                       19
                                                ------------               ----------
 Net increase (decrease) in net assets
  resulting from operations                          438,435                    1,150
                                                ------------               ----------
UNIT TRANSACTIONS:
 Purchases                                         3,946,379                  686,504
 Net transfers                                     1,325,694                   76,496
 Surrenders for benefit payments and
  fees                                              (127,920)                    (114)
 Other transactions                                    1,720                        5
 Death benefits                                      (48,984)                      --
 Net annuity transactions                                 --                       --
                                                ------------               ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 5,096,889                  762,891
                                                ------------               ----------
 Net increase (decrease) in net assets             5,535,324                  764,041
NET ASSETS:
 Beginning of year                                 1,224,520                    1,004
                                                ------------               ----------
 End of year                                      $6,759,844                 $765,045
                                                ============               ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                             BALANCED WEALTH             INTERNATIONAL              SMALL/MID CAP
                                           STRATEGY PORTFOLIO           VALUE PORTFOLIO            VALUE PORTFOLIO
                                               SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $108,095                   $(72,998)                 $(211,907)
 Net realized gain (loss) on security
  transactions                                    1,053,049                   (627,285)                 1,145,894
 Net realized gain on distributions                      --                         --                    534,292
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        2,350,295                  4,822,870                  1,053,038
                                              -------------              -------------              -------------
 Net increase (decrease) in net assets
  resulting from operations                       3,511,439                  4,122,587                  2,521,317
                                              -------------              -------------              -------------
UNIT TRANSACTIONS:
 Purchases                                          624,542                    205,086                    682,712
 Net transfers                                    1,566,646                  1,685,005                     (5,517)
 Surrenders for benefit payments and
  fees                                           (4,138,925)                (4,064,009)                (1,803,299)
 Other transactions                                      45                       (564)                       337
 Death benefits                                    (426,047)                  (312,654)                   (62,633)
 Net annuity transactions                                --                         --                         --
                                              -------------              -------------              -------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (2,373,739)                (2,487,136)                (1,188,400)
                                              -------------              -------------              -------------
 Net increase (decrease) in net assets            1,137,700                  1,635,451                  1,332,917
NET ASSETS:
 Beginning of year                               31,195,540                 33,537,808                 16,027,815
                                              -------------              -------------              -------------
 End of year                                    $32,333,240                $35,173,259                $17,360,732
                                              =============              =============              =============

                                                                                                     INVESCO
                                                                    ALLIANCEBERNSTEIN VPS        VAN KAMPEN V.I.
                                         ALLIANCEBERNSTEIN VPS          INTERNATIONAL                 VALUE
                                            VALUE PORTFOLIO           GROWTH PORTFOLIO          OPPORTUNITIES FUND
                                              SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT (1)
--------------------------------------  -----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $1,558                   $(18,077)                 $(319,545)
 Net realized gain (loss) on security
  transactions                                      86,756                   (160,902)               (10,000,459)
 Net realized gain on distributions                     --                         --                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          68,968                  1,213,523                 21,380,873
                                              ------------              -------------             --------------
 Net increase (decrease) in net assets
  resulting from operations                        157,282                  1,034,544                 11,060,869
                                              ------------              -------------             --------------
UNIT TRANSACTIONS:
 Purchases                                           2,635                    132,221                    412,915
 Net transfers                                    (273,426)                  (376,797)                   356,340
 Surrenders for benefit payments and
  fees                                             (86,781)                (1,083,949)               (13,880,804)
 Other transactions                                     --                      1,615                       (846)
 Death benefits                                     (7,146)                   (79,738)                (1,364,727)
 Net annuity transactions                               --                   (110,602)                     7,219
                                              ------------              -------------             --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (364,718)                (1,517,250)               (14,469,903)
                                              ------------              -------------             --------------
 Net increase (decrease) in net assets            (207,436)                  (482,706)                (3,409,034)
NET ASSETS:
 Beginning of year                               1,373,981                  8,296,426                 77,709,249
                                              ------------              -------------             --------------
 End of year                                    $1,166,545                 $7,813,720                $74,300,215
                                              ============              =============             ==============

(1)  Formerly Invesco V.I. Basic Value Fund. Change effective April 30, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                           INVESCO V.I.         INVESCO V.I.
                                               CORE              GOVERNMENT
                                           EQUITY FUND         SECURITIES FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(1,599,244)           $6,856,432
 Net realized gain (loss) on security
  transactions                                 7,381,722             5,472,575
 Net realized gain on distributions                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    12,959,177            (8,522,754)
                                          --------------       ---------------
 Net increase (decrease) in net assets
  resulting from operations                   18,741,655             3,806,253
                                          --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                     3,033,846             3,928,702
 Net transfers                               (10,396,868)           66,521,161
 Surrenders for benefit payments and
  fees                                       (31,242,528)         (119,692,458)
 Other transactions                               (2,924)               (1,210)
 Death benefits                               (3,252,861)          (13,949,935)
 Net annuity transactions                          7,760                18,040
                                          --------------       ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (41,853,575)          (63,175,700)
                                          --------------       ---------------
 Net increase (decrease) in net assets       (23,111,920)          (59,369,447)
NET ASSETS:
 Beginning of year                           173,197,462           630,092,419
                                          --------------       ---------------
 End of year                                $150,085,542          $570,722,972
                                          ==============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         INVESCO V.I.         INVESCO V.I.         INVESCO V.I.
                                        INTERNATIONAL         MID CAP CORE          SMALL CAP
                                         GROWTH FUND          EQUITY FUND          EQUITY FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(506,661)         $(3,408,528)         $(2,153,482)
 Net realized gain (loss) on security
  transactions                               6,671,785            5,279,149            8,173,596
 Net realized gain on distributions                 --            1,557,793                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  16,937,683           13,883,344            7,639,338
                                        --------------       --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                 23,102,807           17,311,758           13,659,452
                                        --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                   7,152,204            1,027,390            1,601,680
 Net transfers                              (8,062,526)          (7,876,078)          (9,130,375)
 Surrenders for benefit payments and
  fees                                     (25,060,786)         (33,004,882)         (18,829,775)
 Other transactions                              2,028                9,673              (11,610)
 Death benefits                             (2,799,111)          (2,973,340)          (1,232,722)
 Net annuity transactions                       (1,326)             (25,615)              (3,761)
                                        --------------       --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (28,769,517)         (42,842,852)         (27,606,563)
                                        --------------       --------------       --------------
 Net increase (decrease) in net assets      (5,666,710)         (25,531,094)         (13,947,111)
NET ASSETS:
 Beginning of year                         184,766,004          202,356,895          129,411,744
                                        --------------       --------------       --------------
 End of year                              $179,099,294         $176,825,801         $115,464,633
                                        ==============       ==============       ==============

                                        INVESCO V.I.
                                        BALANCED RISK           INVESCO V.I.        AMERICAN CENTURY VP
                                         ALLOCATION             DIVERSIFIED               MID CAP
                                            FUND               DIVIDEND FUND             VALUE FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT (2)           SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(148,606)               $2,288                  $1,150
 Net realized gain (loss) on security
  transactions                                513,801                 6,659                   1,381
 Net realized gain on distributions            86,413                    --                   6,959
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  1,365,045                31,429                  11,530
                                        -------------            ----------              ----------
 Net increase (decrease) in net assets
  resulting from operations                 1,816,653                40,376                  21,020
                                        -------------            ----------              ----------
UNIT TRANSACTIONS:
 Purchases                                    817,941                    --                  67,615
 Net transfers                              8,465,640               245,369                  47,564
 Surrenders for benefit payments and
  fees                                     (3,433,813)              (66,724)                (14,302)
 Other transactions                               (27)                   --                     (17)
 Death benefits                              (135,444)                   --                      --
 Net annuity transactions                          --                    --                      --
                                        -------------            ----------              ----------
 Net increase (decrease) in net assets
  resulting from unit transactions          5,714,297               178,645                 100,860
                                        -------------            ----------              ----------
 Net increase (decrease) in net assets      7,530,950               219,021                 121,880
NET ASSETS:
 Beginning of year                         16,977,551               155,299                 100,866
                                        -------------            ----------              ----------
 End of year                              $24,508,501              $374,320                $222,746
                                        =============            ==========              ==========

(2)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                         AMERICAN FUNDS
                                               AMERICAN FUNDS                GLOBAL
                                                   GLOBAL                  GROWTH AND
                                                 BOND FUND                INCOME FUND
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $792,755                $3,433,078
 Net realized gain (loss) on security
  transactions                                      7,779,337               (10,340,667)
 Net realized gain on distributions                 2,366,192                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            623,149                68,336,788
                                               --------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                        11,561,433                61,429,199
                                               --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                          1,971,769                 2,066,890
 Net transfers                                       (104,580)              (22,639,605)
 Surrenders for benefit payments and
  fees                                            (47,656,224)              (63,831,166)
 Other transactions                                       436                       854
 Death benefits                                    (5,191,806)               (6,699,081)
 Net annuity transactions                              39,781                     9,921
                                               --------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (50,940,624)              (91,092,187)
                                               --------------            --------------
 Net increase (decrease) in net assets            (39,379,191)              (29,662,988)
NET ASSETS:
 Beginning of year                                290,358,620               434,840,746
                                               --------------            --------------
 End of year                                     $250,979,429              $405,177,758
                                               ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS
                                         AMERICAN FUNDS           BLUE CHIP
                                             ASSET               INCOME AND          AMERICAN FUNDS
                                        ALLOCATION FUND          GROWTH FUND            BOND FUND
                                          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $1,461,416            $1,034,598            $6,798,413
 Net realized gain (loss) on security
  transactions                                46,104,263            15,952,620             8,590,283
 Net realized gain on distributions                   --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    93,271,283            54,365,323            18,560,598
                                        ----------------       ---------------       ---------------
 Net increase (decrease) in net assets
  resulting from operations                  140,836,962            71,352,541            33,949,294
                                        ----------------       ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                     7,234,829             2,925,413             6,528,911
 Net transfers                                (7,026,955)           (8,905,430)           66,239,048
 Surrenders for benefit payments and
  fees                                      (169,066,359)          (97,321,730)         (169,568,127)
 Other transactions                               (3,027)                5,178                 5,765
 Death benefits                              (30,001,762)          (12,172,387)          (21,395,114)
 Net annuity transactions                      1,017,714               145,126               181,767
                                        ----------------       ---------------       ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions          (197,845,560)         (115,323,830)         (118,007,750)
                                        ----------------       ---------------       ---------------
 Net increase (decrease) in net assets       (57,008,598)          (43,971,289)          (84,058,456)
NET ASSETS:
 Beginning of year                         1,060,599,005           622,184,166           981,847,060
                                        ----------------       ---------------       ---------------
 End of year                              $1,003,590,407          $578,212,877          $897,788,604
                                        ================       ===============       ===============


                                             AMERICAN FUNDS
                                                 GLOBAL            AMERICAN FUNDS              AMERICAN FUNDS
                                              GROWTH FUND           GROWTH FUND              GROWTH-INCOME FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(3,285,976)          $(21,302,542)                $(3,875,320)
 Net realized gain (loss) on security
  transactions                                   25,258,652             82,120,295                  50,553,910
 Net realized gain on distributions                      --                     --                          --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       49,225,879            255,516,387                 263,892,974
                                             --------------       ----------------            ----------------
 Net increase (decrease) in net assets
  resulting from operations                      71,198,555            316,334,140                 310,571,564
                                             --------------       ----------------            ----------------
UNIT TRANSACTIONS:
 Purchases                                        1,701,088             10,761,753                  10,960,837
 Net transfers                                  (23,628,610)          (125,773,980)               (103,825,919)
 Surrenders for benefit payments and
  fees                                          (59,366,688)          (337,654,271)               (331,185,883)
 Other transactions                                  (3,055)                20,841                      13,698
 Death benefits                                  (5,811,486)           (34,897,119)                (41,540,884)
 Net annuity transactions                           (37,625)               (90,135)                    122,582
                                             --------------       ----------------            ----------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (87,146,376)          (487,632,911)               (465,455,569)
                                             --------------       ----------------            ----------------
 Net increase (decrease) in net assets          (15,947,821)          (171,298,771)               (154,884,005)
NET ASSETS:
 Beginning of year                              384,303,431          2,146,707,670               2,168,831,624
                                             --------------       ----------------            ----------------
 End of year                                   $368,355,610         $1,975,408,899              $2,013,947,619
                                             ==============       ================            ================

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                               AMERICAN FUNDS             AMERICAN FUNDS
                                             INTERNATIONAL FUND           NEW WORLD FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(1,870,079)              $(2,413,005)
 Net realized gain (loss) on security
  transactions                                       4,685,195                24,928,436
 Net realized gain on distributions                         --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          81,713,816                19,967,827
                                               ---------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                         84,528,932                42,483,258
                                               ---------------            --------------
UNIT TRANSACTIONS:
 Purchases                                           3,224,794                 1,322,932
 Net transfers                                     (27,469,285)              (20,838,788)
 Surrenders for benefit payments and
  fees                                             (86,189,984)              (44,164,136)
 Other transactions                                        143                       367
 Death benefits                                     (8,651,734)               (3,355,804)
 Net annuity transactions                              (17,522)                   17,294
                                               ---------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (119,103,588)              (67,018,135)
                                               ---------------            --------------
 Net increase (decrease) in net assets             (34,574,656)              (24,534,877)
NET ASSETS:
 Beginning of year                                 584,899,178               302,814,203
                                               ---------------            --------------
 End of year                                      $550,324,522              $278,279,326
                                               ===============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       WELLS FARGO
                                             AMERICAN FUNDS            ADVANTAGE VT       FIDELITY(R) VIP
                                              GLOBAL SMALL                OMEGA               GROWTH
                                          CAPITALIZATION FUND          GROWTH FUND           PORTFOLIO
                                              SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(1,008,419)               $(30,124)           $(106,038)
 Net realized gain (loss) on security
  transactions                                    9,690,562                 138,423              326,973
 Net realized gain on distributions                      --                 104,229                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       27,903,780                  54,732              675,666
                                             --------------            ------------        -------------
 Net increase (decrease) in net assets
  resulting from operations                      36,585,923                 267,260              896,601
                                             --------------            ------------        -------------
UNIT TRANSACTIONS:
 Purchases                                        1,380,988                   9,413               85,689
 Net transfers                                  (19,534,732)                (32,421)            (929,348)
 Surrenders for benefit payments and
  fees                                          (38,410,714)               (332,819)            (922,733)
 Other transactions                                   2,894                      --                    5
 Death benefits                                  (2,899,877)                (45,149)             (65,964)
 Net annuity transactions                            41,489                      --                   --
                                             --------------            ------------        -------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (59,419,952)               (400,976)          (1,832,351)
                                             --------------            ------------        -------------
 Net increase (decrease) in net assets          (22,834,029)               (133,716)            (935,750)
NET ASSETS:
 Beginning of year                              249,675,792               1,566,101            8,294,299
                                             --------------            ------------        -------------
 End of year                                   $226,841,763              $1,432,385           $7,358,549
                                             ==============            ============        =============


                                             FIDELITY(R) VIP       FIDELITY(R) VIP          FIDELITY(R) VIP
                                               CONTRAFUND              MID CAP              VALUE STRATEGIES
                                                PORTFOLIO             PORTFOLIO                PORTFOLIO
                                               SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(357,026)            $(979,055)                $(76,106)
 Net realized gain (loss) on security
  transactions                                    4,806,793             4,840,329                  749,621
 Net realized gain on distributions                      --             6,345,992                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        8,072,761              (336,243)                 374,787
                                             --------------        --------------             ------------
 Net increase (decrease) in net assets
  resulting from operations                      12,522,528             9,871,023                1,048,302
                                             --------------        --------------             ------------
UNIT TRANSACTIONS:
 Purchases                                        8,710,537             1,476,844                   50,804
 Net transfers                                    2,287,670            (3,412,739)               1,575,217
 Surrenders for benefit payments and
  fees                                          (10,019,490)           (7,870,327)                (920,352)
 Other transactions                                   2,451                 2,066                     (107)
 Death benefits                                  (1,156,936)             (983,541)                (100,746)
 Net annuity transactions                                --                  (324)                      --
                                             --------------        --------------             ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (175,768)          (10,788,021)                 604,816
                                             --------------        --------------             ------------
 Net increase (decrease) in net assets           12,346,760              (916,998)               1,653,118
NET ASSETS:
 Beginning of year                               86,389,923            80,066,155                3,980,725
                                             --------------        --------------             ------------
 End of year                                    $98,736,683           $79,149,157               $5,633,843
                                             ==============        ==============             ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             FIDELITY(R) VIP
                                             DYNAMIC CAPITAL         FIDELITY(R) VIP
                                               APPRECIATION          STRATEGIC INCOME
                                                PORTFOLIO               PORTFOLIO
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(23,485)                $42,621
 Net realized gain (loss) on security
  transactions                                      214,147                   9,859
 Net realized gain on distributions                      --                  18,183
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          157,324                  61,314
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                         347,986                 131,977
                                               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                           19,803                 504,637
 Net transfers                                    1,061,827                 184,690
 Surrenders for benefit payments and
  fees                                             (305,272)               (101,127)
 Other transactions                                       8                   1,091
 Death benefits                                     (32,890)               (190,370)
 Net annuity transactions                                --                      --
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                  743,476                 398,921
                                               ------------            ------------
 Net increase (decrease) in net assets            1,091,462                 530,898
NET ASSETS:
 Beginning of year                                1,686,429               1,079,934
                                               ------------            ------------
 End of year                                     $2,777,891              $1,610,832
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FRANKLIN                                          FRANKLIN
                                     RISING                FRANKLIN                  LARGE CAP
                                    DIVIDENDS               INCOME                     GROWTH
                                 SECURITIES FUND       SECURITIES FUND            SECURITIES FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(853,998)           $86,662,530               $(1,106,462)
 Net realized gain (loss) on
  security transactions               26,973,747             (1,328,405)                4,238,752
 Net realized gain on
  distributions                               --                     --                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     40,660,289            100,516,349                 7,804,089
                                 ---------------       ----------------            --------------
 Net increase (decrease) in net
  assets resulting from
  operations                          66,780,038            185,850,474                10,936,379
                                 ---------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                             5,392,483             10,577,031                   616,943
 Net transfers                        (3,447,877)           (67,471,521)               (4,769,308)
 Surrenders for benefit
  payments and fees                 (112,688,674)          (287,911,272)              (18,687,734)
 Other transactions                        3,175                  7,885                       203
 Death benefits                      (11,039,389)           (31,839,601)               (1,746,994)
 Net annuity transactions                 48,815                (94,307)                   (3,468)
                                 ---------------       ----------------            --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                      (121,731,467)          (376,731,785)              (24,590,358)
                                 ---------------       ----------------            --------------
 Net increase (decrease) in net
  assets                             (54,951,429)          (190,881,311)              (13,653,979)
NET ASSETS:
 Beginning of year                   717,250,217          1,910,454,570               110,526,719
                                 ---------------       ----------------            --------------
 End of year                        $662,298,788         $1,719,573,259               $96,872,740
                                 ===============       ================            ==============

                                        FRANKLIN                 FRANKLIN                  FRANKLIN
                                         GLOBAL               SMALL-MID CAP               SMALL CAP
                                      REAL ESTATE                 GROWTH                    VALUE
                                    SECURITIES FUND          SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(128,218)              $(4,395,768)                $(718,915)
 Net realized gain (loss) on
  security transactions                   (428,993)               12,329,922                 5,673,968
 Net realized gain on
  distributions                                 --                17,575,864                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        2,340,382                (5,587,565)                5,044,388
                                      ------------            --------------            --------------
 Net increase (decrease) in net
  assets resulting from
  operations                             1,783,171                19,922,453                 9,999,441
                                      ------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  35,493                 1,647,804                   985,627
 Net transfers                              81,617                (8,861,266)               (4,369,388)
 Surrenders for benefit
  payments and fees                       (728,456)              (37,631,342)              (12,496,355)
 Other transactions                             57                    (5,415)                  (13,483)
 Death benefits                           (139,649)               (3,299,684)               (1,091,344)
 Net annuity transactions                   11,277                    (4,766)                   (9,028)
                                      ------------            --------------            --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            (739,661)              (48,154,669)              (16,993,971)
                                      ------------            --------------            --------------
 Net increase (decrease) in net
  assets                                 1,043,510               (28,232,216)               (6,994,530)
NET ASSETS:
 Beginning of year                       7,344,646               242,450,445                74,940,578
                                      ------------            --------------            --------------
 End of year                            $8,388,156              $214,218,229               $67,946,048
                                      ============            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             FRANKLIN
                                             STRATEGIC
                                              INCOME             MUTUAL SHARES
                                          SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $45,279,761             $2,832,876
 Net realized gain (loss) on security
  transactions                                 16,183,247             18,618,808
 Net realized gain on distributions               997,610                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     29,324,478             92,132,100
                                          ---------------       ----------------
 Net increase (decrease) in net assets
  resulting from operations                    91,785,096            113,583,784
                                          ---------------       ----------------
UNIT TRANSACTIONS:
 Purchases                                      6,001,838              9,762,210
 Net transfers                                 54,482,425            (58,279,572)
 Surrenders for benefit payments and
  fees                                       (145,991,428)          (144,357,073)
 Other transactions                                  (572)                11,563
 Death benefits                               (14,372,385)           (15,448,188)
 Net annuity transactions                         102,955                (43,022)
                                          ---------------       ----------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (99,777,167)          (208,354,082)
                                          ---------------       ----------------
 Net increase (decrease) in net assets         (7,992,071)           (94,770,298)
NET ASSETS:
 Beginning of year                            867,439,928          1,004,834,769
                                          ---------------       ----------------
 End of year                                 $859,447,857           $910,064,471
                                          ===============       ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        TEMPLETON
                                        DEVELOPING                TEMPLETON                 TEMPLETON
                                         MARKETS                   FOREIGN                    GROWTH
                                     SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(299,286)               $3,761,344                $1,431,301
 Net realized gain (loss) on
  security transactions                    5,868,514                 1,227,349                (8,787,213)
 Net realized gain on
  distributions                                   --                        --                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          9,527,048                43,807,711                82,959,105
                                      --------------            --------------            --------------
 Net increase (decrease) in net
  assets resulting from
  operations                              15,096,276                48,796,404                75,603,193
                                      --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 1,057,599                 7,236,587                 6,002,554
 Net transfers                            (5,055,453)               (7,621,298)              (22,353,437)
 Surrenders for benefit
  payments and fees                      (23,044,183)              (53,815,880)              (67,605,779)
 Other transactions                             (215)                   (5,165)                    1,982
 Death benefits                           (1,319,262)               (5,707,473)               (6,883,120)
 Net annuity transactions                     (4,331)                  (53,787)                   14,759
                                      --------------            --------------            --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (28,365,845)              (59,967,016)              (90,823,041)
                                      --------------            --------------            --------------
 Net increase (decrease) in net
  assets                                 (13,269,569)              (11,170,612)              (15,219,848)
NET ASSETS:
 Beginning of year                       152,028,455               335,191,339               443,684,083
                                      --------------            --------------            --------------
 End of year                            $138,758,886              $324,020,727              $428,464,235
                                      ==============            ==============            ==============

                                                                    FRANKLIN                 FRANKLIN
                                          MUTUAL                    FLEX CAP                 LARGE CAP
                                     GLOBAL DISCOVERY                GROWTH                    VALUE
                                      SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                        SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $4,030,760               $(1,027,166)                $(71,129)
 Net realized gain (loss) on
  security transactions                    14,968,582                 3,849,899                 (127,802)
 Net realized gain on
  distributions                            24,260,349                        --                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           9,363,476                   689,389                3,375,791
                                      ---------------            --------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                               52,623,167                 3,512,122                3,176,860
                                      ---------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  2,607,386                   447,643                   84,285
 Net transfers                            (42,650,780)                  736,010                 (451,155)
 Surrenders for benefit
  payments and fees                       (72,304,881)              (10,818,181)              (5,249,170)
 Other transactions                               771                    (1,992)                     303
 Death benefits                            (6,918,540)                 (713,412)                (319,432)
 Net annuity transactions                      (8,624)                   (2,454)                  (1,695)
                                      ---------------            --------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (119,274,668)              (10,352,386)              (5,936,864)
                                      ---------------            --------------            -------------
 Net increase (decrease) in net
  assets                                  (66,651,501)               (6,840,264)              (2,760,004)
NET ASSETS:
 Beginning of year                        509,823,416                54,062,540               26,172,768
                                      ---------------            --------------            -------------
 End of year                             $443,171,915               $47,222,276              $23,412,764
                                      ===============            ==============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                 TEMPLETON                 HARTFORD
                                                GLOBAL BOND                BALANCED
                                              SECURITIES FUND              HLS FUND
                                                SUB-ACCOUNT             SUB-ACCOUNT (3)
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $6,417,822                 $215,501
 Net realized gain (loss) on security
  transactions                                      2,585,369                1,042,548
 Net realized gain on distributions                   219,614                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          7,920,482                  301,747
                                               --------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                        17,143,287                1,559,796
                                               --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                          2,955,617                  499,991
 Net transfers                                        634,331                1,105,415
 Surrenders for benefit payments and
  fees                                            (14,521,117)              (2,783,778)
 Other transactions                                       218                       (7)
 Death benefits                                    (1,317,161)                (155,256)
 Net annuity transactions                                (718)                      --
                                               --------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (12,248,830)              (1,333,635)
                                               --------------            -------------
 Net increase (decrease) in net assets              4,894,457                  226,161
NET ASSETS:
 Beginning of year                                135,531,743               15,737,165
                                               --------------            -------------
 End of year                                     $140,426,200              $15,963,326
                                               ==============            =============

(3)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HARTFORD             HARTFORD              HARTFORD
                                            TOTAL                CAPITAL              DIVIDEND
                                         RETURN BOND          APPRECIATION           AND GROWTH
                                           HLS FUND             HLS FUND              HLS FUND
                                         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $19,361,507             $(155,234)          $3,871,463
 Net realized gain (loss) on security
  transactions                              14,647,012            34,222,322           21,750,818
 Net realized gain on distributions                 --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   9,008,157            74,111,559           29,379,783
                                        --------------       ---------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                 43,016,676           108,178,647           55,002,064
                                        --------------       ---------------       --------------
UNIT TRANSACTIONS:
 Purchases                                   9,945,505            10,581,407            8,721,309
 Net transfers                              47,494,766           (33,295,122)         (17,032,543)
 Surrenders for benefit payments and
  fees                                     (79,917,265)          (71,776,834)         (48,881,368)
 Other transactions                              1,607                 2,255                  661
 Death benefits                             (9,490,840)           (7,470,113)          (5,315,429)
 Net annuity transactions                       (5,695)               (6,832)              (4,600)
                                        --------------       ---------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (31,971,922)         (101,965,239)         (62,511,970)
                                        --------------       ---------------       --------------
 Net increase (decrease) in net assets      11,044,754             6,213,408           (7,509,906)
NET ASSETS:
 Beginning of year                         713,026,834           682,351,022          478,018,128
                                        --------------       ---------------       --------------
 End of year                              $724,071,588          $688,564,430         $470,508,222
                                        ==============       ===============       ==============

                                                                                           HARTFORD
                                               HARTFORD                HARTFORD          DISCIPLINED
                                           GLOBAL RESEARCH          GLOBAL GROWTH           EQUITY
                                               HLS FUND                HLS FUND            HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(4,571)               $(18,239)              $8,092
 Net realized gain (loss) on security
  transactions                                     29,671                  46,496            5,519,920
 Net realized gain on distributions                    --                      --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        126,102                 352,666            9,204,522
                                             ------------            ------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                       151,202                 380,923           14,732,534
                                             ------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                                         10,716                   3,318            1,065,433
 Net transfers                                    571,849                 (55,297)          (4,946,605)
 Surrenders for benefit payments and
  fees                                           (174,838)               (157,538)          (9,484,094)
 Other transactions                                   130                     (57)                  37
 Death benefits                                        --                      --           (1,012,156)
 Net annuity transactions                              --                      --                 (860)
                                             ------------            ------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                407,857                (209,574)         (14,378,245)
                                             ------------            ------------       --------------
 Net increase (decrease) in net assets            559,059                 171,349              354,289
NET ASSETS:
 Beginning of year                                839,775               1,832,386           96,722,497
                                             ------------            ------------       --------------
 End of year                                   $1,398,834              $2,003,735          $97,076,786
                                             ============            ============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                 HARTFORD
                                            HARTFORD              GROWTH
                                             GROWTH           OPPORTUNITIES
                                            HLS FUND             HLS FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(246,916)         $(2,344,996)
 Net realized gain (loss) on security
  transactions                                1,654,294           10,252,441
 Net realized gain on distributions                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,095,863           27,233,196
                                          -------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                   3,503,241           35,140,641
                                          -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                      286,098            2,266,625
 Net transfers                               (5,461,262)         (13,871,979)
 Surrenders for benefit payments and
  fees                                       (2,365,699)         (14,078,360)
 Other transactions                              (1,549)               2,238
 Death benefits                                (276,085)          (1,422,439)
 Net annuity transactions                            --                 (604)
                                          -------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (7,818,497)         (27,104,519)
                                          -------------       --------------
 Net increase (decrease) in net assets       (4,315,256)           8,036,122
NET ASSETS:
 Beginning of year                           23,713,431          145,631,808
                                          -------------       --------------
 End of year                                $19,398,175         $153,667,930
                                          =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  HARTFORD
                                          HARTFORD            HARTFORD          INTERNATIONAL
                                         HIGH YIELD             INDEX           OPPORTUNITIES
                                          HLS FUND            HLS FUND            HLS FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $4,546,628            $273,259            $154,467
 Net realized gain (loss) on security
  transactions                              3,111,981              69,602           1,112,163
 Net realized gain on distributions                --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (503,368)            366,888           4,442,469
                                        -------------       -------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                 7,155,241             709,749           5,709,099
                                        -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                  1,733,459          16,721,821           3,533,637
 Net transfers                              7,692,125           3,669,292          (1,653,525)
 Surrenders for benefit payments and
  fees                                     (7,098,237)           (269,598)         (2,763,179)
 Other transactions                               187               2,381                 103
 Death benefits                            (1,642,310)            (74,817)           (199,037)
 Net annuity transactions                        (558)                 --                  --
                                        -------------       -------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions            684,666          20,049,079          (1,082,001)
                                        -------------       -------------       -------------
 Net increase (decrease) in net assets      7,839,907          20,758,828           4,627,098
NET ASSETS:
 Beginning of year                         56,995,080           1,004,133          30,784,421
                                        -------------       -------------       -------------
 End of year                              $64,834,987         $21,762,961         $35,411,519
                                        =============       =============       =============

                                               HARTFORD
                                             SMALL/MID CAP          HARTFORD                  HARTFORD
                                                EQUITY            MONEY MARKET              SMALL COMPANY
                                               HLS FUND             HLS FUND                  HLS FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(105,324)         $(10,870,191)               $(204,593)
 Net realized gain (loss) on security
  transactions                                     840,870                    10                1,213,224
 Net realized gain on distributions              1,218,489                    --                      785
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (684,353)                   (1)                 683,947
                                             -------------       ---------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                      1,269,682           (10,870,182)               1,693,363
                                             -------------       ---------------            -------------
UNIT TRANSACTIONS:
 Purchases                                          72,806            13,310,099                  101,407
 Net transfers                                     701,772           419,789,340               (1,648,028)
 Surrenders for benefit payments and
  fees                                          (1,001,411)         (536,294,754)              (1,155,960)
 Other transactions                                      7                  (523)                   1,152
 Death benefits                                   (159,032)          (26,616,345)                 (91,581)
 Net annuity transactions                             (765)              168,759                       --
                                             -------------       ---------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (386,623)         (129,643,424)              (2,793,010)
                                             -------------       ---------------            -------------
 Net increase (decrease) in net assets             883,059          (140,513,606)              (1,099,647)
NET ASSETS:
 Beginning of year                               9,734,637           712,778,718               12,786,646
                                             -------------       ---------------            -------------
 End of year                                   $10,617,696          $572,265,112              $11,686,999
                                             =============       ===============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                                 HARTFORD                 HARTFORD
                                              SMALLCAP GROWTH              STOCK
                                                 HLS FUND                 HLS FUND
                                                SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(184,883)                $53,590
 Net realized gain (loss) on security
  transactions                                     1,139,516                 135,732
 Net realized gain on distributions                       --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           477,403                  58,698
                                               -------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                        1,432,036                 248,020
                                               -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                            53,516                  12,527
 Net transfers                                       551,560               3,155,198
 Surrenders for benefit payments and
  fees                                            (1,298,867)               (561,585)
 Other transactions                                       (1)                      1
 Death benefits                                      (83,690)                (13,924)
 Net annuity transactions                                 --                      --
                                               -------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                  (777,482)              2,592,217
                                               -------------            ------------
 Net increase (decrease) in net assets               654,554               2,840,237
NET ASSETS:
 Beginning of year                                10,498,003               1,791,488
                                               -------------            ------------
 End of year                                     $11,152,557              $4,631,725
                                               =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         HARTFORD
                                     U.S. GOVERNMENT         HARTFORD              AMERICAN FUNDS
                                        SECURITIES             VALUE              ASSET ALLOCATION
                                         HLS FUND            HLS FUND                 HLS FUND
                                       SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $593,387            $206,342                 $(45,265)
 Net realized gain (loss) on
  security transactions                      434,004           1,185,768                2,736,652
 Net realized gain on
  distributions                                   --                  --                  110,811
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            (47,139)          2,123,282                4,088,981
                                      --------------       -------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                                 980,252           3,515,392                6,891,179
                                      --------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 1,902,881           2,387,638                  674,549
 Net transfers                             9,752,280            (347,421)                 232,735
 Surrenders for benefit
  payments and fees                      (11,143,196)         (2,543,361)              (7,113,824)
 Other transactions                              212                 566                       98
 Death benefits                           (1,612,170)           (210,820)              (1,107,101)
 Net annuity transactions                         --                  --                 (128,885)
                                      --------------       -------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            (1,099,993)           (713,398)              (7,442,428)
                                      --------------       -------------            -------------
 Net increase (decrease) in net
  assets                                    (119,741)          2,801,994                 (551,249)
NET ASSETS:
 Beginning of year                        52,660,139          22,608,700               50,956,329
                                      --------------       -------------            -------------
 End of year                             $52,540,398         $25,410,694              $50,405,080
                                      ==============       =============            =============

                                     AMERICAN FUNDS
                                        BLUE CHIP
                                       INCOME AND              AMERICAN FUNDS           AMERICAN FUNDS
                                         GROWTH                     BOND                  GLOBAL BOND
                                        HLS FUND                  HLS FUND                 HLS FUND
                                       SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(123,165)               $1,769,470                 $370,121
 Net realized gain (loss) on
  security transactions                   1,608,329                 3,721,737                1,050,596
 Net realized gain on
  distributions                             224,747                 3,563,889                  735,724
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         1,669,687                (3,570,703)                (625,936)
                                      -------------            --------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                              3,379,598                 5,484,393                1,530,505
                                      -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                3,824,933                 1,810,191                  453,226
 Net transfers                            3,742,077                14,794,546               (3,099,872)
 Surrenders for benefit
  payments and fees                      (3,202,319)              (19,858,766)              (3,996,346)
 Other transactions                          10,907                    (7,224)                  (1,851)
 Death benefits                            (374,276)               (2,317,684)                (646,400)
 Net annuity transactions                        --                    (2,618)                      --
                                      -------------            --------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            4,001,322                (5,581,555)              (7,291,243)
                                      -------------            --------------            -------------
 Net increase (decrease) in net
  assets                                  7,380,920                   (97,162)              (5,760,738)
NET ASSETS:
 Beginning of year                       26,643,384               160,472,941               39,651,417
                                      -------------            --------------            -------------
 End of year                            $34,024,304              $160,375,779              $33,890,679
                                      =============            ==============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                               AMERICAN FUNDS
                                               GLOBAL GROWTH            AMERICAN FUNDS
                                                 AND INCOME              GLOBAL GROWTH
                                                  HLS FUND                 HLS FUND
                                                SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $583,449                $(169,779)
 Net realized gain (loss) on security
  transactions                                      2,977,337                  937,565
 Net realized gain on distributions                     6,361                  275,158
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          5,824,323                3,659,310
                                               --------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                         9,391,470                4,702,254
                                               --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                            919,690                  111,872
 Net transfers                                     (5,090,334)              (2,325,690)
 Surrenders for benefit payments and
  fees                                             (7,531,481)              (2,222,274)
 Other transactions                                    (1,814)                     376
 Death benefits                                      (901,964)                (200,083)
 Net annuity transactions                                (405)                (118,545)
                                               --------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (12,606,308)              (4,754,344)
                                               --------------            -------------
 Net increase (decrease) in net assets             (3,214,838)                 (52,090)
NET ASSETS:
 Beginning of year                                 66,209,099               25,283,096
                                               --------------            -------------
 End of year                                      $62,994,261              $25,231,006
                                               ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS
                                      GLOBAL SMALL             AMERICAN FUNDS            AMERICAN FUNDS
                                     CAPITALIZATION                GROWTH                GROWTH-INCOME
                                        HLS FUND                  HLS FUND                  HLS FUND
                                       SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(199,536)              $(3,432,093)                $(478,007)
 Net realized gain (loss) on
  security transactions                   2,172,894                15,545,177                 7,035,053
 Net realized gain on
  distributions                           4,078,039                   796,651                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           837,035                27,043,026                14,349,650
                                      -------------            --------------            --------------
 Net increase (decrease) in net
  assets resulting from
  operations                              6,888,432                39,952,761                20,906,696
                                      -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  518,287                15,825,781                11,224,597
 Net transfers                           (4,616,780)              (13,998,223)               (5,110,505)
 Surrenders for benefit
  payments and fees                      (4,639,422)              (27,015,375)              (14,347,931)
 Other transactions                            (556)                    7,088                    15,952
 Death benefits                            (466,336)               (2,592,160)               (1,574,788)
 Net annuity transactions                      (912)                 (127,116)                 (128,554)
                                      -------------            --------------            --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (9,205,719)              (27,900,005)               (9,921,229)
                                      -------------            --------------            --------------
 Net increase (decrease) in net
  assets                                 (2,317,287)               12,052,756                10,985,467
NET ASSETS:
 Beginning of year                       46,373,973               261,129,592               138,992,189
                                      -------------            --------------            --------------
 End of year                            $44,056,686              $273,182,348              $149,977,656
                                      =============            ==============            ==============

                                                                                       HARTFORD
                                      AMERICAN FUNDS           AMERICAN FUNDS         PORTFOLIO
                                      INTERNATIONAL               NEW WORLD          DIVERSIFIER
                                         HLS FUND                 HLS FUND             HLS FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $68,117                 $(32,977)           $(481,702)
 Net realized gain (loss) on
  security transactions                    3,218,502                1,841,497             (136,633)
 Net realized gain on
  distributions                                   --                2,390,192                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         23,074,383                2,280,785           (6,898,674)
                                      --------------            -------------       --------------
 Net increase (decrease) in net
  assets resulting from
  operations                              26,361,002                6,479,497           (7,517,009)
                                      --------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 6,453,248                  645,946          120,473,808
 Net transfers                            (2,455,503)              (2,176,597)          55,136,155
 Surrenders for benefit
  payments and fees                      (15,836,075)              (4,818,867)          (2,359,641)
 Other transactions                            2,433                     (315)               9,308
 Death benefits                           (1,664,377)                (428,452)            (391,440)
 Net annuity transactions                     (1,768)                      --                   --
                                      --------------            -------------       --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (13,502,042)              (6,778,285)         172,868,190
                                      --------------            -------------       --------------
 Net increase (decrease) in net
  assets                                  12,858,960                 (298,788)         165,351,181
NET ASSETS:
 Beginning of year                       170,641,799               44,694,896           37,732,732
                                      --------------            -------------       --------------
 End of year                            $183,500,759              $44,396,108         $203,083,913
                                      ==============            =============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                        LORD ABBETT
                                               LORD ABBETT              CALIBRATED
                                               FUNDAMENTAL               DIVIDEND
                                               EQUITY FUND              GROWTH FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT (4)
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(13,233)                $210,510
 Net realized gain (loss) on security
  transactions                                        6,955                  654,635
 Net realized gain on distributions                 141,873                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          282,212                  734,087
                                               ------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                         417,807                1,599,232
                                               ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                        5,765,077                  182,844
 Net transfers                                      980,069               (1,163,289)
 Surrenders for benefit payments and
  fees                                             (139,834)              (1,059,251)
 Other transactions                                       5                        1
 Death benefits                                    (396,696)                (271,533)
 Net annuity transactions                                --                     (622)
                                               ------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                6,208,621               (2,311,850)
                                               ------------            -------------
 Net increase (decrease) in net assets            6,626,428                 (712,618)
NET ASSETS:
 Beginning of year                                3,236,300               15,527,711
                                               ------------            -------------
 End of year                                     $9,862,728              $14,815,093
                                               ============            =============

(4) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              LORD ABBETT         LORD ABBETT
                                            BOND DEBENTURE        GROWTH AND          MFS(R) CORE
                                                 FUND             INCOME FUND        EQUITY SERIES
                                              SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $3,082,508            $(65,003)          $(168,841)
 Net realized gain (loss) on security
  transactions                                   3,130,925             372,621            (177,375)
 Net realized gain on distributions                979,179                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         982,460             988,895           2,802,424
                                             -------------       -------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                      8,175,072           1,296,513           2,456,208
                                             -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                       1,271,353             212,642             221,744
 Net transfers                                   2,764,878             129,068             154,044
 Surrenders for benefit payments and
  fees                                          (9,563,809)         (1,310,782)         (3,085,008)
 Other transactions                                    432                  84                (173)
 Death benefits                                 (1,577,406)           (183,720)           (372,112)
 Net annuity transactions                               --                  --                (263)
                                             -------------       -------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (7,104,552)         (1,152,708)         (3,081,768)
                                             -------------       -------------       -------------
 Net increase (decrease) in net assets           1,070,520             143,805            (625,560)
NET ASSETS:
 Beginning of year                              77,751,139          12,721,930          18,202,605
                                             -------------       -------------       -------------
 End of year                                   $78,821,659         $12,865,735         $17,577,045
                                             =============       =============       =============


                                        MFS(R) GROWTH        MFS(R) GLOBAL        MFS(R) HIGH
                                            SERIES           EQUITY SERIES       INCOME SERIES
                                         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(1,199,278)          $(181,602)         $12,755,149
 Net realized gain (loss) on security
  transactions                               5,852,204           1,541,442             (813,356)
 Net realized gain on distributions                 --             473,105                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   4,388,622           2,329,244           13,522,798
                                        --------------       -------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                  9,041,548           4,162,189           25,464,591
                                        --------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                     845,789             113,969            1,485,603
 Net transfers                              12,811,556           1,952,166           15,264,860
 Surrenders for benefit payments and
  fees                                     (11,114,254)         (3,183,412)         (38,276,555)
 Other transactions                             17,393                (488)              (2,312)
 Death benefits                             (1,024,557)           (268,990)          (4,319,954)
 Net annuity transactions                      (10,380)              4,355               50,565
                                        --------------       -------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions           1,525,547          (1,382,400)         (25,797,793)
                                        --------------       -------------       --------------
 Net increase (decrease) in net assets      10,567,095           2,779,789             (333,202)
NET ASSETS:
 Beginning of year                          59,135,987          20,438,283          218,275,129
                                        --------------       -------------       --------------
 End of year                               $69,703,082         $23,218,072         $217,941,927
                                        ==============       =============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              MFS(R) INVESTORS
                                                   GROWTH               MFS(R) INVESTORS
                                                STOCK SERIES              TRUST SERIES
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(654,704)              $(2,604,925)
 Net realized gain (loss) on security
  transactions                                      2,585,448                16,997,734
 Net realized gain on distributions                 2,267,209                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          2,876,953                30,103,230
                                               --------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                         7,074,906                44,496,039
                                               --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                            193,379                 1,836,074
 Net transfers                                     (3,725,598)              (16,058,883)
 Surrenders for benefit payments and
  fees                                             (7,859,295)              (47,711,604)
 Other transactions                                     7,758                     2,469
 Death benefits                                      (680,140)               (4,698,617)
 Net annuity transactions                             (22,434)                   (5,823)
                                               --------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (12,086,330)              (66,636,384)
                                               --------------            --------------
 Net increase (decrease) in net assets             (5,011,424)              (22,140,345)
NET ASSETS:
 Beginning of year                                 49,603,781               284,383,098
                                               --------------            --------------
 End of year                                      $44,592,357              $262,242,753
                                               ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      MFS(R) MID CAP              MFS(R) NEW          MFS(R) TOTAL
                                      GROWTH SERIES            DISCOVERY SERIES       RETURN SERIES
                                       SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,150,510)              $(3,762,390)           $8,216,893
 Net realized gain (loss) on
  security transactions                   (2,219,505)                6,850,637             6,096,123
 Net realized gain on
  distributions                                   --                17,831,089                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         11,877,793                13,450,252            63,911,508
                                      --------------            --------------       ---------------
 Net increase (decrease) in net
  assets resulting from
  operations                               8,507,778                34,369,588            78,224,524
                                      --------------            --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                   420,795                 1,918,090             4,399,784
 Net transfers                            (3,239,585)              (23,721,934)          (12,455,465)
 Surrenders for benefit
  payments and fees                      (11,217,528)              (34,842,711)         (141,777,222)
 Other transactions                           (3,468)                   (8,782)               (1,075)
 Death benefits                             (845,024)               (2,714,167)          (16,653,911)
 Net annuity transactions                     20,561                   (25,816)               93,459
                                      --------------            --------------       ---------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (14,864,249)              (59,395,320)         (166,394,430)
                                      --------------            --------------       ---------------
 Net increase (decrease) in net
  assets                                  (6,356,471)              (25,025,732)          (88,169,906)
NET ASSETS:
 Beginning of year                        63,849,051               209,863,266           898,521,008
                                      --------------            --------------       ---------------
 End of year                             $57,492,580              $184,837,534          $810,351,102
                                      ==============            ==============       ===============

                                       MFS(R) VALUE            MFS(R) RESEARCH           MFS(R) RESEARCH
                                          SERIES                 BOND SERIES          INTERNATIONAL SERIES
                                       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(199,033)               $3,863,305                 $265,725
 Net realized gain (loss) on
  security transactions                   12,178,999                10,731,434               (2,793,757)
 Net realized gain on
  distributions                            2,560,572                 2,353,419                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         32,127,727                 1,806,784                8,605,544
                                      --------------            --------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                              46,668,265                18,754,942                6,077,512
                                      --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                11,450,755                 5,578,270                  177,077
 Net transfers                           (15,074,098)               67,662,758                 (850,427)
 Surrenders for benefit
  payments and fees                      (47,382,480)              (58,675,746)              (7,328,689)
 Other transactions                           (2,696)                      198                      297
 Death benefits                           (4,656,891)               (5,920,134)                (688,423)
 Net annuity transactions                    (38,627)                  (10,295)                   1,740
                                      --------------            --------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (55,704,037)                8,635,051               (8,688,425)
                                      --------------            --------------            -------------
 Net increase (decrease) in net
  assets                                  (9,035,772)               27,389,993               (2,610,913)
NET ASSETS:
 Beginning of year                       342,014,550               336,634,052               44,693,626
                                      --------------            --------------            -------------
 End of year                            $332,978,778              $364,024,045              $42,082,713
                                      ==============            ==============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                         BLACKROCK
                                              MFS(R) RESEARCH              GLOBAL
                                                  SERIES            ALLOCATION V.I. FUND
                                                SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(198,986)                $20,300
 Net realized gain (loss) on security
  transactions                                     1,544,012                  (5,645)
 Net realized gain on distributions                       --                   8,266
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         3,674,912                  59,130
                                               -------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                        5,019,938                  82,051
                                               -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                           208,945               1,895,434
 Net transfers                                     3,693,178                  98,113
 Surrenders for benefit payments and
  fees                                            (6,438,311)               (126,328)
 Other transactions                                      142                     195
 Death benefits                                     (571,561)                     --
 Net annuity transactions                                 --                      --
                                               -------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (3,107,607)              1,867,414
                                               -------------            ------------
 Net increase (decrease) in net assets             1,912,331               1,949,465
NET ASSETS:
 Beginning of year                                33,533,133                 586,773
                                               -------------            ------------
 End of year                                     $35,445,464              $2,536,238
                                               =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          BLACKROCK                 BLACKROCK               BLACKROCK
                                           GLOBAL                   LARGE CAP                 EQUITY
                                   OPPORTUNITIES V.I. FUND       GROWTH V.I. FUND       DIVIDEND V.I. FUND
                                         SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(4,033)                   $(8,227)                $83,105
 Net realized gain (loss) on
  security transactions                       64,490                     88,563                  36,771
 Net realized gain on
  distributions                                   --                     71,628                   6,625
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            (10,815)                    (5,614)                300,859
                                         -----------               ------------            ------------
 Net increase (decrease) in net
  assets resulting from
  operations                                  49,642                    146,350                 427,360
                                         -----------               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                        --                      6,245               4,979,685
 Net transfers                               (26,072)                   (77,058)              1,038,604
 Surrenders for benefit
  payments and fees                         (104,938)                  (234,358)               (113,683)
 Other transactions                               --                          1                   7,435
 Death benefits                              (21,943)                    (7,390)                     --
 Net annuity transactions                         --                         --                      --
                                         -----------               ------------            ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              (152,953)                  (312,560)              5,912,041
                                         -----------               ------------            ------------
 Net increase (decrease) in net
  assets                                    (103,311)                  (166,210)              6,339,401
NET ASSETS:
 Beginning of year                           448,267                  1,147,597               1,728,069
                                         -----------               ------------            ------------
 End of year                                $344,956                   $981,387              $8,067,470
                                         ===========               ============            ============

                                                             INVESCO
                                  UIF MID CAP            VAN KAMPEN V.I.          MORGAN STANLEY
                                    GROWTH                  AMERICAN               FOCUS GROWTH
                                   PORTFOLIO               VALUE FUND               PORTFOLIO
                                  SUB-ACCOUNT            SUB-ACCOUNT (5)           SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(373,542)               $(131,457)               $(17,863)
 Net realized gain (loss) on
  security transactions              2,142,830                1,554,648                  50,261
 Net realized gain on
  distributions                      3,040,384                       --                  40,520
 Net unrealized appreciation
  (depreciation) of investments
  during the year                   (3,089,008)               1,004,710                  37,741
                                 -------------            -------------            ------------
 Net increase (decrease) in net
  assets resulting from
  operations                         1,720,664                2,427,901                 110,659
                                 -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                             134,144                   84,547                     500
 Net transfers                      (2,694,837)                (795,968)                  3,115
 Surrenders for benefit
  payments and fees                 (3,006,996)              (1,944,806)               (322,943)
 Other transactions                       (221)                     (33)                     14
 Death benefits                       (287,978)                (155,329)                     --
 Net annuity transactions                   --                       --                      --
                                 -------------            -------------            ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                      (5,855,888)              (2,811,589)               (319,314)
                                 -------------            -------------            ------------
 Net increase (decrease) in net
  assets                            (4,135,224)                (383,688)               (208,655)
NET ASSETS:
 Beginning of year                  26,367,296               16,021,119               1,077,590
                                 -------------            -------------            ------------
 End of year                       $22,232,072              $15,637,431                $868,935
                                 =============            =============            ============

(5) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              MORGAN STANLEY         MORGAN STANLEY
                                                MULTI CAP                MID CAP
                                                  GROWTH                 GROWTH
                                                PORTFOLIO               PORTFOLIO
                                               SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(40,144)              $(13,103)
 Net realized gain (loss) on security
  transactions                                      171,682                 22,148
 Net realized gain on distributions                 154,113                 68,884
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (48,855)               (34,906)
                                               ------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                         236,796                 43,023
                                               ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                           28,021                     --
 Net transfers                                      (88,834)               (27,720)
 Surrenders for benefit payments and
  fees                                             (355,002)              (242,376)
 Other transactions                                     101                      2
 Death benefits                                     (65,821)                    --
 Net annuity transactions                                --                     --
                                               ------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (481,535)              (270,094)
                                               ------------            -----------
 Net increase (decrease) in net assets             (244,739)              (227,071)
NET ASSETS:
 Beginning of year                                2,416,988                863,063
                                               ------------            -----------
 End of year                                     $2,172,249               $635,992
                                               ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                         OPPENHEIMER
                                     MORGAN STANLEY              BLACKROCK                 CAPITAL
                                    FLEXIBLE INCOME               CAPITAL                APPRECIATION
                                       PORTFOLIO          APPRECIATION V.I. FUND           FUND/VA
                                      SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $46,161                  $(2,510)                 $(36,165)
 Net realized gain (loss) on
  security transactions                    (15,798)                  33,004                   183,224
 Net realized gain on
  distributions                                 --                   88,077                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           68,453                  184,523                   169,969
                                      ------------             ------------              ------------
 Net increase (decrease) in net
  assets resulting from
  operations                                98,816                  303,094                   317,028
                                      ------------             ------------              ------------
UNIT TRANSACTIONS:
 Purchases                                      --                4,462,043                     2,574
 Net transfers                             145,246                1,002,315                   (39,360)
 Surrenders for benefit
  payments and fees                        (65,617)                (104,595)                 (398,174)
 Other transactions                             --                    4,052                        (2)
 Death benefits                            (12,699)                      --                   (16,608)
 Net annuity transactions                       --                       --                        --
                                      ------------             ------------              ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              66,930                5,363,815                  (451,570)
                                      ------------             ------------              ------------
 Net increase (decrease) in net
  assets                                   165,746                5,666,909                  (134,542)
NET ASSETS:
 Beginning of year                         869,813                1,520,195                 2,625,631
                                      ------------             ------------              ------------
 End of year                            $1,035,559               $7,187,104                $2,491,089
                                      ============             ============              ============

                                                                                        OPPENHEIMER
                                       OPPENHEIMER             OPPENHEIMER              MAIN STREET
                                    GLOBAL SECURITIES          MAIN STREET           SMALL- & MID-CAP
                                         FUND/VA                 FUND/VA                  FUND/VA
                                       SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $117,309                $(36,759)               $(363,257)
 Net realized gain (loss) on
  security transactions                   1,344,272                 340,460                3,051,172
 Net realized gain on
  distributions                                  --                      --                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         3,321,150                 219,787                1,440,101
                                      -------------            ------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                              4,782,731                 523,488                4,128,016
                                      -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  208,667                   5,356                  186,605
 Net transfers                           (3,286,983)                285,878               (1,450,269)
 Surrenders for benefit
  payments and fees                      (2,606,056)               (394,634)              (3,370,337)
 Other transactions                            (638)                  1,596                     (146)
 Death benefits                            (293,786)                (51,849)                (294,380)
 Net annuity transactions                        --                      --                       --
                                      -------------            ------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (5,978,796)               (153,653)              (4,928,527)
                                      -------------            ------------            -------------
 Net increase (decrease) in net
  assets                                 (1,196,065)                369,835                 (800,511)
NET ASSETS:
 Beginning of year                       28,503,955               3,355,752               28,677,185
                                      -------------            ------------            -------------
 End of year                            $27,307,890              $3,725,587              $27,876,674
                                      =============            ============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                               OPPENHEIMER          PUTNAM VT
                                                  VALUE            DIVERSIFIED
                                                 FUND/VA           INCOME FUND
                                               SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(8,382)          $3,694,905
 Net realized gain (loss) on security
  transactions                                       47,085              671,999
 Net realized gain on distributions                      --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          125,339            4,164,855
                                               ------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                         164,042            8,531,759
                                               ------------       --------------
UNIT TRANSACTIONS:
 Purchases                                            7,516              683,723
 Net transfers                                       61,100            7,375,659
 Surrenders for benefit payments and
  fees                                             (204,440)         (11,755,395)
 Other transactions                                      --                 (102)
 Death benefits                                          --           (1,114,062)
 Net annuity transactions                                --                   --
                                               ------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (135,824)          (4,810,177)
                                               ------------       --------------
 Net increase (decrease) in net assets               28,218            3,721,582
NET ASSETS:
 Beginning of year                                1,541,212           87,183,520
                                               ------------       --------------
 End of year                                     $1,569,430          $90,905,102
                                               ============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              PUTNAM VT               PUTNAM VT               PUTNAM VT
                                             GLOBAL ASSET           INTERNATIONAL           INTERNATIONAL
                                           ALLOCATION FUND            VALUE FUND             EQUITY FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(68,178)                $18,821                  $6,524
 Net realized gain (loss) on security
  transactions                                    222,455                 (13,391)                (24,449)
 Net realized gain on distributions                    --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        757,290                 195,889                 249,025
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                       911,567                 201,319                 231,100
                                             ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                         51,701                   1,090                  21,888
 Net transfers                                  1,392,253                 166,709                 (40,937)
 Surrenders for benefit payments and
  fees                                           (927,505)               (301,959)               (131,096)
 Other transactions                                   (47)                    (59)                    117
 Death benefits                                   (21,715)                     --                 (27,594)
 Net annuity transactions                              --                      --                      --
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                494,687                (134,219)               (177,622)
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets          1,406,254                  67,100                  53,478
NET ASSETS:
 Beginning of year                              7,120,025               1,238,367               1,250,369
                                             ------------            ------------            ------------
 End of year                                   $8,526,279              $1,305,467              $1,303,847
                                             ============            ============            ============

                                                                    PUTNAM VT
                                             PUTNAM VT              SMALL CAP               PUTNAM VT
                                           INVESTORS FUND           VALUE FUND             VOYAGER FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $486                $(33,601)               $(36,476)
 Net realized gain (loss) on security
  transactions                                       (8)                303,233                   5,405
 Net realized gain on distributions                  --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        9,778                  74,338                 320,814
                                             ----------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                      10,256                 343,970                 289,743
                                             ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                       96,715                  21,641               4,014,186
 Net transfers                                  (47,412)               (590,302)              1,612,656
 Surrenders for benefit payments and
  fees                                             (665)               (333,338)               (149,658)
 Other transactions                                  27                    (118)                    482
 Death benefits                                      --                  (5,849)                (52,075)
 Net annuity transactions                            --                      --                      --
                                             ----------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               48,665                (907,966)              5,425,591
                                             ----------            ------------            ------------
 Net increase (decrease) in net assets           58,921                (563,996)              5,715,334
NET ASSETS:
 Beginning of year                               70,658               2,799,023               2,079,361
                                             ----------            ------------            ------------
 End of year                                   $129,579              $2,235,027              $7,794,695
                                             ==========            ============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                PUTNAM VT                 PIMCO
                                                  EQUITY                ALL ASSET
                                               INCOME FUND                 FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $13,933                 $51,602
 Net realized gain (loss) on security
  transactions                                       17,973                   2,653
 Net realized gain on distributions                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          143,541                  66,157
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                         175,447                 120,412
                                               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                          140,184               1,140,158
 Net transfers                                      118,637                  82,659
 Surrenders for benefit payments and
  fees                                              (40,336)                (28,016)
 Other transactions                                    (126)                    148
 Death benefits                                     (31,279)                     --
 Net annuity transactions                                --                      --
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                  187,080               1,194,949
                                               ------------            ------------
 Net increase (decrease) in net assets              362,527               1,315,361
NET ASSETS:
 Beginning of year                                  883,394                 311,615
                                               ------------            ------------
 End of year                                     $1,245,921              $1,626,976
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       PIMCO
                                                PIMCO                  GLOBAL            JENNISON 20/20
                                            EQS PATHFINDER          MULTI-ASSET              FOCUS
                                                 FUND                   FUND               PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $10,180               $11,704               $(9,628)
 Net realized gain (loss) on security
  transactions                                     16,642                  (213)               33,800
 Net realized gain on distributions                    --                 2,886                19,198
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        210,327                15,863                (6,142)
                                             ------------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                       237,149                30,240                37,228
                                             ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      3,926,814               408,381                    84
 Net transfers                                    901,038                38,711               (72,791)
 Surrenders for benefit payments and
  fees                                            (92,377)               (4,757)               (4,427)
 Other transactions                                    81                    (5)                   --
 Death benefits                                        --                    --               (13,523)
 Net annuity transactions                              --                    --                    --
                                             ------------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              4,735,556               442,330               (90,657)
                                             ------------            ----------            ----------
 Net increase (decrease) in net assets          4,972,705               472,570               (53,429)
NET ASSETS:
 Beginning of year                              1,276,923               264,759               512,677
                                             ------------            ----------            ----------
 End of year                                   $6,249,628              $737,329              $459,248
                                             ============            ==========            ==========

                                                                                       PRUDENTIAL
                                                                  PRUDENTIAL             SERIES
                                             JENNISON               VALUE             INTERNATIONAL
                                             PORTFOLIO            PORTFOLIO              GROWTH
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(959)              $(4,030)               $(713)
 Net realized gain (loss) on security
  transactions                                     122                  (303)                 (54)
 Net realized gain on distributions                 --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       5,991                38,348                6,418
                                             ---------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                      5,154                34,015                5,651
                                             ---------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                          --                    84                   --
 Net transfers                                      --                    --                   --
 Surrenders for benefit payments and
  fees                                              (2)               (3,008)                  (1)
 Other transactions                                 --                    (1)                  --
 Death benefits                                     --                    --                   --
 Net annuity transactions                           --                    --                   --
                                             ---------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                  (2)               (2,925)                  (1)
                                             ---------            ----------            ---------
 Net increase (decrease) in net assets           5,152                31,090                5,650
NET ASSETS:
 Beginning of year                              39,005               284,514               29,418
                                             ---------            ----------            ---------
 End of year                                   $44,157              $315,604              $35,068
                                             =========            ==========            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                 INVESCO
                                             VAN KAMPEN V.I.            INVESCO
                                                GROWTH AND          VAN KAMPEN V.I.
                                               INCOME FUND           COMSTOCK FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $41,522               $(6,966)
 Net realized gain (loss) on security
  transactions                                    2,144,562               (83,623)
 Net realized gain on distributions                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        3,631,867               509,055
                                               ------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                       5,817,951               418,466
                                               ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                          250,548                 6,902
 Net transfers                                   (4,353,405)             (156,746)
 Surrenders for benefit payments and
  fees                                           (5,592,311)             (340,443)
 Other transactions                                  (1,415)                    3
 Death benefits                                    (783,754)              (12,748)
 Net annuity transactions                                --                    --
                                               ------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (10,480,337)             (503,032)
                                               ------------            ----------
 Net increase (decrease) in net assets           (4,662,386)              (84,566)
NET ASSETS:
 Beginning of year                               49,253,592             2,715,455
                                               ------------            ----------
 End of year                                    $44,591,206            $2,630,889
                                               ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               INVESCO                 INVESCO              WELLS FARGO            WELLS FARGO
                                           VAN KAMPEN V.I.         VAN KAMPEN V.I.          ADVANTAGE VT          ADVANTAGE VT
                                               AMERICAN                MID CAP              INDEX ASSET           TOTAL RETURN
                                            FRANCHISE FUND           GROWTH FUND          ALLOCATION FUND           BOND FUND
                                          SUB-ACCOUNT (6)(7)      SUB-ACCOUNT (8)(9)        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(1,332,323)              $(228,296)              $(5,462)              $(23,069)
 Net realized gain (loss) on security
  transactions                                  5,870,041                 650,583                22,141                 75,118
 Net realized gain on distributions                    --                   2,698                    --                110,670
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,068,865                 842,432                78,041                 76,152
                                             ------------            ------------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     6,606,583               1,267,417                94,720                238,871
                                             ------------            ------------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                        635,123                 195,441                 4,511                 23,421
 Net transfers                                 (6,024,823)            (16,984,479)              162,708                763,230
 Surrenders for benefit payments and
  fees                                        (12,084,218)             (1,533,351)             (337,656)            (1,177,557)
 Other transactions                                 2,655                  (4,322)                    2                    336
 Death benefits                                (1,144,224)                (50,400)                   --               (314,610)
 Net annuity transactions                          66,013                   4,356                    --                     --
                                             ------------            ------------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (18,549,474)            (18,372,755)             (170,435)              (705,180)
                                             ------------            ------------            ----------            -----------
 Net increase (decrease) in net assets        (11,942,891)            (17,105,338)              (75,715)              (466,309)
NET ASSETS:
 Beginning of year                             74,784,968              25,373,606               893,823              5,917,870
                                             ------------            ------------            ----------            -----------
 End of year                                  $62,842,077              $8,268,268              $818,108             $5,451,561
                                             ============            ============            ==========            ===========

                                            WELLS FARGO           WELLS FARGO           WELLS FARGO
                                            ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT
                                             INTRINSIC           INTERNATIONAL           SMALL CAP
                                             VALUE FUND           EQUITY FUND           GROWTH FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(11,181)              $(6,418)             $(43,157)
 Net realized gain (loss) on security
  transactions                                  (71,542)                3,278                 2,603
 Net realized gain on distributions                  --                89,016               111,995
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      509,816                50,968                78,511
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     427,093               136,844               149,952
                                             ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                       17,865                10,558                 7,110
 Net transfers                                 (174,634)               92,613               (79,934)
 Surrenders for benefit payments and
  fees                                         (434,948)             (331,537)             (387,040)
 Other transactions                                   5                    --                     4
 Death benefits                                 (39,076)              (21,796)              (19,873)
 Net annuity transactions                            --                    --                    --
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (630,788)             (250,162)             (479,733)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets         (203,695)             (113,318)             (329,781)
NET ASSETS:
 Beginning of year                            2,681,276             1,386,842             2,489,270
                                             ----------            ----------            ----------
 End of year                                 $2,477,581            $1,273,524            $2,159,489
                                             ==========            ==========            ==========

(6) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

(7) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(8)  Funded as of April 27, 2012.

(9) Effective April 27, 2012 Invesco V.I. Capital Development Fund merged with Invesco Van Kampen V.I. Mid Cap Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                       WELLS FARGO
                                               WELLS FARGO            ADVANTAGE VT           WELLS FARGO
                                               ADVANTAGE VT             SMALL CAP            ADVANTAGE VT
                                              DISCOVERY FUND           VALUE FUND          OPPORTUNITY FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(33,628)               $(4,153)              $(5,588)
 Net realized gain (loss) on security
  transactions                                      134,475               (109,494)                3,716
 Net realized gain on distributions                      --                     --                   120
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          139,894                141,645                46,483
                                               ------------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                         240,741                 27,998                44,731
                                               ------------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                               --                     --                    --
 Net transfers                                        6,949                 26,977               (37,581)
 Surrenders for benefit payments and
  fees                                             (185,352)              (201,448)               (8,095)
 Other transactions                                      (2)                  (101)                    1
 Death benefits                                     (45,092)               (10,556)                   --
 Net annuity transactions                                --                     --                    --
                                               ------------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (223,497)              (185,128)              (45,675)
                                               ------------            -----------            ----------
 Net increase (decrease) in net assets               17,244               (157,130)                 (944)
NET ASSETS:
 Beginning of year                                1,601,116                436,787               352,314
                                               ------------            -----------            ----------
 End of year                                     $1,618,360               $279,657              $351,370
                                               ============            ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.   ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account established by Hartford Life and Annuity Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the American Century VP Value Fund, American Century VP Growth Fund, AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Value Opportunities Fund (formerly Invesco Van Kampen V.I. Value Opportunities Fund), Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Balanced Risk Allocation Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Money Market Fund, American Century VP Mid Cap Value Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Wells Fargo Advantage VT Omega Growth Fund, Fidelity(R) VIP Growth Portfolio, Fidelity(R) VIP Contrafund Portfolio, Fidelity(R) VIP Mid Cap Portfolio, Fidelity(R) VIP Value Strategies Portfolio, Fidelity(R) VIP Dynamic Capital Appreciation Portfolio, Fidelity(R) VIP Strategic Income Portfolio, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Global Real Estate Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Templeton Global Bond Securities Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund), Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, American Funds New World HLS Fund, Hartford Portfolio Diversifier HLS Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Calibrated Dividend Growth Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, MFS(R) Core Equity Series, MFS(R) Growth Series, MFS(R) Global Equity Series, MFS(R) Investors Growth Stock Series, MFS(R) Investors Trust Series, MFS(R) Mid Cap Growth Series, MFS(R) New Discovery Series, MFS(R) Total Return Series, MFS(R) Value Series, MFS(R) Research Bond Series, MFS(R) Research International Series, MFS(R) Research Series, MFS(R) High Yield Portfolio (merged with MFS(R) High Income Series), BlackRock Global Allocation V.I. Fund, BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Growth V.I. Fund, BlackRock Equity Dividend V.I. Fund, UIF Core Plus Fixed Income Portfolio (merged with Morgan Stanley Flexible Income Portfolio), UIF Growth Portfolio (merged with Morgan Stanley Focus Growth Portfolio) (merged with Morgan Stanley Multi Cap Growth Portfolio), UIF Mid Cap Growth Portfolio, Invesco V.I. American Value Fund (formerly Invesco Van Kampen V.I. American Value Fund), Morgan Stanley Mid Cap Growth Portfolio, BlackRock Capital Appreciation V.I. Fund, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Fund/VA (formerly Oppenheimer Global Securities Fund/VA), Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small Cap Fund/VA

-------------------------------------------------------------------------------

    (formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA), Oppenheimer Equity Income Fund (formerly Oppenheimer Value Fund/VA), Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT Small Cap Value Fund, Putnam VT Voyager Fund, Putnam VT Equity Income Fund, PIMCO All Asset Fund, PIMCO EqS Pathfinder Fund, PIMCO Global Multi-Asset Fund, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series International Growth*, Invesco V.I. Growth and Income Fund (formerly Invesco Van Kampen V.I. Growth and Income Fund), Invesco V.I. Comstock Fund (formerly Invesco Van Kampen V.I. Comstock Fund), Invesco V.I. American Franchise (formerly Invesco Van Kampen V.I. American Franchise Fund), Invesco V.I. Mid Cap Growth Fund (formerly Invesco Van Kampen V.I. Mid Cap Growth Fund), Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund.

* This fund was not funded as of December 31, 2013, and as a result, is not presented in the statements of assets and liabilities.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2013 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2013, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the years ended December 31, 2013 and 2012.

       g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2013. The 2007 through 2013 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

       h) MERGED FUNDS -- The results of Merged Funds ("Merged Funds") are combined with the results of the surviving Fund in the Statement of Operations and Statement of Changes in Net Assets.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Each Sub-account is charged certain fees, according to contract terms, as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of 1.55% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) TAX EXPENSE CHARGES -- If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account's average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       d) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       e) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Note 6, Financial Highlights.

       f) DISTRIBUTION CHARGE -- A Distribution Charge of 0.75% may be charged, by the Sponsor Company, to the contract's value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to zero after the completion of eight years after each respective premium payment. These charges

-------------------------------------------------------------------------------

       are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
American Century VP Value Fund                        $2,815,546      $2,619,884
American Century VP Growth Fund                        1,824,135         543,298
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                             4,669,974      12,228,387
AllianceBernstein VPS International Value
 Portfolio                                             3,685,814      16,030,060
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                             8,859,218      11,882,320
AllianceBernstein VPS Value Portfolio                  2,443,534       2,074,162
AllianceBernstein VPS International Growth
 Portfolio                                             1,141,371       4,642,129
Invesco V.I. Value Opportunities Fund*                 9,104,278      34,109,227
Invesco V.I. Core Equity Fund                         49,532,765      54,810,531
Invesco V.I. Government Securities Fund               75,187,630     270,081,541
Invesco V.I. International Growth Fund                47,519,365      59,708,756
Invesco V.I. Mid Cap Core Equity Fund                 38,139,037      72,406,567
Invesco V.I. Small Cap Equity Fund                    38,689,498      61,776,022
Invesco V.I. Balanced Risk Allocation Fund             7,462,388      12,562,198
Invesco V.I. Diversified Dividend Fund                   129,604         299,673
Invesco V.I. Money Market Fund                       274,851,125     148,261,369
American Century VP Mid Cap Value Fund                   596,852         509,306
American Funds Global Bond Fund                       19,611,206     117,702,722
American Funds Global Growth and Income Fund          32,218,274     222,810,801
American Funds Asset Allocation Fund                  99,619,510     367,131,528
American Funds Blue Chip Income and Growth Fund       46,992,717     233,300,199
American Funds Bond Fund                             341,000,983     265,127,038
American Funds Global Growth Fund                     25,758,351     151,519,865
American Funds Growth Fund                            80,323,518     731,621,014
American Funds Growth-Income Fund                     82,216,907     743,807,349
American Funds International Fund                     40,852,298     178,063,110
American Funds New World Fund                         23,659,584     122,097,131
American Funds Global Small Capitalization Fund       28,660,592      85,924,985
Wells Fargo Advantage VT Omega Growth Fund               230,461         672,170
Fidelity(R) VIP Growth Portfolio                       2,835,382       6,134,123
Fidelity(R) VIP Contrafund Portfolio                  21,065,465      52,709,694
Fidelity(R) VIP Mid Cap Portfolio                     18,185,091      34,362,473
Fidelity(R) VIP Value Strategies Portfolio             3,307,663       4,888,433
Fidelity(R) VIP Dynamic Capital Appreciation
 Portfolio                                             2,637,824       2,624,838
Fidelity(R) VIP Strategic Income Portfolio               220,199         536,421
Franklin Rising Dividends Securities Fund             70,136,591     271,517,250
Franklin Income Securities Fund                      167,801,017     780,173,813
Franklin Large Cap Growth Securities Fund             11,129,097      45,234,302
Franklin Global Real Estate Securities Fund            1,161,174       1,904,737
Franklin Small-Mid Cap Growth Securities Fund         56,259,439      90,662,165
Franklin Small Cap Value Securities Fund              39,522,032      42,340,396
Franklin Strategic Income Securities Fund            116,866,815     390,189,345
Mutual Shares Securities Fund                         71,861,957     322,984,564
Templeton Developing Markets Securities Fund          17,383,115      63,338,111

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    $76,342,283    $117,102,626
Templeton Growth Securities Fund                      41,054,256     192,784,237
Mutual Global Discovery Securities Fund               78,070,116     209,489,162
Franklin Flex Cap Growth Securities Fund              13,310,774      33,393,650
Franklin Large Cap Value Securities Fund              14,057,245      16,675,866
Templeton Global Bond Securities Fund                 22,347,104      64,663,439
Hartford Balanced HLS Fund                             8,010,098       6,645,214
Hartford Total Return Bond HLS Fund                  179,845,249     131,476,108
Hartford Capital Appreciation HLS Fund                24,354,881     293,967,610
Hartford Dividend and Growth HLS Fund                 41,179,712     154,921,206
Hartford Global Research HLS Fund                        664,625       1,171,810
Hartford Global Growth HLS Fund                        1,819,290       1,528,354
Hartford Disciplined Equity HLS Fund                  17,000,533      28,955,312
Hartford Growth HLS Fund                               1,594,808       7,551,822
Hartford Growth Opportunities HLS Fund                 9,691,709      52,154,637
Hartford High Yield HLS Fund                          21,460,328      36,383,028
Hartford Index HLS Fund                               15,997,963      10,970,621
Hartford International Opportunities HLS Fund         23,375,557      12,443,540
Hartford Small/Mid Cap Equity HLS Fund                 4,114,700       8,326,347
Hartford Ultrashort Bond HLS Fund*                   445,100,947     658,191,409
Hartford Small Company HLS Fund                       13,354,743       7,934,083
Hartford SmallCap Growth HLS Fund                      7,253,319       9,731,242
Hartford Stock HLS Fund                                1,212,917       4,458,551
Hartford U.S. Government Securities HLS Fund          12,728,312      37,665,004
Hartford Value HLS Fund                                7,171,915      16,562,120
American Funds Asset Allocation HLS Fund              27,793,029      37,730,799
American Funds Blue Chip Income and Growth HLS
 Fund                                                 14,985,629      19,595,678
American Funds Bond HLS Fund                          94,193,449      42,276,964
American Funds Global Bond HLS Fund                    6,247,539      22,921,450
American Funds Global Growth and Income HLS
 Fund                                                  7,125,078      37,536,205
American Funds Global Growth HLS Fund                  5,677,033      14,350,351
American Funds Global Small Capitalization HLS
 Fund                                                 16,564,013      16,617,141
American Funds Growth HLS Fund                        40,398,249      92,602,872
American Funds Growth-Income HLS Fund                 29,872,083      60,774,822
American Funds International HLS Fund                 24,194,813      54,168,333
American Funds New World HLS Fund                      9,514,319      25,364,003
Hartford Portfolio Diversifier HLS Fund              171,261,809      17,776,115
Lord Abbett Fundamental Equity Fund                    6,811,420       3,907,777
Lord Abbett Calibrated Dividend Growth Fund            8,631,379       7,499,168
Lord Abbett Bond Debenture Fund                       15,320,561      40,381,493
Lord Abbett Growth and Income Fund                     3,115,269       8,516,017
MFS(R) Core Equity Series                              6,014,667       8,606,184
MFS(R) Growth Series                                 114,584,676      41,906,801
MFS(R) Global Equity Series                           16,154,916      18,073,204
MFS(R) Investors Growth Stock Series                   7,470,290      20,710,791
MFS(R) Investors Trust Series                         21,299,427     134,858,991
MFS(R) Mid Cap Growth Series                          13,740,010      29,493,450
MFS(R) New Discovery Series                           35,271,992     108,665,426
MFS(R) Total Return Series                            55,424,890     360,380,829

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
MFS(R) Value Series                                  $90,053,640    $134,414,061
MFS(R) Research Bond Series                          606,608,309     144,463,067
MFS(R) Research International Series                   6,104,872      25,776,542
MFS(R) Research Series                                14,585,451      29,711,258
MFS(R) High Yield Portfolio*                         233,056,419     278,440,439
BlackRock Global Allocation V.I. Fund                  2,426,972         340,771
BlackRock Global Opportunities V.I. Fund                  43,932          87,609
BlackRock Large Cap Growth V.I. Fund                     188,026         435,062
BlackRock Equity Dividend V.I. Fund                    3,950,027       3,036,061
UIF Core Plus Fixed Income Portfolio*                  1,393,801       1,361,158
UIF Growth Portfolio*                                  3,727,478       4,266,213
UIF Mid Cap Growth Portfolio                           1,856,971      12,690,307
Invesco V.I. American Value Fund*                      3,740,565       9,727,789
Morgan Stanley Mid Cap Growth Portfolio                   27,072         162,796
BlackRock Capital Appreciation V.I. Fund               4,470,838       3,485,309
Oppenheimer Capital Appreciation Fund/VA                 746,808       1,565,185
Oppenheimer Global Fund/VA*                            5,252,122      18,649,843
Oppenheimer Main Street Fund/VA                        1,103,556       2,064,858
Oppenheimer Main Street Small Cap Fund/VA*             4,633,596      15,663,743
Oppenheimer Equity Income Fund*                        2,822,538       1,260,934
Putnam VT Diversified Income Fund                     10,682,160      35,306,166
Putnam VT Global Asset Allocation Fund                 1,637,140       6,205,201
Putnam VT International Value Fund                       511,368         857,602
Putnam VT International Equity Fund                      776,972         827,816
Putnam VT Investors Fund                                  20,554          10,673
Putnam VT Small Cap Value Fund                         2,560,252       2,367,186
Putnam VT Voyager Fund                                 3,010,548       3,678,581
Putnam VT Equity Income Fund                             344,968         242,220
PIMCO All Asset Fund                                     959,344         467,263
PIMCO EqS Pathfinder Fund                              2,861,082       2,084,730
PIMCO Global Multi-Asset Fund                            201,897          79,297
Jennison 20/20 Focus Portfolio                               157          45,803
Jennison Portfolio                                        36,978          51,167
Prudential Value Portfolio                                    33          52,891
Prudential Series International Growth*                       --          36,338
Invesco V.I. Growth and Income Fund*                   5,365,757      17,673,908
Invesco V.I. Comstock Fund*                              239,741         937,762
Invesco V.I. American Franchise*                       8,230,410      28,562,270
Invesco V.I. Mid Cap Growth Fund*                      9,954,240       8,031,025
Wells Fargo Advantage VT Index Asset Allocation
 Fund                                                    143,727         369,136
Wells Fargo Advantage VT Total Return Bond Fund        1,157,294       1,958,712
Wells Fargo Advantage VT Intrinsic Value Fund            308,241         887,363
Wells Fargo Advantage VT International Equity
 Fund                                                    214,895         511,176
Wells Fargo Advantage VT Small Cap Growth Fund           455,423         909,129
Wells Fargo Advantage VT Discovery Fund                  210,110         547,439
Wells Fargo Advantage VT Small Cap Value Fund             18,760         103,128
Wells Fargo Advantage VT Opportunity Fund                 33,953          75,751

*   See Note 1 for additional information related to this Sub-Account.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2013 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
American Century VP Value
 Fund                                212,773        196,146          16,627
American Century VP Growth
 Fund                                166,726         44,924         121,802
AllianceBernstein VPS
 Balanced Wealth Strategy
 Portfolio                           346,936      1,043,324        (696,388)
AllianceBernstein VPS
 International Value
 Portfolio                           268,858      2,261,006      (1,992,148)
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                           490,612        757,368        (266,756)
AllianceBernstein VPS Value
 Portfolio                           220,370        186,447          33,923
AllianceBernstein VPS
 International Growth
 Portfolio                           121,090        557,140        (436,050)
Invesco V.I. Value
 Opportunities Fund*               6,167,954     24,191,781     (18,023,827)
Invesco V.I. Core Equity Fund      3,202,398      3,682,717        (480,319)
Invesco V.I. Government
 Securities Fund                  46,375,056    196,761,400    (150,386,344)
Invesco V.I. International
 Growth Fund                      14,722,156     19,514,633      (4,792,477)
Invesco V.I. Mid Cap Core
 Equity Fund                      12,161,694     34,411,192     (22,249,498)
Invesco V.I. Small Cap Equity
 Fund                              2,107,251      3,280,293      (1,173,042)
Invesco V.I. Balanced Risk
 Allocation Fund                     555,461      1,041,585        (486,124)
Invesco V.I. Diversified
 Dividend Fund                         9,161         22,133         (12,972)
Invesco V.I. Money Market
 Fund                             27,758,071     14,972,154      12,785,917
American Century VP Mid Cap
 Value Fund                           47,402         37,846           9,556
American Funds Global Bond
 Fund                              1,413,413      8,981,000      (7,567,587)
American Funds Global Growth
 and Income Fund                   1,979,821     17,380,217     (15,400,396)
American Funds Asset
 Allocation Fund                   5,822,837     21,085,423     (15,262,586)
American Funds Blue Chip
 Income and Growth Fund           29,887,501    171,531,472    (141,643,971)
American Funds Bond Fund          21,408,921     17,215,374       4,193,547
American Funds Global Growth
 Fund                              1,423,428      8,395,204      (6,971,776)
American Funds Growth Fund         5,308,354     48,684,139     (43,375,785)
American Funds Growth-Income
 Fund                              4,260,577     44,296,003     (40,035,426)
American Funds International
 Fund                              2,585,081     11,593,857      (9,008,776)
American Funds New World Fund        829,153      4,493,190      (3,664,037)
American Funds Global Small
 Capitalization Fund               1,426,336      4,256,032      (2,829,696)
Wells Fargo Advantage VT
 Omega Growth Fund                     7,061         40,819         (33,758)
Fidelity(R) VIP Growth
 Portfolio                           233,530        516,451        (282,921)
Fidelity(R) VIP Contrafund
 Portfolio                         1,444,857      4,055,173      (2,610,316)
Fidelity(R) VIP Mid Cap
 Portfolio                           608,246      2,523,625      (1,915,379)
Fidelity(R) VIP Value
 Strategies Portfolio                246,188        352,175        (105,987)
Fidelity(R) VIP Dynamic
 Capital Appreciation
 Portfolio                           177,333        187,603         (10,270)
Fidelity(R) VIP Strategic
 Income Portfolio                     12,747         38,355         (25,608)
Franklin Rising Dividends
 Securities Fund                   3,408,539     13,874,101     (10,465,562)
Franklin Income Securities
 Fund                              4,168,275     42,441,022     (38,272,747)
Franklin Large Cap Growth
 Securities Fund                     796,937      3,264,245      (2,467,308)
Franklin Global Real Estate
 Securities Fund                      40,851         91,211         (50,360)
Franklin Small-Mid Cap Growth
 Securities Fund                   3,240,473      6,699,295      (3,458,822)
Franklin Small Cap Value
 Securities Fund                   2,968,042      3,241,058        (273,016)
Franklin Strategic Income
 Securities Fund                   3,712,390     20,529,845     (16,817,455)
Mutual Shares Securities Fund      3,770,543     18,045,018     (14,274,475)
Templeton Developing Markets
 Securities Fund                     909,841      3,363,266      (2,453,425)
Templeton Foreign Securities
 Fund                              5,545,453      8,253,665      (2,708,212)
Templeton Growth Securities
 Fund                              2,336,751     12,918,357     (10,581,606)
Mutual Global Discovery
 Securities Fund                   1,989,255      8,921,870      (6,932,615)
Franklin Flex Cap Growth
 Securities Fund                   1,021,896      2,485,107      (1,463,211)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Franklin Large Cap Value
 Securities Fund                   1,105,347      1,293,291        (187,944)
Templeton Global Bond
 Securities Fund                   1,117,318      4,497,019      (3,379,701)
Hartford Balanced HLS Fund           615,441        501,463         113,978
Hartford Total Return Bond
 HLS Fund                         12,957,467     10,487,743       2,469,724
Hartford Capital Appreciation
 HLS Fund                          1,307,959     24,142,490     (22,834,531)
Hartford Dividend and Growth
 HLS Fund                          1,504,082     11,507,987     (10,003,905)
Hartford Global Research HLS
 Fund                                 54,613         97,479         (42,866)
Hartford Global Growth HLS
 Fund                                172,857        148,562          24,295
Hartford Disciplined Equity
 HLS Fund                          1,238,964      2,116,390        (877,426)
Hartford Growth HLS Fund             117,823        566,993        (449,170)
Hartford Growth Opportunities
 HLS Fund                            810,775      4,201,850      (3,391,075)
Hartford High Yield HLS Fund       1,140,099      2,341,022      (1,200,923)
Hartford Index HLS Fund            1,037,450        651,252         386,198
Hartford International
 Opportunities HLS Fund            2,195,860      1,152,189       1,043,671
Hartford Small/Mid Cap Equity
 HLS Fund                            234,304        593,701        (359,397)
Hartford Ultrashort Bond HLS
 Fund*                           329,393,151    488,596,893    (159,203,742)
Hartford Small Company HLS
 Fund                                848,859        551,885         296,974
Hartford SmallCap Growth HLS
 Fund                                321,378        534,227        (212,849)
Hartford Stock HLS Fund               89,231        352,830        (263,599)
Hartford U.S. Government
 Securities HLS Fund               1,166,460      3,611,223      (2,444,763)
Hartford Value HLS Fund              520,797      1,226,234        (705,437)
American Funds Asset
 Allocation HLS Fund               1,822,535      2,966,042      (1,143,507)
American Funds Blue Chip
 Income and Growth HLS Fund          967,496      1,558,981        (591,485)
American Funds Bond HLS Fund       8,079,009      3,745,331       4,333,678
American Funds Global Bond
 HLS Fund                            380,238      2,043,789      (1,663,551)
American Funds Global Growth
 and Income HLS Fund                 424,610      3,380,415      (2,955,805)
American Funds Global Growth
 HLS Fund                            327,889      1,172,427        (844,538)
American Funds Global Small
 Capitalization HLS Fund           1,093,668      1,557,814        (464,146)
American Funds Growth HLS
 Fund                              2,466,007      7,514,925      (5,048,918)
American Funds Growth-Income
 HLS Fund                          2,109,605      4,911,750      (2,802,145)
American Funds International
 HLS Fund                          1,849,366      5,365,291      (3,515,925)
American Funds New World HLS
 Fund                                461,116      2,446,433      (1,985,317)
Hartford Portfolio
 Diversifier HLS Fund             19,861,834      2,006,995      17,854,839
Lord Abbett Fundamental
 Equity Fund                         365,083        265,232          99,851
Lord Abbett Calibrated
 Dividend Growth Fund                496,940        532,751         (35,811)
Lord Abbett Bond Debenture
 Fund                                800,416      2,747,946      (1,947,530)
Lord Abbett Growth and Income
 Fund                                257,075        716,757        (459,682)
MFS(R) Core Equity Series            555,339        777,692        (222,353)
MFS(R) Growth Series              10,404,244      3,753,291       6,650,953
MFS(R) Global Equity Series          870,948        961,889         (90,941)
MFS(R) Investors Growth Stock
 Series                              630,851      2,072,574      (1,441,723)
MFS(R) Investors Trust Series      1,642,927     10,648,701      (9,005,774)
MFS(R) Mid Cap Growth Series       2,069,666      4,212,729      (2,143,063)
MFS(R) New Discovery Series        2,040,195      5,793,837      (3,753,642)
MFS(R) Total Return Series         3,089,036     21,747,658     (18,658,622)
MFS(R) Value Series                4,899,326      7,529,197      (2,629,871)
MFS(R) Research Bond Series       46,261,329     10,805,205      35,456,124
MFS(R) Research International
 Series                              406,274      1,801,619      (1,395,345)
MFS(R) Research Series               951,670      1,884,187        (932,517)
MFS(R) High Yield Portfolio*      19,602,382     17,755,928       1,846,454
BlackRock Global Allocation
 V.I. Fund                           201,465         28,634         172,831

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
BlackRock Global
 Opportunities V.I. Fund               2,634          4,929          (2,295)
BlackRock Large Cap Growth
 V.I. Fund                             9,364         33,067         (23,703)
BlackRock Equity Dividend
 V.I. Fund                           293,115        235,645          57,470
UIF Core Plus Fixed Income
 Portfolio*                          125,621        107,934          17,687
UIF Growth Portfolio*                306,782        545,595        (238,813)
UIF Mid Cap Growth Portfolio          84,455        912,041        (827,586)
Invesco V.I. American Value
 Fund*                               248,587        661,230        (412,643)
Morgan Stanley Mid Cap Growth
 Portfolio                             1,930         11,554          (9,624)
BlackRock Capital
 Appreciation V.I. Fund              293,595        298,419          (4,824)
Oppenheimer Capital
 Appreciation Fund/VA                 61,091        133,497         (72,406)
Oppenheimer Global Fund/VA*          389,726      1,476,554      (1,086,828)
Oppenheimer Main Street
 Fund/VA                              84,604        156,349         (71,745)
Oppenheimer Main Street Small
 Cap Fund/VA*                        268,872      1,021,882        (753,010)
Oppenheimer Equity Income
 Fund*                               241,301        106,693         134,608
Putnam VT Diversified Income
 Fund                                598,873      2,615,763      (2,016,890)
Putnam VT Global Asset
 Allocation Fund                     116,746        482,507        (365,761)
Putnam VT International Value
 Fund                                 50,889         92,452         (41,563)
Putnam VT International
 Equity Fund                          83,151         86,294          (3,143)
Putnam VT Investors Fund               1,310            489             821
Putnam VT Small Cap Value
 Fund                                176,776        160,834          15,942
Putnam VT Voyager Fund               212,249        262,159         (49,910)
Putnam VT Equity Income Fund          18,248         12,921           5,327
PIMCO All Asset Fund                  76,459         39,274          37,185
PIMCO EqS Pathfinder Fund            248,139        184,997          63,142
PIMCO Global Multi-Asset Fund         17,111          7,140           9,971
Jennison 20/20 Focus
 Portfolio                               117         20,679         (20,562)
Jennison Portfolio                    28,559         43,669         (15,110)
Prudential Value Portfolio                28         33,431         (33,403)
Prudential Series
 International Growth*                    --         36,866         (36,866)
Invesco V.I. Growth and
 Income Fund*                        328,777      1,272,648        (943,871)
Invesco V.I. Comstock Fund*           10,510         47,119         (36,609)
Invesco V.I. American
 Franchise*                          688,599      2,358,916      (1,670,317)
Invesco V.I. Mid Cap Growth
 Fund*                               856,799        680,584         176,215
Wells Fargo Advantage VT
 Index Asset Allocation Fund          34,040        151,013        (116,973)
Wells Fargo Advantage VT
 Total Return Bond Fund              229,941      1,100,392        (870,451)
Wells Fargo Advantage VT
 Intrinsic Value Fund                129,674        627,768        (498,094)
Wells Fargo Advantage VT
 International Equity Fund            11,034         40,082         (29,048)
Wells Fargo Advantage VT
 Small Cap Growth Fund                54,914        415,145        (360,231)
Wells Fargo Advantage VT
 Discovery Fund                        7,916         23,936         (16,020)
Wells Fargo Advantage VT
 Small Cap Value Fund                    989          6,928          (5,939)
Wells Fargo Advantage VT
 Opportunity Fund                      2,183          4,534          (2,351)

*   See Note 1 for additional information related to this Sub-Account.

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
American Century VP Value
 Fund                                552,353         73,664         478,689
American Century VP Growth
 Fund                                 75,217            226          74,991
AllianceBernstein VPS
 Balanced Wealth Strategy
 Portfolio                           439,299        679,336        (240,037)
AllianceBernstein VPS
 International Value
 Portfolio                           650,869      1,049,391        (398,522)
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                           396,288        514,821        (118,533)
AllianceBernstein VPS Value
 Portfolio                            47,435         90,350         (42,915)
AllianceBernstein VPS
 International Growth
 Portfolio                            86,507        291,885        (205,378)
Invesco Van Kampen V.I. Value
 Opportunities Fund               13,114,164     26,087,370     (12,973,206)
Invesco V.I. Core Equity Fund      1,115,313      4,559,133      (3,443,820)
Invesco V.I. Government
 Securities Fund                  99,178,293    145,157,183     (45,978,890)
Invesco V.I. International
 Growth Fund                       4,272,393     19,614,262     (15,341,869)
Invesco V.I. Mid Cap Core
 Equity Fund                      12,194,218     37,074,216     (24,879,998)
Invesco V.I. Small Cap Equity
 Fund                              1,053,451      2,889,944      (1,836,493)
Invesco V.I. Balanced Risk
 Allocation Fund                   1,001,361        496,475         504,886
Invesco V.I. Diversified
 Dividend Fund                        31,750         14,482          17,268
American Century VP Mid Cap
 Value Fund                           11,601          1,997           9,604
American Funds Global Bond
 Fund                              2,712,691      6,640,490      (3,927,799)
American Funds Global Growth
 and Income Fund                   1,465,990      9,989,128      (8,523,138)
American Funds Asset
 Allocation Fund                   3,214,019     17,025,894     (13,811,875)
American Funds Blue Chip
 Income and Growth Fund           34,809,996    138,499,358    (103,689,362)
American Funds Bond Fund           7,054,528     14,805,725      (7,751,197)
American Funds Global Growth
 Fund                              1,022,810      6,977,452      (5,954,642)
American Funds Growth Fund         3,388,928     43,167,523     (39,778,595)
American Funds Growth-Income
 Fund                              3,028,129     38,122,417     (35,094,288)
American Funds International
 Fund                              1,748,251     10,941,067      (9,192,816)
American Funds New World Fund        654,365      3,439,684      (2,785,319)
American Funds Global Small
 Capitalization Fund                 652,999      4,318,826      (3,665,827)
Wells Fargo Advantage VT
 Omega Growth Fund                    14,685         44,905         (30,220)
Fidelity(R) VIP Growth
 Portfolio                           251,875        448,433        (196,558)
Fidelity(R) VIP Contrafund
 Portfolio                         1,715,329      1,895,443        (180,114)
Fidelity(R) VIP Mid Cap
 Portfolio                           490,097      1,500,602      (1,010,505)
Fidelity(R) VIP Value
 Strategies Portfolio                418,584        362,841          55,743
Fidelity(R) VIP Dynamic
 Capital Appreciation
 Portfolio                           206,118        141,371          64,747
Fidelity(R) VIP Strategic
 Income Portfolio                     73,662         45,399          28,263
Franklin Rising Dividends
 Securities Fund                   2,797,216     10,443,896      (7,646,680)
Franklin Income Securities
 Fund                              3,542,988     26,607,477     (23,064,489)
Franklin Large Cap Growth
 Securities Fund                     858,202      2,996,455      (2,138,253)
Franklin Global Real Estate
 Securities Fund                      35,280         76,028         (40,748)
Franklin Small-Mid Cap Growth
 Securities Fund                   2,537,421      6,995,176      (4,457,755)
Franklin Small Cap Value
 Securities Fund                   3,257,711      4,960,610      (1,702,899)
Franklin Strategic Income
 Securities Fund                   6,268,678     11,664,199      (5,395,521)
Mutual Shares Securities Fund      1,773,879     16,092,055     (14,318,176)
Templeton Developing Markets
 Securities Fund                   1,045,147      2,471,982      (1,426,835)
Templeton Foreign Securities
 Fund                              2,681,895      7,773,296      (5,091,401)
Templeton Growth Securities
 Fund                              1,647,906      9,331,438      (7,683,532)
Mutual Global Discovery
 Securities Fund                     800,850      7,015,944      (6,215,094)
Franklin Flex Cap Growth
 Securities Fund                   1,700,845      2,637,049        (936,204)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Franklin Large Cap Value
 Securities Fund                   1,438,605      1,999,872        (561,267)
Templeton Global Bond
 Securities Fund                   1,348,759      2,210,036        (861,277)
Hartford Balanced HLS Fund           437,771        561,960        (124,189)
Hartford Total Return Bond
 HLS Fund                          6,914,037      9,503,682      (2,589,645)
Hartford Capital Appreciation
 HLS Fund                          3,584,771     14,395,111     (10,810,340)
Hartford Dividend and Growth
 HLS Fund                          2,565,496      8,401,274      (5,835,778)
Hartford Global Research HLS
 Fund                                 72,490         30,945          41,545
Hartford Global Growth HLS
 Fund                                 82,243        112,009         (29,766)
Hartford Disciplined Equity
 HLS Fund                            520,925      1,887,314      (1,366,389)
Hartford Growth HLS Fund             295,354      1,069,221        (773,867)
Hartford Growth Opportunities
 HLS Fund                            788,401      3,581,041      (2,792,640)
Hartford High Yield HLS Fund       1,861,355      1,782,752          78,603
Hartford Index HLS Fund            1,621,727        115,977       1,505,750
Hartford International
 Opportunities HLS Fund            1,051,452      1,209,343        (157,891)
Hartford Small/Mid Cap Equity
 HLS Fund                            305,239        336,444         (31,205)
Hartford Money Market HLS
 Fund                            353,739,480    475,714,343    (121,974,863)
Hartford Small Company HLS
 Fund                                220,545        469,090        (248,545)
Hartford SmallCap Growth HLS
 Fund                                323,096        388,811         (65,715)
Hartford Stock HLS Fund              347,056        103,978         243,078
Hartford U.S. Government
 Securities HLS Fund               2,782,331      2,899,764        (117,433)
Hartford Value HLS Fund              773,145        840,229         (67,084)
American Funds Asset
 Allocation HLS Fund                 752,204      1,437,191        (684,987)
American Funds Blue Chip
 Income and Growth HLS Fund        1,310,377        953,436         356,941
American Funds Bond HLS Fund       2,679,529      3,184,773        (505,244)
American Funds Global Bond
 HLS Fund                            299,773        935,836        (636,063)
American Funds Global Growth
 and Income HLS Fund                 454,527      1,834,999      (1,380,472)
American Funds Global Growth
 HLS Fund                            110,506        598,127        (487,621)
American Funds Global Small
 Capitalization HLS Fund             280,391      1,373,163      (1,092,772)
American Funds Growth HLS
 Fund                              2,653,126      5,735,148      (3,082,022)
American Funds Growth-Income
 HLS Fund                          2,073,038      3,276,188      (1,203,150)
American Funds International
 HLS Fund                          1,984,036      3,688,004      (1,703,968)
American Funds New World HLS
 Fund                                606,539      1,338,934        (732,395)
Hartford Portfolio
 Diversifier HLS Fund             18,851,848        746,117      18,105,731
Lord Abbett Fundamental
 Equity Fund                         621,117         96,815         524,302
Lord Abbett Calibrated
 Dividend Growth Fund                 95,539        296,225        (200,686)
Lord Abbett Bond Debenture
 Fund                              1,265,885      1,790,438        (524,553)
Lord Abbett Growth and Income
 Fund                                102,322        230,066        (127,744)
MFS(R) Core Equity Series            189,791        537,347        (347,556)
MFS(R) Growth Series               4,544,245      4,507,875          36,370
MFS(R) Global Equity Series          594,959        681,607         (86,648)
MFS(R) High Income Series          4,207,434      5,926,211      (1,718,777)
MFS(R) Investors Growth Stock
 Series                            1,380,416      2,828,474      (1,448,058)
MFS(R) Investors Trust Series      2,686,448      9,370,830      (6,684,382)
MFS(R) Mid Cap Growth Series       1,628,572      4,278,092      (2,649,520)
MFS(R) New Discovery Series        2,305,327      6,553,226      (4,247,899)
MFS(R) Total Return Series         2,778,973     14,328,025     (11,549,052)
MFS(R) Value Series                3,458,771      7,296,753      (3,837,982)
MFS(R) Research Bond Series        8,562,492      7,849,196         713,296
MFS(R) Research International
 Series                              342,483      1,049,363        (706,880)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
MFS(R) Research Series               822,828      1,052,032        (229,204)
BlackRock Global Allocation
 V.I. Fund                           232,386         47,964         184,422
BlackRock Global
 Opportunities V.I. Fund               1,539         12,961         (11,422)
BlackRock Large Cap Growth
 V.I. Fund                             2,085         31,334         (29,249)
BlackRock Equity Dividend
 V.I. Fund                           611,531         68,877         542,654
UIF Mid Cap Growth Portfolio         304,734        818,198        (513,464)
Invesco Van Kampen V.I.
 American Value Fund                 596,361        825,214        (228,853)
Morgan Stanley Focus Growth
 Portfolio                            42,613         81,381         (38,768)
Morgan Stanley Multi Cap
 Growth Portfolio                     61,172        148,434         (87,262)
Morgan Stanley Mid Cap Growth
 Portfolio                            31,192         56,098         (24,906)
Morgan Stanley Flexible
 Income Portfolio                     16,191         10,616           5,575
BlackRock Capital
 Appreciation V.I. Fund              630,709         88,636         542,073
Oppenheimer Capital
 Appreciation Fund/VA                 25,492         69,323         (43,831)
Oppenheimer Global Securities
 Fund/VA                             132,473        717,452        (584,979)
Oppenheimer Main Street
 Fund/VA                             227,314        240,231         (12,917)
Oppenheimer Main Street
 Small- & Mid-Cap Fund/VA            392,985        823,307        (430,322)
Oppenheimer Value Fund/VA             25,862         40,449         (14,587)
Putnam VT Diversified Income
 Fund                              1,305,278      1,669,191        (363,913)
Putnam VT Global Asset
 Allocation Fund                     151,647        104,313          47,334
Putnam VT International Value
 Fund                                 45,534         69,066         (23,532)
Putnam VT International
 Equity Fund                          18,709         43,460         (24,751)
Putnam VT Investors Fund               7,470          3,612           3,858
Putnam VT Small Cap Value
 Fund                                116,623        203,309         (86,686)
Putnam VT Voyager Fund               571,659         95,221         476,438
Putnam VT Equity Income Fund          32,292         19,608          12,684
PIMCO All Asset Fund                 126,442         14,454         111,988
PIMCO EqS Pathfinder Fund            531,896         54,765         477,131
PIMCO Global Multi-Asset Fund         46,414          2,695          43,719
Jennison 20/20 Focus
 Portfolio                            19,545        142,279        (122,734)
Jennison Portfolio                        --             --              --
Prudential Value Portfolio                72            196            (124)
Prudential Series
 International Growth                     --             --              --
Invesco Van Kampen V.I.
 Growth and Income Fund               91,798      1,036,507        (944,709)
Invesco Van Kampen V.I.
 Comstock Fund                         4,308         37,397         (33,089)
Invesco Van Kampen V.I.
 American Franchise Fund           9,990,131     42,747,812     (32,757,681)
Invesco Van Kampen V.I. Mid
 Cap Growth Fund                   2,133,671      4,593,503      (2,459,832)
Wells Fargo Advantage VT
 Index Asset Allocation Fund          30,793        249,619        (218,826)
Wells Fargo Advantage VT
 Total Return Bond Fund              546,272      1,106,586        (560,314)
Wells Fargo Advantage VT
 Intrinsic Value Fund                 14,340        544,370        (530,030)
Wells Fargo Advantage VT
 International Equity Fund            12,925         36,317         (23,392)
Wells Fargo Advantage VT
 Small Cap Growth Fund                55,003        338,717        (283,714)
Wells Fargo Advantage VT
 Discovery Fund                       14,376         28,807         (14,431)
Wells Fargo Advantage VT
 Small Cap Value Fund                  3,706         19,077         (15,371)
Wells Fargo Advantage VT
 Opportunity Fund                        436          3,873          (3,437)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2013. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the funds merged into the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE
 FUND
 2013                                 619,188      $14.375578      to      $14.782510          $9,047,606
 2012                                 602,561       11.098644      to       11.299348           6,759,844
 2011                                 123,872        9.832919      to        9.911162           1,224,520
AMERICAN CENTURY VP GROWTH
 FUND
 2013                                 196,903       12.863366      to       13.210714           2,556,956
 2012                                  75,101       10.128418      to       10.298559             765,045
 2011                                     110        9.119972      to        9.119972               1,004
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2013                               2,334,044       11.311724      to       16.383105          28,819,016
 2012                               3,030,432       14.160826      to       14.221715          32,333,240
 2011                               3,270,469       12.552780      to       12.887048          31,195,540
 2010                               3,463,120       13.013398      to       13.657129          34,349,623
 2009                               3,097,549        9.114205      to       12.721089          28,139,542
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2013                               3,525,904       14.508344      to       14.624692          27,426,593
 2012                               5,518,052       11.774115      to       12.248184          35,173,259
 2011                               5,916,574       10.362271      to       11.024641          33,537,808
 2010                               5,614,969       12.965766      to       14.066329          40,067,814
 2009                               5,442,097        6.886029      to       13.862706          37,579,414
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2013                               1,088,973       24.590166      to       25.597968          19,124,217
 2012                               1,355,729       17.919889      to       19.116247          17,360,732
 2011                               1,474,262       15.095870      to       16.585689          16,027,815
 2010                               1,817,009       16.602960      to       18.656812          21,610,686
 2009                                 975,129       13.181415      to       15.157142           9,182,618
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2013                                 161,907       12.622670      to       18.621528           1,977,649
 2012                                 127,984        9.326908      to       14.015967           1,166,545
 2011                                 170,899        8.141254      to       12.462581           1,373,981
 2010                                 146,524        8.532977      to       13.306209           1,250,549
 2009                                 157,063        7.500797      to        7.723828           1,211,305
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2013                                 559,926        9.015958      to       16.070726           5,064,207
 2012                                 995,976        8.024004      to       14.576755           7,813,720
 2011                               1,201,354        7.022522      to       13.001977           8,296,426
 2010                               1,262,466        8.459877      to       15.918710          10,584,364
 2009                               1,400,767        7.555373      to       14.530519          10,578,825

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE
 FUND
 2013                           0.50%     to       1.50%      1.43%     to       1.48%      29.53%     to       30.83%
 2012                           0.50%     to       1.50%      1.86%     to       1.97%      12.87%     to       14.01%
 2011                           0.50%     to       1.50%      0.91%     to       1.35%      (1.67)%    to       (0.89)%
AMERICAN CENTURY VP GROWTH
 FUND
 2013                           0.50%     to       1.50%      0.28%     to       0.32%      27.00%     to       28.28%
 2012                           0.50%     to       1.50%      0.36%     to       0.83%      11.80%     to       12.92%
 2011                           0.50%     to       0.50%        --      to         --       (8.80)%    to       (8.80)%
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2013                           0.50%     to       2.45%      2.24%     to       2.28%      13.46%     to       15.69%
 2012                           0.50%     to       2.70%      1.92%     to       1.92%      10.36%     to       12.81%
 2011                           0.50%     to       2.70%      2.11%     to       2.24%      (5.64)%    to       (3.54)%
 2010                           0.50%     to       2.70%      0.97%     to       2.50%       7.36%     to        9.75%
 2009                           0.85%     to       2.70%      0.85%     to       0.85%      21.14%     to       23.40%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2013                           0.30%     to       2.75%      1.97%     to       6.88%      19.40%     to       22.36%
 2012                           0.50%     to       2.75%      1.26%     to       1.46%      11.10%     to       13.62%
 2011                           0.50%     to       2.75%      4.08%     to       4.38%     (21.62)%    to      (19.84)%
 2010                           0.30%     to       2.75%      2.51%     to       2.59%       1.47%     to        3.99%
 2009                           0.75%     to       2.75%      1.75%     to       3.21%      30.72%     to       33.36%
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2013                           0.30%     to       2.75%      0.46%     to       0.70%      33.91%     to       37.22%
 2012                           0.30%     to       2.75%      0.28%     to       0.29%      15.26%     to       18.11%
 2011                           0.50%     to       2.75%      0.23%     to       0.26%     (11.10)%    to       (9.08)%
 2010                           0.50%     to       2.75%      0.17%     to       0.27%      23.16%     to       25.96%
 2009                           0.50%     to       2.70%        --      to         --       31.81%     to       38.86%
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2013                           0.85%     to       2.70%      0.91%     to       2.05%      32.86%     to       35.34%
 2012                           0.85%     to       2.70%      1.15%     to       1.69%      12.46%     to       14.56%
 2011                           0.85%     to       2.70%      1.19%     to       1.23%      (6.34)%    to       (4.59)%
 2010                           0.85%     to       2.70%      0.13%     to       1.70%       8.45%     to       10.48%
 2009                           0.85%     to       2.45%      3.17%     to       3.54%      18.11%     to       20.01%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2013                           0.85%     to       2.75%      0.71%     to       0.74%      10.25%     to       12.36%
 2012                           0.85%     to       2.75%      1.42%     to       1.42%      12.11%     to       14.26%
 2011                           0.85%     to       2.75%      2.78%     to       2.94%     (18.32)%    to      (16.76)%
 2010                           0.75%     to       2.75%      1.84%     to       1.86%       9.55%     to       11.77%
 2009                           0.85%     to       2.75%      4.39%     to       4.39%      35.46%     to       38.06%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. VALUE
 OPPORTUNITIES FUND+
 2013                              45,017,287       $1.711493      to      $21.701118         $69,438,460
 2012                              63,041,114        1.290481      to       16.684637          74,300,215
 2011                              76,014,320        1.105738      to       14.577489          77,709,249
 2010                              100,488,346       1.150245      to       15.463136         107,250,371
 2009                              140,628,597       1.080634      to       14.813450         141,583,993
INVESCO V.I. CORE EQUITY FUND
 2013                              11,418,595       18.285248      to       18.852457         184,316,927
 2012                              11,898,914       14.548531      to       14.694872         150,085,542
 2011                              15,342,734       12.998894      to       13.157943         173,197,462
 2010                              19,209,038       13.102525      to       13.533453         221,049,165
 2009                              22,425,144        9.264497      to       12.697518         239,994,420
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2013                              266,997,691       1.441994      to       10.188828         348,991,412
 2012                              417,384,035       1.493465      to       10.760303         570,722,972
 2011                              463,362,925       1.469836      to       10.798522         630,092,419
 2010                              560,824,679       1.373740      to       10.291202         717,515,209
 2009                              654,236,729       1.314467      to       10.041028         807,517,157
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2013                              57,768,530       17.228480      to       18.110799         197,701,864
 2012                              62,561,007       14.555785      to       15.649249         179,099,294
 2011                              77,902,876       12.667199      to       13.929807         184,766,004
 2010                              88,806,753       13.660318      to       15.377007         220,293,502
 2009                              105,872,803      12.155095      to       14.004381         224,332,816
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2013                              76,810,395       17.708863      to       17.950074         174,545,433
 2012                              99,059,893       14.042863      to       14.137527         176,825,801
 2011                              123,939,891      12.758355      to       13.103319         202,356,895
 2010                              150,135,081      13.714290      to       14.393534         264,180,937
 2009                              176,230,138       1.668104      to       12.978635         275,873,635
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2013                               6,260,948       22.019679      to       22.747432         130,204,555
 2012                               7,433,990       16.472537      to       16.643733         115,464,633
 2011                               9,270,483       14.687915      to       14.873553         129,411,744
 2010                              10,233,669       14.878357      to       15.407794         147,413,717
 2009                              10,428,859       11.627684      to       12.333851         120,693,959
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 2013                               1,570,723       11.503600      to       12.249085          18,718,879
 2012                               2,056,847       11.658928      to       12.138297          24,508,501
 2011                               1,551,961       10.831402      to       11.043461          16,977,551
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND
 2013                                  20,367       14.137224      to       14.598406             293,702
 2012                                  33,339       11.144356      to       11.315423             374,320
 2011                                  16,071        9.624256      to        9.689302             155,299
INVESCO V.I. MONEY MARKET
 FUND
 2013                              12,785,917        9.841269      to        9.972607         126,589,751

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. VALUE
 OPPORTUNITIES FUND+
 2013                           0.85%     to       2.80%      1.03%     to       1.36%      30.07%     to       32.62%
 2012                           0.85%     to       2.80%      1.43%     to       1.46%      14.45%     to       16.71%
 2011                           0.85%     to       2.80%      0.86%     to       0.87%      (5.73)%    to       (3.87)%
 2010                           0.85%     to       2.80%      0.26%     to       0.59%       4.39%     to        6.44%
 2009                           0.85%     to       2.80%      1.44%     to       1.69%      43.92%     to       46.75%
INVESCO V.I. CORE EQUITY FUND
 2013                           0.50%     to       2.80%      1.19%     to       2.03%      25.68%     to       28.29%
 2012                           0.50%     to       2.80%      0.88%     to       0.98%      10.74%     to       13.05%
 2011                           0.50%     to       2.75%      1.01%     to       1.09%      (2.77)%    to       (0.79)%
 2010                           0.50%     to       2.75%      1.00%     to       1.09%       6.58%     to        8.70%
 2009                           0.85%     to       2.75%      1.98%     to       4.88%      24.82%     to       26.90%
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2013                           0.85%     to       2.80%      2.19%     to       4.11%      (5.31)%    to       (3.45)%
 2012                           0.85%     to       2.80%      3.05%     to       3.30%      (0.35)%    to        1.61%
 2011                           0.85%     to       2.80%      2.87%     to       3.63%       4.93%     to        7.00%
 2010                           0.85%     to       2.80%      4.61%     to       7.34%       2.49%     to        4.51%
 2009                           0.85%     to       2.80%      4.53%     to       4.91%      (2.77)%    to       (0.86)%
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2013                           0.30%     to       2.80%      0.32%     to       1.79%      15.73%     to       18.36%
 2012                           0.30%     to       2.80%      1.32%     to       1.42%      12.34%     to       14.91%
 2011                           0.30%     to       2.80%        --      to       0.96%      (9.32)%    to       (7.27)%
 2010                           0.30%     to       2.75%      1.71%     to       3.51%       9.80%     to       12.27%
 2009                           0.50%     to       2.75%      2.08%     to       2.12%      21.55%     to       31.58%
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2013                           0.50%     to       2.80%      0.53%     to       0.67%      25.26%     to       27.82%
 2012                           0.50%     to       2.80%        --      to       0.06%       7.89%     to       10.07%
 2011                           0.50%     to       2.80%      0.12%     to       0.30%      (8.96)%    to       (6.97)%
 2010                           0.50%     to       2.80%      0.03%     to       0.35%      10.96%     to       13.21%
 2009                           0.85%     to       2.75%      1.00%     to       1.38%      26.68%     to       29.11%
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2013                           0.30%     to       2.80%        --      to       0.01%      33.68%     to       36.67%
 2012                           0.30%     to       2.80%        --      to         --       10.75%     to       13.32%
 2011                           0.30%     to       2.80%        --      to         --       (3.47)%    to       (1.28)%
 2010                           0.30%     to       2.80%        --      to         --       24.99%     to       27.83%
 2009                           0.50%     to       2.75%      0.08%     to       0.23%      16.28%     to       18.00%
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 2013                           0.50%     to       2.75%      1.36%     to       1.50%      (1.33)%    to        0.91%
 2012                           0.50%     to       2.75%      0.76%     to       1.29%       7.64%     to       10.09%
 2011                           0.30%     to       2.75%        --      to         --        8.31%     to       10.43%
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND
 2013                           1.35%     to       2.50%        --      to       2.32%      27.54%     to       29.01%
 2012                           1.35%     to       2.20%      1.82%     to       1.84%      15.79%     to       16.78%
 2011                           1.35%     to       2.20%        --      to         --       (3.76)%    to       (3.11)%
INVESCO V.I. MONEY MARKET
 FUND
 2013                           0.50%     to       2.75%        --      to       0.01%      (1.59)%    to       (0.27)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2013                                  29,575      $14.160257      to      $14.664038            $424,726
 2012                                  20,019       11.065449      to       11.279374             222,746
 2011                                  10,415        9.664327      to        9.753198             100,866
AMERICAN FUNDS GLOBAL BOND
 FUND
 2013                              11,290,616       11.591365      to       11.817451         143,324,592
 2012                              18,858,203       12.209321      to       12.236047         250,979,429
 2011                              22,786,002       11.572225      to       11.849529         290,358,620
 2010                              23,998,021       11.142028      to       11.656969         297,836,946
 2009                              25,055,459       11.391928      to       12.351206         300,655,023
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2013                              19,831,073       18.804035      to       19.637414         274,040,478
 2012                              35,231,469       15.445997      to       16.514694         405,177,758
 2011                              43,754,607       13.224868      to       14.439786         434,840,746
 2010                              52,249,635       13.990010      to       15.599767         553,565,519
 2009                              58,536,438        9.896204      to       14.344043         563,375,596
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2013                              51,319,943       18.138530      to       18.663515         931,691,583
 2012                              66,582,529       15.080782      to       15.187357       1,003,590,407
 2011                              80,394,404       13.156241      to       13.347677       1,060,599,005
 2010                              95,482,659       13.072647      to       13.551269       1,263,710,519
 2009                              110,121,440      12.386762      to       13.181732       1,315,830,916
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2013                              364,941,508      19.426118      to       20.354035         545,529,305
 2012                              506,585,479      15.020566      to       15.403526         578,212,877
 2011                              610,274,841      13.563831      to       13.613919         622,184,166
 2010                              737,146,712      13.827471      to       14.076226         767,672,843
 2009                              852,132,365       1.027151      to       12.887096         802,148,242
AMERICAN FUNDS BOND FUND
 2013                              62,429,269       11.796759      to       12.017256         932,642,581
 2012                              58,235,722       12.362435      to       12.399383         897,788,604
 2011                              65,986,919       11.808492      to       12.101132         981,847,060
 2010                              79,426,898       11.201828      to       11.728856       1,132,938,306
 2009                              88,782,576       11.331571      to       14.955291       1,210,172,832
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2013                              16,325,784       19.539432      to       21.154257         325,981,493
 2012                              23,297,560       15.224659      to       16.840885         368,355,610
 2011                              29,252,202       12.502940      to       14.130584         384,303,431
 2010                              35,468,704       13.811815      to       15.949598         521,075,931
 2009                              42,042,116       14.414604      to       14.678047         564,442,292
AMERICAN FUNDS GROWTH FUND
 2013                              110,847,056      20.887799      to       21.801334       1,806,018,975
 2012                              154,222,841      16.159627      to       17.232698       1,975,408,899
 2011                              194,001,436      13.796623      to       15.032330       2,146,707,670
 2010                              236,803,543      14.507099      to       16.150261       2,782,581,930
 2009                              278,473,601      10.036055      to       13.994219       2,810,286,971

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2013                           0.30%     to       1.50%      0.84%     to       1.18%      27.97%     to       29.51%
 2012                           0.50%     to       1.50%      2.03%     to       2.33%      14.50%     to       15.65%
 2011                           0.50%     to       1.50%      0.70%     to       0.96%      (3.36)%    to       (2.47)%
AMERICAN FUNDS GLOBAL BOND
 FUND
 2013                           0.65%     to       2.80%        --      to         --       (5.27)%    to       (3.21)%
 2012                           0.65%     to       2.80%      1.93%     to       2.23%       3.26%     to        5.51%
 2011                           0.65%     to       2.80%      3.89%     to       4.22%       1.65%     to        3.86%
 2010                           0.65%     to       2.80%      3.34%     to       6.43%       2.33%     to        4.55%
 2009                           0.85%     to       2.80%      1.07%     to       1.52%       7.03%     to        8.77%
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2013                           0.65%     to       2.80%      3.32%     to       3.71%      19.15%     to       21.74%
 2012                           0.65%     to       2.75%      2.51%     to       2.56%      14.37%     to       16.80%
 2011                           0.65%     to       2.75%      2.78%     to       3.49%      (7.44)%    to       (5.47)%
 2010                           0.65%     to       2.75%      3.29%     to       3.98%       8.75%     to       11.06%
 2009                           0.85%     to       2.75%      2.45%     to       4.54%      35.93%     to       38.54%
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2013                           0.65%     to       2.80%      1.45%     to       1.51%      20.28%     to       22.89%
 2012                           0.65%     to       2.80%      1.94%     to       2.00%      12.98%     to       15.44%
 2011                           0.65%     to       2.80%      1.86%     to       2.88%      (1.50)%    to        0.64%
 2010                           0.65%     to       2.80%      1.65%     to       4.11%       9.40%     to       11.78%
 2009                           0.70%     to       2.80%      3.14%     to       7.23%      20.56%     to       23.12%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2013                           0.65%     to       2.80%      1.87%     to       1.93%      29.33%     to       32.14%
 2012                           0.65%     to       2.80%      2.04%     to       2.76%      10.74%     to       13.15%
 2011                           0.65%     to       2.80%      1.62%     to       2.37%      (3.64)%    to       (1.54)%
 2010                           0.65%     to       2.80%      2.97%     to       3.42%       9.23%     to       11.60%
 2009                           0.70%     to       2.80%      2.16%     to       6.46%      24.44%     to       27.08%
AMERICAN FUNDS BOND FUND
 2013                           0.65%     to       2.80%      1.84%     to       2.05%      (4.86)%    to       (2.79)%
 2012                           0.65%     to       2.80%      2.41%     to       2.58%       2.46%     to        4.69%
 2011                           0.65%     to       2.80%      3.69%     to       3.77%       3.17%     to        5.42%
 2010                           0.65%     to       2.80%      4.16%     to       5.14%       3.51%     to        5.76%
 2009                           0.55%     to       2.80%      3.20%     to      10.69%       9.50%     to       11.99%
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2013                           0.65%     to       2.80%      1.24%     to       1.26%      25.61%     to       28.34%
 2012                           0.65%     to       2.80%      0.50%     to       0.86%      19.18%     to       21.77%
 2011                           0.65%     to       2.80%      1.60%     to       1.96%     (11.40)%    to       (9.48)%
 2010                           0.65%     to       2.80%      1.02%     to       1.98%       8.66%     to       11.02%
 2009                           0.55%     to       2.80%      1.46%     to       2.00%      35.92%     to       41.52%
AMERICAN FUNDS GROWTH FUND
 2013                           0.65%     to       2.80%      0.97%     to       1.03%      26.51%     to       29.26%
 2012                           0.65%     to       2.80%      0.78%     to       0.79%      14.64%     to       17.13%
 2011                           0.65%     to       2.80%      0.64%     to       0.79%      (6.92)%    to       (4.90)%
 2010                           0.65%     to       2.80%      0.94%     to       1.22%      15.41%     to       17.91%
 2009                           0.55%     to       2.80%      0.59%     to       1.12%      32.07%     to       38.65%

-------------------------------------------------------------------------------

                                                                        UNIT
                                                                     FAIR VALUE
SUB-ACCOUNT                          UNITS #                    LOWEST TO HIGHEST #                    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2013                               103,037,858         $20.097293       to         $20.267894        $ 1,894,684,591
 2012                               143,073,284          15.280936       to          15.481384          2,013,947,619
 2011                               178,167,572          13.091810       to          13.551641          2,168,831,624
 2010                               214,368,967          13.422867       to          14.196547          2,698,200,188
 2009                               250,556,442          12.679438       to          13.102236          2,873,227,510
AMERICAN FUNDS INTERNATIONAL
 FUND
 2013                                30,923,542          15.961598       to          17.703704            508,181,057
 2012                                39,932,318          13.208125       to          14.967902            550,324,522
 2011                                49,125,134          11.275200       to          13.054980            584,899,178
 2010                                58,002,358          13.190771       to          15.605553            816,732,756
 2009                                66,689,461          14.527484       to          14.965713            892,966,418
AMERICAN FUNDS NEW WORLD FUND
 2013                                 7,057,351          16.126396       to          18.154383            198,682,325
 2012                                10,721,388          14.573424       to          16.796944            278,279,326
 2011                                13,506,707          12.449689       to          14.653549            302,814,203
 2010                                17,245,299          14.561933       to          17.504054            457,449,652
 2009                                18,331,452          15.263363       to          25.730818            420,801,786
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2013                                10,358,695          18.504640       to          22.271086            224,224,571
 2012                                13,188,391          14.519414       to          17.854160            226,841,763
 2011                                16,854,218          12.366148       to          15.536661            249,675,792
 2010                                21,664,738          15.393902       to          19.761879            404,601,423
 2009                                25,122,762          16.601381       to          17.875929            392,264,008
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2013                                    70,368          18.517769       to          19.267475              1,328,236
 2012                                   104,126          13.572767       to          13.961098              1,432,385
 2011                                   134,346          11.559204       to          11.754063              1,566,101
 2010                                   162,186          12.547037       to          12.612644              2,040,318
FIDELITY(R) VIP GROWTH
 PORTFOLIO
 2013                                   451,696          13.895443       to          21.694064              6,152,984
 2012                                   734,617          10.304407       to          16.387763              7,358,549
 2011                                   931,175           9.084006       to          14.716451              8,294,299
 2010                                   446,768           9.164587       to          15.124416              4,054,447
 2009                                   560,655           7.462172       to          12.544552              4,141,042
FIDELITY(R) VIP CONTRAFUND
 PORTFOLIO
 2013                                 6,202,099          20.842283       to          21.078399             93,638,207
 2012                                 8,812,415          16.290581       to          16.359378             98,736,683
 2011                                 8,992,529          14.068742       to          14.478379             86,389,923
 2010                                 9,467,137          14.515135       to          15.308626             93,760,661
 2009                                 9,611,878          12.438700       to          13.457210             82,127,987
FIDELITY(R) VIP MID CAP
 PORTFOLIO
 2013                                 4,998,451          21.507218       to          22.802430             77,806,071
 2012                                 6,913,830          15.876932       to          17.250225             79,149,157
 2011                                 7,924,335          13.900375       to          15.477138             80,066,155
 2010                                 8,268,252          15.639395       to          17.845997             94,605,932
 2009                                 8,140,962          12.188298       to          14.266791             72,872,680

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2013                           0.65%     to       2.80%      1.34%     to       1.60%      29.82%     to       32.64%
 2012                           0.65%     to       2.80%      1.56%     to       1.66%      14.24%     to       16.72%
 2011                           0.65%     to       2.80%      1.68%     to       2.20%      (4.54)%    to       (2.47)%
 2010                           0.65%     to       2.80%      2.04%     to       2.30%       8.35%     to       10.71%
 2009                           0.55%     to       2.80%      1.39%     to       3.76%      24.90%     to       30.52%
AMERICAN FUNDS INTERNATIONAL
 FUND
 2013                           0.65%     to       2.80%      1.34%     to       1.43%      18.28%     to       20.85%
 2012                           0.65%     to       2.80%      1.28%     to       1.51%      14.65%     to       17.14%
 2011                           0.65%     to       2.80%      1.80%     to       2.56%     (16.34)%    to      (14.52)%
 2010                           0.65%     to       2.80%      2.96%     to       4.35%       4.28%     to        6.54%
 2009                           0.55%     to       2.80%      1.58%     to       3.34%      37.18%     to       42.29%
AMERICAN FUNDS NEW WORLD FUND
 2013                           0.65%     to       2.80%      1.06%     to       1.40%       8.30%     to       10.66%
 2012                           0.65%     to       2.75%      1.04%     to       1.06%      14.63%     to       17.06%
 2011                           0.65%     to       2.75%      1.90%     to       2.11%     (16.28)%    to      (14.51)%
 2010                           0.65%     to       2.75%      1.59%     to       4.69%      14.68%     to       17.11%
 2009                           0.70%     to       2.75%      1.55%     to       2.77%      45.60%     to       48.61%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2013                           0.65%     to       2.80%      0.61%     to       0.86%      24.74%     to       27.45%
 2012                           0.65%     to       2.80%      0.84%     to       1.38%      14.92%     to       17.41%
 2011                           0.65%     to       2.80%      1.15%     to       2.21%     (21.38)%    to      (19.67)%
 2010                           0.65%     to       2.80%      1.47%     to       2.09%      19.04%     to       21.62%
 2009                           0.85%     to       2.80%      0.28%     to       0.70%      54.15%     to       59.93%
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2013                           1.35%     to       2.50%      0.11%     to       0.13%      36.43%     to       38.01%
 2012                           1.35%     to       2.50%        --      to         --       17.42%     to       18.78%
 2011                           1.35%     to       2.50%        --      to         --       (7.87)%    to       (6.81)%
 2010                           1.35%     to       2.50%        --      to         --       25.47%     to       26.13%
FIDELITY(R) VIP GROWTH
 PORTFOLIO
 2013                           0.85%     to       2.70%      0.04%     to       0.05%      32.38%     to       34.85%
 2012                           0.85%     to       2.70%      0.20%     to       0.34%      11.36%     to       13.43%
 2011                           0.85%     to       2.70%      0.12%     to       0.25%      (2.70)%    to       (0.88)%
 2010                           0.85%     to       2.70%      0.03%     to       0.03%      20.57%     to       22.81%
 2009                           0.85%     to       2.70%      0.17%     to       0.69%      24.56%     to       26.88%
FIDELITY(R) VIP CONTRAFUND
 PORTFOLIO
 2013                           0.50%     to       2.75%      0.81%     to       0.83%      27.40%     to       30.30%
 2012                           0.30%     to       2.75%      0.33%     to       1.00%      12.99%     to       15.79%
 2011                           0.30%     to       2.75%      0.62%     to       0.74%      (5.42)%    to       (3.08)%
 2010                           0.30%     to       2.75%      0.90%     to       1.06%      13.76%     to       16.58%
 2009                           0.50%     to       2.75%      2.47%     to       2.47%      24.39%     to       31.79%
FIDELITY(R) VIP MID CAP
 PORTFOLIO
 2013                           0.30%     to       2.75%      0.13%     to       0.28%      32.19%     to       35.46%
 2012                           0.30%     to       2.75%      0.39%     to       0.46%      11.46%     to       14.22%
 2011                           0.30%     to       2.75%      0.02%     to       0.02%     (13.27)%    to      (11.12)%
 2010                           0.30%     to       2.75%      0.12%     to       0.12%      25.09%     to       28.19%
 2009                           0.50%     to       2.75%      0.34%     to       0.92%      21.88%     to       35.96%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP VALUE
 STRATEGIES PORTFOLIO
 2013                                 369,920      $13.998426      to      $15.369434          $5,633,750
 2012                                 475,907       11.906677      to       22.119855           5,633,843
 2011                                 420,164        9.450521      to       17.884524           3,980,725
 2010                                 557,023       10.478206      to       20.200241           5,879,866
 2009                                 786,487        8.364557      to       16.426200           6,639,905
FIDELITY(R) VIP DYNAMIC
 CAPITAL APPRECIATION
 PORTFOLIO
 2013                                 227,580       16.308992      to       24.268557           3,598,618
 2012                                 237,850       11.827863      to       18.033810           2,777,891
 2011                                 173,103        9.757881      to       15.155307           1,686,429
 2010                                 183,487       10.121386      to       16.013691           1,867,629
 2009                                 113,620        8.651675      to       13.943700           1,015,690
FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO
 2013                                  95,919       11.004604      to       14.002020           1,233,705
 2012                                 121,527       11.167056      to       14.039233           1,610,832
 2011                                  93,264       10.283412      to       12.774186           1,079,934
 2010                                  30,035       12.074240      to       12.266327             364,547
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2013                              29,710,602       19.696171      to       21.565145         621,186,179
 2012                              40,176,164       15.618264      to       16.693201         662,298,788
 2011                              47,822,844       14.367859      to       14.978484         717,250,217
 2010                              53,119,193       13.918257      to       14.187159         765,099,095
 2009                              56,788,487       11.785164      to       11.863931         689,906,815
FRANKLIN INCOME SECURITIES
 FUND
 2013                              63,847,445       17.468133      to       18.659483       1,196,794,237
 2012                              102,120,192      15.388596      to       16.841320       1,719,573,259
 2011                              125,184,681      13.712449      to       15.374150       1,910,454,570
 2010                              143,346,735      13.446228      to       15.442759       2,187,102,744
 2009                              160,127,135      11.971516      to       14.094785       2,216,727,164
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2013                               5,765,894       16.448279      to       18.182031          85,241,546
 2012                               8,233,202       12.895936      to       14.535767          96,872,740
 2011                              10,371,455       11.574093      to       13.302631         110,526,719
 2010                              12,386,664       11.851458      to       13.889879         136,454,998
 2009                              14,365,380       10.711239      to       12.800540         144,387,367
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2013                                 377,266       16.185507      to       25.481823           7,469,531
 2012                                 427,626       16.267952      to       25.142071           8,388,156
 2011                                 468,374       13.130368      to       19.921270           7,344,646
 2010                                 548,755       14.312813      to       21.316773           9,241,856
 2009                                 637,074       12.309712      to       17.789569           9,000,416
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2013                              15,807,750       22.914198      to       23.334129         238,352,339
 2012                              19,266,572       16.655423      to       17.369101         214,218,229
 2011                              23,724,327       15.079099      to       16.113728         242,450,445
 2010                              30,159,928       15.865896      to       17.412948         331,364,603
 2009                              32,796,484        9.231949      to       14.031014         289,505,463

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FIDELITY(R) VIP VALUE
 STRATEGIES PORTFOLIO
 2013                           0.85%     to       2.45%      0.65%     to       0.73%      27.03%     to       29.08%
 2012                           0.85%     to       2.70%      0.38%     to       0.56%      23.68%     to       25.99%
 2011                           0.85%     to       2.70%      0.38%     to       0.38%     (11.46)%    to       (9.81)%
 2010                           0.85%     to       2.70%      0.28%     to       0.33%      22.98%     to       25.27%
 2009                           0.85%     to       2.70%      0.54%     to       0.61%      52.97%     to       55.82%
FIDELITY(R) VIP DYNAMIC
 CAPITAL APPRECIATION
 PORTFOLIO
 2013                           0.75%     to       2.70%      0.09%     to       0.12%      34.57%     to       37.22%
 2012                           0.85%     to       2.70%      0.32%     to       0.82%      18.99%     to       21.21%
 2011                           0.85%     to       2.70%        --      to         --       (5.36)%    to       (3.59)%
 2010                           0.85%     to       2.70%      0.22%     to       0.22%      14.85%     to       16.99%
 2009                           0.85%     to       2.70%      0.02%     to       0.02%      32.17%     to       34.64%
FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO
 2013                           0.30%     to       1.50%      0.10%     to       3.66%      (1.45)%    to       (0.27)%
 2012                           0.30%     to       1.50%      3.09%     to       4.42%       8.59%     to        9.90%
 2011                           0.30%     to       1.50%      4.03%     to       6.29%       2.90%     to        4.14%
 2010                           0.30%     to       1.35%      4.18%     to       5.85%       7.77%     to        8.90%
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2013                           0.30%     to       2.80%      1.20%     to       1.78%      26.11%     to       29.19%
 2012                           0.30%     to       2.80%      1.63%     to       2.08%       8.87%     to       11.45%
 2011                           0.30%     to       2.75%      1.53%     to       4.77%       3.12%     to        5.58%
 2010                           0.30%     to       2.80%        --      to         --       17.32%     to       20.26%
 2009                           0.50%     to       2.80%        --      to         --       14.10%     to       17.85%
FRANKLIN INCOME SECURITIES
 FUND
 2013                           0.30%     to       2.80%      2.32%     to       4.85%      10.80%     to       13.51%
 2012                           0.30%     to       2.80%      4.20%     to       6.26%       9.54%     to       12.22%
 2011                           0.30%     to       2.80%      6.05%     to      19.05%      (0.44)%    to        1.98%
 2010                           0.30%     to       2.80%      6.52%     to       6.52%       9.56%     to       12.21%
 2009                           0.50%     to       2.80%        --      to         --       19.72%     to       31.85%
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2013                           0.85%     to       2.80%      1.11%     to       1.12%      25.08%     to       27.55%
 2012                           0.85%     to       2.80%      0.79%     to       0.84%       9.27%     to       11.42%
 2011                           0.85%     to       2.80%      0.65%     to       0.66%      (4.23)%    to       (2.34)%
 2010                           0.85%     to       2.80%      0.81%     to       0.82%       8.51%     to       10.65%
 2009                           0.85%     to       2.80%      1.41%     to       1.41%      26.15%     to       28.63%
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2013                           0.95%     to       2.80%      4.49%     to       4.54%      (0.51)%    to        1.35%
 2012                           0.95%     to       2.80%        --      to         --       23.90%     to       26.21%
 2011                           0.95%     to       2.80%      7.75%     to       7.95%      (8.26)%    to       (6.55)%
 2010                           0.95%     to       2.80%      2.90%     to       2.90%      17.63%     to       19.83%
 2009                           0.95%     to       2.55%     12.70%     to      12.89%      16.08%     to       17.96%
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2013                           0.30%     to       2.80%        --      to         --       34.34%     to       37.58%
 2012                           0.30%     to       2.80%        --      to         --        7.79%     to       10.45%
 2011                           0.30%     to       2.80%        --      to         --       (7.46)%    to       (5.24)%
 2010                           0.50%     to       2.80%        --      to         --       24.10%     to       26.86%
 2009                           0.75%     to       2.80%        --      to         --       39.61%     to       42.36%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2013                               5,683,963      $23.812141      to      $24.235365         $86,274,032
 2012                               5,956,979       17.857456      to       17.965353          67,946,048
 2011                               7,659,878       15.144592      to       15.597887          74,940,578
 2010                              10,634,556       15.801926      to       16.659671         108,345,626
 2009                               6,741,933       12.356241      to       13.354695          55,570,910
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2013                              29,798,024       14.529719      to       15.392925         552,057,488
 2012                              46,615,479       14.126080      to       15.291336         859,447,857
 2011                              52,011,000       12.575498      to       13.901316         867,439,928
 2010                              57,904,595       12.310267      to       13.909880         967,601,129
 2009                              59,876,681       11.124740      to       12.862796         925,656,939
MUTUAL SHARES SECURITIES FUND
 2013                              46,988,463       18.240897      to       19.054677         866,111,651
 2012                              61,262,938       14.625294      to       14.925091         910,064,471
 2011                              75,581,114       13.108724      to       13.165196       1,004,834,769
 2010                              88,758,151       13.297008      to       13.681947       1,221,861,828
 2009                              100,339,030      11.997004      to       12.653638       1,274,585,592
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2013                               4,628,423        9.360340      to       17.571473          88,623,337
 2012                               7,081,848        9.532598      to       18.195185         138,758,886
 2011                               8,508,683        8.495257      to       16.491969         152,028,455
 2010                              11,164,471       10.175555      to       19.932125         242,579,724
 2009                              12,316,364        8.732082      to       17.449578         235,582,011
TEMPLETON FOREIGN SECURITIES
 FUND
 2013                              22,822,236       17.367091      to       17.954390         344,232,677
 2012                              25,530,448       14.177873      to       15.014915         324,020,727
 2011                              30,621,849       12.037378      to       13.059903         335,191,339
 2010                              35,148,416       13.526398      to       15.029693         439,606,183
 2009                              39,305,115       12.505424      to       14.257529         464,064,550
TEMPLETON GROWTH SECURITIES
 FUND
 2013                              23,123,937       19.140368      to       19.153890         374,312,587
 2012                              33,705,543       14.725005      to       15.056806         428,464,235
 2011                              41,389,075       12.228197      to       12.789762         443,684,083
 2010                              49,158,536       13.235127      to       14.139739         578,598,573
 2009                              56,734,405        8.295438      to       13.539810         634,592,844
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2013                              15,452,593       17.095911      to       17.550648         370,297,414
 2012                              22,385,208       13.776603      to       13.803965         443,171,915
 2011                              28,600,302       12.162700      to       12.498146         509,823,416
 2010                              33,085,036       12.649536      to       13.233093         625,736,977
 2009                              35,942,342       11.329533      to       12.158107         622,592,616
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2013                               2,644,159       19.323070      to       20.077906          40,741,967
 2012                               4,107,370       14.446576      to       14.567498          47,222,276
 2011                               5,043,574       13.469106      to       13.590297          54,062,540
 2010                               5,303,629       14.164422      to       14.674408          60,718,522
 2009                               5,711,918       10.523196      to       12.981022          57,258,381

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2013                           0.30%     to       2.75%      0.59%     to       1.09%      32.54%     to       35.72%
 2012                           0.30%     to       2.75%      0.42%     to       0.69%      15.18%     to       17.91%
 2011                           0.30%     to       2.75%      0.58%     to       1.45%      (6.48)%    to       (4.16)%
 2010                           0.30%     to       2.75%      0.57%     to       0.60%      24.75%     to       27.76%
 2009                           0.50%     to       2.75%        --      to         --       23.56%     to       25.65%
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2013                           0.30%     to       2.80%      5.68%     to       5.76%       0.66%     to        2.86%
 2012                           0.30%     to       2.80%      5.97%     to       6.85%      10.00%     to       12.33%
 2011                           0.30%     to       2.80%      5.14%     to       6.20%      (0.06)%    to        2.15%
 2010                           0.30%     to       2.80%      0.69%     to       4.02%       8.14%     to       10.55%
 2009                           0.50%     to       2.80%        --      to         --       11.25%     to       22.63%
MUTUAL SHARES SECURITIES FUND
 2013                           0.30%     to       2.80%      2.37%     to       2.42%      24.72%     to       27.67%
 2012                           0.30%     to       2.80%      1.97%     to       2.22%      11.09%     to       13.86%
 2011                           0.30%     to       2.80%      2.21%     to       2.37%      (3.78)%    to       (1.42)%
 2010                           0.30%     to       2.80%      1.59%     to       1.77%       8.13%     to       10.73%
 2009                           0.50%     to       2.80%      1.34%     to       1.34%      19.97%     to       22.57%
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2013                           0.75%     to       2.75%      1.48%     to       2.07%      (3.43)%    to       (1.81)%
 2012                           0.75%     to       2.75%      1.01%     to       1.19%      10.33%     to       12.21%
 2011                           0.75%     to       2.75%      0.63%     to       0.95%     (18.17)%    to      (16.51)%
 2010                           0.75%     to       2.75%      1.70%     to       2.16%      14.23%     to       16.53%
 2009                           0.75%     to       2.75%        --      to         --       67.77%     to       71.16%
TEMPLETON FOREIGN SECURITIES
 FUND
 2013                           0.30%     to       2.80%      2.10%     to       2.18%      19.58%     to       22.49%
 2012                           0.30%     to       2.80%      2.90%     to       2.91%      14.97%     to       17.78%
 2011                           0.30%     to       2.80%      1.57%     to       1.74%     (13.11)%    to      (11.01)%
 2010                           0.30%     to       2.80%      1.64%     to       1.83%       5.42%     to        8.06%
 2009                           0.50%     to       2.80%        --      to         --       25.05%     to       33.26%
TEMPLETON GROWTH SECURITIES
 FUND
 2013                           0.50%     to       2.80%      2.62%     to       2.63%      27.21%     to       29.99%
 2012                           0.50%     to       2.80%      1.50%     to       2.08%      17.73%     to       20.42%
 2011                           0.50%     to       2.80%      1.03%     to       1.34%      (9.55)%    to       (7.61)%
 2010                           0.50%     to       2.80%      1.02%     to       1.20%       4.43%     to        6.78%
 2009                           0.75%     to       2.80%      6.80%     to       6.80%      27.48%     to       30.00%
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2013                           0.30%     to       2.80%      1.79%     to       2.25%      24.09%     to       27.14%
 2012                           0.30%     to       2.80%      2.26%     to       3.01%      10.23%     to       12.93%
 2011                           0.50%     to       2.80%      2.08%     to       2.24%      (5.64)%    to       (3.56)%
 2010                           0.30%     to       2.75%      1.24%     to       1.32%       8.84%     to       11.54%
 2009                           0.50%     to       2.75%      1.84%     to       1.84%      13.30%     to       19.85%
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2013                           0.30%     to       2.75%        --      to         --       33.76%     to       36.86%
 2012                           0.50%     to       2.75%        --      to         --        6.30%     to        8.70%
 2011                           0.30%     to       2.75%        --      to         --       (7.49)%    to       (5.19)%
 2010                           0.50%     to       2.75%        --      to         --       13.05%     to       15.51%
 2009                           0.85%     to       2.75%        --      to         --       29.36%     to       31.84%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2013                               1,993,446      $15.498521      to      $19.113939         $28,522,941
 2012                               2,181,390       11.514010      to       14.472108          23,412,764
 2011                               2,742,657       10.147083      to       12.998546          26,172,768
 2010                               2,987,973       10.802373      to       14.118514          30,620,372
 2009                               2,892,137        9.534345      to       12.686720          26,397,874
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2013                               6,466,974       14.392405      to       14.541172          91,465,010
 2012                               9,846,675       14.217363      to       14.720601         140,426,200
 2011                              10,707,952       12.403534      to       13.160981         135,531,743
 2010                              10,440,046       12.561085      to       13.658852         135,811,251
 2009                               8,491,030       11.012978      to       12.284599          98,263,968
HARTFORD BALANCED HLS FUND
 2013                               1,512,772       14.113578      to       18.278484          20,632,562
 2012                               1,398,794       11.733583      to       15.495238          15,963,326
 2011                               1,522,983       10.553187      to       14.210738          15,737,165
 2010                               1,350,381       10.438913      to       14.333781          13,922,451
 2009                               1,161,612        9.090703      to        9.379221          10,831,382
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2013                              62,030,472       12.539611      to       12.934646         733,978,421
 2012                              59,560,748       13.067525      to       13.152914         724,071,588
 2011                              62,150,393       12.267804      to       12.490344         713,026,834
 2010                              66,681,998       11.500607      to       11.999561         724,922,708
 2009                              57,948,359       10.729090      to       11.472136         593,460,287
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2013                              45,789,660       21.138320      to       22.510948         636,714,458
 2012                              68,624,191       15.244506      to       16.636703         688,564,430
 2011                              79,434,531       12.920811      to       14.450352         682,351,022
 2010                              82,441,017       14.628010      to       16.766082         806,822,302
 2009                              78,045,334       12.593871      to       14.792221         659,065,133
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2013                              32,101,247       19.306809      to       20.586382         469,218,428
 2012                              42,105,152       15.042672      to       15.651725         470,508,222
 2011                              47,940,930       13.611727      to       13.820191         478,018,128
 2010                              50,489,437       13.681473      to       13.809581         501,345,829
 2009                              44,929,705       12.121774      to       12.538452         396,534,660
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2013                                  87,139       19.801433      to       20.908914           1,209,787
 2012                                 130,005       15.426160      to       16.651025           1,398,834
 2011                                  88,460       13.094975      to       14.448983             839,775
 2010                                  71,581       14.507418      to       16.364089             737,586
 2009                                  65,904        8.721844      to       14.491203             578,301
HARTFORD GLOBAL GROWTH HLS
 FUND
 2013                                 228,334       20.081546      to       20.658365           3,033,315
 2012                                 204,039       14.807648      to       15.571566           2,003,735
 2011                                 233,805       12.059227      to       12.963226           1,832,386
 2010                                 215,450       14.074125      to       15.466292           1,847,472
 2009                                 205,716        7.272846      to       13.907338           1,501,314

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2013                           0.85%     to       2.75%      1.27%     to       1.38%      32.07%     to       34.61%
 2012                           0.85%     to       2.75%      1.53%     to       1.57%      11.34%     to       13.47%
 2011                           0.85%     to       2.75%      0.14%     to       1.19%      (7.84)%    to       (6.07)%
 2010                           0.85%     to       2.70%      1.80%     to       1.87%      11.23%     to       13.30%
 2009                           0.85%     to       2.75%      2.03%     to       2.03%      23.32%     to       25.69%
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2013                           0.30%     to       2.75%      3.55%     to       4.69%      (1.22)%    to        1.23%
 2012                           0.30%     to       2.75%      6.09%     to       7.15%      11.85%     to       14.62%
 2011                           0.30%     to       2.75%      4.33%     to       5.41%      (3.65)%    to       (1.25)%
 2010                           0.30%     to       2.75%      1.44%     to       2.40%      11.19%     to       13.94%
 2009                           0.50%     to       2.75%     16.79%     to      16.79%      10.13%     to       15.37%
HARTFORD BALANCED HLS FUND
 2013                           0.75%     to       2.70%      1.56%     to       1.58%      17.96%     to       20.28%
 2012                           0.75%     to       2.70%      2.99%     to       3.02%       9.04%     to       11.19%
 2011                           0.75%     to       2.70%      1.71%     to       1.89%      (0.86)%    to        1.09%
 2010                           0.75%     to       2.70%      1.27%     to       1.48%       9.15%     to       11.30%
 2009                           0.75%     to       2.45%      2.34%     to       2.72%      27.14%     to       29.32%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2013                           0.30%     to       2.75%      3.60%     to       5.26%      (4.04)%    to       (1.66)%
 2012                           0.30%     to       2.75%      4.03%     to       4.12%       4.62%     to        7.21%
 2011                           0.30%     to       2.75%      0.22%     to       0.24%       4.09%     to        6.67%
 2010                           0.30%     to       2.75%      2.74%     to       6.55%       4.60%     to        7.19%
 2009                           0.30%     to       2.75%      5.87%     to      22.15%       7.29%     to       11.89%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2013                           0.30%     to       2.75%      0.36%     to       0.97%      35.31%     to       38.66%
 2012                           0.30%     to       2.75%      1.20%     to       1.89%      15.13%     to       17.98%
 2011                           0.30%     to       2.75%      0.75%     to       0.89%     (13.81)%    to      (11.67)%
 2010                           0.30%     to       2.75%      0.81%     to       1.51%      13.34%     to       16.15%
 2009                           0.30%     to       2.75%      1.66%     to       4.78%      25.94%     to       41.72%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2013                           0.30%     to       2.75%      1.42%     to       1.74%      28.35%     to       31.53%
 2012                           0.30%     to       2.75%      1.94%     to       2.45%      10.51%     to       13.25%
 2011                           0.30%     to       2.75%      2.11%     to       2.23%      (1.43)%    to        1.01%
 2010                           0.30%     to       2.75%      1.94%     to       2.69%      10.14%     to       12.87%
 2009                           0.30%     to       2.75%      5.38%     to      11.29%      21.22%     to       21.29%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2013                           0.50%     to       2.70%      1.40%     to       1.56%      25.57%     to       28.36%
 2012                           0.50%     to       2.70%      1.13%     to       1.16%      15.24%     to       17.80%
 2011                           0.50%     to       2.70%      0.01%     to       0.02%     (11.70)%    to       (9.74)%
 2010                           0.50%     to       2.70%      1.24%     to       2.26%      12.92%     to       15.43%
 2009                           0.85%     to       2.70%      0.87%     to       2.15%      38.34%     to       40.92%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2013                           0.50%     to       2.70%      0.21%     to       0.65%      32.67%     to       35.62%
 2012                           0.50%     to       2.70%      0.55%     to       0.72%      20.12%     to       22.79%
 2011                           0.50%     to       2.70%      0.03%     to       0.06%     (16.18)%    to      (14.32)%
 2010                           0.50%     to       2.70%      0.37%     to       0.39%      11.21%     to       13.68%
 2009                           0.85%     to       2.70%      1.13%     to       1.13%      32.03%     to       34.49%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2013                               7,766,959      $21.031419      to      $21.795609        $116,872,515
 2012                               8,644,385       15.916413      to       16.095854          97,076,786
 2011                              10,010,774       13.725731      to       13.909134          96,722,497
 2010                              10,748,751       13.610018      to       14.134186         103,559,276
 2009                               9,206,773       11.957704      to       12.738728          78,491,692
HARTFORD GROWTH HLS FUND
 2013                               1,278,089       20.873919      to       21.215292          19,377,705
 2012                               1,727,259       15.345232      to       16.095081          19,398,175
 2011                               2,501,126       13.023500      to       13.970522          23,713,431
 2010                               2,324,376       14.375631      to       15.772276          24,325,622
 2009                               1,431,534       12.103351      to       13.588484          12,637,252
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2013                              11,514,449       21.964512      to       22.677114         159,748,073
 2012                              14,905,524       16.631719      to       16.756013         153,667,930
 2011                              17,698,164       13.248092      to       13.475723         145,631,808
 2010                              19,066,148       14.581705      to       15.200544         173,632,250
 2009                              17,064,962       12.427873      to       13.289584         133,087,759
HARTFORD HIGH YIELD HLS FUND
 2013                               3,095,589       18.052194      to       20.142133          48,924,260
 2012                               4,296,512       17.012470      to       19.452754          64,834,987
 2011                               4,217,909       14.927279      to       17.491587          56,995,080
 2010                               4,543,023       14.300738      to       17.173016          59,908,443
 2009                               2,901,797       12.336945      to       15.197270          33,366,703
HARTFORD INDEX HLS FUND
 2013                               1,973,311       16.246414      to       21.092552          35,137,567
 2012                               1,587,113       12.531221      to       16.107393          21,762,961
 2011                                  81,363       11.028703      to       14.105504           1,004,133
 2010                                   8,442       13.851916      to       13.883156             117,189
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2013                               4,717,147       17.561624      to       17.896543          54,368,079
 2012                               3,673,476       14.390206      to       15.133826          35,411,519
 2011                               3,831,367       12.032333      to       12.941874          30,784,421
 2010                               3,611,734       14.098886      to       15.463917          33,954,453
 2009                               2,899,688       12.339469      to       13.883352          23,991,348
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2013                                 532,429       16.210977      to       26.328652           8,835,165
 2012                                 891,826       11.889440      to       19.680033          10,617,696
 2011                                 923,031       10.348355      to       17.457586           9,734,637
 2010                               1,077,510       10.556605      to       18.151035          11,609,911
 2009                               1,125,985        8.476602      to       14.826600           9,718,275
HARTFORD ULTRASHORT HLS BOND
 FUND+
 2013                              284,272,584       8.680299      to        9.902898         359,160,633
 2012                              443,476,326       8.926799      to        9.899871         572,265,112
 2011                              565,451,189       9.194513      to        9.929569         712,778,718
 2010                              582,366,378       9.450894      to        9.959449         732,606,534
 2009                              790,306,695       9.714418      to        9.979280       1,000,952,621

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2013                           0.30%     to       2.75%      0.29%     to       1.10%      32.14%     to       35.41%
 2012                           0.30%     to       2.75%      1.56%     to       1.60%      14.43%     to       17.27%
 2011                           0.30%     to       2.75%      1.04%     to       1.26%      (1.59)%    to        0.85%
 2010                           0.30%     to       2.75%      1.30%     to       1.37%      10.95%     to       13.70%
 2009                           0.50%     to       2.75%      1.60%     to       2.98%      19.58%     to       22.24%
HARTFORD GROWTH HLS FUND
 2013                           0.30%     to       2.75%        --      to       0.07%      31.81%     to       35.08%
 2012                           0.50%     to       2.75%        --      to         --       15.21%     to       17.83%
 2011                           0.50%     to       2.75%      0.16%     to       0.18%     (11.42)%    to       (9.41)%
 2010                           0.50%     to       2.75%      0.03%     to       0.03%      16.14%     to       18.77%
 2009                           0.50%     to       2.70%      0.36%     to       0.72%      21.03%     to       30.67%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2013                           0.30%     to       2.75%      0.01%     to       0.01%      32.06%     to       35.34%
 2012                           0.30%     to       2.75%        --      to         --       23.42%     to       26.48%
 2011                           0.30%     to       2.75%        --      to         --      (11.35)%    to       (9.15)%
 2010                           0.30%     to       2.75%      0.02%     to       0.02%      14.38%     to       17.21%
 2009                           0.50%     to       2.75%      0.75%     to       0.93%      24.28%     to       26.09%
HARTFORD HIGH YIELD HLS FUND
 2013                           0.30%     to       2.75%      7.19%     to       8.49%       3.54%     to        6.11%
 2012                           0.30%     to       2.75%      9.90%     to       9.91%      11.21%     to       13.97%
 2011                           0.30%     to       2.75%      5.90%     to       6.73%       1.86%     to        4.38%
 2010                           0.30%     to       2.75%      0.61%     to       0.65%      13.00%     to       15.80%
 2009                           0.50%     to       2.75%     14.70%     to      14.70%      23.37%     to       46.38%
HARTFORD INDEX HLS FUND
 2013                           0.50%     to       1.50%      1.32%     to       1.53%      29.65%     to       30.95%
 2012                           0.50%     to       1.50%      2.07%     to       2.07%      13.62%     to       14.77%
 2011                           0.30%     to       1.50%      1.32%     to       1.61%       0.09%     to        1.30%
 2010                           0.50%     to       0.65%      2.17%     to       2.31%      13.71%     to       13.88%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2013                           0.30%     to       2.75%      2.10%     to       2.94%      18.26%     to       21.19%
 2012                           0.50%     to       2.75%      1.95%     to       1.95%      16.94%     to       19.60%
 2011                           0.50%     to       2.75%      0.05%     to       0.05%     (16.31)%    to      (14.40)%
 2010                           0.30%     to       2.75%      1.26%     to       1.40%      11.39%     to       14.14%
 2009                           0.50%     to       2.75%      2.57%     to       2.71%      23.40%     to       29.84%
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2013                           0.85%     to       2.75%      0.70%     to       1.35%      33.78%     to       36.35%
 2012                           0.85%     to       2.75%      0.59%     to       0.60%      12.73%     to       14.89%
 2011                           0.85%     to       2.75%        --      to         --       (3.82)%    to       (1.97)%
 2010                           0.85%     to       2.75%      0.66%     to       0.70%      22.42%     to       24.77%
 2009                           0.75%     to       2.75%      0.35%     to       0.72%      43.86%     to       46.76%
HARTFORD ULTRASHORT HLS BOND
 FUND+
 2013                           0.30%     to       2.80%        --      to         --       (2.76)%    to       (0.40)%
 2012                           0.30%     to       2.80%        --      to         --       (2.76)%    to       (0.30)%
 2011                           0.30%     to       2.75%        --      to         --       (2.71)%    to       (0.30)%
 2010                           0.30%     to       2.75%        --      to         --       (2.71)%    to       (0.30)%
 2009                           0.50%     to       2.75%        --      to         --       (2.64)%    to       (0.21)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS
 FUND
 2013                               1,310,809      $23.588625      to      $24.277572         $21,697,890
 2012                               1,013,835       16.747977      to       16.793087          11,686,999
 2011                               1,262,380       14.555495      to       14.926697          12,786,646
 2010                               1,312,705       15.137320      to       15.877007          13,714,248
 2009                               1,509,460        8.587429      to       13.146736          12,865,101
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2013                                 558,459       21.207706      to       29.579870          11,759,718
 2012                                 771,308       14.763938      to       21.029882          11,152,557
 2011                                 837,023       12.683496      to       18.403649          10,498,003
 2010                                 647,265       12.612474      to       18.642624           8,170,081
 2009                                 394,942        9.314788      to       14.024950           3,723,172
HARTFORD STOCK HLS FUND
 2013                                 162,836       14.727613      to       21.937608           2,376,059
 2012                                 426,435       11.220310      to       17.042120           4,631,725
 2011                                 183,357        9.883129      to       15.306610           1,791,488
 2010                                 215,623       10.067692      to       15.899777           2,195,988
 2009                                 247,875        8.835711      to       14.228649           2,244,934
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2013                               2,543,568       10.022108      to       11.146482          25,954,659
 2012                               4,988,331       10.477812      to       11.474120          52,540,398
 2011                               5,105,764       10.386061      to       11.098416          52,660,139
 2010                               4,807,088       10.179357      to       10.582456          47,999,084
 2009                               4,488,604        9.916951      to       10.080811          43,863,750
HARTFORD VALUE HLS FUND
 2013                               1,559,325       19.382840      to       20.550139          22,957,524
 2012                               2,264,762       15.099867      to       15.653317          25,410,694
 2011                               2,331,846       13.267078      to       13.447480          22,608,700
 2010                               2,366,692       13.784560      to       13.909418          23,642,146
 2009                                 834,530        8.528526      to        8.799340           7,270,741
AMERICAN FUNDS ASSET
 ALLOCATION HLS FUND
 2013                               3,327,588       17.920870      to       18.714213          47,245,097
 2012                               4,471,095       14.927757      to       15.211500          50,405,080
 2011                               5,156,082       13.174899      to       13.249650          50,956,329
 2010                               4,651,434       13.042443      to       13.482401          46,169,757
 2009                               4,374,728       11.689368      to       12.358442          38,878,300
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH HLS FUND
 2013                               2,582,280       19.208675      to       20.392760          36,790,933
 2012                               3,173,765       14.888469      to       15.431678          34,024,304
 2011                               2,816,824       13.472579      to       13.633115          26,643,384
 2010                               2,893,066       13.796937      to       14.007941          27,878,705
 2009                               2,788,722       12.382862      to       12.851649          23,912,534
AMERICAN FUNDS BOND HLS FUND
 2013                              18,729,338       11.656149      to       12.058568         200,486,088
 2012                              14,395,660       12.272102      to       12.388469         160,375,779
 2011                              14,900,904       11.832293      to       12.011818         160,472,941
 2010                              16,151,651       11.212517      to       11.664880         166,633,769
 2009                              15,055,971       10.583985      to       11.295400         148,368,692

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS
 FUND
 2013                           0.30%     to       2.75%      0.08%     to       0.09%      40.47%     to       43.95%
 2012                           0.50%     to       2.75%        --      to         --       12.50%     to       15.06%
 2011                           0.50%     to       2.75%        --      to         --       (5.99)%    to       (3.84)%
 2010                           0.50%     to       2.75%        --      to         --       20.77%     to       23.51%
 2009                           0.75%     to       2.75%      0.01%     to       0.01%      25.78%     to       28.32%
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2013                           0.85%     to       2.75%        --      to       0.41%      40.94%     to       43.65%
 2012                           0.85%     to       2.70%        --      to         --       14.27%     to       16.40%
 2011                           0.85%     to       2.70%        --      to         --       (1.28)%    to        0.56%
 2010                           0.85%     to       2.70%        --      to         --       32.93%     to       35.40%
 2009                           0.85%     to       2.70%      0.08%     to       0.10%      31.78%     to       34.24%
HARTFORD STOCK HLS FUND
 2013                           0.75%     to       2.70%      1.98%     to       2.02%      28.73%     to       31.26%
 2012                           0.75%     to       2.70%      2.17%     to       2.59%      11.34%     to       13.53%
 2011                           0.75%     to       2.70%      0.52%     to       1.41%      (3.73)%    to       (1.83)%
 2010                           0.75%     to       2.70%      1.21%     to       1.22%      11.75%     to       13.94%
 2009                           0.75%     to       2.70%      1.65%     to       2.22%      37.77%     to       40.48%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2013                           0.50%     to       2.75%      2.06%     to       2.38%      (4.35)%    to       (2.17)%
 2012                           0.30%     to       2.75%      0.96%     to       1.87%       0.88%     to        3.39%
 2011                           0.30%     to       2.75%      0.16%     to       2.49%       2.03%     to        4.56%
 2010                           0.50%     to       2.75%      4.55%     to       5.94%       0.98%     to        3.28%
 2009                           0.75%     to       2.75%      0.04%     to       0.04%       0.58%     to        2.61%
HARTFORD VALUE HLS FUND
 2013                           0.50%     to       2.75%      0.72%     to       1.39%      28.36%     to       31.28%
 2012                           0.50%     to       2.75%      2.15%     to       2.92%      13.81%     to       16.40%
 2011                           0.50%     to       2.75%      0.81%     to       2.69%      (4.62)%    to       (2.45)%
 2010                           0.50%     to       2.75%      1.19%     to       1.78%      11.56%     to       14.10%
 2009                           0.75%     to       2.45%      2.58%     to       2.67%      21.36%     to       23.44%
AMERICAN FUNDS ASSET
 ALLOCATION HLS FUND
 2013                           0.30%     to       2.75%      1.39%     to       1.39%      20.05%     to       23.03%
 2012                           0.30%     to       2.75%      1.47%     to       1.54%      12.67%     to       15.46%
 2011                           0.30%     to       2.75%      1.31%     to       1.32%      (1.73)%    to        0.71%
 2010                           0.50%     to       2.75%      1.75%     to       2.40%       9.10%     to       11.58%
 2009                           0.50%     to       2.75%      2.60%     to       2.60%      16.89%     to       20.24%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH HLS FUND
 2013                           0.30%     to       2.70%      1.65%     to       1.90%      29.02%     to       32.15%
 2012                           0.30%     to       2.70%      0.68%     to       1.19%      10.51%     to       13.19%
 2011                           0.30%     to       2.70%        --      to       0.02%      (3.82)%    to       (1.48)%
 2010                           0.50%     to       2.70%      2.85%     to       5.60%       9.00%     to       11.42%
 2009                           0.50%     to       2.70%      1.31%     to       1.31%      23.83%     to       24.06%
AMERICAN FUNDS BOND HLS FUND
 2013                           0.30%     to       2.75%      0.98%     to       1.77%      (5.02)%    to       (2.66)%
 2012                           0.30%     to       2.75%      2.87%     to       2.97%       2.17%     to        4.70%
 2011                           0.30%     to       2.75%      2.64%     to       3.26%       2.97%     to        5.53%
 2010                           0.30%     to       2.75%      2.27%     to       2.27%       3.27%     to        5.83%
 2009                           0.50%     to       2.75%      3.21%     to       3.21%       5.84%     to        9.19%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND
 HLS FUND
 2013                               1,255,368      $11.448657      to      $11.713399         $13,788,039
 2012                               2,918,919       12.129664      to       12.225408          33,890,679
 2011                               3,554,982       11.586350      to       11.756560          39,651,417
 2010                               3,125,828       11.144250      to       11.588445          33,957,922
 2009                               3,212,884       10.650417      to       11.360991          33,795,357
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME HLS FUND
 2013                               3,324,279       18.842237      to       19.381948          41,106,757
 2012                               6,280,084       15.470801      to       16.308430          62,994,261
 2011                               7,660,556       13.229196      to       14.291132          66,209,099
 2010                               8,333,636       13.995685      to       15.494577          76,688,883
 2009                               9,040,118       12.587813      to       14.295567          75,088,531
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2013                               1,472,907       19.391963      to       20.940280          20,823,009
 2012                               2,317,445       15.135133      to       16.706891          25,231,006
 2011                               2,805,066       12.510652      to       14.024610          25,283,096
 2010                               2,961,672       13.775736      to       15.873990          29,690,669
 2009                               2,953,099       12.427257      to       14.653651          26,727,214
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2013                               4,342,385       18.540048      to       22.004137          50,653,729
 2012                               4,806,531       14.540582      to       17.685054          44,056,686
 2011                               5,899,303       12.375597      to       15.425020          46,373,973
 2010                               6,404,019       15.400798      to       19.672721          63,184,851
 2009                               6,596,997       12.642178      to       16.565575          53,538,564
AMERICAN FUNDS GROWTH HLS
 FUND
 2013                              20,917,038       20.958458      to       21.559451         285,170,368
 2012                              25,965,956       16.197244      to       17.074712         273,182,348
 2011                              29,047,978       13.819059      to       14.928787         261,129,592
 2010                              31,079,405       14.524331      to       16.080226         294,660,792
 2009                              30,747,662       12.295824      to       13.964315         248,475,238
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2013                              11,484,323       19.872633      to       20.339852         161,217,711
 2012                              14,286,468       15.322911      to       15.341976         149,977,656
 2011                              15,489,618       13.117335      to       13.459244         138,992,189
 2010                              16,510,682       13.441479      to       14.134195         152,371,954
 2009                              16,710,339       12.121401      to       13.075097         139,993,210
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2013                              16,871,709       16.002163      to       17.484246         183,448,842
 2012                              20,387,634       13.239421      to       14.824209         183,500,759
 2011                              22,091,602       11.294208      to       12.959643         170,641,799
 2010                              21,624,899       13.207404      to       15.531653         196,323,831
 2009                              19,383,728       12.377279      to       14.931026         165,985,999
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2013                               2,358,460       16.161566      to       17.922178          27,387,306
 2012                               4,343,777       14.595736      to       16.587150          44,396,108
 2011                               5,076,172       12.461947      to       14.513316          44,694,896
 2010                               5,976,241       14.573354      to       17.393936          62,064,792
 2009                               5,768,948       12.423452      to       15.210443          51,022,990

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND
 HLS FUND
 2013                           0.50%     to       2.70%      3.14%     to       3.48%      (5.61)%    to       (3.51)%
 2012                           0.30%     to       2.70%        --      to       2.62%       3.01%     to        5.52%
 2011                           0.30%     to       2.75%      2.03%     to       3.91%       1.45%     to        3.97%
 2010                           0.30%     to       2.75%      0.99%     to       1.06%       2.00%     to        4.53%
 2009                           0.50%     to       2.75%      2.78%     to       2.78%       6.46%     to        6.50%
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME HLS FUND
 2013                           0.30%     to       2.75%      2.11%     to       2.42%      18.85%     to       21.79%
 2012                           0.30%     to       2.75%      2.19%     to       2.56%      14.12%     to       16.94%
 2011                           0.30%     to       2.75%      2.24%     to       2.50%      (7.77)%    to       (5.48)%
 2010                           0.30%     to       2.75%      1.71%     to       2.05%       8.39%     to       11.07%
 2009                           0.50%     to       2.75%      2.48%     to       2.48%      25.88%     to       35.59%
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2013                           0.50%     to       2.70%      0.53%     to       0.53%      25.34%     to       28.13%
 2012                           0.50%     to       2.70%      1.02%     to       1.04%      18.94%     to       21.59%
 2011                           0.30%     to       2.75%      1.05%     to       1.11%     (11.65)%    to       (9.46)%
 2010                           0.50%     to       2.75%      0.91%     to       1.31%       8.39%     to       10.85%
 2009                           0.50%     to       2.70%      1.84%     to       1.84%      24.27%     to       38.00%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2013                           0.30%     to       2.75%      0.91%     to       0.97%      24.42%     to       27.51%
 2012                           0.30%     to       2.75%      1.16%     to       1.28%      14.65%     to       17.49%
 2011                           0.30%     to       2.75%      1.36%     to       1.68%     (21.59)%    to      (19.64)%
 2010                           0.30%     to       2.75%      0.02%     to       0.02%      18.76%     to       21.70%
 2009                           0.50%     to       2.75%      0.08%     to       0.08%      26.42%     to       56.41%
AMERICAN FUNDS GROWTH HLS
 FUND
 2013                           0.30%     to       2.75%      0.49%     to       0.51%      26.27%     to       29.40%
 2012                           0.30%     to       2.75%      0.31%     to       0.33%      14.37%     to       17.21%
 2011                           0.30%     to       2.75%        --      to         --       (7.16)%    to       (4.86)%
 2010                           0.30%     to       2.75%      0.51%     to       0.54%      15.15%     to       18.01%
 2009                           0.50%     to       2.75%      0.49%     to       0.81%      22.96%     to       35.25%
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2013                           0.30%     to       2.75%      1.08%     to       1.19%      29.53%     to       32.74%
 2012                           0.30%     to       2.75%      1.21%     to       1.53%      13.99%     to       16.81%
 2011                           0.30%     to       2.75%        --      to         --       (4.78)%    to       (2.41)%
 2010                           0.30%     to       2.75%      1.19%     to       5.47%       8.10%     to       10.78%
 2009                           0.50%     to       2.75%      1.70%     to       2.02%      21.21%     to       27.31%
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2013                           0.30%     to       2.75%      1.15%     to       2.25%      17.94%     to       20.87%
 2012                           0.30%     to       2.75%      1.43%     to       1.57%      14.39%     to       17.22%
 2011                           0.30%     to       2.75%      1.48%     to       1.69%     (16.56)%    to      (14.49)%
 2010                           0.30%     to       2.75%      0.96%     to       1.34%       4.02%     to        6.60%
 2009                           0.50%     to       2.75%      1.30%     to       1.30%      23.77%     to       38.88%
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2013                           0.30%     to       2.75%      0.49%     to       0.77%       8.05%     to       10.73%
 2012                           0.30%     to       2.75%      1.26%     to       1.58%      14.29%     to       17.12%
 2011                           0.30%     to       2.75%      1.34%     to       2.36%     (16.56)%    to      (14.49)%
 2010                           0.30%     to       2.75%      0.96%     to       0.96%      14.36%     to       17.19%
 2009                           0.50%     to       2.75%      1.49%     to       1.49%      24.24%     to       45.10%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD PORTFOLIO
 DIVERSIFIER HLS FUND
 2013                              39,669,516       $7.923100      to       $8.172104        $318,061,887
 2012                              21,814,677        9.240778      to        9.387752         203,083,913
 2011                               3,708,946       10.149291      to       10.208088          37,732,732
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2013                                 916,947       15.470435      to       18.351660          14,954,661
 2012                                 817,096       11.567545      to       13.558492           9,862,728
 2011                                 292,794       10.618667      to       12.297888           3,236,300
 2010                                  24,036       11.285819      to       12.880117             307,418
 2009                                     700       10.875521      to       10.875521               7,609
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND
 2013                               1,206,059       14.091974      to       15.469389          18,126,146
 2012                               1,241,870       12.195606      to       14.912990          14,815,093
 2011                               1,442,556       10.937377      to       13.624033          15,527,711
 2010                               1,274,552       11.009334      to       13.969711          13,926,504
 2009                               1,122,995        9.674588      to       12.505226          10,848,407
LORD ABBETT BOND DEBENTURE
 FUND
 2013                               3,699,709       15.342188      to       17.542552          55,209,422
 2012                               5,647,239       14.225698      to       16.669209          78,821,659
 2011                               6,171,792       12.679270      to       15.225477          77,751,139
 2010                               6,412,890       12.150902      to       14.992803          78,583,689
 2009                               6,609,066       10.872900      to       13.721049          73,176,274
LORD ABBETT GROWTH AND INCOME
 FUND
 2013                                 855,047       17.255404      to       18.042659          11,416,004
 2012                               1,314,729       12.760933      to       13.639447          12,865,735
 2011                               1,442,473       11.441826      to       12.501447          12,721,930
 2010                               1,616,492       12.243627      to       13.675170          15,315,744
 2009                               1,513,943        8.196534      to       11.965883          12,347,559
MFS(R) CORE EQUITY SERIES
 2013                               1,661,598       15.804619      to       21.655570          20,424,438
 2012                               1,883,951       11.853744      to       16.545102          17,577,045
 2011                               2,231,507       10.296034      to       14.639099          18,202,605
 2010                               2,570,830       10.501399      to       15.210128          21,628,420
 2009                               3,042,503        9.044579      to       13.344441          22,258,659
MFS(R) GROWTH SERIES
 2013                              14,207,698       22.303628      to       22.317418         178,720,894
 2012                               7,556,745       16.275030      to       16.770507          69,703,082
 2011                               7,520,375       14.041207      to       14.692034          59,135,987
 2010                               6,939,287       14.119829      to       15.158747          56,875,907
 2009                               7,633,607        8.914161      to       13.523277          54,840,968
MFS(R) GLOBAL EQUITY SERIES
 2013                               1,299,109       20.633337      to       25.256535          27,230,932
 2012                               1,390,050       16.593040      to       19.929000          23,218,072
 2011                               1,476,698       13.828035      to       16.295758          20,438,283
 2010                               1,596,101       14.856419      to       17.177739          23,611,747
 2009                               1,808,474       13.590605      to       15.418702          24,208,687

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD PORTFOLIO
 DIVERSIFIER HLS FUND
 2013                           0.30%     to       1.50%      0.39%     to       0.48%     (14.26)%    to      (13.22)%
 2012                           0.50%     to       1.50%      0.38%     to       0.47%      (8.95)%    to       (8.04)%
 2011                           0.50%     to       1.50%      0.79%     to       0.89%       1.51%     to        2.09%
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2013                           0.30%     to       1.50%      0.22%     to       0.25%      33.74%     to       35.35%
 2012                           0.30%     to       1.50%      0.56%     to       0.57%       8.94%     to       10.25%
 2011                           0.30%     to       1.50%      0.26%     to       0.45%      (5.91)%    to       (4.78)%
 2010                           0.50%     to       1.50%      0.26%     to       0.67%      12.86%     to       18.43%
 2009                           0.50%     to       0.50%      0.15%     to       0.15%       8.76%     to        8.76%
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND
 2013                           0.85%     to       2.45%      1.26%     to       1.50%      24.83%     to       26.84%
 2012                           0.85%     to       2.70%      2.89%     to       3.07%       9.46%     to       11.50%
 2011                           0.85%     to       2.70%      2.61%     to       2.78%      (2.47)%    to       (0.65)%
 2010                           0.85%     to       2.70%      2.93%     to       2.98%      11.71%     to       13.80%
 2009                           0.85%     to       2.70%      4.64%     to      10.35%      20.12%     to       22.36%
LORD ABBETT BOND DEBENTURE
 FUND
 2013                           0.30%     to       2.75%      4.15%     to       4.39%       5.24%     to        7.85%
 2012                           0.30%     to       2.75%      5.68%     to       5.97%       9.48%     to       12.20%
 2011                           0.30%     to       2.75%      5.54%     to       6.65%       1.55%     to        4.07%
 2010                           0.50%     to       2.75%      5.59%     to      16.58%       9.27%     to       11.75%
 2009                           0.50%     to       2.75%     10.06%     to      17.07%       8.73%     to       30.67%
LORD ABBETT GROWTH AND INCOME
 FUND
 2013                           0.50%     to       2.70%      0.46%     to       0.61%      32.28%     to       35.22%
 2012                           0.50%     to       2.70%      1.00%     to       1.03%       9.10%     to       11.53%
 2011                           0.50%     to       2.70%      0.73%     to       1.02%      (8.58)%    to       (6.55)%
 2010                           0.50%     to       2.70%      0.58%     to       1.16%      14.29%     to       16.83%
 2009                           0.75%     to       2.70%      1.15%     to       2.43%      15.73%     to       18.01%
MFS(R) CORE EQUITY SERIES
 2013                           0.95%     to       2.80%      1.00%     to       1.09%      30.89%     to       33.33%
 2012                           0.95%     to       2.80%      0.75%     to       0.77%      13.02%     to       15.13%
 2011                           0.95%     to       2.80%      0.90%     to       0.96%      (3.75)%    to       (1.96)%
 2010                           0.95%     to       2.80%      1.06%     to       1.06%      13.98%     to       16.11%
 2009                           0.95%     to       2.80%      1.71%     to       1.71%      28.78%     to       31.18%
MFS(R) GROWTH SERIES
 2013                           0.30%     to       2.80%        --      to       0.24%      33.08%     to       36.09%
 2012                           0.50%     to       2.80%        --      to         --       14.15%     to       16.49%
 2011                           0.30%     to       2.80%      0.02%     to       0.19%      (3.08)%    to       (0.86)%
 2010                           0.50%     to       2.80%        --      to         --       12.16%     to       14.45%
 2009                           0.85%     to       2.75%      0.25%     to       0.25%      33.94%     to       36.51%
MFS(R) GLOBAL EQUITY SERIES
 2013                           0.85%     to       2.75%      1.03%     to       1.07%      24.35%     to       26.73%
 2012                           0.85%     to       2.75%      1.13%     to       1.15%      20.00%     to       22.30%
 2011                           0.85%     to       2.75%      0.84%     to       0.90%      (6.92)%    to       (5.13)%
 2010                           0.85%     to       2.75%      0.93%     to       1.05%       9.31%     to       11.41%
 2009                           0.85%     to       2.75%      2.21%     to       2.92%      28.40%     to       30.87%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 2013                               3,644,176      $14.267226      to      $21.213693         $41,144,906
 2012                               5,085,899       11.043655      to       16.735353          44,592,357
 2011                               6,533,957        9.521792      to       14.705781          49,603,781
 2010                               6,590,384        9.547958      to       15.029221          51,361,525
 2009                               8,432,589        8.561398      to       13.734560          59,297,756
MFS(R) INVESTORS TRUST SERIES
 2013                              15,608,746       19.279366      to       20.063384         213,740,356
 2012                              24,614,520       15.014115      to       15.306120         262,242,753
 2011                              31,298,902       12.944985      to       12.955093         284,383,098
 2010                              37,673,459       13.332258      to       13.620354         355,461,213
 2009                              43,284,748        9.629790      to       12.614593         373,439,007
MFS(R) MID CAP GROWTH SERIES
 2013                               7,587,420        8.945794      to       24.564919          60,765,890
 2012                               9,730,483        6.541223      to       18.342938          57,492,580
 2011                              12,380,003        5.653302      to       16.189354          63,849,051
 2010                              19,574,443        6.057099      to       17.714186         108,442,576
 2009                              19,146,637        4.704525      to       14.057845          83,348,406
MFS(R) NEW DISCOVERY SERIES
 2013                               8,386,327       14.946075      to       32.761080         174,807,224
 2012                              12,139,969       10.574906      to       23.806222         184,837,534
 2011                              16,387,868        8.790789      to       20.195587         209,863,266
 2010                              19,232,141       20.562993      to       23.146322         280,246,841
 2009                              23,055,911       15.211050      to       17.468198         251,682,405
MFS(R) TOTAL RETURN SERIES
 2013                              36,646,233       15.651313      to       16.367266         621,611,838
 2012                              55,304,855       13.520426      to       13.825762         810,351,102
 2011                              66,853,907       12.497472      to       12.500488         898,521,008
 2010                              78,533,199       12.342474      to       12.628741       1,058,091,469
 2009                              88,500,101       11.280481      to       11.814046       1,108,001,544
MFS(R) VALUE SERIES
 2013                              20,712,600       19.448755      to       20.246014         395,887,084
 2012                              23,342,471       14.718539      to       14.976078         332,978,778
 2011                              27,180,453       12.962336      to       13.019258         342,014,550
 2010                              29,241,531       13.062233      to       13.429849         378,973,808
 2009                              28,820,130       11.768356      to       12.367556         349,973,875
MFS(R) RESEARCH BOND SERIES
 2013                              63,104,890       12.654375      to       12.857122         819,089,472
 2012                              27,648,766       13.064074      to       13.149603         364,024,045
 2011                              26,935,470       12.239764      to       12.596936         336,634,052
 2010                              27,873,087       11.529682      to       12.135843         332,807,085
 2009                              22,402,627       10.776388      to       11.587143         254,666,493
MFS(R) RESEARCH INTERNATIONAL
 SERIES
 2013                               1,836,281       16.447145      to       16.800604          27,807,527
 2012                               3,231,626       13.944898      to       14.524906          42,082,713
 2011                               3,938,506       12.051524      to       12.799862          44,693,626
 2010                               4,278,033       13.637966      to       14.770591          55,389,560
 2009                               4,858,774       12.412738      to       13.723028          57,768,376

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 2013                           0.85%     to       2.75%      0.66%     to       0.85%      26.76%     to       29.19%
 2012                           0.85%     to       2.75%      0.23%     to       0.41%      13.80%     to       15.98%
 2011                           0.85%     to       2.75%      0.52%     to       0.56%      (2.15)%    to       (0.27)%
 2010                           0.85%     to       2.75%      0.39%     to       0.44%       9.43%     to       11.52%
 2009                           0.85%     to       2.75%      0.77%     to       0.77%      35.77%     to       38.37%
MFS(R) INVESTORS TRUST SERIES
 2013                           0.50%     to       2.80%      1.00%     to       1.73%      28.41%     to       31.08%
 2012                           0.50%     to       2.80%      0.72%     to       0.89%      15.89%     to       18.24%
 2011                           0.50%     to       2.80%      0.88%     to       0.93%      (4.88)%    to       (2.90)%
 2010                           0.50%     to       2.80%      0.75%     to       0.75%       8.03%     to       10.33%
 2009                           0.70%     to       2.75%      1.56%     to       1.87%      23.46%     to       26.01%
MFS(R) MID CAP GROWTH SERIES
 2013                           0.70%     to       2.80%        --      to         --       33.92%     to       36.76%
 2012                           0.70%     to       2.80%        --      to         --       13.30%     to       15.71%
 2011                           0.70%     to       2.80%        --      to         --       (8.61)%    to       (6.67)%
 2010                           0.70%     to       2.80%        --      to         --       26.08%     to       28.75%
 2009                           0.70%     to       2.75%      0.30%     to       0.30%      37.93%     to       40.79%
MFS(R) NEW DISCOVERY SERIES
 2013                           0.30%     to       2.80%        --      to         --       37.62%     to       40.79%
 2012                           0.50%     to       2.80%        --      to         --       17.88%     to       20.30%
 2011                           0.50%     to       2.80%        --      to         --      (12.75)%    to      (12.09)%
 2010                           0.85%     to       2.80%        --      to         --       32.58%     to       35.19%
 2009                           0.85%     to       2.75%        --      to         --       58.76%     to       61.80%
MFS(R) TOTAL RETURN SERIES
 2013                           0.30%     to       2.80%      1.66%     to       1.86%      15.76%     to       18.38%
 2012                           0.30%     to       2.80%      0.29%     to       2.72%       8.19%     to       10.60%
 2011                           0.30%     to       2.80%      0.31%     to       2.70%      (1.04)%    to        1.28%
 2010                           0.30%     to       2.80%      1.88%     to       1.88%       6.90%     to        9.30%
 2009                           0.50%     to       2.80%        --      to         --       12.81%     to       14.77%
MFS(R) VALUE SERIES
 2013                           0.30%     to       2.80%      1.42%     to       1.56%      32.14%     to       35.19%
 2012                           0.30%     to       2.80%      1.29%     to       1.58%      13.05%     to       15.54%
 2011                           0.30%     to       2.80%      1.31%     to       1.70%      (3.06)%    to       (0.76)%
 2010                           0.30%     to       2.80%        --      to         --        8.46%     to       10.88%
 2009                           0.50%     to       2.75%        --      to         --       17.68%     to       19.13%
MFS(R) RESEARCH BOND SERIES
 2013                           0.30%     to       2.80%      1.26%     to       1.66%      (3.77)%    to       (1.58)%
 2012                           0.30%     to       2.80%      2.75%     to       2.94%       4.39%     to        6.73%
 2011                           0.30%     to       2.80%      2.00%     to       2.69%       3.80%     to        6.16%
 2010                           0.30%     to       2.80%        --      to         --        4.50%     to        6.88%
 2009                           0.50%     to       2.75%      1.21%     to       1.21%       7.76%     to       12.77%
MFS(R) RESEARCH INTERNATIONAL
 SERIES
 2013                           0.85%     to       2.80%      1.96%     to       2.59%      15.67%     to       17.94%
 2012                           0.85%     to       2.80%      2.37%     to       2.43%      13.48%     to       15.71%
 2011                           0.85%     to       2.80%      1.94%     to       1.96%     (13.34)%    to      (11.63)%
 2010                           0.85%     to       2.80%      1.61%     to       1.61%       7.75%     to        9.87%
 2009                           0.85%     to       2.70%      1.71%     to       1.71%      27.37%     to       29.75%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES
 2013                               1,683,027      $18.603416      to      $20.774295         $29,265,106
 2012                               2,615,544       14.183107      to       16.149826          35,445,464
 2011                               2,844,748       12.197402      to       14.162098          33,533,133
 2010                               2,932,762       12.357294      to       14.630500          35,280,469
 2009                               3,296,011        9.903811      to       10.753312          34,627,175
MFS(R) HIGH YIELD PORTFOLIO+
 2013                              15,078,674       10.422041      to       10.526650         157,908,538
BLACKROCK GLOBAL ALLOCATION
 V.I. FUND
 2013                                 419,306       11.501993      to       11.911502           4,878,497
 2012                                 246,475       10.204702      to       10.441994           2,536,238
 2011                                  62,053        9.419996      to        9.506683             586,773
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2013                                  23,118       15.258286      to       18.260509             398,006
 2012                                  25,413       11.923223      to       13.781237             344,956
 2011                                  36,835       10.549517      to       12.309800             448,267
 2010                                  53,725       12.211586      to       14.385458             758,435
 2009                                  70,233       10.770930      to       13.965835             891,650
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2013                                  64,446       13.525591      to       21.230957             942,228
 2012                                  88,149       10.242183      to       16.270969             981,387
 2011                                 117,398        9.014259      to       10.039407           1,147,597
 2010                                 126,306        8.922495      to       10.037166           1,249,603
 2009                                 141,637        7.795563      to        8.857504           1,221,554
BLACKROCK EQUITY DIVIDEND
 V.I. FUND
 2013                                 768,832       13.768822      to       14.258946          10,732,962
 2012                                 711,362       11.260778      to       11.478547           8,067,470
 2011                                 168,708       10.215239      to       10.309221           1,728,069
UIF CORE PLUS FIXED INCOME
 PORTFOLIO+
 2013                                  97,592       10.032769      to       10.092052             983,095
UIF GROWTH PORTFOLIO+
 2013                                 255,664       13.016247      to       13.109696           3,346,277
UIF MID CAP GROWTH PORTFOLIO
 2013                               1,071,141       16.301895      to       25.816450          17,333,856
 2012                               1,898,727       11.946499      to       19.300529          22,232,072
 2011                               2,412,191       11.094492      to       18.285948          26,367,296
 2010                               2,511,545       12.042001      to       20.248660          29,986,902
 2009                               2,781,163        9.172671      to       15.735172          25,455,912
INVESCO V.I. AMERICAN VALUE
 FUND+
 2013                                 851,094       16.332597      to       24.729846          14,215,747
 2012                               1,263,737       12.298679      to       19.017410          15,637,431
 2011                               1,492,590       10.594517      to       16.687980          16,021,119
 2010                               1,564,972       10.597346      to       17.004157          16,937,461
 2009                               1,624,403        8.747530      to       14.297989          14,588,118

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES
 2013                           0.85%     to       2.80%      0.25%     to       0.32%      28.63%     to       31.17%
 2012                           0.85%     to       2.80%      0.77%     to       0.79%      14.04%     to       16.28%
 2011                           0.85%     to       2.80%      0.83%     to       0.90%      (3.20)%    to       (1.29)%
 2010                           0.85%     to       2.80%      0.92%     to       0.92%      12.70%     to       14.92%
 2009                           0.85%     to       2.55%      1.44%     to       1.47%      27.26%     to       29.44%
MFS(R) HIGH YIELD PORTFOLIO+
 2013                           0.85%     to       2.80%      2.50%     to       2.72%       4.22%     to        5.27%
BLACKROCK GLOBAL ALLOCATION
 V.I. FUND
 2013                           0.30%     to       1.50%      1.03%     to       1.10%      12.71%     to       14.07%
 2012                           0.30%     to       1.50%      0.09%     to       0.99%       8.33%     to        9.64%
 2011                           0.50%     to       1.50%      3.26%     to       6.18%      (5.80)%    to       (4.93)%
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2013                           1.40%     to       2.45%      0.34%     to       0.37%      26.64%     to       27.97%
 2012                           1.40%     to       2.35%      0.85%     to       0.92%      11.95%     to       13.02%
 2011                           1.40%     to       2.35%      0.95%     to       0.96%     (14.43)%    to      (13.61)%
 2010                           1.40%     to       2.35%      3.10%     to       3.11%       8.65%     to        9.68%
 2009                           1.40%     to       2.35%      2.33%     to       2.87%      29.63%     to       30.86%
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2013                           1.40%     to       2.60%      0.72%     to       0.81%      30.48%     to       32.06%
 2012                           1.40%     to       2.60%      0.95%     to       1.39%      12.27%     to       13.62%
 2011                           1.40%     to       2.40%      0.63%     to       0.78%       0.02%     to        1.03%
 2010                           1.40%     to       2.40%      1.14%     to       1.63%      12.75%     to       13.88%
 2009                           1.40%     to       2.40%      0.01%     to       0.01%      23.19%     to       24.42%
BLACKROCK EQUITY DIVIDEND
 V.I. FUND
 2013                           0.30%     to       1.50%      1.72%     to       1.97%      22.27%     to       23.75%
 2012                           0.50%     to       1.50%      2.03%     to       2.29%      10.24%     to       11.34%
 2011                           0.50%     to       1.50%      2.00%     to       2.29%       2.15%     to        3.09%
UIF CORE PLUS FIXED INCOME
 PORTFOLIO+
 2013                           1.35%     to       2.50%        --      to         --        0.33%     to        0.92%
UIF GROWTH PORTFOLIO+
 2013                           1.35%     to       2.75%        --      to         --       30.16%     to       31.10%
UIF MID CAP GROWTH PORTFOLIO
 2013                           0.75%     to       2.75%      0.24%     to       0.35%      33.76%     to       36.46%
 2012                           0.75%     to       2.75%        --      to         --        5.55%     to        7.68%
 2011                           0.75%     to       2.75%      0.23%     to       0.26%      (9.69)%    to       (7.87)%
 2010                           0.75%     to       2.75%        --      to         --       28.68%     to       31.28%
 2009                           0.75%     to       2.75%        --      to         --       53.11%     to       56.19%
INVESCO V.I. AMERICAN VALUE
 FUND+
 2013                           0.85%     to       2.75%      0.52%     to       0.75%      30.30%     to       32.80%
 2012                           0.85%     to       2.70%      0.62%     to       0.64%      13.96%     to       16.09%
 2011                           0.85%     to       2.70%      0.59%     to       0.61%      (1.86)%    to       (0.03)%
 2010                           0.85%     to       2.70%      0.83%     to       0.86%      18.93%     to       21.15%
 2009                           0.85%     to       2.70%      1.16%     to       1.53%      35.46%     to       37.98%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MORGAN STANLEY MID CAP GROWTH
 PORTFOLIO
 2013                                  45,658      $14.607207      to      $16.020231            $709,839
 2012                                  55,282       10.870781      to       11.821534             635,992
 2011                                  80,188       10.110543      to       11.070503             863,063
 2010                                  71,985       11.168445      to       12.088848             846,622
 2009                                  81,181        8.644265      to        9.249819             734,230
BLACKROCK CAPITAL
 APPRECIATION V.I. FUND
 2013                                 705,102       13.033462      to       13.419051           9,392,354
 2012                                 709,926        9.918146      to       10.110023           7,187,104
 2011                                 167,853        8.865043      to        8.946664           1,520,195
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2013                                 170,022       13.288083      to       20.441751           2,252,777
 2012                                 242,428       10.354264      to       16.233549           2,491,089
 2011                                 286,259        9.175765      to       14.661738           2,625,631
 2010                                 298,124        9.383033      to       15.280537           2,800,542
 2009                                 338,692        8.670403      to       14.390901           2,983,346
OPPENHEIMER GLOBAL FUND/ VA+
 2013                               1,371,599       14.259651      to       21.017468          19,317,277
 2012                               2,458,427       11.379499      to       17.011297          27,307,890
 2011                               3,043,406        9.479173      to       14.456531          28,503,955
 2010                               3,102,854       10.440769      to       16.244864          32,002,764
 2009                               3,330,171        9.091739      to       14.431646          30,069,311
OPPENHEIMER MAIN STREET
 FUND/VA
 2013                                 262,453       14.713944      to       20.532026           3,800,498
 2012                                 334,198       11.290049      to       16.056067           3,725,587
 2011                                 347,115        9.764597      to       14.152904           3,355,752
 2010                                 256,255        9.879026      to       14.593482           2,537,014
 2009                                 251,866        8.602066      to       12.950825           2,174,143
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA+
 2013                               1,475,043       17.806066      to       25.598128          25,782,479
 2012                               2,228,053       12.757530      to       18.710163          27,876,674
 2011                               2,658,375       10.923371      to       16.343630          28,677,185
 2010                               2,939,236       11.274242      to       17.209473          32,956,942
 2009                               3,185,866        9.230857      to       14.374862          29,411,750
OPPENHEIMER EQUITY INCOME
 FUND+
 2013                                 285,975       13.044475      to       18.827018           3,689,507
 2012                                 151,367       10.221740      to       15.028094           1,569,430
 2011                                 165,954        9.115962      to       13.652516           1,541,212
 2010                                 143,100        9.199060      to        9.625296           1,389,456
 2009                                 212,399        8.211525      to        8.455636           1,798,331
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2013                               5,112,542       14.028001      to       18.531931          69,534,219
 2012                               7,129,432       13.109378      to       17.668133          90,905,102
 2011                               7,493,345       11.843122      to       16.283898          87,183,520
 2010                               8,774,553       12.322677      to       17.285592         107,300,181
 2009                               9,270,764       11.019201      to       15.769223         101,820,907

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MORGAN STANLEY MID CAP GROWTH
 PORTFOLIO
 2013                           1.35%     to       2.20%      0.06%     to       0.06%      34.37%     to       35.52%
 2012                           1.35%     to       2.20%        --      to         --        5.88%     to        6.78%
 2011                           1.35%     to       2.50%        --      to       0.15%      (9.47)%    to       (8.42)%
 2010                           1.35%     to       2.50%        --      to         --       29.20%     to       30.69%
 2009                           1.35%     to       2.50%        --      to         --       56.09%     to       57.89%
BLACKROCK CAPITAL
 APPRECIATION V.I. FUND
 2013                           0.50%     to       1.50%        --      to         --       31.41%     to       32.73%
 2012                           0.50%     to       1.50%      0.63%     to       0.70%      11.88%     to       13.00%
 2011                           0.50%     to       1.50%      0.68%     to       1.13%     (11.35)%    to      (10.53)%
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2013                           0.85%     to       2.75%      0.75%     to       0.88%      25.92%     to       28.33%
 2012                           0.85%     to       2.75%      0.40%     to       0.48%      10.72%     to       12.84%
 2011                           0.85%     to       2.75%      0.11%     to       0.12%      (4.05)%    to       (2.21)%
 2010                           0.85%     to       2.75%        --      to         --        6.18%     to        8.22%
 2009                           0.85%     to       2.75%        --      to         --       40.25%     to       42.93%
OPPENHEIMER GLOBAL FUND/ VA+
 2013                           0.85%     to       2.75%      1.13%     to       1.31%      23.55%     to       25.92%
 2012                           0.75%     to       2.75%      1.92%     to       2.53%      17.67%     to       20.05%
 2011                           0.75%     to       2.75%      1.06%     to       1.06%     (11.01)%    to       (9.21)%
 2010                           0.75%     to       2.75%      1.22%     to       1.24%      12.56%     to       14.84%
 2009                           0.75%     to       2.75%      2.27%     to       2.27%      35.58%     to       38.32%
OPPENHEIMER MAIN STREET
 FUND/VA
 2013                           0.85%     to       2.75%      0.84%     to       0.87%      27.88%     to       30.33%
 2012                           0.85%     to       2.75%      0.66%     to       0.76%      13.45%     to       15.62%
 2011                           0.85%     to       2.75%      0.59%     to       0.65%      (3.02)%    to       (1.16)%
 2010                           0.85%     to       2.75%      0.67%     to       0.89%      12.68%     to       14.85%
 2009                           0.85%     to       2.75%      1.36%     to       1.36%      24.53%     to       26.91%
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA+
 2013                           0.75%     to       2.75%      0.68%     to       1.03%      36.81%     to       39.57%
 2012                           0.75%     to       2.75%      0.33%     to       0.33%      14.48%     to       16.79%
 2011                           0.75%     to       2.75%      0.39%     to       0.40%      (5.03)%    to       (3.11)%
 2010                           0.75%     to       2.75%      0.36%     to       0.42%      19.72%     to       22.14%
 2009                           0.75%     to       2.75%      0.23%     to       0.23%      33.18%     to       35.86%
OPPENHEIMER EQUITY INCOME
 FUND+
 2013                           0.85%     to       2.70%      1.13%     to       1.19%      25.28%     to       27.62%
 2012                           0.85%     to       2.70%      1.13%     to       1.13%      10.08%     to       12.13%
 2011                           0.85%     to       2.70%        --      to       0.88%      (7.03)%    to       (5.29)%
 2010                           0.85%     to       2.45%      0.89%     to       0.89%      12.03%     to       13.83%
 2009                           0.85%     to       2.45%      0.16%     to       0.36%      29.37%     to       31.45%
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2013                           0.75%     to       2.75%      3.03%     to       3.75%       4.89%     to        7.01%
 2012                           0.75%     to       2.75%      5.43%     to       5.52%       8.50%     to       10.69%
 2011                           0.75%     to       2.75%      9.55%     to       9.62%      (5.79)%    to       (3.89)%
 2010                           0.75%     to       2.75%     13.81%     to      13.88%       9.62%     to       11.83%
 2009                           0.75%     to       2.75%      4.65%     to       4.65%      51.15%     to       54.20%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2013                                 370,550      $13.797846      to      $19.524199          $5,048,593
 2012                                 736,311       10.968758      to       11.908654           8,526,279
 2011                                 688,977       10.506520      to       15.010968           7,120,025
 2010                                 727,108       10.630143      to       15.440421           7,642,758
 2009                                 726,166        9.338424      to       13.789621           6,730,516
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2013                                 114,845        9.589137      to       16.519571           1,150,307
 2012                                 156,408        8.100248      to       13.845310           1,305,467
 2011                                 179,940        6.712534      to       11.544659           1,238,367
 2010                                 175,158        7.851992      to       13.757115           1,414,119
 2009                                 186,215        7.392382      to       13.193438           1,399,090
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2013                                 156,042       10.463205      to       16.856709           1,585,939
 2012                                 159,185        8.034559      to       13.289604           1,303,847
 2011                                 183,936        6.673092      to       11.204386           1,250,369
 2010                                 184,549        8.227517      to       13.865393           1,530,117
 2009                                 214,939        7.486362      to       13.002746           1,630,606
PUTNAM VT INVESTORS FUND
 2013                                   9,920       16.729294      to       21.580184             185,390
 2012                                   9,099       12.581848      to       16.050711             129,579
 2011                                   5,241       10.926607      to       13.807398              70,658
 2010                                   3,795       13.870722      to       13.870722              52,641
PUTNAM VT SMALL CAP VALUE
 FUND
 2013                                 202,752       16.528583      to       24.213174           3,280,334
 2012                                 186,810       11.928452      to       17.818061           2,235,027
 2011                                 273,496       10.229368      to       15.580789           2,799,023
 2010                                 203,283       10.787046      to       16.801794           2,233,268
 2009                                 176,203        8.587762      to       13.701124           1,560,968
PUTNAM VT VOYAGER FUND
 2013                                 622,930       14.335692      to       20.649711          10,533,928
 2012                                 672,840       10.125015      to       14.310109           7,794,695
 2011                                 196,402        8.997772      to       12.590426           2,079,361
 2010                                  34,353       11.118426      to       15.402708             513,917
 2009                                     375       12.814702      to       12.814702               4,805
PUTNAM VT EQUITY INCOME FUND
 2013                                  86,799       16.810753      to       21.237933           1,730,502
 2012                                  81,472       12.887241      to       16.232605           1,245,921
 2011                                  68,788       10.965150      to       13.578750             883,394
 2010                                  36,701       10.921139      to       13.389583             489,319
 2009                                      71       11.950208      to       11.950208                 854
PIMCO ALL ASSET FUND
 2013                                 180,362       11.153166      to       11.550113           2,028,753
 2012                                 143,177       11.309358      to       11.572157           1,626,976
 2011                                  31,189        9.999541      to       10.091449             311,615
PIMCO EQS PATHFINDER FUND
 2013                                 676,739       11.922059      to       12.274554           8,157,536
 2012                                 613,597       10.153212      to       10.349481           6,249,628
 2011                                 136,466        9.389138      to        9.475458           1,276,923

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2013                           1.15%     to       2.40%      1.82%     to       2.16%      16.66%     to       18.13%
 2012                           0.75%     to       2.45%        --      to       0.73%      11.44%     to       13.35%
 2011                           0.75%     to       2.40%      3.70%     to       4.30%      (2.78)%    to       (1.16)%
 2010                           0.75%     to       2.40%      2.06%     to       4.63%      11.97%     to       13.83%
 2009                           0.75%     to       2.40%        --      to         --       32.00%     to       34.20%
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2013                           1.25%     to       2.40%      2.74%     to       3.29%      19.32%     to       20.69%
 2012                           0.85%     to       2.40%      2.90%     to       4.98%      18.82%     to       20.67%
 2011                           0.85%     to       2.70%      2.54%     to       2.55%     (16.08)%    to      (14.51)%
 2010                           0.85%     to       2.70%      3.38%     to       3.41%       4.27%     to        6.22%
 2009                           0.85%     to       2.70%        --      to         --       22.83%     to       25.12%
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2013                           0.75%     to       2.40%        --      to       1.75%      25.04%     to       27.11%
 2012                           1.25%     to       2.75%      2.16%     to       2.18%      18.61%     to       20.40%
 2011                           1.25%     to       2.75%      3.20%     to       3.38%     (19.19)%    to      (17.97)%
 2010                           0.85%     to       2.75%        --      to         --        7.04%     to        9.10%
 2009                           1.25%     to       2.40%        --      to         --       21.68%     to       23.09%
PUTNAM VT INVESTORS FUND
 2013                           0.50%     to       1.50%      1.41%     to       1.46%      33.11%     to       34.45%
 2012                           0.50%     to       1.45%      1.02%     to       1.29%      15.15%     to       16.25%
 2011                           0.50%     to       1.45%        --      to       1.15%      (1.40)%    to       (0.46)%
 2010                           0.50%     to       0.50%      0.53%     to       0.53%      13.35%     to       13.35%
PUTNAM VT SMALL CAP VALUE
 FUND
 2013                           0.75%     to       2.70%      0.84%     to       1.03%      35.89%     to       38.56%
 2012                           0.75%     to       2.70%      0.44%     to       0.44%      14.36%     to       16.61%
 2011                           0.75%     to       2.70%      0.42%     to       0.49%      (7.27)%    to       (5.44)%
 2010                           0.85%     to       2.70%      0.30%     to       0.30%      22.63%     to       24.92%
 2009                           1.15%     to       2.70%      1.44%     to       1.44%      28.03%     to       30.03%
PUTNAM VT VOYAGER FUND
 2013                           0.30%     to       1.50%        --      to       0.93%      41.59%     to       43.29%
 2012                           0.50%     to       1.50%      0.28%     to       0.30%      12.53%     to       13.66%
 2011                           0.50%     to       1.50%        --      to         --      (19.07)%    to      (18.26)%
 2010                           0.50%     to       1.50%      0.89%     to       0.89%      11.18%     to       20.20%
 2009                           0.50%     to       0.50%        --      to         --       28.15%     to       28.15%
PUTNAM VT EQUITY INCOME FUND
 2013                           0.50%     to       1.50%      1.85%     to       2.12%      30.44%     to       31.75%
 2012                           0.30%     to       1.50%        --      to       2.00%      17.53%     to       18.95%
 2011                           0.50%     to       1.50%      1.55%     to       2.12%       0.40%     to        1.41%
 2010                           0.50%     to       1.50%      0.95%     to       0.95%       9.21%     to       12.05%
 2009                           0.50%     to       0.50%        --      to         --       19.50%     to       19.50%
PIMCO ALL ASSET FUND
 2013                           0.30%     to       1.50%      2.74%     to       4.55%      (1.38)%    to       (0.19)%
 2012                           0.30%     to       1.50%      4.76%     to       5.18%      13.10%     to       14.46%
 2011                           0.50%     to       1.50%      4.00%     to       4.64%         --      to        0.91%
PIMCO EQS PATHFINDER FUND
 2013                           0.50%     to       1.50%      1.93%     to       2.06%      17.42%     to       18.60%
 2012                           0.50%     to       1.50%      0.84%     to       0.94%       8.14%     to        9.22%
 2011                           0.50%     to       1.50%      0.09%     to       0.16%      (6.11)%    to       (5.25)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PIMCO GLOBAL MULTI-ASSET FUND
 2013                                  81,041       $9.408609      to       $9.686929            $764,413
 2012                                  71,070       10.371089      to       10.571584             737,329
 2011                                  27,351        9.678566      to        9.767544             264,759
JENNISON 20/20 FOCUS
 PORTFOLIO
 2013                                 229,655        1.937982      to       20.615066             544,906
 2012                                 250,217        1.523865      to       16.356405             459,248
 2011                                 372,951        1.312477      to        1.401227             512,677
 2010                                 355,404        1.407108      to        1.492525             523,269
 2009                                 360,460        1.341763      to        1.414006             504,354
JENNISON PORTFOLIO
 2013                                  28,559        1.356307      to        1.356307              38,735
 2012                                  43,669        1.011181      to        1.011181              44,157
 2011                                  43,669        0.893188      to        0.893188              39,005
 2010                                 116,634        0.897947      to        0.924809             106,650
 2009                                 139,798        0.825281      to        0.873620             118,032
PRUDENTIAL VALUE PORTFOLIO
 2013                                 188,064        1.646523      to       20.755915             355,503
 2012                                 221,467        1.263664      to       16.049431             315,604
 2011                                 221,591        1.126140      to       14.410334             284,514
 2010                                 269,412        1.176590      to        1.217103             325,053
 2009                                 269,804        1.059167      to        1.091807             292,267
INVESCO V.I. GROWTH AND
 INCOME FUND+
 2013                               2,893,224       14.694090      to       18.782197          44,729,272
 2012                               3,837,095       11.014058      to       14.461375          44,591,206
 2011                               4,781,804        9.714248      to       12.992792          49,253,592
 2010                               5,217,369       10.023866      to       13.657326          55,919,948
 2009                               5,136,540        9.010887      to       12.506409          49,876,282
INVESCO V.I. COMSTOCK FUND+
 2013                                 122,895       20.403590      to       22.731362           2,702,011
 2012                                 159,504       15.421242      to       16.984478           2,630,889
 2011                                 192,593       13.295328      to       14.475731           2,715,455
 2010                                 211,931       13.925507      to       14.988434           3,105,136
 2009                                 226,033       12.341037      to       13.131153           2,910,971
INVESCO V.I. AMERICAN
 FRANCHISE+
 2013                               4,468,382       13.740793      to       14.509057          62,824,449
 2012                               6,138,699       10.083217      to       10.441741          62,842,077
 2011                               3,990,162        9.117538      to        9.259472          36,629,296
INVESCO V.I. MID CAP GROWTH
 FUND+
 2013                               1,016,535       13.020689      to       13.466679          13,448,655
 2012                                 840,320        9.767694      to        9.924071           8,268,268
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2013                                 392,416        1.515427      to        1.725118             723,530
 2012                                 509,389        1.298791      to        1.461617             818,108
 2011                                 728,215        1.178104      to        1.310634             893,823
 2010                                 895,881        1.134366      to        1.247548           1,058,972
 2009                                 982,610        1.026647      to        1.116172           1,046,224

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PIMCO GLOBAL MULTI-ASSET FUND
 2013                           0.50%     to       1.50%      3.15%     to       3.19%      (9.28)%    to       (8.37)%
 2012                           0.50%     to       1.50%      3.35%     to       3.50%       7.16%     to        8.23%
 2011                           0.50%     to       1.50%        --      to         --       (3.21)%    to       (2.32)%
JENNISON 20/20 FOCUS
 PORTFOLIO
 2013                           1.70%     to       2.60%        --      to         --       26.04%     to       27.18%
 2012                           1.70%     to       2.60%        --      to         --        7.78%     to        8.75%
 2011                           1.70%     to       2.35%        --      to         --       (6.73)%    to       (6.12)%
 2010                           1.70%     to       2.35%        --      to         --        4.87%     to        5.55%
 2009                           1.70%     to       2.35%        --      to         --       53.75%     to       54.75%
JENNISON PORTFOLIO
 2013                           2.20%     to       2.20%        --      to         --       34.13%     to       34.13%
 2012                           2.20%     to       2.20%        --      to         --       13.21%     to       13.21%
 2011                           2.20%     to       2.20%        --      to         --       (2.26)%    to       (2.26)%
 2010                           2.05%     to       2.40%      0.02%     to       0.02%       8.81%     to        9.19%
 2009                           1.70%     to       2.40%      0.28%     to       0.29%      39.21%     to       40.19%
PRUDENTIAL VALUE PORTFOLIO
 2013                           1.70%     to       2.45%        --      to         --       29.32%     to       30.30%
 2012                           1.70%     to       2.45%      0.55%     to       0.55%      11.37%     to       12.21%
 2011                           1.70%     to       2.45%        --      to       0.50%      (8.17)%    to       (7.47)%
 2010                           1.70%     to       2.05%      0.33%     to       0.34%      11.09%     to       11.48%
 2009                           1.70%     to       2.05%      1.65%     to       1.74%      38.52%     to       39.01%
INVESCO V.I. GROWTH AND
 INCOME FUND+
 2013                           0.75%     to       2.75%      1.18%     to       1.23%      30.14%     to       32.77%
 2012                           0.85%     to       2.70%      1.28%     to       1.54%      11.30%     to       13.38%
 2011                           0.85%     to       2.70%      1.00%     to       1.04%      (4.87)%    to       (3.09)%
 2010                           0.85%     to       2.70%      0.10%     to       0.10%       9.20%     to       11.24%
 2009                           0.85%     to       2.70%      3.58%     to       4.54%      20.80%     to       23.06%
INVESCO V.I. COMSTOCK FUND+
 2013                           1.35%     to       2.50%      1.43%     to       1.46%      32.31%     to       33.84%
 2012                           1.35%     to       2.50%      1.42%     to       1.45%      15.99%     to       17.33%
 2011                           1.35%     to       2.50%      1.34%     to       1.36%      (4.53)%    to       (3.42)%
 2010                           1.35%     to       2.50%      0.13%     to       0.14%      12.84%     to       14.14%
 2009                           1.35%     to       2.50%      4.20%     to       4.32%      25.24%     to       26.69%
INVESCO V.I. AMERICAN
 FRANCHISE+
 2013                           0.85%     to       2.80%      0.38%     to       0.45%      36.27%     to       38.95%
 2012                           0.85%     to       2.80%        --      to         --       10.59%     to       12.77%
 2011                           0.85%     to       2.80%        --      to         --       (8.82)%    to       (7.41)%
INVESCO V.I. MID CAP GROWTH
 FUND+
 2013                           0.75%     to       2.75%      0.20%     to       0.51%      33.30%     to       35.58%
 2012                           0.85%     to       2.75%        --      to         --       (2.32)%    to       (0.76)%
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2013                           1.35%     to       2.50%      1.54%     to       1.57%      16.68%     to       18.03%
 2012                           1.35%     to       2.50%      1.38%     to       1.53%      10.24%     to       11.52%
 2011                           1.35%     to       2.50%      2.48%     to       2.86%       3.86%     to        5.06%
 2010                           1.35%     to       2.50%      1.73%     to       1.74%      10.49%     to       11.77%
 2009                           1.35%     to       2.50%      2.02%     to       2.04%      12.61%     to       13.91%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2013                               2,409,449       $1.578072      to      $12.135875          $4,292,748
 2012                               3,279,900        1.639407      to       12.785324           5,451,561
 2011                               3,840,214        1.566088      to       12.385714           5,917,870
 2010                               4,657,934        1.332467      to        1.465421           6,596,959
 2009                               4,948,130        1.276163      to        1.387455           7,296,678
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2013                               1,435,806        1.485583      to        1.691084           2,539,064
 2012                               1,933,900        1.168928      to        1.315436           2,477,581
 2011                               2,463,930        1.003183      to        1.116024           2,681,276
 2010                               3,041,018        1.051224      to        1.156101           3,419,265
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2013                                  80,929       13.282386      to       13.831388           1,099,723
 2012                                 109,977       11.394184      to       11.729566           1,273,524
 2011                                 133,369       10.294596      to       10.476517           1,386,842
 2010                                 155,090       12.120069      to       12.193157           1,886,410
 2009                               1,913,891        0.920576      to        1.000862           1,856,144
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2013                                 939,461        2.243131      to        2.553438           2,534,678
 2012                               1,299,692        1.530857      to        1.722746           2,159,489
 2011                               1,583,406        1.455057      to        1.618725           2,489,270
 2010                               1,949,054        1.563785      to        1.719780           3,274,796
 2009                               2,298,885        1.264746      to        1.375020           3,049,986
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2013                                  73,497       25.492367      to       29.195713           1,875,011
 2012                                  89,517       17.968169      to       20.805660           1,618,360
 2011                                 103,948       15.468782      to       18.109556           1,601,116
 2010                                 121,343       15.612951      to       18.480499           1,890,354
 2009                                 111,407       11.675368      to       13.972442           1,272,221
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2013                                  14,946       15.770519      to       21.137712             229,743
 2012                                  20,885       13.060130      to       13.929712             279,657
 2011                                  36,256       11.711416      to       12.385528             436,787
 2010                                  44,338       12.909634      to       13.537143             587,674
 2009                                  49,368       11.255012      to       11.702245             566,482
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2013                                  23,226       16.713448      to       18.211399             410,366
 2012                                  25,577       13.093485      to       14.125238             351,370
 2011                                  29,014       11.603564      to       12.393407             352,314
 2010                                  23,563       12.679284      to       13.295704             307,789
 2009                                  13,895       10.473260      to       10.740753             147,847

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2013                           1.35%     to       2.75%      1.24%     to       1.24%      (5.08)%    to       (3.74)%
 2012                           1.35%     to       2.75%      1.44%     to       1.45%       3.23%     to        4.68%
 2011                           1.35%     to       2.75%      1.70%     to       2.69%       5.38%     to        6.87%
 2010                           1.35%     to       2.50%      3.37%     to       3.42%       4.41%     to        5.62%
 2009                           1.35%     to       2.50%      4.51%     to       4.52%       9.25%     to       10.52%
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2013                           1.35%     to       2.50%      0.99%     to       1.01%      27.09%     to       28.56%
 2012                           1.35%     to       2.50%      1.35%     to       1.35%      16.52%     to       17.87%
 2011                           1.35%     to       2.50%      0.52%     to       0.54%      (4.57)%    to       (3.47)%
 2010                           1.35%     to       2.50%      0.53%     to       0.79%      11.02%     to       12.30%
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2013                           1.35%     to       2.50%      2.12%     to       2.14%      16.57%     to       17.92%
 2012                           1.35%     to       2.50%      1.35%     to       1.37%      10.68%     to       11.96%
 2011                           1.35%     to       2.50%      0.29%     to       0.31%     (15.06)%    to      (14.08)%
 2010                           1.35%     to       2.50%        --      to         --       21.20%     to       21.93%
 2009                           1.35%     to       2.50%      3.01%     to       3.20%       9.88%     to       11.15%
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2013                           1.35%     to       2.50%        --      to         --       46.53%     to       48.22%
 2012                           1.35%     to       2.50%        --      to         --        5.21%     to        6.43%
 2011                           1.35%     to       2.50%        --      to         --       (6.95)%    to       (5.88)%
 2010                           1.35%     to       2.50%        --      to         --       23.64%     to       25.07%
 2009                           1.35%     to       2.50%        --      to         --       48.88%     to       50.60%
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2013                           1.35%     to       2.45%      0.01%     to       0.01%      40.33%     to       41.88%
 2012                           1.35%     to       2.45%        --      to         --       14.89%     to       16.16%
 2011                           1.35%     to       2.45%        --      to         --       (2.01)%    to       (0.92)%
 2010                           1.35%     to       2.45%        --      to         --       32.26%     to       33.73%
 2009                           1.35%     to       2.45%        --      to         --       36.91%     to       38.43%
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2013                           1.35%     to       2.45%      0.69%     to       0.70%      11.98%     to       13.21%
 2012                           1.35%     to       2.20%      0.81%     to       0.86%      11.52%     to       12.47%
 2011                           1.35%     to       2.20%      0.67%     to       0.79%      (9.28)%    to       (8.51)%
 2010                           1.35%     to       2.20%      1.48%     to       1.59%      14.70%     to       15.68%
 2009                           1.35%     to       2.20%      1.22%     to       1.30%      56.70%     to       58.03%
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2013                           1.35%     to       2.35%      0.20%     to       0.20%      27.65%     to       28.93%
 2012                           1.35%     to       2.35%      0.10%     to       0.10%      12.84%     to       13.97%
 2011                           1.35%     to       2.35%        --      to       0.14%      (7.71)%    to       (6.79)%
 2010                           1.35%     to       2.20%      0.55%     to       0.55%      21.06%     to       22.10%
 2009                           1.65%     to       2.20%        --      to         --       44.53%     to       45.32%

    * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
   ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

-------------------------------------------------------------------------------

  *** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
    # Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
    +  See Note 1 for additional information related to this Sub-Account.

RIDERS:

    The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

       MAV/EPB Death Benefit Charge maximum of 0.30%

       MAV Plus (same as MAV/EPB) maximum of 0.30%

       The Hartford's Principal First Charge maximum of 0.75%

       The Hartford's Principal First Preferred Charge maximum of 0.20%

       MAV 70 Death Benefit Charge maximum of 0.20%

       Optional Death Benefit Charge maximum of 0.15%

       Earnings Protection Benefit Charge maximum of 0.20%

       Return of Premium Death Benefit maximum of 0.75%

       MAV III maximum of 1.50%

       MAV IV maximum of 1.50%

       MAV V maximum of 1.50%

       Legacy lock maximum of 1.50%

       Daily lock maximum of 2.50%

       Return of Premium III maximum of 0.75%

       Return of Premium IV maximum of 0.75%

       Return of Premium V maximum of 0.75%

       Maximum daily value maximum of 1.50%

       Safety Plus maximum of 2.50%

       Future6 maximum of 2.50%

       Future5 maximum of 2.50%

    These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners' accounts as specified in the product prospectus.

7.     SUBSEQUENT EVENTS:

    Management has evaluated events subsequent to December 31, 2013 and through the financial statement issuance date of March 28, 2014, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT
FINANCIAL STATEMENTS -- STATUTORY-BASIS

As of December 31, 2013 and 2012, and for the Years Ended December 31, 2013, 2012 and 2011

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               TABLE OF CONTENTS

                                                                          PAGE:
--------------------------------------------------------------------------------
Independent Auditors' Report                                                 F-2
Financial Statements -- Statutory-Basis:
 Admitted Assets, Liabilities and Capital and Surplus                        F-3
 Statements of Operations                                                    F-4
 Statements of Changes in Capital and Surplus                                F-5
 Statements of Cash Flows                                                    F-6
 Notes to Statutory-Basis Financial Statements                               F-7

[DELOITTE LOGO]                                                     DELOITTE & TOUCHE LLP
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                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis financial statements of Hartford Life and Annuity Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2013 and 2012, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2013, and the related notes to the statutory-basis financial statements.

Management's Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of the accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Connecticut.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2013 and 2012, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2013.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut as described in Note 2 to the statutory-basis financial statements.

/s/ Deloitte & Touche LLP

April 25, 2014

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                                     AS OF DECEMBER 31,
                                                2013                   2012
--------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                       $6,607,547,375        $13,760,107,102
 Common and preferred stocks                    127,419,027            833,792,149
 Mortgage loans on real estate                  748,644,757            907,375,838
 Real estate                                     24,138,440             24,674,594
 Contract loans                                 113,618,103            375,218,562
 Cash and short-term investments              1,073,189,919          2,012,782,902
 Derivatives                                    733,869,075            673,239,577
 Other invested assets                          412,748,837            279,355,350
                                          -----------------      -----------------
          TOTAL CASH AND INVESTED ASSETS      9,841,175,533         18,866,546,074
                                          -----------------      -----------------
 Investment income due and accrued              147,796,682            200,098,931
 Amounts recoverable for reinsurance             13,042,870            226,878,415
 Federal income tax recoverable                   4,563,265                     --
 Net deferred tax asset                         246,175,000            394,723,616
 Receivables from parent, subsidiaries
  and affiliates                                         --             13,512,043
 Other assets                                    87,962,342            157,051,791
 Separate Account assets                     44,216,206,885         45,851,885,131
                                          -----------------      -----------------
                   TOTAL ADMITTED ASSETS    $54,556,922,577        $65,710,696,001
                                          -----------------      -----------------
LIABILITIES
 Aggregate reserves for future benefits      $3,888,279,333         $9,208,744,094
 Liability for deposit-type contracts         1,359,149,615          1,543,283,228
 Policy and contract claim liabilities           17,654,042             74,111,929
 Asset valuation reserve                         43,221,943            162,571,194
 Interest maintenance reserve                    11,100,036             88,321,743
 Payables to parent, subsidiaries and
  affiliates                                     33,588,068             35,894,640
 Accrued expense allowances and other
  amounts due from Separate Accounts           (439,117,332)          (670,087,726)
 Funds held under reinsurance treaties
  with unauthorized reinsurers                  255,906,441          2,981,569,933
 Payable for investment repurchase
  program                                                --          1,614,859,275
 Collateral on derivatives                      184,976,453            467,830,775
 Other liabilities                            1,905,349,635          1,325,497,396
 Separate Account liabilities                44,216,206,885         45,851,885,131
                                          -----------------      -----------------
                       TOTAL LIABILITIES     51,476,315,119         62,684,481,612
                                          -----------------      -----------------
CAPITAL AND SURPLUS
 Common stock -- par value $1,250 per
  share, 3,000 shares authorized, 2,000
  shares issued and outstanding                   2,500,000              2,500,000
 Aggregate write-ins for other than
  special surplus funds                         356,288,911            169,606,804
 Gross paid-in and contributed surplus        1,724,153,661          2,771,903,231
 Unassigned surplus                             997,664,886             82,204,354
                                          -----------------      -----------------
               TOTAL CAPITAL AND SURPLUS      3,080,607,458          3,026,214,389
                                          -----------------      -----------------
       TOTAL LIABILITIES AND CAPITAL AND
                                 SURPLUS    $54,556,922,577        $65,710,696,001
                                          -----------------      -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY-BASIS)

                                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                              2013                      2012                     2011
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                       $(2,982,594,824)          $1,288,798,535           $1,401,142,759
 Net investment income                                         347,140,114              687,977,036              637,017,383
 Commissions and expense allowances on reinsurance
  ceded                                                        237,724,234               49,989,787               34,051,212
 Reserve adjustments on reinsurance ceded                  (11,525,149,849)          (8,032,092,137)          (7,279,328,984)
 Fee income                                                  1,091,315,212            1,206,201,964            1,366,934,784
 Other revenues                                                (32,644,968)              22,453,259               13,413,968
                                                      --------------------       ------------------       ------------------
                                      TOTAL REVENUES       (12,864,210,081)          (4,776,671,556)          (3,826,768,878)
                                                      --------------------       ------------------       ------------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                    320,204,707              759,877,305              703,019,683
 Disability and other benefits                                   3,947,333                8,161,076                9,127,886
 Surrenders and other fund withdrawals                        (155,831,892)             305,668,254              331,833,655
 Commissions and expense allowances                            452,981,544              468,295,588              523,282,542
 (Decrease) increase in aggregate reserves for life
  and accident and health policies                          (5,487,457,401)            (378,937,282)           2,416,785,246
 General insurance expenses                                     87,609,648              354,659,954              308,877,214
 Net transfers from Separate Accounts                       (9,917,191,960)          (7,601,449,859)          (7,446,610,318)
 Modified coinsurance adjustment on reinsurance
  assumed                                                     (242,324,170)            (292,387,321)            (201,842,919)
 IMR adjustment on reinsurance ceded                          (515,239,930)                      --                       --
 Other expenses                                                286,342,487              125,643,377              230,507,595
                                                      --------------------       ------------------       ------------------
                         TOTAL BENEFITS AND EXPENSES       (15,166,959,634)          (6,250,468,908)          (3,125,019,416)
                                                      --------------------       ------------------       ------------------
      NET GAIN (LOSS) FROM OPERATIONS BEFORE FEDERAL
                        INCOME TAX (BENEFIT) EXPENSE         2,302,749,553            1,473,797,352             (701,749,462)
 Federal income tax (benefit) expense                         (220,692,418)             323,855,226              115,068,345
                                                      --------------------       ------------------       ------------------
                     NET GAIN (LOSS) FROM OPERATIONS         2,523,441,971            1,149,942,126             (816,817,807)
                                                      --------------------       ------------------       ------------------
 Net realized capital losses, after tax                     (1,801,673,490)            (438,565,374)             (41,037,858)
                                                      --------------------       ------------------       ------------------
                                   NET INCOME (LOSS)          $721,768,481             $711,376,752            $(857,855,665)
                                                      --------------------       ------------------       ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2013                    2012                    2011
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- PAR VALUE $1,250 PER SHARE, 3,000 SHARES
 AUTHORIZED, 2,000 SHARES ISSUED AND OUTSTANDING
 Balance, beginning and end of year                               $2,500,000              $2,500,000              $2,500,000
                                                           -----------------       -----------------       -----------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
 Balance, beginning of year                                    2,771,903,231           2,893,378,493           2,890,696,495
 Capital (return) contribution                                (1,047,749,570)           (121,475,262)              2,681,998
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR      1,724,153,661           2,771,903,231           2,893,378,493
                                                           -----------------       -----------------       -----------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                      169,606,804             174,887,393             182,105,606
 Amortization and decreases of gain on inforce
  reinsurance                                                   (215,694,859)             (5,280,589)             (7,218,213)
 Additions to gain on inforce reinsurance                        402,376,966                      --                      --
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        356,288,911             169,606,804             174,887,393
                                                           -----------------       -----------------       -----------------
UNASSIGNED FUNDS
 Balance, beginning of year                                       82,204,354             684,067,442             805,765,945
 Net income (loss)                                               721,768,481             711,376,752            (857,855,665)
 Change in net unrealized capital (losses) gains on
  common stocks and other invested assets                       (154,476,512)           (106,980,222)            352,961,532
 Change in net unrealized foreign exchange capital
  gains(losses)                                                  363,986,509            (823,914,426)            265,927,783
 Change in net deferred income tax                              (375,254,834)             72,756,668             499,609,022
 Change in asset valuation reserve                               119,349,251              16,922,045            (162,934,104)
 Change in nonadmitted assets                                    240,087,637            (648,630,747)           (219,410,471)
 Cumulative effect of change in accounting principles                     --             176,605,742                      --
 Change in liability for reinsurance in unauthorized
  companies                                                               --                   1,100                   3,400
                                     BALANCE, END OF YEAR        997,664,886              82,204,354             684,067,442
                                                           -----------------       -----------------       -----------------
CAPITAL AND SURPLUS
                                     BALANCE, END OF YEAR     $3,080,607,458          $3,026,214,389          $3,931,439,070
                                                           -----------------       -----------------       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2013                    2012                    2011
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and annuity considerations                             $15,820,221          $1,289,285,920          $1,399,332,372
 Net investment income                                           364,733,620             702,155,801             613,946,357
 Reserve adjustments on reinsurance                          (11,525,149,849)         (8,032,092,137)         (7,279,328,984)
 Miscellaneous income                                          1,635,924,081           1,261,070,634           1,409,156,457
                                                           -----------------       -----------------       -----------------
  Total income                                                (9,508,671,927)         (4,779,579,782)         (3,856,893,798)
                                                           -----------------       -----------------       -----------------
 Benefits paid                                                  (377,328,461)            861,678,272           1,061,260,232
 Federal income tax payments (recoveries)                         47,256,686             (75,830,891)           (115,479,588)
 Net transfers from Separate Accounts                        (10,148,162,354)         (7,815,822,328)         (7,863,768,436)
 Other expenses                                                  997,622,493           1,837,953,351              64,878,126
                                                           -----------------       -----------------       -----------------
  Total benefits and expenses                                 (9,480,611,636)         (5,192,021,596)         (6,853,109,666)
                                                           -----------------       -----------------       -----------------
     NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES        (28,060,291)            412,441,814           2,996,215,868
                                                           -----------------       -----------------       -----------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID
 Bonds                                                         6,037,482,299           6,156,517,642           5,209,426,005
 Common and preferred stocks                                     342,055,826             199,580,266              53,875,698
 Mortgage loans                                                    5,855,121              69,995,071              34,571,199
 Derivatives and other                                           158,163,292              33,818,042             251,024,069
                                                           -----------------       -----------------       -----------------
  Total investment proceeds                                    6,543,556,538           6,459,911,021           5,548,896,971
                                                           -----------------       -----------------       -----------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                         3,576,442,582           8,537,855,101           6,908,483,885
 Common and preferred stocks                                      55,567,364              15,489,335             146,121,947
 Mortgage loans                                                   27,000,000             316,475,000             256,825,000
 Real estate                                                         589,238                 236,398                      --
 Derivatives and other                                         1,270,287,989           1,207,268,735             119,866,202
                                                           -----------------       -----------------       -----------------
  Total investments acquired                                   4,929,887,173          10,077,324,569           7,431,297,034
                                                           -----------------       -----------------       -----------------
 Net increase in contract loans                                   (7,915,459)              4,563,280               6,146,082
                                                           -----------------       -----------------       -----------------
                   NET CASH USED FOR INVESTING ACTIVITIES      1,621,584,824          (3,621,976,828)         (1,888,546,145)
                                                           -----------------       -----------------       -----------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Return of capital and paid in surplus                        (1,049,578,625)                     --                      --
 Funds held under reinsurance treaties with unauthorized
  reinsurers                                                  (2,725,663,492)            428,824,026             552,976,734
 Collateral (paid) received on investment repurchase
  program                                                     (1,614,859,275)          1,614,859,275                      --
 Net other cash provided (used)                                2,856,983,877                (909,087)            (54,575,550)
                                                           -----------------       -----------------       -----------------
            NET CASH (USED FOR) PROVIDED BY FINANCING AND
                                 MISCELLANEOUS ACTIVITIES     (2,533,117,515)          2,042,774,214             498,401,184
                                                           -----------------       -----------------       -----------------
Net (decrease) increase in cash and short-term
 investments                                                    (939,592,982)         (1,166,760,800)          1,606,070,907
 CASH AND SHORT-TERM INVESTMENTS, beginning of year            2,012,782,902           3,179,543,702           1,573,472,795
                                                           -----------------       -----------------       -----------------
             CASH AND SHORT-TERM INVESTMENTS, END OF YEAR     $1,073,189,920          $2,012,782,902          $3,179,543,702
                                                           -----------------       -----------------       -----------------
Note: Supplemental disclosures of cash flow information
 for non-cash transactions:
 IMR adjustment on reinsurance ceded                             515,239,930                      --                      --
 Capital contribution from parent to settle intercompany
  balances related to stock compensation                           1,924,751               5,189,550               2,681,998
 Capital contribution to subsidiary to settle
  intercompany balances related to stock compensation                177,694               2,721,550               1,736,296
 Noncash transfer of premiums for the reinsurance
  transaction                                                  2,983,414,000                      --
 Noncash transfer of bonds for the reinsurance
  transaction                                                 (5,305,075,000)                     --
 Noncash transfer of contract loans for the reinsurance
  transaction                                                    253,685,000                      --
 Noncash transfer of mortgage loans for the reinsurance
  transaction                                                   (184,962,000)                     --
 Noncash transfer of investment income for the
  reinsurance transaction                                        (63,149,000)                     --
 Noncash transfer of deposit liabilities for the
  reinsurance transaction                                         24,594,000                      --
 Noncash transfer of funds withheld for the reinsurance
  transaction                                                  2,768,953,000                      --
 Noncash transfer other for the reinsurance transaction           29,910,000                      --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2013 AND 2012 AND 2011

--------------------------------------------------------------------------------

1.  ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

On March 21, 2012, the Company's ultimate parent, The Hartford, announced that it had decided to focus on its property and casualty, group benefits and mutual funds businesses. As a result, The Hartford ceased selling its individual annuity products in the second quarter of 2012. In addition, The Hartford sold its individual life, retirement plans and Woodbury Financial Services businesses on January 2, 2013, January 1, 2013, and November 30, 2012, respectively. See Notes 6 and 13.

The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

                                                                2013                    2012                     2011
---------------------------------------------------------------------------------------------------------------------------------
NET INCOME (LOSS), STATE OF CONNECTICUT BASIS                  $721,768,481            $711,376,752            $(857,855,665)
State prescribed practice:
Reinsurance reserve credit (as described above)                (180,280,857)            (88,280,194)             161,739,538
                                                          -----------------       -----------------       ------------------
                                                               (180,280,857)            (88,280,194)             161,739,538
                             NET INCOME (LOSS), NAIC SAP      $ 902,049,338           $ 799,656,946         $ (1,019,595,203)
                                                          -----------------       -----------------       ------------------
Statutory capital and surplus, State of Connecticut          $3,080,607,458          $3,026,214,389           $3,931,439,071
 Basis
State prescribed practice:
Less: Reinsurance reserve credit (as described above)           127,493,929             307,774,786              396,054,980
                                                          -----------------       -----------------       ------------------
                                                                127,493,929             307,774,786              396,054,980
                 STATUTORY CAPITAL AND SURPLUS, NAIC SAP    $ 2,953,113,529         $ 2,718,439,603          $ 3,535,384,091
                                                          -----------------       -----------------       ------------------

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments; valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are:

(1) for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners ("NAIC"), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits ("GMDB") are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

(5) the calculation of the postretirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized. For statutory accounting, the remaining obligation is expected to be recognized ratably over the next 3 years;

(6) establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve ("AVR")) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve ("IMR")) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles ("SSAP") No. 43 -- Revised (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

(9) for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

(12) comprehensive income and its components are not presented in the statutory-basis financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2013 and 2012, the Company had $13,054,818,842 and $15,553,422,110, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America ("Prudential") effective January 1, 2013, for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2013 and 2012 totaled $55,342,530 and $64,681,219, respectively, also subject to 100% reinsurance to Prudential.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2013 is presented below:

                                                                SEPARATE
                                                                 ACCOUNT         SEPARATE
                                                GENERAL           WITH           ACCOUNT
                                                ACCOUNT        GUARANTEES     NONGUARANTEED         TOTAL           % OF TOTAL
---------------------------------------------------------------------------------------------------------------------------------
A. Subject to discretionary withdrawal
 1. with fair value adjustment                $1,356,866,201       $ --                  $ --    $1,356,866,201          3.11
 2. At book value less current surrender
  charge of 5% or more                            69,909,202         --                    --        69,909,202          0.16
 3. At fair value                                         --         --        39,133,902,165    39,133,902,165         89.60
                                            ----------------      -----      ----------------  ----------------      --------
 4. Total with adjustment or at fair value     1,426,775,403         --        39,133,902,165    40,560,677,568         92.87
 5. At book value without adjustment
  (minimal or no charge or adjustment)         2,457,036,516         --                    --     2,457,036,516          5.63
B. Not subject to discretionary withdrawal       432,135,912         --           224,032,325       656,168,237          1.50
                                            ----------------      -----      ----------------  ----------------      --------
C. Total (gross)                               4,315,947,831         --        39,357,934,490    43,673,882,321        100.00
D. Reinsurance ceded                             274,647,587         --                    --       274,647,587
                                            ----------------      -----      ----------------  ----------------      --------
E. Total (net)                                $4,041,300,244       $ --       $39,357,934,490   $43,399,234,734
                                            ----------------      -----      ----------------  ----------------      --------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
F. Life and Accident & Health Annual
 Statement:
 1. Exhibit 5, Annuities Section, Total
  (net)                                       $2,677,915,829
 2. Exhibit 5, Supplementary Contract
  Section, Total (net)                             4,234,802
 3. Exhibit 7, Deposit-Type Contracts
  Section, Total (net)                         1,359,149,613
                                            ----------------
 4. Subtotal                                   4,041,300,244
Separate Account Annual Statement:
 5. Exhibit 3, Annuities Section, Total
  (net)                                       39,357,934,490
 6. Exhibit 3, Supplemental Contract
  Section, Total (net)                                    --
 7. Policyholder dividend and coupon
  accumulations                                           --
 8. Policyholder premiums                                 --
 9. Guaranteed interest contracts                         --
 10. Exhibit 4, Deposit-Type Contracts
  Section, Total (net)                                    --
                                            ----------------
 11. Subtotal                                 39,357,934,490
                                            ----------------
 12. Combined total                          $43,399,234,734
                                            ----------------

INVESTMENTS

Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value. Investments in stocks of uncombined subsidiaries, controlled and affiliated ("SCA") companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 -- Revised. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance, which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43 -- Revised to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2013 and 2012.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $43,221,943 and $162,571,194 as of December 31, 2013 and 2012, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2013 and 2012 were $11,100,036, and $88,321,737, respectively. The net capital gains captured in the IMR, net of taxes, in 2013, 2012, and 2011 were $430,558,728, $44,533,696 and $22,055,099, respectively. In addition, an
IMR adjustment of $515,239,930 was included in the Company's Statements of Operations in 2013 as a result of the Prudential reinsurance agreement (see Note
6). The amount of (expense) income amortized from the IMR net of taxes in 2013, 2012, and 2011 included in the Company's Statements of Operations, was $(7,459,495), $17,095,758 and $4,967,011, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment ("OTTI") charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The impaired value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 -- Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and
(c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further OTTIs on an ongoing basis.

For securities that are not subject to SSAP No. 43 -- Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 -- Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an OTTI charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 - - Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for OTTIs on corporate and asset-backed bonds were $6,200,993, $21,190,901 and $9,684,957 for the years ended December 31, 2013, 2012 and 2011, respectively. Net realized capital losses resulting from write-downs for OTTIs on equities were $572,799, $33,439 and $245,204 for the years ended December 31, 2013, 2012 and 2011, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2013, 2012 and 2011, the Company had impaired mortgage loans on real estate with related allowances for credit losses of $397,161, $565,263 and $682,306, respectively.

The Company utilizes a variety of over-the-counter ("OTC"), transactions cleared through a central clearing house ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

The Company adopted revisions to SSAP No. 64 (Offsetting and Netting of Assets and Liabilities), SSAP No. 86 and SSAP No. 103 (Transfers and Servicing of Financial Assets and Extinguishment of Liabilities). The effect of these revisions allows offsetting of financial assets and liabilities only in certain limited circumstances and will therefore disallow netting of derivatives under master netting agreements and similar arrangements under repurchase and reverse repurchase agreements. The Company adopted these changes on January 1, 2013, and as a result both Derivative Assets and Derivative Liabilities increased as of January 1, 2013 by $793 million, from balances as of December 31, 2012.

Effective January 1, 2012, the Company adopted SSAP No. 101 (Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10). The effect of the adoption of SSAP No. 101 on the Company's admitted assets, net income and surplus was not material. As a result of the adoption, during the first quarter of 2012, the Company reclassified $177 million between special surplus funds and unassigned surplus representing the additional admitted deferred tax asset that had been calculated under the provisions of SSAP No. 10R (Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10) and which is no longer required to be presented as special surplus funds.

3.  INVESTMENTS

For the years ended December 31,

COMPONENTS OF NET INVESTMENT INCOME

                                               2013             2012             2011
-------------------------------------------------------------------------------------------
Interest income from bonds and
 short-term investments                      $305,078,924     $575,468,717     $509,808,728
Interest income from contract loans             2,579,385       22,174,261       22,747,522
Interest income from mortgage loans on
 real estate                                   32,925,013       41,558,591       30,291,082
Interest and dividends from other
 investments                                   20,673,754       64,491,175       86,751,995
Gross investment income                       361,257,076      703,692,744      649,599,327
 Less: investment expenses                     14,116,962       15,715,708       12,581,944
                                          ---------------  ---------------  ---------------
                   NET INVESTMENT INCOME     $347,140,114     $687,977,036     $637,017,383
                                          ---------------  ---------------  ---------------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                               2013                 2012                 2011
-------------------------------------------------------------------------------------------------------
Gross unrealized capital gains               $276,044,680       $1,362,269,460       $1,023,591,266
Gross unrealized capital losses               (81,199,685)         (66,702,724)        (161,289,941)
Net unrealized capital gains                  194,844,995        1,295,566,736          862,301,325
Balance, beginning of year                  1,295,566,736          862,301,325          246,871,397
                                          ---------------      ---------------      ---------------
  CHANGE IN NET UNREALIZED CAPITAL GAINS
     ON BONDS AND SHORT-TERM INVESTMENTS  $(1,100,721,741)        $433,265,411         $615,429,928
                                          ---------------      ---------------      ---------------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON AND PREFERRED STOCKS

                                              2013              2012              2011
----------------------------------------------------------------------------------------------
Gross unrealized capital gains              $1,716,459          $720,924        $4,123,643
Gross unrealized capital losses            (13,368,710)     (209,618,658)     (174,273,946)
Net unrealized capital losses              (11,652,251)     (208,897,734)     (170,150,303)
Balance, beginning of year                (208,897,734)     (170,150,303)     (335,667,886)
                                          ------------      ------------      ------------
  CHANGE IN NET UNREALIZED CAPITAL GAINS
 (LOSSES) ON COMMON AND PREFERRED STOCKS  $197,245,483      $(38,747,431)     $165,517,583
                                          ------------      ------------      ------------

(D)  COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                               2013                2012               2011
---------------------------------------------------------------------------------------------------
Bonds and short-term investments             $659,992,430       $(22,131,292)       $56,145,379
Common stocks -- unaffiliated                    (582,355)         1,259,413            144,514
Common stocks -- affiliated                  (615,935,478)        36,605,566                 --
Preferred stocks -- unaffiliated                 (227,302)                --           (245,204)
Mortgage loans on real estate                   4,909,922           (126,000)                --
Derivatives                                (1,515,076,501)      (392,397,711)       (77,242,753)
Other invested assets                            (212,614)         8,941,445         12,472,692
Net realized capital losses                (1,467,131,898)      (367,848,579)        (8,725,372)
Capital gains tax (benefit) expense           (96,017,136)        26,183,099         10,257,387
Net realized capital losses, after tax     (1,371,114,762)      (394,031,678)       (18,982,759)
 Less: amounts transferred to IMR             430,558,728         44,533,696         22,055,099
                                          ---------------      -------------      -------------
  NET REALIZED CAPITAL LOSSES, AFTER TAX  $(1,801,673,490)     $(438,565,374)      $(41,037,858)
                                          ---------------      -------------      -------------

For the years ended December 31, 2013, 2012 and 2011, sales of unaffiliated bonds and short-term investments resulted in proceeds of $11,338,855,187, $6,348,001,597 and $6,028,566,737, gross realized capital gains of $812,904,415,
$122,902,196 and $103,207,903, and gross realized capital losses of $113,239,883, $47,294,722 and $46,490,884 respectively, before transfers to the
IMR.

For the years ended December 31, 2013, 2013 and 2012, sales of unaffiliated common and preferred stocks resulted in proceeds of $26,639,552, $68,765,398 and $875,698, gross realized capital gains of $434,253, $4,275,703 and $152,187, and gross realized capital losses of $671,111, $2,982,847 and $7,673, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of OTC, OTC-cleared, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the Department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

During 2013, the Company began clearing interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the table presented below. During the years 2013 and 2012, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. As of December 31, 2013 and 2012, the average fair value for derivatives held for other investment and/or risk management activities was $71,171,332 and $879,622,080, respectively. The Company did not have any unrealized gains or losses during 2013 and 2012 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

                                        AS OF DECEMBER 31, 2013                             AS OF DECEMBER 31, 2012
                             NOTIONAL              FAIR          CARRYING        NOTIONAL              FAIR           CARRYING
(AMOUNTS IN THOUSANDS)       VALUE                VALUE            VALUE         VALUE                VALUE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVE TYPE BY STRATEGY
Cash flow hedges
 Interest rate swaps             $100,000             $247            $ --           $100,000           $2,419             $ --
 Foreign currency swaps                --               --              --             20,082             (589)          (2,098)
 Japan 3Win related foreign
  currency                      1,331,602         (353,529)             --          1,553,624         (127,149)              --
Fair value hedges
 Interest rate swaps                   --               --              --             27,999              (50)              --
Replication transactions
 Credit default swaps             361,580            9,632           4,464            252,500            4,076            2,608
Other investment and/or
 Risk Management activities
 Interest rate caps                    --               --              --             54,077               --               --
 Credit default swaps              44,490             (690)           (690)           144,490           (1,060)          (1,060)
 Credit default swaps --
  offsetting                      451,464              (47)            (47)           519,972           (2,764)          (2,764)
 Foreign currency swaps            40,000           (3,576)         (3,576)            50,000           (9,072)          (9,072)
 U.S. GMWB hedging
  derivatives                  13,920,947           86,775          86,775         13,280,533          508,651          508,651
 Equity index options                  --               --              --             45,458            2,270            2,270
 Interest rate swaps                   --               --              --             20,000            4,034            4,034
 Interest rate swaps --
  offsetting                      260,010          (13,679)        (13,679)           260,010          (15,767)         (15,767)
 U.S. macro hedge program       9,934,025          139,322         139,322          7,442,223          285,785          285,785
 International program
  hedging instruments          16,188,869            8,030           8,030         22,450,857         (167,597)        (167,597)
                             ------------       ----------       ---------       ------------       ----------       ----------
                      TOTAL   $42,632,987        $(127,515)       $220,599        $46,221,825         $483,187         $604,990
                             ------------       ----------       ---------       ------------       ----------       ----------

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. There were gains and (losses) of $0, $4,520,509 and $0 in unrealized gains and losses related to cash flow hedges for the years ended December 31, 2013, 2012 and 2011, respectively, that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in euros and are swapped to minimize cash flow fluctuations due to changes in currency rates.

FOREIGN CURRENCY SWAPS: Japan 3Win foreign currency swaps are primarily used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments reinsured from a related party.

FAIR VALUE HEDGES

INTEREST RATE SWAPS: Interest rate swaps are used to hedge the changes in fair value of certain fixed rate maturity investments due to changes in LIBOR.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions by pairing with highly rated, fixed-income securities in order to reproduce the investment characteristics of otherwise permissible investments.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

                                                                        REALIZEDHGAINSR/E(LOSSES)          FOR THE YEAR ENDED
(AMOUNTS IN THOUSANDS)                  FOR THE YEAR ENDED                  DECEMBER 31, 2012               DECEMBER 31, 2011
BY STRATEGY                             DECEMBER 31, 2013
---------------------------------------------------------------------------------------------------------------------------------
Credit default swaps                                  $(911)                        $2,904                            $738
Credit default swaps -- offsetting                      676                         (1,314)                           (265)
Foreign currency swaps                                   72                         12,448                              --
U.S. GMWB hedging derivatives                      (321,745)                      (242,461)                       (162,431)
Equity index options                                    772                             48                             (66)
Interest rate swaps and futures                      (4,649)                         9,294                             112
Interest rate swaps -- offsetting                        --                           (596)                             --
U.S. macro hedge program                           (244,645)                       (92,869)                       (276,125)
International program hedging
 instruments                                       (875,484)                      (104,440)                        326,758
                                              -------------                    -----------                     -----------
                                 TOTAL          $(1,445,914)                     $(416,986)                      $(111,279)
                                              -------------                    -----------                     -----------

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

FOREIGN CURRENCY SWAPS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") HEDGING DERIVATIVES: The Company enters into interest rate, S&P 500 and NASDAQ index futures contracts and S&P 500 put and call options, as well as interest rate, S&P, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with a portion of the GMWB liabilities which are not reinsured. The Company has also entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders.

EQUITY INDEX OPTIONS: The Company enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

INTEREST RATE SWAPS: The Company enters into interest rate swaps to manage duration between assets and liabilities. In addition, the Company enters into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

U.S. MACRO HEDGE PROGRAM: The Company utilizes equity options and swaps to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations.

INTERNATIONAL PROGRAM HEDGING INSTRUMENTS: The Company utilizes equity futures, options and swaps, currency forwards and options to hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates, and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in Japan and reinsured by the Company. The Company also enters into foreign currency denominated interest rate swaps to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive a periodic payment based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31:

                            AS OF DECEMBER 31, 2013

                                            NOTIONAL       FAIR        CARRYING
(AMOUNTS IN THOUSANDS)                     AMOUNT (2)      VALUE        VALUE
-------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure             $170,000       $3,933       $2,120
Basket credit default swaps (4)
 Investment grade risk exposure              323,079        5,053        1,965
 Below investment grade                       27,960        2,611        2,345
 Investment grade risk exposure               69,112       (1,168)      (1,168)
Credit linked notes
 Investment grade risk exposure               50,000       48,005       49,940
                                            --------      -------      -------
                                 TOTAL      $640,151      $58,434      $55,202
                                            --------      -------      -------

                                                                     UNDERLYING REFERENCED
                                                                     CREDIT OBLIGATION(S)
                                                WEIGHTED
                                                AVERAGE
                                                YEARS TO                              AVERAGE
(AMOUNTS IN THOUSANDS)                          MATURITY           TYPE            CREDIT RATING (1)
--------------------------------------  ---------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                  3 years            Corporate              A+
                                                              Credit/ Foreign
                                                                         Gov.
Basket credit default swaps (4)
 Investment grade risk exposure                  4 years            Corporate             BBB+
                                                                       Credit
 Below investment grade                          5 years            Corporate             BB-
                                                                       Credit
 Investment grade risk exposure                  3 years          CMBS Credit             AA-
Credit linked notes
 Investment grade risk exposure                  3 years            Corporate             BBB+
                                                                       Credit
                                                --------      ---------------           --------
                                 TOTAL
                                                --------      ---------------           --------

                                        UNDERLYING REFERENCED
                                        CREDIT OBLIGATION(S)

                                                  OFFSETTING          OFFSETTING         OFFSETTING
                                        AVERAGE    NOTIONAL              FAIR             CARRYING
(AMOUNTS IN THOUSANDS)                CREDIT RATING (1)
--------------------------------------  ---------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                       $75,000            $(1,169)           $(1,169)

Basket credit default swaps (4)
 Investment grade risk exposure                        81,812               (844)              (844)

 Below investment grade                                    --                 --                 --

 Investment grade risk exposure                        69,112              1,168              1,168
Credit linked notes
 Investment grade risk exposure                            --                 --                 --

                                                 ------------          ---------          ---------
                                 TOTAL               $225,924              $(845)             $(845)
                                                 ------------          ---------          ---------

                            AS OF DECEMBER 31, 2012

                                            NOTIONAL       FAIR        CARRYING
(AMOUNTS IN THOUSANDS)                     AMOUNT (2)      VALUE        VALUE
-------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure             $340,953       $4,280       $2,796
 Below investment grade risk exposure         14,313         (188)        (188)
Basket credit default swaps (4)
 Investment grade risk exposure              190,059        1,104        1,119
 Investment grade risk exposure               70,000       (2,835)      (2,835)
Credit linked notes
 Investment grade risk exposure               50,000       45,040       49,920
                                            --------      -------      -------
                                 TOTAL      $665,325      $47,401      $50,812
                                            --------      -------      -------

                                                                     UNDERLYING REFERENCED
                                                                     CREDIT OBLIGATION(S)
                                                WEIGHTED
                                                AVERAGE
                                                YEARS TO                              AVERAGE
(AMOUNTS IN THOUSANDS)                          MATURITY           TYPE            CREDIT RATING (1)
--------------------------------------  ---------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                  4 years            Corporate              A+
                                                              Credit/ Foreign
                                                                         Gov.
                                                                    Corporate
 Below investment grade risk exposure              1year               Credit              B+
Basket credit default swaps (4)
                                                                    Corporate
 Investment grade risk exposure                  4 years               Credit             BBB+
 Investment grade risk exposure                  4 years          CMBS Credit              A+
Credit linked notes
                                                                    Corporate
 Investment grade risk exposure                  4 years               Credit             BBB-
                                                --------      ---------------           --------
                                 TOTAL
                                                --------      ---------------           --------

                                        UNDERLYING REFERENCED
                                        CREDIT OBLIGATION(S)

                                                  OFFSETTING          OFFSETTING         OFFSETTING
                                        AVERAGE    NOTIONAL              FAIR             CARRYING
(AMOUNTS IN THOUSANDS)                CREDIT RATING (1)
--------------------------------------  ---------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                       $94,053            $(2,340)           $(2,340)

 Below investment grade risk exposure                  14,313               (452)              (452)
Basket credit default swaps (4)

 Investment grade risk exposure                        78,276               (875)              (875)
 Investment grade risk exposure                        70,000              2,835              2,835
Credit linked notes

 Investment grade risk exposure                            --                 --                 --
                                                 ------------          ---------          ---------
                                 TOTAL               $256,642              $(832)             $(832)
                                                 ------------          ---------          ---------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and clearing house rules and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4)  Includes $420,151 and $260,059 as of December 31, 2013 and 2012,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A/A- or better which are monitored and evaluated by the Company's risk management team and reviewed by senior management. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the year ended December 31, 2012 the Company has recovered gains of $1,837,102 on derivative instruments from re-negotiating losses incurred in 2008 due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. For the years ended December 31, 2013, 2012, and 2011 the Company had no losses on derivative instruments due to counterparty nonperformance.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2013 and 2012, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly-owned subsidiaries, and a short-term investment pool greater than 10% of the Company's capital and surplus.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCK AND PREFERRED STOCKS

                                                                GROSS           GROSS              ESTIMATED
                                             STATEMENT        UNREALIZED     UNREALIZED               FAIR
                                               VALUE            GAINS          LOSSES                VALUE
----------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2013
U.S. government and government agencies
 and authorities:
 -- Guaranteed and sponsored --
  excluding asset-backed                      $401,758,359        $153,667    $(4,323,247)          $397,588,779
 -- Guaranteed and sponsored --
  asset-backed                               1,116,470,396      13,982,202    (10,019,809)         1,120,432,789
States, municipalities and political
 subdivisions                                   81,394,373       2,740,607     (6,665,246)            77,469,734
International governments                      377,036,628       1,988,220     (8,298,249)           370,726,599
All other corporate -- excluding
 asset-backed                                2,666,326,757     160,638,516    (32,290,065)         2,794,675,208
All other corporate -- asset-backed            923,926,265      27,853,249    (18,883,429)           932,896,085
Hybrid securities                               31,322,205       1,304,128       (719,640)            31,906,693
Short-term investments                         820,923,832              --             --            820,923,832
Affiliated bond                              1,009,312,392      67,384,091             --          1,076,696,483
                                          ----------------  --------------  -------------       ----------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS    $7,428,471,207    $276,044,680   $(81,199,685)        $7,623,316,202
                                          ----------------  --------------  -------------       ----------------

                                                             GROSS         GROSS             ESTIMATED
                                                          UNREALIZED    UNREALIZED              FAIR
                                               COST          GAINS        LOSSES               VALUE
---------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2013
Common stocks -- unaffiliated                $96,150,353   $1,716,459   $(12,490,473)         $85,376,339
Common stocks -- affiliated                   40,014,377           --       (778,892)          39,235,485
                                          --------------  -----------  -------------       --------------
                     TOTAL COMMON STOCKS    $136,164,730   $1,716,459   $(13,269,365)        $124,611,824
                                          --------------  -----------  -------------       --------------

                                                           GROSS              GROSS          ESTIMATED
                                           STATEMENT     UNREALIZED        UNREALIZED          FAIR
                                             VALUE         GAINS             LOSSES            VALUE
-------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2013
Preferred stocks -- unaffiliated           $2,807,203       $ --             $(99,345)       $2,707,858
                                          -----------       ----            ---------       -----------
                  TOTAL PREFERRED STOCKS   $2,807,203       $ --             $(99,345)       $2,707,858
                                          -----------       ----            ---------       -----------

                                                                  GROSS            GROSS               ESTIMATED
                                              STATEMENT         UNREALIZED      UNREALIZED               FAIR
                                                VALUE             GAINS           LOSSES                 VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2012
U.S. government and government agencies
 and authorities:
 -- Guaranteed and sponsored --
  excluding asset-backed                     $1,701,238,189      $113,882,510   $(11,282,937)         $1,803,837,762
 -- Guaranteed and sponsored --
  asset-backed                                2,269,303,170        65,613,690       (740,169)          2,334,176,691
States, municipalities and political
 subdivisions                                   541,077,559        83,135,680        (20,027)            624,193,212
International governments                       425,402,388        20,370,687         (9,328)            445,763,747
All other corporate -- excluding
 asset-backed                                 6,361,023,917       892,122,605     (2,845,895)          7,250,300,627
All other corporate -- asset-backed           1,258,505,776        85,716,013    (49,217,597)          1,295,004,192
Hybrid securities                                47,181,632         3,906,596     (2,586,771)             48,501,457
Short-term investments                        1,218,426,755                --             --           1,218,426,755
Affiliated bond                               1,156,374,471        97,521,679             --           1,253,896,150
                                          -----------------  ----------------  -------------       -----------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS    $14,978,533,857    $1,362,269,460   $(66,702,724)        $16,274,100,593
                                          -----------------  ----------------  -------------       -----------------

                                                                   GROSS               GROSS              ESTIMATED
                                                                 UNREALIZED         UNREALIZED               FAIR
                                                COST               GAINS              LOSSES                VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2012
Common stocks -- unaffiliated                 $102,656,234         $720,924           $(4,963,989)         $98,413,169
Common stocks -- affiliated                    931,351,749               --          (204,239,309)         727,112,440
                                          ----------------       ----------       ---------------       --------------
                     TOTAL COMMON STOCKS    $1,034,007,983         $720,924         $(209,203,298)        $825,525,609
                                          ----------------       ----------       ---------------       --------------

                                                              GROSS           GROSS             ESTIMATED
                                            STATEMENT       UNREALIZED      UNREALIZED            FAIR
                                              VALUE           GAINS           LOSSES              VALUE
-----------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2012
Preferred stocks -- unaffiliated             $8,266,540        $ --           $(415,361)         $7,851,179
                                          -------------        ----        ------------       -------------
                  TOTAL PREFERRED STOCKS     $8,266,540        $ --           $(415,361)         $7,851,179
                                          -------------        ----        ------------       -------------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2013 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities ("ABS"), including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                              STATEMENT           ESTIMATED
                                                VALUE             FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                       $1,175,914,202      $1,180,903,398
Due after one year through five years          2,431,718,926       2,512,433,469
Due after five years through ten years         2,463,337,703       2,567,369,198
Due after ten years                            1,357,500,376       1,362,610,137
                                          ------------------  ------------------
                                   TOTAL      $7,428,471,207      $7,623,316,202
                                          ------------------  ------------------

At December 31, 2013 and 2012, securities with a statement value of $3,992,556 and $3,951,872, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS ON REAL ESTATE

The maximum and minimum lending rates for the Company's new mortgage loans on real estate were 3.69% and 2.70% and 4.30% and 3.00% for loans during 2013 and 2012, respectively. During 2013 and 2012, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2013 and 2012, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 75% and 78%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2013 and 2012, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2013 and 2012, there were impaired loans with a related allowance for credit losses of $397,161 and $565,263 with interest income recognized during the period the loans were impaired of $1,597,863 and $5,330,564, respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company had no investments in restructured loans as of December 31, 2013 and 2012.

(J) REPURCHASE AGREEMENTS, DOLLAR ROLL AGREEMENTS AND COLLATERAL ARRANGEMENTS

The Company enters into repurchase agreements and dollar roll transactions to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

As part of the repurchase agreement and dollar roll transactions, the Company transfers U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains collateral in an amount equal to at least 95% of the fair value of the securities transferred. The agreements contain contractual provisions that require additional collateral to be transferred when necessary and provide the counterparty the right to see or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds. Repurchase agreements include master netting provisions that provide the counterparties the right to offset claims and apply securities held by them in respect of their obligations in the event of default. The Company accounts for the repurchase agreements and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreements and dollar roll transactions are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2013, the Company has no outstanding repurchase agreements or dollar roll transactions. As of December 31, 2012, the fair value of the securities transferred was $1,622,327,938, with a corresponding agreement to repurchase $1,614,859,275. As of December 31, 2012, the aggregate fair value of the securities acquired from the use of the collateral was $1,621,236,227.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2013 and 2012, securities pledged of $298,660,822 and $110,458,232, respectively, were included in bonds and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $173,710,141 and $146,653,733, respectively, as of December 31, 2013 and 2012, included in other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2013 and 2012, the Company accepted cash collateral associated with derivative instruments with a statement value of $132,335,000 and $483,734,283, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in collateral on derivatives. The Company also accepted securities collateral as of December 31, 2013 and 2012 of $64,815,986 and $161,738,539, respectively, which the Company has the ability to sell or repledge. As of December 31, 2013 and 2012, the statement value of repledged securities totaled $0, and the Company did not sell any securities. In addition, as of December 31, 2013 and 2012, noncash collateral accepted was held in separate custodial accounts and was not included in the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus.

(K) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's OTTI policy, see Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2013 and 2012.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2013:

                                                         LESS THAN 12 MONTHS
                                         AMORTIZED            FAIR              UNREALIZED
(AMOUNTS IN THOUSANDS)                      COST             VALUE                LOSSES
----------------------------------------------------------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored                 $387,807          $383,781             $(4,026)
  -- guaranteed & sponsored
  -- asset-backed                            673,603           663,593             (10,010)
States, municipalities & political
 subdivisions                                 57,344            50,967              (6,377)
International governments                    104,339            96,061              (8,278)
All other corporate including
 international                               603,716           573,068             (30,648)
All other corporate -- asset-backed           64,690            62,589              (2,101)
Hybrid securities                                 --                --                  --
                                        ------------      ------------          ----------
                TOTAL FIXED MATURITIES     1,891,499         1,830,059             (61,440)
Common stock -- unaffiliated                  25,017            23,400              (1,617)
Common stock -- affiliated                        --                --                  --
Preferred stock -- unaffiliated                   --                --                  --
                                        ------------      ------------          ----------
                          TOTAL STOCKS        25,017            23,400              (1,617)
                                        ------------      ------------          ----------
                      TOTAL SECURITIES   $ 1,916,516       $ 1,853,459           $ (63,057)
                                        ------------      ------------          ----------

                                                            12 MONTHS OR MORE
                                            AMORTIZED              FAIR             UNREALIZED
(AMOUNTS IN THOUSANDS)                         COST               VALUE               LOSSES
--------------------------------------  ----------------------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored                     $3,433              $3,136               $(297)
  -- guaranteed & sponsored
  -- asset-backed                                  168                 158                 (10)
States, municipalities & political
 subdivisions                                    1,044                 756                (288)
International governments                          331                 311                 (20)
All other corporate including
 international                                  52,287              50,645              (1,642)
All other corporate -- asset-backed            420,363             403,580             (16,783)
Hybrid securities                                9,000               8,280                (720)
                                            ----------          ----------          ----------
                TOTAL FIXED MATURITIES         486,626             466,866             (19,760)
Common stock -- unaffiliated                    63,388              52,514             (10,874)
Common stock -- affiliated                      40,014              39,235                (779)
Preferred stock -- unaffiliated                  2,807               2,708                 (99)
                                            ----------          ----------          ----------
                          TOTAL STOCKS         106,209              94,457             (11,752)
                                            ----------          ----------          ----------
                      TOTAL SECURITIES       $ 592,835           $ 561,323           $ (31,512)
                                            ----------          ----------          ----------

                                                               TOTAL
                                         AMORTIZED          FAIR              UNREALIZED
(AMOUNTS IN THOUSANDS)                     COST             VALUE               LOSSES
--------------------------------------  ----------------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored                $391,240         $386,917             $(4,323)
  -- guaranteed & sponsored
  -- asset-backed                           673,771          663,751             (10,020)
States, municipalities & political
 subdivisions                                58,388           51,723              (6,665)
International governments                   104,670           96,372              (8,298)
All other corporate including
 international                              656,003          623,713             (32,290)
All other corporate -- asset-backed         485,053          466,169             (18,884)
Hybrid securities                             9,000            8,280                (720)
                                        -----------      -----------          ----------
                TOTAL FIXED MATURITIES    2,378,125        2,296,925             (81,200)
Common stock -- unaffiliated                 88,405           75,914             (12,491)
Common stock -- affiliated                   40,014           39,235                (779)
Preferred stock -- unaffiliated               2,807            2,708                 (99)
                                        -----------      -----------          ----------
                          TOTAL STOCKS      131,226          117,857             (13,369)
                                        -----------      -----------          ----------
                      TOTAL SECURITIES  $ 2,509,351      $ 2,414,782           $ (94,569)
                                        -----------      -----------          ----------

The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain nonadmitted items and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment. The following discussion refers to the data presented in the table above, excluding affiliated common stock.

As of December 31, 2013, fixed maturities, comprised of approximately 590 securities, accounted for approximately 87% of the Company's total unrealized loss amount. The securities were primarily related to corporate securities, U.S. government and government agency securities, and foreign government and government agency securities, which are depressed due to an increase in interest rates since the securities were purchased and/or declines in the value of the currency in which the assets are denominated. As of December 31, 2013, 98% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in unrealized losses during 2013 was primarily attributable to an increase in interest rates, partially offset by tighter credit spreads.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate. Although credit spreads have tightened during 2013, current market spreads continue to be wider than spreads at the securities' respective purchase dates for structured securities with exposure to commercial and residential real estate largely due to the continued market and economic uncertainties surrounding the performance of certain structures or vintages. The Company does not have an intention to sell the securities outlined above and has the intent to hold these securities until they recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2013.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2012:

                                                    LESS THAN 12 MONTHS
                                     AMORTIZED              FAIR            UNREALIZED
(AMOUNTS IN THOUSANDS)                  COST               VALUE              LOSSES
------------------------------------------------------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored           $223,652            $212,369            $(11,283)
  -- guaranteed & sponsored
  -- asset-backed                      249,828             249,091               (737)
States, municipalities &
 political subdivisions                  1,055               1,035                (20)
International governments                  528                 518                (10)
All other corporate including
 international                         287,700             285,851             (1,849)
All other corporate --
 asset-backed                           51,133              45,653             (5,480)
Hybrid securities                           --                  --                 --
                                      --------            --------            -------
         TOTAL FIXED MATURITIES        813,896             794,517            (19,379)
Common stock -- unaffiliated            60,000              56,280             (3,720)
Common stock -- affiliated                  --                  --                 --
Preferred stock -- unaffiliated             --                  --                 --
                                      --------            --------            -------
                   TOTAL STOCKS         60,000              56,280             (3,720)
                                      --------            --------            -------
               TOTAL SECURITIES       $873,896            $850,797            $(23,099)
                                      --------            --------            -------

                                             12 MONTHS OR MORE
                                 AMORTIZED         FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)             COST            VALUE           LOSSES
-------------------------------  -----------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored           $ --            $ --            $ --
  -- guaranteed & sponsored
  -- asset-backed                       78              75              (3)
States, municipalities &
 political subdivisions                 --              --              --
International governments               --              --              --
All other corporate including
 international                      47,003          46,006            (997)
All other corporate --
 asset-backed                      499,760         456,023         (43,737)
Hybrid securities                   26,057          23,470          (2,587)
                                 ---------       ---------        --------
         TOTAL FIXED MATURITIES    572,898         525,574         (47,324)
Common stock -- unaffiliated        11,397          10,153          (1,244)
Common stock -- affiliated         931,352         727,113        (204,239)
Preferred stock -- unaffiliated      8,044           7,629            (415)
                                 ---------       ---------        --------
                   TOTAL STOCKS    950,793         744,895        (205,898)
                                 ---------       ---------        --------
               TOTAL SECURITIES  $1,523,691      $1,270,469      $(253,222)
                                 ---------       ---------        --------

                                                   TOTAL
                                 AMORTIZED         FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)             COST            VALUE           LOSSES
-------------------------------  -----------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored       $223,652        $212,369        $(11,283)
  -- guaranteed & sponsored
  -- asset-backed                  249,906         249,166            (740)
States, municipalities &
 political subdivisions              1,055           1,035             (20)
International governments              528             518             (10)
All other corporate including
 international                     334,703         331,857          (2,846)
All other corporate --
 asset-backed                      550,893         501,676         (49,217)
Hybrid securities                   26,057          23,470          (2,587)
                                 ---------       ---------        --------
         TOTAL FIXED MATURITIES  1,386,794       1,320,091         (66,703)
Common stock -- unaffiliated        71,397          66,433          (4,964)
Common stock -- affiliated         931,352         727,113        (204,239)
Preferred stock -- unaffiliated      8,044           7,629            (415)
                                 ---------       ---------        --------
                   TOTAL STOCKS  1,010,793         801,175        (209,618)
                                 ---------       ---------        --------
               TOTAL SECURITIES  $2,397,587      $2,121,266      $(276,321)
                                 ---------       ---------        --------

The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain nonadmitted items and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment. The following discussion refers to the data presented in the table above, excluding affiliated common stock.

As of December 31, 2012, fixed maturities, comprised of approximately 175 securities, accounted for approximately 93% of the Company's total unrealized loss amount. The securities were primarily related to collateralized mortgage-backed securities ("CMBS"), collateralized debt obligation ("CDO"), and U.S. government securities which have experienced price deterioration. As of December 31, 2012, 84% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2012 was primarily attributable to credit spread tightening and a decline in interest rates. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2012.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2012.

(L) LOAN-BACKED AND STRUCTURED SECURITIES OTTIS

For the year ended December 31, 2013, the Company recognized losses for OTTIs on loan-backed and structured securities of $4,671,769 due to the intent to sell impaired securities. These securities had an amortized cost prior to recognition of the OTTI and a fair value of $23,482,324 and $18,810,555, respectively. No OTTI was recognized due to an inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

The following table summarizes OTTI recognized during 2013 for loan-backed securities held as of December 31, 2013 recorded because the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities:

                                         2
                                      BOOK/ADJ
                                      CARRYING
                                       VALUE                     3
                                     AMORTIZED             PRESENT VALUE
                                    COST BEFORE                  OF
              1                    CURRENT PERIOD            PROJECTED
            CUSIP                       OTTI                 CASH FLOWS
-----------------------------------------------------------------------------
07383F           MR         6             $6,832                  $5,067
173067           AJ         8            136,182                 100,581
52108H           MN         1            178,850                 178,356
07383F           MR         6              4,767                   2,164
52108H           MN         1            171,360                 155,854
61746W           HJ         2             95,552                  92,694
07383F           MR         6              2,096                     543
36158Y           HD         4            293,921                 228,891
46625M           PS         2            189,628                  81,262
52108H           MN         1            150,288                 121,794
83611M           PH         5          2,290,546               2,183,158
46625M           MY         2            441,874                 294,579
46625M           PS         2             71,683                  60,949
52108H           MN         1            116,825                 104,638
55312Y           BD         3          1,079,116               1,051,483
61746W           HJ         2             74,906                  53,186
929766           CZ         4            112,306                  17,401
                                                                   TOTAL


                                                                             7
                                                                          DATE OF
                                       5                  6              FINANCIAL
                    4              AMORTIZED             FAIR            STATEMENT
                RECOGNIZED         COST AFTER          VALUE AT            WHERE
                   OTTI               OTTI           TIME OF OTTI         REPORTED
--------  --------------------------------------------------------------------------
07383F               $1,765             $5,067                $18          3/31/2013
173067               35,601            100,581            305,819          3/31/2013
52108H                  494            178,356              6,592          3/31/2013
07383F                2,603              2,164                  2          6/30/2013
52108H               15,506            155,854              2,723          6/30/2013
61746W                2,858             92,694             81,400          6/30/2013
07383F                1,553                543                  1          9/30/2013
36158Y               65,030            228,891            386,504          9/30/2013
46625M              108,366             81,262             46,366          9/30/2013
52108H               28,494            121,794              2,576          9/30/2013
83611M              107,388          2,183,158          1,911,903          9/30/2013
46625M              147,295            294,579            339,669         12/31/2013
46625M               10,734             60,949             39,698         12/31/2013
52108H               12,187            104,638             39,986         12/31/2013
55312Y               27,633          1,051,483          1,412,438         12/31/2013
61746W               21,720             53,186             67,225         12/31/2013
929766               94,905             17,401                228         12/31/2013
               ------------       ------------       ------------       ------------
                   $684,132
               ------------       ------------       ------------       ------------

4. FAIR VALUE MEASUREMENTS

Certain of the following financial instruments are carried at fair value in the Company's Financial Statements: bonds and stocks, derivatives, and Separate Account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels (Level 1, 2 or 3):

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include open-ended mutual funds reported in General and Separate Account invested assets.
Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most bonds and preferred stocks, including those reported in Separate Account assets, are model priced by vendors using observable inputs and are classified within Level 2.
Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, and complex derivative securities. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the period ended December 31, 2013. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or are within illiquid markets.

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following tables present assets and (liabilities) carried at fair value by hierarchy level as of:

                                                                       DECEMBER 31, 2013
                                     QUOTED PRICES IN           SIGNIFICANT              SIGNIFICANT
                                    ACTIVE MARKETS FOR           OBSERVABLE             UNOBSERVABLE
                                     IDENTICAL ASSETS              INPUTS                  INPUTS
(AMOUNTS IN THOUSANDS)                   (LEVEL 1)               (LEVEL 2)                (LEVEL 3)               TOTAL
---------------------------------------------------------------------------------------------------------------------------------
a. Assets accounted for at fair
 value
All other corporate --
 asset-backed                                  $ --                    $ --                      $62                     $62
Common stocks                                85,039                      --                      337                  85,376
                                        -----------              ----------              -----------          --------------
            TOTAL BONDS AND STOCKS           85,039                      --                      399                  85,438
Derivative assets
 Credit derivatives                              --                   6,738                    1,168                   7,906
 Interest rate derivatives                       --                  11,386                       --                  11,386
 GMWB hedging instruments                        --                 108,032                  187,795                 295,827
 U.S. macro hedge program                        --                      --                  177,969                 177,969
 International program hedging
  instruments                                    --                 240,781                       --                 240,781
                                        -----------              ----------              -----------          --------------
           TOTAL DERIVATIVE ASSETS               --                 366,937                  366,932                 733,869
Separate Account assets (1)              44,195,129                      --                       --              44,195,129
                                        -----------              ----------              -----------          --------------
TOTAL ASSETS ACCOUNTED FOR AT FAIR
                             VALUE      $44,280,168                $366,937                 $367,331             $45,014,436
                                        -----------              ----------              -----------          --------------
b. Liabilities accounted for at
 fair value
Derivative liabilities
 Credit derivatives                            $ --                 $(3,011)                 $(1,168)                $(4,179)
 Foreign exchange derivatives                    --                  (3,576)                      --                  (3,576)
 Interest rate derivatives                       --                 (25,065)                      --                 (25,065)
 GMWB hedging instruments                        --                (125,985)                 (83,066)               (209,051)
 U.S. macro hedge program                        --                      --                  (38,647)                (38,647)
 International program hedging
  instruments                                    --                (215,286)                 (17,464)               (232,750)
                                        -----------              ----------              -----------          --------------
TOTAL LIABILITIES ACCOUNTED FOR AT
                        FAIR VALUE             $ --               $(372,923)               $(140,345)              $(513,268)
                                        -----------              ----------              -----------          --------------

(1) Excludes approximately $21.1 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

                                                                       DECEMBER 31, 2012
                                     QUOTED PRICES IN
                                      ACTIVE MARKETS             SIGNIFICANT              SIGNIFICANT
                                      FOR IDENTICAL               OBSERVABLE             UNOBSERVABLE
                                          ASSETS                    INPUTS                  INPUTS
(AMOUNTS IN THOUSANDS)                  (LEVEL 1)                 (LEVEL 2)                (LEVEL 3)               TOTAL
---------------------------------------------------------------------------------------------------------------------------------
a. Assets accounted for at fair
 value
 All other corporate --
  asset-backed                                  $ --                     $12                   $2,418                  $2,430
 Common stocks                                98,409                      --                        4                  98,413
                                      --------------              ----------              -----------          --------------
          TOTAL BONDS AND STOCKS              98,409                      12                    2,422                 100,843
 Derivative assets
  Credit derivatives                              --                  (2,669)                   1,519                  (1,150)
  Equity derivatives                              --                      --                    1,800                   1,800
  Foreign exchange derivatives                    --                 (11,171)                      --                 (11,171)
  Interest rate derivatives                       --                  26,228                       --                  26,228
  GMWB hedging instruments                        --                  98,244                  341,565                 439,809
  U.S. macro hedge program                        --                      --                  333,449                 333,449
  International program hedging
   instruments                                    --                 (75,753)                 (39,973)               (115,726)
                                      --------------              ----------              -----------          --------------
         TOTAL DERIVATIVE ASSETS                  --                  34,879                  638,360                 673,239
 Separate Account assets (1)              45,821,181                      --                       --              45,821,181
                                      --------------              ----------              -----------          --------------
   TOTAL ASSETS ACCOUNTED FOR AT
                      FAIR VALUE         $45,919,590                 $34,891                 $640,782             $46,595,263
                                      --------------              ----------              -----------          --------------
b. Liabilities accounted for at
 fair value
 Derivative liabilities
  Credit derivatives                            $ --                  $1,452                  $(1,519)                   $(67)
  Equity derivatives                              --                      --                      470                     470
  Interest rate derivatives                       --                 (37,960)                      --                 (37,960)
  GMWB hedging instruments                        --                     891                   67,951                  68,842
  U.S. macro hedge program                        --                      --                  (47,664)                (47,664)
  International program hedging
   instruments                                    --                 (31,419)                 (20,452)                (51,871)
                                      --------------              ----------              -----------          --------------
 TOTAL LIABILITIES ACCOUNTED FOR
                   AT FAIR VALUE                $ --                $(67,036)                 $(1,214)               $(68,250)
                                      --------------              ----------              -----------          --------------

(1) Excludes approximately $30.7 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair values. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups, a Securities Fair Value Working Group ("Securities Working Group") and a Derivatives Fair Value Working Group ("Derivatives Working Group"), which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

The Company also has an enterprise-wide Operational Risk Management function, led by the Chief Operational Risk Officer, which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company's operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs; as well as an analysis of significant changes to current models.

BONDS AND STOCKS

The fair values of bonds and stocks in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. If none of these pricing sources are available, the Company will estimate fair value utilizing an internal pricing model. Typical inputs used by these pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bid offers, and/or estimated cash flows, prepayment speeds and default rates. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and Residential Mortgage-Backed Securities ("RMBS") are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Securities Working Group performs ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that have not changed and missing prices. There is also a second source validation on most sectors, where available, for a review of any outlying prices. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared transactions, or independent broker quotations. As of December 31, 2013 and 2012, 98% and 99%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations.

The Derivatives Working Group performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for any existing deals with a market value greater than $10,000,000 and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair values of its bonds and stocks using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing matrices: reported trades, benchmark yields, bids and/or estimated cash flows. Inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements are listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include most bonds and preferred stocks.

         ABS, CDOs, CMBS and RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and for ABS and RMBS, estimated prepayment rates.

         Credit derivatives -- Primary inputs include the swap yield curve and credit default swap curves.

         Foreign exchange derivatives -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

         Interest rate derivatives -- Primary input is the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below- prime loans. Securities included in level 3 are primarily value based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

         Credit derivatives -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

         Equity derivatives -- Significant unobservable inputs may include equity volatility.

         Interest rate contracts -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SEPARATE ACCOUNT ASSETS

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks held in the General Account of the Company.

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUES

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

                                                   DECEMBER 31, 2013
                                        PREDOMINANT         SIGNIFICANT
                                         VALUATION          UNOBSERVABLE
(AMOUNTS IN THOUSANDS)  FAIR VALUE        METHOD               INPUT             MINIMUM (1)
------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS
                                                         Spread
                                                         (encompasses
                                                         prepayment,
                                        Discounted       default risk and
CMBS                        $62         cash flows       loss severity)             150bps

                                         DECEMBER 31, 2013
                                                              IMPACT OF
                                          WEIGHTED        INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)  MAXIMUM (1)      AVERAGE (2)      ON FAIR VALUE (3)
----------------------  ---------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS

CMBS                       350bps           279bps        Decrease

(1)  Basis points (bps).

(2) The weighted average is determined based on the fair value of the securities.

(3) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

                                                DECEMBER 31, 2013
                                                PREDOMINANT                SIGNIFICANT
                                                 VALUATION                UNOBSERVABLE
(AMOUNTS IN THOUSANDS)   FAIR VALUE                METHOD                     INPUT
-----------------------------------------------------------------------------------------
FREE STANDING
DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options              $53,998                 Option model       Equity volatility
 Customized swaps             50,731        Discounted cash flows       Equity volatility
U.S. Macro hedge
program
 Equity options              139,322                 Option model       Equity volatility

                                             DECEMBER 31, 2013
                                                                      IMPACT OF
                                                                  INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)         MINIMUM           MAXIMUM          ON FAIR VALUE (1)
----------------------  -----------------------------------------------------------
FREE STANDING
DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options                       21%                29%              Increase
 Customized swaps                     10%                10%              Increase
U.S. Macro hedge
program
 Equity options                       24%                36%              Increase

(1) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

                                                         DECEMBER 31, 2012
                                           PREDOMINANT             SIGNIFICANT
                                            VALUATION              UNOBSERVABLE
(AMOUNTS IN THOUSANDS)  FAIR VALUE           METHOD                   INPUT                MINIMUM (1)
------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS
                                                               Spread (encompasses
                                                               prepayment, default
                                         Discounted cash       risk and loss
CMBS                        $1,918       flows                 severity)                       1,267bps
                                         Discounted cash
RMBS                           500       flows                 Spread                            568bps
                                                               Constant prepayment
                                                               rate                                  2%
                                                               Constant default
                                                               rate                                 10%
                                                               Loss severity                        95%

                                           DECEMBER 31, 2012
                                                                   IMPACT OF
                                              WEIGHTED         INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)   MAXIMUM (1)        AVERAGE (2)        ON FAIR VALUE (3)
----------------------  --------------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS

CMBS                         1,267bps           1,267bps       Decrease

RMBS                           642bps             616bps       Decrease

                                   2%                 2%       Decrease

                                  24%                19%       Decrease
                                 100%                97%       Decrease

(1)  Basis points (bps).

(2) The weighted average is determined based on the fair value of the securities.

(3) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

                                                   DECEMBER 31, 2012
                                                 PREDOMINANT                SIGNIFICANT
                                                  VALUATION                UNOBSERVABLE
(AMOUNTS IN THOUSANDS)   FAIR VALUE                METHOD                      INPUT
-----------------------------------------------------------------------------------------------
FREE STANDING
DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options             $276,922       Option model                  Equity volatility
 Customized swaps            132,594       Discounted cash flows         Equity volatility
U.S. Macro hedge
 program Equity
 options                     285,785       Option model                  Equity volatility
International program
 hedging Equity
 options                    (60,425)       Option model                  Equity volatility

                                          DECEMBER 31, 2012
                                                                 IMPACT OF
                                                             INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)    MINIMUM           MAXIMUM          ON FAIR VALUE (1)
----------------------  ------------------------------------------------------
FREE STANDING
DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options                 10%                31%       Increase
 Customized swaps               10%                10%       Increase
U.S. Macro hedge
 program Equity
 options                        24%                43%       Increase
International program
 hedging Equity
 options                        26%                28%       Increase

(1) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, corporate, fixed maturities, fair value option ("FVO") and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the years ended December 31, 2013 and 2012, no significant adjustments were made by the Company to broker prices received.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2013 and 2012:

                                     FAIR VALUE         TRANSFERS        TRANSFERS
                                        AS OF              INTO           OUT OF
(AMOUNTS IN THOUSANDS)              JAN. 1, 2013       LEVEL 3 (2)      LEVEL 3 (2)
-------------------------------------------------------------------------------------
Assets
All other corporate -- asset-
 backed                                  $2,418             $36            $(439)
Common stocks                                 4              --               --
                                      ---------            ----            -----
         TOTAL BONDS AND STOCKS          $2,422             $36            $(439)
                                      ---------            ----            -----
Derivatives
 Credit derivatives                        $ --            $ --             $ --
 Equity derivatives                       2,270              --               --
 GMWB hedging instruments               409,516              --               --
 U.S. macro hedge program               285,785              --               --
 International program hedging          (60,424)             --               --
                                      ---------            ----            -----
          TOTAL DERIVATIVES (3)        $637,147            $ --             $ --
                                      ---------            ----            -----

                                          TOTAL
                                   REALIZED/UNREALIZED
                                      GAINS (LOSSES)
                                       INCLUDED IN:
                                    NET                       PURCHASES/           SALES/
(AMOUNTS IN THOUSANDS)           INCOME (1)       SURPLUS      INCREASES          DECREASES
-------------------------------  --------------------------------------------------------------
Assets
All other corporate -- asset-
 backed                            $(1,354)       $1,514           $ --            $(1,947)
Common stocks                         (573)          112            794                 --
                                 ---------        ------        -------            -------
         TOTAL BONDS AND STOCKS    $(1,927)       $1,626           $794            $(1,947)
                                 ---------        ------        -------            -------
Derivatives
 Credit derivatives                    $30          $ --           $ --               $ --
 Equity derivatives                    493            --             --                 --
 GMWB hedging instruments         (307,967)           --             --                 --
 U.S. macro hedge program         (192,164)           --         45,701                 --
 International program hedging      (8,139)           --             --                 --
                                 ---------        ------        -------            -------
          TOTAL DERIVATIVES (3)  $(507,747)         $ --        $45,701               $ --
                                 ---------        ------        -------            -------


                                                        FAIR VALUE
                                                           AS OF
(AMOUNTS IN THOUSANDS)              SETTLEMENTS        DEC. 31, 2013
-------------------------------  --------------------------------------
Assets
All other corporate -- asset-
 backed                                 $(166)                 $62
Common stocks                              --                  337
                                      -------            ---------
         TOTAL BONDS AND STOCKS         $(166)                $399
                                      -------            ---------
Derivatives
 Credit derivatives                      $(30)                $ --
 Equity derivatives                    (2,763)                  --
 GMWB hedging instruments               3,180              104,729
 U.S. macro hedge program                  --              139,322
 International program hedging         51,099              (17,464)
                                      -------            ---------
          TOTAL DERIVATIVES (3)       $51,486             $226,587
                                      -------            ---------

(1) All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.


                                  FAIR VALUE           TRANSFERS         TRANSFERS
                                    AS OF                INTO             OUT OF
(AMOUNTS IN THOUSANDS)           JAN. 1, 2012         LEVEL 3 (2)       LEVEL 3 (2)
--------------------------------------------------------------------------------------
Assets
All other corporate                     $ --              $ --               $ --
All other corporate -- asset-
 backed                                2,468               355               (581)
Common stocks                              4                --                 --
                                 -----------             -----            -------
         TOTAL BONDS AND STOCKS       $2,472              $355              $(581)
                                 -----------             -----            -------
Derivatives
 Credit derivatives                    $(512)             $ --               $(20)
 Equity derivatives                      569                --                 --
 Interest rate derivatives                 5                --                 --
 GMWB hedging instruments            686,072                --             21,718
 U.S. macro hedge program            356,561                --                 --
 International program hedging       (20,152)               --              7,755
                                 -----------             -----            -------
          TOTAL DERIVATIVES (3)   $1,022,543              $ --            $29,453
                                 -----------             -----            -------

                                              TOTAL
                                       REALIZED/UNREALIZED
                                          GAINS (LOSSES)
                                           INCLUDED IN:
                                    NET
(AMOUNTS IN THOUSANDS)           INCOME (1)           SURPLUS      PURCHASES       SALES
-------------------------------  ------------------------------------------------------------
Assets
All other corporate                   $ --              $ --            $ --        $ --
All other corporate -- asset-
 backed                                 95               256              --        (134)
Common stocks                           --                --              --          --
                                 ---------             -----       ---------       -----
         TOTAL BONDS AND STOCKS       $ 95              $256            $ --       $(134)
                                 ---------             -----       ---------       -----
Derivatives
 Credit derivatives                 $1,881              $ --            $ --        $ --
 Equity derivatives                    120                --           2,042          --
 Interest rate derivatives              (5)               --              --          --
 GMWB hedging instruments         (341,264)               --          55,490          --
 U.S. macro hedge program         (322,425)               --         251,649          --
 International program hedging     (89,472)               --         (33,801)         --
                                 ---------             -----       ---------       -----
          TOTAL DERIVATIVES (3)  $(751,165)             $ --        $275,380        $ --
                                 ---------             -----       ---------       -----


                                                         FAIR VALUE
                                                            AS OF
(AMOUNTS IN THOUSANDS)              SETTLEMENTS         DEC. 31, 2012
-------------------------------  ---------------------------------------
Assets
All other corporate                       $ --                 $ --
All other corporate -- asset-
 backed                                    (41)               2,418
Common stocks                               --                    4
                                      --------            ---------
         TOTAL BONDS AND STOCKS           $(41)              $2,422
                                      --------            ---------
Derivatives
 Credit derivatives                    $(1,349)                $ --
 Equity derivatives                       (461)               2,270
 Interest rate derivatives                  --                   --
 GMWB hedging instruments              (12,500)             409,516
 U.S. macro hedge program                   --              285,785
 International program hedging          75,246              (60,424)
                                      --------            ---------
          TOTAL DERIVATIVES (3)        $60,936             $637,147
                                      --------            ---------

A. All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

B. Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost or market requirement.

C. Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

FAIR VALUES FOR ALL FINANCIAL INSTRUMENTS BY LEVELS 1, 2 AND 3

The tables below reflect the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and ventures). The fair values are also categorized into the three-level fair value hierarchy.

                                                                     DECEMBER 31, 2013
                                            AGGREGATE FAIR
(AMOUNTS IN THOUSANDS)                          VALUE                    ADMITTED VALUE            (LEVEL 1)
-------------------------------------------------------------------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                                 $6,321,620                   $6,194,159                $388,731
 Bonds and short-term investments --
  affiliated                                    1,301,696                    1,234,312                      --
 Preferred stocks -- unaffiliated                   2,708                        2,807                      --
 Common stocks -- unaffiliated                     85,376                       85,376                  85,039
 Mortgage loans on real estate                    752,088                      748,645                      --
 Derivative related assets                        385,557                      733,869                      --
 Contract loans                                   119,039                      113,618                      --
 Surplus debentures                                13,249                       13,021                      --
 Low-income housing tax credits                     1,124                        1,124                      --
 Separate Account assets (1)                   44,195,129                   44,195,129              44,195,129
                                             ------------                 ------------            ------------
                          TOTAL ASSETS        $53,177,586                  $53,322,060             $44,668,899
                                             ------------                 ------------            ------------
Liabilities
 Liability for deposit-type contracts         $(1,359,150)                 $(1,359,150)                   $ --
 Derivative related liabilities                  (513,071)                    (513,268)                     --
 Separate Account liabilities                 (44,195,129)                 (44,195,129)            (44,195,129)
                                             ------------                 ------------            ------------
                     TOTAL LIABILITIES       $(46,067,350)                $(46,067,547)           $(44,195,129)
                                             ------------                 ------------            ------------

                                                         DECEMBER 31, 2013
                                                                            NOT PRACTICABLE
(AMOUNTS IN THOUSANDS)                  (LEVEL 2)         (LEVEL 3)        (CARRYING VALUE)
--------------------------------------  ----------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --                                                $
  unaffiliated                          $5,554,152          $378,737               --
 Bonds and short-term investments --
  affiliated                                    --         1,301,696               --
 Preferred stocks -- unaffiliated            2,708                --               --
 Common stocks -- unaffiliated                  --               337               --
 Mortgage loans on real estate                  --           752,088               --
 Derivative related assets                  18,625           366,932               --
 Contract loans                                 --           119,039               --
 Surplus debentures                         13,249                --               --
 Low-income housing tax credits                 --             1,124               --
 Separate Account assets (1)                    --                --               --
                                        ----------       -----------              ---
                                                                                    $
                          TOTAL ASSETS  $5,588,734        $2,919,953               --
                                        ----------       -----------              ---
Liabilities
                                                                                    $
 Liability for deposit-type contracts         $ --       $(1,359,150)              --
 Derivative related liabilities           (372,726)         (140,345)              --
 Separate Account liabilities                   --                --               --
                                        ----------       -----------              ---
                                                                                    $
                     TOTAL LIABILITIES   $(372,726)      $(1,499,495)              --
                                        ----------       -----------              ---

(1) Excludes approximately $21.1 million, at December 31, 2013, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

                                                                     DECEMBER 31, 2012
                                            AGGREGATE FAIR
(AMOUNTS IN THOUSANDS)                          VALUE                    ADMITTED VALUE            (LEVEL 1)
-------------------------------------------------------------------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                                $15,020,205                  $13,822,160                $160,139
 Bonds -- affiliated                            1,253,896                    1,156,374                      --
 Preferred stocks -- unaffiliated                   7,851                        8,267                      --
 Common stocks -- unaffiliated                     98,413                       98,413                  98,409
 Mortgage loans on real estate                    931,986                      907,376                      --
 Derivative related assets                        551,444                      673,240                      --
 Contract loans                                   443,179                      375,219                      --
 Surplus debentures                                18,221                       15,708                      --
 Separate Account assets (1)                   45,821,181                   45,821,181              45,821,181
                                             ------------                 ------------            ------------
                          TOTAL ASSETS        $64,146,376                  $62,877,938             $46,079,729
                                             ------------                 ------------            ------------
Liabilities
 Liability for deposit-type contracts         $(1,543,283)                 $(1,543,283)                   $ --
 Derivative related liabilities                   (68,256)                     (68,250)                     --
 Separate Account liabilities                 (45,821,181)                 (45,821,181)            (45,821,181)
                                             ------------                 ------------            ------------
                     TOTAL LIABILITIES       $(47,432,720)                $(47,432,714)           $(45,821,181)
                                             ------------                 ------------            ------------

                                                          DECEMBER 31, 2012
                                                                             NOT PRACTICABLE
(AMOUNTS IN THOUSANDS)                   (LEVEL 2)         (LEVEL 3)        (CARRYING VALUE)
--------------------------------------  -----------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --                                                 $
  unaffiliated                          $14,478,232          $381,834               --
 Bonds -- affiliated                             --         1,253,896               --
 Preferred stocks -- unaffiliated             7,629               222               --
 Common stocks -- unaffiliated                   --                 4               --
 Mortgage loans on real estate                   --           931,986               --
 Derivative related assets                  (86,916)          638,360               --
 Contract loans                                  --           443,179               --
 Surplus debentures                          18,221                --               --
 Separate Account assets (1)                     --                --               --
                                        -----------       -----------              ---
                                                                                     $
                          TOTAL ASSETS  $14,417,166        $3,649,481               --
                                        -----------       -----------              ---
Liabilities
                                                                                     $
 Liability for deposit-type contracts          $ --       $(1,543,283)              --
 Derivative related liabilities             (67,042)           (1,214)              --
 Separate Account liabilities                    --                --               --
                                        -----------       -----------              ---
                                                                                     $
                     TOTAL LIABILITIES     $(67,042)      $(1,544,497)              --
                                        -----------       -----------              ---

(1) Excludes approximately $30.7 million, at December 31, 2012, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above determination of Fair Values section of this note.

The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

Fair values for contract loans were estimated using discounted cash flow calculations and current interest rates.

At December 31, 2013 and 2012, the Company had no investments where it was not practicable to estimate fair value.

5.  INCOME TAXES

A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

                                                     2013
                                   ORDINARY         CAPITAL          TOTAL
--------------------------------------------------------------------------------
1 (a) Gross DTA                  $1,816,821,763    $45,135,301    $1,861,957,064
 (b) Statutory valuation                     --             --                --
  allowance adjustments
 (c) Adjusted gross DTA           1,816,821,763     45,135,301     1,861,957,064
 (d) Deferred tax assets            893,221,093     22,661,104       915,882,197
  nonadmitted
 (e) Subtotal net admitted          923,600,670     22,474,197       946,074,867
  deferred tax assets
 (f) Deferred tax liabilities       684,435,670     15,464,197       699,899,867
                               ----------------  -------------  ----------------
 (g) Net admitted deferred         $239,165,000     $7,010,000      $246,175,000
  tax asset/(net deferred tax
  liability)
                               ----------------  -------------  ----------------

                                                       2013
                                ORDINARY              CAPITAL         TOTAL
--------------------------------------------------------------------------------
2 Admission Calculation
 Components SSAP No. 101 :
 (a) Federal income taxes               $ --                $ --            $ --
  paid in prior years
  recoverable by C/B
 (b) Adjusted gross DTA          239,165,000           7,010,000     246,175,000
  expected to be realized
  (1) DTA's expected to be       239,165,000           7,010,000     246,175,000
   realized after the
   balance sheet date
  (2) DTA's allowed per                  XXX                 XXX     425,164,869
   limitation threshold
 (c) DTA's offset against        684,435,670          15,464,197     699,899,867
  (DTLs)
                            ----------------       -------------  --------------
 (d) DTA's admitted as a        $923,600,670         $22,474,197    $946,074,867
  result of application of
  SSAP No. 101
                            ----------------       -------------  --------------
3 (a) Ratio % used to                  3,349  %
 determine recovery period
 and threshold limitation
 (b) Adjusted capital and      2,834,432,460
  surplus used to
  determine 2(b)
  thresholds

                                                          2013
                                                  ORDINARY             CAPITAL
  4 IMPACT OF TAX PLANNING STRATEGIES:             PERCENT             PERCENT
-----------------------------------------------------------------------------------
 (a) Determination of adjusted gross DTA
  and net admitted DTA, by tax character
  as a %.
  (1) Adjusted gross DTAs amount from       $1,816,821,763         $45,135,301
   Note 5A1c
  (2) % of net admitted adjusted gross                   0%                  0%
   DTAs by tax character attributable to
   the impact of tax planning strategies
  (3) Net admitted adj. gross DTAs             923,600,670          22,474,197
   amount from Note 5A1e
  (4) % of net admitted adjusted gross                  32%                  4%
   DTAs by tax character admitted
   because of the impact of planning
   strategies
 (b) Do the tax planning strategies                    Yes               No  X
  include the use of reinsurance?

                                                     2012
                                   ORDINARY         CAPITAL          TOTAL
--------------------------------------------------------------------------------
1 (a) Gross DTA                  $1,991,996,696    $73,968,061    $2,065,964,757
 (b) Statutory valuation
  allowance adjustments                      --             --                --
 (c) Adjusted gross DTA           1,991,996,696     73,968,061     2,065,964,757
 (d) Deferred tax assets
  nonadmitted                     1,100,066,331     47,098,013     1,147,164,344
 (e) Subtotal net admitted
  deferred tax assets               891,930,365     26,870,048       918,800,413
 (f) Deferred tax liabilities       511,264,849     12,811,948       524,076,797
                               ----------------  -------------  ----------------
 (g) Net admitted DTA/(DTL)        $380,665,516    $14,058,100      $394,723,616
                               ----------------  -------------  ----------------

                                                     2012
                              ORDINARY              CAPITAL          TOTAL
--------------------------------------------------------------------------------
2 Admission Calculation
 Components SSAP No. 101
 :
 (a) Federal income
  taxes paid in prior
  years recoverable by
  C/B                                 $ --                $ --              $ --
 (b) Adjusted gross DTA
  expected to be
  realized                     380,665,516          14,058,100       394,723,616
  (1) DTA's expected to
   be realized after the
   balance sheet date        1,116,409,900          14,058,100     1,130,468,000
  (2) DTA's allowed per
   limitation threshold                XXX                 XXX       394,723,616
 (c) DTA's offset
  against (DTLs)               511,264,849          12,811,948       524,076,797
                          ----------------       -------------  ----------------
 (d) DTA's admitted as a
  result of application
  of SSAP No. 101             $891,930,365         $26,870,048      $918,800,413
                          ----------------       -------------  ----------------
3 (a) Ratio % used to
 determine recovery
 period and threshold
 limitation                          1,822%
 (b) Adjusted capital
  and surplus used to
  determine 2(b)
  thresholds                 2,631,490,773

                                                       2012
                                           ORDINARY              CAPITAL
                                           PERCENT               PERCENT
--------------------------------------------------------------------------------
4 Impact of Tax Planning Strategies:
 (a) Determination of adjusted gross
  DTA and net admitted DTA, by tax
  character as a %.
  (1) Adjusted gross DTAs amount from
   Note 5A1c                             $1,991,996,696         $73,968,061
  (2) % of net admitted adjusted
   gross DTAs by tax character
   attributable to the impact of tax
   planning strategies                                0%                  0%
  (3) Net admitted adj. gross DTAs
   amount from Note 5A1e                    891,930,365          26,870,048
  (4) % of net admitted adjusted
   gross DTAs by tax character
   admitted because of the impact of
   planning strategies                                0%                  0%
 (b) Do the tax planning strategies
  include the use of reinsurance?                   Yes               No  X

                                                                            CHANGE DURING 2013
                                                 ORDINARY                        CAPITAL                          TOTAL
1 (A) GROSS DTA                               $(175,174,933)                  $(28,832,760)                  $(204,007,693)
---------------------------------------------------------------------------------------------------------------------------------
 (b) Statutory valuation allowance                         --                             --                              --
  adjustments
 (c) Adjusted gross DTA                          (175,174,933)                   (28,832,760)                   (204,007,693)
 (d) Deferred tax assets nonadmitted             (206,845,238)                   (24,436,909)                   (231,282,147)
 (e) Subtotal net admitted deferred tax            31,670,305                     (4,395,851)                     27,274,454
  assets
 (f) Deferred tax liabilities                     173,170,821                      2,652,249                     175,823,070
                                              ---------------                 --------------                 ---------------
 (g) Net admitted DTA/(DTL)                     $(141,500,516)                   $(7,048,100)                  $(148,548,616)
                                              ---------------                 --------------                 ---------------

                                                                       CHANGE DURING 2013
2 ADMISSION CALCULATION COMPONENTS SSAP NO. 101 :      ORDINARY              CAPITAL               TOTAL
------------------------------------------------------------------------------------------------------------------
 (a) Federal income taxes paid in prior years
  recoverable by C/B                                           $ --                $ --                  $ --
 (b) Adjusted gross DTA expected to be realized        (141,500,516)         (7,048,100)         (148,548,616)
  (1) DTA's expected to be realized after the
   balance sheet date                                  (877,244,900)         (7,048,100)         (884,293,000)
  (2) DTA's allowed per limitation threshold                    XXX                 XXX            30,441,253
 (c) DTA's offset against (DTLs)                        173,170,821           2,652,249           175,823,070
                                                   ----------------       -------------       ---------------
 (d) DTA's admitted as a result of application of
  SSAP No. 101                                          $31,670,305         $(4,395,851)          $27,274,454
                                                   ----------------       -------------       ---------------
3 (a) Ratio % used to determine recovery period
 and threshold limitation                                     1,527%
 (b) Adjusted capital and surplus used to
  determine 2(b) thresholds                             202,941,687

                                                        CHANGE DURING 2013
                                                  ORDINARY                   CAPITAL
                                                   PERCENT                   PERCENT
---------------------------------------------------------------------------------------------
4 Impact of Tax Planning Strategies:
 (a) Determination of adjusted gross DTA
  and net admitted DTA, by tax character
  as a %.
  (1) Adjusted gross DTAs amount from
   Note 5A1c                                     $(175,174,933)             $(28,832,760)
  (2) % of net admitted adjusted gross
   DTAs by tax character attributable to
   the impact of tax planning strategies                     0%                        0%
  (3) Net admitted adj. gross DTAs
   amount from Note 5A1e                            31,670,305                (4,395,851)
  (4) % of net admitted adjusted gross
   DTAs by tax character admitted
   because of the impact of planning
   strategies                                               32%                        4%

B.  (DTLs) are not recognized for the following amounts:

       Not applicable

C.  1. The components of current income tax expense are as follows:

                                               2013                  2012           CHANGE
----------------------------------------------------------------------------------------------------
  (a) Federal                               $(220,692,418)        $323,810,575    $(544,502,993)
  (b) Foreign                                          --               44,651          (44,651)
  (c) Subtotal                               (220,692,418)         323,855,226     (544,547,644)
  (d) Federal income tax on net capital       (96,017,136)          26,183,099     (122,200,235)
   gains
  (e) Utilization of capital loss                      --                   --               --
   carry-forwards
  (f) Other                                            --                   --               --
                                          ---------------       --------------  ---------------
  (g) Federal and foreign income taxes      $(316,709,554)        $350,038,325    $(666,747,879)
   incurred
                                          ===============       ==============  ===============

2. The main components of the period end deferred tax amounts and the change in those components are as follows:

                                               2013            2012           CHANGE
---------------------------------------------------------------------------------------------
DTA: ORDINARY
 Reserves                                   $112,946,867    $805,988,168   $(693,041,301)
 Tax deferred acquisition costs               76,431,496     253,002,416    (176,570,920)
 Employee benefits                             5,030,426      11,447,285      (6,416,859)
 Bonds and other investments               1,194,813,620     666,125,537     528,688,083
 NOL/Min tax credit/Foreign tax credits      407,162,725     242,327,721     164,835,004
 Other                                        20,436,629      13,105,569       7,331,060
                                          --------------  --------------  --------------
  Subtotal: DTA Ordinary                   1,816,821,763   1,991,996,696    (175,174,933)
  Ordinary Statutory Valuation Allowance              --              --              --
                                          --------------  --------------  --------------
  Total adjusted gross ordinary DTA        1,816,821,763   1,991,996,696    (175,174,933)
  Nonadmitted ordinary DTA                   893,221,093   1,100,066,331    (206,845,238)
                                          --------------  --------------  --------------
  Admitted ordinary DTA                      923,600,670     891,930,365      31,670,305
                                          --------------  --------------  --------------
DTA: CAPITAL
 Bonds and other investments                  45,135,301      73,968,061     (28,832,760)
                                          --------------  --------------  --------------
  Subtotal: DTA Capital                       45,135,301      73,968,061     (28,832,760)
  Capital Statutory Valuation Allowance               --              --              --
                                          --------------  --------------  --------------
  Total adjusted gross capital DTA            45,135,301      73,968,061     (28,832,760)
  Nonadmitted capital DTA                     22,661,104      47,098,013     (24,436,909)
                                          --------------  --------------  --------------
  Admitted capital DTA                        22,474,197      26,870,048      (4,395,851)
                                          --------------  --------------  --------------
                      TOTAL ADMITTED DTA    $946,074,867    $918,800,413     $27,274,454
                                          ==============  ==============  ==============
DTL: ORDINARY
  Bonds and other investments               $564,175,000    $345,583,220    $218,591,780
  Deferred and uncollected                       132,244      25,872,755     (25,740,511)
  Reserves                                   109,955,305     131,595,482     (21,640,177)
  Other                                       10,173,121       8,213,392       1,959,729
                                          --------------  --------------  --------------
   Gross DTL Ordinary                        684,435,670     511,264,849     173,170,821
                                          --------------  --------------  --------------
DTL: CAPITAL
  Investment related                          15,464,197      12,811,948       2,652,249
  Other                                               --              --              --
                                          --------------  --------------  --------------
   Gross DTL Capital                          15,464,197      12,811,948       2,652,249
                                          --------------  --------------  --------------
                               TOTAL DTL    $699,899,867    $524,076,797    $175,823,070
                                          ==============  ==============  ==============
                  NET ADJUSTED DTA/(DTL)    $246,175,000    $394,723,616   $(148,548,616)
                                          ==============  ==============  ==============
Adjust for the change in deferred tax on
 unrealized gains/losses                                                       3,363,614
Adjust for the stock compensation
 transfer                                                                      1,212,314
Adjust for the change in nonadmitted
 deferred tax                                                               (231,282,147)
Other adjustments                                                                     --
                                                                          --------------
Adjusted change in net deferred income
 tax                                                                       $(375,254,835)
                                                                          ==============

D.  Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

                                            2013                                 2012
                                                             % OF PRE-TAX                        % OF PRE-TAX
                                                                INCOME                              INCOME
                                         TAX EFFECT          $417,530,035     TAX EFFECT        $1,061,415,077
---------------------------------------------------------------------------------------------------------------
Statutory tax -- 35%                    $146,135,512             35.00%      $371,495,277            35.00%
Tax preferred investments                (81,000,000)           -19.40%       (89,000,000)           -8.39%
Affiliated dividends                              --              0.00%       (12,600,000)           -1.19%
Valuation allowance                               --              0.00%                --             0.00%
All other                                 (6,590,231)            -1.58%         7,386,380             0.70%
                                        ------------            ------       ------------            -----
            TOTAL STATUTORY INCOME TAX   $58,545,281             14.02%      $277,281,657            26.12%
                                        ============            ======       ============            =====
Federal and foreign income taxes
 incurred                               $(316,709,554)          -75.85%      $350,038,325            32.98%
Change in net deferred income taxes      375,254,835             89.87%       (72,756,668)           -6.86%
                                        ------------            ------       ------------            -----
            TOTAL STATUTORY INCOME TAX   $58,545,281             14.02%      $277,281,657            26.12%
                                        ============            ======       ============            =====

                                            2011
                                                              % OF PRE-TAX
                                                                 INCOME
                                         TAX EFFECT          $(732,529,932)
--------------------------------------  ------------------------------------
Statutory tax -- 35%                    $(256,385,476)            35.00%
Tax preferred investments                 (91,500,000)            12.49%
Affiliated dividends                      (25,714,500)             3.51%
Valuation allowance                                --              0.00%
All other                                    (683,314)             0.09%
                                        -------------            ------
            TOTAL STATUTORY INCOME TAX  $(374,283,290)            51.09%
                                        =============            ======
Federal and foreign income taxes
 incurred                                $125,325,732            -17.11%
Change in net deferred income taxes      (499,609,022)            68.20%
                                        -------------            ------
            TOTAL STATUTORY INCOME TAX  $(374,263,290)            51.09%
                                        =============            ======

E. 1. At December 31, 2013, the Company had $596,729,614 of net operating loss carryforward which expires between 2026 and 2028 and $53,478,967 of foreign tax credit carryforward which expires between 2018 and 2023.

2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2013                             $ --
2012                             $ --
2011                             $ --

3. The aggregate amounts of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2013.

F. 1. The Company's federal income tax return is consolidated within The Hartford's consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)   Hartford Underwriters General Agency, Inc.
Hartford Holdings, Inc.                                Hartford of Texas General Agency, Inc.
Nutmeg Insurance Company                               Nutmeg Insurance Agency, Inc.
Heritage Holdings, Inc.                                Hartford Lloyd's Corporation
Hartford Fire Insurance Company                        1st AgChoice, Inc.
Hartford Accident and Indemnity Company                ClaimPlace, Inc.
Hartford Casualty Insurance Company                    Access CoverageCorp, Inc.
Hartford Underwriters Insurance Company                Access CoverageCorp Technologies, Inc.
Twin City Fire Insurance Company                       Hartford Casualty General Agency, Inc.
Pacific Insurance Company, Limited                     Hartford Fire General Agency, Inc.
Trumbull Insurance Company                             Hartford Strategic Investments LLC
Hartford Insurance Company of Illinois                 Hartford Life, Inc.
Hartford Insurance Company of the Midwest              Hartford Life and Accident Insurance Company
Hartford Insurance Company of the Southeast            Hartford Life International Ltd.
Hartford Lloyd's Insurance Company                     Hartford Equity Sales Company, Inc.
Property & Casualty Insurance Co. of Hartford          Hartford-Comprehensive Employee Benefit Service Co.
Sentinel Insurance Company, Ltd.                       Hartford Securities Distribution Company, Inc.
First State Insurance Company                          The Evergreen Group, Incorporated
New England Insurance Company                          Hartford Administrative Services Company
New England Reinsurance Corporation                    Hartford Life, Ltd.
Fencourt Reinsurance Company, Ltd.                     Hartford Life Insurance Company
Heritage Reinsurance Co., Ltd.                         Hartford Life and Annuity Insurance Company
New Ocean Insurance Co., Ltd.                          Hartford International Life Reassurance Corp.
Hartford Investment Management Co.                     American Maturity Life Insurance Company
HRA Brokerage Services. Inc.                           Champlain Life Reinsurance Company
Ersatz Corporation                                     White River Life Reinsurance Company
Hartford Integrated Technologies, Inc.                 Hartford Fund Management Group, Inc.
Business Management Group, Inc.                        Hartford Life International Holding Company

  2.   Federal Income Tax Allocation

     Estimated tax payments are made quarterly, at which time intercompany tax settlements are made. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6. REINSURANCE

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $10,718,558 and $926,044,168 respectively, as of December 31, 2013 and $23,783,887 and $538,948,935 respectively, as of December 31, 2012.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

                                                  DIRECT            ASSUMED             CEDED                     NET
---------------------------------------------------------------------------------------------------------------------------------
2013
Aggregate reserves for future benefits         $11,905,322,306    $1,076,972,436     $(9,094,015,409)         $3,888,279,333
Liability for deposit-type contracts                48,225,329     1,335,518,462         (24,594,176)          1,359,149,615
Policy and contract claim liabilities              117,147,937        17,567,410        (117,061,305)             17,654,042
Premium and annuity considerations               2,263,956,031       214,306,601      (5,460,857,455)         (2,982,594,824)
Death, annuity, disability and other               768,962,763       335,485,820        (780,296,543)            324,152,040
 benefits
Surrenders and other fund withdrawals           11,128,056,539       211,476,401     (11,495,364,832)           (155,831,892)

                                                         DIRECT            ASSUMED             CEDED                   NET
---------------------------------------------------------------------------------------------------------------------------------
2012
Aggregate reserves for future benefits                $13,136,569,365    $1,141,074,169    $(5,068,899,440)        $9,208,744,094
Liability for deposit-type contracts                       57,593,210     1,485,690,018                 --          1,543,283,228
Policy and contract claim liabilities                     114,807,788        13,382,743        (54,078,602)            74,111,929
Premium and annuity considerations                      2,380,044,324       311,741,821     (1,402,987,610)         1,288,798,535
Death, annuity, disability and other benefits             660,013,086       421,351,995       (313,326,701)           768,038,380
Surrenders and other fund withdrawals                   8,896,799,930       238,908,549     (8,830,040,225)           305,668,254

                                                     DIRECT             ASSUMED             CEDED                     NET
---------------------------------------------------------------------------------------------------------------------------------
2011
Aggregate reserves for future benefits            $10,948,992,648     $5,217,901,345     $(4,953,576,011)         $11,213,317,982
Policy and contract claim liabilities                  77,162,981          9,362,396         (38,432,611)              48,092,766
Premium and annuity considerations                  2,478,347,638        327,157,421      (1,404,362,300)           1,401,142,759
Death, annuity, disability and other benefits         541,731,135        421,610,418        (251,193,984)             712,147,569
Surrenders and other fund withdrawals               8,945,267,166        260,269,537      (8,873,703,048)             331,833,655

A.  EXTERNAL REINSURANCE

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2013, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus. These concentrations, which are actively monitored, are as follows: reserve credits totaling $7.7 billion for Prudential offset by $5.4 billion of market value of assets held in trust, for a net exposure of $2.3 billion, and reserve credits totaling $682 million for Transamerica Life Insurance Company.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company's surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $127,493,929 in 2013, a decrease of $180,280,857 from the 2012 balance of $307,774,786. The total amount of reinsurance credits taken for this agreement was $196,144,507 in 2013, a decrease of $277,355,163 from the 2012 balance of $473,499,670.

On December 31, 2012, The Hartford completed the sale of its U.S. individual annuity new business capabilities to Forethought Financial Group. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company ceased the sale of such annuity policies and the reinsurance agreement terminated as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012.

On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential for consideration consisting primarily of a ceding commission of which $457 million, before tax, was allocated to the Company. The transaction resulted from The Hartford's strategic business realignment announced in March 2012. The sale was structured as a reinsurance transaction and resulted in a before tax gain of approximately $1.6 billion consisting of a reinsurance gain and investment - related gains, and an estimated increase to surplus of approximately $1.4 billion, before tax. A reinsurance gain of approximately $600 million, before tax, will be deferred and amortized over 20 years as earnings are estimated to emerge from the business reinsured. Upon closing, the Company reinsured $7.1 billion of policyholder liabilities and $3.8 billion of

Separate Account liabilities under an indemnity reinsurance agreement. The Company also transferred invested assets (excluding cash) with a statement value of $5.1 billion to Prudential.

B.  REINSURANCE ASSUMED FROM AFFILIATES

The Company has reinsurance agreements with Hartford Life Insurance K.K. ("HLIKK"), a Japan based affiliate and a wholly- owned subsidiary of The Hartford. Under these agreements, HLIKK ceded 100% of its covered risks to the Company. The following list describes the reinsurance agreements with HLIKK:

- The Company assumes GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006, and GMIB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected premiums of $89,335,190, $172,316,300 and $179,915,572 for the
    years ended December 31, 2013, 2012 and 2011, respectively.

- The Company assumes in-force and prospective "3Win" annuities which bundle guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB risks issued on or after February 5, 2007. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion, triggered during 2008 and of this amount, $2.0 billion elected the GMIB payout annuity, while the remainder elected a lump-sum payout. The Company received the additional considerations, net of the first annuity payout, and is paying the associated benefits to HLIKK over the payout period. As a result, in 2009 the Company entered into a funding agreement with HLIC in the amount of $1,468,809,904 for the purpose of funding these payments. The funding agreement calls for scheduled annual payouts on October 31 with interest at 5.16% through 2019. In connection with this reinsurance agreement, the Company collected premiums of $389,974, $826,283 and $859,383 for the years ended December 31, 2013, 2012 and 2011, respectively.

- The Company assumes certain in-force and prospective GMIB and GMDB riders issued on or after February 1, 2008. In connection with this reinsurance agreement, the Company collected premiums of $2,326,219, $3,294,187 and $3,559,447 for the years ended December 31, 2013, 2012 and 2011, respectively.

- The Company assumes certain in-force and prospective GMDB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected premiums of $2,443,973, $2,817,698 and $3,044,045 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company had a modified coinsurance ("Modco") reinsurance agreement with Hartford Life Limited ("HLL"), an affiliated wholly-owned subsidiary of Hartford Life International, Ltd ("HLIL"). The Company assumed 100% of the risks associated with GMDB and GMWB riders written by and in-force with HLL as of November 1, 2010. In connection with this agreement as of December 31, 2013 and 2012, the Company recorded a net (payable)/receivable of $0 and $(1,490,759), respectively, and collected premiums of $8,066,899, $9,541,634, and $10,370,089 for the years ended December 31, 2013, 2012 and 2011, respectively. The Company sold HLIL on December 12, 2013, and due to the sale of HLIL, the Company novated its Modco reinsurance agreement with HLL. See Note 13.

C.  REINSURANCE CEDED TO AFFILIATES

The Company has a Modco and coinsurance with funds withheld reinsurance agreement ("WRR Agreement") with White River Life Reinsurance Company ("WRR"), an affiliated captive insurance company unauthorized in the State of Connecticut. The Company cedes to WRR variable annuity contracts, associated riders, and payout annuities written by the Company; annuity contracts and associated riders assumed by the Company under unaffiliated reinsurance agreements; GMAB, GMIB riders and GMDB risks assumed by the Company from HLIKK. Due to the sale of HLIL, the Company ceased ceding GMDB and GMWB riders assumed by the Company from HLL as of December 1, 2013. See Note 13.

Under Modco, the assets and liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through Modco and funds withheld adjustments.

In connection with the WRR Agreement as of December 31, 2013 and 2012, the Company recorded a receivable of $0 and $172,250,508 within Amounts recoverable for reinsurance on the Statements of Admitted Assets, Liabilities and Capital and Surplus; a payable of $917,034,952 and $527,400,013, respectively, reported within Other liabilities; Funds held under reinsurance treaties with unauthorized reinsurers of $255,906,441 and $212,088,584, respectively; and paid premiums of $518,156,124, $719,723,726, and $885,985,397, for the years ended
December 31, 2013, 2012, and 2011, respectively. As a result of the sale of the U.S. individual annuity new business, the Company ceased ceding new business to WRR in 2012.

Effective November 1, 2007, the Company entered into a Modco and coinsurance with funds withheld reinsurance agreement with Champlain Life Reinsurance Company ("Champlain"), an affiliated captive insurance company unauthorized in the State of Connecticut. Champlain used a third-party letter of credit to back a certain portion of its statutory reserves, and this letter of credit was assigned to the Company in order to provide collateral for the Company to take reinsurance credit under this agreement. The increase in surplus, net of federal income tax, that resulted from the reinsurance agreement on the effective date was $194,430,212. This surplus benefit was amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net $0 future impact to surplus. The Company reported paid premiums of $(2,768,952,656), $200,281,441 and $209,973,214 for the years ended December 31,
2013, 2012 and 2011, respectively.

As a result of the sale of the individual life insurance business to Prudential, the Company simultaneously recaptured the individual life insurance assumed by Champlain. As a result, on January 2, 2013, the Company re-assumed all of the life reserves and claims payable totaling $3.0 billion from Champlain; Champlain returned the funds withheld totaling $2.8 billion to the Company; the Company paid a recapture fee of $347 million to Champlain; and, the Company ceded the recaptured reserves to Prudential. The amounts resulting from the transaction with Prudential disclosed above include the release of the Company's remaining deferred gain of $167 million, deferred at the inception of the reinsurance to Champlain, from restricted surplus.

7.  PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following table presents premiums and annuity considerations (deferred and uncollected) as of December 31:

                                                            2013                                        2012
                                             GROSS               NET OF LOADING          GROSS               NET OF LOADING
--------------------------------------------------------------------------------------------------------------------------------
TYPE
Ordinary new business                             $ --                    $ --          $1,616,249               $1,988,768
Ordinary renewal                             3,551,571               3,702,032          17,869,947               21,931,463
Group life                                          --                      --              49,363                   32,976
                                          ------------            ------------       -------------            -------------
                                   TOTAL    $3,551,571              $3,702,032         $19,535,559              $23,953,207
                                          ------------            ------------       -------------            -------------

8.  RELATED PARTY TRANSACTIONS

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Investment management fees are charged by HIMCO and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by the affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2013 and 2012, the Company reported $0 and $13,512,043, respectively, as receivables from and $33,588,068 and $35,894,640, respectively, as payables to parent, subsidiaries, and affiliates. The terms of the written settlement agreements require that these amounts be settled generally within 30 days.

Effective December 31, 2010, The Hartford entered into an Intercompany Liquidity Agreement (the "Agreement") with its insurance company subsidiaries that are domiciled in the State of Connecticut. The Agreement allows for short-term advances of funds between Hartford affiliates. It is not intended to be used for the daily management of liquidity, but instead as a contingency resource should an immediate liquidity need arise at a particular entity. On May 29, 2013, Hartford Life and Annuity Insurance Company issued a note in the principal amount of $225 million to Hartford Life and Accident Insurance Company, under the intercompany liquidity agreement. The note bears interest at 1.00% and matures on May 29, 2014, but was redeemed February 28, 2014.

On February 22, 2013, the Company paid an extraordinary cash return of capital of $1.05 billion to HLIC.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 9 and 12.

9. RETIREMENT PLANS, OTHER POSTRETIREMENT BENEFIT PLANS AND POSTEMPLOYMENT BENEFITS

The Hartford maintains The Hartford Retirement Plan for U.S. Employees, a U.S. qualified defined benefit pension plan (the "Plan") that covers substantially all employees of the Company. The Hartford also maintains non-qualified pension plans to accrue retirement benefits in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the "Pension Plans."

Effective December 31, 2012, the Hartford amended the Plan to freeze participation and benefit accruals. As a result, employees will not accrue further benefits under the cash balance formula of the plan, although interest will continue to accrue to existing account balances. Compensation earned by employees up to December 31, 2012 will be used for purposes of calculating benefits under the Plan but there will be no future benefit accruals after that date. Participants as of December 31, 2012 will continue to earn vesting credit with respect to their frozen accrued benefits as they continue to work. The freeze also applies to The Hartford Excess Pension Plan II, The Hartford's non-qualified excess benefit plan for certain highly compensated employees, effective December 31, 2012.

For the years ended December 31, 2013, 2012 and 2011, the Company incurred expenses related to the Pension Plans of $5,659,399, $22,147,339 and $18,704,662, respectively, related to the allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees of the Company. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax effective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates with the Company on or after January 1, 2002. As of December 31, 2012, the Hartford's other postretirement medical, dental and life insurance coverage plans were amended to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014. For the years ended December 31, 2013, 2012 and 2011, the Company incurred (income)/expense related to the other postretirement benefit plans of $(29,777), $664,015 and $1,383,478, respectively.

Substantially all U.S. employees are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. Eligible compensation includes overtime and bonuses but is limited to a total of $1,000,000 annually. The expense allocated to the Company for the year ended December 31, 2013 was $4,611,879.

Prior to January 1, 2013, the contributions were matched, up to 3.0% of base salary, by the Company. In 2012, employees who had earnings of less than $110,000 in the preceding year also received a contribution of 1.5% of base salary and employees who had earnings of $110,000 or more in the preceding year received a contribution of 0.5% of base salary. The expenses allocated to the Company for the years ended December 31, 2012 and 2011 were $4,731,580 and $4,883,327, respectively.

The Company participates in postemployment plans sponsored by Hartford Fire Insurance Company. These plans provide for medical and salary continuance benefits for employees on long-term disability. For the years ended December 31, 2013, 2012, and 2011, the Company was allocated expenses under these plans of $36,458, $591,375, and $664,382, respectively. In addition, additional expenses for the Company under this plan were $36,296, $125,785 and $32,433 for the years ended December 31, 2013, 2012 and 2011, respectively, resulting from valuation adjustments.

10.  CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS

DIVIDEND RESTRICTIONS

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the "Commissioner"), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. In 2013, 2012, and 2011, a return of capital of $1.05 billion, and dividends of $0 and $0, respectively, were paid. With respect to dividends to its parent HLIC, the Company's dividend limitation under the holding company laws of Connecticut is $997,664,886 in 2014.

UNASSIGNED FUNDS

The portion of unassigned funds reduced by each item below at December 31, was as follows:

                                               2013             2012
--------------------------------------------------------------------------
Unrealized capital losses, net of tax       $721,211,084      $934,084,695
Nonadmitted asset values                     928,120,355     1,168,207,992
Asset valuation reserve                       43,221,943       162,571,194
Provision for reinsurance                             --                --

11.  SEPARATE ACCOUNTS

The Company maintained Separate Account assets totaling $44,216,206,885 and $45,851,885,131 as of December 31, 2013 and 2012, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2013 and 2012, the Company's Separate Account statement included legally insulated assets of $44,216,206,885 and $45,851,885,131, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company's Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $899,999,354, $971,069,837 and $1,095,419,763 for the years ended December 31, 2013, 2012 and
2011, respectively, and are recorded as a component of fee income on the Company's Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2013 is as follows:

                                                            NONINDEXED
                                                            GUARANTEED        NONINDEXED
                                                            LESS THAN         GUARANTEED       NONGUARANTEED
                                                             OR EQUAL         MORE THAN          SEPARATE
                                            INDEXED           TO 4%               4%             ACCOUNTS             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Premium considerations or deposits for
 the year ended 2013:                         $ --             $ --              $ --             $914,828,458       $914,828,458
                                              ----             ----              ----        -----------------  -----------------
Reserves @ year-end:
 For accounts with assets at:
  Fair value                                    --               --                --           43,783,307,624     43,783,307,624
  Amortized cost                                --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                         TOTAL RESERVES         --               --                --           43,783,307,624     43,783,307,624
                                              ----             ----              ----        -----------------  -----------------
By withdrawal characteristics:
 Subject to discretionary withdrawal            --               --                --                       --                 --
 With fair value adjustment                     --               --                --                       --                 --
 At book value without fair value
  adjustment and with surrender charge
  of 5% or more                                 --               --                --                       --                 --
 At fair value                                  --               --                --           43,559,275,298     43,559,275,298
 At book value without fair value
  adjustment and with surrender charge
  of less than 5%                               --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                               SUBTOTAL         --               --                --           43,559,275,298     43,559,275,298
 Not subject to discretionary
  withdrawal                                    --               --                --              224,032,326        224,032,326
                                              ----             ----              ----        -----------------  -----------------
                                  TOTAL       $ --             $ --              $ --          $43,783,307,624    $43,783,307,624
                                              ----             ----              ----        -----------------  -----------------

Below is the reconciliation of Net transfers from Separate Accounts as of December 31,

                                                                 2013                    2012                    2011
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                   $914,828,458            $905,791,935            $866,204,030
Transfer from Separate Accounts                               10,913,496,680           8,502,888,504           8,302,354,037
                                                           -----------------       -----------------       -----------------
Net transfer from Separate Accounts                           (9,998,668,222)         (7,597,096,569)         (7,436,150,007)
Internal exchanges and other Separate Account activity            81,476,262              (4,353,290)            (10,460,311)
                                                           -----------------       -----------------       -----------------
Transfer from Separate Accounts on the Statements of
 Operations                                                  $(9,917,191,960)        $(7,601,449,859)        $(7,446,610,318)
                                                           -----------------       -----------------       -----------------

12. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

(B) GUARANTY FUNDS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2013, 2012 and 2011. The Company has a guaranty fund receivable of $3,515,901 and $3,635,667 as of December 31, 2013 and 2012, respectively.

(C) LEASES

As discussed in Note 8, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by The Hartford's life insurance companies was $608,095, $7,635,952 and $8,039,174 in 2013, 2012 and 2011, respectively. Future minimum rental commitments are immaterial.

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut.

(D) TAX MATTERS

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2011 are expected to conclude in 2015, with no material impact on the financial condition or results of operations. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described in Note 5.

The Separate Account dividend received deduction ("DRD") is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $80,401,818, $83,835,300 and $119,417,997 related to the Separate Account DRD for the years ended December 31, 2013, 2012 and 2011, respectively. These amounts included (charges)/benefits related to prior years' tax returns of $(598,182), $(5,164,700) and $938,384 in 2013, 2012
and 2011, respectively.

(E) FUNDING OBLIGATIONS

At December 31, 2013 and 2012, the Company had outstanding commitments totaling $1,657,000 and $2,189,520, respectively, to fund partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses.

13. SALES OF AFFILIATES AND DISCONTINUED OPERATIONS

On November 30, 2012, the Company completed the sale of Woodbury Financial Services, Inc., a wholly-owned subsidiary, to AIG Advisor Group, Inc., a subsidiary of American International Group, Inc. The disposition resulted in a gain of $26 million before tax.

On December 12, 2013, The Company sold HLIL, a direct wholly-owned subsidiary of the Company, in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company, for approximately $285 million. At closing, HLIL's sole asset was its subsidiary, HLL, a Dublin-based company that sold variable annuities in the U.K. from 2005 to 2009. The disposition resulted in a decrease is surplus of approximately $225 million, after tax. As part of the transaction, the Company novated its Modco reinsurance agreement with HLL.

The amounts related to Discontinued Operations and the effect on the Company's Balance Sheet and Summary of Operations is as follows:

BALANCE SHEET AS OF DECEMBER 31, 2013
(AMOUNTS IN MILLIONS)
--------------------------------------------------------------------------------
Assets
a. Line 5      Cash                                                    $285
                                                               ------------
b. Line 28      Total assets                                           (400)
                                                               ------------
Liabilities, Surplus and Other Funds
c. Line 28      Total liabilities                                        --
                                                               ------------
d. Line 37      Surplus                                                (225)
                                                               ------------
e. Line 39      Total liabilities and surplus                          (225)
                                                               ------------
Summary of Operations
f. Line 1       Premiums                                                 --
                                                               ------------
g. Line 19      Increase in aggregate reserves for accident &            --
 health
 (current year less prior year)
                                                               ------------
h. Line 32      Federal and foreign income taxes incurred                --
                                                               ------------
i. Line 34      Net realized capital gains (losses)                    (434)
                                                               ------------
j. Line 35      Net income                                            $(472)
                                                               ------------

14. SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2013, through April 25, 2014, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

On January 30, 2014, The Hartford received permission from the Department to pay extraordinary dividends (as returns of capital) of $642,349,730 from HLAI to HLIC and $800,000,000 from HLIC to Hartford Life and Accident Insurance Company ("HLA"). HLAI and HLIC paid these returns of capital on February 27, 2014. In turn, HLIC received a return of capital of $642,349,730 from HLAI and HLA received a return of capital of $800,000,000 from HLIC on February 27, 2014.

In conjunction with the capitalization of HLA to support the Group Benefits business and the separation of that business from the Talcott Resolution operating segment, on January 30, 2014, The Hartford received permission from the Connecticut Insurance Department to distribute the shares of stock of HLIC from HLA to Hartford Life, Inc., as an extraordinary dividend (as a return of capital). This was completed on March 3, 2014.

In March 2014, the Company received permission from the Department and the Vermont Department of Financial Regulation to terminate the reinsurance agreement with its affiliate WRR effective April 1, 2014. As a result the Company will receive a return of ceded premium related to Separate Account business totaling $41 billion offset by Modco adjustments of $41 billion; reassume $281 million in aggregate reserves for annuity contracts; WRR will return the funds withheld totaling $281 million to the Company; and the Company will pay a recapture fee of $0 to WRR. In addition, the Company is expected to receive a capital contribution of $1,022 million from its parent HLIC in support of the business recaptured.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b) (1) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
     (2)  Not applicable.
     (3)  (a)  Amended and Restated Principal Underwriter Agreement.(3)
     (3)  (b)  Form of Dealer Agreement.(1)
     (4)  (a)  Form of Individual Flexible Premium Variable Annuity Contract.(2)
     (4)  (b)  Principal First(6)
     (4)  (c)  MAV / MAV Plus(6)
     (4)  (d)  Lifetime Income Foundation Rider (Single)(6)
     (4)  (e)  Lifetime Income Foundation Rider (Joint Life / Spousal)(6)
     (4)  (f)  Lifetime Income Builder II Rider (Single)(6)
     (4)  (g)  Lifetime Income Builder II Rider (Joint Life / Spousal)(6)
     (4)  (h)  The Hartford's Lifetime Income Builder Selects Rider (Single)(6)
     (4) (i) The Hartford's Lifetime Income Builder Selects Rider (Joint Life / Spousal)(6)
     (4)  (j)  The Hartford's Lifetime Income Builder Portfolios Rider
               (Single)(6)
     (4) (k) The Hartford's Lifetime Income Builder Portfolios Rider (Joint Life / Spousal)(6)
     (5)  Form of Application.(2)
     (6)  (a)  Certificate of Incorporation of Hartford.(4)
     (6)  (b)  Amended and Restated Bylaws of Hartford.(7)
     (7)  Form of Reinsurance Agreement.(3)
     (8)  Fund Participation Agreements and Amendments
          (a)  AIM Variable Insurance Funds(6)
          (b)  AllianceBernstein Variable Products Series Fund, Inc.(6)
          (c)  Fidelity Variable Insurance Products Funds(6)
          (d)  Franklin Templeton Variable Insurance Products Trust(6)
          (e)  Hartford HLS Funds(6)
               Hartford Series Fund, Inc.(6)
          (f)  Lord Abbett & Co., LLC(6)
          (g)  MFS Variable Insurance Trust(6)
          (h)  Oppenheimer Variable Account Funds(6)
          (i)  Putnam Variable Trust(6)
          (j)  The Universal Institutional Funds, Inc.(6)
          (k) Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993.(5)
          (l) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(5)
     (9)  Opinion and Consent of Lisa Proch, Assistant General Counsel.
     (10) Consents of Deloitte & Touche LLP.
     (11) No financial statements are omitted.
     (12) Not applicable.
     (99) Copy of Power of Attorney.

------------

(1) Incorporated by reference to the Initial Registration Statement File No. 333-148566 dated January 9, 2008.

(2) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-148564 filed on July 21, 2008.

(3) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-148564 filed on February 9, 2009.

(4) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-136545 filed on May 1, 2009.

(5) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement on Form N-4, File No. 333-148565, filed on May 3, 2010.

(6) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement on Form N-4, File No. 333-148566, filed on April 23, 2012.

(7) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-176152, filed on April 25, 2014.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Thomas S. Barnes                    Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
Michael R. Chesman (1)              Senior Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
George Eknaian                      Chief Actuary Senior Vice President
Csaba Gabor                         Chief Compliance Officer of Separate Accounts
John W. Gallant                     Vice President
Michael R. Hazel                    Vice President, Controller
Donna R. Jarvis                     Actuary, Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
Craig D. Morrow                     Appointed Actuary, Vice President
Mark J. Niland (1)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Peter F. Sannizzaro                 Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Terence Shields (1)                 Assistant Vice President, Corporate Secretary

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement File No. 333-148564, filed on February 19, 2014.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2014, there were 170,244 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or
     Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                                POSITIONS AND OFFICES
NAME                                                              WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Diana Benken                         Chief Financial Officer and Controller/FINOP
Christopher S. Conner (1)            AML Compliance Officer and Chief Compliance Officer
Christopher J. Dagnault (2)          President, Chief Executive Officer
Aidan Kidney                         Senior Vice President
Kathleen E. Jorens (3)               Vice President, Assistant Treasurer
Robert W. Paiano (3)                 Senior Vice President, Treasurer
Cathleen Shine                       Secretary
Diane E. Tatelman                    Vice President
Jane Wolak                           Chairman of the Board, Director

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 07089.

(1)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(2)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(3)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on April 25, 2014.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN
(Registrant)

By:    Beth Bombara*                        *By:   /s/ Lisa Proch
       -----------------------------------         -----------------------------------
       Beth Bombara                                Lisa Proch
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    Beth Bombara*
       -----------------------------------
       Beth Bombara
       President, Chief Executive Officer
       and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Beth A. Bombara, President, Chief Executive Officer,
 Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*              *By:      /s/ Lisa Proch
                                                                        -----------------------------------
Robert W. Paiano, Senior Vice President, Treasurer,                     Lisa Proch
 Director* Attorney-in-Fact                                             Attorney-in-Fact
Peter F. Sannizzaro, Senior Vice President, Chief             Date:     April 25, 2014
 Accounting Officer, Chief Financial Officer

333-148566

                                 EXHIBIT INDEX

 (9)  Opinion and Consent of Lisa Proch, Assistant General Counsel
(10)  Consents of Deloitte & Touche LLP
(99)  Power of Attorney